UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03290

Name of Fund:  BlackRock Variable Series Funds, Inc.
BlackRock 60/40 Target Allocation ETF V.I. Fund
BlackRock Advantage Large Cap Core V.I. Fund
BlackRock Advantage Large Cap Value V.I. Fund
BlackRock Advantage SMID Cap V.I. Fund
BlackRock Basic Value V.I. Fund
BlackRock Capital Appreciation V.I. Fund
BlackRock Equity Dividend V.I. Fund
BlackRock Global Allocation V.I. Fund
BlackRock Government Money Market V.I. Fund
BlackRock International Index V.I. Fund
BlackRock International V.I. Fund
BlackRock Large Cap Focus Growth V.I. Fund
BlackRock Managed Volatility V.I. Fund
BlackRock S&P 500 Index V.I. Fund
BlackRock Small Cap Index V.I. Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Variable Series Funds, Inc., 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 537-4942

Date of fiscal year end: 12/31/2024

Date of reporting period: 12/31/2024

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

BlackRock 60/40 Target Allocation ETF V.I. Fund

Class I Shares | BVDAX

Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock 60/40 Target Allocation ETF V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$20Footnote Reference(a)	0.19%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class I Shares returned 11.64%.

  For the same period, the MSCI All Country World Index returned 17.49% and the secondary performance benchmark, a blend of 60% MSCI ACWI Index and 40% Bloomberg U.S. Aggregate Bond Index, returned 10.77%.

What contributed to performance?

Allocations to U.S. large-cap stocks, U.S. large-cap growth stocks, U.S. quality factor stocks, and U.S. technology stocks made the largest contributions. All four categories performed well in an environment of robust economic growth, steady corporate earnings, and interest rate cuts by the U.S. Federal Reserve.

What detracted from performance?

Allocations to long-duration U.S. Treasuries and a total return bond strategy detracted (duration is a measure of interest rate sensitivity). Positioning in developed-market growth stocks and emerging-market equities also detracted due to unfavorably timed shifts in the Fund’s weightings in these areas over the course of the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2015 through December 31, 2024

Initial Investment of $10,000

	Class I Shares	MSCI All Country World Index	60% MSCI All Country World Index/40% Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index
Jan 15	$9,990	$9,844	$9,990	$10,210
Feb 15	$10,259	$10,392	$10,286	$10,114
Mar 15	$10,190	$10,231	$10,210	$10,161
Apr 15	$10,319	$10,528	$10,373	$10,124
May 15	$10,299	$10,514	$10,355	$10,100
Jun 15	$10,110	$10,266	$10,163	$9,990
Jul 15	$10,070	$10,355	$10,244	$10,059
Aug 15	$9,681	$9,646	$9,817	$10,045
Sep 15	$9,481	$9,296	$9,630	$10,113
Oct 15	$9,840	$10,026	$10,084	$10,114
Nov 15	$9,800	$9,943	$10,024	$10,088
Dec 15	$9,612	$9,764	$9,902	$10,055
Jan 16	$9,338	$9,175	$9,599	$10,193
Feb 16	$9,328	$9,112	$9,586	$10,266
Mar 16	$9,785	$9,787	$10,048	$10,360
Apr 16	$9,897	$9,931	$10,152	$10,400
May 16	$9,917	$9,944	$10,161	$10,402
Jun 16	$10,029	$9,884	$10,197	$10,589
Jul 16	$10,274	$10,310	$10,486	$10,656
Aug 16	$10,263	$10,344	$10,503	$10,644
Sep 16	$10,294	$10,408	$10,539	$10,638
Oct 16	$10,101	$10,231	$10,399	$10,556
Nov 16	$10,090	$10,309	$10,348	$10,307
Dec 16	$10,236	$10,531	$10,488	$10,321
Jan 17	$10,382	$10,819	$10,669	$10,341
Feb 17	$10,600	$11,123	$10,877	$10,411
Mar 17	$10,652	$11,259	$10,954	$10,405
Apr 17	$10,766	$11,434	$11,091	$10,486
May 17	$10,912	$11,687	$11,272	$10,567
Jun 17	$10,974	$11,740	$11,298	$10,556
Jul 17	$11,182	$12,068	$11,507	$10,601
Aug 17	$11,203	$12,114	$11,575	$10,696
Sep 17	$11,369	$12,348	$11,687	$10,645
Oct 17	$11,515	$12,605	$11,835	$10,652
Nov 17	$11,660	$12,849	$11,966	$10,638
Dec 17	$11,783	$13,056	$12,104	$10,687
Jan 18	$12,111	$13,793	$12,458	$10,564
Feb 18	$11,698	$13,213	$12,097	$10,464
Mar 18	$11,688	$12,931	$11,973	$10,531
Apr 18	$11,667	$13,054	$12,006	$10,452
May 18	$11,804	$13,070	$12,049	$10,527
Jun 18	$11,783	$13,000	$12,004	$10,514
Jul 18	$12,037	$13,392	$12,222	$10,516
Aug 18	$12,238	$13,497	$12,311	$10,584
Sep 18	$12,260	$13,555	$12,312	$10,516
Oct 18	$11,614	$12,540	$11,719	$10,433
Nov 18	$11,720	$12,723	$11,850	$10,495
Dec 18	$11,201	$11,827	$11,436	$10,688
Jan 19	$11,808	$12,761	$12,027	$10,801
Feb 19	$12,047	$13,102	$12,217	$10,795
Mar 19	$12,264	$13,267	$12,403	$11,003
Apr 19	$12,536	$13,715	$12,655	$11,005
May 19	$12,167	$12,901	$12,295	$11,201
Jun 19	$12,698	$13,746	$12,840	$11,341
Jul 19	$12,767	$13,786	$12,874	$11,366
Aug 19	$12,788	$13,459	$12,824	$11,661
Sep 19	$12,897	$13,742	$12,958	$11,599
Oct 19	$13,103	$14,119	$13,187	$11,634
Nov 19	$13,321	$14,463	$13,377	$11,628
Dec 19	$13,598	$14,973	$13,656	$11,620
Jan 20	$13,610	$14,807	$13,671	$11,843
Feb 20	$13,040	$13,611	$13,107	$12,056
Mar 20	$11,967	$11,774	$12,014	$11,985
Apr 20	$12,805	$13,035	$12,872	$12,198
May 20	$13,263	$13,602	$13,232	$12,255
Jun 20	$13,498	$14,036	$13,519	$12,332
Jul 20	$14,074	$14,779	$14,028	$12,517
Aug 20	$14,522	$15,683	$14,498	$12,416
Sep 20	$14,253	$15,178	$14,215	$12,409
Oct 20	$14,063	$14,809	$13,982	$12,353
Nov 20	$15,138	$16,634	$15,071	$12,475
Dec 20	$15,593	$17,406	$15,499	$12,492
Jan 21	$15,559	$17,327	$15,412	$12,402
Feb 21	$15,718	$17,729	$15,537	$12,223
Mar 21	$15,957	$18,202	$15,709	$12,071
Apr 21	$16,400	$18,998	$16,170	$12,166
May 21	$16,593	$19,294	$16,343	$12,206
Jun 21	$16,741	$19,548	$16,518	$12,291
Jul 21	$16,811	$19,682	$16,660	$12,429
Aug 21	$17,050	$20,175	$16,897	$12,405
Sep 21	$16,617	$19,342	$16,420	$12,298
Oct 21	$17,220	$20,329	$16,921	$12,294
Nov 21	$16,947	$19,839	$16,697	$12,331
Dec 21	$17,463	$20,633	$17,080	$12,299
Jan 22	$16,878	$19,620	$16,430	$12,034
Feb 22	$16,554	$19,113	$16,102	$11,900
Mar 22	$16,716	$19,527	$16,132	$11,569
Apr 22	$15,671	$17,964	$15,113	$11,130
May 22	$15,783	$17,985	$15,162	$11,202
Jun 22	$14,824	$16,469	$14,300	$11,026
Jul 22	$15,626	$17,619	$15,039	$11,296
Aug 22	$15,066	$16,970	$14,537	$10,977
Sep 22	$13,970	$15,346	$13,451	$10,502
Oct 22	$14,531	$16,272	$13,868	$10,366
Nov 22	$15,390	$17,534	$14,717	$10,748
Dec 22	$14,874	$16,844	$14,343	$10,699
Jan 23	$15,663	$18,051	$15,137	$11,028
Feb 23	$15,218	$17,534	$14,720	$10,743
Mar 23	$15,638	$18,075	$15,142	$11,016
Apr 23	$15,816	$18,334	$15,309	$11,083
May 23	$15,727	$18,138	$15,144	$10,962
Jun 23	$16,261	$19,191	$15,650	$10,923
Jul 23	$16,580	$19,894	$15,989	$10,915
Aug 23	$16,313	$19,338	$15,680	$10,846
Sep 23	$15,702	$18,538	$15,132	$10,570
Oct 23	$15,346	$17,981	$14,764	$10,403
Nov 23	$16,465	$19,640	$15,849	$10,874
Dec 23	$17,197	$20,584	$16,548	$11,291
Jan 24	$17,314	$20,704	$16,588	$11,260
Feb 24	$17,703	$21,593	$16,921	$11,101
Mar 24	$18,105	$22,271	$17,303	$11,203
Apr 24	$17,482	$21,536	$16,785	$10,920
May 24	$18,157	$22,411	$17,308	$11,105
Jun 24	$18,547	$22,910	$17,605	$11,210
Jul 24	$18,806	$23,279	$17,940	$11,472
Aug 24	$19,221	$23,870	$18,316	$11,637
Sep 24	$19,507	$24,425	$18,670	$11,793
Oct 24	$19,079	$23,877	$18,233	$11,500
Nov 24	$19,676	$24,770	$18,719	$11,622
Dec 24	$19,198	$24,183	$18,331	$11,432

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Class I Shares ...
	11.64%	7.14%	6.74%
MSCI All Country World Index...
	17.49	10.06	9.23
60% MSCI All Country World Index/40% Bloomberg U.S. Aggregate Bond Index...
	10.77	6.06	6.25
Bloomberg U.S. Aggregate Bond Index...
	1.25	(0.33)	1.35

Key Fund statistics

Net Assets...
$601,656,154
Number of Portfolio Holdings...
17
Net Investment Advisory Fees...
$765,709
Portfolio Turnover Rate...
50%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

The Fund's returns shown prior to May 1, 2019, are the returns of the Fund when it followed different investment strategies under the name BlackRock iShares® Dynamic Allocation V.I. Fund.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2024)

Portfolio composition

Investment Type	Percent of Affiliated Investment Companies
Equity Funds...
44.6%
Fixed-Income Funds...
25.4
Short-Term Securities...
30.0

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock 60/40 Target Allocation ETF V.I. Fund

Class I Shares | BVDAX

Annual Shareholder Report — December 31, 2024

BVDAX-12/24-AR

BlackRock 60/40 Target Allocation ETF V.I. Fund

Class III Shares | BDAVX

Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock 60/40 Target Allocation ETF V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$47Footnote Reference(a)	0.44%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class III Shares returned 11.36%.

  For the same period, the MSCI All Country World Index returned 17.49% and the secondary performance benchmark, a blend of 60% MSCI ACWI Index and 40% Bloomberg U.S. Aggregate Bond Index, returned 10.77%.

What contributed to performance?

Allocations to U.S. large-cap stocks, U.S. large-cap growth stocks, U.S. quality factor stocks, and U.S. technology stocks made the largest contributions. All four categories performed well in an environment of robust economic growth, steady corporate earnings, and interest rate cuts by the U.S. Federal Reserve.

What detracted from performance?

Allocations to long-duration U.S. Treasuries and a total return bond strategy detracted (duration is a measure of interest rate sensitivity). Positioning in developed-market growth stocks and emerging-market equities also detracted due to unfavorably timed shifts in the Fund’s weightings in these areas over the course of the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2015 through December 31, 2024

Initial Investment of $10,000

	Class III Shares	MSCI All Country World Index	60% MSCI All Country World Index/40% Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index
Jan 15	$10,000	$9,844	$9,990	$10,210
Feb 15	$10,260	$10,392	$10,286	$10,114
Mar 15	$10,190	$10,231	$10,210	$10,161
Apr 15	$10,320	$10,528	$10,373	$10,124
May 15	$10,290	$10,514	$10,355	$10,100
Jun 15	$10,100	$10,266	$10,163	$9,990
Jul 15	$10,070	$10,355	$10,244	$10,059
Aug 15	$9,670	$9,646	$9,817	$10,045
Sep 15	$9,471	$9,296	$9,630	$10,113
Oct 15	$9,830	$10,026	$10,084	$10,114
Nov 15	$9,780	$9,943	$10,024	$10,088
Dec 15	$9,601	$9,764	$9,902	$10,055
Jan 16	$9,317	$9,175	$9,599	$10,193
Feb 16	$9,317	$9,112	$9,586	$10,266
Mar 16	$9,764	$9,787	$10,048	$10,360
Apr 16	$9,876	$9,931	$10,152	$10,400
May 16	$9,886	$9,944	$10,161	$10,402
Jun 16	$9,998	$9,884	$10,197	$10,589
Jul 16	$10,232	$10,310	$10,486	$10,656
Aug 16	$10,232	$10,344	$10,503	$10,644
Sep 16	$10,252	$10,408	$10,539	$10,638
Oct 16	$10,059	$10,231	$10,399	$10,556
Nov 16	$10,049	$10,309	$10,348	$10,307
Dec 16	$10,193	$10,531	$10,488	$10,321
Jan 17	$10,338	$10,819	$10,669	$10,341
Feb 17	$10,545	$11,123	$10,877	$10,411
Mar 17	$10,597	$11,259	$10,954	$10,405
Apr 17	$10,711	$11,434	$11,091	$10,486
May 17	$10,857	$11,687	$11,272	$10,567
Jun 17	$10,919	$11,740	$11,298	$10,556
Jul 17	$11,116	$12,068	$11,507	$10,601
Aug 17	$11,137	$12,114	$11,575	$10,696
Sep 17	$11,302	$12,348	$11,687	$10,645
Oct 17	$11,437	$12,605	$11,835	$10,652
Nov 17	$11,582	$12,849	$11,966	$10,638
Dec 17	$11,694	$13,056	$12,104	$10,687
Jan 18	$12,020	$13,793	$12,458	$10,564
Feb 18	$11,609	$13,213	$12,097	$10,464
Mar 18	$11,599	$12,931	$11,973	$10,531
Apr 18	$11,578	$13,054	$12,006	$10,452
May 18	$11,715	$13,070	$12,049	$10,527
Jun 18	$11,694	$13,000	$12,004	$10,514
Jul 18	$11,936	$13,392	$12,222	$10,516
Aug 18	$12,136	$13,497	$12,311	$10,584
Sep 18	$12,147	$13,555	$12,312	$10,516
Oct 18	$11,504	$12,540	$11,719	$10,433
Nov 18	$11,609	$12,723	$11,850	$10,495
Dec 18	$11,088	$11,827	$11,436	$10,688
Jan 19	$11,692	$12,761	$12,027	$10,801
Feb 19	$11,929	$13,102	$12,217	$10,795
Mar 19	$12,134	$13,267	$12,403	$11,003
Apr 19	$12,404	$13,715	$12,655	$11,005
May 19	$12,037	$12,901	$12,295	$11,201
Jun 19	$12,565	$13,746	$12,840	$11,341
Jul 19	$12,633	$13,786	$12,874	$11,366
Aug 19	$12,644	$13,459	$12,824	$11,661
Sep 19	$12,752	$13,742	$12,958	$11,599
Oct 19	$12,957	$14,119	$13,187	$11,634
Nov 19	$13,173	$14,463	$13,377	$11,628
Dec 19	$13,441	$14,973	$13,656	$11,620
Jan 20	$13,452	$14,807	$13,671	$11,843
Feb 20	$12,886	$13,611	$13,107	$12,056
Mar 20	$11,822	$11,774	$12,014	$11,985
Apr 20	$12,642	$13,035	$12,872	$12,198
May 20	$13,086	$13,602	$13,232	$12,255
Jun 20	$13,319	$14,036	$13,519	$12,332
Jul 20	$13,880	$14,779	$14,028	$12,517
Aug 20	$14,324	$15,683	$14,498	$12,416
Sep 20	$14,057	$15,178	$14,215	$12,409
Oct 20	$13,869	$14,809	$13,982	$12,353
Nov 20	$14,924	$16,634	$15,071	$12,475
Dec 20	$15,370	$17,406	$15,499	$12,492
Jan 21	$15,336	$17,327	$15,412	$12,402
Feb 21	$15,493	$17,729	$15,537	$12,223
Mar 21	$15,719	$18,202	$15,709	$12,071
Apr 21	$16,158	$18,998	$16,170	$12,166
May 21	$16,338	$19,294	$16,343	$12,206
Jun 21	$16,484	$19,548	$16,518	$12,291
Jul 21	$16,553	$19,682	$16,660	$12,429
Aug 21	$16,779	$20,175	$16,897	$12,405
Sep 21	$16,339	$19,342	$16,420	$12,298
Oct 21	$16,937	$20,329	$16,921	$12,294
Nov 21	$16,666	$19,839	$16,697	$12,331
Dec 21	$17,168	$20,633	$17,080	$12,299
Jan 22	$16,589	$19,620	$16,430	$12,034
Feb 22	$16,269	$19,113	$16,102	$11,900
Mar 22	$16,429	$19,527	$16,132	$11,569
Apr 22	$15,394	$17,964	$15,113	$11,130
May 22	$15,505	$17,985	$15,162	$11,202
Jun 22	$14,557	$16,469	$14,300	$11,026
Jul 22	$15,351	$17,619	$15,039	$11,296
Aug 22	$14,784	$16,970	$14,537	$10,977
Sep 22	$13,712	$15,346	$13,451	$10,502
Oct 22	$14,254	$16,272	$13,868	$10,366
Nov 22	$15,092	$17,534	$14,717	$10,748
Dec 22	$14,586	$16,844	$14,343	$10,699
Jan 23	$15,353	$18,051	$15,137	$11,028
Feb 23	$14,913	$17,534	$14,720	$10,743
Mar 23	$15,328	$18,075	$15,142	$11,016
Apr 23	$15,491	$18,334	$15,309	$11,083
May 23	$15,403	$18,138	$15,144	$10,962
Jun 23	$15,931	$19,191	$15,650	$10,923
Jul 23	$16,233	$19,894	$15,989	$10,915
Aug 23	$15,969	$19,338	$15,680	$10,846
Sep 23	$15,379	$18,538	$15,132	$10,570
Oct 23	$15,027	$17,981	$14,764	$10,403
Nov 23	$16,120	$19,640	$15,849	$10,874
Dec 23	$16,820	$20,584	$16,548	$11,291
Jan 24	$16,935	$20,704	$16,588	$11,260
Feb 24	$17,306	$21,593	$16,921	$11,101
Mar 24	$17,703	$22,271	$17,303	$11,203
Apr 24	$17,089	$21,536	$16,785	$10,920
May 24	$17,741	$22,411	$17,308	$11,105
Jun 24	$18,112	$22,910	$17,605	$11,210
Jul 24	$18,368	$23,279	$17,940	$11,472
Aug 24	$18,777	$23,870	$18,316	$11,637
Sep 24	$19,059	$24,425	$18,670	$11,793
Oct 24	$18,624	$23,877	$18,233	$11,500
Nov 24	$19,212	$24,770	$18,719	$11,622
Dec 24	$18,731	$24,183	$18,331	$11,432

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Class III Shares ...
	11.36%	6.86%	6.48%
MSCI All Country World Index...
	17.49	10.06	9.23
60% MSCI All Country World Index/40% Bloomberg U.S. Aggregate Bond Index...
	10.77	6.06	6.25
Bloomberg U.S. Aggregate Bond Index...
	1.25	(0.33)	1.35

Key Fund statistics

Net Assets...
$601,656,154
Number of Portfolio Holdings...
17
Net Investment Advisory Fees...
$765,709
Portfolio Turnover Rate...
50%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

The Fund's returns shown prior to May 1, 2019, are the returns of the Fund when it followed different investment strategies under the name BlackRock iShares® Dynamic Allocation V.I. Fund.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2024)

Portfolio composition

Investment Type	Percent of Affiliated Investment Companies
Equity Funds...
44.6%
Fixed-Income Funds...
25.4
Short-Term Securities...
30.0

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock 60/40 Target Allocation ETF V.I. Fund

Class III Shares | BDAVX

Annual Shareholder Report — December 31, 2024

BDAVX-12/24-AR

BlackRock Advantage Large Cap Core V.I. Fund

Class I Shares | LGCCI

Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock Advantage Large Cap Core V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$75	0.66%

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class I Shares returned 25.44%.

  For the same period, the Russell 1000® Index returned 24.51%.

What contributed to performance?

The Fund delivered strong performance during the reporting period, driven primarily by sentiment- and macro-related insights. Tracking social media activity helped correctly position the portfolio in the consumer discretionary sector, contributing to absolute performance. Furthermore, measures that gather sentiment from informed investor positioning worked well in healthcare. Positioning in the sector was also driven by a macro-related insight favoring companies likely to benefit from growing demand for GLP-1 treatments. Macro-related insights that assess industry-level positioning, which led to holdings in information technology stocks that benefited from enthusiasm about artificial intelligence, further helped results.

What detracted from performance?

Given the Fund’s strong performance, there were no major detractors from absolute returns. However, certain fundamental measures struggled. Traditional valuation measures looking at company cash flow levels incorrectly positioned the portfolio in metals and mining companies that posted negative returns. Additionally, quality insights with a preference for more stable companies lagged due to the “risk-off” tone in the market.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2015 through December 31, 2024

Initial Investment of $10,000

	Class I Shares	Russell 1000® Index
Jan 15	$9,504	$9,725
Feb 15	$10,168	$10,287
Mar 15	$10,021	$10,159
Apr 15	$10,033	$10,231
May 15	$10,231	$10,365
Jun 15	$10,072	$10,171
Jul 15	$10,306	$10,367
Aug 15	$9,692	$9,743
Sep 15	$9,396	$9,476
Oct 15	$10,182	$10,243
Nov 15	$10,185	$10,277
Dec 15	$10,052	$10,092
Jan 16	$9,370	$9,549
Feb 16	$9,255	$9,545
Mar 16	$9,885	$10,210
Apr 16	$9,824	$10,266
May 16	$9,991	$10,446
Jun 16	$9,853	$10,469
Jul 16	$10,247	$10,868
Aug 16	$10,354	$10,882
Sep 16	$10,367	$10,891
Oct 16	$10,254	$10,679
Nov 16	$10,878	$11,100
Dec 16	$11,112	$11,308
Jan 17	$11,356	$11,536
Feb 17	$11,882	$11,982
Mar 17	$11,851	$11,990
Apr 17	$12,063	$12,116
May 17	$12,133	$12,271
Jun 17	$12,182	$12,357
Jul 17	$12,417	$12,601
Aug 17	$12,503	$12,641
Sep 17	$12,833	$12,910
Oct 17	$13,106	$13,206
Nov 17	$13,482	$13,609
Dec 17	$13,594	$13,761
Jan 18	$14,492	$14,516
Feb 18	$14,038	$13,983
Mar 18	$13,785	$13,666
Apr 18	$13,752	$13,712
May 18	$14,048	$14,062
Jun 18	$14,091	$14,153
Jul 18	$14,558	$14,642
Aug 18	$15,089	$15,146
Sep 18	$15,119	$15,204
Oct 18	$13,944	$14,128
Nov 18	$14,163	$14,415
Dec 18	$12,884	$13,102
Jan 19	$14,008	$14,200
Feb 19	$14,506	$14,681
Mar 19	$14,675	$14,937
Apr 19	$15,274	$15,540
May 19	$14,415	$14,550
Jun 19	$15,257	$15,571
Jul 19	$15,423	$15,813
Aug 19	$15,089	$15,523
Sep 19	$15,310	$15,792
Oct 19	$15,615	$16,127
Nov 19	$16,180	$16,736
Dec 19	$16,611	$17,220
Jan 20	$16,707	$17,238
Feb 20	$15,329	$15,830
Mar 20	$13,328	$13,738
Apr 20	$15,124	$15,553
May 20	$15,879	$16,374
Jun 20	$16,242	$16,736
Jul 20	$17,119	$17,716
Aug 20	$18,444	$19,016
Sep 20	$17,720	$18,321
Oct 20	$17,138	$17,879
Nov 20	$19,131	$19,985
Dec 20	$19,899	$20,830
Jan 21	$19,719	$20,658
Feb 21	$20,358	$21,257
Mar 21	$21,177	$22,061
Apr 21	$22,322	$23,249
May 21	$22,555	$23,359
Jun 21	$23,074	$23,944
Jul 21	$23,673	$24,442
Aug 21	$24,227	$25,149
Sep 21	$23,057	$23,994
Oct 21	$24,604	$25,659
Nov 21	$24,501	$25,315
Dec 21	$25,559	$26,340
Jan 22	$24,110	$24,855
Feb 22	$23,265	$24,173
Mar 22	$24,001	$24,989
Apr 22	$21,925	$22,761
May 22	$21,901	$22,727
Jun 22	$20,041	$20,823
Jul 22	$21,686	$22,763
Aug 22	$20,802	$21,889
Sep 22	$18,948	$19,863
Oct 22	$20,556	$21,456
Nov 22	$21,674	$22,617
Dec 22	$20,450	$21,302
Jan 23	$21,753	$22,730
Feb 23	$21,269	$22,189
Mar 23	$21,902	$22,891
Apr 23	$22,051	$23,175
May 23	$22,051	$23,283
Jun 23	$23,627	$24,855
Jul 23	$24,332	$25,710
Aug 23	$23,972	$25,260
Sep 23	$22,867	$24,073
Oct 23	$22,383	$23,491
Nov 23	$24,493	$25,685
Dec 23	$25,609	$26,953
Jan 24	$26,034	$27,329
Feb 24	$27,310	$28,805
Mar 24	$28,561	$29,728
Apr 24	$27,360	$28,463
May 24	$28,786	$29,804
Jun 24	$29,825	$30,790
Jul 24	$30,221	$31,238
Aug 24	$30,947	$31,979
Sep 24	$31,548	$32,663
Oct 24	$31,222	$32,434
Nov 24	$33,049	$34,522
Dec 24	$32,124	$33,560

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Class I Shares ...
	25.44%	14.10%	12.38%
Russell 1000® Index...
	24.51	14.28	12.87

Key Fund statistics

Net Assets...
$198,705,729
Number of Portfolio Holdings...
192
Net Investment Advisory Fees...
$959,292
Portfolio Turnover Rate...
114%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Large Cap Core V.I. Fund.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2024)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
30.9%
Financials...
14.2
Consumer Discretionary...
11.7
Industrials...
10.3
Health Care...
10.2
Communication Services...
9.4
Consumer Staples...
4.3
Materials...
2.6
Energy...
2.4
Real Estate...
1.8
Utilities...
1.3
Short-Term Securities...
2.9
Liabilities in Excess of Other Assets...
(2.0)

Footnote	Description
Footnote(a)	For purpose of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Advantage Large Cap Core V.I. Fund

Class I Shares | LGCCI

Annual Shareholder Report — December 31, 2024

LGCCI-12/24-AR

BlackRock Advantage Large Cap Core V.I. Fund

Class II Shares | LGCII

Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock Advantage Large Cap Core V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II Shares	$94	0.83%

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class II Shares returned 25.28%.

  For the same period, the Russell 1000® Index returned 24.51%.

What contributed to performance?

The Fund delivered strong performance during the reporting period, driven primarily by sentiment- and macro-related insights. Tracking social media activity helped correctly position the portfolio in the consumer discretionary sector, contributing to absolute performance. Furthermore, measures that gather sentiment from informed investor positioning worked well in healthcare. Positioning in the sector was also driven by a macro-related insight favoring companies likely to benefit from growing demand for GLP-1 treatments. Macro-related insights that assess industry-level positioning, which led to holdings in information technology stocks that benefited from enthusiasm about artificial intelligence, further helped results.

What detracted from performance?

Given the Fund’s strong performance, there were no major detractors from absolute returns. However, certain fundamental measures struggled. Traditional valuation measures looking at company cash flow levels incorrectly positioned the portfolio in metals and mining companies that posted negative returns. Additionally, quality insights with a preference for more stable companies lagged due to the “risk-off” tone in the market.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2015 through December 31, 2024

Initial Investment of $10,000

	Class II Shares	Russell 1000® Index
Jan 15	$9,501	$9,725
Feb 15	$10,165	$10,287
Mar 15	$10,018	$10,159
Apr 15	$10,027	$10,231
May 15	$10,225	$10,365
Jun 15	$10,063	$10,171
Jul 15	$10,294	$10,367
Aug 15	$9,680	$9,743
Sep 15	$9,384	$9,476
Oct 15	$10,166	$10,243
Nov 15	$10,169	$10,277
Dec 15	$10,034	$10,092
Jan 16	$9,353	$9,549
Feb 16	$9,239	$9,545
Mar 16	$9,864	$10,210
Apr 16	$9,801	$10,266
May 16	$9,967	$10,446
Jun 16	$9,829	$10,469
Jul 16	$10,222	$10,868
Aug 16	$10,326	$10,882
Sep 16	$10,335	$10,891
Oct 16	$10,222	$10,679
Nov 16	$10,842	$11,100
Dec 16	$11,078	$11,308
Jan 17	$11,317	$11,536
Feb 17	$11,837	$11,982
Mar 17	$11,806	$11,990
Apr 17	$12,018	$12,116
May 17	$12,084	$12,271
Jun 17	$12,129	$12,357
Jul 17	$12,364	$12,601
Aug 17	$12,445	$12,641
Sep 17	$12,774	$12,910
Oct 17	$13,042	$13,206
Nov 17	$13,417	$13,609
Dec 17	$13,523	$13,761
Jan 18	$14,416	$14,516
Feb 18	$13,965	$13,983
Mar 18	$13,709	$13,666
Apr 18	$13,675	$13,712
May 18	$13,970	$14,062
Jun 18	$14,008	$14,153
Jul 18	$14,472	$14,642
Aug 18	$14,996	$15,146
Sep 18	$15,025	$15,204
Oct 18	$13,857	$14,128
Nov 18	$14,070	$14,415
Dec 18	$12,798	$13,102
Jan 19	$13,913	$14,200
Feb 19	$14,407	$14,681
Mar 19	$14,569	$14,937
Apr 19	$15,163	$15,540
May 19	$14,306	$14,550
Jun 19	$15,141	$15,571
Jul 19	$15,305	$15,813
Aug 19	$14,969	$15,523
Sep 19	$15,187	$15,792
Oct 19	$15,484	$16,127
Nov 19	$16,045	$16,736
Dec 19	$16,466	$17,220
Jan 20	$16,562	$17,238
Feb 20	$15,197	$15,830
Mar 20	$13,210	$13,738
Apr 20	$14,988	$15,553
May 20	$15,736	$16,374
Jun 20	$16,095	$16,736
Jul 20	$16,958	$17,716
Aug 20	$18,270	$19,016
Sep 20	$17,547	$18,321
Oct 20	$16,970	$17,879
Nov 20	$18,944	$19,985
Dec 20	$19,704	$20,830
Jan 21	$19,519	$20,658
Feb 21	$20,144	$21,257
Mar 21	$20,953	$22,061
Apr 21	$22,085	$23,249
May 21	$22,309	$23,359
Jun 21	$22,822	$23,944
Jul 21	$23,407	$24,442
Aug 21	$23,955	$25,149
Sep 21	$22,798	$23,994
Oct 21	$24,320	$25,659
Nov 21	$24,218	$25,315
Dec 21	$25,260	$26,340
Jan 22	$23,821	$24,855
Feb 22	$22,977	$24,173
Mar 22	$23,702	$24,989
Apr 22	$21,657	$22,761
May 22	$21,621	$22,727
Jun 22	$19,790	$20,823
Jul 22	$21,422	$22,763
Aug 22	$20,527	$21,889
Sep 22	$18,700	$19,863
Oct 22	$20,285	$21,456
Nov 22	$21,385	$22,617
Dec 22	$20,165	$21,302
Jan 23	$21,458	$22,730
Feb 23	$20,970	$22,189
Mar 23	$21,605	$22,891
Apr 23	$21,751	$23,175
May 23	$21,739	$23,283
Jun 23	$23,288	$24,855
Jul 23	$23,982	$25,710
Aug 23	$23,628	$25,260
Sep 23	$22,542	$24,073
Oct 23	$22,054	$23,491
Nov 23	$24,128	$25,685
Dec 23	$25,212	$26,953
Jan 24	$25,642	$27,329
Feb 24	$26,894	$28,805
Mar 24	$28,122	$29,728
Apr 24	$26,931	$28,463
May 24	$28,331	$29,804
Jun 24	$29,350	$30,790
Jul 24	$29,739	$31,238
Aug 24	$30,452	$31,979
Sep 24	$31,029	$32,663
Oct 24	$30,710	$32,434
Nov 24	$32,503	$34,522
Dec 24	$31,585	$33,560

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Class II Shares ...
	25.28%	13.91%	12.19%
Russell 1000® Index...
	24.51	14.28	12.87

Key Fund statistics

Net Assets...
$198,705,729
Number of Portfolio Holdings...
192
Net Investment Advisory Fees...
$959,292
Portfolio Turnover Rate...
114%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Large Cap Core V.I. Fund.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2024)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
30.9%
Financials...
14.2
Consumer Discretionary...
11.7
Industrials...
10.3
Health Care...
10.2
Communication Services...
9.4
Consumer Staples...
4.3
Materials...
2.6
Energy...
2.4
Real Estate...
1.8
Utilities...
1.3
Short-Term Securities...
2.9
Liabilities in Excess of Other Assets...
(2.0)

Footnote	Description
Footnote(a)	For purpose of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Advantage Large Cap Core V.I. Fund

Class II Shares | LGCII

Annual Shareholder Report — December 31, 2024

LGCII-12/24-AR

BlackRock Advantage Large Cap Core V.I. Fund

Class III Shares | LCIII

Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock Advantage Large Cap Core V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$106	0.94%

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class III Shares returned 25.11%.

  For the same period, the Russell 1000® Index returned 24.51%.

What contributed to performance?

The Fund delivered strong performance during the reporting period, driven primarily by sentiment- and macro-related insights. Tracking social media activity helped correctly position the portfolio in the consumer discretionary sector, contributing to absolute performance. Furthermore, measures that gather sentiment from informed investor positioning worked well in healthcare. Positioning in the sector was also driven by a macro-related insight favoring companies likely to benefit from growing demand for GLP-1 treatments. Macro-related insights that assess industry-level positioning, which led to holdings in information technology stocks that benefited from enthusiasm about artificial intelligence, further helped results.

What detracted from performance?

Given the Fund’s strong performance, there were no major detractors from absolute returns. However, certain fundamental measures struggled. Traditional valuation measures looking at company cash flow levels incorrectly positioned the portfolio in metals and mining companies that posted negative returns. Additionally, quality insights with a preference for more stable companies lagged due to the “risk-off” tone in the market.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2015 through December 31, 2024

Initial Investment of $10,000

	Class III Shares	Russell 1000® Index
Jan 15	$9,499	$9,725
Feb 15	$10,163	$10,287
Mar 15	$10,015	$10,159
Apr 15	$10,024	$10,231
May 15	$10,220	$10,365
Jun 15	$10,057	$10,171
Jul 15	$10,287	$10,367
Aug 15	$9,672	$9,743
Sep 15	$9,378	$9,476
Oct 15	$10,155	$10,243
Nov 15	$10,158	$10,277
Dec 15	$10,023	$10,092
Jan 16	$9,340	$9,549
Feb 16	$9,225	$9,545
Mar 16	$9,850	$10,210
Apr 16	$9,786	$10,266
May 16	$9,949	$10,446
Jun 16	$9,812	$10,469
Jul 16	$10,203	$10,868
Aug 16	$10,304	$10,882
Sep 16	$10,313	$10,891
Oct 16	$10,200	$10,679
Nov 16	$10,816	$11,100
Dec 16	$11,052	$11,308
Jan 17	$11,288	$11,536
Feb 17	$11,807	$11,982
Mar 17	$11,776	$11,990
Apr 17	$11,985	$12,116
May 17	$12,051	$12,271
Jun 17	$12,096	$12,357
Jul 17	$12,329	$12,601
Aug 17	$12,407	$12,641
Sep 17	$12,733	$12,910
Oct 17	$13,000	$13,206
Nov 17	$13,372	$13,609
Dec 17	$13,479	$13,761
Jan 18	$14,367	$14,516
Feb 18	$13,914	$13,983
Mar 18	$13,661	$13,666
Apr 18	$13,627	$13,712
May 18	$13,914	$14,062
Jun 18	$13,952	$14,153
Jul 18	$14,414	$14,642
Aug 18	$14,935	$15,146
Sep 18	$14,960	$15,204
Oct 18	$13,795	$14,128
Nov 18	$14,009	$14,415
Dec 18	$12,737	$13,102
Jan 19	$13,847	$14,200
Feb 19	$14,337	$14,681
Mar 19	$14,501	$14,937
Apr 19	$15,087	$15,540
May 19	$14,236	$14,550
Jun 19	$15,064	$15,571
Jul 19	$15,223	$15,813
Aug 19	$14,891	$15,523
Sep 19	$15,105	$15,792
Oct 19	$15,404	$16,127
Nov 19	$15,956	$16,736
Dec 19	$16,374	$17,220
Jan 20	$16,470	$17,238
Feb 20	$15,111	$15,830
Mar 20	$13,132	$13,738
Apr 20	$14,894	$15,553
May 20	$15,640	$16,374
Jun 20	$15,995	$16,736
Jul 20	$16,850	$17,716
Aug 20	$18,156	$19,016
Sep 20	$17,436	$18,321
Oct 20	$16,856	$17,879
Nov 20	$18,815	$19,985
Dec 20	$19,566	$20,830
Jan 21	$19,388	$20,658
Feb 21	$20,003	$21,257
Mar 21	$20,803	$22,061
Apr 21	$21,928	$23,249
May 21	$22,153	$23,359
Jun 21	$22,655	$23,944
Jul 21	$23,237	$24,442
Aug 21	$23,774	$25,149
Sep 21	$22,625	$23,994
Oct 21	$24,135	$25,659
Nov 21	$24,033	$25,315
Dec 21	$25,057	$26,340
Jan 22	$23,632	$24,855
Feb 22	$22,803	$24,173
Mar 22	$23,522	$24,989
Apr 22	$21,489	$22,761
May 22	$21,456	$22,727
Jun 22	$19,633	$20,823
Jul 22	$21,248	$22,763
Aug 22	$20,361	$21,889
Sep 22	$18,543	$19,863
Oct 22	$20,115	$21,456
Nov 22	$21,203	$22,617
Dec 22	$20,007	$21,302
Jan 23	$21,285	$22,730
Feb 23	$20,798	$22,189
Mar 23	$21,420	$22,891
Apr 23	$21,567	$23,175
May 23	$21,556	$23,283
Jun 23	$23,083	$24,855
Jul 23	$23,771	$25,710
Aug 23	$23,420	$25,260
Sep 23	$22,334	$24,073
Oct 23	$21,859	$23,491
Nov 23	$23,907	$25,685
Dec 23	$24,988	$26,953
Jan 24	$25,409	$27,329
Feb 24	$26,648	$28,805
Mar 24	$27,864	$29,728
Apr 24	$26,682	$28,463
May 24	$28,057	$29,804
Jun 24	$29,069	$30,790
Jul 24	$29,452	$31,238
Aug 24	$30,157	$31,979
Sep 24	$30,726	$32,663
Oct 24	$30,407	$32,434
Nov 24	$32,181	$34,522
Dec 24	$31,263	$33,560

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Class III Shares ...
	25.11%	13.81%	12.07%
Russell 1000® Index...
	24.51	14.28	12.87

Key Fund statistics

Net Assets...
$198,705,729
Number of Portfolio Holdings...
192
Net Investment Advisory Fees...
$959,292
Portfolio Turnover Rate...
114%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Large Cap Core V.I. Fund.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2024)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
30.9%
Financials...
14.2
Consumer Discretionary...
11.7
Industrials...
10.3
Health Care...
10.2
Communication Services...
9.4
Consumer Staples...
4.3
Materials...
2.6
Energy...
2.4
Real Estate...
1.8
Utilities...
1.3
Short-Term Securities...
2.9
Liabilities in Excess of Other Assets...
(2.0)

Footnote	Description
Footnote(a)	For purpose of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Advantage Large Cap Core V.I. Fund

Class III Shares | LCIII

Annual Shareholder Report — December 31, 2024

LCIII-12/24-AR

BlackRock Advantage Large Cap Value V.I. Fund

Class I Shares | LCATT

Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock Advantage Large Cap Value V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$65	0.60%

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class I Shares returned 16.32%.

  For the same period, Russell 1000® Index returned 24.51% and the Russell 1000® Value Index returned 14.37%.

What contributed to performance?

The Fund delivered strong performance during the reporting period, driven primarily by sentiment- and macro-related insights. Insights that gather sentiment from informed investor positioning worked well in the information technology sector. Further, measures focused on social media likes helped correctly position the portfolio in the consumer discretionary sector. Macro thematic insights focusing on industry-level activity in the private markets were additive by driving successful positioning in industrials. Performance was further bolstered by macro-related insights favoring companies likely to benefit from growing demand for GLP-1 treatments. In addition, fundamental quality measures using text-based predictions for growth led to a successful positioning in financials.

What detracted from performance?

Given the Fund’s strong performance, there were no major detractors from absolute returns. However, certain fundamental quality and valuation measures struggled. Traditional valuation measures looking at company cash flow levels incorrectly positioned the portfolio in the materials sector. Fundamental quality measures that compare stocks using balance sheet metrics also detracted by motivating positions in chemical stocks that experienced losses.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2015 through December 31, 2024

Initial Investment of $10,000

	Class I Shares	Russell 1000® Index	Russell 1000® Value Index
Jan 15	$9,427	$9,725	$9,600
Feb 15	$10,055	$10,287	$10,065
Mar 15	$9,898	$10,159	$9,928
Apr 15	$9,961	$10,231	$10,021
May 15	$10,157	$10,365	$10,141
Jun 15	$10,016	$10,171	$9,939
Jul 15	$10,153	$10,367	$9,982
Aug 15	$9,572	$9,743	$9,388
Sep 15	$9,286	$9,476	$9,104
Oct 15	$9,970	$10,243	$9,791
Nov 15	$9,994	$10,277	$9,829
Dec 15	$9,828	$10,092	$9,617
Jan 16	$9,109	$9,549	$9,120
Feb 16	$9,041	$9,545	$9,118
Mar 16	$9,665	$10,210	$9,775
Apr 16	$9,742	$10,266	$9,980
May 16	$9,870	$10,446	$10,135
Jun 16	$9,776	$10,469	$10,223
Jul 16	$10,076	$10,868	$10,520
Aug 16	$10,222	$10,882	$10,601
Sep 16	$10,231	$10,891	$10,579
Oct 16	$10,145	$10,679	$10,415
Nov 16	$10,919	$11,100	$11,010
Dec 16	$11,164	$11,308	$11,285
Jan 17	$11,303	$11,536	$11,365
Feb 17	$11,812	$11,982	$11,774
Mar 17	$11,655	$11,990	$11,654
Apr 17	$11,738	$12,116	$11,632
May 17	$11,701	$12,271	$11,621
Jun 17	$11,849	$12,357	$11,811
Jul 17	$12,031	$12,601	$11,967
Aug 17	$12,003	$12,641	$11,828
Sep 17	$12,448	$12,910	$12,178
Oct 17	$12,542	$13,206	$12,267
Nov 17	$12,921	$13,609	$12,642
Dec 17	$13,087	$13,761	$12,827
Jan 18	$13,678	$14,516	$13,323
Feb 18	$13,062	$13,983	$12,687
Mar 18	$12,927	$13,666	$12,464
Apr 18	$12,939	$13,712	$12,505
May 18	$12,976	$14,062	$12,579
Jun 18	$13,001	$14,153	$12,610
Jul 18	$13,495	$14,642	$13,109
Aug 18	$13,744	$15,146	$13,303
Sep 18	$13,781	$15,204	$13,329
Oct 18	$12,935	$14,128	$12,639
Nov 18	$13,258	$14,415	$13,016
Dec 18	$12,013	$13,102	$11,767
Jan 19	$12,957	$14,200	$12,682
Feb 19	$13,415	$14,681	$13,088
Mar 19	$13,429	$14,937	$13,171
Apr 19	$13,915	$15,540	$13,638
May 19	$13,129	$14,550	$12,761
Jun 19	$13,915	$15,571	$13,677
Jul 19	$14,020	$15,813	$13,791
Aug 19	$13,605	$15,523	$13,385
Sep 19	$14,020	$15,792	$13,863
Oct 19	$14,177	$16,127	$14,056
Nov 19	$14,649	$16,736	$14,491
Dec 19	$15,004	$17,220	$14,890
Jan 20	$14,699	$17,238	$14,569
Feb 20	$13,254	$15,830	$13,158
Mar 20	$11,154	$13,738	$10,910
Apr 20	$12,463	$15,553	$12,136
May 20	$12,843	$16,374	$12,552
Jun 20	$12,797	$16,736	$12,469
Jul 20	$13,249	$17,716	$12,962
Aug 20	$13,897	$19,016	$13,497
Sep 20	$13,480	$18,321	$13,166
Oct 20	$13,187	$17,879	$12,993
Nov 20	$15,022	$19,985	$14,741
Dec 20	$15,553	$20,830	$15,306
Jan 21	$15,365	$20,658	$15,166
Feb 21	$16,288	$21,257	$16,082
Mar 21	$17,258	$22,061	$17,028
Apr 21	$17,994	$23,249	$17,709
May 21	$18,479	$23,359	$18,123
Jun 21	$18,244	$23,944	$17,915
Jul 21	$18,576	$24,442	$18,059
Aug 21	$18,874	$25,149	$18,417
Sep 21	$18,121	$23,994	$17,776
Oct 21	$18,984	$25,659	$18,678
Nov 21	$18,514	$25,315	$18,020
Dec 21	$19,678	$26,340	$19,157
Jan 22	$19,112	$24,855	$18,711
Feb 22	$18,753	$24,173	$18,493
Mar 22	$19,281	$24,989	$19,015
Apr 22	$18,300	$22,761	$17,943
May 22	$18,640	$22,727	$18,292
Jun 22	$16,999	$20,823	$16,694
Jul 22	$18,000	$22,763	$17,801
Aug 22	$17,424	$21,889	$17,270
Sep 22	$16,003	$19,863	$15,756
Oct 22	$17,732	$21,456	$17,371
Nov 22	$18,788	$22,617	$18,457
Dec 22	$18,072	$21,302	$17,713
Jan 23	$18,977	$22,730	$18,631
Feb 23	$18,407	$22,189	$17,974
Mar 23	$18,387	$22,891	$17,891
Apr 23	$18,525	$23,175	$18,161
May 23	$17,797	$23,283	$17,460
Jun 23	$19,016	$24,855	$18,620
Jul 23	$19,656	$25,710	$19,275
Aug 23	$19,300	$25,260	$18,754
Sep 23	$18,629	$24,073	$18,031
Oct 23	$18,076	$23,491	$17,395
Nov 23	$19,537	$25,685	$18,707
Dec 23	$20,549	$26,953	$19,743
Jan 24	$20,715	$27,329	$19,764
Feb 24	$21,337	$28,805	$20,493
Mar 24	$22,645	$29,728	$21,517
Apr 24	$21,649	$28,463	$20,598
May 24	$22,396	$29,804	$21,251
Jun 24	$22,417	$30,790	$21,051
Jul 24	$23,489	$31,238	$22,127
Aug 24	$24,159	$31,979	$22,721
Sep 24	$24,453	$32,663	$23,036
Oct 24	$24,138	$32,434	$22,783
Nov 24	$25,605	$34,522	$24,238
Dec 24	$23,903	$33,560	$22,580

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Class I Shares ...
	16.32%	9.76%	9.11%
Russell 1000® Index...
	24.51	14.28	12.87
Russell 1000® Value Index...
	14.37	8.68	8.49

Key Fund statistics

Net Assets...
$100,510,867
Number of Portfolio Holdings...
230
Net Investment Advisory Fees...
$463,689
Portfolio Turnover Rate...
128%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

The Fund has added the Russell 1000® Index in response to new regulatory requirements.

The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Large Cap Value V.I. Fund.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2024)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Financials...
23.3%
Industrials...
15.5
Health Care...
14.3
Information Technology...
9.7
Consumer Discretionary...
7.0
Consumer Staples...
6.9
Energy...
6.2
Communication Services...
4.4
Materials...
4.0
Utilities...
3.9
Real Estate...
3.7
Short-Term Securities...
4.0
Liabilities in Excess of Other Assets...
(2.9)

Footnote	Description
Footnote(a)	For purpose of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Advantage Large Cap Value V.I. Fund

Class I Shares | LCATT

Annual Shareholder Report — December 31, 2024

LCATT-12/24-AR

BlackRock Advantage Large Cap Value V.I. Fund

Class III Shares | LVIII

Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock Advantage Large Cap Value V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$92	0.85%

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class III Shares returned 16.13%.

  For the same period, Russell 1000® Index returned 24.51% and the Russell 1000® Value Index returned 14.37%.

What contributed to performance?

The Fund delivered strong performance during the reporting period, driven primarily by sentiment- and macro-related insights. Insights that gather sentiment from informed investor positioning worked well in the information technology sector. Further, measures focused on social media likes helped correctly position the portfolio in the consumer discretionary sector. Macro thematic insights focusing on industry-level activity in the private markets were additive by driving successful positioning in industrials. Performance was further bolstered by macro-related insights favoring companies likely to benefit from growing demand for GLP-1 treatments. In addition, fundamental quality measures using text-based predictions for growth led to a successful positioning in financials.

What detracted from performance?

Given the Fund’s strong performance, there were no major detractors from absolute returns. However, certain fundamental quality and valuation measures struggled. Traditional valuation measures looking at company cash flow levels incorrectly positioned the portfolio in the materials sector. Fundamental quality measures that compare stocks using balance sheet metrics also detracted by motivating positions in chemical stocks that experienced losses.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2015 through December 31, 2024

Initial Investment of $10,000

	Class III Shares	Russell 1000® Index	Russell 1000® Value Index
Jan 15	$9,421	$9,725	$9,600
Feb 15	$10,048	$10,287	$10,065
Mar 15	$9,889	$10,159	$9,928
Apr 15	$9,952	$10,231	$10,021
May 15	$10,143	$10,365	$10,141
Jun 15	$9,992	$10,171	$9,939
Jul 15	$10,131	$10,367	$9,982
Aug 15	$9,552	$9,743	$9,388
Sep 15	$9,263	$9,476	$9,104
Oct 15	$9,938	$10,243	$9,791
Nov 15	$9,962	$10,277	$9,829
Dec 15	$9,789	$10,092	$9,617
Jan 16	$9,075	$9,549	$9,120
Feb 16	$8,997	$9,545	$9,118
Mar 16	$9,617	$10,210	$9,775
Apr 16	$9,694	$10,266	$9,980
May 16	$9,815	$10,446	$10,135
Jun 16	$9,720	$10,469	$10,223
Jul 16	$10,022	$10,868	$10,520
Aug 16	$10,161	$10,882	$10,601
Sep 16	$10,169	$10,891	$10,579
Oct 16	$10,083	$10,679	$10,415
Nov 16	$10,836	$11,100	$11,010
Dec 16	$11,079	$11,308	$11,285
Jan 17	$11,218	$11,536	$11,365
Feb 17	$11,720	$11,982	$11,774
Mar 17	$11,562	$11,990	$11,654
Apr 17	$11,646	$12,116	$11,632
May 17	$11,599	$12,271	$11,621
Jun 17	$11,739	$12,357	$11,811
Jul 17	$11,921	$12,601	$11,967
Aug 17	$11,883	$12,641	$11,828
Sep 17	$12,321	$12,910	$12,178
Oct 17	$12,416	$13,206	$12,267
Nov 17	$12,787	$13,609	$12,642
Dec 17	$12,947	$13,761	$12,827
Jan 18	$13,528	$14,516	$13,323
Feb 18	$12,909	$13,983	$12,687
Mar 18	$12,773	$13,666	$12,464
Apr 18	$12,786	$13,712	$12,505
May 18	$12,823	$14,062	$12,579
Jun 18	$12,835	$14,153	$12,610
Jul 18	$13,332	$14,642	$13,109
Aug 18	$13,570	$15,146	$13,303
Sep 18	$13,607	$15,204	$13,329
Oct 18	$12,769	$14,128	$12,639
Nov 18	$13,094	$14,415	$13,016
Dec 18	$11,851	$13,102	$11,767
Jan 19	$12,786	$14,200	$12,682
Feb 19	$13,232	$14,681	$13,088
Mar 19	$13,246	$14,937	$13,171
Apr 19	$13,721	$15,540	$13,638
May 19	$12,944	$14,550	$12,761
Jun 19	$13,721	$15,571	$13,677
Jul 19	$13,812	$15,813	$13,791
Aug 19	$13,409	$15,523	$13,385
Sep 19	$13,812	$15,792	$13,863
Oct 19	$13,955	$16,127	$14,056
Nov 19	$14,416	$16,736	$14,491
Dec 19	$14,766	$17,220	$14,890
Jan 20	$14,461	$17,238	$14,569
Feb 20	$13,054	$15,830	$13,158
Mar 20	$10,975	$13,738	$10,910
Apr 20	$12,244	$15,553	$12,136
May 20	$12,626	$16,374	$12,552
Jun 20	$12,580	$16,736	$12,469
Jul 20	$13,018	$17,716	$12,962
Aug 20	$13,654	$19,016	$13,497
Sep 20	$13,235	$18,321	$13,166
Oct 20	$12,956	$17,879	$12,993
Nov 20	$14,754	$19,985	$14,741
Dec 20	$15,272	$20,830	$15,306
Jan 21	$15,084	$20,658	$15,166
Feb 21	$15,994	$21,257	$16,082
Mar 21	$16,936	$22,061	$17,028
Apr 21	$17,658	$23,249	$17,709
May 21	$18,128	$23,359	$18,123
Jun 21	$17,877	$23,944	$17,915
Jul 21	$18,211	$24,442	$18,059
Aug 21	$18,494	$25,149	$18,417
Sep 21	$17,754	$23,994	$17,776
Oct 21	$18,604	$25,659	$18,678
Nov 21	$18,132	$25,315	$18,020
Dec 21	$19,276	$26,340	$19,157
Jan 22	$18,707	$24,855	$18,711
Feb 22	$18,346	$24,173	$18,493
Mar 22	$18,877	$24,989	$19,015
Apr 22	$17,910	$22,761	$17,943
May 22	$18,232	$22,727	$18,292
Jun 22	$16,639	$20,823	$16,694
Jul 22	$17,608	$22,763	$17,801
Aug 22	$17,028	$21,889	$17,270
Sep 22	$15,637	$19,863	$15,756
Oct 22	$17,318	$21,456	$17,371
Nov 22	$18,362	$22,617	$18,457
Dec 22	$17,655	$21,302	$17,713
Jan 23	$18,544	$22,730	$18,631
Feb 23	$17,971	$22,189	$17,974
Mar 23	$17,951	$22,891	$17,891
Apr 23	$18,070	$23,175	$18,161
May 23	$17,379	$23,283	$17,460
Jun 23	$18,564	$24,855	$18,620
Jul 23	$19,166	$25,710	$19,275
Aug 23	$18,829	$25,260	$18,754
Sep 23	$18,174	$24,073	$18,031
Oct 23	$17,619	$23,491	$17,395
Nov 23	$19,028	$25,685	$18,707
Dec 23	$20,016	$26,953	$19,743
Jan 24	$20,182	$27,329	$19,764
Feb 24	$20,786	$28,805	$20,493
Mar 24	$22,036	$29,728	$21,517
Apr 24	$21,078	$28,463	$20,598
May 24	$21,807	$29,804	$21,251
Jun 24	$21,807	$30,790	$21,051
Jul 24	$22,841	$31,238	$22,127
Aug 24	$23,514	$31,979	$22,721
Sep 24	$23,787	$32,663	$23,036
Oct 24	$23,472	$32,434	$22,783
Nov 24	$24,902	$34,522	$24,238
Dec 24	$23,243	$33,560	$22,580

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Class III Shares ...
	16.13%	9.50%	8.80%
Russell 1000® Index...
	24.51	14.28	12.87
Russell 1000® Value Index...
	14.37	8.68	8.49

Key Fund statistics

Net Assets...
$100,510,867
Number of Portfolio Holdings...
230
Net Investment Advisory Fees...
$463,689
Portfolio Turnover Rate...
128%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

The Fund has added the Russell 1000® Index in response to new regulatory requirements.

The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Large Cap Value V.I. Fund.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2024)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Financials...
23.3%
Industrials...
15.5
Health Care...
14.3
Information Technology...
9.7
Consumer Discretionary...
7.0
Consumer Staples...
6.9
Energy...
6.2
Communication Services...
4.4
Materials...
4.0
Utilities...
3.9
Real Estate...
3.7
Short-Term Securities...
4.0
Liabilities in Excess of Other Assets...
(2.9)

Footnote	Description
Footnote(a)	For purpose of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Advantage Large Cap Value V.I. Fund

Class III Shares | LVIII

Annual Shareholder Report — December 31, 2024

LVIII-12/24-AR

BlackRock Advantage SMID Cap V.I. Fund

Class I Shares | SMCPI

Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock Advantage SMID Cap V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$58	0.55%

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class I Shares returned 12.05%.

  For the same period, the Russell 3000® Index returned 23.81% and the Russell 2500TM Index returned 12.00%.

What contributed to performance?

The Fund delivered strong performance during the reporting period, driven by sentiment insights. The returns of the Fund’s macro and fundamental insights were more muted. Insights gauging sentiment from earnings calls and broker reports were additive, leading to successful positioning in the information technology sector. Additionally, social media engagement measures motivated favorable positioning in the consumer discretionary sector. Fundamental quality measures, which favor companies with founders in management roles, contributed in the financials and industrials sectors.

What detracted from performance?

Certain fundamental quality- and valuation-related measures experienced negative absolute returns. Traditional valuation measures looking at various balance sheet ratios detracted in the materials sector. In addition, fundamental quality measures favoring companies with longer debt maturities detracted in energy due to the higher interest rate environment that persisted for most of the year.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2015 through December 31, 2024

Initial Investment of $10,000

	Class I Shares	Russell 3000® Index	Russell 2500™ Index
Jan 15	$9,544	$9,722	$9,795
Feb 15	$10,048	$10,285	$10,379
Mar 15	$10,245	$10,180	$10,517
Apr 15	$10,145	$10,226	$10,333
May 15	$10,256	$10,368	$10,554
Jun 15	$10,263	$10,194	$10,481
Jul 15	$10,072	$10,365	$10,461
Aug 15	$9,626	$9,739	$9,842
Sep 15	$9,101	$9,455	$9,402
Oct 15	$9,660	$10,202	$9,927
Nov 15	$9,811	$10,258	$10,122
Dec 15	$9,339	$10,048	$9,710
Jan 16	$8,540	$9,481	$8,936
Feb 16	$8,708	$9,478	$8,998
Mar 16	$9,432	$10,145	$9,748
Apr 16	$9,568	$10,208	$9,892
May 16	$9,665	$10,391	$10,100
Jun 16	$9,769	$10,412	$10,096
Jul 16	$10,235	$10,825	$10,623
Aug 16	$10,549	$10,853	$10,708
Sep 16	$10,541	$10,870	$10,759
Oct 16	$10,043	$10,635	$10,322
Nov 16	$11,337	$11,111	$11,200
Dec 16	$11,548	$11,327	$11,418
Jan 17	$11,507	$11,541	$11,576
Feb 17	$11,672	$11,970	$11,855
Mar 17	$11,565	$11,978	$11,847
Apr 17	$11,639	$12,105	$11,938
May 17	$11,507	$12,229	$11,805
Jun 17	$11,718	$12,339	$12,100
Jul 17	$11,949	$12,572	$12,225
Aug 17	$12,059	$12,596	$12,123
Sep 17	$12,387	$12,903	$12,673
Oct 17	$12,667	$13,185	$12,870
Nov 17	$13,067	$13,585	$13,292
Dec 17	$13,171	$13,721	$13,337
Jan 18	$13,813	$14,444	$13,744
Feb 18	$13,315	$13,912	$13,179
Mar 18	$13,079	$13,633	$13,305
Apr 18	$13,048	$13,684	$13,337
May 18	$13,443	$14,071	$13,964
Jun 18	$13,495	$14,163	$14,065
Jul 18	$13,928	$14,633	$14,337
Aug 18	$14,452	$15,147	$14,952
Sep 18	$14,457	$15,172	$14,725
Oct 18	$13,306	$14,055	$13,230
Nov 18	$13,523	$14,336	$13,480
Dec 18	$12,329	$13,002	$12,003
Jan 19	$13,451	$14,118	$13,385
Feb 19	$13,930	$14,614	$14,017
Mar 19	$14,017	$14,828	$13,902
Apr 19	$14,619	$15,420	$14,389
May 19	$13,784	$14,422	$13,365
Jun 19	$14,613	$15,435	$14,313
Jul 19	$14,779	$15,664	$14,462
Aug 19	$14,423	$15,345	$13,884
Sep 19	$14,616	$15,614	$14,130
Oct 19	$14,931	$15,950	$14,400
Nov 19	$15,492	$16,557	$15,018
Dec 19	$15,902	$17,035	$15,336
Jan 20	$15,973	$17,016	$15,025
Feb 20	$14,670	$15,623	$13,765
Mar 20	$12,677	$13,475	$10,778
Apr 20	$14,386	$15,259	$12,346
May 20	$15,109	$16,075	$13,258
Jun 20	$15,502	$16,443	$13,641
Jul 20	$16,284	$17,376	$14,184
Aug 20	$17,544	$18,635	$14,827
Sep 20	$16,839	$17,957	$14,443
Oct 20	$16,376	$17,569	$14,705
Nov 20	$18,308	$19,707	$17,100
Dec 20	$19,077	$20,593	$18,402
Jan 21	$18,966	$20,501	$18,853
Feb 21	$19,757	$21,142	$20,083
Mar 21	$20,083	$21,900	$20,413
Apr 21	$21,082	$23,029	$21,229
May 21	$21,061	$23,134	$21,273
Jun 21	$21,297	$23,705	$21,524
Jul 21	$21,229	$24,105	$21,147
Aug 21	$21,577	$24,793	$21,627
Sep 21	$20,747	$23,681	$20,947
Oct 21	$21,932	$25,282	$21,974
Nov 21	$20,881	$24,897	$21,057
Dec 21	$21,678	$25,877	$21,748
Jan 22	$19,967	$24,355	$19,938
Feb 22	$20,165	$23,741	$20,162
Mar 22	$20,333	$24,512	$20,483
Apr 22	$18,632	$22,312	$18,738
May 22	$18,850	$22,282	$18,801
Jun 22	$17,030	$20,418	$17,005
Jul 22	$18,709	$22,333	$18,764
Aug 22	$18,211	$21,500	$18,265
Sep 22	$16,645	$19,506	$16,526
Oct 22	$18,270	$21,106	$18,111
Nov 22	$19,078	$22,208	$18,876
Dec 22	$18,107	$20,907	$17,753
Jan 23	$19,839	$22,347	$19,528
Feb 23	$19,426	$21,825	$19,070
Mar 23	$18,812	$22,408	$18,355
Apr 23	$18,550	$22,647	$18,115
May 23	$17,946	$22,735	$17,798
Jun 23	$19,617	$24,288	$19,314
Jul 23	$20,499	$25,158	$20,274
Aug 23	$19,864	$24,673	$19,478
Sep 23	$18,897	$23,497	$18,390
Oct 23	$17,739	$22,875	$17,273
Nov 23	$19,371	$25,008	$18,828
Dec 23	$21,526	$26,334	$20,846
Jan 24	$21,079	$26,626	$20,301
Feb 24	$22,024	$28,067	$21,405
Mar 24	$23,091	$28,973	$22,289
Apr 24	$21,648	$27,698	$20,795
May 24	$22,522	$29,006	$21,661
Jun 24	$22,095	$29,904	$21,336
Jul 24	$23,674	$30,460	$22,921
Aug 24	$23,542	$31,123	$22,862
Sep 24	$23,928	$31,767	$23,203
Oct 24	$23,542	$31,534	$22,987
Nov 24	$25,952	$33,632	$25,250
Dec 24	$24,121	$32,604	$23,347

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Class I Shares ...
	12.05%	8.69%	9.20%
Russell 3000® Index...
	23.81	13.86	12.55
Russell 2500™ Index...
	12.00	8.77	8.85

Key Fund statistics

Net Assets...
$161,731,284
Number of Portfolio Holdings...
486
Net Investment Advisory Fees...
$682,369
Portfolio Turnover Rate...
115%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

The Fund’s returns for the period between June 12, 2017 and February 8, 2021, are the returns of the Fund when it followed different investment strategies under the name BlackRock Advantage U.S. Total Market V.I. Fund. The Fund's returns shown prior to June 18, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Value Opportunities V.I. Fund.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2024)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Industrials...
18.0%
Financials...
17.6
Information Technology...
13.2
Consumer Discretionary...
13.2
Health Care...
12.7
Real Estate...
6.9
Materials...
6.1
Energy...
4.4
Communication Services...
2.9
Consumer Staples...
2.4
Utilities...
1.7
Short-Term Securities...
9.8
Liabilities in Excess of Other Assets...
(8.9)

Footnote	Description
Footnote(a)	For purpose of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Advantage SMID Cap V.I. Fund

Class I Shares | SMCPI

Annual Shareholder Report — December 31, 2024

SMCPI-12/24-AR

BlackRock Advantage SMID Cap V.I. Fund

Class III Shares | SCIII

Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock Advantage SMID Cap V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$85	0.80%

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class III Shares returned 11.70%.

  For the same period, the Russell 3000® Index returned 23.81% and the Russell 2500TM Index returned 12.00%.

What contributed to performance?

The Fund delivered strong performance during the reporting period, driven by sentiment insights. The returns of the Fund’s macro and fundamental insights were more muted. Insights gauging sentiment from earnings calls and broker reports were additive, leading to successful positioning in the information technology sector. Additionally, social media engagement measures motivated favorable positioning in the consumer discretionary sector. Fundamental quality measures, which favor companies with founders in management roles, contributed in the financials and industrials sectors.

What detracted from performance?

Certain fundamental quality- and valuation-related measures experienced negative absolute returns. Traditional valuation measures looking at various balance sheet ratios detracted in the materials sector. In addition, fundamental quality measures favoring companies with longer debt maturities detracted in energy due to the higher interest rate environment that persisted for most of the year.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2015 through December 31, 2024

Initial Investment of $10,000

	Class III Shares	Russell 3000® Index	Russell 2500™ Index
Jan 15	$9,540	$9,722	$9,795
Feb 15	$10,041	$10,285	$10,379
Mar 15	$10,239	$10,180	$10,517
Apr 15	$10,133	$10,226	$10,333
May 15	$10,248	$10,368	$10,554
Jun 15	$10,253	$10,194	$10,481
Jul 15	$10,061	$10,365	$10,461
Aug 15	$9,609	$9,739	$9,842
Sep 15	$9,087	$9,455	$9,402
Oct 15	$9,642	$10,202	$9,927
Nov 15	$9,793	$10,258	$10,122
Dec 15	$9,322	$10,048	$9,710
Jan 16	$8,525	$9,481	$8,936
Feb 16	$8,687	$9,478	$8,998
Mar 16	$9,408	$10,145	$9,748
Apr 16	$9,546	$10,208	$9,892
May 16	$9,637	$10,391	$10,100
Jun 16	$9,744	$10,412	$10,096
Jul 16	$10,206	$10,825	$10,623
Aug 16	$10,515	$10,853	$10,708
Sep 16	$10,505	$10,870	$10,759
Oct 16	$10,008	$10,635	$10,322
Nov 16	$11,297	$11,111	$11,200
Dec 16	$11,504	$11,327	$11,418
Jan 17	$11,462	$11,541	$11,576
Feb 17	$11,625	$11,970	$11,855
Mar 17	$11,515	$11,978	$11,847
Apr 17	$11,583	$12,105	$11,938
May 17	$11,457	$12,229	$11,805
Jun 17	$11,662	$12,339	$12,100
Jul 17	$11,887	$12,572	$12,225
Aug 17	$11,996	$12,596	$12,123
Sep 17	$12,323	$12,903	$12,673
Oct 17	$12,595	$13,185	$12,870
Nov 17	$12,993	$13,585	$13,292
Dec 17	$13,095	$13,721	$13,337
Jan 18	$13,731	$14,444	$13,744
Feb 18	$13,235	$13,912	$13,179
Mar 18	$12,998	$13,633	$13,305
Apr 18	$12,963	$13,684	$13,337
May 18	$13,347	$14,071	$13,964
Jun 18	$13,396	$14,163	$14,065
Jul 18	$13,824	$14,633	$14,337
Aug 18	$14,341	$15,147	$14,952
Sep 18	$14,348	$15,172	$14,725
Oct 18	$13,201	$14,055	$13,230
Nov 18	$13,414	$14,336	$13,480
Dec 18	$12,224	$13,002	$12,003
Jan 19	$13,333	$14,118	$13,385
Feb 19	$13,808	$14,614	$14,017
Mar 19	$13,892	$14,828	$13,902
Apr 19	$14,484	$15,420	$14,389
May 19	$13,650	$14,422	$13,365
Jun 19	$14,476	$15,435	$14,313
Jul 19	$14,638	$15,664	$14,462
Aug 19	$14,279	$15,345	$13,884
Sep 19	$14,471	$15,614	$14,130
Oct 19	$14,780	$15,950	$14,400
Nov 19	$15,330	$16,557	$15,018
Dec 19	$15,726	$17,035	$15,336
Jan 20	$15,804	$17,016	$15,025
Feb 20	$14,503	$15,623	$13,765
Mar 20	$12,529	$13,475	$10,778
Apr 20	$14,215	$15,259	$12,346
May 20	$14,927	$16,075	$13,258
Jun 20	$15,312	$16,443	$13,641
Jul 20	$16,085	$17,376	$14,184
Aug 20	$17,330	$18,635	$14,827
Sep 20	$16,624	$17,957	$14,443
Oct 20	$16,163	$17,569	$14,705
Nov 20	$18,066	$19,707	$17,100
Dec 20	$18,818	$20,593	$18,402
Jan 21	$18,710	$20,501	$18,853
Feb 21	$19,484	$21,142	$20,083
Mar 21	$19,807	$21,900	$20,413
Apr 21	$20,785	$23,029	$21,229
May 21	$20,764	$23,134	$21,273
Jun 21	$20,990	$23,705	$21,524
Jul 21	$20,916	$24,105	$21,147
Aug 21	$21,251	$24,793	$21,627
Sep 21	$20,437	$23,681	$20,947
Oct 21	$21,596	$25,282	$21,974
Nov 21	$20,560	$24,897	$21,057
Dec 21	$21,329	$25,877	$21,748
Jan 22	$19,655	$24,355	$19,938
Feb 22	$19,836	$23,741	$20,162
Mar 22	$19,998	$24,512	$20,483
Apr 22	$18,323	$22,312	$18,738
May 22	$18,525	$22,282	$18,801
Jun 22	$16,749	$20,418	$17,005
Jul 22	$18,379	$22,333	$18,764
Aug 22	$17,907	$21,500	$18,265
Sep 22	$16,346	$19,506	$16,526
Oct 22	$17,948	$21,106	$18,111
Nov 22	$18,728	$22,208	$18,876
Dec 22	$17,772	$20,907	$17,753
Jan 23	$19,466	$22,347	$19,528
Feb 23	$19,068	$21,825	$19,070
Mar 23	$18,462	$22,408	$18,355
Apr 23	$18,190	$22,647	$18,115
May 23	$17,605	$22,735	$17,798
Jun 23	$19,236	$24,288	$19,314
Jul 23	$20,105	$25,158	$20,274
Aug 23	$19,477	$24,673	$19,478
Sep 23	$18,515	$23,497	$18,390
Oct 23	$17,385	$22,875	$17,273
Nov 23	$18,975	$25,008	$18,828
Dec 23	$21,083	$26,334	$20,846
Jan 24	$20,636	$26,626	$20,301
Feb 24	$21,573	$28,067	$21,405
Mar 24	$22,595	$28,973	$22,289
Apr 24	$21,190	$27,698	$20,795
May 24	$22,042	$29,006	$21,661
Jun 24	$21,616	$29,904	$21,336
Jul 24	$23,156	$30,460	$22,921
Aug 24	$23,007	$31,123	$22,862
Sep 24	$23,391	$31,767	$23,203
Oct 24	$23,007	$31,534	$22,987
Nov 24	$25,353	$33,632	$25,250
Dec 24	$23,551	$32,604	$23,347

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Class III Shares ...
	11.70%	8.41%	8.94%
Russell 3000® Index...
	23.81	13.86	12.55
Russell 2500™ Index...
	12.00	8.77	8.85

Key Fund statistics

Net Assets...
$161,731,284
Number of Portfolio Holdings...
486
Net Investment Advisory Fees...
$682,369
Portfolio Turnover Rate...
115%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

The Fund’s returns for the period between June 12, 2017 and February 8, 2021, are the returns of the Fund when it followed different investment strategies under the name BlackRock Advantage U.S. Total Market V.I. Fund. The Fund's returns shown prior to June 18, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Value Opportunities V.I. Fund.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2024)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Industrials...
18.0%
Financials...
17.6
Information Technology...
13.2
Consumer Discretionary...
13.2
Health Care...
12.7
Real Estate...
6.9
Materials...
6.1
Energy...
4.4
Communication Services...
2.9
Consumer Staples...
2.4
Utilities...
1.7
Short-Term Securities...
9.8
Liabilities in Excess of Other Assets...
(8.9)

Footnote	Description
Footnote(a)	For purpose of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Advantage SMID Cap V.I. Fund

Class III Shares | SCIII

Annual Shareholder Report — December 31, 2024

SCIII-12/24-AR

BlackRock Basic Value V.I. Fund

Class I Shares | BAVLI

Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock Basic Value V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$76	0.72%

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class I Shares returned 10.37%.

  For the same period, the Russell 1000® Index returned 24.51% and the Russell 1000® Value Index returned 14.37%.

What contributed to performance?

Positive contributions to performance over the reporting period were led by investment decisions in the financials, industrials and consumer discretionary sectors. In financials, positioning in banks proved additive, highlighted by exposure to one of the largest U.S.-based multinational banks. In industrials, positioning in professional services was beneficial, most notably holdings of a government defense and intelligence contractor. In consumer discretionary, positioning in the automobiles industry added to return, led by holdings of a leading U.S. car manufacturer.

What detracted from performance?

The largest detractors from the Fund’s absolute performance were investment decisions in the healthcare, consumer staples and materials sectors. In healthcare, positioning in healthcare providers and services weighed on performance, most notably holdings of a leading drug store chain and pharmacy benefit manager. In consumer staples, positioning in distribution and retail detracted, in particular holdings of a leading low-price retail chain. In materials, positioning in the containers and packaging industry had a negative impact, including holdings of a leading provider of packaging solutions used with the transport of food and goods.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2015 through December 31, 2024

Initial Investment of $10,000

	Class I Shares	Russell 1000® Index	Russell 1000® Value Index
Jan 15	$9,501	$9,725	$9,600
Feb 15	$10,335	$10,287	$10,065
Mar 15	$10,280	$10,159	$9,928
Apr 15	$10,365	$10,231	$10,021
May 15	$10,475	$10,365	$10,141
Jun 15	$10,323	$10,171	$9,939
Jul 15	$10,347	$10,367	$9,982
Aug 15	$9,611	$9,743	$9,388
Sep 15	$9,109	$9,476	$9,104
Oct 15	$9,783	$10,243	$9,791
Nov 15	$9,697	$10,277	$9,829
Dec 15	$9,405	$10,092	$9,617
Jan 16	$8,807	$9,549	$9,120
Feb 16	$8,708	$9,545	$9,118
Mar 16	$9,489	$10,210	$9,775
Apr 16	$9,834	$10,266	$9,980
May 16	$10,038	$10,446	$10,135
Jun 16	$9,898	$10,469	$10,223
Jul 16	$10,206	$10,868	$10,520
Aug 16	$10,383	$10,882	$10,601
Sep 16	$10,489	$10,891	$10,579
Oct 16	$10,156	$10,679	$10,415
Nov 16	$10,943	$11,100	$11,010
Dec 16	$11,115	$11,308	$11,285
Jan 17	$11,050	$11,536	$11,365
Feb 17	$11,342	$11,982	$11,774
Mar 17	$11,145	$11,990	$11,654
Apr 17	$11,020	$12,116	$11,632
May 17	$10,896	$12,271	$11,621
Jun 17	$11,028	$12,357	$11,811
Jul 17	$11,225	$12,601	$11,967
Aug 17	$11,056	$12,641	$11,828
Sep 17	$11,388	$12,910	$12,178
Oct 17	$11,454	$13,206	$12,267
Nov 17	$11,890	$13,609	$12,642
Dec 17	$12,031	$13,761	$12,827
Jan 18	$12,663	$14,516	$13,323
Feb 18	$12,070	$13,983	$12,687
Mar 18	$11,777	$13,666	$12,464
Apr 18	$11,962	$13,712	$12,505
May 18	$12,023	$14,062	$12,579
Jun 18	$12,062	$14,153	$12,610
Jul 18	$12,607	$14,642	$13,109
Aug 18	$12,881	$15,146	$13,303
Sep 18	$12,881	$15,204	$13,329
Oct 18	$12,186	$14,128	$12,639
Nov 18	$12,264	$14,415	$13,016
Dec 18	$11,087	$13,102	$11,767
Jan 19	$11,937	$14,200	$12,682
Feb 19	$12,295	$14,681	$13,088
Mar 19	$12,331	$14,937	$13,171
Apr 19	$12,823	$15,540	$13,638
May 19	$11,946	$14,550	$12,761
Jun 19	$12,671	$15,571	$13,677
Jul 19	$12,719	$15,813	$13,791
Aug 19	$12,334	$15,523	$13,385
Sep 19	$12,782	$15,792	$13,863
Oct 19	$12,907	$16,127	$14,056
Nov 19	$13,274	$16,736	$14,491
Dec 19	$13,738	$17,220	$14,890
Jan 20	$13,238	$17,238	$14,569
Feb 20	$11,989	$15,830	$13,158
Mar 20	$9,871	$13,738	$10,910
Apr 20	$11,060	$15,553	$12,136
May 20	$11,520	$16,374	$12,552
Jun 20	$11,530	$16,736	$12,469
Jul 20	$11,772	$17,716	$12,962
Aug 20	$12,177	$19,016	$13,497
Sep 20	$11,701	$18,321	$13,166
Oct 20	$11,600	$17,879	$12,993
Nov 20	$13,657	$19,985	$14,741
Dec 20	$14,209	$20,830	$15,306
Jan 21	$14,104	$20,658	$15,166
Feb 21	$14,962	$21,257	$16,082
Mar 21	$15,998	$22,061	$17,028
Apr 21	$16,720	$23,249	$17,709
May 21	$17,149	$23,359	$18,123
Jun 21	$16,731	$23,944	$17,915
Jul 21	$16,762	$24,442	$18,059
Aug 21	$16,900	$25,149	$18,417
Sep 21	$16,463	$23,994	$17,776
Oct 21	$17,135	$25,659	$18,678
Nov 21	$16,260	$25,315	$18,020
Dec 21	$17,289	$26,340	$19,157
Jan 22	$17,400	$24,855	$18,711
Feb 22	$17,585	$24,173	$18,493
Mar 22	$17,635	$24,989	$19,015
Apr 22	$16,819	$22,761	$17,943
May 22	$17,425	$22,727	$18,292
Jun 22	$15,682	$20,823	$16,694
Jul 22	$16,665	$22,763	$17,801
Aug 22	$16,163	$21,889	$17,270
Sep 22	$14,671	$19,863	$15,756
Oct 22	$16,176	$21,456	$17,371
Nov 22	$17,204	$22,617	$18,457
Dec 22	$16,438	$21,302	$17,713
Jan 23	$17,781	$22,730	$18,631
Feb 23	$17,166	$22,189	$17,974
Mar 23	$16,984	$22,891	$17,891
Apr 23	$17,529	$23,175	$18,161
May 23	$16,760	$23,283	$17,460
Jun 23	$18,019	$24,855	$18,620
Jul 23	$18,635	$25,710	$19,275
Aug 23	$17,822	$25,260	$18,754
Sep 23	$17,316	$24,073	$18,031
Oct 23	$16,769	$23,491	$17,395
Nov 23	$18,144	$25,685	$18,707
Dec 23	$19,168	$26,953	$19,743
Jan 24	$19,228	$27,329	$19,764
Feb 24	$19,805	$28,805	$20,493
Mar 24	$20,650	$29,728	$21,517
Apr 24	$20,116	$28,463	$20,598
May 24	$20,724	$29,804	$21,251
Jun 24	$20,353	$30,790	$21,051
Jul 24	$21,459	$31,238	$22,127
Aug 24	$21,711	$31,979	$22,721
Sep 24	$21,651	$32,663	$23,036
Oct 24	$21,444	$32,434	$22,783
Nov 24	$22,466	$34,522	$24,238
Dec 24	$21,157	$33,560	$22,580

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Class I Shares ...
	10.37%	9.02%	7.78%
Russell 1000® Index...
	24.51	14.28	12.87
Russell 1000® Value Index...
	14.37	8.68	8.49

Key Fund statistics

Net Assets...
$294,949,501
Number of Portfolio Holdings...
67
Net Investment Advisory Fees...
$1,885,601
Portfolio Turnover Rate...
41%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

The Fund has added the Russell 1000® Index in response to new regulatory requirements.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2024)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Financials...
22.0%
Health Care...
18.0
Industrials...
12.9
Consumer Discretionary...
9.6
Communication Services...
8.6
Information Technology...
8.2
Energy...
6.9
Consumer Staples...
4.9
Utilities...
4.0
Materials...
3.5
Short-Term Securities...
10.8
Liabilities in Excess of Other Assets...
(9.4)

Footnote	Description
Footnote(a)	For purpose of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Basic Value V.I. Fund

Class I Shares | BAVLI

Annual Shareholder Report — December 31, 2024

BAVLI-12/24-AR

BlackRock Basic Value V.I. Fund

Class III Shares | BVIII

Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock Basic Value V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$106	1.01%

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class III Shares returned 10.05%.

  For the same period, the Russell 1000® Index returned 24.51% and the Russell 1000® Value Index returned 14.37%.

What contributed to performance?

Positive contributions to performance over the reporting period were led by investment decisions in the financials, industrials and consumer discretionary sectors. In financials, positioning in banks proved additive, highlighted by exposure to one of the largest U.S.-based multinational banks. In industrials, positioning in professional services was beneficial, most notably holdings of a government defense and intelligence contractor. In consumer discretionary, positioning in the automobiles industry added to return, led by holdings of a leading U.S. car manufacturer.

What detracted from performance?

The largest detractors from the Fund’s absolute performance were investment decisions in the healthcare, consumer staples and materials sectors. In healthcare, positioning in healthcare providers and services weighed on performance, most notably holdings of a leading drug store chain and pharmacy benefit manager. In consumer staples, positioning in distribution and retail detracted, in particular holdings of a leading low-price retail chain. In materials, positioning in the containers and packaging industry had a negative impact, including holdings of a leading provider of packaging solutions used with the transport of food and goods.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2015 through December 31, 2024

Initial Investment of $10,000

	Class III Shares	Russell 1000® Index	Russell 1000® Value Index
Jan 15	$9,498	$9,725	$9,600
Feb 15	$10,331	$10,287	$10,065
Mar 15	$10,270	$10,159	$9,928
Apr 15	$10,355	$10,231	$10,021
May 15	$10,466	$10,365	$10,141
Jun 15	$10,306	$10,171	$9,939
Jul 15	$10,330	$10,367	$9,982
Aug 15	$9,597	$9,743	$9,388
Sep 15	$9,091	$9,476	$9,104
Oct 15	$9,763	$10,243	$9,791
Nov 15	$9,671	$10,277	$9,829
Dec 15	$9,385	$10,092	$9,617
Jan 16	$8,777	$9,549	$9,120
Feb 16	$8,679	$9,545	$9,118
Mar 16	$9,456	$10,210	$9,775
Apr 16	$9,802	$10,266	$9,980
May 16	$10,000	$10,446	$10,135
Jun 16	$9,852	$10,469	$10,223
Jul 16	$10,161	$10,868	$10,520
Aug 16	$10,339	$10,882	$10,601
Sep 16	$10,438	$10,891	$10,579
Oct 16	$10,104	$10,679	$10,415
Nov 16	$10,886	$11,100	$11,010
Dec 16	$11,048	$11,308	$11,285
Jan 17	$10,990	$11,536	$11,365
Feb 17	$11,276	$11,982	$11,774
Mar 17	$11,070	$11,990	$11,654
Apr 17	$10,946	$12,116	$11,632
May 17	$10,821	$12,271	$11,621
Jun 17	$10,946	$12,357	$11,811
Jul 17	$11,144	$12,601	$11,967
Aug 17	$10,974	$12,641	$11,828
Sep 17	$11,307	$12,910	$12,178
Oct 17	$11,366	$13,206	$12,267
Nov 17	$11,796	$13,609	$12,642
Dec 17	$11,934	$13,761	$12,827
Jan 18	$12,558	$14,516	$13,323
Feb 18	$11,965	$13,983	$12,687
Mar 18	$11,672	$13,666	$12,464
Apr 18	$11,857	$13,712	$12,505
May 18	$11,911	$14,062	$12,579
Jun 18	$11,941	$14,153	$12,610
Jul 18	$12,487	$14,642	$13,109
Aug 18	$12,752	$15,146	$13,303
Sep 18	$12,744	$15,204	$13,329
Oct 18	$12,057	$14,128	$12,639
Nov 18	$12,135	$14,415	$13,016
Dec 18	$10,965	$13,102	$11,767
Jan 19	$11,804	$14,200	$12,682
Feb 19	$12,152	$14,681	$13,088
Mar 19	$12,188	$14,937	$13,171
Apr 19	$12,669	$15,540	$13,638
May 19	$11,795	$14,550	$12,761
Jun 19	$12,518	$15,571	$13,677
Jul 19	$12,566	$15,813	$13,791
Aug 19	$12,173	$15,523	$13,385
Sep 19	$12,610	$15,792	$13,863
Oct 19	$12,735	$16,127	$14,056
Nov 19	$13,092	$16,736	$14,491
Dec 19	$13,546	$17,220	$14,890
Jan 20	$13,058	$17,238	$14,569
Feb 20	$11,815	$15,830	$13,158
Mar 20	$9,727	$13,738	$10,910
Apr 20	$10,890	$15,553	$12,136
May 20	$11,348	$16,374	$12,552
Jun 20	$11,358	$16,736	$12,469
Jul 20	$11,589	$17,716	$12,962
Aug 20	$11,982	$19,016	$13,497
Sep 20	$11,518	$18,321	$13,166
Oct 20	$11,407	$17,879	$12,993
Nov 20	$13,435	$19,985	$14,741
Dec 20	$13,970	$20,830	$15,306
Jan 21	$13,866	$20,658	$15,166
Feb 21	$14,706	$21,257	$16,082
Mar 21	$15,713	$22,061	$17,028
Apr 21	$16,429	$23,249	$17,709
May 21	$16,855	$23,359	$18,123
Jun 21	$16,429	$23,944	$17,915
Jul 21	$16,460	$24,442	$18,059
Aug 21	$16,587	$25,149	$18,417
Sep 21	$16,153	$23,994	$17,776
Oct 21	$16,810	$25,659	$18,678
Nov 21	$15,952	$25,315	$18,020
Dec 21	$16,950	$26,340	$19,157
Jan 22	$17,061	$24,855	$18,711
Feb 22	$17,244	$24,173	$18,493
Mar 22	$17,281	$24,989	$19,015
Apr 22	$16,485	$22,761	$17,943
May 22	$17,073	$22,727	$18,292
Jun 22	$15,357	$20,823	$16,694
Jul 22	$16,319	$22,763	$17,801
Aug 22	$15,822	$21,889	$17,270
Sep 22	$14,354	$19,863	$15,756
Oct 22	$15,822	$21,456	$17,371
Nov 22	$16,829	$22,617	$18,457
Dec 22	$16,082	$21,302	$17,713
Jan 23	$17,384	$22,730	$18,631
Feb 23	$16,774	$22,189	$17,974
Mar 23	$16,594	$22,891	$17,891
Apr 23	$17,121	$23,175	$18,161
May 23	$16,373	$23,283	$17,460
Jun 23	$17,592	$24,855	$18,620
Jul 23	$18,202	$25,710	$19,275
Aug 23	$17,396	$25,260	$18,754
Sep 23	$16,896	$24,073	$18,031
Oct 23	$16,354	$23,491	$17,395
Nov 23	$17,702	$25,685	$18,707
Dec 23	$18,693	$26,953	$19,743
Jan 24	$18,752	$27,329	$19,764
Feb 24	$19,308	$28,805	$20,493
Mar 24	$20,128	$29,728	$21,517
Apr 24	$19,586	$28,463	$20,598
May 24	$20,187	$29,804	$21,251
Jun 24	$19,821	$30,790	$21,051
Jul 24	$20,884	$31,238	$22,127
Aug 24	$21,118	$31,979	$22,721
Sep 24	$21,074	$32,663	$23,036
Oct 24	$20,869	$32,434	$22,783
Nov 24	$21,865	$34,522	$24,238
Dec 24	$20,573	$33,560	$22,580

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Class III Shares ...
	10.05%	8.72%	7.48%
Russell 1000® Index...
	24.51	14.28	12.87
Russell 1000® Value Index...
	14.37	8.68	8.49

Key Fund statistics

Net Assets...
$294,949,501
Number of Portfolio Holdings...
67
Net Investment Advisory Fees...
$1,885,601
Portfolio Turnover Rate...
41%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

The Fund has added the Russell 1000® Index in response to new regulatory requirements.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2024)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Financials...
22.0%
Health Care...
18.0
Industrials...
12.9
Consumer Discretionary...
9.6
Communication Services...
8.6
Information Technology...
8.2
Energy...
6.9
Consumer Staples...
4.9
Utilities...
4.0
Materials...
3.5
Short-Term Securities...
10.8
Liabilities in Excess of Other Assets...
(9.4)

Footnote	Description
Footnote(a)	For purpose of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Basic Value V.I. Fund

Class III Shares | BVIII

Annual Shareholder Report — December 31, 2024

BVIII-12/24-AR

BlackRock Capital Appreciation V.I. Fund

Class I Shares | FDGRI

Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock Capital Appreciation V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$83	0.72%

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class I Shares returned 32.28%.

  For the same period, the S&P 500® Index returned 25.02% and the Russell 1000® Growth Index returned 33.36%.

What contributed to performance?

Positive contributions to the Fund’s performance over the reporting period were led by positioning in the information technology, communication services and consumer discretionary sectors. In information technology, holdings in the semiconductors and semiconductor equipment industry proved beneficial, most notably exposure to a provider of chips used in artificial intelligence applications. In communication services, positioning in interactive media and services was most additive, led by exposure to a social media platform operator. Finally, in consumer discretionary, positioning in the broadline retail industry contributed, most notably holdings of an online retail platform operator.

What detracted from performance?

The largest detractors from performance over the reporting period were investment decisions in the real estate and energy sectors. In real estate, positioning in the management and development industry detracted, in particular exposure to a provider of real estate industry analytics. In energy, positioning in oil, gas, and consumable fuels weighed on return, most notably holdings of an exporter of liquified natural gas. While no other sector detracted from absolute performance, in information technology services holdings of a developer data platform provider was among the Fund’s largest individual detractors.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2015 through December 31, 2024

Initial Investment of $10,000

	Class I Shares	S&P 500® Index	Russell 1000® Growth Index
Jan 15	$9,833	$9,700	$9,847
Feb 15	$10,500	$10,257	$10,503
Mar 15	$10,400	$10,095	$10,384
Apr 15	$10,511	$10,192	$10,436
May 15	$10,733	$10,323	$10,583
Jun 15	$10,633	$10,123	$10,396
Jul 15	$11,117	$10,335	$10,749
Aug 15	$10,359	$9,712	$10,096
Sep 15	$9,894	$9,471	$9,846
Oct 15	$10,732	$10,270	$10,694
Nov 15	$10,868	$10,301	$10,724
Dec 15	$10,697	$10,138	$10,567
Jan 16	$9,852	$9,635	$9,977
Feb 16	$9,622	$9,622	$9,973
Mar 16	$10,153	$10,275	$10,645
Apr 16	$10,069	$10,315	$10,548
May 16	$10,431	$10,500	$10,753
Jun 16	$10,238	$10,527	$10,711
Jul 16	$10,806	$10,915	$11,216
Aug 16	$10,855	$10,931	$11,160
Sep 16	$11,039	$10,933	$11,201
Oct 16	$10,757	$10,733	$10,938
Nov 16	$10,634	$11,131	$11,176
Dec 16	$10,707	$11,351	$11,314
Jan 17	$11,178	$11,566	$11,696
Feb 17	$11,650	$12,025	$12,182
Mar 17	$11,786	$12,039	$12,322
Apr 17	$12,146	$12,163	$12,604
May 17	$12,493	$12,334	$12,932
Jun 17	$12,580	$12,411	$12,898
Jul 17	$13,125	$12,666	$13,241
Aug 17	$13,238	$12,705	$13,483
Sep 17	$13,264	$12,967	$13,659
Oct 17	$13,907	$13,270	$14,188
Nov 17	$14,185	$13,677	$14,619
Dec 17	$14,264	$13,829	$14,733
Jan 18	$15,752	$14,621	$15,776
Feb 18	$15,432	$14,082	$15,363
Mar 18	$15,084	$13,724	$14,941
Apr 18	$15,432	$13,777	$14,994
May 18	$16,071	$14,108	$15,651
Jun 18	$16,405	$14,195	$15,801
Jul 18	$16,578	$14,724	$16,265
Aug 18	$17,268	$15,203	$17,155
Sep 18	$17,340	$15,290	$17,251
Oct 18	$15,514	$14,245	$15,708
Nov 18	$15,960	$14,535	$15,875
Dec 18	$14,605	$13,223	$14,510
Jan 19	$16,056	$14,282	$15,814
Feb 19	$16,600	$14,741	$16,380
Mar 19	$17,083	$15,027	$16,846
Apr 19	$17,829	$15,636	$17,607
May 19	$16,983	$14,642	$16,495
Jun 19	$18,091	$15,674	$17,628
Jul 19	$18,176	$15,899	$18,026
Aug 19	$18,034	$15,648	$17,888
Sep 19	$17,627	$15,940	$17,890
Oct 19	$17,932	$16,286	$18,394
Nov 19	$18,848	$16,877	$19,210
Dec 19	$19,277	$17,386	$19,790
Jan 20	$19,977	$17,379	$20,232
Feb 20	$18,939	$15,949	$18,854
Mar 20	$16,985	$13,979	$17,000
Apr 20	$19,470	$15,771	$19,515
May 20	$21,038	$16,522	$20,825
Jun 20	$21,883	$16,850	$21,732
Jul 20	$23,076	$17,801	$23,404
Aug 20	$25,121	$19,080	$25,819
Sep 20	$24,366	$18,355	$24,604
Oct 20	$23,636	$17,867	$23,769
Nov 20	$26,435	$19,823	$26,203
Dec 20	$27,356	$20,585	$27,408
Jan 21	$27,303	$20,377	$27,205
Feb 21	$27,435	$20,939	$27,199
Mar 21	$27,515	$21,856	$27,666
Apr 21	$29,576	$23,022	$29,548
May 21	$29,206	$23,183	$29,140
Jun 21	$31,083	$23,724	$30,968
Jul 21	$32,130	$24,288	$31,988
Aug 21	$33,185	$25,026	$33,184
Sep 21	$31,264	$23,863	$31,326
Oct 21	$33,239	$25,534	$34,039
Nov 21	$32,779	$25,357	$34,247
Dec 21	$33,143	$26,494	$34,971
Jan 22	$29,403	$25,123	$31,970
Feb 22	$27,939	$24,371	$30,612
Mar 22	$28,622	$25,276	$31,809
Apr 22	$24,687	$23,071	$27,968
May 22	$24,166	$23,114	$27,318
Jun 22	$22,052	$21,206	$25,154
Jul 22	$24,766	$23,161	$28,173
Aug 22	$22,956	$22,217	$26,861
Sep 22	$20,443	$20,170	$24,249
Oct 22	$21,247	$21,804	$25,667
Nov 22	$22,487	$23,022	$26,836
Dec 22	$20,669	$21,696	$24,782
Jan 23	$22,936	$23,059	$26,847
Feb 23	$22,386	$22,496	$26,528
Mar 23	$24,137	$23,322	$28,342
Apr 23	$24,481	$23,686	$28,621
May 23	$25,785	$23,789	$29,926
Jun 23	$27,639	$25,361	$31,972
Jul 23	$28,395	$26,176	$33,050
Aug 23	$28,395	$25,759	$32,753
Sep 23	$26,575	$24,531	$30,972
Oct 23	$26,232	$24,015	$30,531
Nov 23	$29,528	$26,208	$33,859
Dec 23	$30,798	$27,399	$35,358
Jan 24	$31,994	$27,859	$36,240
Feb 24	$34,349	$29,347	$38,713
Mar 24	$35,001	$30,291	$39,394
Apr 24	$33,298	$29,054	$37,723
May 24	$35,508	$30,494	$39,981
Jun 24	$37,936	$31,589	$42,677
Jul 24	$36,858	$31,973	$41,951
Aug 24	$37,678	$32,749	$42,825
Sep 24	$38,386	$33,448	$44,038
Oct 24	$38,125	$33,145	$43,893
Nov 24	$40,436	$35,090	$46,740
Dec 24	$40,739	$34,254	$47,152

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Class I Shares ...
	32.28%	16.14%	15.08%
S&P 500® Index...
	25.02	14.53	13.10
Russell 1000® Growth Index...
	33.36	18.96	16.78

Key Fund statistics

Net Assets...
$80,113,612
Number of Portfolio Holdings...
38
Net Investment Advisory Fees...
$527,364
Portfolio Turnover Rate...
26%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2024)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
47.6%
Communication Services...
15.3
Consumer Discretionary...
14.9
Health Care...
7.8
Financials...
7.0
Industrials...
5.6
Materials...
1.2
Real Estate...
0.9
Short-Term Securities...
0.1
Liabilities in Excess of Other Assets...
(0.4)
...

Footnote	Description
Footnote(a)	For purpose of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Material fund changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after December 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 537-4942.

Effective March 8, 2024, the contractual total annual operating expense limitation for the Fund’s Class I shares was lowered from 1.25% to 0.79% as a percentage of average daily net assets through June 30, 2026.

The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in operating expenses and the Fund’s class-level expense limitation.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Capital Appreciation V.I. Fund

Class I Shares | FDGRI

Annual Shareholder Report — December 31, 2024

FDGRI-12/24-AR

BlackRock Capital Appreciation V.I. Fund

Class III Shares | FGIII

Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock Capital Appreciation V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$118	1.02%

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class III Shares returned 31.93%.

  For the same period, the S&P 500® Index returned 25.02% and the Russell 1000® Growth Index returned 33.36%.

What contributed to performance?

Positive contributions to the Fund’s performance over the reporting period were led by positioning in the information technology, communication services and consumer discretionary sectors. In information technology, holdings in the semiconductors and semiconductor equipment industry proved beneficial, most notably exposure to a provider of chips used in artificial intelligence applications. In communication services, positioning in interactive media and services was most additive, led by exposure to a social media platform operator. Finally, in consumer discretionary, positioning in the broadline retail industry contributed, most notably holdings of an online retail platform operator.

What detracted from performance?

The largest detractors from performance over the reporting period were investment decisions in the real estate and energy sectors. In real estate, positioning in the management and development industry detracted, in particular exposure to a provider of real estate industry analytics. In energy, positioning in oil, gas, and consumable fuels weighed on return, most notably holdings of an exporter of liquified natural gas. While no other sector detracted from absolute performance, in information technology services holdings of a developer data platform provider was among the Fund’s largest individual detractors.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2015 through December 31, 2024

Initial Investment of $10,000

	Class III Shares	S&P 500® Index	Russell 1000® Growth Index
Jan 15	$9,821	$9,700	$9,847
Feb 15	$10,491	$10,257	$10,503
Mar 15	$10,391	$10,095	$10,384
Apr 15	$10,502	$10,192	$10,436
May 15	$10,714	$10,323	$10,583
Jun 15	$10,614	$10,123	$10,396
Jul 15	$11,089	$10,335	$10,749
Aug 15	$10,327	$9,712	$10,096
Sep 15	$9,872	$9,471	$9,846
Oct 15	$10,713	$10,270	$10,694
Nov 15	$10,827	$10,301	$10,724
Dec 15	$10,661	$10,138	$10,567
Jan 16	$9,814	$9,635	$9,977
Feb 16	$9,584	$9,622	$9,973
Mar 16	$10,116	$10,275	$10,645
Apr 16	$10,032	$10,315	$10,548
May 16	$10,383	$10,500	$10,753
Jun 16	$10,189	$10,527	$10,711
Jul 16	$10,746	$10,915	$11,216
Aug 16	$10,796	$10,931	$11,160
Sep 16	$10,980	$10,933	$11,201
Oct 16	$10,697	$10,733	$10,938
Nov 16	$10,574	$11,131	$11,176
Dec 16	$10,647	$11,351	$11,314
Jan 17	$11,119	$11,566	$11,696
Feb 17	$11,580	$12,025	$12,182
Mar 17	$11,716	$12,039	$12,322
Apr 17	$12,065	$12,163	$12,604
May 17	$12,413	$12,334	$12,932
Jun 17	$12,488	$12,411	$12,898
Jul 17	$13,034	$12,666	$13,241
Aug 17	$13,148	$12,705	$13,483
Sep 17	$13,160	$12,967	$13,659
Oct 17	$13,793	$13,270	$14,188
Nov 17	$14,071	$13,677	$14,619
Dec 17	$14,154	$13,829	$14,733
Jan 18	$15,616	$14,621	$15,776
Feb 18	$15,296	$14,082	$15,363
Mar 18	$14,948	$13,724	$14,941
Apr 18	$15,282	$13,777	$14,994
May 18	$15,922	$14,108	$15,651
Jun 18	$16,242	$14,195	$15,801
Jul 18	$16,429	$14,724	$16,265
Aug 18	$17,092	$15,203	$17,155
Sep 18	$17,164	$15,290	$17,251
Oct 18	$15,364	$14,245	$15,708
Nov 18	$15,781	$14,535	$15,875
Dec 18	$14,456	$13,223	$14,510
Jan 19	$15,875	$14,282	$15,814
Feb 19	$16,422	$14,741	$16,380
Mar 19	$16,889	$15,027	$16,846
Apr 19	$17,618	$15,636	$17,607
May 19	$16,767	$14,642	$16,495
Jun 19	$17,862	$15,674	$17,628
Jul 19	$17,948	$15,899	$18,026
Aug 19	$17,804	$15,648	$17,888
Sep 19	$17,415	$15,940	$17,890
Oct 19	$17,681	$16,286	$18,394
Nov 19	$18,603	$16,877	$19,210
Dec 19	$19,016	$17,386	$19,790
Jan 20	$19,699	$17,379	$20,232
Feb 20	$18,675	$15,949	$18,854
Mar 20	$16,749	$13,979	$17,000
Apr 20	$19,187	$15,771	$19,515
May 20	$20,747	$16,522	$20,825
Jun 20	$21,576	$16,850	$21,732
Jul 20	$22,733	$17,801	$23,404
Aug 20	$24,750	$19,080	$25,819
Sep 20	$23,988	$18,355	$24,604
Oct 20	$23,274	$17,867	$23,769
Nov 20	$26,030	$19,823	$26,203
Dec 20	$26,911	$20,585	$27,408
Jan 21	$26,858	$20,377	$27,205
Feb 21	$26,992	$20,939	$27,199
Mar 21	$27,045	$21,856	$27,666
Apr 21	$29,080	$23,022	$29,548
May 21	$28,705	$23,183	$29,140
Jun 21	$30,553	$23,724	$30,968
Jul 21	$31,587	$24,288	$31,988
Aug 21	$32,603	$25,026	$33,184
Sep 21	$30,682	$23,863	$31,326
Oct 21	$32,658	$25,534	$34,039
Nov 21	$32,191	$25,357	$34,247
Dec 21	$32,533	$26,494	$34,971
Jan 22	$28,848	$25,123	$31,970
Feb 22	$27,421	$24,371	$30,612
Mar 22	$28,052	$25,276	$31,809
Apr 22	$24,201	$23,071	$27,968
May 22	$23,703	$23,114	$27,318
Jun 22	$21,611	$21,206	$25,154
Jul 22	$24,282	$23,161	$28,173
Aug 22	$22,501	$22,217	$26,861
Sep 22	$20,001	$20,170	$24,249
Oct 22	$20,823	$21,804	$25,667
Nov 22	$22,022	$23,022	$26,836
Dec 22	$20,232	$21,696	$24,782
Jan 23	$22,445	$23,059	$26,847
Feb 23	$21,918	$22,496	$26,528
Mar 23	$23,604	$23,322	$28,342
Apr 23	$23,920	$23,686	$28,621
May 23	$25,220	$23,789	$29,926
Jun 23	$27,011	$25,361	$31,972
Jul 23	$27,749	$26,176	$33,050
Aug 23	$27,749	$25,759	$32,753
Sep 23	$25,958	$24,531	$30,972
Oct 23	$25,606	$24,015	$30,531
Nov 23	$28,838	$26,208	$33,859
Dec 23	$30,063	$27,399	$35,358
Jan 24	$31,249	$27,859	$36,240
Feb 24	$33,511	$29,347	$38,713
Mar 24	$34,178	$30,291	$39,394
Apr 24	$32,473	$29,054	$37,723
May 24	$34,623	$30,494	$39,981
Jun 24	$36,995	$31,589	$42,677
Jul 24	$35,929	$31,973	$41,951
Aug 24	$36,731	$32,749	$42,825
Sep 24	$37,380	$33,448	$44,038
Oct 24	$37,151	$33,145	$43,893
Nov 24	$39,404	$35,090	$46,740
Dec 24	$39,664	$34,254	$47,152

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Class III Shares ...
	31.93%	15.84%	14.77%
S&P 500® Index...
	25.02	14.53	13.10
Russell 1000® Growth Index...
	33.36	18.96	16.78

Key Fund statistics

Net Assets...
$80,113,612
Number of Portfolio Holdings...
38
Net Investment Advisory Fees...
$527,364
Portfolio Turnover Rate...
26%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2024)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
47.6%
Communication Services...
15.3
Consumer Discretionary...
14.9
Health Care...
7.8
Financials...
7.0
Industrials...
5.6
Materials...
1.2
Real Estate...
0.9
Short-Term Securities...
0.1
Liabilities in Excess of Other Assets...
(0.4)
...

Footnote	Description
Footnote(a)	For purpose of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Material fund changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after December 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 537-4942.

Effective March 8, 2024, the contractual total annual operating expense limitation for the Fund’s Class III shares was lowered from 1.50% to 1.04% as a percentage of average daily net assets through June 30, 2026.

The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in the Fund’s class-level expense limitation and increase in average net assets.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Capital Appreciation V.I. Fund

Class III Shares | FGIII

Annual Shareholder Report — December 31, 2024

FGIII-12/24-AR

BlackRock Equity Dividend V.I. Fund

Class I Shares | UTTLI

Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock Equity Dividend V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$69	0.66%

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class I Shares returned 10.06%.

  For the same period, the S&P 500® Index returned 25.02% and the Russell 1000® Value Index returned 14.37%.

What contributed to performance?

Stock selection in the financials, industrials and utilities sectors made the largest contributions to absolute performance. In financials, a position in one of the largest U.S.-based banks was a key contributor. The outperformance in industrials stemmed from an investment in a government defense and intelligence contractor whose stock outperformed. An electric utility expected to benefit from the growth of artificial intelligence led the way in the utilities sector.

What detracted from performance?

Stock selection in the healthcare, information technology, and materials sectors detracted. In healthcare, weakness in a leading drugstore chain and pharmacy benefit manager hurt results. The shortfall in information technology resulted from a downturn in a large, South Korean consumer electronics company. In materials, a chemical producer that specializes in paints, coatings, and specialty materials was the leading detractor.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2015 through December 31, 2024

Initial Investment of $10,000

	Class I Shares	S&P 500® Index	Russell 1000® Value Index
Jan 15	$9,560	$9,700	$9,600
Feb 15	$10,073	$10,257	$10,065
Mar 15	$9,899	$10,095	$9,928
Apr 15	$9,989	$10,192	$10,021
May 15	$10,081	$10,323	$10,141
Jun 15	$9,906	$10,123	$9,939
Jul 15	$10,087	$10,335	$9,982
Aug 15	$9,480	$9,712	$9,388
Sep 15	$9,275	$9,471	$9,104
Oct 15	$10,002	$10,270	$9,791
Nov 15	$10,068	$10,301	$9,829
Dec 15	$9,939	$10,138	$9,617
Jan 16	$9,483	$9,635	$9,120
Feb 16	$9,424	$9,622	$9,118
Mar 16	$9,988	$10,275	$9,775
Apr 16	$10,213	$10,315	$9,980
May 16	$10,332	$10,500	$10,135
Jun 16	$10,431	$10,527	$10,223
Jul 16	$10,686	$10,915	$10,520
Aug 16	$10,746	$10,931	$10,601
Sep 16	$10,636	$10,933	$10,579
Oct 16	$10,575	$10,733	$10,415
Nov 16	$11,309	$11,131	$11,010
Dec 16	$11,568	$11,351	$11,285
Jan 17	$11,578	$11,566	$11,365
Feb 17	$11,993	$12,025	$11,774
Mar 17	$11,931	$12,039	$11,654
Apr 17	$12,010	$12,163	$11,632
May 17	$12,104	$12,334	$11,621
Jun 17	$12,302	$12,411	$11,811
Jul 17	$12,510	$12,666	$11,967
Aug 17	$12,394	$12,705	$11,828
Sep 17	$12,815	$12,967	$12,178
Oct 17	$13,035	$13,270	$12,267
Nov 17	$13,384	$13,677	$12,642
Dec 17	$13,504	$13,829	$12,827
Jan 18	$14,183	$14,621	$13,323
Feb 18	$13,482	$14,082	$12,687
Mar 18	$13,148	$13,724	$12,464
Apr 18	$13,398	$13,777	$12,505
May 18	$13,432	$14,108	$12,579
Jun 18	$13,454	$14,195	$12,610
Jul 18	$14,068	$14,724	$13,109
Aug 18	$14,295	$15,203	$13,303
Sep 18	$14,284	$15,290	$13,329
Oct 18	$13,530	$14,245	$12,639
Nov 18	$13,713	$14,535	$13,016
Dec 18	$12,537	$13,223	$11,767
Jan 19	$13,412	$14,282	$12,682
Feb 19	$13,757	$14,741	$13,088
Mar 19	$13,831	$15,027	$13,171
Apr 19	$14,421	$15,636	$13,638
May 19	$13,615	$14,642	$12,761
Jun 19	$14,483	$15,674	$13,677
Jul 19	$14,666	$15,899	$13,791
Aug 19	$14,401	$15,648	$13,385
Sep 19	$14,779	$15,940	$13,863
Oct 19	$15,075	$16,286	$14,056
Nov 19	$15,581	$16,877	$14,491
Dec 19	$16,011	$17,386	$14,890
Jan 20	$15,607	$17,379	$14,569
Feb 20	$14,181	$15,949	$13,158
Mar 20	$12,122	$13,979	$10,910
Apr 20	$13,352	$15,771	$12,136
May 20	$13,839	$16,522	$12,552
Jun 20	$13,812	$16,850	$12,469
Jul 20	$14,214	$17,801	$12,962
Aug 20	$14,584	$19,080	$13,497
Sep 20	$14,186	$18,355	$13,166
Oct 20	$13,860	$17,867	$12,993
Nov 20	$16,010	$19,823	$14,741
Dec 20	$16,637	$20,585	$15,306
Jan 21	$16,481	$20,377	$15,166
Feb 21	$17,421	$20,939	$16,082
Mar 21	$18,575	$21,856	$17,028
Apr 21	$19,340	$23,022	$17,709
May 21	$19,841	$23,183	$18,123
Jun 21	$19,383	$23,724	$17,915
Jul 21	$19,316	$24,288	$18,059
Aug 21	$19,549	$25,026	$18,417
Sep 21	$19,171	$23,863	$17,776
Oct 21	$20,059	$25,534	$18,678
Nov 21	$18,995	$25,357	$18,020
Dec 21	$20,055	$26,494	$19,157
Jan 22	$20,269	$25,123	$18,711
Feb 22	$20,220	$24,371	$18,493
Mar 22	$20,418	$25,276	$19,015
Apr 22	$19,517	$23,071	$17,943
May 22	$20,113	$23,114	$18,292
Jun 22	$18,343	$21,206	$16,694
Jul 22	$19,316	$23,161	$17,801
Aug 22	$18,791	$22,217	$17,270
Sep 22	$17,181	$20,170	$15,756
Oct 22	$18,865	$21,804	$17,371
Nov 22	$20,057	$23,022	$18,457
Dec 22	$19,284	$21,696	$17,713
Jan 23	$20,424	$23,059	$18,631
Feb 23	$19,816	$22,496	$17,974
Mar 23	$19,493	$23,322	$17,891
Apr 23	$20,167	$23,686	$18,161
May 23	$19,326	$23,789	$17,460
Jun 23	$20,491	$25,361	$18,620
Jul 23	$21,008	$26,176	$19,275
Aug 23	$20,275	$25,759	$18,754
Sep 23	$19,715	$24,531	$18,031
Oct 23	$19,308	$24,015	$17,395
Nov 23	$20,707	$26,208	$18,707
Dec 23	$21,644	$27,399	$19,743
Jan 24	$21,827	$27,859	$19,764
Feb 24	$22,356	$29,347	$20,493
Mar 24	$23,374	$30,291	$21,517
Apr 24	$22,845	$29,054	$20,598
May 24	$23,459	$30,494	$21,251
Jun 24	$23,193	$31,589	$21,051
Jul 24	$24,306	$31,973	$22,127
Aug 24	$24,720	$32,749	$22,721
Sep 24	$24,699	$33,448	$23,036
Oct 24	$24,343	$33,145	$22,783
Nov 24	$25,403	$35,090	$24,238
Dec 24	$23,821	$34,254	$22,580

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Class I Shares ...
	10.06%	8.27%	9.07%
S&P 500® Index...
	25.02	14.53	13.10
Russell 1000® Value Index...
	14.37	8.68	8.49

Key Fund statistics

Net Assets...
$292,683,036
Number of Portfolio Holdings...
94
Net Investment Advisory Fees...
$1,870,118
Portfolio Turnover Rate...
51%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2024)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Financials...
21.7%
Health Care...
15.7
Industrials...
12.9
Information Technology...
10.5
Communication Services...
6.7
Consumer Discretionary...
5.9
Energy...
5.7
Consumer Staples...
5.4
Materials...
5.2
Utilities...
4.8
Real Estate...
1.7
Short-Term Securities...
7.6
Liabilities in Excess of Other Assets...
(3.8)
...

Footnote	Description
Footnote(a)	For purpose of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Equity Dividend V.I. Fund

Class I Shares | UTTLI

Annual Shareholder Report — December 31, 2024

UTTLI-12/24-AR

BlackRock Equity Dividend V.I. Fund

Class III Shares | UTIII

Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock Equity Dividend V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$95	0.91%

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class III Shares returned 9.71%.

  For the same period, the S&P 500® Index returned 25.02% and the Russell 1000® Value Index returned 14.37%.

What contributed to performance?

Stock selection in the financials, industrials and utilities sectors made the largest contributions to absolute performance. In financials, a position in one of the largest U.S.-based banks was a key contributor. The outperformance in industrials stemmed from an investment in a government defense and intelligence contractor whose stock outperformed. An electric utility expected to benefit from the growth of artificial intelligence led the way in the utilities sector.

What detracted from performance?

Stock selection in the healthcare, information technology, and materials sectors detracted. In healthcare, weakness in a leading drugstore chain and pharmacy benefit manager hurt results. The shortfall in information technology resulted from a downturn in a large, South Korean consumer electronics company. In materials, a chemical producer that specializes in paints, coatings, and specialty materials was the leading detractor.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2015 through December 31, 2024

Initial Investment of $10,000

	Class III Shares	S&P 500® Index	Russell 1000® Value Index
Jan 15	$9,559	$9,700	$9,600
Feb 15	$10,073	$10,257	$10,065
Mar 15	$9,899	$10,095	$9,928
Apr 15	$9,974	$10,192	$10,021
May 15	$10,066	$10,323	$10,141
Jun 15	$9,891	$10,123	$9,939
Jul 15	$10,066	$10,335	$9,982
Aug 15	$9,459	$9,712	$9,388
Sep 15	$9,263	$9,471	$9,104
Oct 15	$9,987	$10,270	$9,791
Nov 15	$10,052	$10,301	$9,829
Dec 15	$9,918	$10,138	$9,617
Jan 16	$9,463	$9,635	$9,120
Feb 16	$9,394	$9,622	$9,118
Mar 16	$9,968	$10,275	$9,775
Apr 16	$10,177	$10,315	$9,980
May 16	$10,296	$10,500	$10,135
Jun 16	$10,385	$10,527	$10,223
Jul 16	$10,644	$10,915	$10,520
Aug 16	$10,704	$10,931	$10,601
Sep 16	$10,594	$10,933	$10,579
Oct 16	$10,527	$10,733	$10,415
Nov 16	$11,249	$11,131	$11,010
Dec 16	$11,511	$11,351	$11,285
Jan 17	$11,511	$11,566	$11,365
Feb 17	$11,935	$12,025	$11,774
Mar 17	$11,863	$12,039	$11,654
Apr 17	$11,945	$12,163	$11,632
May 17	$12,028	$12,334	$11,621
Jun 17	$12,225	$12,411	$11,811
Jul 17	$12,424	$12,666	$11,967
Aug 17	$12,320	$12,705	$11,828
Sep 17	$12,729	$12,967	$12,178
Oct 17	$12,940	$13,270	$12,267
Nov 17	$13,287	$13,677	$12,642
Dec 17	$13,409	$13,829	$12,827
Jan 18	$14,084	$14,621	$13,323
Feb 18	$13,387	$14,082	$12,687
Mar 18	$13,044	$13,724	$12,464
Apr 18	$13,284	$13,777	$12,505
May 18	$13,318	$14,108	$12,579
Jun 18	$13,340	$14,195	$12,610
Jul 18	$13,952	$14,724	$13,109
Aug 18	$14,167	$15,203	$13,303
Sep 18	$14,156	$15,290	$13,329
Oct 18	$13,409	$14,245	$12,639
Nov 18	$13,591	$14,535	$13,016
Dec 18	$12,415	$13,223	$11,767
Jan 19	$13,283	$14,282	$12,682
Feb 19	$13,613	$14,741	$13,088
Mar 19	$13,687	$15,027	$13,171
Apr 19	$14,263	$15,636	$13,638
May 19	$13,476	$14,642	$12,761
Jun 19	$14,325	$15,674	$13,677
Jul 19	$14,497	$15,899	$13,791
Aug 19	$14,235	$15,648	$13,385
Sep 19	$14,610	$15,940	$13,863
Oct 19	$14,893	$16,286	$14,056
Nov 19	$15,395	$16,877	$14,491
Dec 19	$15,824	$17,386	$14,890
Jan 20	$15,411	$17,379	$14,569
Feb 20	$13,999	$15,949	$13,158
Mar 20	$11,961	$13,979	$10,910
Apr 20	$13,169	$15,771	$12,136
May 20	$13,651	$16,522	$12,552
Jun 20	$13,638	$16,850	$12,469
Jul 20	$14,013	$17,801	$12,962
Aug 20	$14,379	$19,080	$13,497
Sep 20	$13,986	$18,355	$13,166
Oct 20	$13,669	$17,867	$12,993
Nov 20	$15,779	$19,823	$14,741
Dec 20	$16,389	$20,585	$15,306
Jan 21	$16,234	$20,377	$15,166
Feb 21	$17,163	$20,939	$16,082
Mar 21	$18,288	$21,856	$17,028
Apr 21	$19,046	$23,022	$17,709
May 21	$19,527	$23,183	$18,123
Jun 21	$19,075	$23,724	$17,915
Jul 21	$19,011	$24,288	$18,059
Aug 21	$19,226	$25,026	$18,417
Sep 21	$18,854	$23,863	$17,776
Oct 21	$19,717	$25,534	$18,678
Nov 21	$18,668	$25,357	$18,020
Dec 21	$19,715	$26,494	$19,157
Jan 22	$19,926	$25,123	$18,711
Feb 22	$19,862	$24,371	$18,493
Mar 22	$20,056	$25,276	$19,015
Apr 22	$19,174	$23,071	$17,943
May 22	$19,760	$23,114	$18,292
Jun 22	$18,001	$21,206	$16,694
Jul 22	$18,946	$23,161	$17,801
Aug 22	$18,429	$22,217	$17,270
Sep 22	$16,861	$20,170	$15,756
Oct 22	$18,506	$21,804	$17,371
Nov 22	$19,662	$23,022	$18,457
Dec 22	$18,906	$21,696	$17,713
Jan 23	$20,008	$23,059	$18,631
Feb 23	$19,411	$22,496	$17,974
Mar 23	$19,112	$23,322	$17,891
Apr 23	$19,743	$23,686	$18,161
May 23	$18,936	$23,789	$17,460
Jun 23	$20,062	$25,361	$18,620
Jul 23	$20,576	$26,176	$19,275
Aug 23	$19,856	$25,759	$18,754
Sep 23	$19,306	$24,531	$18,031
Oct 23	$18,894	$24,015	$17,395
Nov 23	$20,248	$26,208	$18,707
Dec 23	$21,173	$27,399	$19,743
Jan 24	$21,333	$27,859	$19,764
Feb 24	$21,872	$29,347	$20,493
Mar 24	$22,831	$30,291	$21,517
Apr 24	$22,338	$29,054	$20,598
May 24	$22,920	$30,494	$21,251
Jun 24	$22,659	$31,589	$21,051
Jul 24	$23,736	$31,973	$22,127
Aug 24	$24,141	$32,749	$22,721
Sep 24	$24,101	$33,448	$23,036
Oct 24	$23,756	$33,145	$22,783
Nov 24	$24,795	$35,090	$24,238
Dec 24	$23,228	$34,254	$22,580

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Class III Shares ...
	9.71%	7.98%	8.79%
S&P 500® Index...
	25.02	14.53	13.10
Russell 1000® Value Index...
	14.37	8.68	8.49

Key Fund statistics

Net Assets...
$292,683,036
Number of Portfolio Holdings...
94
Net Investment Advisory Fees...
$1,870,118
Portfolio Turnover Rate...
51%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2024)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Financials...
21.7%
Health Care...
15.7
Industrials...
12.9
Information Technology...
10.5
Communication Services...
6.7
Consumer Discretionary...
5.9
Energy...
5.7
Consumer Staples...
5.4
Materials...
5.2
Utilities...
4.8
Real Estate...
1.7
Short-Term Securities...
7.6
Liabilities in Excess of Other Assets...
(3.8)
...

Footnote	Description
Footnote(a)	For purpose of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Equity Dividend V.I. Fund

Class III Shares | UTIII

Annual Shareholder Report — December 31, 2024

UTIII-12/24-AR

BlackRock Global Allocation V.I. Fund

Class I Shares | GLALI

Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock Global Allocation V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$79	0.75%

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class I Shares returned 9.23%.

  For the same period, the FTSE World Index returned 17.96% and the Reference Benchmark returned 9.09%.

What contributed to performance?

The Fund’s positive absolute return was primarily driven by equity positioning. Within equities, positioning in information technology and financials as well as, to a lesser extent, consumer discretionary and communication services were the primary contributors to absolute return. Within fixed income, positioning in high yield corporate bonds and securitized assets, notably commercial mortgage-backed securities and asset-backed securities, positively impacted return, as did positioning in nominal U.S. Treasuries and select emerging market sovereign issues.

The Fund’s exposure to cash and cash equivalents was actively managed over the period and used to help mitigate portfolio volatility while serving as a source of funds for new investments and to meet redemptions. The Fund’s cash exposure had a slight positive impact on absolute return.

What detracted from performance?

Within equities, positioning in index-related equity futures used mainly as a hedge during periods of heightened market volatility was the primary detractor from absolute return while positioning in materials detracted to a lesser degree. Within fixed income, management of duration (interest rate sensitivity) via interest rate derivatives negatively impacted absolute performance along with exposure to agency mortgage-backed securities and U.K. interest rates.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2015 through December 31, 2024

Initial Investment of $10,000

	Class I Shares	FTSE World Index	Reference Benchmark
Jan 15	$10,006	$9,835	$9,919
Feb 15	$10,345	$10,390	$10,207
Mar 15	$10,277	$10,231	$10,097
Apr 15	$10,468	$10,503	$10,271
May 15	$10,499	$10,515	$10,235
Jun 15	$10,302	$10,280	$10,087
Jul 15	$10,301	$10,411	$10,193
Aug 15	$9,933	$9,722	$9,808
Sep 15	$9,640	$9,367	$9,644
Oct 15	$10,070	$10,106	$10,100
Nov 15	$10,021	$10,041	$10,007
Dec 15	$9,929	$9,863	$9,922
Jan 16	$9,587	$9,282	$9,655
Feb 16	$9,482	$9,227	$9,698
Mar 16	$9,883	$9,906	$10,185
Apr 16	$9,995	$10,061	$10,296
May 16	$9,949	$10,090	$10,280
Jun 16	$9,949	$10,015	$10,360
Jul 16	$10,238	$10,452	$10,636
Aug 16	$10,284	$10,472	$10,613
Sep 16	$10,337	$10,538	$10,671
Oct 16	$10,205	$10,363	$10,469
Nov 16	$10,232	$10,464	$10,394
Dec 16	$10,337	$10,716	$10,523
Jan 17	$10,524	$11,000	$10,710
Feb 17	$10,717	$11,317	$10,916
Mar 17	$10,804	$11,454	$10,990
Apr 17	$10,937	$11,639	$11,138
May 17	$11,117	$11,902	$11,337
Jun 17	$11,137	$11,958	$11,356
Jul 17	$11,364	$12,265	$11,588
Aug 17	$11,411	$12,306	$11,651
Sep 17	$11,478	$12,563	$11,747
Oct 17	$11,572	$12,817	$11,874
Nov 17	$11,699	$13,084	$12,063
Dec 17	$11,770	$13,296	$12,175
Jan 18	$12,206	$14,015	$12,596
Feb 18	$11,825	$13,450	$12,268
Mar 18	$11,722	$13,177	$12,168
Apr 18	$11,675	$13,317	$12,169
May 18	$11,661	$13,335	$12,178
Jun 18	$11,593	$13,290	$12,148
Jul 18	$11,815	$13,715	$12,374
Aug 18	$11,828	$13,846	$12,469
Sep 18	$11,773	$13,940	$12,480
Oct 18	$11,230	$12,911	$11,905
Nov 18	$11,368	$13,067	$12,026
Dec 18	$10,907	$12,131	$11,606
Jan 19	$11,467	$13,078	$12,198
Feb 19	$11,603	$13,436	$12,367
Mar 19	$11,725	$13,598	$12,524
Apr 19	$11,926	$14,077	$12,777
May 19	$11,603	$13,275	$12,421
Jun 19	$12,077	$14,149	$13,008
Jul 19	$12,039	$14,205	$13,017
Aug 19	$12,046	$13,892	$12,972
Sep 19	$12,133	$14,218	$13,101
Oct 19	$12,395	$14,609	$13,340
Nov 19	$12,561	$14,984	$13,495
Dec 19	$12,869	$15,496	$13,787
Jan 20	$12,884	$15,352	$13,785
Feb 20	$12,372	$14,060	$13,154
Mar 20	$11,267	$12,163	$12,128
Apr 20	$12,200	$13,483	$12,941
May 20	$12,673	$14,128	$13,310
Jun 20	$12,929	$14,536	$13,557
Jul 20	$13,609	$15,256	$14,072
Aug 20	$14,141	$16,225	$14,574
Sep 20	$13,921	$15,698	$14,286
Oct 20	$13,662	$15,232	$14,023
Nov 20	$14,961	$17,217	$15,149
Dec 20	$15,572	$18,027	$15,626
Jan 21	$15,500	$17,877	$15,497
Feb 21	$15,708	$18,323	$15,618
Mar 21	$15,836	$18,938	$15,870
Apr 21	$16,379	$19,814	$16,360
May 21	$16,611	$20,125	$16,580
Jun 21	$16,603	$20,391	$16,621
Jul 21	$16,593	$20,678	$16,850
Aug 21	$16,756	$21,187	$17,072
Sep 21	$16,226	$20,301	$16,534
Oct 21	$16,683	$21,363	$16,987
Nov 21	$16,234	$20,870	$16,763
Dec 21	$16,611	$21,804	$17,210
Jan 22	$15,958	$20,707	$16,593
Feb 22	$15,612	$20,222	$16,315
Mar 22	$15,481	$20,769	$16,367
Apr 22	$14,660	$19,060	$15,301
May 22	$14,800	$19,124	$15,374
Jun 22	$13,894	$17,419	$14,399
Jul 22	$14,535	$18,740	$15,144
Aug 22	$14,100	$18,003	$14,546
Sep 22	$13,135	$16,302	$13,463
Oct 22	$13,579	$17,434	$14,006
Nov 22	$14,355	$18,728	$14,870
Dec 22	$13,977	$17,979	$14,526
Jan 23	$14,715	$19,269	$15,290
Feb 23	$14,195	$18,787	$14,870
Mar 23	$14,526	$19,368	$15,356
Apr 23	$14,649	$19,701	$15,560
May 23	$14,497	$19,548	$15,355
Jun 23	$14,980	$20,689	$15,851
Jul 23	$15,264	$21,405	$16,194
Aug 23	$14,914	$20,872	$15,889
Sep 23	$14,365	$19,997	$15,339
Oct 23	$14,147	$19,417	$15,026
Nov 23	$15,103	$21,271	$16,114
Dec 23	$15,770	$22,326	$16,806
Jan 24	$15,760	$22,530	$16,835
Feb 24	$16,205	$23,469	$17,145
Mar 24	$16,611	$24,240	$17,523
Apr 24	$16,002	$23,369	$17,000
May 24	$16,563	$24,374	$17,513
Jun 24	$16,766	$24,906	$17,735
Jul 24	$16,953	$25,346	$18,117
Aug 24	$17,304	$26,028	$18,545
Sep 24	$17,586	$26,496	$18,848
Oct 24	$17,167	$25,946	$18,341
Nov 24	$17,674	$27,001	$18,731
Dec 24	$17,226	$26,336	$18,334

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Class I Shares ...
	9.23%	6.01%	5.59%
FTSE World Index...
	17.96	11.19	10.17
Reference Benchmark...
	9.09	5.87	6.25

Key Fund statistics

Net Assets...
$4,138,568,997
Number of Portfolio Holdings...
2,329
Net Investment Advisory Fees...
$28,438,638
Portfolio Turnover Rate...
154%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

The Reference Benchmark is comprised of the returns of the S&P 500® Index (36%), the FTSE World (ex U.S.) Index (24%), the ICE BofA Current 5-Year U.S. Treasury Index (24%), and the FTSE Non-U.S. Dollar World Government Bond Index (16%).

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2024)

Geographic allocation

	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	65.7%	-%	65.7%
United Kingdom...
	5.2	-	5.2
Japan...
	3.4	-	3.4
France...
	3.1	-	3.1
Netherlands...
	2.6	-	2.6
Italy...
	2.0	-	2.0
Germany...
	1.7	-	1.7
Canada...
	1.7	-	1.7
China...
	1.6	-	1.6
Taiwan...
	1.3	-	1.3
OtherFootnote Reference(b)...
	11.7	-	11.7
Total...
	100.0%	-%	100.0%
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, ICE Data Indices, LLC, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Global Allocation V.I. Fund

Class I Shares | GLALI

Annual Shareholder Report — December 31, 2024

GLALI-12/24-AR

BlackRock Global Allocation V.I. Fund

Class II Shares | GLAII

Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock Global Allocation V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II Shares	$94	0.90%

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class II Shares returned 9.09%.

  For the same period, the FTSE World Index returned 17.96% and the Reference Benchmark returned 9.09%.

What contributed to performance?

The Fund’s positive absolute return was primarily driven by equity positioning. Within equities, positioning in information technology and financials as well as, to a lesser extent, consumer discretionary and communication services were the primary contributors to absolute return. Within fixed income, positioning in high yield corporate bonds and securitized assets, notably commercial mortgage-backed securities and asset-backed securities, positively impacted return, as did positioning in nominal U.S. Treasuries and select emerging market sovereign issues.

The Fund’s exposure to cash and cash equivalents was actively managed over the period and used to help mitigate portfolio volatility while serving as a source of funds for new investments and to meet redemptions. The Fund’s cash exposure had a slight positive impact on absolute return.

What detracted from performance?

Within equities, positioning in index-related equity futures used mainly as a hedge during periods of heightened market volatility was the primary detractor from absolute return while positioning in materials detracted to a lesser degree. Within fixed income, management of duration (interest rate sensitivity) via interest rate derivatives negatively impacted absolute performance along with exposure to agency mortgage-backed securities and U.K. interest rates.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2015 through December 31, 2024

Initial Investment of $10,000

	Class II Shares	FTSE World Index	Reference Benchmark
Jan 15	$10,006	$9,835	$9,919
Feb 15	$10,346	$10,390	$10,207
Mar 15	$10,272	$10,231	$10,097
Apr 15	$10,464	$10,503	$10,271
May 15	$10,494	$10,515	$10,235
Jun 15	$10,297	$10,280	$10,087
Jul 15	$10,290	$10,411	$10,193
Aug 15	$9,921	$9,722	$9,808
Sep 15	$9,633	$9,367	$9,644
Oct 15	$10,058	$10,106	$10,100
Nov 15	$10,008	$10,041	$10,007
Dec 15	$9,913	$9,863	$9,922
Jan 16	$9,570	$9,282	$9,655
Feb 16	$9,465	$9,227	$9,698
Mar 16	$9,860	$9,906	$10,185
Apr 16	$9,973	$10,061	$10,296
May 16	$9,926	$10,090	$10,280
Jun 16	$9,926	$10,015	$10,360
Jul 16	$10,210	$10,452	$10,636
Aug 16	$10,256	$10,472	$10,613
Sep 16	$10,309	$10,538	$10,671
Oct 16	$10,177	$10,363	$10,469
Nov 16	$10,203	$10,464	$10,394
Dec 16	$10,305	$10,716	$10,523
Jan 17	$10,485	$11,000	$10,710
Feb 17	$10,679	$11,317	$10,916
Mar 17	$10,772	$11,454	$10,990
Apr 17	$10,899	$11,639	$11,138
May 17	$11,072	$11,902	$11,337
Jun 17	$11,099	$11,958	$11,356
Jul 17	$11,319	$12,265	$11,588
Aug 17	$11,366	$12,306	$11,651
Sep 17	$11,433	$12,563	$11,747
Oct 17	$11,520	$12,817	$11,874
Nov 17	$11,647	$13,084	$12,063
Dec 17	$11,722	$13,296	$12,175
Jan 18	$12,151	$14,015	$12,596
Feb 18	$11,769	$13,450	$12,268
Mar 18	$11,667	$13,177	$12,168
Apr 18	$11,613	$13,317	$12,169
May 18	$11,599	$13,335	$12,178
Jun 18	$11,531	$13,290	$12,148
Jul 18	$11,753	$13,715	$12,374
Aug 18	$11,766	$13,846	$12,469
Sep 18	$11,711	$13,940	$12,480
Oct 18	$11,162	$12,911	$11,905
Nov 18	$11,306	$13,067	$12,026
Dec 18	$10,840	$12,131	$11,606
Jan 19	$11,399	$13,078	$12,198
Feb 19	$11,528	$13,436	$12,367
Mar 19	$11,649	$13,598	$12,524
Apr 19	$11,843	$14,077	$12,777
May 19	$11,528	$13,275	$12,421
Jun 19	$11,993	$14,149	$13,008
Jul 19	$11,956	$14,205	$13,017
Aug 19	$11,956	$13,892	$12,972
Sep 19	$12,050	$14,218	$13,101
Oct 19	$12,310	$14,609	$13,340
Nov 19	$12,469	$14,984	$13,495
Dec 19	$12,773	$15,496	$13,787
Jan 20	$12,788	$15,352	$13,785
Feb 20	$12,272	$14,060	$13,154
Mar 20	$11,179	$12,163	$12,128
Apr 20	$12,100	$13,483	$12,941
May 20	$12,571	$14,128	$13,310
Jun 20	$12,826	$14,536	$13,557
Jul 20	$13,496	$15,256	$14,072
Aug 20	$14,018	$16,225	$14,574
Sep 20	$13,799	$15,698	$14,286
Oct 20	$13,542	$15,232	$14,023
Nov 20	$14,828	$17,217	$15,149
Dec 20	$15,431	$18,027	$15,626
Jan 21	$15,359	$17,877	$15,497
Feb 21	$15,558	$18,323	$15,618
Mar 21	$15,685	$18,938	$15,870
Apr 21	$16,226	$19,814	$16,360
May 21	$16,448	$20,125	$16,580
Jun 21	$16,440	$20,391	$16,621
Jul 21	$16,423	$20,678	$16,850
Aug 21	$16,585	$21,187	$17,072
Sep 21	$16,057	$20,301	$16,534
Oct 21	$16,512	$21,363	$16,987
Nov 21	$16,065	$20,870	$16,763
Dec 21	$16,441	$21,804	$17,210
Jan 22	$15,782	$20,707	$16,593
Feb 22	$15,448	$20,222	$16,315
Mar 22	$15,318	$20,769	$16,367
Apr 22	$14,501	$19,060	$15,301
May 22	$14,631	$19,124	$15,374
Jun 22	$13,740	$17,419	$14,399
Jul 22	$14,368	$18,740	$15,144
Aug 22	$13,935	$18,003	$14,546
Sep 22	$12,985	$16,302	$13,463
Oct 22	$13,418	$17,434	$14,006
Nov 22	$14,180	$18,728	$14,870
Dec 22	$13,813	$17,979	$14,526
Jan 23	$14,537	$19,269	$15,290
Feb 23	$14,020	$18,787	$14,870
Mar 23	$14,349	$19,368	$15,356
Apr 23	$14,462	$19,701	$15,560
May 23	$14,302	$19,548	$15,355
Jun 23	$14,782	$20,689	$15,851
Jul 23	$15,064	$21,405	$16,194
Aug 23	$14,707	$20,872	$15,889
Sep 23	$14,170	$19,997	$15,339
Oct 23	$13,954	$19,417	$15,026
Nov 23	$14,895	$21,271	$16,114
Dec 23	$15,553	$22,326	$16,806
Jan 24	$15,543	$22,530	$16,835
Feb 24	$15,975	$23,469	$17,145
Mar 24	$16,378	$24,240	$17,523
Apr 24	$15,774	$23,369	$17,000
May 24	$16,321	$24,374	$17,513
Jun 24	$16,522	$24,906	$17,735
Jul 24	$16,698	$25,346	$18,117
Aug 24	$17,047	$26,028	$18,545
Sep 24	$17,327	$26,496	$18,848
Oct 24	$16,902	$25,946	$18,341
Nov 24	$17,405	$27,001	$18,731
Dec 24	$16,966	$26,336	$18,334

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Class II Shares ...
	9.09%	5.84%	5.43%
FTSE World Index...
	17.96	11.19	10.17
Reference Benchmark...
	9.09	5.87	6.25

Key Fund statistics

Net Assets...
$4,138,568,997
Number of Portfolio Holdings...
2,329
Net Investment Advisory Fees...
$28,438,638
Portfolio Turnover Rate...
154%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

The Reference Benchmark is comprised of the returns of the S&P 500® Index (36%), the FTSE World (ex U.S.) Index (24%), the ICE BofA Current 5-Year U.S. Treasury Index (24%), and the FTSE Non-U.S. Dollar World Government Bond Index (16%).

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2024)

Geographic allocation

	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	65.7%	-%	65.7%
United Kingdom...
	5.2	-	5.2
Japan...
	3.4	-	3.4
France...
	3.1	-	3.1
Netherlands...
	2.6	-	2.6
Italy...
	2.0	-	2.0
Germany...
	1.7	-	1.7
Canada...
	1.7	-	1.7
China...
	1.6	-	1.6
Taiwan...
	1.3	-	1.3
OtherFootnote Reference(b)...
	11.7	-	11.7
Total...
	100.0%	-%	100.0%
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, ICE Data Indices, LLC, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Global Allocation V.I. Fund

Class II Shares | GLAII

Annual Shareholder Report — December 31, 2024

GLAII-12/24-AR

BlackRock Global Allocation V.I. Fund

Class III Shares | GAIII

Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock Global Allocation V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$105	1.00%

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class III Shares returned 9.01%.

  For the same period, the FTSE World Index returned 17.96% and the Reference Benchmark returned 9.09%.

What contributed to performance?

The Fund’s positive absolute return was primarily driven by equity positioning. Within equities, positioning in information technology and financials as well as, to a lesser extent, consumer discretionary and communication services were the primary contributors to absolute return. Within fixed income, positioning in high yield corporate bonds and securitized assets, notably commercial mortgage-backed securities and asset-backed securities, positively impacted return, as did positioning in nominal U.S. Treasuries and select emerging market sovereign issues.

The Fund’s exposure to cash and cash equivalents was actively managed over the period and used to help mitigate portfolio volatility while serving as a source of funds for new investments and to meet redemptions. The Fund’s cash exposure had a slight positive impact on absolute return.

What detracted from performance?

Within equities, positioning in index-related equity futures used mainly as a hedge during periods of heightened market volatility was the primary detractor from absolute return while positioning in materials detracted to a lesser degree. Within fixed income, management of duration (interest rate sensitivity) via interest rate derivatives negatively impacted absolute performance along with exposure to agency mortgage-backed securities and U.K. interest rates.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2015 through December 31, 2024

Initial Investment of $10,000

	Class III Shares	FTSE World Index	Reference Benchmark
Jan 15	$10,000	$9,835	$9,919
Feb 15	$10,339	$10,390	$10,207
Mar 15	$10,268	$10,231	$10,097
Apr 15	$10,459	$10,503	$10,271
May 15	$10,487	$10,515	$10,235
Jun 15	$10,289	$10,280	$10,087
Jul 15	$10,282	$10,411	$10,193
Aug 15	$9,909	$9,722	$9,808
Sep 15	$9,623	$9,367	$9,644
Oct 15	$10,045	$10,106	$10,100
Nov 15	$9,995	$10,041	$10,007
Dec 15	$9,900	$9,863	$9,922
Jan 16	$9,558	$9,282	$9,655
Feb 16	$9,452	$9,227	$9,698
Mar 16	$9,847	$9,906	$10,185
Apr 16	$9,961	$10,061	$10,296
May 16	$9,908	$10,090	$10,280
Jun 16	$9,908	$10,015	$10,360
Jul 16	$10,196	$10,452	$10,636
Aug 16	$10,234	$10,472	$10,613
Sep 16	$10,287	$10,538	$10,671
Oct 16	$10,158	$10,363	$10,469
Nov 16	$10,181	$10,464	$10,394
Dec 16	$10,277	$10,716	$10,523
Jan 17	$10,461	$11,000	$10,710
Feb 17	$10,653	$11,317	$10,916
Mar 17	$10,738	$11,454	$10,990
Apr 17	$10,868	$11,639	$11,138
May 17	$11,045	$11,902	$11,337
Jun 17	$11,061	$11,958	$11,356
Jul 17	$11,284	$12,265	$11,588
Aug 17	$11,330	$12,306	$11,651
Sep 17	$11,400	$12,563	$11,747
Oct 17	$11,485	$12,817	$11,874
Nov 17	$11,616	$13,084	$12,063
Dec 17	$11,685	$13,296	$12,175
Jan 18	$12,110	$14,015	$12,596
Feb 18	$11,740	$13,450	$12,268
Mar 18	$11,630	$13,177	$12,168
Apr 18	$11,583	$13,317	$12,169
May 18	$11,567	$13,335	$12,178
Jun 18	$11,496	$13,290	$12,148
Jul 18	$11,713	$13,715	$12,374
Aug 18	$11,729	$13,846	$12,469
Sep 18	$11,673	$13,940	$12,480
Oct 18	$11,133	$12,911	$11,905
Nov 18	$11,268	$13,067	$12,026
Dec 18	$10,800	$12,131	$11,606
Jan 19	$11,358	$13,078	$12,198
Feb 19	$11,492	$13,436	$12,367
Mar 19	$11,609	$13,598	$12,524
Apr 19	$11,800	$14,077	$12,777
May 19	$11,484	$13,275	$12,421
Jun 19	$11,951	$14,149	$13,008
Jul 19	$11,907	$14,205	$13,017
Aug 19	$11,907	$13,892	$12,972
Sep 19	$12,000	$14,218	$13,101
Oct 19	$12,253	$14,609	$13,340
Nov 19	$12,413	$14,984	$13,495
Dec 19	$12,717	$15,496	$13,787
Jan 20	$12,726	$15,352	$13,785
Feb 20	$12,217	$14,060	$13,154
Mar 20	$11,128	$12,163	$12,128
Apr 20	$12,041	$13,483	$12,941
May 20	$12,506	$14,128	$13,310
Jun 20	$12,761	$14,536	$13,557
Jul 20	$13,424	$15,256	$14,072
Aug 20	$13,949	$16,225	$14,574
Sep 20	$13,727	$15,698	$14,286
Oct 20	$13,469	$15,232	$14,023
Nov 20	$14,749	$17,217	$15,149
Dec 20	$15,351	$18,027	$15,626
Jan 21	$15,275	$17,877	$15,497
Feb 21	$15,473	$18,323	$15,618
Mar 21	$15,596	$18,938	$15,870
Apr 21	$16,133	$19,814	$16,360
May 21	$16,350	$20,125	$16,580
Jun 21	$16,350	$20,391	$16,621
Jul 21	$16,329	$20,678	$16,850
Aug 21	$16,483	$21,187	$17,072
Sep 21	$15,961	$20,301	$16,534
Oct 21	$16,406	$21,363	$16,987
Nov 21	$15,961	$20,870	$16,763
Dec 21	$16,336	$21,804	$17,210
Jan 22	$15,677	$20,707	$16,593
Feb 22	$15,347	$20,222	$16,315
Mar 22	$15,211	$20,769	$16,367
Apr 22	$14,404	$19,060	$15,301
May 22	$14,529	$19,124	$15,374
Jun 22	$13,643	$17,419	$14,399
Jul 22	$14,276	$18,740	$15,144
Aug 22	$13,837	$18,003	$14,546
Sep 22	$12,890	$16,302	$13,463
Oct 22	$13,329	$17,434	$14,006
Nov 22	$14,079	$18,728	$14,870
Dec 22	$13,710	$17,979	$14,526
Jan 23	$14,426	$19,269	$15,290
Feb 23	$13,918	$18,787	$14,870
Mar 23	$14,241	$19,368	$15,356
Apr 23	$14,345	$19,701	$15,560
May 23	$14,195	$19,548	$15,355
Jun 23	$14,668	$20,689	$15,851
Jul 23	$14,946	$21,405	$16,194
Aug 23	$14,588	$20,872	$15,889
Sep 23	$14,056	$19,997	$15,339
Oct 23	$13,837	$19,417	$15,026
Nov 23	$14,772	$21,271	$16,114
Dec 23	$15,422	$22,326	$16,806
Jan 24	$15,410	$22,530	$16,835
Feb 24	$15,836	$23,469	$17,145
Mar 24	$16,239	$24,240	$17,523
Apr 24	$15,635	$23,369	$17,000
May 24	$16,180	$24,374	$17,513
Jun 24	$16,381	$24,906	$17,735
Jul 24	$16,550	$25,346	$18,117
Aug 24	$16,897	$26,028	$18,545
Sep 24	$17,172	$26,496	$18,848
Oct 24	$16,754	$25,946	$18,341
Nov 24	$17,244	$27,001	$18,731
Dec 24	$16,812	$26,336	$18,334

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Class III Shares ...
	9.01%	5.74%	5.33%
FTSE World Index...
	17.96	11.19	10.17
Reference Benchmark...
	9.09	5.87	6.25

Key Fund statistics

Net Assets...
$4,138,568,997
Number of Portfolio Holdings...
2,329
Net Investment Advisory Fees...
$28,438,638
Portfolio Turnover Rate...
154%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

The Reference Benchmark is comprised of the returns of the S&P 500® Index (36%), the FTSE World (ex U.S.) Index (24%), the ICE BofA Current 5-Year U.S. Treasury Index (24%), and the FTSE Non-U.S. Dollar World Government Bond Index (16%).

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2024)

Geographic allocation

	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	65.7%	-%	65.7%
United Kingdom...
	5.2	-	5.2
Japan...
	3.4	-	3.4
France...
	3.1	-	3.1
Netherlands...
	2.6	-	2.6
Italy...
	2.0	-	2.0
Germany...
	1.7	-	1.7
Canada...
	1.7	-	1.7
China...
	1.6	-	1.6
Taiwan...
	1.3	-	1.3
OtherFootnote Reference(b)...
	11.7	-	11.7
Total...
	100.0%	-%	100.0%
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, ICE Data Indices, LLC, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Global Allocation V.I. Fund

Class III Shares | GAIII

Annual Shareholder Report — December 31, 2024

GAIII-12/24-AR

BlackRock Government Money Market V.I. Fund

Class I Shares | DMMKI

Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock Government Money Market V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$31	0.30%

Key Fund statistics

Net Assets...
$200,740,775
Number of Portfolio Holdings...
87
Net Investment Advisory Fees...
$607,596
Current seven-day yields as of December 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.23%
   7-Day Yield...
4.23%

What did the Fund invest in?

(as of December 31, 2024)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
39.8%
Repurchase Agreements...
34.9
U.S. Government Sponsored Agency Obligations...
22.1
Other Assets Less Liabilities...
3.2

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 537-4942.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

BlackRock Government Money Market V.I. Fund

Class I Shares | DMMKI

Annual Shareholder Report — December 31, 2024

DMMKI-12/24-AR

BlackRock International Index V.I. Fund

Class I Shares | BIIVX

Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock International Index V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$27	0.27%

How did the Fund perform during the period?

For the reporting period ended December 31, 2024, the Fund's Class I Shares returned 3.43%.

For the same period, the MSCI EAFE Index returned 3.82%.

In 2024, Japan's equity markets saw strong performance. The Nikkei 225 Index reached all-time highs in the first half of the year, driven by corporate governance reforms, monetary policy normalization, and increased foreign investment as Japan was seen as a substitute for China amid geopolitical fragmentation. The Bank of Japan raised rates for the first time since 2007 in April 2024 and again in July, leading to a sell-off in global markets. In May, the Japanese Yen fell to a 38-year low against the U.S. dollar.

In the third quarter, Japan benefited from increased tourism, but the weak yen made imports more expensive. The Nikkei Index declined sharply, but business sentiment remained stable throughout the third quarter. In the fourth quarter, the Nikkei 225 briefly rose above 40,000 in December but declined due to concerns about U.S. tariff policies.

European equities underperformed compared to the United States. The U.K. was in a technical recession at the end of 2023, with mixed economic expectations due to persistent inflation and potential global shipping disruptions. The Bank of England maintained its bank rate at 5.25% in March 2024, hoping for positive GDP growth. Keir Starmer became U.K. Prime Minister, leading to cautious optimism. The Bank of England kept the Bank Rate at 5.25% in the second quarter, despite headline CPI falling to 2.00% in May.

The European Parliament elections in June 2024 showed a drift to the right, increasing Euroskeptic members. The European Central Bank (“ECB”) held rates steady at 4.00% in April but cut rates by 25 bps in May. The ECB also cut rates by 25 bps in September and December. European equities finished the fourth quarter negatively due to uncertainty about President Trump's economic policies. The European Commission projected real GDP growth in 2024 at 0.9% in the EU and 0.8% in the euro area, with growth expected to pick up to 1.5% in 2025.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2015 through December 31, 2024

Initial Investment of $10,000

	Class I Shares	MSCI EAFE Index
Jan 15	$10,086	$10,049
Feb 15	$10,697	$10,650
Mar 15	$10,533	$10,488
Apr 15	$10,948	$10,916
May 15	$10,933	$10,860
Jun 15	$10,611	$10,552
Jul 15	$10,792	$10,772
Aug 15	$10,016	$9,979
Sep 15	$9,545	$9,472
Oct 15	$10,188	$10,213
Nov 15	$10,086	$10,054
Dec 15	$9,884	$9,919
Jan 16	$9,309	$9,201
Feb 16	$9,009	$9,033
Mar 16	$9,616	$9,620
Apr 16	$9,819	$9,899
May 16	$9,819	$9,809
Jun 16	$9,544	$9,480
Jul 16	$9,973	$9,960
Aug 16	$9,989	$9,967
Sep 16	$10,126	$10,090
Oct 16	$9,900	$9,883
Nov 16	$9,681	$9,687
Dec 16	$9,973	$10,018
Jan 17	$10,293	$10,308
Feb 17	$10,419	$10,456
Mar 17	$10,739	$10,744
Apr 17	$11,026	$11,017
May 17	$11,413	$11,421
Jun 17	$11,421	$11,401
Jul 17	$11,758	$11,730
Aug 17	$11,750	$11,726
Sep 17	$12,019	$12,017
Oct 17	$12,205	$12,200
Nov 17	$12,323	$12,328
Dec 17	$12,506	$12,526
Jan 18	$13,119	$13,154
Feb 18	$12,462	$12,560
Mar 18	$12,375	$12,334
Apr 18	$12,567	$12,615
May 18	$12,322	$12,332
Jun 18	$12,156	$12,181
Jul 18	$12,488	$12,481
Aug 18	$12,208	$12,240
Sep 18	$12,331	$12,346
Oct 18	$11,340	$11,364
Nov 18	$11,366	$11,349
Dec 18	$10,793	$10,798
Jan 19	$11,510	$11,508
Feb 19	$11,781	$11,801
Mar 19	$11,875	$11,876
Apr 19	$12,227	$12,210
May 19	$11,618	$11,623
Jun 19	$12,295	$12,313
Jul 19	$12,051	$12,157
Aug 19	$11,821	$11,842
Sep 19	$12,173	$12,181
Oct 19	$12,592	$12,619
Nov 19	$12,741	$12,761
Dec 19	$13,123	$13,176
Jan 20	$12,787	$12,900
Feb 20	$11,823	$11,734
Mar 20	$10,090	$10,168
Apr 20	$10,761	$10,825
May 20	$11,334	$11,296
Jun 20	$11,711	$11,681
Jul 20	$11,949	$11,953
Aug 20	$12,522	$12,568
Sep 20	$12,242	$12,241
Oct 20	$11,753	$11,752
Nov 20	$13,500	$13,574
Dec 20	$14,177	$14,205
Jan 21	$13,991	$14,054
Feb 21	$14,333	$14,369
Mar 21	$14,675	$14,700
Apr 21	$15,117	$15,142
May 21	$15,673	$15,636
Jun 21	$15,459	$15,460
Jul 21	$15,581	$15,576
Aug 21	$15,824	$15,851
Sep 21	$15,296	$15,391
Oct 21	$15,767	$15,769
Nov 21	$15,053	$15,035
Dec 21	$15,778	$15,805
Jan 22	$15,174	$15,042
Feb 22	$14,716	$14,776
Mar 22	$14,702	$14,871
Apr 22	$13,758	$13,909
May 22	$14,009	$14,013
Jun 22	$12,755	$12,713
Jul 22	$13,419	$13,346
Aug 22	$12,623	$12,712
Sep 22	$11,443	$11,523
Oct 22	$12,121	$12,143
Nov 22	$13,773	$13,510
Dec 22	$13,514	$13,521
Jan 23	$14,678	$14,616
Feb 23	$14,225	$14,311
Mar 23	$14,678	$14,666
Apr 23	$15,087	$15,080
May 23	$14,482	$14,442
Jun 23	$15,147	$15,099
Jul 23	$15,547	$15,587
Aug 23	$14,941	$14,990
Sep 23	$14,396	$14,478
Oct 23	$13,957	$13,891
Nov 23	$15,153	$15,181
Dec 23	$15,963	$15,987
Jan 24	$15,885	$16,079
Feb 24	$16,337	$16,373
Mar 24	$16,883	$16,912
Apr 24	$16,337	$16,479
May 24	$17,179	$17,117
Jun 24	$16,805	$16,841
Jul 24	$17,308	$17,335
Aug 24	$17,901	$17,899
Sep 24	$18,026	$18,064
Oct 24	$17,026	$17,082
Nov 24	$16,995	$16,985
Dec 24	$16,511	$16,598

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Class I Shares ...
	3.43%	4.70%	5.14%
MSCI EAFE Index...
	3.82	4.73	5.20

Key Fund statistics

Net Assets...
$205,690,256
Number of Portfolio Holdings...
729
Net Investment Advisory Fees...
$170,370
Portfolio Turnover Rate...
4%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

On October 29, 2018, the Fund acquired all of the assets and assumed certain stated liabilities of the International Equity Index Fund (the “Predecessor Fund”), a series of State Farm Variable Product Trust, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization; accordingly, the Fund assumed the performance and financial history of the Predecessor Fund upon completion of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2024)

Geographic allocation

Country/Geographic Region	Percent of Net Assets
Japan...
22.8%
United Kingdom...
11.7
France...
9.3
Germany...
9.1
United States...
8.4
Australia...
7.3
Switzerland...
6.4
Netherlands...
4.1
Sweden...
3.1
Denmark...
2.9
OtherFootnote Reference(a)...
14.0
Short-Term Securities...
0.6
Other Assets Less Liabilities...
0.3
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock International Index V.I. Fund

Class I Shares | BIIVX

Annual Shareholder Report — December 31, 2024

BIIVX-12/24-AR

BlackRock International Index V.I. Fund

Class III Shares | BIIYX

Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock International Index V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$52	0.52%

How did the Fund perform during the period?

For the reporting period ended December 31, 2024, the Fund's Class III Shares returned 3.20%.

For the same period, the MSCI EAFE Index returned 3.82%.

In 2024, Japan's equity markets saw strong performance. The Nikkei 225 Index reached all-time highs in the first half of the year, driven by corporate governance reforms, monetary policy normalization, and increased foreign investment as Japan was seen as a substitute for China amid geopolitical fragmentation. The Bank of Japan raised rates for the first time since 2007 in April 2024 and again in July, leading to a sell-off in global markets. In May, the Japanese Yen fell to a 38-year low against the U.S. dollar.

In the third quarter, Japan benefited from increased tourism, but the weak yen made imports more expensive. The Nikkei Index declined sharply, but business sentiment remained stable throughout the third quarter. In the fourth quarter, the Nikkei 225 briefly rose above 40,000 in December but declined due to concerns about U.S. tariff policies.

European equities underperformed compared to the United States. The U.K. was in a technical recession at the end of 2023, with mixed economic expectations due to persistent inflation and potential global shipping disruptions. The Bank of England maintained its bank rate at 5.25% in March 2024, hoping for positive GDP growth. Keir Starmer became U.K. Prime Minister, leading to cautious optimism. The Bank of England kept the Bank Rate at 5.25% in the second quarter, despite headline CPI falling to 2.00% in May.

The European Parliament elections in June 2024 showed a drift to the right, increasing Euroskeptic members. The European Central Bank (“ECB”) held rates steady at 4.00% in April but cut rates by 25 bps in May. The ECB also cut rates by 25 bps in September and December. European equities finished the fourth quarter negatively due to uncertainty about President Trump's economic policies. The European Commission projected real GDP growth in 2024 at 0.9% in the EU and 0.8% in the euro area, with growth expected to pick up to 1.5% in 2025.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2015 through December 31, 2024

Initial Investment of $10,000

	Class III Shares	MSCI EAFE Index
Jan 15	$10,084	$10,049
Feb 15	$10,693	$10,650
Mar 15	$10,526	$10,488
Apr 15	$10,939	$10,916
May 15	$10,921	$10,860
Jun 15	$10,598	$10,552
Jul 15	$10,776	$10,772
Aug 15	$9,999	$9,979
Sep 15	$9,528	$9,472
Oct 15	$10,167	$10,213
Nov 15	$10,063	$10,054
Dec 15	$9,859	$9,919
Jan 16	$9,284	$9,201
Feb 16	$8,983	$9,033
Mar 16	$9,586	$9,620
Apr 16	$9,786	$9,899
May 16	$9,784	$9,809
Jun 16	$9,508	$9,480
Jul 16	$9,933	$9,960
Aug 16	$9,947	$9,967
Sep 16	$10,082	$10,090
Oct 16	$9,854	$9,883
Nov 16	$9,635	$9,687
Dec 16	$9,923	$10,018
Jan 17	$10,239	$10,308
Feb 17	$10,363	$10,456
Mar 17	$10,679	$10,744
Apr 17	$10,962	$11,017
May 17	$11,344	$11,421
Jun 17	$11,350	$11,401
Jul 17	$11,683	$11,730
Aug 17	$11,672	$11,726
Sep 17	$11,937	$12,017
Oct 17	$12,119	$12,200
Nov 17	$12,233	$12,328
Dec 17	$12,413	$12,526
Jan 18	$13,018	$13,154
Feb 18	$12,364	$12,560
Mar 18	$12,275	$12,334
Apr 18	$12,463	$12,615
May 18	$12,217	$12,332
Jun 18	$12,050	$12,181
Jul 18	$12,377	$12,481
Aug 18	$12,097	$12,240
Sep 18	$12,216	$12,346
Oct 18	$11,232	$11,364
Nov 18	$11,256	$11,349
Dec 18	$10,686	$10,798
Jan 19	$11,393	$11,508
Feb 19	$11,659	$11,801
Mar 19	$11,750	$11,876
Apr 19	$12,096	$12,210
May 19	$11,491	$11,623
Jun 19	$12,157	$12,313
Jul 19	$11,914	$12,157
Aug 19	$11,684	$11,842
Sep 19	$12,029	$12,181
Oct 19	$12,441	$12,619
Nov 19	$12,586	$12,761
Dec 19	$12,960	$13,176
Jan 20	$12,626	$12,900
Feb 20	$11,671	$11,734
Mar 20	$9,959	$10,168
Apr 20	$10,619	$10,825
May 20	$11,182	$11,296
Jun 20	$11,552	$11,681
Jul 20	$11,783	$11,953
Aug 20	$12,346	$12,568
Sep 20	$12,068	$12,241
Oct 20	$11,583	$11,752
Nov 20	$13,302	$13,574
Dec 20	$13,966	$14,205
Jan 21	$13,780	$14,054
Feb 21	$14,102	$14,369
Mar 21	$14,453	$14,700
Apr 21	$14,874	$15,142
May 21	$15,421	$15,636
Jun 21	$15,197	$15,460
Jul 21	$15,317	$15,576
Aug 21	$15,556	$15,851
Sep 21	$15,036	$15,391
Oct 21	$15,486	$15,769
Nov 21	$14,783	$15,035
Dec 21	$15,497	$15,805
Jan 22	$14,903	$15,042
Feb 22	$14,453	$14,776
Mar 22	$14,424	$14,871
Apr 22	$13,495	$13,909
May 22	$13,756	$14,013
Jun 22	$12,523	$12,713
Jul 22	$13,161	$13,346
Aug 22	$12,378	$12,712
Sep 22	$11,217	$11,523
Oct 22	$11,884	$12,143
Nov 22	$13,495	$13,510
Dec 22	$13,237	$13,521
Jan 23	$14,380	$14,616
Feb 23	$13,935	$14,311
Mar 23	$14,366	$14,666
Apr 23	$14,767	$15,080
May 23	$14,172	$14,442
Jun 23	$14,811	$15,099
Jul 23	$15,219	$15,587
Aug 23	$14,609	$14,990
Sep 23	$14,088	$14,478
Oct 23	$13,642	$13,891
Nov 23	$14,802	$15,181
Dec 23	$15,596	$15,987
Jan 24	$15,520	$16,079
Feb 24	$15,963	$16,373
Mar 24	$16,483	$16,912
Apr 24	$15,948	$16,479
May 24	$16,773	$17,117
Jun 24	$16,406	$16,841
Jul 24	$16,884	$17,335
Aug 24	$17,466	$17,899
Sep 24	$17,589	$18,064
Oct 24	$16,608	$17,082
Nov 24	$16,562	$16,985
Dec 24	$16,096	$16,598

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Class III Shares ...
	3.20%	4.43%	4.87%
MSCI EAFE Index...
	3.82	4.73	5.20

Key Fund statistics

Net Assets...
$205,690,256
Number of Portfolio Holdings...
729
Net Investment Advisory Fees...
$170,370
Portfolio Turnover Rate...
4%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

On October 29, 2018, the Fund acquired all of the assets and assumed certain stated liabilities of the International Equity Index Fund (the “Predecessor Fund”), a series of State Farm Variable Product Trust, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization; accordingly, the Fund assumed the performance and financial history of the Predecessor Fund upon completion of the Reorganization.

Performance shown prior to the Class III Shares commencement date of February 9, 2021 is based upon the performance of the Fund’s Class I Shares, as adjusted to reﬂect the distribution (12b-1) fees applicable to Class III Shares.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2024)

Geographic allocation

Country/Geographic Region	Percent of Net Assets
Japan...
22.8%
United Kingdom...
11.7
France...
9.3
Germany...
9.1
United States...
8.4
Australia...
7.3
Switzerland...
6.4
Netherlands...
4.1
Sweden...
3.1
Denmark...
2.9
OtherFootnote Reference(a)...
14.0
Short-Term Securities...
0.6
Other Assets Less Liabilities...
0.3
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock International Index V.I. Fund

Class III Shares | BIIYX

Annual Shareholder Report — December 31, 2024

BIIYX-12/24-AR

BlackRock International V.I. Fund

Class I Shares | IVVVI

Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock International V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$86	0.86%

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class I Shares returned 0.37%.

  For the same period, the MSCI ACWI ex USA Index returned 5.53%.

What contributed to performance?

Positive contributions to the Fund’s performance were led by stock selection within the communication services, energy and materials sectors. At the individual stock level, leading contributors included holdings of a Japan-based operator of an online employment platform which saw its results boosted by a strong labor market and announced a major share repurchase program. In addition, shares of a leading Chinese social media and videogame company held in the Fund rose sharply on strong advertising revenues boosted by the deployment of artificial intelligence to improve targeting. Finally, a large Italian international bank held in the Fund outperformed on strong earnings supported by its wealth management and insurance businesses and improved sentiment around bank net interest margins given the outlook for interest rates to remain higher for longer.

What detracted from performance?

From a sector perspective, stock selection within information technology, consumer discretionary and healthcare detracted the most from return. At the individual stock level, holdings of a Japan-based semiconductor company lagged as declining prices and sales for commodity memory components weighed on its results, although there are signs that demand for its high-bandwidth memory components used in artificial intelligence is rebounding. Exposure to a North American railroad operator also detracted as higher labor and fuel costs led to disappointing results and the larger railway industry faces an uncertain 2025 freight volume outlook, leading management to lower guidance. Finally, a German manufacturer of personal care products underperformed on lower-than-expected sales growth in its consumer division and a challenging Chinese market which drove a decline in sales for one of its premium skin care brands.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2015 through December 31, 2024

Initial Investment of $10,000

	Class I Shares	MSCI ACWI ex USA Index
Jan 15	$9,703	$9,985
Feb 15	$10,307	$10,519
Mar 15	$10,109	$10,349
Apr 15	$10,436	$10,872
May 15	$10,782	$10,702
Jun 15	$10,505	$10,403
Jul 15	$10,602	$10,375
Aug 15	$9,869	$9,582
Sep 15	$9,298	$9,137
Oct 15	$9,973	$9,818
Nov 15	$10,002	$9,615
Dec 15	$9,725	$9,434
Jan 16	$8,963	$8,792
Feb 16	$8,813	$8,692
Mar 16	$9,344	$9,398
Apr 16	$9,604	$9,646
May 16	$9,644	$9,483
Jun 16	$9,184	$9,338
Jul 16	$9,669	$9,800
Aug 16	$9,820	$9,862
Sep 16	$9,880	$9,983
Oct 16	$9,870	$9,840
Nov 16	$9,559	$9,612
Dec 16	$9,762	$9,858
Jan 17	$10,027	$10,207
Feb 17	$10,292	$10,370
Mar 17	$10,741	$10,633
Apr 17	$11,046	$10,860
May 17	$11,362	$11,213
Jun 17	$11,383	$11,248
Jul 17	$12,015	$11,662
Aug 17	$12,066	$11,723
Sep 17	$12,147	$11,941
Oct 17	$12,218	$12,165
Nov 17	$12,473	$12,264
Dec 17	$12,799	$12,538
Jan 18	$13,594	$13,237
Feb 18	$12,626	$12,613
Mar 18	$12,432	$12,390
Apr 18	$12,555	$12,588
May 18	$12,086	$12,297
Jun 18	$12,086	$12,066
Jul 18	$12,438	$12,355
Aug 18	$11,923	$12,096
Sep 18	$11,882	$12,151
Oct 18	$10,902	$11,163
Nov 18	$10,860	$11,269
Dec 18	$10,006	$10,758
Jan 19	$10,996	$11,571
Feb 19	$11,431	$11,797
Mar 19	$11,442	$11,868
Apr 19	$11,920	$12,181
May 19	$11,246	$11,527
Jun 19	$11,866	$12,222
Jul 19	$11,905	$12,074
Aug 19	$11,611	$11,701
Sep 19	$11,840	$12,002
Oct 19	$12,395	$12,421
Nov 19	$12,612	$12,530
Dec 19	$13,220	$13,073
Jan 20	$13,011	$12,722
Feb 20	$12,131	$11,716
Mar 20	$9,844	$10,020
Apr 20	$10,779	$10,779
May 20	$11,779	$11,132
Jun 20	$12,505	$11,635
Jul 20	$12,993	$12,153
Aug 20	$13,755	$12,674
Sep 20	$13,464	$12,362
Oct 20	$13,251	$12,096
Nov 20	$14,998	$13,724
Dec 20	$16,039	$14,465
Jan 21	$16,062	$14,497
Feb 21	$17,096	$14,784
Mar 21	$17,489	$14,971
Apr 21	$18,074	$15,411
May 21	$18,388	$15,893
Jun 21	$18,321	$15,790
Jul 21	$17,948	$15,530
Aug 21	$18,328	$15,825
Sep 21	$17,994	$15,319
Oct 21	$18,501	$15,684
Nov 21	$17,141	$14,978
Dec 21	$17,431	$15,597
Jan 22	$16,536	$15,022
Feb 22	$15,699	$14,725
Mar 22	$15,567	$14,748
Apr 22	$14,276	$13,822
May 22	$14,173	$13,922
Jun 22	$12,633	$12,724
Jul 22	$13,289	$13,160
Aug 22	$12,283	$12,736
Sep 22	$10,988	$11,464
Oct 22	$11,719	$11,806
Nov 22	$13,441	$13,200
Dec 22	$13,140	$13,101
Jan 23	$14,615	$14,164
Feb 23	$14,046	$13,666
Mar 23	$14,446	$14,001
Apr 23	$14,753	$14,244
May 23	$14,046	$13,726
Jun 23	$14,861	$14,342
Jul 23	$15,368	$14,925
Aug 23	$14,815	$14,251
Sep 23	$13,923	$13,801
Oct 23	$13,355	$13,231
Nov 23	$14,815	$14,422
Dec 23	$15,639	$15,147
Jan 24	$15,267	$14,996
Feb 24	$15,484	$15,376
Mar 24	$16,166	$15,857
Apr 24	$15,484	$15,572
May 24	$16,166	$16,024
Jun 24	$15,949	$16,009
Jul 24	$16,140	$16,379
Aug 24	$16,543	$16,846
Sep 24	$16,481	$17,300
Oct 24	$15,674	$16,451
Nov 24	$16,016	$16,302
Dec 24	$15,697	$15,985

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Class I Shares ...
	0.37%	3.49%	4.61%
MSCI ACWI ex USA Index...
	5.53	4.10	4.80

Key Fund statistics

Net Assets...
$74,007,062
Number of Portfolio Holdings...
33
Net Investment Advisory Fees...
$483,953
Portfolio Turnover Rate...
61%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2024)

Geographic allocation

Country/Geographic Region	Percent of Net Assets
United States...
15.4%
United Kingdom...
15.2
Japan...
14.7
Germany...
12.4
Canada...
9.4
France...
8.1
China...
6.6
Taiwan...
6.2
Denmark...
4.3
Switzerland...
2.4
OtherFootnote Reference(a)...
4.4
Short-Term Securities...
1.5
Liabilities in Excess of Other Assets...
(0.6)
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock International V.I. Fund

Class I Shares | IVVVI

Annual Shareholder Report — December 31, 2024

IVVVI-12/24-AR

BlackRock Large Cap Focus Growth V.I. Fund

Class I Shares | LGGGI

Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock Large Cap Focus Growth V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$91	0.78%

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class I Shares returned 31.71%.

  For the same period, the Russell 1000® Index returned 24.51% and the Russell 1000® Growth Index returned 33.36%.

What contributed to performance?

Stock selection in the information technology, communication services, and consumer discretionary sectors contributed to absolute performance. In all three sectors, the leading individual contributors were mega-cap, technology-related stocks that led the broader market higher in 2024.

What detracted from performance?

Stock selection in the real estate and energy sectors detracted from performance. While no other sectors detracted from absolute performance, the Fund lagged in the IT services industry largely due to a position in a provider of a cloud-based, software-as-a-service platform for global enterprises.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2015 through December 31, 2024

Initial Investment of $10,000

	Class I Shares	Russell 1000® Index	Russell 1000® Growth Index
Jan 15	$9,652	$9,725	$9,847
Feb 15	$10,277	$10,287	$10,503
Mar 15	$10,149	$10,159	$10,384
Apr 15	$10,149	$10,231	$10,436
May 15	$10,277	$10,365	$10,583
Jun 15	$10,107	$10,171	$10,396
Jul 15	$10,366	$10,367	$10,749
Aug 15	$9,785	$9,743	$10,096
Sep 15	$9,542	$9,476	$9,846
Oct 15	$10,416	$10,243	$10,694
Nov 15	$10,401	$10,277	$10,724
Dec 15	$10,273	$10,092	$10,567
Jan 16	$9,683	$9,549	$9,977
Feb 16	$9,668	$9,545	$9,973
Mar 16	$10,326	$10,210	$10,645
Apr 16	$10,099	$10,266	$10,548
May 16	$10,333	$10,446	$10,753
Jun 16	$10,167	$10,469	$10,711
Jul 16	$10,657	$10,868	$11,216
Aug 16	$10,687	$10,882	$11,160
Sep 16	$10,710	$10,891	$11,201
Oct 16	$10,513	$10,679	$10,938
Nov 16	$10,922	$11,100	$11,176
Dec 16	$11,083	$11,308	$11,314
Jan 17	$11,431	$11,536	$11,696
Feb 17	$12,037	$11,982	$12,182
Mar 17	$12,120	$11,990	$12,322
Apr 17	$12,428	$12,116	$12,604
May 17	$12,668	$12,271	$12,932
Jun 17	$12,710	$12,357	$12,898
Jul 17	$13,245	$12,601	$13,241
Aug 17	$13,354	$12,641	$13,483
Sep 17	$13,362	$12,910	$13,659
Oct 17	$14,007	$13,206	$14,188
Nov 17	$14,250	$13,609	$14,619
Dec 17	$14,358	$13,761	$14,733
Jan 18	$15,892	$14,516	$15,776
Feb 18	$15,585	$13,983	$15,363
Mar 18	$15,229	$13,666	$14,941
Apr 18	$15,576	$13,712	$14,994
May 18	$16,239	$14,062	$15,651
Jun 18	$16,545	$14,153	$15,801
Jul 18	$16,694	$14,642	$16,265
Aug 18	$17,430	$15,146	$17,155
Sep 18	$17,531	$15,204	$17,251
Oct 18	$15,686	$14,128	$15,708
Nov 18	$16,150	$14,415	$15,875
Dec 18	$14,791	$13,102	$14,510
Jan 19	$16,324	$14,200	$15,814
Feb 19	$16,823	$14,681	$16,380
Mar 19	$17,334	$14,937	$16,846
Apr 19	$18,145	$15,540	$17,607
May 19	$17,356	$14,550	$16,495
Jun 19	$18,444	$15,571	$17,628
Jul 19	$18,590	$15,813	$18,026
Aug 19	$18,378	$15,523	$17,888
Sep 19	$17,888	$15,792	$17,890
Oct 19	$18,245	$16,127	$18,394
Nov 19	$19,170	$16,736	$19,210
Dec 19	$19,628	$17,220	$19,790
Jan 20	$20,602	$17,238	$20,232
Feb 20	$19,393	$15,830	$18,854
Mar 20	$17,543	$13,738	$17,000
Apr 20	$20,084	$15,553	$19,515
May 20	$21,713	$16,374	$20,825
Jun 20	$22,786	$16,736	$21,732
Jul 20	$24,282	$17,716	$23,404
Aug 20	$26,328	$19,016	$25,819
Sep 20	$25,455	$18,321	$24,604
Oct 20	$24,806	$17,879	$23,769
Nov 20	$26,964	$19,985	$26,203
Dec 20	$28,213	$20,830	$27,408
Jan 21	$27,481	$20,658	$27,205
Feb 21	$28,083	$21,257	$27,199
Mar 21	$27,952	$22,061	$27,666
Apr 21	$30,070	$23,249	$29,548
May 21	$29,482	$23,359	$29,140
Jun 21	$31,534	$23,944	$30,968
Jul 21	$32,589	$24,442	$31,988
Aug 21	$33,698	$25,149	$33,184
Sep 21	$31,737	$23,994	$31,326
Oct 21	$33,793	$25,659	$34,039
Nov 21	$33,265	$25,315	$34,247
Dec 21	$33,316	$26,340	$34,971
Jan 22	$29,255	$24,855	$31,970
Feb 22	$28,125	$24,173	$30,612
Mar 22	$28,736	$24,989	$31,809
Apr 22	$24,690	$22,761	$27,968
May 22	$24,216	$22,727	$27,318
Jun 22	$22,186	$20,823	$25,154
Jul 22	$25,120	$22,763	$28,173
Aug 22	$23,299	$21,889	$26,861
Sep 22	$20,828	$19,863	$24,249
Oct 22	$21,624	$21,456	$25,667
Nov 22	$22,649	$22,617	$26,836
Dec 22	$20,621	$21,302	$24,782
Jan 23	$23,013	$22,730	$26,847
Feb 23	$22,671	$22,189	$26,528
Mar 23	$24,527	$22,891	$28,342
Apr 23	$25,031	$23,175	$28,621
May 23	$26,464	$23,283	$29,926
Jun 23	$28,270	$24,855	$31,972
Jul 23	$28,882	$25,710	$33,050
Aug 23	$28,980	$25,260	$32,753
Sep 23	$27,254	$24,073	$30,972
Oct 23	$26,945	$23,491	$30,531
Nov 23	$30,299	$25,685	$33,859
Dec 23	$31,520	$26,953	$35,358
Jan 24	$32,730	$27,329	$36,240
Feb 24	$35,133	$28,805	$38,713
Mar 24	$35,829	$29,728	$39,394
Apr 24	$34,089	$28,463	$37,723
May 24	$36,127	$29,804	$39,981
Jun 24	$38,580	$30,790	$42,677
Jul 24	$37,508	$31,238	$41,951
Aug 24	$38,381	$31,979	$42,825
Sep 24	$39,120	$32,663	$44,038
Oct 24	$38,818	$32,434	$43,893
Nov 24	$41,203	$34,522	$46,740
Dec 24	$41,514	$33,560	$47,152

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Class I Shares ...
	31.71%	16.16%	15.30%
Russell 1000® Index...
	24.51	14.28	12.87
Russell 1000® Growth Index...
	33.36	18.96	16.78

Key Fund statistics

Net Assets...
$274,517,494
Number of Portfolio Holdings...
38
Net Investment Advisory Fees...
$1,688,948
Portfolio Turnover Rate...
27%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

The Fund has added the Russell 1000® Index in response to new regulatory requirements.

The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Large Growth V.I. Fund.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2024)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
47.2%
Consumer Discretionary...
15.1
Communication Services...
14.4
Health Care...
8.1
Financials...
7.2
Industrials...
5.8
Materials...
1.2
Real Estate...
1.0
Short-Term Securities...
0.1
Liabilities in Excess of Other Assets...
(0.1)

Footnote	Description
Footnote(a)	For purpose of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Material fund changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after December 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 537-4942.

Effective March 8, 2024, the contractual total annual operating expense limitation for the Fund's Class I shares was lowered from 1.25% to 0.79% as a percentage of average daily net assets through June 30, 2026.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Large Cap Focus Growth V.I. Fund

Class I Shares | LGGGI

Annual Shareholder Report — December 31, 2024

LGGGI-12/24-AR

BlackRock Large Cap Focus Growth V.I. Fund

Class III Shares | LGIII

Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock Large Cap Focus Growth V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$120	1.03%

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class III Shares returned 31.39%.

  For the same period, the Russell 1000® Index returned 24.51% and the Russell 1000® Growth Index returned 33.36%.

What contributed to performance?

Stock selection in the information technology, communication services, and consumer discretionary sectors contributed to absolute performance. In all three sectors, the leading individual contributors were mega-cap, technology-related stocks that led the broader market higher in 2024.

What detracted from performance?

Stock selection in the real estate and energy sectors detracted from performance. While no other sectors detracted from absolute performance, the Fund lagged in the IT services industry largely due to a position in a provider of a cloud-based, software-as-a-service platform for global enterprises.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2015 through December 31, 2024

Initial Investment of $10,000

	Class III Shares	Russell 1000® Index	Russell 1000® Growth Index
Jan 15	$9,650	$9,725	$9,847
Feb 15	$10,272	$10,287	$10,503
Mar 15	$10,143	$10,159	$10,384
Apr 15	$10,143	$10,231	$10,436
May 15	$10,264	$10,365	$10,583
Jun 15	$10,093	$10,171	$10,396
Jul 15	$10,346	$10,367	$10,749
Aug 15	$9,770	$9,743	$10,096
Sep 15	$9,517	$9,476	$9,846
Oct 15	$10,390	$10,243	$10,694
Nov 15	$10,375	$10,277	$10,724
Dec 15	$10,251	$10,092	$10,567
Jan 16	$9,659	$9,549	$9,977
Feb 16	$9,644	$9,545	$9,973
Mar 16	$10,289	$10,210	$10,645
Apr 16	$10,069	$10,266	$10,548
May 16	$10,289	$10,446	$10,753
Jun 16	$10,122	$10,469	$10,711
Jul 16	$10,615	$10,868	$11,216
Aug 16	$10,637	$10,882	$11,160
Sep 16	$10,668	$10,891	$11,201
Oct 16	$10,462	$10,679	$10,938
Nov 16	$10,865	$11,100	$11,176
Dec 16	$11,025	$11,308	$11,314
Jan 17	$11,374	$11,536	$11,696
Feb 17	$11,966	$11,982	$12,182
Mar 17	$12,049	$11,990	$12,322
Apr 17	$12,349	$12,116	$12,604
May 17	$12,590	$12,271	$12,932
Jun 17	$12,623	$12,357	$12,898
Jul 17	$13,160	$12,601	$13,241
Aug 17	$13,261	$12,641	$13,483
Sep 17	$13,269	$12,910	$13,659
Oct 17	$13,900	$13,206	$14,188
Nov 17	$14,143	$13,609	$14,619
Dec 17	$14,247	$13,761	$14,733
Jan 18	$15,765	$14,516	$15,776
Feb 18	$15,467	$13,983	$15,363
Mar 18	$15,110	$13,666	$14,941
Apr 18	$15,447	$13,712	$14,994
May 18	$16,102	$14,062	$15,651
Jun 18	$16,400	$14,153	$15,801
Jul 18	$16,539	$14,642	$16,265
Aug 18	$17,267	$15,146	$17,155
Sep 18	$17,358	$15,204	$17,251
Oct 18	$15,528	$14,128	$15,708
Nov 18	$15,993	$14,415	$15,875
Dec 18	$14,641	$13,102	$14,510
Jan 19	$16,158	$14,200	$15,814
Feb 19	$16,648	$14,681	$16,380
Mar 19	$17,150	$14,937	$16,846
Apr 19	$17,953	$15,540	$17,607
May 19	$17,172	$14,550	$16,495
Jun 19	$18,243	$15,571	$17,628
Jul 19	$18,367	$15,813	$18,026
Aug 19	$18,165	$15,523	$17,888
Sep 19	$17,684	$15,792	$17,890
Oct 19	$18,031	$16,127	$18,394
Nov 19	$18,938	$16,736	$19,210
Dec 19	$19,375	$17,220	$19,790
Jan 20	$20,343	$17,238	$20,232
Feb 20	$19,139	$15,830	$18,854
Mar 20	$17,302	$13,738	$17,000
Apr 20	$19,822	$15,553	$19,515
May 20	$21,423	$16,374	$20,825
Jun 20	$22,465	$16,736	$21,732
Jul 20	$23,946	$17,716	$23,404
Aug 20	$25,954	$19,016	$25,819
Sep 20	$25,088	$18,321	$24,604
Oct 20	$24,448	$17,879	$23,769
Nov 20	$26,569	$19,985	$26,203
Dec 20	$27,789	$20,830	$27,408
Jan 21	$27,065	$20,658	$27,205
Feb 21	$27,644	$21,257	$27,199
Mar 21	$27,513	$22,061	$27,666
Apr 21	$29,593	$23,249	$29,548
May 21	$29,014	$23,359	$29,140
Jun 21	$31,016	$23,944	$30,968
Jul 21	$32,052	$24,442	$31,988
Aug 21	$33,143	$25,149	$33,184
Sep 21	$31,207	$23,994	$31,326
Oct 21	$33,211	$25,659	$34,039
Nov 21	$32,679	$25,315	$34,247
Dec 21	$32,730	$26,340	$34,971
Jan 22	$28,730	$24,855	$31,970
Feb 22	$27,618	$24,173	$30,612
Mar 22	$28,220	$24,989	$31,809
Apr 22	$24,235	$22,761	$27,968
May 22	$23,772	$22,727	$27,318
Jun 22	$21,779	$20,823	$25,154
Jul 22	$24,639	$22,763	$28,173
Aug 22	$22,859	$21,889	$26,861
Sep 22	$20,437	$19,863	$24,249
Oct 22	$21,211	$21,456	$25,667
Nov 22	$22,200	$22,617	$26,836
Dec 22	$20,210	$21,302	$24,782
Jan 23	$22,553	$22,730	$26,847
Feb 23	$22,207	$22,189	$26,528
Mar 23	$24,021	$22,891	$28,342
Apr 23	$24,516	$23,175	$28,621
May 23	$25,902	$23,283	$29,926
Jun 23	$27,667	$24,855	$31,972
Jul 23	$28,272	$25,710	$33,050
Aug 23	$28,354	$25,260	$32,753
Sep 23	$26,654	$24,073	$30,972
Oct 23	$26,341	$23,491	$30,531
Nov 23	$29,625	$25,685	$33,859
Dec 23	$30,814	$26,953	$35,358
Jan 24	$32,005	$27,329	$36,240
Feb 24	$34,337	$28,805	$38,713
Mar 24	$35,008	$29,728	$39,394
Apr 24	$33,297	$28,463	$37,723
May 24	$35,293	$29,804	$39,981
Jun 24	$37,675	$30,790	$42,677
Jul 24	$36,623	$31,238	$41,951
Aug 24	$37,474	$31,979	$42,825
Sep 24	$38,171	$32,663	$44,038
Oct 24	$37,865	$32,434	$43,893
Nov 24	$40,196	$34,522	$46,740
Dec 24	$40,487	$33,560	$47,152

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Class III Shares ...
	31.39%	15.88%	15.01%
Russell 1000® Index...
	24.51	14.28	12.87
Russell 1000® Growth Index...
	33.36	18.96	16.78

Key Fund statistics

Net Assets...
$274,517,494
Number of Portfolio Holdings...
38
Net Investment Advisory Fees...
$1,688,948
Portfolio Turnover Rate...
27%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

The Fund has added the Russell 1000® Index in response to new regulatory requirements.

The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Large Growth V.I. Fund.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2024)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
47.2%
Consumer Discretionary...
15.1
Communication Services...
14.4
Health Care...
8.1
Financials...
7.2
Industrials...
5.8
Materials...
1.2
Real Estate...
1.0
Short-Term Securities...
0.1
Liabilities in Excess of Other Assets...
(0.1)

Footnote	Description
Footnote(a)	For purpose of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Material fund changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after December 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 537-4942.

Effective March 8, 2024, the contractual total annual operating expense limitation for the Fund's Class III shares was lowered from 1.50% to 1.04% as a percentage of average daily net assets through June 30, 2026.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Large Cap Focus Growth V.I. Fund

Class III Shares | LGIII

Annual Shareholder Report — December 31, 2024

LGIII-12/24-AR

BlackRock Managed Volatility V.I. Fund

Class I Shares | AMBLI

Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock Managed Volatility V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$64	0.60%

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class I Shares returned 11.99%.

  For the same period, the MSCI All Country World Index returned 17.49% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 5.25%.

What contributed to performance?

The Fund’s equity and fixed income positioning each contributed to absolute returns during the reporting period. A directional overweight in equities, which the Fund held for the majority of the year, contributed positively. A directional long in U.S. equities performed particularly well. Relative value equity positions were also additive, driven by a long in Japan and Italy versus shorts in Australia and South Korea through the first three quarters of the year. Industry positioning in equities also added value. In the emerging markets, a long in Taiwan and shorts in Brazil and South Africa were additive later in the year.

Fixed-income positioning contributed, primarily due to tactical short positions. A short position in the United States added value, as strength in U.S. growth and the prospect of increased fiscal deficits under the Trump administration fueled a sell-off in the bond market late in the year. Relative value fixed-income positioning was also additive in late 2024, as the Fund was positioned long in German Bunds versus a short in U.S. Treasuries. U.S. yields continued to move up more than their global peers given the country’s strong economy, while growth in the core of the Eurozone remained relatively weak. Positioning in the emerging markets further contributed, with the Fund benefiting from a long in China versus a short in Brazil.

The Fund held an allocation to cash as collateral for derivative positions and as a means of earning a modest yield. The cash position was additive to performance over the period. The Fund was not in a defensive investment position.

What detracted from performance?

Active currency positioning detracted from absolute performance. The Fund was positioned short in the U.S. Dollar versus a basket of developed market currencies, which was a negative at a time of Dollar strength.

Derivatives are used by the investment adviser as an efficient means to take active views on interest rates, equity indices, and currencies in the Fund. During the period, the use of derivatives instead of physical instruments detracted minimally from performance. The Fund did not hold private investments during the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2015 through December 31, 2024

Initial Investment of $10,000

	Class I Shares	MSCI All Country World Index	ICE BofA 3-Month U.S. Treasury Bill Index	FTSE WGBI (hedged into USD)	50% MSCI ACWI Index/50% FTSE WGBI (hedged into USD)
Jan 15	$10,007	$9,844	$10,000	$10,203	$10,024
Feb 15	$10,336	$10,392	$10,000	$10,127	$10,265
Mar 15	$10,365	$10,231	$10,000	$10,204	$10,224
Apr 15	$10,285	$10,528	$10,001	$10,126	$10,334
May 15	$10,336	$10,514	$10,001	$10,062	$10,294
Jun 15	$10,131	$10,266	$10,001	$9,932	$10,107
Jul 15	$10,221	$10,355	$10,000	$10,058	$10,215
Aug 15	$9,924	$9,646	$10,002	$10,041	$9,856
Sep 15	$9,783	$9,296	$10,002	$10,122	$9,717
Oct 15	$10,095	$10,026	$10,001	$10,149	$10,112
Nov 15	$10,177	$9,943	$10,002	$10,154	$10,072
Dec 15	$9,944	$9,764	$10,005	$10,130	$9,969
Jan 16	$9,799	$9,175	$10,006	$10,335	$9,770
Feb 16	$9,746	$9,112	$10,008	$10,462	$9,796
Mar 16	$9,951	$9,787	$10,013	$10,517	$10,185
Apr 16	$9,921	$9,931	$10,015	$10,498	$10,251
May 16	$9,974	$9,944	$10,016	$10,561	$10,288
Jun 16	$9,898	$9,884	$10,020	$10,810	$10,378
Jul 16	$9,936	$10,310	$10,023	$10,848	$10,620
Aug 16	$9,989	$10,344	$10,025	$10,813	$10,621
Sep 16	$9,997	$10,408	$10,030	$10,807	$10,650
Oct 16	$10,027	$10,231	$10,032	$10,666	$10,491
Nov 16	$10,096	$10,309	$10,034	$10,488	$10,443
Dec 16	$10,113	$10,531	$10,038	$10,510	$10,567
Jan 17	$10,121	$10,819	$10,042	$10,430	$10,671
Feb 17	$10,136	$11,123	$10,047	$10,522	$10,868
Mar 17	$10,174	$11,259	$10,048	$10,510	$10,928
Apr 17	$10,259	$11,434	$10,055	$10,579	$11,049
May 17	$10,335	$11,687	$10,060	$10,634	$11,200
Jun 17	$10,366	$11,740	$10,069	$10,594	$11,204
Jul 17	$10,364	$12,068	$10,077	$10,616	$11,372
Aug 17	$10,333	$12,114	$10,087	$10,724	$11,452
Sep 17	$10,395	$12,348	$10,095	$10,656	$11,526
Oct 17	$10,511	$12,605	$10,104	$10,704	$11,672
Nov 17	$10,588	$12,849	$10,113	$10,731	$11,799
Dec 17	$10,617	$13,056	$10,124	$10,735	$11,897
Jan 18	$10,694	$13,793	$10,136	$10,662	$12,192
Feb 18	$10,632	$13,213	$10,146	$10,667	$11,939
Mar 18	$10,640	$12,931	$10,160	$10,798	$11,884
Apr 18	$10,686	$13,054	$10,173	$10,755	$11,918
May 18	$10,733	$13,070	$10,189	$10,778	$11,937
Jun 18	$10,741	$13,000	$10,206	$10,819	$11,928
Jul 18	$10,819	$13,392	$10,222	$10,795	$12,094
Aug 18	$10,687	$13,497	$10,240	$10,807	$12,149
Sep 18	$10,943	$13,555	$10,256	$10,758	$12,148
Oct 18	$10,865	$12,540	$10,274	$10,758	$11,693
Nov 18	$10,834	$12,723	$10,295	$10,832	$11,818
Dec 18	$10,725	$11,827	$10,314	$11,014	$11,501
Jan 19	$10,964	$12,761	$10,334	$11,112	$12,007
Feb 19	$10,860	$13,102	$10,352	$11,103	$12,162
Mar 19	$10,868	$13,267	$10,376	$11,315	$12,355
Apr 19	$10,845	$13,715	$10,395	$11,296	$12,553
May 19	$10,653	$12,901	$10,419	$11,499	$12,294
Jun 19	$10,765	$13,746	$10,442	$11,665	$12,785
Jul 19	$10,748	$13,786	$10,461	$11,756	$12,853
Aug 19	$10,564	$13,459	$10,482	$12,096	$12,887
Sep 19	$10,748	$13,742	$10,501	$12,023	$12,984
Oct 19	$10,955	$14,119	$10,521	$11,972	$13,133
Nov 19	$10,995	$14,463	$10,534	$11,923	$13,267
Dec 19	$10,943	$14,973	$10,549	$11,850	$13,460
Jan 20	$11,083	$14,807	$10,563	$12,119	$13,538
Feb 20	$10,968	$13,611	$10,579	$12,312	$13,099
Mar 20	$10,893	$11,774	$10,610	$12,321	$12,220
Apr 20	$10,761	$13,035	$10,610	$12,432	$12,930
May 20	$10,968	$13,602	$10,611	$12,416	$13,202
Jun 20	$10,926	$14,036	$10,612	$12,452	$13,433
Jul 20	$10,940	$14,779	$10,614	$12,576	$13,855
Aug 20	$10,965	$15,683	$10,615	$12,448	$14,208
Sep 20	$10,873	$15,178	$10,616	$12,542	$14,032
Oct 20	$10,965	$14,809	$10,617	$12,534	$13,857
Nov 20	$11,298	$16,634	$10,618	$12,557	$14,725
Dec 20	$11,334	$17,406	$10,619	$12,574	$15,076
Jan 21	$11,256	$17,327	$10,620	$12,481	$14,986
Feb 21	$11,042	$17,729	$10,621	$12,211	$14,997
Mar 21	$11,205	$18,202	$10,622	$12,187	$15,183
Apr 21	$11,377	$18,998	$10,622	$12,188	$15,516
May 21	$11,488	$19,294	$10,622	$12,210	$15,651
Jun 21	$11,342	$19,548	$10,622	$12,277	$15,797
Jul 21	$11,256	$19,682	$10,623	$12,461	$15,969
Aug 21	$11,342	$20,175	$10,623	$12,423	$16,145
Sep 21	$11,575	$19,342	$10,624	$12,276	$15,716
Oct 21	$11,048	$20,329	$10,623	$12,253	$16,102
Nov 21	$11,135	$19,839	$10,624	$12,399	$16,004
Dec 21	$11,411	$20,633	$10,625	$12,286	$16,251
Jan 22	$11,394	$19,620	$10,624	$12,104	$15,732
Feb 22	$11,178	$19,113	$10,626	$11,964	$15,438
Mar 22	$11,273	$19,527	$10,629	$11,697	$15,433
Apr 22	$11,411	$17,964	$10,631	$11,381	$14,606
May 22	$11,402	$17,985	$10,638	$11,304	$14,566
Jun 22	$11,195	$16,469	$10,641	$11,170	$13,866
Jul 22	$11,126	$17,619	$10,646	$11,432	$14,512
Aug 22	$11,437	$16,970	$10,664	$11,089	$14,028
Sep 22	$11,446	$15,346	$10,691	$10,742	$13,136
Oct 22	$11,636	$16,272	$10,707	$10,704	$13,509
Nov 22	$11,774	$17,534	$10,742	$10,933	$14,178
Dec 22	$12,119	$16,844	$10,781	$10,706	$13,752
Jan 23	$11,929	$18,051	$10,815	$10,947	$14,399
Feb 23	$12,059	$17,534	$10,850	$10,773	$14,079
Mar 23	$11,947	$18,075	$10,897	$11,064	$14,486
Apr 23	$12,102	$18,334	$10,931	$11,102	$14,615
May 23	$12,154	$18,138	$10,974	$11,053	$14,504
Jun 23	$12,404	$19,191	$11,024	$11,024	$14,907
Jul 23	$12,525	$19,894	$11,068	$10,990	$15,156
Aug 23	$12,552	$19,338	$11,118	$10,972	$14,932
Sep 23	$12,770	$18,538	$11,169	$10,767	$14,484
Oct 23	$12,692	$17,981	$11,219	$10,704	$14,224
Nov 23	$12,762	$19,640	$11,269	$11,044	$15,106
Dec 23	$12,507	$20,584	$11,322	$11,393	$15,708
Jan 24	$12,922	$20,704	$11,370	$11,356	$15,728
Feb 24	$13,243	$21,593	$11,416	$11,273	$16,008
Mar 24	$13,384	$22,271	$11,468	$11,359	$16,320
Apr 24	$13,347	$21,536	$11,517	$11,172	$15,917
May 24	$13,422	$22,411	$11,572	$11,236	$16,286
Jun 24	$13,450	$22,910	$11,619	$11,328	$16,534
Jul 24	$13,252	$23,279	$11,671	$11,548	$16,828
Aug 24	$13,394	$23,870	$11,727	$11,666	$17,127
Sep 24	$13,375	$24,425	$11,778	$11,793	$17,419
Oct 24	$13,564	$23,877	$11,823	$11,628	$17,102
Nov 24	$14,055	$24,770	$11,868	$11,768	$17,525
Dec 24	$14,007	$24,183	$11,916	$11,664	$17,240

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Class I Shares ...
	11.99%	5.06%	3.43%
MSCI All Country World Index...
	17.49	10.06	9.23
ICE BofA 3-Month U.S. Treasury Bill Index...
	5.25	2.47	1.77
FTSE WGBI (hedged into USD)...
	2.38	(0.32)	1.55
50% MSCI ACWI Index/50% FTSE WGBI (hedged into USD)...
	9.76	5.07	5.60

Key Fund statistics

Net Assets...
$161,709,176
Number of Portfolio Holdings...
959
Net Investment Advisory Fees...
$531,641
Portfolio Turnover Rate...
137%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2024)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
17.9%
Financials...
12.2
Industrials...
10.2
Health Care...
7.2
Consumer Discretionary...
7.1
Communication Services...
5.4
Consumer Staples...
3.0
Energy...
1.7
Materials...
1.7
Real Estate...
1.3
Utilities...
1.3
Short-Term Securities...
17.4
Other Assets Less Liabilities...
13.6

Footnote	Description
Footnote(a)	For purpose of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Managed Volatility V.I. Fund

Class I Shares | AMBLI

Annual Shareholder Report — December 31, 2024

AMBLI-12/24-AR

BlackRock Managed Volatility V.I. Fund

Class III Shares | ABIII

Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock Managed Volatility V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$90	0.85%

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class III Shares returned 11.75%.

  For the same period, the MSCI All Country World Index returned 17.49% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 5.25%.

What contributed to performance?

The Fund’s equity and fixed income positioning each contributed to absolute returns during the reporting period. A directional overweight in equities, which the Fund held for the majority of the year, contributed positively. A directional long in U.S. equities performed particularly well. Relative value equity positions were also additive, driven by a long in Japan and Italy versus shorts in Australia and South Korea through the first three quarters of the year. Industry positioning in equities also added value. In the emerging markets, a long in Taiwan and shorts in Brazil and South Africa were additive later in the year.

Fixed-income positioning contributed, primarily due to tactical short positions. A short position in the United States added value, as strength in U.S. growth and the prospect of increased fiscal deficits under the Trump administration fueled a sell-off in the bond market late in the year. Relative value fixed-income positioning was also additive in late 2024, as the Fund was positioned long in German Bunds versus a short in U.S. Treasuries. U.S. yields continued to move up more than their global peers given the country’s strong economy, while growth in the core of the Eurozone remained relatively weak. Positioning in the emerging markets further contributed, with the Fund benefiting from a long in China versus a short in Brazil.

The Fund held an allocation to cash as collateral for derivative positions and as a means of earning a modest yield. The cash position was additive to performance over the period. The Fund was not in a defensive investment position.

What detracted from performance?

Active currency positioning detracted from absolute performance. The Fund was positioned short in the U.S. Dollar versus a basket of developed market currencies, which was a negative at a time of Dollar strength.

Derivatives are used by the investment adviser as an efficient means to take active views on interest rates, equity indices, and currencies in the Fund. During the period, the use of derivatives instead of physical instruments detracted minimally from performance. The Fund did not hold private investments during the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2015 through December 31, 2024

Initial Investment of $10,000

	Class III Shares	MSCI All Country World Index	ICE BofA 3-Month U.S. Treasury Bill Index	FTSE WGBI (hedged into USD)	50% MSCI ACWI Index/50% FTSE WGBI (hedged into USD)
Jan 15	$10,005	$9,844	$10,000	$10,203	$10,024
Feb 15	$10,332	$10,392	$10,000	$10,127	$10,265
Mar 15	$10,359	$10,231	$10,000	$10,204	$10,224
Apr 15	$10,276	$10,528	$10,001	$10,126	$10,334
May 15	$10,325	$10,514	$10,001	$10,062	$10,294
Jun 15	$10,119	$10,266	$10,001	$9,932	$10,107
Jul 15	$10,206	$10,355	$10,000	$10,058	$10,215
Aug 15	$9,908	$9,646	$10,002	$10,041	$9,856
Sep 15	$9,765	$9,296	$10,002	$10,122	$9,717
Oct 15	$10,074	$10,026	$10,001	$10,149	$10,112
Nov 15	$10,153	$9,943	$10,002	$10,154	$10,072
Dec 15	$9,919	$9,764	$10,005	$10,130	$9,969
Jan 16	$9,773	$9,175	$10,006	$10,335	$9,770
Feb 16	$9,718	$9,112	$10,008	$10,462	$9,796
Mar 16	$9,920	$9,787	$10,013	$10,517	$10,185
Apr 16	$9,888	$9,931	$10,015	$10,498	$10,251
May 16	$9,939	$9,944	$10,016	$10,561	$10,288
Jun 16	$9,861	$9,884	$10,020	$10,810	$10,378
Jul 16	$9,897	$10,310	$10,023	$10,848	$10,620
Aug 16	$9,948	$10,344	$10,025	$10,813	$10,621
Sep 16	$9,953	$10,408	$10,030	$10,807	$10,650
Oct 16	$9,981	$10,231	$10,032	$10,666	$10,491
Nov 16	$10,047	$10,309	$10,034	$10,488	$10,443
Dec 16	$10,063	$10,531	$10,038	$10,510	$10,567
Jan 17	$10,068	$10,819	$10,042	$10,430	$10,671
Feb 17	$10,082	$11,123	$10,047	$10,522	$10,868
Mar 17	$10,117	$11,259	$10,048	$10,510	$10,928
Apr 17	$10,199	$11,434	$10,055	$10,579	$11,049
May 17	$10,273	$11,687	$10,060	$10,634	$11,200
Jun 17	$10,302	$11,740	$10,069	$10,594	$11,204
Jul 17	$10,297	$12,068	$10,077	$10,616	$11,372
Aug 17	$10,265	$12,114	$10,087	$10,724	$11,452
Sep 17	$10,324	$12,348	$10,095	$10,656	$11,526
Oct 17	$10,437	$12,605	$10,104	$10,704	$11,672
Nov 17	$10,511	$12,849	$10,113	$10,731	$11,799
Dec 17	$10,537	$13,056	$10,124	$10,735	$11,897
Jan 18	$10,612	$13,793	$10,136	$10,662	$12,192
Feb 18	$10,549	$13,213	$10,146	$10,667	$11,939
Mar 18	$10,557	$12,931	$10,160	$10,798	$11,884
Apr 18	$10,603	$13,054	$10,173	$10,755	$11,918
May 18	$10,649	$13,070	$10,189	$10,778	$11,937
Jun 18	$10,649	$13,000	$10,206	$10,819	$11,928
Jul 18	$10,727	$13,392	$10,222	$10,795	$12,094
Aug 18	$10,589	$13,497	$10,240	$10,807	$12,149
Sep 18	$10,842	$13,555	$10,256	$10,758	$12,148
Oct 18	$10,765	$12,540	$10,274	$10,758	$11,693
Nov 18	$10,727	$12,723	$10,295	$10,832	$11,818
Dec 18	$10,614	$11,827	$10,314	$11,014	$11,501
Jan 19	$10,851	$12,761	$10,334	$11,112	$12,007
Feb 19	$10,748	$13,102	$10,352	$11,103	$12,162
Mar 19	$10,756	$13,267	$10,376	$11,315	$12,355
Apr 19	$10,724	$13,715	$10,395	$11,296	$12,553
May 19	$10,535	$12,901	$10,419	$11,499	$12,294
Jun 19	$10,645	$13,746	$10,442	$11,665	$12,785
Jul 19	$10,628	$13,786	$10,461	$11,756	$12,853
Aug 19	$10,439	$13,459	$10,482	$12,096	$12,887
Sep 19	$10,621	$13,742	$10,501	$12,023	$12,984
Oct 19	$10,826	$14,119	$10,521	$11,972	$13,133
Nov 19	$10,858	$14,463	$10,534	$11,923	$13,267
Dec 19	$10,810	$14,973	$10,549	$11,850	$13,460
Jan 20	$10,940	$14,807	$10,563	$12,119	$13,538
Feb 20	$10,834	$13,611	$10,579	$12,312	$13,099
Mar 20	$10,753	$11,774	$10,610	$12,321	$12,220
Apr 20	$10,622	$13,035	$10,610	$12,432	$12,930
May 20	$10,826	$13,602	$10,611	$12,416	$13,202
Jun 20	$10,777	$14,036	$10,612	$12,452	$13,433
Jul 20	$10,790	$14,779	$10,614	$12,576	$13,855
Aug 20	$10,815	$15,683	$10,615	$12,448	$14,208
Sep 20	$10,716	$15,178	$10,616	$12,542	$14,032
Oct 20	$10,807	$14,809	$10,617	$12,534	$13,857
Nov 20	$11,136	$16,634	$10,618	$12,557	$14,725
Dec 20	$11,161	$17,406	$10,619	$12,574	$15,076
Jan 21	$11,093	$17,327	$10,620	$12,481	$14,986
Feb 21	$10,882	$17,729	$10,621	$12,211	$14,997
Mar 21	$11,034	$18,202	$10,622	$12,187	$15,183
Apr 21	$11,203	$18,998	$10,622	$12,188	$15,516
May 21	$11,304	$19,294	$10,622	$12,210	$15,651
Jun 21	$11,161	$19,548	$10,622	$12,277	$15,797
Jul 21	$11,067	$19,682	$10,623	$12,461	$15,969
Aug 21	$11,152	$20,175	$10,623	$12,423	$16,145
Sep 21	$11,382	$19,342	$10,624	$12,276	$15,716
Oct 21	$10,862	$20,329	$10,623	$12,253	$16,102
Nov 21	$10,947	$19,839	$10,624	$12,399	$16,004
Dec 21	$11,220	$20,633	$10,625	$12,286	$16,251
Jan 22	$11,203	$19,620	$10,624	$12,104	$15,732
Feb 22	$10,982	$19,113	$10,626	$11,964	$15,438
Mar 22	$11,067	$19,527	$10,629	$11,697	$15,433
Apr 22	$11,203	$17,964	$10,631	$11,381	$14,606
May 22	$11,194	$17,985	$10,638	$11,304	$14,566
Jun 22	$10,990	$16,469	$10,641	$11,170	$13,866
Jul 22	$10,922	$17,619	$10,646	$11,432	$14,512
Aug 22	$11,220	$16,970	$10,664	$11,089	$14,028
Sep 22	$11,228	$15,346	$10,691	$10,742	$13,136
Oct 22	$11,407	$16,272	$10,707	$10,704	$13,509
Nov 22	$11,543	$17,534	$10,742	$10,933	$14,178
Dec 22	$11,884	$16,844	$10,781	$10,706	$13,752
Jan 23	$11,697	$18,051	$10,815	$10,947	$14,399
Feb 23	$11,816	$17,534	$10,850	$10,773	$14,079
Mar 23	$11,705	$18,075	$10,897	$11,064	$14,486
Apr 23	$11,858	$18,334	$10,931	$11,102	$14,615
May 23	$11,909	$18,138	$10,974	$11,053	$14,504
Jun 23	$12,139	$19,191	$11,024	$11,024	$14,907
Jul 23	$12,259	$19,894	$11,068	$10,990	$15,156
Aug 23	$12,285	$19,338	$11,118	$10,972	$14,932
Sep 23	$12,500	$18,538	$11,169	$10,767	$14,484
Oct 23	$12,423	$17,981	$11,219	$10,704	$14,224
Nov 23	$12,474	$19,640	$11,269	$11,044	$15,106
Dec 23	$12,226	$20,584	$11,322	$11,393	$15,708
Jan 24	$12,634	$20,704	$11,370	$11,356	$15,728
Feb 24	$12,939	$21,593	$11,416	$11,273	$16,008
Mar 24	$13,087	$22,271	$11,468	$11,359	$16,320
Apr 24	$13,041	$21,536	$11,517	$11,172	$15,917
May 24	$13,115	$22,411	$11,572	$11,236	$16,286
Jun 24	$13,143	$22,910	$11,619	$11,328	$16,534
Jul 24	$12,939	$23,279	$11,671	$11,548	$16,828
Aug 24	$13,078	$23,870	$11,727	$11,666	$17,127
Sep 24	$13,050	$24,425	$11,778	$11,793	$17,419
Oct 24	$13,244	$23,877	$11,823	$11,628	$17,102
Nov 24	$13,716	$24,770	$11,868	$11,768	$17,525
Dec 24	$13,662	$24,183	$11,916	$11,664	$17,240

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Class III Shares ...
	11.75%	4.80%	3.17%
MSCI All Country World Index...
	17.49	10.06	9.23
ICE BofA 3-Month U.S. Treasury Bill Index...
	5.25	2.47	1.77
FTSE WGBI (hedged into USD)...
	2.38	(0.32)	1.55
50% MSCI ACWI Index/50% FTSE WGBI (hedged into USD)...
	9.76	5.07	5.60

Key Fund statistics

Net Assets...
$161,709,176
Number of Portfolio Holdings...
959
Net Investment Advisory Fees...
$531,641
Portfolio Turnover Rate...
137%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

Performance shown prior to the Class III Shares recommencement date of February 14, 2018 is based upon the performance of the Fund’s Class I Shares, as adjusted to reﬂect the distribution (12b-1) fees applicable to Class III Shares.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2024)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
17.9%
Financials...
12.2
Industrials...
10.2
Health Care...
7.2
Consumer Discretionary...
7.1
Communication Services...
5.4
Consumer Staples...
3.0
Energy...
1.7
Materials...
1.7
Real Estate...
1.3
Utilities...
1.3
Short-Term Securities...
17.4
Other Assets Less Liabilities...
13.6

Footnote	Description
Footnote(a)	For purpose of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Managed Volatility V.I. Fund

Class III Shares | ABIII

Annual Shareholder Report — December 31, 2024

ABIII-12/24-AR

BlackRock S&P 500 Index V.I. Fund

Class I Shares | IDXVI

Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock S&P 500 Index V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$16	0.14%

How did the Fund perform last year?

For the reporting period ended December 31, 2024, the Fund's Class I Shares returned 24.83%.

For the same period, the S&P 500® Index returned 25.02%.

In 2024, United States (“U.S.”) equity markets experienced significant growth, driven by investor optimism in artificial intelligence related companies and strong earnings reports. The Federal Reserve (“Fed”) maintained interest rates at first as inflation rose in February 2024 and labor market data remained strong, dampening expectations of rate cuts at the beginning of the year.

Large-cap equities continued to perform well into the second quarter 2024. The consumer price index (“CPI”) increased by 0.3% in April but remained flat from April to May, while the unemployment rate rose slightly from 3.9% to 4.0%. The Fed kept rates unchanged, leading to a rally in large-cap stocks, though small-cap equities lagged due to reduced rate cut expectations in the second quarter.

The third quarter of 2024 saw a mixture of optimism and caution. A weaker CPI in July extended the bull market, but a disappointing jobs report in August raised concerns about an economic slowdown. Market volatility increased due to geopolitical risks and U.S. Presidential Election developments. The Fed cut rates by 50 basis points in September 2024, boosting equity markets to new highs.

In the fourth quarter of 2024, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed Donald Trump's reelection, benefiting sectors aligned with his economic agenda. The Fed cut rates by 50 basis points across November and December, while still aiming to achieve it's goal of reducing inflation to it's 2% target. The Federal Open Market Committee revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation. Labor market conditions eased, with unemployment at 4.2% in November 2024.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2015 through December 31, 2024

Initial Investment of $10,000

	Class I Shares	S&P 500® Index
Jan 15	$9,695	$9,700
Feb 15	$10,252	$10,257
Mar 15	$10,087	$10,095
Apr 15	$10,179	$10,192
May 15	$10,310	$10,323
Jun 15	$10,107	$10,123
Jul 15	$10,314	$10,335
Aug 15	$9,688	$9,712
Sep 15	$9,445	$9,471
Oct 15	$10,237	$10,270
Nov 15	$10,271	$10,301
Dec 15	$10,105	$10,138
Jan 16	$9,602	$9,635
Feb 16	$9,586	$9,622
Mar 16	$10,232	$10,275
Apr 16	$10,269	$10,315
May 16	$10,449	$10,500
Jun 16	$10,471	$10,527
Jul 16	$10,858	$10,915
Aug 16	$10,868	$10,931
Sep 16	$10,868	$10,933
Oct 16	$10,671	$10,733
Nov 16	$11,060	$11,131
Dec 16	$11,277	$11,351
Jan 17	$11,487	$11,566
Feb 17	$11,940	$12,025
Mar 17	$11,951	$12,039
Apr 17	$12,070	$12,163
May 17	$12,240	$12,334
Jun 17	$12,314	$12,411
Jul 17	$12,561	$12,666
Aug 17	$12,595	$12,705
Sep 17	$12,856	$12,967
Oct 17	$13,151	$13,270
Nov 17	$13,553	$13,677
Dec 17	$13,702	$13,829
Jan 18	$14,482	$14,621
Feb 18	$13,942	$14,082
Mar 18	$13,587	$13,724
Apr 18	$13,635	$13,777
May 18	$13,960	$14,108
Jun 18	$14,044	$14,195
Jul 18	$14,568	$14,724
Aug 18	$15,037	$15,203
Sep 18	$15,121	$15,290
Oct 18	$14,087	$14,245
Nov 18	$14,369	$14,535
Dec 18	$13,070	$13,223
Jan 19	$14,122	$14,282
Feb 19	$14,568	$14,741
Mar 19	$14,855	$15,027
Apr 19	$15,454	$15,636
May 19	$14,472	$14,642
Jun 19	$15,493	$15,674
Jul 19	$15,709	$15,899
Aug 19	$15,458	$15,648
Sep 19	$15,748	$15,940
Oct 19	$16,082	$16,286
Nov 19	$16,668	$16,877
Dec 19	$17,166	$17,386
Jan 20	$17,159	$17,379
Feb 20	$15,742	$15,949
Mar 20	$13,794	$13,979
Apr 20	$15,563	$15,771
May 20	$16,299	$16,522
Jun 20	$16,623	$16,850
Jul 20	$17,559	$17,801
Aug 20	$18,820	$19,080
Sep 20	$18,102	$18,355
Oct 20	$17,621	$17,867
Nov 20	$19,545	$19,823
Dec 20	$20,297	$20,585
Jan 21	$20,089	$20,377
Feb 21	$20,640	$20,939
Mar 21	$21,540	$21,856
Apr 21	$22,693	$23,022
May 21	$22,850	$23,183
Jun 21	$23,378	$23,724
Jul 21	$23,929	$24,288
Aug 21	$24,655	$25,026
Sep 21	$23,505	$23,863
Oct 21	$25,147	$25,534
Nov 21	$24,973	$25,357
Dec 21	$26,089	$26,494
Jan 22	$24,738	$25,123
Feb 22	$23,994	$24,371
Mar 22	$24,884	$25,276
Apr 22	$22,708	$23,071
May 22	$22,748	$23,114
Jun 22	$20,871	$21,206
Jul 22	$22,787	$23,161
Aug 22	$21,859	$22,217
Sep 22	$19,840	$20,170
Oct 22	$21,443	$21,804
Nov 22	$22,640	$23,022
Dec 22	$21,333	$21,696
Jan 23	$22,673	$23,059
Feb 23	$22,120	$22,496
Mar 23	$22,924	$23,322
Apr 23	$23,287	$23,686
May 23	$23,382	$23,789
Jun 23	$24,921	$25,361
Jul 23	$25,726	$26,176
Aug 23	$25,309	$25,759
Sep 23	$24,099	$24,531
Oct 23	$23,603	$24,015
Nov 23	$25,752	$26,208
Dec 23	$26,927	$27,399
Jan 24	$27,373	$27,859
Feb 24	$28,828	$29,347
Mar 24	$29,756	$30,291
Apr 24	$28,537	$29,054
May 24	$29,947	$30,494
Jun 24	$31,020	$31,589
Jul 24	$31,389	$31,973
Aug 24	$32,149	$32,749
Sep 24	$32,835	$33,448
Oct 24	$32,533	$33,145
Nov 24	$34,437	$35,090
Dec 24	$33,614	$34,254

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Class I Shares ...
	24.83%	14.38%	12.89%
S&P 500® Index...
	25.02	14.53	13.10

Key Fund statistics

Net Assets...
$2,850,673,634
Number of Portfolio Holdings...
506
Net Investment Advisory Fees...
$1,876,629
Portfolio Turnover Rate...
2%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2024)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
32.4%
Financials...
13.6
Consumer Discretionary...
11.2
Health Care...
10.1
Communication Services...
9.3
Industrials...
8.1
Consumer Staples...
5.5
Energy...
3.2
Utilities...
2.3
Real Estate...
2.1
Materials...
1.9
Short-Term Securities...
7.7
Liabilities in Excess of Other Assets...
(7.4)
...

Footnote	Description
Footnote(a)	For purpose of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock S&P 500 Index V.I. Fund

Class I Shares | IDXVI

Annual Shareholder Report — December 31, 2024

IDXVI-12/24-AR

BlackRock S&P 500 Index V.I. Fund

Class II Shares | IXVII

Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock S&P 500 Index V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II Shares	$33	0.29%

How did the Fund perform last year?

For the reporting period ended December 31, 2024, the Fund's Class II Shares returned 24.68%.

For the same period, the S&P 500® Index returned 25.02%.

In 2024, United States (“U.S.”) equity markets experienced significant growth, driven by investor optimism in artificial intelligence related companies and strong earnings reports. The Federal Reserve (“Fed”) maintained interest rates at first as inflation rose in February 2024 and labor market data remained strong, dampening expectations of rate cuts at the beginning of the year.

Large-cap equities continued to perform well into the second quarter 2024. The consumer price index (“CPI”) increased by 0.3% in April but remained flat from April to May, while the unemployment rate rose slightly from 3.9% to 4.0%. The Fed kept rates unchanged, leading to a rally in large-cap stocks, though small-cap equities lagged due to reduced rate cut expectations in the second quarter.

The third quarter of 2024 saw a mixture of optimism and caution. A weaker CPI in July extended the bull market, but a disappointing jobs report in August raised concerns about an economic slowdown. Market volatility increased due to geopolitical risks and U.S. Presidential Election developments. The Fed cut rates by 50 basis points in September 2024, boosting equity markets to new highs.

In the fourth quarter of 2024, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed Donald Trump's reelection, benefiting sectors aligned with his economic agenda. The Fed cut rates by 50 basis points across November and December, while still aiming to achieve it's goal of reducing inflation to it's 2% target. The Federal Open Market Committee revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation. Labor market conditions eased, with unemployment at 4.2% in November 2024.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2015 through December 31, 2024

Initial Investment of $10,000

	Class II Shares	S&P 500® Index
Jan 15	$9,693	$9,700
Feb 15	$10,249	$10,257
Mar 15	$10,083	$10,095
Apr 15	$10,176	$10,192
May 15	$10,303	$10,323
Jun 15	$10,098	$10,123
Jul 15	$10,307	$10,335
Aug 15	$9,676	$9,712
Sep 15	$9,432	$9,471
Oct 15	$10,224	$10,270
Nov 15	$10,258	$10,301
Dec 15	$10,089	$10,138
Jan 16	$9,583	$9,635
Feb 16	$9,567	$9,622
Mar 16	$10,212	$10,275
Apr 16	$10,249	$10,315
May 16	$10,430	$10,500
Jun 16	$10,446	$10,527
Jul 16	$10,830	$10,915
Aug 16	$10,841	$10,931
Sep 16	$10,841	$10,933
Oct 16	$10,643	$10,733
Nov 16	$11,034	$11,131
Dec 16	$11,246	$11,351
Jan 17	$11,457	$11,566
Feb 17	$11,907	$12,025
Mar 17	$11,912	$12,039
Apr 17	$12,032	$12,163
May 17	$12,197	$12,334
Jun 17	$12,266	$12,411
Jul 17	$12,514	$12,666
Aug 17	$12,548	$12,705
Sep 17	$12,804	$12,967
Oct 17	$13,101	$13,270
Nov 17	$13,494	$13,677
Dec 17	$13,643	$13,829
Jan 18	$14,415	$14,621
Feb 18	$13,878	$14,082
Mar 18	$13,522	$13,724
Apr 18	$13,571	$13,777
May 18	$13,890	$14,108
Jun 18	$13,974	$14,195
Jul 18	$14,495	$14,724
Aug 18	$14,959	$15,203
Sep 18	$15,044	$15,290
Oct 18	$14,012	$14,245
Nov 18	$14,289	$14,535
Dec 18	$12,996	$13,223
Jan 19	$14,038	$14,282
Feb 19	$14,480	$14,741
Mar 19	$14,761	$15,027
Apr 19	$15,356	$15,636
May 19	$14,377	$14,642
Jun 19	$15,388	$15,674
Jul 19	$15,605	$15,899
Aug 19	$15,353	$15,648
Sep 19	$15,637	$15,940
Oct 19	$15,973	$16,286
Nov 19	$16,547	$16,877
Dec 19	$17,047	$17,386
Jan 20	$17,033	$17,379
Feb 20	$15,625	$15,949
Mar 20	$13,686	$13,979
Apr 20	$15,439	$15,771
May 20	$16,170	$16,522
Jun 20	$16,488	$16,850
Jul 20	$17,420	$17,801
Aug 20	$18,663	$19,080
Sep 20	$17,951	$18,355
Oct 20	$17,469	$17,867
Nov 20	$19,376	$19,823
Dec 20	$20,120	$20,585
Jan 21	$19,911	$20,377
Feb 21	$20,455	$20,939
Mar 21	$21,350	$21,856
Apr 21	$22,484	$23,022
May 21	$22,633	$23,183
Jun 21	$23,155	$23,724
Jul 21	$23,700	$24,288
Aug 21	$24,413	$25,026
Sep 21	$23,275	$23,863
Oct 21	$24,898	$25,534
Nov 21	$24,716	$25,357
Dec 21	$25,823	$26,494
Jan 22	$24,477	$25,123
Feb 22	$23,740	$24,371
Mar 22	$24,615	$25,276
Apr 22	$22,467	$23,071
May 22	$22,500	$23,114
Jun 22	$20,635	$21,206
Jul 22	$22,538	$23,161
Aug 22	$21,608	$22,217
Sep 22	$19,618	$20,170
Oct 22	$21,200	$21,804
Nov 22	$22,383	$23,022
Dec 22	$21,083	$21,696
Jan 23	$22,407	$23,059
Feb 23	$21,853	$22,496
Mar 23	$22,649	$23,322
Apr 23	$22,995	$23,686
May 23	$23,091	$23,789
Jun 23	$24,614	$25,361
Jul 23	$25,403	$26,176
Aug 23	$24,994	$25,759
Sep 23	$23,791	$24,531
Oct 23	$23,295	$24,015
Nov 23	$25,421	$26,208
Dec 23	$26,568	$27,399
Jan 24	$27,005	$27,859
Feb 24	$28,443	$29,347
Mar 24	$29,353	$30,291
Apr 24	$28,143	$29,054
May 24	$29,535	$30,494
Jun 24	$30,582	$31,589
Jul 24	$30,951	$31,973
Aug 24	$31,693	$32,749
Sep 24	$32,361	$33,448
Oct 24	$32,059	$33,145
Nov 24	$33,936	$35,090
Dec 24	$33,124	$34,254

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Class II Shares ...
	24.68%	14.21%	12.72%
S&P 500® Index...
	25.02	14.53	13.10

Key Fund statistics

Net Assets...
$2,850,673,634
Number of Portfolio Holdings...
506
Net Investment Advisory Fees...
$1,876,629
Portfolio Turnover Rate...
2%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2024)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
32.4%
Financials...
13.6
Consumer Discretionary...
11.2
Health Care...
10.1
Communication Services...
9.3
Industrials...
8.1
Consumer Staples...
5.5
Energy...
3.2
Utilities...
2.3
Real Estate...
2.1
Materials...
1.9
Short-Term Securities...
7.7
Liabilities in Excess of Other Assets...
(7.4)
...

Footnote	Description
Footnote(a)	For purpose of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock S&P 500 Index V.I. Fund

Class II Shares | IXVII

Annual Shareholder Report — December 31, 2024

IXVII-12/24-AR

BlackRock S&P 500 Index V.I. Fund

Class III Shares | IVIII

Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock S&P 500 Index V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$44	0.39%

How did the Fund perform last year?

For the reporting period ended December 31, 2024, the Fund's Class III Shares returned 24.52%.

For the same period, the S&P 500® Index returned 25.02%.

In 2024, United States (“U.S.”) equity markets experienced significant growth, driven by investor optimism in artificial intelligence related companies and strong earnings reports. The Federal Reserve (“Fed”) maintained interest rates at first as inflation rose in February 2024 and labor market data remained strong, dampening expectations of rate cuts at the beginning of the year.

Large-cap equities continued to perform well into the second quarter 2024. The consumer price index (“CPI”) increased by 0.3% in April but remained flat from April to May, while the unemployment rate rose slightly from 3.9% to 4.0%. The Fed kept rates unchanged, leading to a rally in large-cap stocks, though small-cap equities lagged due to reduced rate cut expectations in the second quarter.

The third quarter of 2024 saw a mixture of optimism and caution. A weaker CPI in July extended the bull market, but a disappointing jobs report in August raised concerns about an economic slowdown. Market volatility increased due to geopolitical risks and U.S. Presidential Election developments. The Fed cut rates by 50 basis points in September 2024, boosting equity markets to new highs.

In the fourth quarter of 2024, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed Donald Trump's reelection, benefiting sectors aligned with his economic agenda. The Fed cut rates by 50 basis points across November and December, while still aiming to achieve it's goal of reducing inflation to it's 2% target. The Federal Open Market Committee revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation. Labor market conditions eased, with unemployment at 4.2% in November 2024.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2015 through December 31, 2024

Initial Investment of $10,000

	Class III Shares	S&P 500® Index
Jan 15	$9,693	$9,700
Feb 15	$10,248	$10,257
Mar 15	$10,081	$10,095
Apr 15	$10,171	$10,192
May 15	$10,300	$10,323
Jun 15	$10,094	$10,123
Jul 15	$10,299	$10,335
Aug 15	$9,672	$9,712
Sep 15	$9,428	$9,471
Oct 15	$10,215	$10,270
Nov 15	$10,247	$10,301
Dec 15	$10,080	$10,138
Jan 16	$9,576	$9,635
Feb 16	$9,558	$9,622
Mar 16	$10,200	$10,275
Apr 16	$10,235	$10,315
May 16	$10,413	$10,500
Jun 16	$10,432	$10,527
Jul 16	$10,815	$10,915
Aug 16	$10,823	$10,931
Sep 16	$10,821	$10,933
Oct 16	$10,622	$10,733
Nov 16	$11,007	$11,131
Dec 16	$11,221	$11,351
Jan 17	$11,427	$11,566
Feb 17	$11,876	$12,025
Mar 17	$11,884	$12,039
Apr 17	$12,000	$12,163
May 17	$12,167	$12,334
Jun 17	$12,237	$12,411
Jul 17	$12,480	$12,666
Aug 17	$12,511	$12,705
Sep 17	$12,768	$12,967
Oct 17	$13,058	$13,270
Nov 17	$13,455	$13,677
Dec 17	$13,599	$13,829
Jan 18	$14,371	$14,621
Feb 18	$13,834	$14,082
Mar 18	$13,474	$13,724
Apr 18	$13,522	$13,777
May 18	$13,840	$14,108
Jun 18	$13,924	$14,195
Jul 18	$14,437	$14,724
Aug 18	$14,900	$15,203
Sep 18	$14,984	$15,290
Oct 18	$13,955	$14,245
Nov 18	$14,232	$14,535
Dec 18	$12,945	$13,223
Jan 19	$13,977	$14,282
Feb 19	$14,423	$14,741
Mar 19	$14,696	$15,027
Apr 19	$15,289	$15,636
May 19	$14,314	$14,642
Jun 19	$15,321	$15,674
Jul 19	$15,531	$15,899
Aug 19	$15,280	$15,648
Sep 19	$15,563	$15,940
Oct 19	$15,891	$16,286
Nov 19	$16,463	$16,877
Dec 19	$16,954	$17,386
Jan 20	$16,947	$17,379
Feb 20	$15,547	$15,949
Mar 20	$13,618	$13,979
Apr 20	$15,354	$15,771
May 20	$16,082	$16,522
Jun 20	$16,398	$16,850
Jul 20	$17,318	$17,801
Aug 20	$18,554	$19,080
Sep 20	$17,846	$18,355
Oct 20	$17,366	$17,867
Nov 20	$19,263	$19,823
Dec 20	$19,993	$20,585
Jan 21	$19,785	$20,377
Feb 21	$20,326	$20,939
Mar 21	$21,215	$21,856
Apr 21	$22,341	$23,022
May 21	$22,489	$23,183
Jun 21	$23,000	$23,724
Jul 21	$23,541	$24,288
Aug 21	$24,249	$25,026
Sep 21	$23,112	$23,863
Oct 21	$24,724	$25,534
Nov 21	$24,543	$25,357
Dec 21	$25,637	$26,494
Jan 22	$24,302	$25,123
Feb 22	$23,570	$24,371
Mar 22	$24,439	$25,276
Apr 22	$22,300	$23,071
May 22	$22,332	$23,114
Jun 22	$20,482	$21,206
Jul 22	$22,362	$23,161
Aug 22	$21,447	$22,217
Sep 22	$19,464	$20,170
Oct 22	$21,035	$21,804
Nov 22	$22,200	$23,022
Dec 22	$20,914	$21,696
Jan 23	$22,226	$23,059
Feb 23	$21,677	$22,496
Mar 23	$22,466	$23,322
Apr 23	$22,809	$23,686
May 23	$22,895	$23,789
Jun 23	$24,404	$25,361
Jul 23	$25,178	$26,176
Aug 23	$24,772	$25,759
Sep 23	$23,581	$24,531
Oct 23	$23,089	$24,015
Nov 23	$25,195	$26,208
Dec 23	$26,331	$27,399
Jan 24	$26,764	$27,859
Feb 24	$28,178	$29,347
Mar 24	$29,079	$30,291
Apr 24	$27,881	$29,054
May 24	$29,250	$30,494
Jun 24	$30,295	$31,589
Jul 24	$30,651	$31,973
Aug 24	$31,385	$32,749
Sep 24	$32,047	$33,448
Oct 24	$31,748	$33,145
Nov 24	$33,597	$35,090
Dec 24	$32,788	$34,254

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Class III Shares ...
	24.52%	14.10%	12.61%
S&P 500® Index...
	25.02	14.53	13.10

Key Fund statistics

Net Assets...
$2,850,673,634
Number of Portfolio Holdings...
506
Net Investment Advisory Fees...
$1,876,629
Portfolio Turnover Rate...
2%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

Performance shown prior to the Class III Shares recommencement date of February 14, 2018 is based upon the performance of the Fund’s Class I Shares, as adjusted to reﬂect the distribution (12b-1) fees applicable to Class III Shares.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2024)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
32.4%
Financials...
13.6
Consumer Discretionary...
11.2
Health Care...
10.1
Communication Services...
9.3
Industrials...
8.1
Consumer Staples...
5.5
Energy...
3.2
Utilities...
2.3
Real Estate...
2.1
Materials...
1.9
Short-Term Securities...
7.7
Liabilities in Excess of Other Assets...
(7.4)
...

Footnote	Description
Footnote(a)	For purpose of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock S&P 500 Index V.I. Fund

Class III Shares | IVIII

Annual Shareholder Report — December 31, 2024

IVIII-12/24-AR

BlackRock Small Cap Index V.I. Fund

Class I Shares | BSIVX

Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock Small Cap Index V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$23	0.22%

How did the Fund perform during the period?

For the reporting period ended December 31, 2024, the Fund's Class I Shares returned 11.31%.

For the same period, the Russell 3000® Index returned 23.81% and the Russell 2000® Index returned 11.54%.

In 2024, United States (“U.S.”) equity markets experienced significant growth, driven by investor optimism in artificial intelligence related companies and strong earnings reports. The Federal Reserve (“Fed”) maintained interest rates at first as inflation rose in February 2024 and labor market data remained strong, dampening expectations of rate cuts at the beginning of the year.

Large-cap equities continued to perform well into the second quarter 2024. The consumer price index (“CPI”) increased by 0.3% in April but remained flat from April to May, while the unemployment rate rose slightly from 3.9% to 4.0%. The Fed kept rates unchanged, leading to a rally in large-cap stocks, though small-cap equities lagged due to reduced rate cut expectations in the second quarter.

The third quarter of 2024 saw a mixture of optimism and caution. A weaker CPI in July extended the bull market, but a disappointing jobs report in August raised concerns about an economic slowdown. Market volatility increased due to geopolitical risks and U.S. Presidential Election developments. The Fed cut rates by 50 basis points in September 2024, boosting equity markets to new highs.

In the fourth quarter of 2024, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed Donald Trump's reelection, benefiting sectors aligned with his economic agenda. The Fed cut rates by 50 basis points across November and December, while still aiming to achieve it's goal of reducing inflation to it's 2% target. The Federal Open Market Committee revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation. Labor market conditions eased, with unemployment at 4.2% in November 2024.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2015 through December 31, 2024

Initial Investment of $10,000

	Class I Shares	Russell 3000® Index	Russell 2000® Index
Jan 15	$9,681	$9,722	$9,678
Feb 15	$10,253	$10,285	$10,253
Mar 15	$10,423	$10,180	$10,432
Apr 15	$10,156	$10,226	$10,165
May 15	$10,379	$10,368	$10,398
Jun 15	$10,453	$10,194	$10,475
Jul 15	$10,327	$10,365	$10,354
Aug 15	$9,673	$9,739	$9,703
Sep 15	$9,198	$9,455	$9,227
Oct 15	$9,710	$10,202	$9,747
Nov 15	$10,022	$10,258	$10,064
Dec 15	$9,514	$10,048	$9,559
Jan 16	$8,674	$9,481	$8,718
Feb 16	$8,674	$9,478	$8,718
Mar 16	$9,361	$10,145	$9,413
Apr 16	$9,506	$10,208	$9,561
May 16	$9,716	$10,391	$9,777
Jun 16	$9,716	$10,412	$9,770
Jul 16	$10,289	$10,825	$10,354
Aug 16	$10,467	$10,853	$10,537
Sep 16	$10,580	$10,870	$10,654
Oct 16	$10,079	$10,635	$10,148
Nov 16	$11,202	$11,111	$11,279
Dec 16	$11,508	$11,327	$11,595
Jan 17	$11,559	$11,541	$11,641
Feb 17	$11,778	$11,970	$11,866
Mar 17	$11,795	$11,978	$11,881
Apr 17	$11,922	$12,105	$12,012
May 17	$11,677	$12,229	$11,767
Jun 17	$12,082	$12,339	$12,174
Jul 17	$12,167	$12,572	$12,264
Aug 17	$12,015	$12,596	$12,108
Sep 17	$12,758	$12,903	$12,864
Oct 17	$12,868	$13,185	$12,974
Nov 17	$13,231	$13,585	$13,348
Dec 17	$13,182	$13,721	$13,294
Jan 18	$13,526	$14,444	$13,641
Feb 18	$13,001	$13,912	$13,113
Mar 18	$13,164	$13,633	$13,283
Apr 18	$13,273	$13,684	$13,397
May 18	$14,078	$14,071	$14,211
Jun 18	$14,177	$14,163	$14,312
Jul 18	$14,422	$14,633	$14,562
Aug 18	$15,037	$15,147	$15,190
Sep 18	$14,675	$15,172	$14,824
Oct 18	$13,084	$14,055	$13,214
Nov 18	$13,285	$14,336	$13,424
Dec 18	$11,700	$13,002	$11,830
Jan 19	$13,028	$14,118	$13,160
Feb 19	$13,698	$14,614	$13,845
Mar 19	$13,406	$14,828	$13,555
Apr 19	$13,869	$15,420	$14,015
May 19	$12,784	$14,422	$12,925
Jun 19	$13,686	$15,435	$13,839
Jul 19	$13,754	$15,664	$13,918
Aug 19	$13,083	$15,345	$13,231
Sep 19	$13,352	$15,614	$13,507
Oct 19	$13,706	$15,950	$13,862
Nov 19	$14,267	$16,557	$14,433
Dec 19	$14,672	$17,035	$14,849
Jan 20	$14,193	$17,016	$14,373
Feb 20	$13,003	$15,623	$13,163
Mar 20	$10,169	$13,475	$10,303
Apr 20	$11,566	$15,259	$11,718
May 20	$12,330	$16,075	$12,481
Jun 20	$12,757	$16,443	$12,922
Jul 20	$13,106	$17,376	$13,280
Aug 20	$13,848	$18,635	$14,028
Sep 20	$13,379	$17,957	$13,559
Oct 20	$13,665	$17,569	$13,843
Nov 20	$16,188	$19,707	$16,395
Dec 20	$17,582	$20,593	$17,813
Jan 21	$18,459	$20,501	$18,709
Feb 21	$19,607	$21,142	$19,876
Mar 21	$19,796	$21,900	$20,075
Apr 21	$20,215	$23,029	$20,497
May 21	$20,255	$23,134	$20,539
Jun 21	$20,634	$23,705	$20,937
Jul 21	$19,891	$24,105	$20,181
Aug 21	$20,328	$24,793	$20,632
Sep 21	$19,728	$23,681	$20,024
Oct 21	$20,559	$25,282	$20,876
Nov 21	$19,700	$24,897	$20,006
Dec 21	$20,144	$25,877	$20,453
Jan 22	$18,206	$24,355	$18,484
Feb 22	$18,391	$23,741	$18,681
Mar 22	$18,621	$24,512	$18,914
Apr 22	$16,776	$22,312	$17,039
May 22	$16,807	$22,282	$17,065
Jun 22	$15,408	$20,418	$15,661
Jul 22	$17,025	$22,333	$17,296
Aug 22	$16,683	$21,500	$16,942
Sep 22	$15,082	$19,506	$15,319
Oct 22	$16,730	$21,106	$17,005
Nov 22	$17,119	$22,208	$17,402
Dec 22	$16,022	$20,907	$16,273
Jan 23	$17,580	$22,347	$17,859
Feb 23	$17,278	$21,825	$17,557
Mar 23	$16,451	$22,408	$16,718
Apr 23	$16,165	$22,647	$16,418
May 23	$16,006	$22,735	$16,266
Jun 23	$17,310	$24,288	$17,589
Jul 23	$18,353	$25,158	$18,664
Aug 23	$17,429	$24,673	$17,731
Sep 23	$16,394	$23,497	$16,687
Oct 23	$15,278	$22,875	$15,549
Nov 23	$16,664	$25,008	$16,956
Dec 23	$18,698	$26,334	$19,028
Jan 24	$17,972	$26,626	$18,288
Feb 24	$18,979	$28,067	$19,322
Mar 24	$19,655	$28,973	$20,013
Apr 24	$18,269	$27,698	$18,605
May 24	$19,177	$29,006	$19,538
Jun 24	$18,995	$29,904	$19,357
Jul 24	$20,922	$30,460	$21,324
Aug 24	$20,607	$31,123	$21,006
Sep 24	$20,757	$31,767	$21,152
Oct 24	$20,442	$31,534	$20,847
Nov 24	$22,696	$33,632	$23,134
Dec 24	$20,814	$32,604	$21,223

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Class I Shares ...
	11.31%	7.24%	7.61%
Russell 3000® Index...
	23.81	13.86	12.55
Russell 2000® Index...
	11.54	7.40	7.82

Key Fund statistics

Net Assets...
$334,973,231
Number of Portfolio Holdings...
1,972
Net Investment Advisory Fees...
$256,820
Portfolio Turnover Rate...
14%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

On October 29, 2018, the Fund acquired all of the assets and assumed certain stated liabilities of the Small Cap Equity Index Fund (the “Predecessor Fund”), a series of State Farm Variable Product Trust, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization; accordingly, the Fund assumed the performance and financial history of the Predecessor Fund upon completion of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2024)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Financials...
18.5%
Industrials...
17.7
Health Care...
16.2
Information Technology...
13.8
Consumer Discretionary...
9.7
Real Estate...
6.0
Energy...
5.1
Materials...
4.2
Consumer Staples...
2.8
Communication Services...
2.7
Utilities...
2.7
Short-Term Securities...
17.0
Liabilities in Excess of Other Assets...
(16.4)

Footnote	Description
Footnote(a)	For purpose of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Small Cap Index V.I. Fund

Class I Shares | BSIVX

Annual Shareholder Report — December 31, 2024

BSIVX-12/24-AR

BlackRock Small Cap Index V.I. Fund

Class III Shares | BSIYX

Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock Small Cap Index V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$49	0.47%

How did the Fund perform during the period?

For the reporting period ended December 31, 2024, the Fund's Class III Shares returned 11.07%.

For the same period, the Russell 3000® Index returned 23.81% and the Russell 2000® Index returned 11.54%.

In 2024, United States (“U.S.”) equity markets experienced significant growth, driven by investor optimism in artificial intelligence related companies and strong earnings reports. The Federal Reserve (“Fed”) maintained interest rates at first as inflation rose in February 2024 and labor market data remained strong, dampening expectations of rate cuts at the beginning of the year.

Large-cap equities continued to perform well into the second quarter 2024. The consumer price index (“CPI”) increased by 0.3% in April but remained flat from April to May, while the unemployment rate rose slightly from 3.9% to 4.0%. The Fed kept rates unchanged, leading to a rally in large-cap stocks, though small-cap equities lagged due to reduced rate cut expectations in the second quarter.

The third quarter of 2024 saw a mixture of optimism and caution. A weaker CPI in July extended the bull market, but a disappointing jobs report in August raised concerns about an economic slowdown. Market volatility increased due to geopolitical risks and U.S. Presidential Election developments. The Fed cut rates by 50 basis points in September 2024, boosting equity markets to new highs.

In the fourth quarter of 2024, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed Donald Trump's reelection, benefiting sectors aligned with his economic agenda. The Fed cut rates by 50 basis points across November and December, while still aiming to achieve it's goal of reducing inflation to it's 2% target. The Federal Open Market Committee revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation. Labor market conditions eased, with unemployment at 4.2% in November 2024.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2015 through December 31, 2024

Initial Investment of $10,000

	Class III Shares	Russell 3000® Index	Russell 2000® Index
Jan 15	$9,678	$9,722	$9,678
Feb 15	$10,248	$10,285	$10,253
Mar 15	$10,417	$10,180	$10,432
Apr 15	$10,148	$10,226	$10,165
May 15	$10,368	$10,368	$10,398
Jun 15	$10,440	$10,194	$10,475
Jul 15	$10,312	$10,365	$10,354
Aug 15	$9,657	$9,739	$9,703
Sep 15	$9,180	$9,455	$9,227
Oct 15	$9,690	$10,202	$9,747
Nov 15	$9,999	$10,258	$10,064
Dec 15	$9,490	$10,048	$9,559
Jan 16	$8,651	$9,481	$8,718
Feb 16	$8,649	$9,478	$8,718
Mar 16	$9,332	$10,145	$9,413
Apr 16	$9,475	$10,208	$9,561
May 16	$9,682	$10,391	$9,777
Jun 16	$9,680	$10,412	$9,770
Jul 16	$10,249	$10,825	$10,354
Aug 16	$10,424	$10,853	$10,537
Sep 16	$10,534	$10,870	$10,654
Oct 16	$10,033	$10,635	$10,148
Nov 16	$11,149	$11,111	$11,279
Dec 16	$11,451	$11,327	$11,595
Jan 17	$11,499	$11,541	$11,641
Feb 17	$11,715	$11,970	$11,866
Mar 17	$11,729	$11,978	$11,881
Apr 17	$11,853	$12,105	$12,012
May 17	$11,607	$12,229	$11,767
Jun 17	$12,007	$12,339	$12,174
Jul 17	$12,089	$12,572	$12,264
Aug 17	$11,935	$12,596	$12,108
Sep 17	$12,671	$12,903	$12,864
Oct 17	$12,777	$13,185	$12,974
Nov 17	$13,135	$13,585	$13,348
Dec 17	$13,084	$13,721	$13,294
Jan 18	$13,422	$14,444	$13,641
Feb 18	$12,899	$13,912	$13,113
Mar 18	$13,058	$13,633	$13,283
Apr 18	$13,163	$13,684	$13,397
May 18	$13,959	$14,071	$14,211
Jun 18	$14,054	$14,163	$14,312
Jul 18	$14,293	$14,633	$14,562
Aug 18	$14,900	$15,147	$15,190
Sep 18	$14,539	$15,172	$14,824
Oct 18	$12,960	$14,055	$13,214
Nov 18	$13,156	$14,336	$13,424
Dec 18	$11,583	$13,002	$11,830
Jan 19	$12,896	$14,118	$13,160
Feb 19	$13,557	$14,614	$13,845
Mar 19	$13,265	$14,828	$13,555
Apr 19	$13,720	$15,420	$14,015
May 19	$12,644	$14,422	$12,925
Jun 19	$13,533	$15,435	$13,839
Jul 19	$13,598	$15,664	$13,918
Aug 19	$12,932	$15,345	$13,231
Sep 19	$13,194	$15,614	$13,507
Oct 19	$13,541	$15,950	$13,862
Nov 19	$14,093	$16,557	$14,433
Dec 19	$14,490	$17,035	$14,849
Jan 20	$14,014	$17,016	$14,373
Feb 20	$12,836	$15,623	$13,163
Mar 20	$10,037	$13,475	$10,303
Apr 20	$11,413	$15,259	$11,718
May 20	$12,164	$16,075	$12,481
Jun 20	$12,583	$16,443	$12,922
Jul 20	$12,925	$17,376	$13,280
Aug 20	$13,653	$18,635	$14,028
Sep 20	$13,189	$17,957	$13,559
Oct 20	$13,468	$17,569	$13,843
Nov 20	$15,951	$19,707	$16,395
Dec 20	$17,320	$20,593	$17,813
Jan 21	$18,181	$20,501	$18,709
Feb 21	$19,311	$21,142	$19,876
Mar 21	$19,483	$21,900	$20,075
Apr 21	$19,896	$23,029	$20,497
May 21	$19,922	$23,134	$20,539
Jun 21	$20,308	$23,705	$20,937
Jul 21	$19,564	$24,105	$20,181
Aug 21	$19,993	$24,793	$20,632
Sep 21	$19,402	$23,681	$20,024
Oct 21	$20,221	$25,282	$20,876
Nov 21	$19,362	$24,897	$20,006
Dec 21	$19,788	$25,877	$20,453
Jan 22	$17,880	$24,355	$18,484
Feb 22	$18,077	$23,741	$18,681
Mar 22	$18,289	$24,512	$18,914
Apr 22	$16,472	$22,312	$17,039
May 22	$16,503	$22,282	$17,065
Jun 22	$15,140	$20,418	$15,661
Jul 22	$16,718	$22,333	$17,296
Aug 22	$16,366	$21,500	$16,942
Sep 22	$14,789	$19,506	$15,319
Oct 22	$16,412	$21,106	$17,005
Nov 22	$16,794	$22,208	$17,402
Dec 22	$15,706	$20,907	$16,273
Jan 23	$17,238	$22,347	$17,859
Feb 23	$16,941	$21,825	$17,557
Mar 23	$16,128	$22,408	$16,718
Apr 23	$15,831	$22,647	$16,418
May 23	$15,675	$22,735	$16,266
Jun 23	$16,941	$24,288	$17,589
Jul 23	$17,967	$25,158	$18,664
Aug 23	$17,058	$24,673	$17,731
Sep 23	$16,056	$23,497	$16,687
Oct 23	$14,944	$22,875	$15,549
Nov 23	$16,306	$25,008	$16,956
Dec 23	$18,286	$26,334	$19,028
Jan 24	$17,574	$26,626	$18,288
Feb 24	$18,562	$28,067	$19,322
Mar 24	$19,209	$28,973	$20,013
Apr 24	$17,849	$27,698	$18,605
May 24	$18,740	$29,006	$19,538
Jun 24	$18,562	$29,904	$19,357
Jul 24	$20,437	$30,460	$21,324
Aug 24	$20,128	$31,123	$21,006
Sep 24	$20,258	$31,767	$21,152
Oct 24	$19,965	$31,534	$20,847
Nov 24	$22,145	$33,632	$23,134
Dec 24	$20,310	$32,604	$21,223

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Class III Shares ...
	11.07%	6.99%	7.34%
Russell 3000® Index...
	23.81	13.86	12.55
Russell 2000® Index...
	11.54	7.40	7.82

Key Fund statistics

Net Assets...
$334,973,231
Number of Portfolio Holdings...
1,972
Net Investment Advisory Fees...
$256,820
Portfolio Turnover Rate...
14%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

On October 29, 2018, the Fund acquired all of the assets and assumed certain stated liabilities of the Small Cap Equity Index Fund (the “Predecessor Fund”), a series of State Farm Variable Product Trust, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization; accordingly, the Fund assumed the performance and financial history of the Predecessor Fund upon completion of the Reorganization.

Performance shown prior to the Class III Shares commencement date of February 9, 2021 is based upon the performance of the Fund’s Class I Shares, as adjusted to reﬂect the distribution (12b-1) fees applicable to Class III Shares.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2024)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Financials...
18.5%
Industrials...
17.7
Health Care...
16.2
Information Technology...
13.8
Consumer Discretionary...
9.7
Real Estate...
6.0
Energy...
5.1
Materials...
4.2
Consumer Staples...
2.8
Communication Services...
2.7
Utilities...
2.7
Short-Term Securities...
17.0
Liabilities in Excess of Other Assets...
(16.4)

Footnote	Description
Footnote(a)	For purpose of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Small Cap Index V.I. Fund

Class III Shares | BSIYX

Annual Shareholder Report — December 31, 2024

BSIYX-12/24-AR

 (b) Not Applicable

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-537-4942.

Item 3 –  Audit Committee Financial Expert – The registrant’s board of directors (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty
Henry R. Keizer
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock 60/40 Target Allocation ETF V.I. Fund	$20,808	$20,808	$0	$0	$14,000	$14,000	$0	$407
BlackRock Advantage Large Cap Core V.I. Fund	$30,906	$30,906	$0	$0	$13,200	$13,200	$0	$407
BlackRock Advantage Large Cap Value V.I. Fund	$22,440	$22,440	$0	$0	$13,200	$13,200	$0	$407
BlackRock Advantage SMID Cap V.I. Fund	$27,744	$27,744	$0	$0	$13,200	$13,200	$0	$407
BlackRock Basic Value V.I. Fund	$31,212	$31,212	$0	$0	$13,200	$13,200	$0	$407
BlackRock Capital Appreciation V.I. Fund	$25,092	$25,092	$0	$6,500	$13,200	$13,200	$0	$407
BlackRock Equity Dividend V.I. Fund	$19,992	$19,992	$0	$0	$13,200	$13,200	$0	$407
BlackRock Global Allocation V.I. Fund	$52,326	$52,326	$0	$0	$24,800	$24,800	$0	$407
BlackRock Government Money Market V.I. Fund	$27,030	$27,030	$0	$0	$9,900	$9,900	$0	$407
BlackRock International Index V.I. Fund	$35,496	$35,496	$0	$0	$14,200	$14,200	$0	$407
BlackRock International V.I. Fund	$30,702	$30,702	$0	$0	$14,200	$14,200	$0	$407
BlackRock Large Cap Focus Growth V.I. Fund	$22,440	$22,440	$0	$6,500	$13,200	$13,200	$0	$407
BlackRock Managed Volatility V.I. Fund	$35,292	$35,292	$0	$0	$24,800	$24,800	$0	$407
BlackRock S&P 500 Index V.I. Fund	$30,906	$30,906	$0	$0	$13,200	$13,200	$0	$407
BlackRock Small Cap Index V.I. Fund	$32,436	$32,436	$0	$0	$13,200	$13,200	$0	$407

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149,000	$2,154,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3 Non-audit fees of $2,149,000 and $2,154,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription.  These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

               (e)(1) Audit Committee Pre-Approval Policies and Procedures:
          The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock 60/40 Target Allocation ETF V.I. Fund	$14,000	$14,407
BlackRock Advantage Large Cap Core V.I. Fund	$13,200	$13,607
BlackRock Advantage Large Cap Value V.I. Fund	$13,200	$13,607
BlackRock Advantage SMID Cap V.I. Fund	$13,200	$13,607
BlackRock Basic Value V.I. Fund	$13,200	$13,607
BlackRock Capital Appreciation V.I. Fund	$13,200	$20,107
BlackRock Equity Dividend V.I. Fund	$13,200	$13,607
BlackRock Global Allocation V.I. Fund	$24,800	$25,207
BlackRock Government Money Market V.I. Fund	$9,900	$10,307
BlackRock International Index V.I. Fund	$14,200	$14,607
BlackRock International V.I. Fund	$14,200	$14,607
BlackRock Large Cap Focus Growth V.I. Fund	$13,200	$20,107
BlackRock Managed Volatility V.I. Fund	$24,800	$25,207
BlackRock S&P 500 Index V.I. Fund	$13,200	$13,607
BlackRock Small Cap Index V.I. Fund	$13,200	$13,607

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,154,000
              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.
              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser, and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies
(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
December 31, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Annual Financial
Statements and Additional
Information
BlackRock Variable Series Funds, Inc.
BlackRock Variable Series Funds II, Inc.

December 31, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Annual Financial
Statements and Additional
Information
BlackRock Variable Series Funds, Inc.
BlackRock 60/40 Target Allocation ETF V.I. Fund

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
December 31, 2024
BlackRock 60/40 Target Allocation ETF V.I. Fund
2
(Percentages shown are based on Net Assets)
Security Shares Value
Investment Companies
(a)
Equity Funds — 63.6%
iShares Core MSCI Emerging Markets ETF
(b)
. 175,591 $ 9,169,362
iShares Core S&P 500 ETF ............. 165,091 97,185,770
iShares MSCI EAFE Growth ETF
(b)
........ 355,317 34,405,345
iShares MSCI EAFE Value ETF
(b)
......... 658,107 34,530,874
iShares MSCI Emerging Markets ex China
ETF
(b)
.......................... 291,298 16,152,474
iShares MSCI USA Momentum Factor ETF
(b)
. 126,538 26,183,243
iShares MSCI USA Quality Factor ETF
(b)
.... 370,714 66,016,749
iShares S&P 500 Growth ETF
(b)
.......... 495,541 50,312,278
iShares S&P 500 Value ETF
(b)
........... 139,545 26,636,350
iShares U.S. Infrastructure ETF
(b)
......... 134,484 6,225,264
iShares U.S. Technology ETF
(b)
.......... 99,978 15,948,491
382,766,200
Fixed-Income Funds — 36.1%
iShares 20+ Year Treasury Bond ETF ...... 160,158 13,986,598
iShares Core Total USD Bond Market ETF
(b)
.. 3,566,126 161,188,895
iShares J.P. Morgan USD Emerging Markets
Bond ETF
(b)
...................... 72,602 6,464,482
iShares MBS ETF
(b)
.................. 390,151 35,769,044
217,409,019
Total Long-Term Investments — 99 .7%
(Cost: $ 565,029,771 ) .............................. 600,175,219
Security Shares Value
Short-Term Securities
Money Market Funds — 42 .8%
(a) (c)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.63%
(d)
................... 256,131,588 $ 256,259,653
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.36% ..................... 1,126,765 1,126,765
Total Short-Term Securities — 42 .8%
(Cost: $ 257,406,957 ) .............................. 257,386,418
Total Investments — 142 .5%
(Cost: $ 822,436,728 ) .............................. 857,561,637
Liabilities in Excess of Other Assets — (42.5) % ............ (255,905,483)
Net Assets — 100.0% ............................... $ 601,656,154
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
December 31, 2024
BlackRock 60/40 Target Allocation ETF V.I. Fund
Schedule of Investments
3
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
Shares
Held at
12/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 256,304,568
(a)
$ — $ (24,377) $ (20,538) $ 256,259,653 256,131,588 $ 461,367
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,724,850 — (583,465)
(a)
(14,620) — 1,126,765 1,126,765 70,016 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 101,778,973 — (101,760,775)
(a)
(18,198) — — — — —
iShares 20+ Year Treasury
Bond ETF ............ 16,879,211 2,749,732 (3,877,148) (151,781) (1,613,416) 13,986,598 160,158 604,421 —
iShares Core MSCI Emerging
Markets ETF .......... 9,754,454 9,151,350 (9,848,452) 495,981 (383,971) 9,169,362 175,591 319,667 —
iShares Core S&P 500 ETF .. 157,146,957 30,056,040 (116,718,567) 30,420,884 (3,719,544) 97,185,770 165,091 1,363,196 —
iShares Core Total USD Bond
Market ETF .......... 91,295,030 84,223,384 (11,474,904) (1,399,757) (1,454,858) 161,188,895 3,566,126 5,685,048 —
iShares Global Energy ETF
(c)
. 4,083,397 588,639 (5,001,464) 39,718 289,710 — — — —
iShares High Yield Systematic
Bond ETF
(c)
.......... — 7,220,146 (7,128,248) (91,898) — — — 73,699 —
iShares iBoxx $ Investment
Grade Corporate Bond
ETF
(c)
.............. 13,743,197 12,367 (13,597,725) 570,942 (728,781) — — — —
iShares J.P. Morgan USD
Emerging Markets Bond
ETF ................ 5,110,085 3,254,492 (1,901,534) 58,510 (57,071) 6,464,482 72,602 345,387 —
iShares MBS ETF ........ 28,021,258 9,144,387 (572,984) 25,477 (849,094) 35,769,044 390,151 1,231,569 —
iShares MSCI EAFE Growth
ETF ................ 17,406,850 25,261,644 (7,037,930) 1,226,859 (2,452,078) 34,405,345 355,317 547,594 —
iShares MSCI EAFE Value ETF 28,464,522 21,567,991 (15,246,343) 820,665 (1,075,961) 34,530,874 658,107 1,032,893 —
iShares MSCI Emerging
Markets ex China ETF ... 4,804,102 12,136,689 (182,320) 24,380 (630,377) 16,152,474 291,298 370,661 —
iShares MSCI USA Momentum
Factor ETF ........... — 25,225,442 (215,969) 2,525 1,171,245 26,183,243 126,538 149,288 —
iShares MSCI USA Quality
Factor ETF ........... 33,097,672 47,591,954 (21,982,698) 5,003,000 2,306,821 66,016,749 370,714 638,655 —
iShares S&P 100 ETF
(c)
.... 9,383,497 8,495 (9,733,275) 1,250,070 (908,787) — — — —
iShares S&P 500 Growth ETF 9,305,491 47,860,996 (15,166,392) 1,583,737 6,728,446 50,312,278 495,541 199,981 —
iShares S&P 500 Value ETF . — 25,236,723 (597,494) 51,835 1,945,286 26,636,350 139,545 507,232 —
iShares Treasury Floating Rate
Bond ETF
(c)
.......... 22,183,786 265,860 (22,510,305) (2,398) 63,057 — — 114,208 —
iShares U.S. Infrastructure ETF 4,717,389 893,337 (105,468) 15,391 704,615 6,225,264 134,484 101,750 —
iShares U.S. Technology ETF 13,829,997 2,235,575 (4,049,422) 1,968,301 1,964,040 15,948,491 99,978 35,498 —
$ 41,855,246 $ 1,278,744 $ 857,561,637 $ 13,852,130 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock 60/40 Target Allocation ETF V.I. Fund
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies .................................... $ 600,175,219 $ — $ — $ 600,175,219
Short-Term Securities
Money Market Funds ...................................... 257,386,418 — — 257,386,418
$ 857,561,637 $ — $ — $ 857,561,637

Statement of Assets and Liabilities
December 31, 2024
5
Statement of Assets and Liabilities
See notes to financial statements.
BlackRock
60/40 Target
Allocation ETF
V.I. Fund
ASSETS
Investments, at value — affiliated
(a) (b)
......................................................................................... $ 857,561,637
Receivables: –
Securities lending income — affiliated ...................................................................................... 91,541
Capital shares sold ................................................................................................... 860,167
Dividends — affiliated ................................................................................................. 23,584
Prepaid e xpenses ..................................................................................................... 1,708
Total a ssets .........................................................................................................
858,538,637
LIABILITIES
Collateral on securities loaned ............................................................................................. 256,324,200
Payables: –
Accounting services fees ............................................................................................... 29,191
Capital shares redeemed ............................................................................................... 27,618
Distribution fees ..................................................................................................... 27,019
Interest expense .................................................................................................... 671
Investment advisory fees .............................................................................................. 70,716
Directors' and Officer's fees ............................................................................................. 488
Printing and postage fees .............................................................................................. 46,948
Professional fees .................................................................................................... 37,321
Transfer agent fees .................................................................................................. 308,679
Other accrued expenses ............................................................................................... 9,632
Total li abilities ........................................................................................................
256,882,483
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 601,656,154
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 565,419,022
Accumulated earnings .................................................................................................. 36,237,132
NET ASSETS ........................................................................................................
$ 601,656,154
(a)
  Investments, at cost — affiliated ................................................................................... $ 822,436,728
(b)
  Securities loaned, at value — affiliated ............................................................................... $ 250,108,536

Statement of Assets and Liabilities
(continued)
December 31, 2024
2024
BlackRock Annual Financial Statements and Additional Information
6
See notes to financial statements.
BlackRock 60/40
Target Allocation
ETF V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 469,135,992
Shares outstanding ...................................................................................................
34,378,651
Net asset value .....................................................................................................
$ 13.65
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 132,520,162
Shares outstanding ...................................................................................................
9,795,162
Net asset value .....................................................................................................
$ 13.53
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10

Statement of Operations
Year Ended December 31, 2024
7
Statement of Operations
See notes to financial statements.
BlackRock
60/40 Target
Allocation ETF
V.I. Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 13,390,763
Interest — unaffiliated ................................................................................................. 17,261
Securities lending income — affiliated — net ................................................................................. 461,367
Total investment income .................................................................................................
13,869,391
EXPENSES
Transfer agent — class specific .......................................................................................... 1,116,811
Investment advisory .................................................................................................. 801,682
Distribution — class specific ............................................................................................ 258,636
Professional ....................................................................................................... 95,392
Accounting services .................................................................................................. 58,903
Printing and postage ................................................................................................. 34,557
Custodian ......................................................................................................... 11,582
Directors and Officer ................................................................................................. 11,537
Transfer agent ...................................................................................................... 4,993
Miscellaneous ...................................................................................................... 8,293
Total expenses excluding interest expense .....................................................................................
2,402,386
Interest expense .................................................................................................... 5,054
Total expenses .......................................................................................................
2,407,440
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (35,973)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (1,092,242)
Total expenses after fees waived and/or reimbursed ..............................................................................
1,279,225
Net investment income ..................................................................................................
12,590,166
REALIZED AND UNREALIZED GAIN (LOSS) $ 43,133,990
Net realized gain from investments - affiliated ................................................................................. 41,855,246
Net change in unrealized appreciation on investments - affiliated .................................................................... 1,278,744
Net realized and unrealized gain ...........................................................................................
43,133,990
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 55,724,156

Statements of Changes in Net Assets

2024
BlackRock Annual Financial Statements and Additional Information
8
See notes to financial statements.
BlackRock 60/40 Target Allocation ETF
V.I. Fund
Year Ended
12/31/24
Year Ended
12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 12,590,166  $ 10,153,225
Net realized gain (loss) .............................................................................. 41,855,246  (4,935,767)
Net change in unrealized appreciation (depreciation) .......................................................... 1,278,744  55,513,067
Net increase in net assets resulting from operations ............................................................. 55,724,156  60,730,525
DISTRIBUTIONS TO SHAREHOLDERS
(a)
From net investment income:
Class I ........................................................................................ (36,418,297) (7,564,768)
Class III ....................................................................................... (10,152,880) (1,405,606)
Return of capital:
Class I ........................................................................................ —  (109,116)
Class III ....................................................................................... —  (20,275)
Decrease in net assets resulting from distributions to shareholders ................................................... (46,571,177) (9,099,765)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ................................................... 122,739,463  41,173,739
NET ASSETS
Total increase in net assets ............................................................................. 131,892,442  92,804,499
Beginning of year .................................................................................... 469,763,712  376,959,213
End of year ........................................................................................
$ 601,656,154  $ 469,763,712
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
9
Financial Highlights
BlackRock 60/40 Target Allocation ETF V.I. Fund
Class I
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of year ..............................
$ 13.25  $ 11.69  $ 14.03  $ 13.72  $ 12.17
Net investment income
(a)
....................................
0 .34  0 .31  0 .29  0 .31  0 .22
Net realized and unrealized gain (loss) ...........................
1 .21  1 .52  ( 2 .37 ) 1 .33  1 .57
Net increase (decrease) from investment operations ................... 1.55  1.83  (2.08) 1.64  1.79
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .33 ) ( 0 .27 ) ( 0 .26 ) ( 0 .28 ) ( 0 .21 )
From net realized gain ...................................... ( 0 .82 ) —  ( 0 .00 )
(c)
( 1 .05 ) ( 0 .03 )
Return of capital .......................................... —  ( 0 .00 )
(c)
—  —  —
Total distributions ........................................... (1.15) (0.27) (0.26) (1.33) (0.24)
Net asset value, end of year .................................. $ 13.65  $ 13.25  $ 11.69  $ 14.03  $ 13.72
Total Return
(d)
Based on net asset value ..................................... 11.64% 15.62% (14.82)% 11.99% 14.67%
Ratios to Average Net Assets
(e)
Total expen ses ............................................
0.40% 0.39% 0.41% 0.46% 0.53%
Total expenses after fees waived and/or reimbursed ...................
0.19% 0.19% 0.19% 0.19% 0.19%
Net investment income ......................................
2.39% 2.48% 2.32% 2.10% 1.78%
Supplemental Data
Net assets, end of year (000) ................................... $ 469,136  $ 389,689  $ 322,847  $ 338,569  $ 243,296
Portfolio turnover rate ........................................ 50% 62% 57% 62% 89%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information
10
BlackRock 60/40 Target Allocation ETF V.I. Fund
Class III
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of year ..............................
$ 13.15  $ 11.61  $ 13.94  $ 13.65  $ 12.12
Net investment income
(a)
....................................
0 .32  0 .28  0 .26  0 .30  0 .19
Net realized and unrealized gain (loss) ...........................
1 .18  1 .50  ( 2 .36 ) 1 .30  1 .55
Net increase (decrease) from investment operations ................... 1.50  1.78  (2.10) 1.60  1.74
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .30 ) ( 0 .24 ) ( 0 .23 ) ( 0 .26 ) ( 0 .18 )
From net realized gain ...................................... ( 0 .82 ) —  ( 0 .00 )
(c)
( 1 .05 ) ( 0 .03 )
Return of capital .......................................... —  ( 0 .00 )
(c)
—  —  —
Total distributions ........................................... (1.12) (0.24) (0.23) (1.31) (0.21)
Net asset value, end of year .................................. $ 13.53  $ 13.15  $ 11.61  $ 13.94  $ 13.65
Total Return
(d)
Based on net asset value ..................................... 11.36% 15.32% (15.04)% 11.70% 14.35%
Ratios to Average Net Assets
(e)
Total expen ses ............................................
0.66% 0.65% 0.63% 0.71% 0.77%
Total expenses after fees waived and/or reimbursed ...................
0.44% 0.44% 0.44% 0.44% 0.44%
Net investment income ......................................
2.22% 2.29% 2.14% 2.05% 1.56%
Supplemental Data
Net assets, end of year (000) ................................... $ 132,520  $ 80,075  $ 54,112  $ 44,504  $ 20,623
Portfolio turnover rate ........................................ 50% 62% 57% 62% 89%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Notes to Financial Statements
11
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock 60/40 Target
Allocation ETF V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The portion of distributions, if any, that exceeds a fund's current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S.
federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or results of operations.
The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
12
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – affiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(continued)
13
Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2024, the class specific distribution fees borne directly by Class III were $258,636.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific  in the Statement of Operations. For the year ended December 31, 2024 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2024, the amount waived was $1,066.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Barclays Capital, Inc. .............................. $ 2,375,025 $ (2,375,025) $ — $ —
BMO Capital Markets Corp. .......................... 4,520 (4,520) — —
BNP Paribas SA ................................. 11,723,982 (11,723,982) — —
BofA Securities, Inc. ............................... 34,941,812 (34,941,812) — —
Citigroup Global Markets, Inc. ........................ 8,278,082 (8,278,082) — —
Goldman Sachs & Co. LLC .......................... 72,484,479 (72,484,479) — —
J.P. Morgan Securities LLC .......................... 98,162,747 (98,162,747) — —
SG Americas Securities LLC ......................... 12,270,272 (12,270,272) — —
Toronto-Dominion Bank ............................ 6,349,977 (6,349,977) — —
UBS Securities LLC ............................... 3,517,640 (3,517,640) — —
$ 250,108,536 $ (250,108,536) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.150%
$1 billion - $3 billion ..................................................................................................... 0.140
$3 billion - $5 billion ..................................................................................................... 0.135
Greater than $5 billion ................................................................................................... 0.130
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 892,648 $ 224,163 $ 1,116,811

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
14
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund's assets invested in affiliated equity and fixed-income mutual funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days' notice by a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2024, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2024, the Manager waived and/or reimbursed investment advisory fees of $34,907, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts reimbursed by the Manager are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of Operations. For the year ended December 31, 2024, Transfer agent fees reimbursed by the Manager — class specific reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2024, the Fund paid BIM $96,873 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2024, the Fund did not participate in the Interfund Lending Program.
Class I Class III
Expense Limitations .................................................................................. 0.19% 0.44%
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 873,272
Class III ...................................................................................................... 218,970
$ 1,092,242

Notes to Financial Statements
(continued)
15
Notes to Financial Statements
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
6. PURCHASES AND SALES
For the year ended December 31, 2024, purchases and sales of investments, excluding short-term securities, were $354,685,244 and $266,948,646, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund's NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to certain deemed distributions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of December 31, 2024, the tax components of accumulated earnings (loss) were as follows:
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
During the year ended December 31, 2024, the Fund utilized the following amount of its capital loss carryforward:
As of December 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Fund Name Paid-in Capital
Accumulated
Earnings (Loss)
BlackRock 60/40 Target Allocation ETF V.I. Fund ..................................................... $ 967,000 $ (967,000)
Fund Name
Year Ended
12/31/24
Year Ended
12/31/23
BlackRock 60/40 Target Allocation ETF V.I. Fund
Ordinary income ...................................................................................... $ 16,463,609 $ 8,970,374
Long-term capital gains ................................................................................. 30,107,568 —
Return of capital ...................................................................................... — 129,391
$ 46,571,177 $ 9,099,765
Fund Name
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Net Unrealized
Gains (Losses)
(a)
Total
BlackRock 60/40 Target Allocation ETF V.I. Fund ................................... $ 1,222,320 $ 1,675,057 $ 33,339,755 $ 36,237,132
Fund Name Amount Utilized
BlackRock 60/40 Target Allocation ETF V.I. Fund ............................................................................... $ 6,564,925
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock 60/40 Target Allocation ETF V.I. Fund ............................ $ 824,221,882 $ 44,309,815 $ (10,970,060) $ 33,339,755

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
16
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2024, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(continued)
17
Notes to Financial Statements
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/24
Year Ended
12/31/23
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock 60/40 Target Allocation ETF V.I. Fund
Class I
Shares sold .............................................
4,917,555 $ 70,636,129 3,311,784 $ 41,645,991
Shares issued in reinvestment of distributions ........................
2,648,604 36,418,297 577,885 7,673,884
Shares redeemed .........................................
(2,607,440) (36,912,527) (2,089,557) (26,023,362)
4,958,719 $ 70,141,899 1,800,112 $ 23,296,513
Class III
Shares sold .............................................
3,566,207 $ 51,002,687 1,920,041 $ 23,804,584
Shares issued in reinvestment of distributions ........................
744,892 10,152,880 108,192 1,425,881
Shares redeemed .........................................
(605,987) (8,558,003) (598,921) (7,353,239)
3,705,112 $ 52,597,564 1,429,312 $ 17,877,226
8,663,831 $ 122,739,463 3,229,424 $ 41,173,739

Report of Independent Registered Public Accounting Firm
2024
BlackRock Annual Financial Statements and Additional Information
18
To the Shareholders of BlackRock 60/40 Target Allocation ETF V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock 60/40 Target Allocation ETF V.I. Fund of BlackRock Variable Series Funds, Inc. (the
“Fund”), including the schedule of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2024, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 17, 2025
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in these Financial Statements
19
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
EAFE Europe, Australasia and Far East
ETF Exchange-Traded Fund
MBS Mortgage-Backed Securities
MSCI Morgan Stanley Capital International
Currency Abbreviation
USD United States Dollar

December 31, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Annual Financial
Statements and Additional
Information
BlackRock Variable Series Funds, Inc.
BlackRock Advantage Large Cap Core V.I. Fund

Derivative Financial Instruments
2024
BlackRock Annual Financial Statements and Additional Information
2
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
December 31, 2024
BlackRock Advantage Large Cap Core V.I. Fund
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.1%
General Electric Co. .................. 1,227 $ 204,651
HEICO Corp. , Class A ................. 1,433 266,653
Lockheed Martin Corp. ................ 3,267 1,587,566
Northrop Grumman Corp. .............. 4,315 2,024,986
RTX Corp. ........................ 1,289 149,163
4,233,019
Air Freight & Logistics — 0.4%
Expeditors International of Washington, Inc. .. 6,153 681,568
United Parcel Service, Inc. , Class B ....... 133 16,771
698,339
Automobile Components — 0.2%
(a)
BorgWarner, Inc. .................... 7,469 237,439
Lear Corp. ........................ 1,107 104,833
342,272
Automobiles — 1.8%
Tesla, Inc.
(b)
........................ 9,086 3,669,290
Banks — 4.0%
Bank of America Corp. ................ 59,749 2,625,969
Citigroup, Inc. ...................... 24,180 1,702,030
JPMorgan Chase & Co. ............... 9,004 2,158,349
PNC Financial Services Group, Inc. (The) ... 7,721 1,488,995
7,975,343
Biotechnology — 2.5%
AbbVie, Inc. ....................... 966 171,658
Amgen, Inc. ....................... 1,374 358,119
Biogen, Inc.
(b)
...................... 7,150 1,093,378
BioMarin Pharmaceutical, Inc.
(b)
.......... 9,743 640,407
Gilead Sciences, Inc. ................. 3,062 282,837
Ionis Pharmaceuticals, Inc.
(b)
............ 5,502 192,350
Moderna, Inc.
(b)
..................... 1,005 41,788
Natera, Inc.
(b)
...................... 2,479 392,426
Neurocrine Biosciences, Inc.
(b)
........... 7,067 964,646
Regeneron Pharmaceuticals, Inc.
(b)
........ 540 384,658
Ultragenyx Pharmaceutical, Inc.
(b)
......... 4,445 187,001
United Therapeutics Corp.
(b)
............. 800 282,272
4,991,540
Broadline Retail — 4.5%
(b)
Amazon.com, Inc. ................... 40,287 8,838,565
Etsy, Inc. ......................... 686 36,283
8,874,848
Building Products — 0.9%
Trane Technologies plc ................ 4,841 1,788,023
Capital Markets — 4.6%
Charles Schwab Corp. (The) ............ 4,620 341,926
CME Group, Inc. , Class A .............. 7,859 1,825,096
Interactive Brokers Group, Inc. , Class A ..... 2,307 407,578
Intercontinental Exchange, Inc. .......... 13,109 1,953,372
Invesco Ltd. ....................... 85,656 1,497,267
Moody's Corp. ...................... 917 434,080
Morgan Stanley ..................... 12,520 1,574,014
MSCI, Inc. ........................ 452 271,205
Nasdaq, Inc. ....................... 1,618 125,088
S&P Global, Inc. .................... 515 256,485
State Street Corp. ................... 4,116 403,985
9,090,096
Chemicals — 0.5%
Ecolab, Inc. ....................... 680 159,338
Huntsman Corp. .................... 14,281 257,486
Security
Shares
Shares Value
Chemicals (continued)
LyondellBasell Industries NV , Class A ...... 5,299 $ 393,557
Mosaic Co. (The) .................... 7,175 176,361
986,742
Commercial Services & Supplies — 1.8%
Cintas Corp. ....................... 11,536 2,107,627
Waste Management, Inc. ............... 6,858 1,383,876
3,491,503
Communications Equipment — 1.1%
Motorola Solutions, Inc. ............... 4,787 2,212,695
Construction & Engineering — 1.1%
Comfort Systems USA, Inc. ............. 2,247 952,863
EMCOR Group, Inc. .................. 1,080 490,212
MasTec, Inc.
(b)
...................... 5,163 702,891
2,145,966
Consumer Finance — 0.1%
American Express Co. ................ 541 160,563
Consumer Staples Distribution & Retail — 2.9%
Costco Wholesale Corp. ............... 3,293 3,017,277
Kroger Co. (The) .................... 7,373 450,859
Walmart, Inc. ....................... 26,052 2,353,798
5,821,934
Containers & Packaging — 1.2%
Crown Holdings, Inc. ................. 4,504 372,436
Packaging Corp. of America ............ 9,349 2,104,740
2,477,176
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.
(b)
..... 1,069 118,499
Electric Utilities — 1.0%
Exelon Corp. ....................... 15,069 567,197
NextEra Energy, Inc. ................. 1,812 129,902
OGE Energy Corp. ................... 9,379 386,884
Pinnacle West Capital Corp. ............ 11,501 974,940
2,058,923
Electrical Equipment — 1.1%
Eaton Corp. plc ..................... 6,587 2,186,028
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp. , Class A .............. 18,691 1,298,090
Insight Enterprises, Inc.
(a) (b)
............. 377 57,342
1,355,432
Energy Equipment & Services — 0.6%
Halliburton Co. ..................... 41,765 1,135,590
Entertainment — 0.4%
(b)
Netflix, Inc. ........................ 573 510,726
ROBLOX Corp. , Class A ............... 3,536 204,593
Roku, Inc. , Class A ................... 470 34,940
750,259
Financial Services — 3.0%
Berkshire Hathaway, Inc. , Class B
(b)
....... 1,739 788,254
Mastercard, Inc. , Class A
(a)
............. 3,887 2,046,777
Visa, Inc. , Class A ................... 10,170 3,214,127
6,049,158
Ground Transportation — 0.7%
Uber Technologies, Inc.
(b)
.............. 22,232 1,341,034
Health Care Equipment & Supplies — 1.9%
Becton Dickinson & Co. ............... 716 162,439
Boston Scientific Corp.
(b)
............... 1,199 107,095

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Advantage Large Cap Core V.I. Fund
4
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Medtronic plc ...................... 26,280 $ 2,099,246
Stryker Corp. ...................... 3,640 1,310,582
3,679,362
Health Care Providers & Services — 2.3%
Cardinal Health, Inc. .................. 5,110 604,360
Centene Corp.
(b)
.................... 12,056 730,352
Cigna Group (The) ................... 486 134,204
Elevance Health, Inc.
(a)
................ 1,212 447,107
Encompass Health Corp. .............. 320 29,552
HCA Healthcare, Inc. ................. 4,337 1,301,751
Molina Healthcare, Inc.
(b)
............... 319 92,845
Tenet Healthcare Corp.
(b)
............... 1,556 196,414
UnitedHealth Group, Inc. ............... 2,063 1,043,589
Universal Health Services, Inc. , Class B .... 150 26,913
4,607,087
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc. , Class A
(b)
................. 1,199 157,561
Booking Holdings, Inc.
(a)
............... 381 1,892,968
DoorDash, Inc. , Class A
(a) (b)
............. 1,742 292,220
Texas Roadhouse, Inc. ................ 6,864 1,238,472
Wingstop, Inc. ...................... 1,245 353,829
3,935,050
Household Durables — 0.7%
DR Horton, Inc. ..................... 4,505 629,889
NVR, Inc.
(b)
........................ 6 49,073
PulteGroup, Inc. .................... 339 36,917
Taylor Morrison Home Corp.
(b)
........... 4,476 273,976
Toll Brothers, Inc.
(a)
................... 3,811 479,996
1,469,851
Household Products — 0.8%
Colgate-Palmolive Co. ................ 13,898 1,263,467
Procter & Gamble Co. (The) ............ 1,857 311,326
1,574,793
Industrial Conglomerates — 0.1%
3M Co. ........................... 992 128,057
Industrial REITs — 0.4%
First Industrial Realty Trust, Inc. .......... 10,994 551,129
Prologis, Inc. ....................... 1,562 165,104
716,233
Insurance — 2.5%
Allstate Corp. (The) .................. 3,516 677,850
Brown & Brown, Inc. .................. 2,619 267,190
Globe Life, Inc. ..................... 269 29,999
Marsh & McLennan Cos., Inc.
(a)
.......... 3,960 841,144
Progressive Corp. (The) ............... 10,466 2,507,758
Reinsurance Group of America, Inc. ....... 1,823 389,447
Travelers Cos., Inc. (The) .............. 794 191,267
4,904,655
Interactive Media & Services — 7.2%
Alphabet, Inc. , Class A ................ 29,225 5,532,292
Alphabet, Inc. , Class C ................ 17,711 3,372,883
Meta Platforms, Inc. , Class A ............ 9,042 5,294,182
Pinterest, Inc. , Class A
(b)
............... 4,119 119,451
14,318,808
IT Services — 0.9%
Accenture plc , Class A ................ 4,195 1,475,759
MongoDB, Inc. , Class A
(b)
.............. 898 209,063
1,684,822
Security
Shares
Shares Value
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc. .............. 2,155 $ 289,503
Thermo Fisher Scientific, Inc. ............ 2,983 1,551,846
1,841,349
Machinery — 1.8%
Caterpillar, Inc. ..................... 1,914 694,323
Flowserve Corp. .................... 1,066 61,316
Oshkosh Corp. ..................... 3,980 378,379
Parker-Hannifin Corp. ................. 3,751 2,385,748
3,519,766
Media — 1.9%
Comcast Corp. , Class A ............... 59,293 2,225,266
Fox Corp. , Class A
(a)
.................. 26,091 1,267,501
Fox Corp. , Class B ................... 520 23,785
New York Times Co. (The) , Class A ........ 3,096 161,147
3,677,699
Metals & Mining — 0.8%
Freeport-McMoRan, Inc. ............... 17,486 665,867
Nucor Corp. ....................... 8,224 959,823
1,625,690
Multi-Utilities — 0.2%
CMS Energy Corp. ................... 6,184 412,164
Oil, Gas & Consumable Fuels — 1.8%
Cheniere Energy, Inc. ................. 726 155,996
Chevron Corp. ...................... 5,391 780,832
Devon Energy Corp. .................. 39,426 1,290,413
Hess Corp. ........................ 481 63,978
Marathon Petroleum Corp. ............. 4,171 581,854
Ovintiv, Inc. ........................ 842 34,101
Targa Resources Corp. ................ 117 20,884
Valero Energy Corp. .................. 3,747 459,345
Williams Cos., Inc. (The) ............... 5,248 284,022
3,671,425
Pharmaceuticals — 2.6%
Eli Lilly & Co. ...................... 3,856 2,976,832
Merck & Co., Inc. .................... 6,184 615,184
Pfizer, Inc. ........................ 50,626 1,343,108
Zoetis, Inc. , Class A .................. 1,473 239,996
5,175,120
Professional Services — 0.1%
Booz Allen Hamilton Holding Corp. ........ 2,132 274,388
Residential REITs — 0.3%
AvalonBay Communities, Inc. ........... 102 22,437
Camden Property Trust ................ 3,575 414,843
Essex Property Trust, Inc. .............. 628 179,256
616,536
Retail REITs — 1.1%
Simon Property Group, Inc. ............. 12,817 2,207,216
Semiconductors & Semiconductor Equipment — 10.3%
Applied Materials, Inc. ................ 2,908 472,928
Broadcom, Inc. ..................... 12,793 2,965,929
Intel Corp. ........................ 15,552 311,818
KLA Corp. ......................... 435 274,102
Lam Research Corp. ................. 17,961 1,297,323
Marvell Technology, Inc. ............... 183 20,212
Micron Technology, Inc. ................ 7,199 605,868
Monolithic Power Systems, Inc. .......... 404 239,047
NVIDIA Corp. ...................... 95,478 12,821,741
QUALCOMM, Inc. ................... 9,559 1,468,454

Schedule of Investments
(continued)
December 31, 2024
BlackRock Advantage Large Cap Core V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc. ................ 295 $ 55,315
20,532,737
Software — 10.5%
Adobe, Inc.
(b)
....................... 3,628 1,613,299
Autodesk, Inc.
(b)
..................... 784 231,727
Elastic NV
(b)
....................... 853 84,515
Fortinet, Inc.
(b)
...................... 9,310 879,609
Intuit, Inc. ......................... 383 240,715
Manhattan Associates, Inc.
(b)
............ 2,024 546,966
Microsoft Corp. ..................... 32,255 13,595,483
Oracle Corp. ....................... 371 61,823
Palo Alto Networks, Inc.
(b)
.............. 3,306 601,560
ServiceNow, Inc.
(b)
................... 1,686 1,787,362
Smartsheet, Inc. , Class A
(b)
............. 5,580 312,647
Synopsys, Inc.
(b)
.................... 1,560 757,162
Tyler Technologies, Inc.
(b)
.............. 120 69,197
Workiva, Inc. , Class A
(b)
................ 863 94,499
20,876,564
Specialty Retail — 2.0%
Abercrombie & Fitch Co. , Class A
(b)
........ 1,324 197,898
Bath & Body Works, Inc. ............... 4,860 188,422
Best Buy Co., Inc. ................... 2,174 186,529
Burlington Stores, Inc.
(b)
............... 228 64,994
Carvana Co. , Class A
(b)
................ 139 28,267
Gap, Inc. (The) ..................... 3,528 83,367
Home Depot, Inc. (The) ............... 5,682 2,210,241
Lowe's Cos., Inc. .................... 1,556 384,021
Ross Stores, Inc. .................... 1,108 167,607
TJX Cos., Inc. (The) .................. 3,664 442,648
3,953,994
Technology Hardware, Storage & Peripherals — 7.4%
Apple, Inc. ........................ 58,900 14,749,738
NetApp, Inc. ....................... 405 47,012
14,796,750
Textiles, Apparel & Luxury Goods — 0.5%
Deckers Outdoor Corp.
(b)
............... 2,376 482,542
Ralph Lauren Corp. , Class A ............ 631 145,749
Skechers USA, Inc. , Class A
(b)
........... 4,022 270,439
898,730
Tobacco — 0.5%
Altria Group, Inc. .................... 1,469 76,814
Philip Morris International, Inc. ........... 8,378 1,008,292
1,085,106
Trading Companies & Distributors — 0.3%
Ferguson Enterprises, Inc. .............. 3,234 561,325
WW Grainger, Inc. ................... 94 99,081
660,406
Total Long-Term Investments — 99 .1%
(Cost: $ 160,905,632 ) .............................. 196,798,630
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 2.9%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.63%
(e)
.................. 3,858,070 $ 3,859,999
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.36% .................... 1,976,098 1,976,098
Total Short-Term Securities — 2 .9%
(Cost: $ 5,836,121 ) ............................... 5,836,097
Total Investments — 102 .0%
(Cost: $ 166,741,753 ) .............................. 202,634,727
Liabilities in Excess of Other Assets — (2.0) % ............. (3,928,998)
Net Assets — 100.0% ...............................
$ 198,705,729
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Advantage Large Cap Core V.I. Fund
6
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
Shares
Held at
12/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 3,859,220
(a)
$ — $ 803 $ (24) $ 3,859,999 3,858,070 $ 16,144
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,370,506 605,592
(a)
— — — 1,976,098 1,976,098 100,221 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 3,569,866 — (3,568,488)
(a)
(1,339) (39) — — — —
$ (536) $ (63) $ 5,836,097 $ 116,365 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(continued)
December 31, 2024
BlackRock Advantage Large Cap Core V.I. Fund
Schedule of Investments
7
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 7 03/21/25 $ 2,078 $ (70,846)
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 70,846 $ — $ — $ — $ 70,846
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended December 31, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 374,901 $ — $ — $ — $ 374,901
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (76,942) $ — $ — $ — $ (76,942)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 2,111,125
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 196,798,630 $ — $ — $ 196,798,630
Short-Term Securities
Money Market Funds ...................................... 5,836,097 — — 5,836,097
$ 202,634,727 $ — $ — $ 202,634,727

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Advantage Large Cap Core V.I. Fund
8
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (70,846) $ — $ — $ (70,846)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities
December 31, 2024
9
Statement of Assets and Liabilities
BlackRock
Advantage
Large Cap Core
V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 196,798,630
Investments, at value — affiliated
(c)
.......................................................................................... 5,836,097
Cash ............................................................................................................. 963
Cash pledged: –
Futures contracts .................................................................................................... 108,000
Receivables: –
Investments sold .................................................................................................... 917,461
Securities lending income — affiliated ...................................................................................... 601
Capital shares sold ................................................................................................... 60,451
Dividends — unaffiliated ............................................................................................... 152,837
Dividends — affiliated ................................................................................................. 7,657
Prepaid e xpenses ..................................................................................................... 1,842
Total a ssets .........................................................................................................
203,884,539
LIABILITIES
Collateral on securities loaned ............................................................................................. 3,873,480
Payables: –
Investments purchased ................................................................................................ 942,950
Capital shares redeemed ............................................................................................... 10,838
Distribution fees ..................................................................................................... 6,169
Interest expense .................................................................................................... 263
Investment advisory fees .............................................................................................. 86,300
Directors' and Officer's fees ............................................................................................. 317
Professional fees .................................................................................................... 58,388
Transfer agent fees .................................................................................................. 121,976
Variation margin on futures contracts ....................................................................................... 8,143
Other accrued expenses ............................................................................................... 69,986
Total li abilities ........................................................................................................
5,178,810
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 198,705,729
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 157,290,637
Accumulated earnings .................................................................................................. 41,415,092
NET ASSETS ........................................................................................................
$ 198,705,729
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 160,905,632
(b)
  Securities loaned, at value ...................................................................................... $ 3,775,805
(c)
  Investments, at cost — affiliated ................................................................................... $ 5,836,121
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2024
2024
BlackRock Annual Financial Statements and Additional Information
10
See notes to financial statements.
BlackRock
Advantage Large
Cap Core V.I.
Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 172,459,766
Shares outstanding ...................................................................................................
7,493,269
Net asset value .....................................................................................................
$ 23.02
Shares authorized ...................................................................................................
200 million
Par value ......................................................................................................... $ 0.10
Class II
Net assets .........................................................................................................
$ 5,659,131
Shares outstanding ...................................................................................................
245,031
Net asset value .....................................................................................................
$ 23.10
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 20,586,832
Shares outstanding ...................................................................................................
826,498
Net asset value .....................................................................................................
$ 24.91
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10

Statement of Operations
Year Ended December 31, 2024
11
Statement of Operations
See notes to financial statements.
BlackRock
Advantage
Large Cap Core
V.I. Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 2,407,213
Dividends — affiliated ................................................................................................. 100,221
Interest — unaffiliated ................................................................................................. 5,224
Securities lending income — affiliated — net ................................................................................. 16,144
Foreign taxes withheld ................................................................................................ (7)
Total investment income .................................................................................................
2,528,795
EXPENSES
Investment advisory .................................................................................................. 960,763
Transfer agent — class specific .......................................................................................... 389,711
Professional ....................................................................................................... 121,571
Distribution — class specific ............................................................................................ 54,363
Accounting services .................................................................................................. 43,382
Custodian ......................................................................................................... 27,866
Directors and Officer ................................................................................................. 8,701
Transfer agent ...................................................................................................... 5,000
Printing and postage ................................................................................................. 1,898
Miscellaneous ...................................................................................................... 6,694
Total expenses excluding interest expense .....................................................................................
1,619,949
Interest expense .................................................................................................... 816
Total expenses .......................................................................................................
1,620,765
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (1,471)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (287,008)
Total expenses after fees waived and/or reimbursed ..............................................................................
1,332,286
Net investment income ..................................................................................................
1,196,509
REALIZED AND UNREALIZED GAIN (LOSS) $ 41,609,599
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 30,451,061
Investments — affiliated ............................................................................................. (536)
Foreign currency transactions ......................................................................................... 352
Futures contracts .................................................................................................. 374,901
A
30,825,778
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 10,860,826
Investments — affiliated ............................................................................................. (63)
Futures contracts .................................................................................................. (76,942)
A
10,783,821
Net realized and unrealized gain ...........................................................................................
41,609,599
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 42,806,108

Statements of Changes in Net Assets

2024
BlackRock Annual Financial Statements and Additional Information
12
See notes to financial statements.
BlackRock Advantage Large Cap Core
V.I. Fund
Year Ended
12/31/24
Year Ended
12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 1,196,509  $ 1,412,832
Net realized gain .................................................................................. 30,825,778  4,441,221
Net change in unrealized appreciation (depreciation) .......................................................... 10,783,821  32,190,875
Net increase in net assets resulting from operations ............................................................. 42,806,108  38,044,928
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ (18,568,009) (1,256,439)
Class II ....................................................................................... (597,112) (29,501)
Class III ....................................................................................... (1,977,640) (89,874)
Decrease in net assets resulting from distributions to shareholders ................................................... (21,142,761) (1,375,814)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... 706,045  (22,555,437)
NET ASSETS
Total increase in net assets ............................................................................. 22,369,392  14,113,677
Beginning of year .................................................................................... 176,336,337  162,222,660
End of year ........................................................................................
$ 198,705,729  $ 176,336,337
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
13
Financial Highlights
BlackRock Advantage Large Cap Core V.I. Fund
Class I
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of year ............................
$ 20.47  $ 16.48  $ 21.17  $ 29.89  $ 27.48
Net investment income
(a)
..................................
0 .15  0 .16  0 .18  0 .25  0 .31
Net realized and unrealized gain (loss) .........................
5 .15  3 .99  ( 4 .42 ) 7 .78  5 .04
Net increase (decrease) from investment operations ................. 5.30  4.15  (4.24) 8.03  5.35
Distributions
(b)
– – – – –
From net investment income ............................... ( 0 .18 ) ( 0 .16 ) ( 0 .17 ) ( 0 .51 ) ( 0 .33 )
From net realized gain .................................... ( 2 .57 ) —  ( 0 .28 ) (16.24) ( 2 .61 )
Total distributions ......................................... (2.75) (0.16) (0.45) (16.75) (2.94)
Net asset value, end of year ................................ $ 23.02  $ 20.47  $ 16.48  $ 21.17  $ 29.89
Total Return
(c)
Based on net asset value ................................... 25.44% 25.23%
(d)
(19.99)% 28.44% 19.80%
Ratios to Average Net Assets
(e)
Total expen ses ..........................................
0.82% 0.81% 0.80% 0.71% 0.71%
Total expenses after fees waived and/or reimbursed .................
0.66% 0.66% 0.65% 0.56% 0.56%
Net investment income ....................................
0.65% 0.87% 0.99% 0.76% 1.12%
Supplemental Data
Net assets, end of year (000) ................................. $ 172,460  $ 156,576  $ 144,437  $ 203,609  $ 177,977
Portfolio turnover rate ...................................... 114% 111% 117% 116%
(f)
121%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information
14
BlackRock Advantage Large Cap Core V.I. Fund
Class II
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of year ............................
$ 20.53  $ 16.53  $ 21.24  $ 29.95  $ 27.51
Net investment income
(a)
..................................
0 .11  0 .13  0 .15  0 .19  0 .26
Net realized and unrealized gain (loss) .........................
5 .17  4 .00  ( 4 .44 ) 7 .79  5 .06
Net increase (decrease) from investment operations ................. 5.28  4.13  (4.29) 7.98  5.32
Distributions
(b)
– – – – –
From net investment income ............................... ( 0 .14 ) ( 0 .13 ) ( 0 .14 ) ( 0 .45 ) ( 0 .27 )
From net realized gain .................................... ( 2 .57 ) —  ( 0 .28 ) (16.24) ( 2 .61 )
Total distributions ......................................... (2.71) (0.13) (0.42) (16.69) (2.88)
Net asset value, end of year ................................ $ 23.10  $ 20.53  $ 16.53  $ 21.24  $ 29.95
Total Return
(c)
Based on net asset value ................................... 25.28% 25.03%
(d)
(20.17)% 28.20% 19.66%
Ratios to Average Net Assets
(e)
Total expen ses ..........................................
0.97% 0.96% 0.95% 0.86% 0.86%
Total expenses after fees waived and/or reimbursed .................
0.83% 0.83% 0.82% 0.73% 0.73%
Net investment income ....................................
0.49% 0.70% 0.82% 0.59% 0.96%
Supplemental Data
Net assets, end of year (000) ................................. $ 5,659  $ 4,518  $ 3,464  $ 4,570  $ 3,771
Portfolio turnover rate ...................................... 114% 111% 117% 116%
(f)
121%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
15
Financial Highlights
BlackRock Advantage Large Cap Core V.I. Fund
Class III
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of year ............................
$ 21.98  $ 17.69  $ 22.68  $ 29.58  $ 27.22
Net investment income
(a)
..................................
0 .10  0 .12  0 .15  0 .15  0 .23
Net realized and unrealized gain (loss) .........................
5 .51  4 .28  ( 4 .73 ) 7 .73  4 .99
Net increase (decrease) from investment operations ................. 5.61  4.40  (4.58) 7.88  5.22
Distributions
(b)
– – – – –
From net investment income ............................... ( 0 .11 ) ( 0 .11 ) ( 0 .13 ) ( 0 .02 ) ( 0 .25 )
From net realized gain .................................... ( 2 .57 ) —  ( 0 .28 ) (14.76) ( 2 .61 )
Total distributions ......................................... (2.68) (0.11) (0.41) (14.78) (2.86)
Net asset value, end of year ................................ $ 24.91  $ 21.98  $ 17.69  $ 22.68  $ 29.58
Total Return
(c)
Based on net asset value ................................... 25.11% 24.90%
(d)
(20.16)% 28.06% 19.50%
Ratios to Average Net Assets
(e)
Total expen ses ..........................................
1.06% 0.97% 0.87% 0.95% 0.96%
Total expenses after fees waived and/or reimbursed .................
0.94% 0.93% 0.86% 0.83% 0.84%
Net investment income ....................................
0.38% 0.61% 0.79% 0.46% 0.83%
Supplemental Data
Net assets, end of year (000) ................................. $ 20,587  $ 15,243  $ 14,322  $ 15,962  $ 310,785
Portfolio turnover rate ...................................... 114% 111% 117% 116%
(f)
121%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Notes to Financial Statements
2024
BlackRock Annual Financial Statements and Additional Information
16
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Advantage
Large Cap Core V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2024 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Notes to Financial Statements
(continued)
17
Notes to Financial Statements
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or results of operations.
The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
18
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s  Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Citigroup Global Markets, Inc. ........................ $ 2,187,780 $ (2,187,780) $ — $ —
Goldman Sachs & Co. LLC .......................... 56,733 (56,733) — —
J.P. Morgan Securities LLC .......................... 124,271 (124,271) — —
Morgan Stanley .................................. 743,435 (743,435) — —
State Street Bank & Trust Co. ........................ 496,842 (496,842) — —
Toronto-Dominion Bank ............................ 166,744 (166,744) — —
$ 3,775,805 $ (3,775,805) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)
19
Notes to Financial Statements
difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees . The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2024, the following table shows the class specific distribution fees borne directly by each share class of the Fund:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the year ended December 31, 2024 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year  ended December 31, 2024 , the amount waived was $ 1,471 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2024, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
Average Daily Net Assets
Investment
Advisory Fees
First $250 million ....................................................................................................... 0.500%
$250 million - $300 million ................................................................................................. 0.450
$300 million - $400 million ................................................................................................. 0.425
Greater than $400 million ................................................................................................. 0.400
Share Class Distribution Fees
Class II ............................................................................................................... 0 .15%
Class III ............................................................................................................... 0 .25
Share Class
Distribution
Fees
Class II ......................................................................................................... $ 7,862
Class III ......................................................................................................... 46,501
$ 54,363
Class I Class II Class III Total
Transfer agent fees - class specific ....................................................... $ 341,739 $ 10,859 $ 37,113 $ 389,711
Class I ................................................................................................................
0 .05%
Class II ...............................................................................................................
0 .07
Class III ...............................................................................................................
0 .08

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
20
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager — class specific in the Statement of Operations. For the year ended December 31, 2024, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2024, there were no fees waived and/
or reimbursed by the Manager pursuant to this agreement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2024, the Fund paid BIM $3,129 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2024, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the  Company  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors  and Officer in the Statement of Operations.
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 257,586
Class II ...................................................................................................... 7,189
Class III ...................................................................................................... 22,233
$ 287,008
Class I Class II Class III
Expense Limitations ................................................................. 1 .25% 1 .40% 1 .50%

Notes to Financial Statements
(continued)
21
Notes to Financial Statements
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors . For the year  ended December 31, 2024 , the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended December 31, 2024, purchases and sales of investments, excluding short-term securities, were $216,378,821 and $234,928,078, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund's NAV.
The tax character of distributions paid was as follows:
As of December 31, 2024, the tax components of accumulated earnings (loss) were as follows:
SOp
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains (losses) on certain futures contracts.
During the year ended December 31, 2024, the Fund utilized the following amount of its capital loss carryforward:
As of December 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based
Purchases ............................................................................................................... $ 19,890,351
Sales ................................................................................................................... 28,124,242
Net Realized Gain .......................................................................................................... 5,839,953
Fund Name
Year Ended
12/31/24
Year Ended
12/31/23
BlackRock Advantage Large Cap Core V.I. Fund
Ordinary income ...................................................................................... $ 9,054,280 $ 1,375,814
Long-term capital gains ................................................................................. 12,088,481 —
$ 21,142,761 $ 1,375,814
Fund Name
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Net Unrealized
Gains (Losses)
(a)
Total
BlackRock Advantage Large Cap Core V.I. Fund .................................... $ 1,912,476 $ 4,327,705 $ 35,174,911 $ 41,415,092
Fund Name Amount Utilized
BlackRock Advantage Large Cap Core V.I. Fund ................................................................................ $ 4,844,461
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Advantage Large Cap Core V.I. Fund ............................ $ 167,459,817 $ 41,059,045 $ (5,884,135) $ 35,174,910

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
22
upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2024, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(continued)
23
Notes to Financial Statements
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/24
Year Ended
12/31/23
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Advantage Large Cap Core V.I. Fund
Class I
Shares sold .............................................
163,363 $ 3,926,922 155,981 $ 2,893,946
Shares issued in reinvestment of distributions ........................
778,507 18,568,009 62,360 1,256,439
Shares redeemed .........................................
(1,099,171) (25,699,080) (1,334,258) (24,395,528)
(157,301) $ (3,204,149) (1,115,917) $ (20,245,143)
Class II
Shares sold .............................................
46,361 $ 1,092,944 58,284 $ 1,071,471
Shares issued in reinvestment of distributions ........................
24,952 597,112 1,459 29,501
Shares redeemed .........................................
(46,292) (1,104,311) (49,209) (913,659)
25,021 $ 585,745 10,534 $ 187,313
Class III
Shares sold .............................................
341,562 $ 8,503,291 256,918 $ 5,012,520
Shares issued in reinvestment of distributions ........................
76,622 1,977,640 4,156 89,874
Shares redeemed .........................................
(285,114) (7,156,482) (377,331) (7,600,001)
133,070 $ 3,324,449 (116,257) $ (2,497,607)
790 $ 706,045 (1,221,640) $ (22,555,437)

Report of Independent Registered Public Accounting Firm
2024
BlackRock Annual Financial Statements and Additional Information
24
To the Shareholders of BlackRock Advantage Large Cap Core V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Advantage Large Cap Core V.I. Fund of BlackRock Variable Series Funds, Inc. (the
“Fund”), including the schedule of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2024, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 17, 2025
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in these Financial Statements
25
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
REIT Real Estate Investment Trust

December 31, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Annual Financial
Statements and Additional
Information
BlackRock Variable Series Funds, Inc.
BlackRock Advantage Large Cap Value V.I. Fund

Derivative Financial Instruments
2024
BlackRock Annual Financial Statements and Additional Information
2
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
December 31, 2024
BlackRock Advantage Large Cap Value V.I. Fund
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 3.5%
General Dynamics Corp. ............... 1,451 $ 382,324
General Electric Co. .................. 1,408 234,840
HEICO Corp. , Class A ................. 2,009 373,835
Lockheed Martin Corp. ................ 1,830 889,270
Northrop Grumman Corp. .............. 2,578 1,209,830
RTX Corp. ........................ 3,492 404,094
3,494,193
Air Freight & Logistics — 0.9%
Expeditors International of Washington, Inc. .. 6,371 705,716
United Parcel Service, Inc. , Class B ....... 1,754 221,179
926,895
Automobile Components — 0.3%
BorgWarner, Inc. .................... 6,734 214,074
Lear Corp.
(a)
....................... 1,446 136,936
351,010
Automobiles — 0.2%
General Motors Co. .................. 3,368 179,413
Banks — 8.2%
Bank of America Corp. ................ 52,776 2,319,505
Citigroup, Inc. ...................... 19,179 1,350,010
Citizens Financial Group, Inc. ........... 7,865 344,172
FNB Corp. ........................ 7,194 106,327
JPMorgan Chase & Co. ............... 10,770 2,581,677
PNC Financial Services Group, Inc. (The) ... 7,310 1,409,734
Truist Financial Corp. ................. 743 32,231
US Bancorp ....................... 448 21,428
Wells Fargo & Co. ................... 440 30,906
8,195,990
Beverages — 0.0%
Constellation Brands, Inc. , Class A ........ 102 22,542
Biotechnology — 3.5%
AbbVie, Inc. ....................... 1,017 180,721
Amgen, Inc. ....................... 593 154,559
Biogen, Inc.
(b)
...................... 5,601 856,505
BioMarin Pharmaceutical, Inc.
(b)
.......... 6,448 423,827
Blueprint Medicines Corp.
(b)
............. 440 38,377
Gilead Sciences, Inc. ................. 5,959 550,433
Ionis Pharmaceuticals, Inc.
(b)
............ 4,324 151,167
Moderna, Inc.
(b)
..................... 1,027 42,703
Natera, Inc.
(b)
...................... 1,156 182,995
Neurocrine Biosciences, Inc.
(b)
........... 2,185 298,252
Regeneron Pharmaceuticals, Inc.
(b)
........ 463 329,809
Ultragenyx Pharmaceutical, Inc.
(b)
......... 2,202 92,638
United Therapeutics Corp.
(b)
............. 515 181,713
3,483,699
Broadline Retail — 0.7%
Amazon.com, Inc.
(b)
.................. 3,061 671,553
Building Products — 0.8%
Owens Corning ..................... 86 14,647
Trane Technologies plc ................ 2,185 807,030
821,677
Capital Markets — 7.0%
Charles Schwab Corp. (The) ............ 6,203 459,084
CME Group, Inc. , Class A .............. 6,124 1,422,176
Interactive Brokers Group, Inc. , Class A ..... 912 161,123
Intercontinental Exchange, Inc. .......... 8,527 1,270,608
Invesco Ltd. ....................... 54,998 961,365
Moody's Corp. ...................... 114 53,964
Security
Shares
Shares Value
Capital Markets (continued)
Morgan Stanley ..................... 8,812 $ 1,107,845
MSCI, Inc. ........................ 212 127,202
Nasdaq, Inc. ....................... 5,339 412,758
S&P Global, Inc. .................... 922 459,184
State Street Corp. ................... 6,232 611,671
7,046,980
Chemicals — 1.4%
DuPont de Nemours, Inc. .............. 2,312 176,290
Ecolab, Inc. ....................... 1,476 345,856
Huntsman Corp. .................... 15,358 276,905
LyondellBasell Industries NV , Class A ...... 4,503 334,438
Mosaic Co. (The) .................... 11,354 279,081
1,412,570
Commercial Services & Supplies — 1.5%
Cintas Corp. ....................... 5,324 972,695
Waste Management, Inc. ............... 2,784 561,783
1,534,478
Communications Equipment — 1.3%
Juniper Networks, Inc. ................ 1,319 49,397
Motorola Solutions, Inc. ............... 2,666 1,232,305
1,281,702
Construction & Engineering — 1.5%
AECOM .......................... 3,126 333,919
Comfort Systems USA, Inc. ............. 759 321,862
EMCOR Group, Inc. .................. 1,146 520,169
MasTec, Inc.
(b)
...................... 2,457 334,496
1,510,446
Consumer Finance — 0.2%
American Express Co. ................ 147 43,628
OneMain Holdings, Inc. ................ 3,420 178,285
221,913
Consumer Staples Distribution & Retail — 3.5%
Costco Wholesale Corp. ............... 827 757,755
Kroger Co. (The) .................... 4,597 281,107
Target Corp. ....................... 917 123,960
Walmart, Inc. ....................... 25,813 2,332,204
3,495,026
Containers & Packaging — 1.5%
Crown Holdings, Inc. ................. 3,766 311,410
Packaging Corp. of America ............ 5,198 1,170,226
1,481,636
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.
(b)
..... 855 94,777
Diversified Telecommunication Services — 0.9%
AT&T, Inc. ......................... 18,938 431,218
Frontier Communications Parent, Inc.
(b)
..... 375 13,013
Verizon Communications, Inc. ........... 10,558 422,214
866,445
Electric Utilities — 2.8%
Exelon Corp. ....................... 26,184 985,566
IDACORP, Inc. ..................... 2,193 239,651
NextEra Energy, Inc. ................. 4,808 344,686
OGE Energy Corp. ................... 17,619 726,784
Pinnacle West Capital Corp. ............ 6,533 553,802
2,850,489

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Advantage Large Cap Value V.I. Fund
4
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment — 1.5%
AMETEK, Inc. ...................... 2,477 $ 446,504
Eaton Corp. plc ..................... 3,292 1,092,516
1,539,020
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp. , Class A .............. 9,524 661,442
Insight Enterprises, Inc.
(a) (b)
............. 231 35,135
Keysight Technologies, Inc.
(b)
............ 285 45,779
742,356
Energy Equipment & Services — 0.8%
Halliburton Co. ..................... 28,644 778,830
Entertainment — 0.0%
(b)
ROBLOX Corp. , Class A ............... 428 24,764
Roku, Inc. , Class A ................... 189 14,050
38,814
Financial Services — 3.3%
Berkshire Hathaway, Inc. , Class B
(b)
....... 4,961 2,248,722
Mastercard, Inc. , Class A
(a)
............. 772 406,512
Visa, Inc. , Class A ................... 2,196 694,024
3,349,258
Food Products — 0.6%
Bunge Global SA .................... 1,808 140,590
Freshpet, Inc.
(b)
..................... 471 69,760
Ingredion, Inc. ...................... 1,289 177,315
Seaboard Corp. ..................... 7 17,007
Tyson Foods, Inc. , Class A ............. 3,034 174,273
578,945
Ground Transportation — 0.7%
CSX Corp. ........................ 11,860 382,722
Uber Technologies, Inc.
(b)
.............. 5,055 304,918
687,640
Health Care Equipment & Supplies — 3.0%
Becton Dickinson & Co. ............... 1,189 269,749
Boston Scientific Corp.
(b)
............... 3,249 290,201
Medtronic plc ...................... 16,298 1,301,884
Stryker Corp. ...................... 3,306 1,190,325
3,052,159
Health Care Providers & Services — 3.9%
Cardinal Health, Inc. .................. 3,038 359,304
Centene Corp.
(b)
.................... 8,580 519,776
Cigna Group (The) ................... 914 252,392
Elevance Health, Inc.
(a)
................ 1,200 442,680
HCA Healthcare, Inc. ................. 2,780 834,417
Molina Healthcare, Inc.
(b)
............... 127 36,963
Tenet Healthcare Corp.
(b)
............... 850 107,296
UnitedHealth Group, Inc. ............... 2,680 1,355,705
3,908,533
Hotels, Restaurants & Leisure — 1.5%
Booking Holdings, Inc. ................ 79 392,505
Caesars Entertainment, Inc.
(b)
........... 2,717 90,802
Carnival Corp.
(b)
..................... 4,745 118,245
McDonald's Corp. ................... 763 221,186
Texas Roadhouse, Inc. ................ 3,208 578,820
Travel + Leisure Co. .................. 2,038 102,817
Wingstop, Inc. ...................... 80 22,736
1,527,111
Household Durables — 1.3%
DR Horton, Inc. ..................... 5,550 776,001
NVR, Inc.
(b)
........................ 18 147,220
Security
Shares
Shares Value
Household Durables (continued)
Toll Brothers, Inc.
(a)
................... 3,429 $ 431,883
1,355,104
Household Products — 1.8%
Colgate-Palmolive Co. ................ 9,576 870,554
Procter & Gamble Co. (The) ............ 5,151 863,565
Spectrum Brands Holdings, Inc. .......... 298 25,178
1,759,297
Industrial Conglomerates — 0.6%
3M Co. ........................... 4,399 567,867
Industrial REITs — 1.0%
First Industrial Realty Trust, Inc. .......... 12,048 603,966
Prologis, Inc. ....................... 3,863 408,319
1,012,285
Insurance — 4.6%
Allstate Corp. (The) .................. 4,322 833,238
Brown & Brown, Inc. .................. 4,002 408,284
Globe Life, Inc. ..................... 561 62,563
Hartford Financial Services Group, Inc. (The) . 2,196 240,242
Marsh & McLennan Cos., Inc.
(a)
.......... 3,369 715,609
Progressive Corp. (The) ............... 3,068 735,124
Reinsurance Group of America, Inc. ....... 3,993 853,025
Travelers Cos., Inc. (The) .............. 1,349 324,961
Unum Group ....................... 5,296 386,767
WR Berkley Corp. ................... 968 56,647
4,616,460
Interactive Media & Services — 1.1%
Alphabet, Inc. , Class A ................ 3,690 698,517
Meta Platforms, Inc. , Class A ............ 612 358,332
1,056,849
IT Services — 1.2%
Accenture plc , Class A ................ 3,175 1,116,933
EPAM Systems, Inc.
(b)
................. 73 17,069
MongoDB, Inc. , Class A
(b)
.............. 366 85,209
1,219,211
Life Sciences Tools & Services — 1.6%
Agilent Technologies, Inc. .............. 2,137 287,085
IQVIA Holdings, Inc.
(b)
................. 214 42,053
Thermo Fisher Scientific, Inc. ............ 2,527 1,314,621
1,643,759
Machinery — 3.6%
Caterpillar, Inc. ..................... 2,790 1,012,101
Dover Corp. ....................... 115 21,574
Flowserve Corp. .................... 6,999 402,583
Illinois Tool Works, Inc. ................ 1,215 308,075
Oshkosh Corp. ..................... 3,929 373,530
Parker-Hannifin Corp. ................. 2,175 1,383,365
Westinghouse Air Brake Technologies Corp. .. 692 131,196
3,632,424
Media — 2.5%
Comcast Corp. , Class A ............... 41,702 1,565,076
Fox Corp. , Class A
(a)
.................. 16,670 809,828
Fox Corp. , Class B ................... 666 30,463
New York Times Co. (The) , Class A ........ 1,495 77,815
2,483,182
Metals & Mining — 1.1%
Freeport-McMoRan, Inc. ............... 11,624 442,642
Newmont Corp. ..................... 2,311 86,015

Schedule of Investments
(continued)
December 31, 2024
BlackRock Advantage Large Cap Value V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining (continued)
Nucor Corp. ....................... 5,177 $ 604,208
1,132,865
Multi-Utilities — 1.0%
Black Hills Corp. .................... 481 28,148
CMS Energy Corp. ................... 10,688 712,355
Consolidated Edison, Inc. .............. 3,151 281,164
1,021,667
Oil, Gas & Consumable Fuels — 5.4%
Chevron Corp. ...................... 6,979 1,010,838
ConocoPhillips ..................... 5,629 558,228
Devon Energy Corp. .................. 25,664 839,983
EOG Resources, Inc. ................. 1,286 157,638
Exxon Mobil Corp. ................... 10,010 1,076,776
HF Sinclair Corp. .................... 3,956 138,658
Marathon Petroleum Corp. ............. 4,621 644,630
Ovintiv, Inc. ........................ 1,688 68,364
Phillips 66 ......................... 1,023 116,550
Valero Energy Corp. .................. 5,488 672,774
Williams Cos., Inc. (The) ............... 3,020 163,442
5,447,881
Passenger Airlines — 0.3%
American Airlines Group, Inc.
(b)
........... 7,746 135,013
Delta Air Lines, Inc. .................. 2,843 172,001
307,014
Pharmaceuticals — 2.3%
Bristol-Myers Squibb Co. ............... 5,213 294,847
Eli Lilly & Co. ...................... 155 119,660
Johnson & Johnson .................. 3,221 465,821
Pfizer, Inc. ........................ 48,233 1,279,621
Septerna, Inc.
(b)
..................... 955 21,870
Zoetis, Inc. , Class A .................. 504 82,117
2,263,936
Professional Services — 0.1%
Booz Allen Hamilton Holding Corp. ........ 581 74,775
Real Estate Management & Development — 0.0%
Zillow Group, Inc. , Class A
(b)
............ 195 13,816
Residential REITs — 1.0%
AvalonBay Communities, Inc. ........... 702 154,419
Camden Property Trust ................ 5,159 598,650
Essex Property Trust, Inc. .............. 761 217,220
970,289
Retail REITs — 1.7%
Kimco Realty Corp. .................. 9,175 214,971
Kite Realty Group Trust ................ 10,292 259,770
Simon Property Group, Inc. ............. 7,177 1,235,951
1,710,692
Semiconductors & Semiconductor Equipment — 3.3%
Applied Materials, Inc. ................ 66 10,734
Intel Corp. ........................ 17,290 346,665
KLA Corp. ......................... 18 11,342
Lam Research Corp. ................. 7,347 530,674
Marvell Technology, Inc. ............... 527 58,207
Microchip Technology, Inc. .............. 1,430 82,010
Micron Technology, Inc. ................ 6,726 566,060
Monolithic Power Systems, Inc. .......... 36 21,301
NVIDIA Corp. ...................... 4,408 591,950
QUALCOMM, Inc. ................... 4,243 651,810
Texas Instruments, Inc. ................ 2,293 429,960
3,300,713
Security
Shares
Shares Value
Software — 2.2%
Adobe, Inc.
(b)
....................... 1,014 $ 450,905
Fortinet, Inc.
(b)
...................... 2,495 235,728
Manhattan Associates, Inc.
(b)
............ 529 142,957
Microsoft Corp. ..................... 2,586 1,089,999
MicroStrategy, Inc. , Class A
(b)
............ 98 28,383
ServiceNow, Inc.
(b)
................... 75 79,509
ServiceTitan, Inc. , Class A
(b)
............. 189 19,442
Smartsheet, Inc. , Class A
(b)
............. 1,535 86,006
Synopsys, Inc.
(b)
.................... 27 13,105
Workiva, Inc. , Class A
(b)
................ 162 17,739
2,163,773
Specialized REITs — 0.0%
Lamar Advertising Co. , Class A
(a)
......... 259 31,531
Specialty Retail — 2.5%
Bath & Body Works, Inc. ............... 3,362 130,345
Best Buy Co., Inc. ................... 1,240 106,392
Carvana Co. , Class A
(b)
................ 134 27,250
Dick's Sporting Goods, Inc.
(a)
............ 163 37,301
Gap, Inc. (The) ..................... 1,177 27,812
Home Depot, Inc. (The) ............... 2,858 1,111,733
Lowe's Cos., Inc. .................... 1,457 359,588
Ross Stores, Inc. .................... 199 30,103
TJX Cos., Inc. (The) .................. 5,512 665,905
2,496,429
Technology Hardware, Storage & Peripherals — 1.0%
Apple, Inc. ........................ 3,473 869,709
NetApp, Inc. ....................... 1,262 146,493
1,016,202
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.
(b)
............... 658 133,633
Ralph Lauren Corp. , Class A ............ 288 66,522
Skechers USA, Inc. , Class A
(b)
........... 1,867 125,537
Under Armour, Inc. , Class C
(b)
........... 773 5,767
331,459
Tobacco — 1.1%
Altria Group, Inc. .................... 4,638 242,521
Philip Morris International, Inc. ........... 7,100 854,485
1,097,006
Trading Companies & Distributors — 0.5%
Ferguson Enterprises, Inc. .............. 2,429 421,602
WW Grainger, Inc. ................... 80 84,324
505,926
Total Long-Term Investments — 98 .9%
(Cost: $ 95,895,412 ) ............................... 99,378,512

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Advantage Large Cap Value V.I. Fund
6
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 4.0%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.63%
(e)
.................. 3,031,024 $ 3,032,540
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.36% .................... 1,037,292 1,037,292
Total Short-Term Securities — 4 .0%
(Cost: $ 4,069,832 ) ............................... 4,069,832
Total Investments — 102 .9%
(Cost: $ 99,965,244 ) ............................... 103,448,344
Liabilities in Excess of Other Assets — (2.9) % ............. (2,937,477)
Net Assets — 100.0% ...............................
$ 100,510,867
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
Shares
Held at
12/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 3,030,412
(a)
$ — $ 2,128 $ — $ 3,032,540 3,031,024 $ 9,346
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 866,131 171,161
(a)
— — — 1,037,292 1,037,292 46,493 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 2,306,856 — (2,306,357)
(a)
(499) — — — — —
$ 1,629 $ — $ 4,069,832 $ 55,839 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(continued)
December 31, 2024
BlackRock Advantage Large Cap Value V.I. Fund
Schedule of Investments
7
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 4 03/21/25 $ 1,187 $ (23,487)
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 23,487 $ — $ — $ — $ 23,487
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended December 31, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 217,673 $ — $ — $ — $ 217,673
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (48,627) $ — $ — $ — $ (48,627)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 914,625
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 99,378,512 $ — $ — $ 99,378,512
Short-Term Securities
Money Market Funds ...................................... 4,069,832 — — 4,069,832
$ 103,448,344 $ — $ — $ 103,448,344

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Advantage Large Cap Value V.I. Fund
8
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (23,487) $ — $ — $ (23,487)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities
December 31, 2024
9
Statement of Assets and Liabilities
BlackRock
Advantage
Large Cap
Value V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 99,378,512
Investments, at value — affiliated
(c)
.......................................................................................... 4,069,832
Cash ............................................................................................................. 1,935
Cash pledged: –
Futures contracts .................................................................................................... 47,000
Receivables: –
Investments sold .................................................................................................... 1,271,948
Securities lending income — affiliated ...................................................................................... 565
Capital shares sold ................................................................................................... 42,305
Dividends — unaffiliated ............................................................................................... 118,019
Dividends — affiliated ................................................................................................. 3,435
Prepaid e xpenses ..................................................................................................... 531
Total a ssets .........................................................................................................
104,934,082
LIABILITIES
Collateral on securities loaned ............................................................................................. 3,040,389
Payables: –
Investments purchased ................................................................................................ 1,114,547
Capital shares redeemed ............................................................................................... 85,192
Distribution fees ..................................................................................................... 3,099
Interest expense .................................................................................................... 148
Investment advisory fees .............................................................................................. 41,501
Directors' and Officer's fees ............................................................................................. 942
Professional fees .................................................................................................... 37,624
Variation margin on futures contracts ....................................................................................... 3,554
Other accrued expenses ............................................................................................... 96,219
Total li abilities ........................................................................................................
4,423,215
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 100,510,867
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 93,728,719
Accumulated earnings .................................................................................................. 6,782,148
NET ASSETS ........................................................................................................
$ 100,510,867
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 95,895,412
(b)
  Securities loaned, at value ...................................................................................... $ 2,968,398
(c)
  Investments, at cost — affiliated ................................................................................... $ 4,069,832
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2024
2024
BlackRock Annual Financial Statements and Additional Information
10
See notes to financial statements.
BlackRock
Advantage Large
Cap Value V.I.
Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 85,368,551
Shares outstanding ...................................................................................................
8,698,675
Net asset value .....................................................................................................
$ 9.81
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 15,142,316
Shares outstanding ...................................................................................................
1,597,499
Net asset value .....................................................................................................
$ 9.48
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10

Statement of Operations
Year Ended December 31, 2024
11
Statement of Operations
See notes to financial statements.
BlackRock
Advantage
Large Cap
Value V.I. Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 2,103,310
Dividends — affiliated ................................................................................................. 46,493
Interest — unaffiliated ................................................................................................. 2,645
Securities lending income — affiliated — net ................................................................................. 9,346
Foreign taxes withheld ................................................................................................ (113)
Total investment income .................................................................................................
2,161,681
EXPENSES
Investment advisory .................................................................................................. 781,028
Transfer agent — class specific .......................................................................................... 186,762
Professional ....................................................................................................... 78,417
Accounting services .................................................................................................. 38,488
Distribution — class specific ............................................................................................ 36,174
Custodian ......................................................................................................... 17,164
Directors and Officer ................................................................................................. 8,642
Printing and postage ................................................................................................. 7,721
Transfer agent ...................................................................................................... 5,000
Miscellaneous ...................................................................................................... 5,769
Total expenses excluding interest expense .....................................................................................
1,165,165
Interest expense .................................................................................................... 242
Total expenses .......................................................................................................
1,165,407
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (317,339)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (186,762)
Total expenses after fees waived and/or reimbursed ..............................................................................
661,306
Net investment income ..................................................................................................
1,500,375
REALIZED AND UNREALIZED GAIN (LOSS) $ 14,363,228
Net realized gain from: $ –
Investments — unaffiliated ........................................................................................... 16,298,774
Investments — affiliated ............................................................................................. 1,629
Foreign currency transactions ......................................................................................... 281
Futures contracts .................................................................................................. 217,673
A
16,518,357
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (2,106,503)
Futures contracts .................................................................................................. (48,627)
A
(2,155,130)
Net realized and unrealized gain ...........................................................................................
14,363,227
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 15,863,602

Statements of Changes in Net Assets

2024
BlackRock Annual Financial Statements and Additional Information
12
BlackRock Advantage Large Cap Value
V.I. Fund
Year Ended
12/31/24
Year Ended
12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 1,500,375  $ 1,522,792
Net realized gain .................................................................................. 16,518,357  4,280,641
Net change in unrealized appreciation (depreciation) .......................................................... (2,155,130) 6,441,827
Net increase in net assets resulting from operations ............................................................. 15,863,602  12,245,260
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ (13,229,769) (4,642,057)
Class III ....................................................................................... (2,312,841) (644,670)
Decrease in net assets resulting from distributions to shareholders ................................................... (15,542,610) (5,286,727)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... 208,783  (717,067)
NET ASSETS
Total increase in net assets ............................................................................. 529,775  6,241,466
Beginning of year .................................................................................... 99,981,092  93,739,626
End of year ........................................................................................
$ 100,510,867  $ 99,981,092
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
13
Financial Highlights
BlackRock Advantage Large Cap Value V.I. Fund
Class I
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of year ..............................
$ 9.90  $ 9.19  $ 10.43  $ 9.94  $ 9.86
Net investment income
(a)
....................................
0 .16  0 .16  0 .16  0 .16  0 .16
Net realized and unrealized gain (loss) ...........................
1 .50  1 .09  ( 1 .03 ) 2 .44  0 .18
Net increase (decrease) from investment operations ................... 1.66  1.25  (0.87) 2.60  0.34
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .18 ) ( 0 .16 ) ( 0 .16 ) ( 0 .19 ) ( 0 .16 )
From net realized gain ...................................... ( 1 .57 ) ( 0 .38 ) ( 0 .21 ) ( 1 .92 ) ( 0 .10 )
Total distributions ........................................... (1.75) (0.54) (0.37) (2.11) (0.26)
Net asset value, end of year .................................. $ 9.81  $ 9.90  $ 9.19  $ 10.43  $ 9.94
Total Return
(c)
Based on net asset value ..................................... 16.32% 13.70% (8.16)% 26.52% 3.66%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
1.08% 1.12% 1.09% 1.08% 1.11%
Total expenses after fees waived and/or reimbursed ...................
0.60% 0.60% 0.60% 0.60% 0.60%
Net investment income ......................................
1.47% 1.66% 1.69% 1.37% 1.85%
Supplemental Data
Net assets, end of year (000) ................................... $ 85,369  $ 87,447  $ 82,509  $ 98,863  $ 81,864
Portfolio turnover rate ........................................ 128% 131% 128% 131% 139%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information
14
BlackRock Advantage Large Cap Value V.I. Fund
Class III
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of year ..............................
$ 9.61  $ 8.93  $ 10.16  $ 9.73  $ 9.66
Net investment income
(a)
....................................
0 .13  0 .13  0 .14  0 .12  0 .14
Net realized and unrealized gain (loss) ...........................
1 .46  1 .06  ( 1 .02 ) 2 .39  0 .17
Net increase (decrease) from investment operations ................... 1.59  1.19  (0.88) 2.51  0.31
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .15 ) ( 0 .13 ) ( 0 .14 ) ( 0 .16 ) ( 0 .14 )
From net realized gain ...................................... ( 1 .57 ) ( 0 .38 ) ( 0 .21 ) ( 1 .92 ) ( 0 .10 )
Total distributions ........................................... (1.72) (0.51) (0.35) (2.08) (0.24)
Net asset value, end of year .................................. $ 9.48  $ 9.61  $ 8.93  $ 10.16  $ 9.73
Total Return
(c)
Based on net asset value ..................................... 16.13% 13.50% (8.51)% 26.22% 3.42%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
1.36% 1.41% 1.37% 1.34% 1.36%
Total expenses after fees waived and/or reimbursed ...................
0.85% 0.85% 0.85% 0.85% 0.85%
Net investment income ......................................
1.23% 1.41% 1.45% 1.11% 1.60%
Supplemental Data
Net assets, end of year (000) ................................... $ 15,142  $ 12,534  $ 11,230  $ 11,308  $ 5,872
Portfolio turnover rate ........................................ 128% 131% 128% 131% 139%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Notes to Financial Statements
15
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Advantage
Large Cap Value V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares. Effective April 30, 2024, the Fund terminated its Class II Shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2024 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
16
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or results of operations.
The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned

Notes to Financial Statements
(continued)
17
Notes to Financial Statements
by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s  Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Citigroup Global Markets, Inc. ........................ $ 1,806,119 $ (1,806,119) $ — $ —
Goldman Sachs & Co. LLC .......................... 34,679 (34,679) — —
J.P. Morgan Securities LLC .......................... 402,299 (402,299) — —
Morgan Stanley .................................. 725,301 (725,301) — —
$ 2,968,398 $ (2,968,398) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
18
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2024, the class specific distribution fees borne directly by Class III were $36,174.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific  in the Statement of Operations. For the year ended December 31, 2024 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager has agreed to voluntarily waive 0.05% of its investment advisory fee payable by the Fund. This voluntary waiver may be reduced or discontinued at any time without notice. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of
Operations. For the year  ended December 31, 2024 , the amount waived was $52,068.
The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’
notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of
Operations. For the year ended December 31, 2024, the amount waived was $690.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2024, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager — class specific in the Statement of Operations. For the year ended December 31, 2024, class specific expense reimbursements were as follows:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.75%
$1 billion - $3 billion ..................................................................................................... 0.71
$3 billion - $5 billion ..................................................................................................... 0.68
$5 billion - $10 billion .................................................................................................... 0.65
Greater than $10 billion ................................................................................................... 0.64
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 157,233 $ 29,529 $ 186,762
Class I ................................................................................................................
0 .00%
Class III ...............................................................................................................
0 .11
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 157,233
Class III ...................................................................................................... 13,613
$ 170,846

Notes to Financial Statements
(continued)
19
Notes to Financial Statements
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2024, the Manager waived and/or reimbursed investment advisory fees of $264,581, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of
Operations. For the year ended December 31, 2024, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2024, the Fund paid BIM $1,860 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2024, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the  Company  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors  and Officer in the Statement of Operations.
Class I Class III
Expense Limitations .................................................................................. 0 .60% 0 .85%
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class III ...................................................................................................... $ 15,916

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
20
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors . For the year  ended December 31, 2024 , the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended December 31, 2024, purchases and sales of investments, excluding short-term securities, were $131,622,719 and $145,262,747, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund's NAV.
The tax character of distributions paid was as follows:
As of December 31, 2024, the tax components of accumulated earnings (loss) were as follows:
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains (losses) on certain futures contracts.
As of December 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2024, the Fund did not borrow under the credit agreement.
Purchases ............................................................................................................... $ 13,935,745
Sales ................................................................................................................... 18,502,954
Net Realized Gain .......................................................................................................... 2,667,433
Fund Name
Year Ended
12/31/24
Year Ended
12/31/23
BlackRock Advantage Large Cap Value V.I. Fund
Ordinary income ...................................................................................... $ 10,751,860 $ 4,327,897
Long-term capital gains ................................................................................. 4,790,750 958,830
$ 15,542,610 $ 5,286,727
Fund Name
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Net Unrealized
Gains (Losses)
(a)
Total
BlackRock Advantage Large Cap Value V.I. Fund ................................... $ 1,751,297 $ 1,641,032 $ 3,389,819 $ 6,782,148
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Advantage Large Cap Value V.I. Fund ............................ $ 100,057,777 $ 7,919,813 $ (4,529,995) $ 3,389,818

Notes to Financial Statements
(continued)
21
Notes to Financial Statements
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
22
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/24
Year Ended
12/31/23
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Advantage Large Cap Value V.I. Fund
Class I
Shares sold .............................................
248,565 $ 2,641,110 745,450 $ 7,253,425
Shares issued in reinvestment of distributions ........................
1,303,593 13,229,769 474,620 4,642,057
Shares redeemed .........................................
(1,687,563) (18,470,273) (1,367,972) (13,054,524)
(135,405) $ (2,599,394) (147,902) $ (1,159,042)
Class III
Shares sold .............................................
371,783 $ 3,908,380 315,997 $ 2,904,931
Shares issued in reinvestment of distributions ........................
235,825 2,312,841 67,856 644,670
Shares redeemed .........................................
(314,213) (3,413,044) (336,625) (3,107,626)
293,395 $ 2,808,177 47,228 $ 441,975
157,990 $ 208,783 (100,674) $ (717,067)

Report of Independent Registered Public Accounting Firm
23
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Advantage Large Cap Value V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Advantage Large Cap Value V.I. Fund of BlackRock Variable Series Funds, Inc. (the
“Fund”), including the schedule of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2024, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 17, 2025
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in these Financial Statements
2024
BlackRock Annual Financial Statements and Additional Information
24
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
REIT Real Estate Investment Trust

December 31, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Annual Financial
Statements and Additional
Information
BlackRock Variable Series Funds, Inc.
BlackRock Advantage SMID Cap V.I. Fund

Derivative Financial Instruments
2024
BlackRock Annual Financial Statements and Additional Information
2
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
December 31, 2024
BlackRock Advantage SMID Cap V.I. Fund
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.7%
Axon Enterprise, Inc.
(a)
................ 1,145 $ 680,496
BWX Technologies, Inc.
(b)
.............. 4,460 496,799
Curtiss-Wright Corp. .................. 2,597 921,597
Ducommun, Inc.
(a)
................... 566 36,032
Huntington Ingalls Industries, Inc. ......... 846 159,869
Moog, Inc. , Class A .................. 139 27,361
V2X, Inc.
(a)
........................ 7,552 361,212
2,683,366
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc. ........... 5,166 533,751
GXO Logistics, Inc.
(a)
................. 4,066 176,871
710,622
Automobile Components — 0.6%
Adient plc
(a)
........................ 21,065 362,950
BorgWarner, Inc. .................... 2,858 90,856
Modine Manufacturing Co.
(a)
............ 1,779 206,239
Visteon Corp.
(a)
..................... 3,112 276,097
936,142
Banks — 5.5%
Amalgamated Financial Corp.
(b)
.......... 12,870 430,759
Bank OZK ........................ 2,652 118,094
Bank7 Corp. ....................... 2,995 139,747
Bar Harbor Bankshares ............... 2,403 73,484
Capital City Bank Group, Inc. ............ 1,274 46,692
Capitol Federal Financial, Inc. ........... 2,585 15,277
Commerce Bancshares, Inc.
(b)
........... 2,189 136,397
ConnectOne Bancorp, Inc. ............. 6,767 155,032
Cullen/Frost Bankers, Inc.
(b)
............. 4,253 570,965
Enterprise Bancorp, Inc. ............... 1,786 70,618
Enterprise Financial Services Corp. ....... 3,563 200,953
FB Financial Corp. ................... 5,136 264,555
First Bank ......................... 3,174 44,658
First Business Financial Services, Inc. ...... 1,148 53,141
First Horizon Corp.
(b)
.................. 62,193 1,252,567
First Internet Bancorp ................. 4,313 155,225
First of Long Island Corp. (The) .......... 1,052 12,287
FNB Corp. ........................ 14,774 218,360
Hancock Whitney Corp. ............... 10,717 586,434
HarborOne Bancorp, Inc. .............. 3,613 42,742
Heritage Commerce Corp. .............. 17,630 165,369
Heritage Financial Corp. ............... 112 2,744
HomeTrust Bancshares, Inc. ............ 2,907 97,908
Horizon Bancorp, Inc. ................. 11,614 187,102
Independent Bank Corp. ............... 32,454 1,130,373
Independent Bank Group, Inc. ........... 908 55,088
Kearny Financial Corp. ................ 35,502 251,354
Mercantile Bank Corp. ................ 2,127 94,630
Metrocity Bankshares, Inc. ............. 1,123 35,880
Metropolitan Bank Holding Corp.
(a)
........ 973 56,823
Midland States Bancorp, Inc. ............ 10,428 254,443
MVB Financial Corp. ................. 1,257 26,020
Northfield Bancorp, Inc. ............... 29,060 337,677
OceanFirst Financial Corp. ............. 29,912 541,407
Prosperity Bancshares, Inc. ............. 1,606 121,012
Provident Financial Services, Inc. ......... 3,672 69,291
Shore Bancshares, Inc. ................ 2,789 44,206
Southern First Bancshares, Inc.
(a)
......... 1,370 54,457
Univest Financial Corp. ................ 3,668 108,243
USCB Financial Holdings, Inc. , Class A ..... 5,054 89,709
Valley National Bancorp ............... 54,193 490,989
Webster Financial Corp. ............... 916 50,582
West Bancorp, Inc. ................... 1,188 25,720
Security
Shares
Shares Value
Banks (continued)
Western New England Bancorp, Inc. ....... 8,042 $ 73,986
8,953,000
Biotechnology — 5.9%
(a)
ACADIA Pharmaceuticals, Inc. ........... 20,062 368,138
Akero Therapeutics, Inc. ............... 965 26,846
Alector, Inc. ....................... 23,938 45,243
Aligos Therapeutics, Inc. ............... 45 1,793
Amicus Therapeutics, Inc. .............. 38,411 361,832
Apellis Pharmaceuticals, Inc. ............ 11,563 368,975
Arcellx, Inc. ........................ 191 14,648
Arcturus Therapeutics Holdings, Inc. ....... 9,407 159,637
Arcus Biosciences, Inc. ................ 1,370 20,399
BioCryst Pharmaceuticals, Inc. ........... 33,238 249,950
Blueprint Medicines Corp. .............. 4,570 398,595
CareDx, Inc. ....................... 3,128 66,970
Catalyst Pharmaceuticals, Inc. ........... 16,346 341,141
Celldex Therapeutics, Inc. .............. 2,392 60,446
CRISPR Therapeutics AG
(b)
............. 1,372 54,002
Cytokinetics, Inc. .................... 233 10,960
Day One Biopharmaceuticals, Inc. ........ 14,434 182,879
Denali Therapeutics, Inc. ............... 11,881 242,135
Exact Sciences Corp. ................. 1,833 102,996
Exelixis, Inc. ....................... 2,267 75,491
Fate Therapeutics, Inc. ................ 12,324 20,335
Halozyme Therapeutics, Inc. ............ 1,036 49,531
Ideaya Biosciences, Inc. ............... 12,065 310,071
Insmed, Inc. ....................... 2,028 140,013
Intellia Therapeutics, Inc. .............. 13,351 155,673
Ionis Pharmaceuticals, Inc. ............. 12,241 427,945
iTeos Therapeutics, Inc. ............... 13,169 101,138
Kiniksa Pharmaceuticals International plc .... 11,476 226,995
Kronos Bio, Inc. ..................... 25,078 23,824
Kura Oncology, Inc. .................. 5,528 48,149
Kymera Therapeutics, Inc. .............. 1,355 54,512
MannKind Corp. .................... 3,950 25,398
Myriad Genetics, Inc. ................. 5,543 75,995
Natera, Inc. ........................ 4,642 734,829
Neurocrine Biosciences, Inc. ............ 4,592 626,808
Nuvalent, Inc. , Class A ................ 425 33,269
PTC Therapeutics, Inc. ................ 8,202 370,238
REGENXBIO, Inc. ................... 4,918 38,016
Relay Therapeutics, Inc. ............... 22,642 93,285
REVOLUTION Medicines, Inc. ........... 507 22,176
Sarepta Therapeutics, Inc. .............. 4,571 555,788
SQZ Biotechnologies Co. .............. 601 18
Syndax Pharmaceuticals, Inc. ........... 5,600 74,032
TG Therapeutics, Inc. ................. 7,353 221,325
Travere Therapeutics, Inc. .............. 1,901 33,115
Ultragenyx Pharmaceutical, Inc.
(b)
......... 8,799 370,174
United Therapeutics Corp. .............. 1,788 630,878
Vanda Pharmaceuticals, Inc. ............ 56,475 270,515
Vaxcyte, Inc. ....................... 1,208 98,887
Veracyte, Inc. ...................... 3,145 124,542
Vericel Corp. ....................... 1,990 109,271
Verve Therapeutics, Inc. ............... 5,909 33,327
Viking Therapeutics, Inc. ............... 8,031 323,167
Voyager Therapeutics, Inc. ............. 6,119 34,695
9,611,010
Broadline Retail — 0.4%
Etsy, Inc.
(a) (b)
....................... 10,773 569,784
Building Products — 1.5%
Advanced Drainage Systems, Inc. ........ 2,765 319,634
Allegion plc ........................ 1,726 225,554

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Advantage SMID Cap V.I. Fund
4
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products (continued)
AZEK Co., Inc. (The) , Class A
(a) (b)
......... 14,380 $ 682,619
Builders FirstSource, Inc.
(a)
............. 291 41,593
Caesarstone Ltd.
(a)
................... 10,507 44,655
Gibraltar Industries, Inc.
(a)
.............. 1,674 98,598
Griffon Corp. ....................... 1,323 94,290
Owens Corning ..................... 1,557 265,188
Zurn Elkay Water Solutions Corp. ......... 17,170 640,441
2,412,572
Capital Markets — 4.4%
Brightsphere Investment Group, Inc. ....... 1,711 45,068
Evercore, Inc. , Class A ................ 1,670 462,907
Federated Hermes, Inc. , Class B ......... 4,739 194,820
Houlihan Lokey, Inc. , Class A
(b)
........... 5,244 910,673
Interactive Brokers Group, Inc. , Class A ..... 5,632 995,005
Invesco Ltd. ....................... 54,333 949,741
Morningstar, Inc. .................... 212 71,393
Robinhood Markets, Inc. , Class A
(a)
........ 19,818 738,419
SEI Investments Co. .................. 22,818 1,882,029
Silvercrest Asset Management Group, Inc. ,
Class A ........................ 933 17,158
Virtu Financial, Inc. , Class A ............. 20,602 735,079
XP, Inc. , Class A .................... 11,516 136,465
7,138,757
Chemicals — 1.3%
Axalta Coating Systems Ltd.
(a)
........... 4,306 147,351
CF Industries Holdings, Inc. ............. 270 23,037
Huntsman Corp. .................... 63,476 1,144,472
Koppers Holdings, Inc. ................ 661 21,417
Minerals Technologies, Inc. ............. 6,668 508,168
Mosaic Co. (The) .................... 6,257 153,797
Perimeter Solutions, Inc.
(a)
.............. 4,870 62,239
Quaker Chemical Corp.
(b)
.............. 366 51,518
2,111,999
Commercial Services & Supplies — 0.5%
ACV Auctions, Inc. , Class A
(a)
............ 3,865 83,484
CoreCivic, Inc.
(a)
.................... 9,338 203,008
Tetra Tech, Inc.
(b)
.................... 12,973 516,844
Viad Corp.
(a)
....................... 915 38,897
842,233
Communications Equipment — 0.4%
(a)
Calix, Inc. ......................... 1,826 63,673
Lumentum Holdings, Inc. ............... 1,797 150,858
NETGEAR, Inc. ..................... 16,201 451,522
666,053
Construction & Engineering — 3.2%
AECOM .......................... 478 51,060
Comfort Systems USA, Inc. ............. 3,881 1,645,777
Dycom Industries, Inc.
(a) (b)
.............. 2,541 442,286
EMCOR Group, Inc. .................. 4,614 2,094,295
MasTec, Inc.
(a)
...................... 4,752 646,937
Primoris Services Corp. ............... 1,853 141,569
Sterling Infrastructure, Inc.
(a)
............ 1,004 169,124
5,191,048
Consumer Finance — 2.2%
Enova International, Inc.
(a)
.............. 9,477 908,655
EZCORP, Inc. , Class A
(a)
............... 44,113 539,061
FirstCash Holdings, Inc. ............... 5,920 613,312
OneMain Holdings, Inc.
(b)
.............. 15,743 820,683
Oportun Financial Corp.
(a)
.............. 17,854 69,273
PROG Holdings, Inc. ................. 5,120 216,371
Security
Shares
Shares Value
Consumer Finance (continued)
Regional Management Corp. ............ 10,157 $ 345,135
3,512,490
Consumer Staples Distribution & Retail — 0.7%
Albertsons Cos., Inc. , Class A ........... 12,060 236,859
Sprouts Farmers Market, Inc.
(a)
........... 6,962 884,661
1,121,520
Containers & Packaging — 2.5%
Crown Holdings, Inc.
(b)
................ 23,512 1,944,207
Packaging Corp. of America ............ 9,170 2,064,442
Sonoco Products Co. ................. 1,800 87,930
4,096,579
Diversified Consumer Services — 1.9%
Bright Horizons Family Solutions, Inc.
(a)
..... 10,557 1,170,244
Coursera, Inc.
(a)
..................... 37,287 316,940
Duolingo, Inc. , Class A
(a)
............... 2,045 663,050
Grand Canyon Education, Inc.
(a)
.......... 1,335 218,673
H&R Block, Inc. ..................... 3,442 181,875
Laureate Education, Inc.
(a)
.............. 25,087 458,841
Strategic Education, Inc. ............... 181 16,909
3,026,532
Diversified REITs — 0.2%
American Assets Trust, Inc. ............. 14,994 393,742
Diversified Telecommunication Services — 0.3%
Bandwidth, Inc. , Class A
(a)
.............. 1,043 17,752
Iridium Communications, Inc. ............ 14,836 430,541
Liberty Global Ltd. , Class A
(a)
............ 1,835 23,414
471,707
Electric Utilities — 0.4%
TXNM Energy, Inc. ................... 13,302 654,059
Electrical Equipment — 1.0%
Atkore, Inc. ........................ 442 36,885
EnerSys .......................... 2,053 189,759
Generac Holdings, Inc.
(a)
............... 5,183 803,624
nVent Electric plc .................... 3,738 254,782
Powell Industries, Inc. ................. 586 129,887
Vertiv Holdings Co. , Class A ............ 1,748 198,590
1,613,527
Electronic Equipment, Instruments & Components — 2.9%
Badger Meter, Inc. ................... 1,238 262,605
Fabrinet
(a) (b)
........................ 4,257 936,029
Flex Ltd.
(a) (b)
....................... 28,120 1,079,527
Insight Enterprises, Inc.
(a) (b)
............. 5,253 798,981
Methode Electronics, Inc. .............. 11,829 139,464
OSI Systems, Inc.
(a)
.................. 407 68,144
PC Connection, Inc. .................. 2,279 157,866
Plexus Corp.
(a)
...................... 592 92,636
Sanmina Corp.
(a)
.................... 2,307 174,571
TD SYNNEX Corp.
(b)
................. 3,194 374,592
TTM Technologies, Inc.
(a)
............... 24,717 611,746
4,696,161
Energy Equipment & Services — 0.7%
Borr Drilling Ltd. ..................... 4,568 17,815
Forum Energy Technologies, Inc.
(a)
........ 2,130 32,994
Liberty Energy, Inc. , Class A ............ 4,374 86,999
NOV, Inc. ......................... 10,468 152,833
Patterson-UTI Energy, Inc. ............. 31,062 256,572
Schlumberger NV ................... 1,004 38,493
TechnipFMC plc ..................... 14,393 416,533
Tidewater, Inc.
(a) (b)
................... 2,245 122,824

Schedule of Investments
(continued)
December 31, 2024
BlackRock Advantage SMID Cap V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Transocean Ltd.
(a)
................... 20,538 $ 77,018
1,202,081
Entertainment — 1.0%
Gaia, Inc. , Class A
(a)
.................. 1,508 6,771
Lions Gate Entertainment Corp. , Class A
(a) (b)
.. 7,869 67,201
Lions Gate Entertainment Corp. , Class B
(a)
... 2,520 19,026
Marcus Corp. (The) .................. 14,485 311,427
Roku, Inc. , Class A
(a)
................. 16,793 1,248,392
1,652,817
Financial Services — 2.0%
Affirm Holdings, Inc. , Class A
(a)
........... 13,442 818,618
Essent Group Ltd. ................... 3,510 191,084
Euronet Worldwide, Inc.
(a)
.............. 10,636 1,093,806
MGIC Investment Corp. ............... 1,657 39,288
Mr Cooper Group, Inc.
(a)
............... 1,719 165,041
Pagseguro Digital Ltd. , Class A
(a)
......... 30,195 189,021
Toast, Inc. , Class A
(a) (b)
................ 15,043 548,317
Velocity Financial, Inc.
(a)
............... 6,125 119,805
3,164,980
Food Products — 0.9%
(a)
Freshpet, Inc. ...................... 8,353 1,237,163
Vital Farms, Inc. .................... 4,198 158,222
1,395,385
Gas Utilities — 1.0%
New Jersey Resources Corp. ............ 23,254 1,084,799
ONE Gas, Inc. ...................... 1,644 113,847
Southwest Gas Holdings, Inc. ........... 6,778 479,272
1,677,918
Ground Transportation — 0.8%
Covenant Logistics Group, Inc. , Class A ..... 1,942 105,858
Lyft, Inc. , Class A
(a)
................... 42,499 548,237
Saia, Inc.
(a)
........................ 127 57,878
XPO, Inc.
(a)
........................ 4,384 574,962
1,286,935
Health Care Equipment & Supplies — 1.5%
Accuray, Inc.
(a)
...................... 14,060 27,839
Envista Holdings Corp.
(a)
............... 3,247 62,634
Establishment Labs Holdings, Inc.
(a) (b)
...... 1,372 63,208
Inmode Ltd.
(a)
...................... 7,403 123,630
Inspire Medical Systems, Inc.
(a)
.......... 1,518 281,407
iRadimed Corp. ..................... 2,526 138,930
LeMaitre Vascular, Inc.
(b)
............... 7,262 669,120
Novocure Ltd.
(a) (b)
.................... 15,811 471,168
Omnicell, Inc.
(a)
..................... 3,063 136,365
STAAR Surgical Co.
(a)
................. 1,958 47,560
Tandem Diabetes Care, Inc.
(a)
........... 8,842 318,489
2,340,350
Health Care Providers & Services — 2.3%
Acadia Healthcare Co., Inc.
(a)
............ 1,518 60,189
Addus HomeCare Corp.
(a)
.............. 687 86,115
CareMax, Inc. , Class A
(a)
............... 148 2
Castle Biosciences, Inc.
(a)
.............. 2,307 61,482
Clover Health Investments Corp. , Class A
(a)
.. 5,301 16,698
Cross Country Healthcare, Inc.
(a)
......... 808 14,673
Encompass Health Corp. .............. 4,603 425,087
Guardant Health, Inc.
(a)
................ 9,837 300,520
Privia Health Group, Inc.
(a)
.............. 3,422 66,900
Progyny, Inc.
(a)
...................... 8,072 139,242
Select Medical Holdings Corp. ........... 41,317 778,826
Surgery Partners, Inc.
(a)
............... 8,031 170,016
Tenet Healthcare Corp.
(a)
............... 4,101 517,669
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Universal Health Services, Inc. , Class B .... 5,773 $ 1,035,792
3,673,211
Health Care Technology — 0.4%
(a)
Doximity, Inc. , Class A ................ 8,467 452,053
Health Catalyst, Inc. .................. 13,770 97,354
Phreesia, Inc. ...................... 2,188 55,050
604,457
Hotel & Resort REITs — 0.7%
Chatham Lodging Trust ................ 1,243 11,125
Park Hotels & Resorts, Inc.
(b)
............ 68,596 965,146
Pebblebrook Hotel Trust ............... 3,090 41,869
RLJ Lodging Trust ................... 13,291 135,701
1,153,841
Hotels, Restaurants & Leisure — 2.1%
Life Time Group Holdings, Inc.
(a)
.......... 11,689 258,561
Lindblad Expeditions Holdings, Inc.
(a)
....... 9,133 108,317
Marriott Vacations Worldwide Corp. ........ 667 59,896
PlayAGS, Inc.
(a)
..................... 3,494 40,286
Rush Street Interactive, Inc. , Class A
(a) (b)
.... 10,280 141,042
Texas Roadhouse, Inc.
(b)
............... 7,658 1,381,733
Wingstop, Inc. ...................... 4,722 1,341,992
3,331,827
Household Durables — 2.0%
Century Communities, Inc. ............. 1,464 107,399
Champion Homes, Inc.
(a)
............... 343 30,218
M/I Homes, Inc.
(a)
.................... 4,850 644,808
Newell Brands, Inc. .................. 61,090 608,457
Taylor Morrison Home Corp.
(a)
........... 658 40,276
Toll Brothers, Inc.
(b)
................... 14,216 1,790,505
TRI Pointe Homes, Inc.
(a)
............... 1,389 50,365
Universal Electronics, Inc.
(a) (b)
............ 2,845 31,295
3,303,323
Household Products — 0.4%
Central Garden & Pet Co. , Class A
(a)
....... 10,749 355,255
Spectrum Brands Holdings, Inc. .......... 2,931 247,640
602,895
Independent Power and Renewable Electricity Producers — 0.0%
Clearway Energy, Inc. , Class C .......... 2,815 73,190
Industrial Conglomerates — 0.1%
Brookfield Business Corp. , Class A ........ 4,423 107,302
Industrial REITs — 1.3%
EastGroup Properties, Inc. ............. 1,428 229,180
First Industrial Realty Trust, Inc. .......... 38,442 1,927,097
2,156,277
Insurance — 3.6%
Ambac Financial Group, Inc.
(a)
........... 6,923 87,576
AMERISAFE, Inc. ................... 10,231 527,306
CNO Financial Group, Inc. .............. 2,686 99,946
Donegal Group, Inc. , Class A ............ 1,141 17,651
Fidelis Insurance Holdings Ltd. ........... 3,465 62,820
Globe Life, Inc. ..................... 1,478 164,827
Hamilton Insurance Group Ltd. , Class B
(a)
... 3,492 66,453
Hanover Insurance Group, Inc. (The) ...... 831 128,523
Kemper Corp. ...................... 1,139 75,675
Kinsale Capital Group, Inc. ............. 1,078 501,410
NI Holdings, Inc.
(a)
................... 10,321 162,040
Oscar Health, Inc. , Class A
(a)
............ 10,521 141,402
Palomar Holdings, Inc.
(a)
............... 1,487 157,012
Reinsurance Group of America, Inc. ....... 10,212 2,181,590
Selective Insurance Group, Inc. .......... 258 24,128

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Advantage SMID Cap V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Tiptree, Inc. ....................... 664 $ 13,851
TWFG, Inc.
(a)
....................... 626 19,281
Unum Group ....................... 17,908 1,307,821
5,739,312
Interactive Media & Services — 0.9%
EverQuote, Inc. , Class A
(a)
.............. 18,547 370,755
MediaAlpha, Inc. , Class A
(a)
............. 8,735 98,618
Outbrain, Inc.
(a)
..................... 9,264 66,515
QuinStreet, Inc.
(a)
.................... 8,581 197,964
Shutterstock, Inc. .................... 2,563 77,787
Taboola.com Ltd.
(a)
................... 35,623 130,024
Yelp, Inc.
(a)
........................ 3,537 136,882
ZipRecruiter, Inc. , Class A
(a)
............. 49,555 358,778
1,437,323
Leisure Products — 0.3%
YETI Holdings, Inc.
(a)
................. 13,387 515,533
Life Sciences Tools & Services — 0.6%
10X Genomics, Inc. , Class A
(a)
........... 4,146 59,537
Bio-Techne Corp. .................... 1,744 125,620
Charles River Laboratories International, Inc.
(a)
464 85,654
Medpace Holdings, Inc.
(a)
.............. 1,378 457,813
Personalis, Inc.
(a)
.................... 15,560 89,937
QIAGEN NV
(a)
...................... 2,152 95,829
Repligen Corp.
(a)
.................... 277 39,871
Seer, Inc. , Class A
(a) (b)
................. 33,586 77,584
1,031,845
Machinery — 3.6%
Astec Industries, Inc. ................. 1 34
Blue Bird Corp.
(a)
.................... 1,140 44,038
Donaldson Co., Inc. .................. 10,912 734,923
Energy Recovery, Inc.
(a)
............... 5,567 81,835
Federal Signal Corp. ................. 4,247 392,380
Flowserve Corp. .................... 33,901 1,949,986
ITT, Inc. .......................... 2,379 339,912
John Bean Technologies Corp. ........... 270 34,317
Kennametal, Inc. .................... 2,022 48,568
Mueller Industries, Inc. ................ 362 28,728
Mueller Water Products, Inc. , Class A ...... 10,936 246,060
Oshkosh Corp. ..................... 13,842 1,315,959
Shyft Group, Inc. (The) ................ 8,534 100,189
Trinity Industries, Inc. ................. 1,004 35,240
Watts Water Technologies, Inc. , Class A ..... 2,592 526,954
5,879,123
Marine Transportation — 0.2%
Kirby Corp.
(a)
....................... 3,037 321,315
Media — 0.7%
Cable One, Inc. ..................... 133 48,162
EchoStar Corp. , Class A
(a)
.............. 3,041 69,639
Gray Television, Inc. .................. 9,051 28,511
Liberty Broadband Corp. , Class A
(a)
........ 605 44,988
New York Times Co. (The) , Class A ........ 12,523 651,822
Paramount Global , Class B ............. 5,373 56,201
PubMatic, Inc. , Class A
(a)
............... 6,591 96,822
Thryv Holdings, Inc.
(a)
................. 6,293 93,136
1,089,281
Metals & Mining — 1.8%
Alcoa Corp. ........................ 9,095 343,609
Alpha Metallurgical Resources, Inc.
(a)
...... 2,593 518,911
Century Aluminum Co.
(a)
............... 5,830 106,223
Cleveland-Cliffs, Inc.
(a)
................ 112,524 1,057,726
Compass Minerals International, Inc. ....... 7,054 79,357
Security
Shares
Shares Value
Metals & Mining (continued)
Kaiser Aluminum Corp. ................ 1,787 $ 125,572
Materion Corp. ..................... 1,386 137,048
Olympic Steel, Inc. ................... 5,983 196,302
Piedmont Lithium, Inc.
(a)
............... 2,698 23,581
Radius Recycling, Inc. , Class A .......... 19,327 294,157
Tredegar Corp.
(a)
.................... 3,629 27,871
2,910,357
Multi-Utilities — 0.2%
Avista Corp. ....................... 1,970 72,161
Northwestern Energy Group, Inc. ......... 3,297 176,258
248,419
Office REITs — 0.1%
Brandywine Realty Trust ............... 7,375 41,300
Paramount Group, Inc. ................ 18,728 92,516
133,816
Oil, Gas & Consumable Fuels — 3.7%
Antero Resources Corp.
(a)
.............. 11,506 403,285
Ardmore Shipping Corp. ............... 4,920 59,778
Civitas Resources, Inc. ................ 16,076 737,406
Clean Energy Fuels Corp.
(a)
............. 12,773 32,060
Delek US Holdings, Inc. ............... 6,600 122,100
EOG Resources, Inc.
(b)
................ 2,079 254,844
HF Sinclair Corp. .................... 5,429 190,286
Matador Resources Co. ............... 14,506 816,108
Murphy Oil Corp. .................... 36,619 1,108,091
Ovintiv, Inc. ........................ 40,669 1,647,095
PBF Energy, Inc. , Class A .............. 4,180 110,979
Plains GP Holdings LP , Class A .......... 19,535 359,053
REX American Resources Corp.
(a)
........ 3,458 144,164
5,985,249
Paper & Forest Products — 0.4%
Louisiana-Pacific Corp. ................ 6,478 670,797
Passenger Airlines — 0.3%
Alaska Air Group, Inc.
(a)
................ 342 22,145
Copa Holdings SA , Class A ............. 463 40,688
SkyWest, Inc.
(a)
..................... 3,906 391,108
453,941
Personal Care Products — 0.5%
BellRing Brands, Inc.
(a)
................ 10,388 782,632
Pharmaceuticals — 2.0%
Atea Pharmaceuticals, Inc.
(a)
............ 14,887 49,871
Corcept Therapeutics, Inc.
(a) (b)
........... 17,830 898,454
Elanco Animal Health, Inc.
(a)
............. 36,376 440,513
Harmony Biosciences Holdings, Inc.
(a)
...... 8,128 279,685
Intra-Cellular Therapies, Inc.
(a)
........... 341 28,480
Jazz Pharmaceuticals plc
(a)
............. 5,286 650,971
Phibro Animal Health Corp. , Class A ....... 4,631 97,251
Prestige Consumer Healthcare, Inc.
(a)
...... 6,142 479,629
Scilex Holding Co. , (Acquired 01/06/23 , cost
$ 17,290 )
(a) (c)
..................... 1,650 697
Septerna, Inc.
(a)
..................... 2,090 47,861
Supernus Pharmaceuticals, Inc.
(a)
......... 7,531 272,321
3,245,733
Professional Services — 3.6%
CACI International, Inc. , Class A
(a)
........ 265 107,076
ExlService Holdings, Inc.
(a)
............. 44,856 1,990,709
IBEX Holdings Ltd.
(a)
.................. 9,058 194,656
ICF International, Inc. ................. 742 88,454
Insperity, Inc. ....................... 5,137 398,169
KBR, Inc. ......................... 494 28,617

Schedule of Investments
(continued)
December 31, 2024
BlackRock Advantage SMID Cap V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
ManpowerGroup, Inc. ................. 28,608 $ 1,651,254
Paylocity Holding Corp.
(a)
.............. 2,762 550,936
RCM Technologies, Inc.
(a)
.............. 1,855 41,107
Robert Half, Inc. .................... 8,976 632,449
TriNet Group, Inc. ................... 530 48,108
Willdan Group, Inc.
(a)
................. 3,463 131,906
5,863,441
Real Estate Management & Development — 0.3%
Anywhere Real Estate, Inc.
(a)
............ 54,120 178,596
Jones Lang LaSalle, Inc.
(a)
.............. 594 150,365
St. Joe Co. (The) .................... 1,395 62,677
Zillow Group, Inc. , Class A
(a)
............ 1,167 82,682
474,320
Residential REITs — 0.2%
Camden Property Trust ................ 1,934 224,422
NexPoint Residential Trust, Inc. .......... 3,675 153,431
377,853
Retail REITs — 2.3%
Brixmor Property Group, Inc. ............ 64,923 1,807,456
Kite Realty Group Trust ................ 75,861 1,914,732
3,722,188
Semiconductors & Semiconductor Equipment — 2.6%
ACM Research, Inc. , Class A
(a)
........... 12,032 181,683
Ambarella, Inc.
(a)
.................... 3,404 247,607
Cirrus Logic, Inc.
(a)
................... 737 73,391
Credo Technology Group Holding Ltd.
(a)
..... 4,331 291,087
Diodes, Inc.
(a)
...................... 251 15,479
Impinj, Inc.
(a)
....................... 566 82,217
Maxeon Solar Technologies Ltd.
(a)
......... 26 196
MaxLinear, Inc.
(a)
.................... 8,217 162,532
Onto Innovation, Inc.
(a)
................ 2,937 489,510
Power Integrations, Inc.
(b)
.............. 15,166 935,742
Semtech Corp.
(a)
.................... 526 32,533
Silicon Laboratories, Inc.
(a)
.............. 1,741 216,267
SiTime Corp.
(a)
...................... 417 89,459
Synaptics, Inc.
(a)
.................... 17,396 1,327,663
4,145,366
Software — 6.9%
ACI Worldwide, Inc.
(a)
................. 23,961 1,243,815
Alarm.com Holdings, Inc.
(a)
............. 1,369 83,235
Box, Inc. , Class A
(a)
.................. 4,902 154,903
Braze, Inc. , Class A
(a) (b)
................ 7,942 332,611
C3.ai, Inc. , Class A
(a)
................. 3,083 106,148
Confluent, Inc. , Class A
(a)
.............. 32,862 918,822
DoubleVerify Holdings, Inc.
(a)
............ 18,324 352,004
Elastic NV
(a)
....................... 7,428 735,966
Five9, Inc.
(a)
....................... 6,279 255,179
Freshworks, Inc. , Class A
(a)
............. 5,770 93,301
Gitlab, Inc. , Class A
(a)
................. 9,760 549,976
Guidewire Software, Inc.
(a)
.............. 3,085 520,069
HashiCorp, Inc. , Class A
(a)
.............. 2,569 87,885
JFrog Ltd.
(a)
........................ 1,828 53,761
LiveRamp Holdings, Inc.
(a)
.............. 11,670 354,418
Manhattan Associates, Inc.
(a)
............ 2,534 684,788
Ooma, Inc.
(a) (b)
...................... 30,247 425,273
Pegasystems, Inc. ................... 4,819 449,131
Qualys, Inc.
(a)
...................... 3,817 535,220
Rapid7, Inc.
(a)
...................... 903 36,328
RingCentral, Inc. , Class A
(a)
............. 8,329 291,598
SentinelOne, Inc. , Class A
(a)
............. 2,473 54,901
ServiceTitan, Inc. , Class A
(a)
............. 436 44,851
Smartsheet, Inc. , Class A
(a)
............. 10,988 615,658
Security
Shares
Shares Value
Software (continued)
SoundThinking, Inc.
(a)
................. 2,821 $ 36,842
Unity Software, Inc.
(a)
................. 16,518 371,159
Varonis Systems, Inc.
(a)
................ 8,711 387,030
Verint Systems, Inc.
(a)
................. 1,648 45,238
Workiva, Inc. , Class A
(a) (b)
.............. 9,939 1,088,320
Zeta Global Holdings Corp. , Class A
(a)
...... 7,338 132,011
Zuora, Inc. , Class A
(a)
................. 16,628 164,950
11,205,391
Specialized REITs — 1.7%
Gaming & Leisure Properties, Inc. ........ 21,328 1,027,157
Lamar Advertising Co. , Class A
(b)
......... 13,802 1,680,255
2,707,412
Specialty Retail — 3.6%
Abercrombie & Fitch Co. , Class A
(a) (b)
....... 3,232 483,087
Bath & Body Works, Inc. ............... 3,972 153,994
Boot Barn Holdings, Inc.
(a)
.............. 202 30,668
Carvana Co. , Class A
(a)
................ 4,867 989,753
Chewy, Inc. , Class A
(a)
................ 10,790 361,357
Dick's Sporting Goods, Inc.
(b)
............ 1,147 262,479
Five Below, Inc.
(a)
.................... 1,212 127,212
Foot Locker, Inc.
(a)
................... 6,829 148,599
Gap, Inc. (The) ..................... 13,156 310,876
Genesco, Inc.
(a)
..................... 2,322 99,266
Group 1 Automotive, Inc. ............... 552 232,657
Murphy USA, Inc. ................... 1,426 715,495
Penske Automotive Group, Inc. .......... 1,831 279,118
Petco Health & Wellness Co., Inc.
(a)
....... 22,515 85,782
Revolve Group, Inc. , Class A
(a)
........... 8,720 292,033
RH
(a)
............................ 716 281,810
Upbound Group, Inc. ................. 4,358 127,123
Warby Parker, Inc. , Class A
(a)
............ 12,685 307,104
Wayfair, Inc. , Class A
(a)
................ 8,881 393,606
Zumiez, Inc.
(a)
...................... 8,994 172,415
5,854,434
Technology Hardware, Storage & Peripherals — 0.4%
Pure Storage, Inc. , Class A
(a)
............ 10,739 659,697
Textiles, Apparel & Luxury Goods — 2.3%
Deckers Outdoor Corp.
(a)
............... 5,839 1,185,843
G-III Apparel Group Ltd.
(a)
.............. 5,953 194,187
Ralph Lauren Corp. , Class A ............ 5,051 1,166,680
Skechers USA, Inc. , Class A
(a)
........... 17,710 1,190,820
3,737,530
Trading Companies & Distributors — 1.1%
Applied Industrial Technologies, Inc. ....... 1,348 322,806
BlueLinx Holdings, Inc.
(a)
............... 1,121 114,521
Boise Cascade Co. .................. 6,919 822,392
DNOW, Inc.
(a)
...................... 22,467 292,296
FTAI Aviation Ltd. .................... 1,032 148,649
Herc Holdings, Inc. ................... 156 29,536
SiteOne Landscape Supply, Inc.
(a)
......... 570 75,109
1,805,309
Water Utilities — 0.1%
SJW Group ........................ 2,127 104,691
Total Long-Term Investments — 99 .1%
(Cost: $ 148,413,191 ) .............................. 160,242,000

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Advantage SMID Cap V.I. Fund
8
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 9.8%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.63%
(f)
.................. 14,349,301 $ 14,356,475
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.36% .................... 1,490,443 1,490,443
Total Short-Term Securities — 9 .8%
(Cost: $ 15,847,988 ) ............................... 15,846,918
Total Investments — 108 .9%
(Cost: $ 164,261,179 ) .............................. 176,088,918
Liabilities in Excess of Other Assets — (8.9) % ............. (14,357,634)
Net Assets — 100.0% ...............................
$ 161,731,284
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $697, representing less than 0.05% of its net assets as of period end, and an original cost of $17,290.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
Shares
Held at
12/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 14,357,605
(a)
$ — $ (60) $ (1,070) $ 14,356,475 14,349,301 $ 38,703
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,597,142 — (106,699)
(a)
— — 1,490,443 1,490,443 75,812 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 17,997,844 — (17,995,541)
(a)
(2,171) (132) — — — —
$ (2,231) $ (1,202) $ 15,846,918 $ 114,515 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(continued)
December 31, 2024
BlackRock Advantage SMID Cap V.I. Fund
Schedule of Investments
9
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 16 03/21/25 $ 1,800 $ (53,281)
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 53,281 $ — $ — $ — $ 53,281
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended December 31, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 103,472 $ — $ — $ — $ 103,472
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (113,448) $ — $ — $ — $ (113,448)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,768,804
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 2,683,366 $ — $ — $ 2,683,366
Air Freight & Logistics .................................... 710,622 — — 710,622
Automobile Components .................................. 936,142 — — 936,142
Banks ............................................... 8,953,000 — — 8,953,000

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Advantage SMID Cap V.I. Fund
10
Level 1 Level 2 Level 3 Total
Biotechnology ......................................... $ 9,611,010 $ — $ — $ 9,611,010
Broadline Retail ........................................ 569,784 — — 569,784
Building Products ....................................... 2,412,572 — — 2,412,572
Capital Markets ........................................ 7,138,757 — — 7,138,757
Chemicals ............................................ 2,111,999 — — 2,111,999
Commercial Services & Supplies ............................. 842,233 — — 842,233
Communications Equipment ................................ 666,053 — — 666,053
Construction & Engineering ................................ 5,191,048 — — 5,191,048
Consumer Finance ...................................... 3,512,490 — — 3,512,490
Consumer Staples Distribution & Retail ........................ 1,121,520 — — 1,121,520
Containers & Packaging .................................. 4,096,579 — — 4,096,579
Diversified Consumer Services .............................. 3,026,532 — — 3,026,532
Diversified REITs ....................................... 393,742 — — 393,742
Diversified Telecommunication Services ........................ 471,707 — — 471,707
Electric Utilities ........................................ 654,059 — — 654,059
Electrical Equipment ..................................... 1,613,527 — — 1,613,527
Electronic Equipment, Instruments & Components ................. 4,696,161 — — 4,696,161
Energy Equipment & Services .............................. 1,202,081 — — 1,202,081
Entertainment ......................................... 1,652,817 — — 1,652,817
Financial Services ...................................... 3,164,980 — — 3,164,980
Food Products ......................................... 1,395,385 — — 1,395,385
Gas Utilities ........................................... 1,677,918 — — 1,677,918
Ground Transportation ................................... 1,286,935 — — 1,286,935
Health Care Equipment & Supplies ........................... 2,340,350 — — 2,340,350
Health Care Providers & Services ............................ 3,673,211 — — 3,673,211
Health Care Technology .................................. 604,457 — — 604,457
Hotel & Resort REITs .................................... 1,153,841 — — 1,153,841
Hotels, Restaurants & Leisure .............................. 3,331,827 — — 3,331,827
Household Durables ..................................... 3,303,323 — — 3,303,323
Household Products ..................................... 602,895 — — 602,895
Independent Power and Renewable Electricity Producers ............ 73,190 — — 73,190
Industrial Conglomerates .................................. 107,302 — — 107,302
Industrial REITs ........................................ 2,156,277 — — 2,156,277
Insurance ............................................ 5,739,312 — — 5,739,312
Interactive Media & Services ............................... 1,437,323 — — 1,437,323
Leisure Products ....................................... 515,533 — — 515,533
Life Sciences Tools & Services .............................. 1,031,845 — — 1,031,845
Machinery ............................................ 5,879,123 — — 5,879,123
Marine Transportation .................................... 321,315 — — 321,315
Media ............................................... 1,089,281 — — 1,089,281
Metals & Mining ........................................ 2,910,357 — — 2,910,357
Multi-Utilities .......................................... 248,419 — — 248,419
Office REITs .......................................... 133,816 — — 133,816
Oil, Gas & Consumable Fuels ............................... 5,985,249 — — 5,985,249
Paper & Forest Products .................................. 670,797 — — 670,797
Passenger Airlines ...................................... 453,941 — — 453,941
Personal Care Products .................................. 782,632 — — 782,632
Pharmaceuticals ....................................... 3,245,036 697 — 3,245,733
Professional Services .................................... 5,863,441 — — 5,863,441
Real Estate Management & Development ....................... 474,320 — — 474,320
Residential REITs ....................................... 377,853 — — 377,853
Retail REITs .......................................... 3,722,188 — — 3,722,188
Semiconductors & Semiconductor Equipment .................... 4,145,366 — — 4,145,366
Software ............................................. 11,205,391 — — 11,205,391
Specialized REITs ...................................... 2,707,412 — — 2,707,412
Specialty Retail ........................................ 5,854,434 — — 5,854,434
Technology Hardware, Storage & Peripherals .................... 659,697 — — 659,697
Textiles, Apparel & Luxury Goods ............................ 3,737,530 — — 3,737,530
Trading Companies & Distributors ............................ 1,805,309 — — 1,805,309
Water Utilities ......................................... 104,691 — — 104,691
Short-Term Securities
Money Market Funds ...................................... 15,846,918 — — 15,846,918
$ 176,088,221 $ 697 $ — $ 176,088,918
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(continued)
December 31, 2024
BlackRock Advantage SMID Cap V.I. Fund
Schedule of Investments
11
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (53,281) $ — $ — $ (53,281)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities

December 31, 2024
2024
BlackRock Annual Financial Statements and Additional Information
12
BlackRock
Advantage
SMID Cap V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 160,242,000
Investments, at value — affiliated
(c)
.......................................................................................... 15,846,918
Cash ............................................................................................................. 522
Cash pledged: –
Futures contracts .................................................................................................... 115,000
Foreign currency, at value
(d)
............................................................................................... 678
Receivables: –
Investments sold .................................................................................................... 887,038
Securities lending income — affiliated ...................................................................................... 3,061
Capital shares sold ................................................................................................... 14,242
Dividends — unaffiliated ............................................................................................... 135,519
Dividends — affiliated ................................................................................................. 6,089
Variation margin on futures contracts ....................................................................................... 1,106
Prepaid e xpenses ..................................................................................................... 1,165
Total a ssets .........................................................................................................
177,253,338
LIABILITIES
Collateral on securities loaned ............................................................................................. 14,356,998
Payables: –
Investments purchased ................................................................................................ 758,235
Capital shares redeemed ............................................................................................... 126,966
Distribution fees ..................................................................................................... 3,873
Interest expense .................................................................................................... 220
Investment advisory fees .............................................................................................. 61,373
Directors' and Officer's fees ............................................................................................. 447
Professional fees .................................................................................................... 43,749
Transfer agent fees .................................................................................................. 92,206
Other accrued expenses ............................................................................................... 77,987
Total li abilities ........................................................................................................
15,522,054
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 161,731,284
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 149,411,887
Accumulated earnings .................................................................................................. 12,319,397
NET ASSETS ........................................................................................................
$ 161,731,284
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 148,413,191
(b)
  Securities loaned, at value ...................................................................................... $ 13,971,907
(c)
  Investments, at cost — affiliated ................................................................................... $ 15,847,988
(d)
  Foreign currency, at cost ....................................................................................... $ 769
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2024
13
Statement of Assets and Liabilities
See notes to financial statements.
BlackRock
Advantage SMID
Cap V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 143,761,282
Shares outstanding ...................................................................................................
6,102,590
Net asset value .....................................................................................................
$ 23.56
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 17,970,002
Shares outstanding ...................................................................................................
1,646,385
Net asset value .....................................................................................................
$ 10.91
Shares authorized ...................................................................................................
10 million
Par value ......................................................................................................... $ 0.10

Statement of Operations

Year Ended December 31, 2024
2024
BlackRock Annual Financial Statements and Additional Information
14
See notes to financial statements.
BlackRock
Advantage
SMID Cap V.I.
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 1,980,895
Dividends — affiliated ................................................................................................. 75,812
Interest — unaffiliated ................................................................................................. 6,089
Securities lending income — affiliated — net ................................................................................. 38,703
Foreign taxes withheld ................................................................................................ (1,908)
Total investment income .................................................................................................
2,099,591
EXPENSES
Investment advisory .................................................................................................. 1,197,175
Transfer agent — class specific .......................................................................................... 325,705
Professional ....................................................................................................... 93,823
Accounting services .................................................................................................. 41,119
Distribution — class specific ............................................................................................ 41,093
Custodian ......................................................................................................... 35,411
Directors and Officer ................................................................................................. 8,586
Transfer agent ...................................................................................................... 5,000
Printing and postage ................................................................................................. 1,682
Miscellaneous ...................................................................................................... 10,220
Total expenses excluding interest expense .....................................................................................
1,759,814
Interest expense .................................................................................................... 364
Total expenses .......................................................................................................
1,760,178
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (514,806)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (325,692)
Total expenses after fees waived and/or reimbursed ..............................................................................
919,680
Net investment income ..................................................................................................
1,179,911
REALIZED AND UNREALIZED GAIN (LOSS) $ 16,831,248
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 18,472,906
Investments — affiliated ............................................................................................. (2,231)
Foreign currency transactions ......................................................................................... 4
Futures contracts .................................................................................................. 103,472
A
18,574,151
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (1,628,195)
Investments — affiliated ............................................................................................. (1,202)
Foreign currency translations .......................................................................................... (58)
Futures contracts .................................................................................................. (113,448)
A
(1,742,903)
Net realized and unrealized gain ...........................................................................................
16,831,248
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 18,011,159

Statements of Changes in Net Assets
15
Statements of Changes in Net Assets
BlackRock Advantage SMID Cap V.I. Fund
Year Ended
12/31/24
Year Ended
12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 1,179,911  $ 1,661,362
Net realized gain (loss) .............................................................................. 18,574,151  (570,617)
Net change in unrealized appreciation (depreciation) .......................................................... (1,742,903) 24,341,446
Net increase in net assets resulting from operations ............................................................. 18,011,159  25,432,191
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ (1,102,755) (1,285,882)
Class III ....................................................................................... (249,871) (257,757)
Decrease in net assets resulting from distributions to shareholders ................................................... (1,352,626) (1,543,639)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (13,216,065) (9,079,364)
NET ASSETS
Total increase in net assets ............................................................................. 3,442,468  14,809,188
Beginning of year .................................................................................... 158,288,816  143,479,628
End of year ........................................................................................
$ 161,731,284  $ 158,288,816
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information
16
BlackRock Advantage SMID Cap V.I. Fund
Class I
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of year ..............................
$ 21.18  $ 17.98  $ 21.92  $ 27.49  $ 24.65
Net investment income
(a)
....................................
0 .17  0 .22  0 .20  0 .23  0 .28
Net realized and unrealized gain (loss) ...........................
2 .39  3 .17  ( 3 .82 ) 3 .13  4 .57
Net increase (decrease) from investment operations ................... 2.56  3.39  (3.62) 3.36  4.85
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .18 ) ( 0 .19 ) ( 0 .18 ) ( 0 .26 ) ( 0 .30 )
From net realized gain ...................................... —  —  ( 0 .14 ) ( 8 .67 ) ( 1 .71 )
Total distributions ........................................... (0.18) (0.19) (0.32) (8.93) (2.01)
Net asset value, end of year .................................. $ 23.56  $ 21.18  $ 17.98  $ 21.92  $ 27.49
Total Return
(c)
Based on net asset value ..................................... 12.05% 18.88% (16.48)% 13.64% 19.96%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
1.08% 1.11% 1.07% 1.09% 1.06%
Total expenses after fees waived and/or reimbursed ...................
0.55% 0.55% 0.55% 0.55% 0.55%
Net investment income ......................................
0.76% 1.17% 1.07% 0.80% 1.12%
Supplemental Data
Net assets, end of year (000) ................................... $ 143,761  $ 143,298  $ 135,137  $ 179,034  $ 177,134
Portfolio turnover rate ........................................ 115% 120% 124% 216% 119%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
17
Financial Highlights
BlackRock Advantage SMID Cap V.I. Fund
Class III
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of year ..............................
$ 9.90  $ 8.50  $ 10.57  $ 17.50  $ 16.33
Net investment income
(a)
....................................
0 .06  0 .10  0 .08  0 .10  0 .14
Net realized and unrealized gain (loss) ...........................
1 .11  1 .48  ( 1 .86 ) 1 .85  3 .00
Net increase (decrease) from investment operations ................... 1.17  1.58  (1.78) 1.95  3.14
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .16 ) ( 0 .18 ) ( 0 .15 ) ( 0 .21 ) ( 0 .26 )
From net realized gain ...................................... —  —  ( 0 .14 ) ( 8 .67 ) ( 1 .71 )
Total distributions ........................................... (0.16) (0.18) (0.29) (8.88) (1.97)
Net asset value, end of year .................................. $ 10.91  $ 9.90  $ 8.50  $ 10.57  $ 17.50
Total Return
(c)
Based on net asset value ..................................... 11.70% 18.63% (16.68)% 13.35% 19.65%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
1.33% 1.37% 1.33% 1.34% 1.29%
Total expenses after fees waived and/or reimbursed ...................
0.80% 0.80% 0.80% 0.80% 0.80%
Net investment income ......................................
0.53% 1.06% 0.83% 0.56% 0.87%
Supplemental Data
Net assets, end of year (000) ................................... $ 17,970  $ 14,991  $ 6,301  $ 7,027  $ 6,553
Portfolio turnover rate ........................................ 115% 120% 124% 216% 119%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Notes to Financial Statements
2024
BlackRock Annual Financial Statements and Additional Information
18
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Advantage
SMID Cap V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares. Effective April 30, 2024, the Fund terminated its Class II Shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2024 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Notes to Financial Statements
(continued)
19
Notes to Financial Statements
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or results of operations.
The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
20
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s  Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
(b)
Citigroup Global Markets, Inc. ........................ $ 3,421,097 $ (3,421,097) $ — $ —
Goldman Sachs & Co. LLC .......................... 2,764,570 (2,764,570) — —
J.P. Morgan Securities LLC .......................... 2,086,585 (2,086,585) — —
Jefferies LLC .................................... 823,169 (823,169) — —
Morgan Stanley .................................. 3,866,174 (3,866,174) — —
National Financial Services LLC ....................... 78,683 (77,037) — 1,646
Toronto-Dominion Bank ............................ 931,629 (931,629) — —
$ 13,971,907 $ (13,970,261) $ — $ 1,646
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
(b)
  The market value of the loaned securities is determined as of December 31, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(continued)
21
Notes to Financial Statements
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2024, the class specific distribution fees borne directly by Class III were $41,093.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the year ended December 31, 2024 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year  ended December 31, 2024 , the amount waived was $ 1,119 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2024, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.75%
$1 billion - $3 billion ..................................................................................................... 0.71
$3 billion - $5 billion ..................................................................................................... 0.68
$5 billion - $10 billion .................................................................................................... 0.65
Greater than $10 billion ................................................................................................... 0.64
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 291,369 $ 34,336 $ 325,705
Class I ................................................................................................................
0 .07%
Class III ...............................................................................................................
0 .01

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
22
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager — class specific in the Statement of Operations. For the year ended December 31, 2024, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2024, the Manager waived and/or reimbursed investment advisory fees of $513,687, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of
Operations. For the year ended December 31, 2024, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2024, the Fund paid BIM $8,071 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 191,141
Class III ...................................................................................................... 32,693
$ 223,834
Class I Class III
Expense Limitations .................................................................................. 0 .55% 0 .80%
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 100,215
Class III ...................................................................................................... 1,643
$ 101,858

Notes to Financial Statements
(continued)
23
Notes to Financial Statements
purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2024, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the  Company  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors  and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors . For the year  ended December 31, 2024 , the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended December 31, 2024, purchases and sales of investments, excluding short-term securities, were $183,014,045 and $196,024,901, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund's NAV.
The tax character of distributions paid was as follows:
As of December 31, 2024, the tax components of accumulated earnings (loss) were as follows:
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.
During the year ended December 31, 2024, the Fund utilized the following amount of its capital loss carryforward:
As of December 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Purchases ............................................................................................................... $ 5,627,642
Sales ................................................................................................................... 8,929,854
Net Realized Gain .......................................................................................................... 1,664,763
Fund Name
Year Ended
12/31/24
Year Ended
12/31/23
BlackRock Advantage SMID Cap V.I. Fund
Ordinary income ...................................................................................... $ 1,352,626 $ 1,543,639
Fund Name
Undistributed
Ordinary
Income
Net Unrealized
Gains (Losses)
(a)
Total
BlackRock Advantage SMID Cap V.I. Fund ...................................................... $ 558,602 $ 11,760,795 $ 12,319,397
Fund Name Amount Utilized
BlackRock Advantage SMID Cap V.I. Fund .................................................................................... $ 18,140,946
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Advantage SMID Cap V.I. Fund ................................ $ 164,328,032 $ 21,117,038 $ (9,356,152) $ 11,760,886

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
24
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2024, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.

Notes to Financial Statements
(continued)
25
Notes to Financial Statements
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
(a)
There were no Class II Shares outstanding for the year ended December 31, 2024.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/24
Year Ended
12/31/23
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Advantage SMID Cap V.I. Fund
Class I
Shares sold .............................................
280,829 $ 6,485,051 201,183 $ 3,781,865
Shares issued in reinvestment of distributions ........................
44,866 1,102,755 62,163 1,285,882
Shares redeemed .........................................
(989,323) (22,226,132) (1,013,933) (19,241,376)
(663,628) $ (14,638,326) (750,587) $ (14,173,629)
Class II
(a)
Shares sold .............................................
— $ — 172 $ 3,071
Shares redeemed .........................................
— — (114,183) (2,107,348)
— $ — (114,011) $ (2,104,277)
Class III
Shares sold .............................................
379,181 $ 3,965,339 892,624 $ 8,269,558
Shares issued in reinvestment of distributions ........................
21,948 249,870 26,661 257,757
Shares redeemed .........................................
(269,214) (2,792,948) (145,975) (1,328,773)
131,915 $ 1,422,261 773,310 $ 7,198,542
(531,713) $ (13,216,065) (91,288) $ (9,079,364)

Report of Independent Registered Public Accounting Firm
2024
BlackRock Annual Financial Statements and Additional Information
26
To the Shareholders of BlackRock Advantage SMID Cap V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Advantage SMID Cap V.I. Fund of BlackRock Variable Series Funds, Inc. (the “Fund”),
including the schedule of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2024, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 17, 2025
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in these Financial Statements
27
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
REIT Real Estate Investment Trust

December 31, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Annual Financial
Statements and Additional
Information
BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Fund

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
December 31, 2024
BlackRock Basic Value V.I. Fund
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 4.0%
Boeing Co. (The)
(a)
................... 20,430 $ 3,616,110
L3Harris Technologies, Inc. ............. 32,375 6,807,815
RTX Corp. ........................ 12,667 1,465,825
11,889,750
Automobile Components — 2.0%
Aptiv plc
(a)
......................... 83,105 5,026,190
Lear Corp. ........................ 9,985 945,580
5,971,770
Automobiles — 1.3%
General Motors Co. .................. 74,094 3,946,987
Banks — 12.2%
Citigroup, Inc. ...................... 154,365 10,865,752
First Citizens BancShares, Inc. , Class A ..... 4,656 9,838,221
JPMorgan Chase & Co. ............... 17,817 4,270,913
Wells Fargo & Co. ................... 158,110 11,105,647
36,080,533
Broadline Retail — 3.7%
(a)
Amazon.com, Inc. ................... 28,837 6,326,549
PDD Holdings, Inc. , ADR ............... 47,450 4,602,176
10,928,725
Building Products — 1.6%
Johnson Controls International plc ........ 60,198 4,751,428
Capital Markets — 1.0%
Carlyle Group, Inc. (The)
(b)
.............. 29,666 1,497,837
UBS Group AG (Registered) ............ 51,000 1,561,454
3,059,291
Chemicals — 1.2%
International Flavors & Fragrances, Inc.
(b)
.... 41,209 3,484,221
Communications Equipment — 2.4%
Cisco Systems, Inc. .................. 117,746 6,970,563
Consumer Staples Distribution & Retail — 1.3%
Dollar Tree, Inc.
(a)
.................... 52,425 3,928,730
Containers & Packaging — 1.7%
Sealed Air Corp. .................... 151,183 5,114,521
Diversified Telecommunication Services — 1.2%
AT&T, Inc. ......................... 96,704 2,201,950
Verizon Communications, Inc. ........... 34,973 1,398,570
3,600,520
Electric Utilities — 2.4%
Entergy Corp. ...................... 72,024 5,460,860
PG&E Corp. ....................... 74,980 1,513,096
6,973,956
Entertainment — 2.1%
Electronic Arts, Inc. .................. 41,632 6,090,762
Financial Services — 3.4%
Fidelity National Information Services, Inc.
(b)
.. 93,987 7,591,330
Visa, Inc. , Class A ................... 7,771 2,455,947
10,047,277
Food Products — 2.0%
Kraft Heinz Co. (The) ................. 195,272 5,996,803
Health Care Equipment & Supplies — 4.7%
Baxter International, Inc.
(b)
.............. 258,520 7,538,443
Koninklijke Philips NV, NYRS , ADR
(a) (b)
..... 56,447 1,429,238
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Medtronic plc ...................... 59,481 $ 4,751,343
13,719,024
Health Care Providers & Services — 9.4%
Cardinal Health, Inc. .................. 79,360 9,385,907
Cigna Group (The) ................... 12,541 3,463,072
CVS Health Corp. ................... 157,820 7,084,540
Elevance Health, Inc. ................. 2,875 1,060,587
Humana, Inc. ...................... 5,355 1,358,617
Labcorp Holdings, Inc. ................ 23,334 5,350,953
27,703,676
Household Durables — 2.0%
Sony Group Corp. , ADR
(b)
.............. 274,610 5,810,748
Insurance — 5.4%
American International Group, Inc. ........ 75,717 5,512,198
Fidelity National Financial, Inc. , Class A
(b)
.... 110,160 6,184,382
Willis Towers Watson plc ............... 13,084 4,098,432
15,795,012
IT Services — 1.8%
Cognizant Technology Solutions Corp. , Class
A
(b)
........................... 68,076 5,235,044
Life Sciences Tools & Services — 0.4%
Fortrea Holdings, Inc.
(a) (b)
............... 63,994 1,193,488
Machinery — 1.1%
CNH Industrial NV
(b)
.................. 143,917 1,630,580
Fortive Corp. ....................... 19,830 1,487,250
3,117,830
Media — 5.3%
Comcast Corp. , Class A ............... 189,951 7,128,861
Fox Corp. , Class A
(b)
.................. 41,433 2,012,815
WPP plc
(b)
......................... 641,053 6,607,875
15,749,551
Metals & Mining — 0.6%
Teck Resources Ltd. , Class B ........... 40,254 1,632,059
Multi-Utilities — 1.6%
Sempra .......................... 53,788 4,718,283
Oil, Gas & Consumable Fuels — 6.9%
BP plc , ADR
(b)
...................... 206,531 6,105,056
Enterprise Products Partners LP .......... 52,079 1,633,197
Hess Corp. ........................ 45,280 6,022,693
Shell plc .......................... 171,190 5,336,164
Suncor Energy, Inc. .................. 38,123 1,360,229
20,457,339
Pharmaceuticals — 2.6%
AstraZeneca plc .................... 9,656 1,258,946
Sanofi SA , ADR
(b)
.................... 129,907 6,265,415
7,524,361
Professional Services — 6.2%
Dun & Bradstreet Holdings, Inc. .......... 588,518 7,332,934
Leidos Holdings, Inc. ................. 9,958 1,434,550
SS&C Technologies Holdings, Inc.
(b)
....... 127,017 9,625,348
18,392,832
Technology Hardware, Storage & Peripherals — 4.0%
HP, Inc. .......................... 42,227 1,377,867
Samsung Electronics Co. Ltd. ........... 157,625 5,625,134
Western Digital Corp.
(a)
................ 82,782 4,936,290
11,939,291

Schedule of Investments
(continued)
December 31, 2024
BlackRock Basic Value V.I. Fund
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 0.6%
Swatch Group AG (The) , ADR
(b)
.......... 183,268 $ 1,660,408
Tobacco — 1.5%
British American Tobacco plc , ADR ........ 122,238 4,439,684
Total Common Stocks — 97 .6%
(Cost: $ 262,253,824 ) .............................. 287,924,467
Investment Companies
SPDR S&P Biotech ETF
(b)
.............. 32,330 2,911,640
Total Investment Companies — 1 .0%
(Cost: $ 2,605,222 ) ............................... 2,911,640
Total Long-Term Investments — 98.6%
(Cost: $ 264,859,046 ) .............................. 290,836,107
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 10.8%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.63%
(e)
.................. 27,511,964 $ 27,525,720
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.36% .................... 4,327,006 4,327,006
Total Short-Term Securities — 10 .8%
(Cost: $ 31,853,456 ) ............................... 31,852,726
Total Investments — 109 .4%
(Cost: $ 296,712,502 ) .............................. 322,688,833
Liabilities in Excess of Other Assets — (9.4) % ............. (27,739,332)
Net Assets — 100.0% ...............................
$ 294,949,501
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
Shares
Held at
12/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 27,523,449
(a)
$ — $ 3,001 $ (730) $ 27,525,720 27,511,964 $ 173,390
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 3,232,316 1,094,690
(a)
— — — 4,327,006 4,327,006 106,918 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 36,163,245 — (36,155,611)
(a)
(8,050) 416 — — — —
$ (5,049) $ (314) $ 31,852,726 $ 280,308 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Basic Value V.I. Fund
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 11,889,750 $ — $ — $ 11,889,750
Automobile Components .................................. 5,971,770 — — 5,971,770
Automobiles .......................................... 3,946,987 — — 3,946,987
Banks ............................................... 36,080,533 — — 36,080,533
Broadline Retail ........................................ 10,928,725 — — 10,928,725
Building Products ....................................... 4,751,428 — — 4,751,428
Capital Markets ........................................ 1,497,837 1,561,454 — 3,059,291
Chemicals ............................................ 3,484,221 — — 3,484,221
Communications Equipment ................................ 6,970,563 — — 6,970,563
Consumer Staples Distribution & Retail ........................ 3,928,730 — — 3,928,730
Containers & Packaging .................................. 5,114,521 — — 5,114,521
Diversified Telecommunication Services ........................ 3,600,520 — — 3,600,520
Electric Utilities ........................................ 6,973,956 — — 6,973,956
Entertainment ......................................... 6,090,762 — — 6,090,762
Financial Services ...................................... 10,047,277 — — 10,047,277
Food Products ......................................... 5,996,803 — — 5,996,803
Health Care Equipment & Supplies ........................... 13,719,024 — — 13,719,024
Health Care Providers & Services ............................ 27,703,676 — — 27,703,676
Household Durables ..................................... 5,810,748 — — 5,810,748
Insurance ............................................ 15,795,012 — — 15,795,012
IT Services ........................................... 5,235,044 — — 5,235,044
Life Sciences Tools & Services .............................. 1,193,488 — — 1,193,488
Machinery ............................................ 3,117,830 — — 3,117,830
Media ............................................... 9,141,676 6,607,875 — 15,749,551
Metals & Mining ........................................ 1,632,059 — — 1,632,059
Multi-Utilities .......................................... 4,718,283 — — 4,718,283
Oil, Gas & Consumable Fuels ............................... 15,121,175 5,336,164 — 20,457,339
Pharmaceuticals ....................................... 6,265,415 1,258,946 — 7,524,361
Professional Services .................................... 18,392,832 — — 18,392,832
Technology Hardware, Storage & Peripherals .................... 6,314,157 5,625,134 — 11,939,291
Textiles, Apparel & Luxury Goods ............................ 1,660,408 — — 1,660,408
Tobacco ............................................. 4,439,684 — — 4,439,684
Investment Companies .................................... 2,911,640 — — 2,911,640
Short-Term Securities
Money Market Funds ...................................... 31,852,726 — — 31,852,726
$ 302,299,260 $ 20,389,573 $ — $ 322,688,833

Statement of Assets and Liabilities
December 31, 2024
5
Statement of Assets and Liabilities
BlackRock
Basic Value V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 290,836,107
Investments, at value — affiliated
(c)
.......................................................................................... 31,852,726
Cash ............................................................................................................. 3,520
Receivables: –
Securities lending income — affiliated ...................................................................................... 14,062
Capital shares sold ................................................................................................... 5,065
Dividends — unaffiliated ............................................................................................... 404,995
Dividends — affiliated ................................................................................................. 14,838
Prepaid e xpenses ..................................................................................................... 1,931
Total a ssets .........................................................................................................
323,133,244
LIABILITIES
Foreign bank overdraft
(d)
................................................................................................. 15,610
Collateral on securities loaned ............................................................................................. 27,557,140
Payables: –
Capital shares redeemed ............................................................................................... 140,090
Distribution fees ..................................................................................................... 11,402
Interest expense .................................................................................................... 470
Investment advisory fees .............................................................................................. 153,414
Directors' and Officer's fees ............................................................................................. 1,008
Printing and postage fees .............................................................................................. 34,978
Professional fees .................................................................................................... 47,785
Transfer agent fees .................................................................................................. 191,114
Other accrued expenses ............................................................................................... 30,732
Total li abilities ........................................................................................................
28,183,743
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 294,949,501
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 267,954,735
Accumulated earnings .................................................................................................. 26,994,766
NET ASSETS ........................................................................................................
$ 294,949,501
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 264,859,046
(b)
  Securities loaned, at value ...................................................................................... $ 27,062,558
(c)
  Investments, at cost — affiliated ................................................................................... $ 31,853,456
(d)
  Foreign bank overdraft, at cost ................................................................................... $ 15,653
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2024
2024
BlackRock Annual Financial Statements and Additional Information
6
See notes to financial statements.
BlackRock Basic
Value V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 242,366,455
Shares outstanding ...................................................................................................
18,715,767
Net asset value .....................................................................................................
$ 12.95
Shares authorized ...................................................................................................
300 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 52,583,046
Shares outstanding ...................................................................................................
4,117,624
Net asset value .....................................................................................................
$ 12.77
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10

Statement of Operations
Year Ended December 31, 2024
7
Statement of Operations
See notes to financial statements.
BlackRock
Basic Value V.I.
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 7,814,554
Dividends — affiliated ................................................................................................. 106,918
Interest — unaffiliated ................................................................................................. 1,121
Securities lending income — affiliated — net ................................................................................. 173,390
Foreign taxes withheld ................................................................................................ (112,046)
Total investment income .................................................................................................
7,983,937
EXPENSES
Investment advisory .................................................................................................. 1,887,174
Transfer agent — class specific .......................................................................................... 619,861
Distribution — class specific ............................................................................................ 158,136
Professional ....................................................................................................... 102,304
Accounting services .................................................................................................. 48,987
Printing and postage ................................................................................................. 18,617
Custodian ......................................................................................................... 12,010
Directors and Officer ................................................................................................. 10,403
Transfer agent ...................................................................................................... 5,004
Miscellaneous ...................................................................................................... 7,386
Total expenses excluding interest expense .....................................................................................
2,869,882
Interest expense .................................................................................................... 788
Total expenses .......................................................................................................
2,870,670
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (1,573)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (412,170)
Total expenses after fees waived and/or reimbursed ..............................................................................
2,456,927
Net investment income ..................................................................................................
5,527,010
REALIZED AND UNREALIZED GAIN (LOSS) $ 26,441,282
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 24,450,981
Investments — affiliated ............................................................................................. (5,049)
Foreign currency transactions ......................................................................................... 12,489
A
24,458,421
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 1,990,198
Investments — affiliated ............................................................................................. (314)
Foreign currency translations .......................................................................................... (7,023)
A
1,982,861
Net realized and unrealized gain ...........................................................................................
26,441,282
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 31,968,292

Statements of Changes in Net Assets

2024
BlackRock Annual Financial Statements and Additional Information
8
See notes to financial statements.
BlackRock Basic Value V.I. Fund
Year Ended
12/31/24
Year Ended
12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 5,527,010  $ 5,770,902
Net realized gain .................................................................................. 24,458,421  9,896,973
Net change in unrealized appreciation (depreciation) .......................................................... 1,982,861  31,780,087
Net increase in net assets resulting from operations ............................................................. 31,968,292  47,447,962
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ (23,093,622) (13,735,954)
Class III ....................................................................................... (4,857,509) (3,646,956)
Decrease in net assets resulting from distributions to shareholders ................................................... (27,951,131) (17,382,910)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (28,164,063) (20,717,213)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (24,146,902) 9,347,839
Beginning of year .................................................................................... 319,096,403  309,748,564
End of year ........................................................................................
$ 294,949,501  $ 319,096,403
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
9
Financial Highlights
BlackRock Basic Value V.I. Fund
Class I
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of year ..............................
$ 12.94  $ 11.75  $ 13.99  $ 13.58  $ 13.75
Net investment income
(a)
....................................
0 .25  0 .24  0 .19  0 .20  0 .26
Net realized and unrealized gain (loss) ...........................
1 .11  1 .70  ( 0 .90 ) 2 .68  0 .18
Net increase (decrease) from investment operations ................... 1.36  1.94  (0.71) 2.88  0.44
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .29 ) ( 0 .23 ) ( 0 .19 ) ( 0 .20 ) ( 0 .30 )
From net realized gain ...................................... ( 1 .06 ) ( 0 .52 ) ( 1 .34 ) ( 2 .27 ) ( 0 .31 )
Total distributions ........................................... (1.35) (0.75) (1.53) (2.47) (0.61)
Net asset value, end of year .................................. $ 12.95  $ 12.94  $ 11.75  $ 13.99  $ 13.58
Total Return
(c)
Based on net asset value ..................................... 10.37% 16.61% (4.92)% 21.67% 3.43%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
0.86% 0.86% 0.84% 0.85% 0.87%
Total expenses after fees waived and/or reimbursed ...................
0.72% 0.73% 0.71% 0.72% 0.73%
Net investment income ......................................
1.81% 1.93% 1.44% 1.32% 2.14%
Supplemental Data
Net assets, end of year (000) ................................... $ 242,366  $ 249,087  $ 243,526  $ 287,095  $ 270,007
Portfolio turnover rate ........................................ 41% 39% 63% 67% 89%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information
10
BlackRock Basic Value V.I. Fund
Class III
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of year ..............................
$ 12.77  $ 11.61  $ 13.83  $ 13.46  $ 13.62
Net investment income
(a)
....................................
0 .21  0 .20  0 .15  0 .16  0 .23
Net realized and unrealized gain (loss) ...........................
1 .10  1 .68  ( 0 .88 ) 2 .65  0 .16
Net increase (decrease) from investment operations ................... 1.31  1.88  (0.73) 2.81  0.39
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .25 ) ( 0 .20 ) ( 0 .15 ) ( 0 .17 ) ( 0 .24 )
From net realized gain ...................................... ( 1 .06 ) ( 0 .52 ) ( 1 .34 ) ( 2 .27 ) ( 0 .31 )
Total distributions ........................................... (1.31) (0.72) (1.49) (2.44) (0.55)
Net asset value, end of year .................................. $ 12.77  $ 12.77  $ 11.61  $ 13.83  $ 13.46
Total Return
(c)
Based on net asset value ..................................... 10.05% 16.24% (5.12)% 21.34% 3.13%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
1.12% 1.12% 1.11% 1.11% 1.12%
Total expenses after fees waived and/or reimbursed ...................
1.01% 1.01% 0.99% 0.99% 1.01%
Net investment income ......................................
1.54% 1.65% 1.16% 1.04% 1.94%
Supplemental Data
Net assets, end of year (000) ................................... $ 52,583  $ 70,009  $ 63,262  $ 74,157  $ 33,584
Portfolio turnover rate ........................................ 41% 39% 63% 67% 89%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Notes to Financial Statements
11
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Basic Value V.I.
Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares. Effective April 30, 2024, the Fund terminated its Class II Shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2024 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or results of operations.

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
12
The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive

Notes to Financial Statements
(continued)
13
Notes to Financial Statements
interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s  Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2024, the class specific distribution fees borne directly by Class III were $158,136.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Barclays Capital, Inc. .............................. $ 3,347,553 $ (3,347,553) $ — $ —
BMO Capital Markets Corp. .......................... 18,012 (18,012) — —
Citigroup Global Markets, Inc. ........................ 13,677,141 (13,677,141) — —
Goldman Sachs & Co. LLC .......................... 3,240,614 (3,240,614) — —
J.P. Morgan Securities LLC .......................... 4,195,866 (4,195,866) — —
Morgan Stanley .................................. 1,069,028 (1,069,028) — —
SG Americas Securities LLC ......................... 1,017,575 (1,017,575) — —
Toronto-Dominion Bank ............................ 496,769 (496,769) — —
$ 27,062,558 $ (27,062,558) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.60%
$1 billion - $3 billion ..................................................................................................... 0.56
$3 billion - $5 billion ..................................................................................................... 0.54
$5 billion - $10 billion .................................................................................................... 0.52
Greater than $10 billion ................................................................................................... 0.51

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
14
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the year ended December 31, 2024 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year  ended December 31, 2024 , the amount waived was $ 1,573 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2024, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager — class specific in the Statement of Operations. For the year ended December 31, 2024, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2024, there were no fees waived and/
or reimbursed by the Manager pursuant to this agreement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 490,688 $ 129,173 $ 619,861
Class I ................................................................................................................
0 .06%
Class III ...............................................................................................................
0 .09
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 339,925
Class III ...................................................................................................... 72,245
$ 412,170
Class I Class III
Expense Limitations .................................................................................. 1 .25% 1 .50%

Notes to Financial Statements
(continued)
15
Notes to Financial Statements
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2024, the Fund paid BIM $40,201 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2024, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the  Company  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors  and Officer in the Statement of Operations.
6. PURCHASES AND SALES
For the year ended December 31, 2024, purchases and sales of investments, excluding short-term securities, were $129,276,880 and $180,665,291, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund's NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to nondeductible expenses were reclassified to the following accounts:
The tax character of distributions paid was as follows:
Fund Name Paid-in Capital
Accumulated
Earnings (Loss)
BlackRock Basic Value V.I. Fund ................................................................ $ (719) $ 719
Fund Name
Year Ended
12/31/24
Year Ended
12/31/23
BlackRock Basic Value V.I. Fund
Ordinary income ...................................................................................... $ 10,441,019 $ 10,944,531
Long-term capital gains ................................................................................. 17,510,112 6,438,379
$ 27,951,131 $ 17,382,910

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
16
As of December 31, 2024, the tax components of accumulated earnings (loss) were as follows:
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the timing and recognition of partnership income and the characterization of corporate actions.
As of December 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2024, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic
Fund Name
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Net Unrealized
Gains (Losses)
(a)
Total
BlackRock Basic Value V.I. Fund .............................................. $ 951,947 $ 140,462 $ 25,902,357 $ 26,994,766
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Basic Value V.I. Fund ....................................... $ 296,004,049 $ 46,514,809 $ (19,830,025) $ 26,684,784

Notes to Financial Statements
(continued)
17
Notes to Financial Statements
growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
(a)
There were no Class II Shares outstanding for the year ended December 31, 2024.
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/24
Year Ended
12/31/23
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Basic Value V.I. Fund
Class I
Shares sold .............................................
280,390 $ 3,843,862 623,885 $ 7,764,840
Shares issued in reinvestment of distributions ........................
1,752,878 23,093,622 1,078,977 13,735,954
Shares redeemed .........................................
(2,569,925) (35,626,604) (3,171,438) (39,544,599)
(536,657) $ (8,689,120) (1,468,576) $ (18,043,805)
Class II
(a)
Shares sold .............................................
— $ — 1,293 $ 15,166
Shares redeemed .........................................
— — (254,390) (3,130,460)
— $ — (253,097) $ (3,115,294)
Class III
Shares sold .............................................
351,172 $ 4,754,339 588,496 $ 7,245,289
Shares issued in reinvestment of distributions ........................
373,762 4,857,509 290,338 3,646,956
Shares redeemed .........................................
(2,090,931) (29,086,791) (845,327) (10,450,359)
(1,365,997) $ (19,474,943) 33,507 $ 441,886
(1,902,654) $ (28,164,063) (1,688,166) $ (20,717,213)

Report of Independent Registered Public Accounting Firm
2024
BlackRock Annual Financial Statements and Additional Information
18
To the Shareholders of BlackRock Basic Value V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Basic Value V.I. Fund of BlackRock Variable Series Funds, Inc. (the “Fund”), including the schedule of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2024, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 17, 2025
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in these Financial Statements
19
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
ADR American Depositary Receipts
ETF Exchange-Traded Fund
NYRS New York Registered Shares
SPDR Standard & Poor’s Depositary Receipts

December 31, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Annual Financial
Statements and Additional
Information
BlackRock Variable Series Funds, Inc.
BlackRock Capital Appreciation V.I. Fund

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
December 31, 2024
BlackRock Capital Appreciation V.I. Fund
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.7%
TransDigm Group, Inc. ................ 1,052 $ 1,333,179
Automobiles — 3.6%
Ferrari NV ........................ 2,046 869,223
Tesla, Inc.
(a)
........................ 4,925 1,988,912
2,858,135
Broadline Retail — 10.4%
Amazon.com, Inc.
(a)
.................. 38,167 8,373,458
Building Products — 0.6%
Trane Technologies plc ................ 1,301 480,524
Capital Markets — 2.2%
Blackstone, Inc. , Class A ............... 5,649 974,001
S&P Global, Inc. .................... 1,571 782,405
1,756,406
Chemicals — 1.1%
Sherwin-Williams Co. (The) ............. 2,716 923,250
Commercial Services & Supplies — 1.2%
Copart, Inc.
(a)
...................... 16,965 973,621
Electrical Equipment — 1.4%
Vertiv Holdings Co. , Class A ............ 9,790 1,112,242
Entertainment — 3.0%
Netflix, Inc.
(a)
....................... 2,681 2,389,629
Financial Services — 4.8%
Mastercard, Inc. , Class A ............... 1,537 809,338
Visa, Inc. , Class A ................... 9,639 3,046,310
3,855,648
Ground Transportation — 0.7%
Old Dominion Freight Line, Inc. .......... 3,164 558,130
Health Care Equipment & Supplies — 3.6%
(a)
Align Technology, Inc. ................. 2,975 620,317
Boston Scientific Corp. ................ 8,208 733,139
Intuitive Surgical, Inc. ................. 2,876 1,501,157
2,854,613
Hotels, Restaurants & Leisure — 0.9%
Hilton Worldwide Holdings, Inc. .......... 2,850 704,406
Interactive Media & Services — 9.4%
Alphabet, Inc. , Class A ................ 14,958 2,831,549
Meta Platforms, Inc. , Class A ............ 8,070 4,725,066
7,556,615
IT Services — 1.4%
(a)
MongoDB, Inc. , Class A ............... 1,176 273,785
Shopify, Inc. , Class A ................. 7,619 810,128
1,083,913
Life Sciences Tools & Services — 0.9%
Danaher Corp. ..................... 3,265 749,481
Media — 0.7%
Trade Desk, Inc. (The) , Class A
(a)
......... 4,897 575,544
Pharmaceuticals — 3.3%
Eli Lilly & Co. ...................... 3,459 2,670,348
Real Estate Management & Development — 0.9%
CoStar Group, Inc.
(a)
.................. 10,084 721,913
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment — 20.3%
ASML Holding NV (Registered), NYRS , ADR . 1,393 $ 965,460
Broadcom, Inc. ..................... 19,406 4,499,087
NVIDIA Corp. ...................... 75,530 10,142,924
Taiwan Semiconductor Manufacturing Co. Ltd. ,
ADR .......................... 3,281 647,965
16,255,436
Software — 17.4%
AppLovin Corp. , Class A
(a)
.............. 2,347 760,029
Cadence Design Systems, Inc.
(a)
......... 6,992 2,100,816
Intuit, Inc. ......................... 2,870 1,803,795
Microsoft Corp. ..................... 18,747 7,901,860
Salesforce, Inc. ..................... 4,011 1,340,998
13,907,498
Technology Hardware, Storage & Peripherals — 8.6%
Apple, Inc. ........................ 27,563 6,902,326
Total Common Stocks — 98 .1%
(Cost: $ 48,123,449 ) ............................... 78,596,315
Preferred Securities
Preferred Stocks — 2.2%
Interactive Media & Services — 2.2%
ByteDance Ltd. , Series E-1 , (Acquired 11/11/20 ,
cost $ 1,061,774 )
(a) (b) (c)
............... 9,690 1,750,983
Total Preferred Securities — 2 .2%
(Cost: $ 1,061,774 ) ............................... 1,750,983
Total Long-Term Investments — 100.3%
(Cost: $ 49,185,223 ) ............................... 80,347,298
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.36%
(d) (e)
.................. 83,259 83,259
Total Short-Term Securities — 0 .1%
(Cost: $ 83,259 ) ................................. 83,259
Total Investments — 100 .4%
(Cost: $ 49,268,482 ) ............................... 80,430,557
Liabilities in Excess of Other Assets — (0.4) % ............. (316,945)
Net Assets — 100.0% ...............................
$ 80,113,612
(a)
Non-income producing security.
(b)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,750,983, representing 2.19% of its net assets as of period end, and an original cost of $1,061,774.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.

Schedule of Investments
(continued)
December 31, 2024
BlackRock Capital Appreciation V.I. Fund
Schedule of Investments
3
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
Shares
Held at
12/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ — $ — $ (623)
(b)
$ 623 $ — $ — — $ 705
(c)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,152,059 — (1,068,800)
(b)
— — 83,259 83,259 12,073 —
SL Liquidity Series, LLC, Money
Market Series
(a)
........ — — — — — — — 34
(c)
—
$ 623 $ — $ 83,259 $ 12,812 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Capital Appreciation V.I. Fund
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 78,596,315 $ — $ — $ 78,596,315
Preferred Securities ....................................... — — 1,750,983 1,750,983
Short-Term Securities
Money Market Funds ...................................... 83,259 — — 83,259
$ 78,679,574 $ — $ 1,750,983 $ 80,430,557
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Preferred
Securities Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2023 ................................................................................... $ 1,581,376 $ 1,581,376
Transfers into Level 3 ................................................................................................. — —
Transfers out of Level 3 ................................................................................................ — —
Accrued discounts/premiums ............................................................................................. — —
Net realized gain .................................................................................................... — —
Net change in unrealized appreciation
(a) (b)
..................................................................................... 169,607 169,607
Purchases ......................................................................................................... — —
Sales ............................................................................................................ — —
Closing balance, as of December 31, 2024 ....................................................................................
$ 1,750,983 $ 1,750,983
Net change in unrealized appreciation on investments still held at December 31, 2024
(b)
.......................................................
$ 169,607 $ 169,607
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

Schedule of Investments
(continued)
December 31, 2024
BlackRock Capital Appreciation V.I. Fund
Schedule of Investments
5
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
See notes to financial statements.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s
Level 3 investments as of period end.
Value
Valuation
Approach Unobservable Inputs
(a)
Range of
Unobservable
Inputs Utilized
(a)
Weighted Average of
Unobservable Inputs
Based on Fair Value
Preferred Stocks ........................... $ 1,750,983 Market Revenue Multiple 1.26x —
Recent Transaction
(b)
—
$ 1,750,983
(b)
For the period end December 31, 2024, the valuation technique used recent prior transaction prices as inputs within the model used for the approximation of fair value.

Statement of Assets and Liabilities

December 31, 2024
2024
BlackRock Annual Financial Statements and Additional Information
6
BlackRock
Capital
Appreciation V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 80,347,298
Investments, at value — affiliated
(b)
.......................................................................................... 83,259
Cash ............................................................................................................. 625
Receivables: –
Securities lending income — affiliated ...................................................................................... 63
Capital shares sold ................................................................................................... 320
Dividends — unaffiliated ............................................................................................... 2,148
Dividends — affiliated ................................................................................................. 298
Investment adviser ................................................................................................... 30,126
Prepaid e xpenses ..................................................................................................... 4,969
Total a ssets .........................................................................................................
80,469,106
LIABILITIES
Payables: –
Accounting services fees ............................................................................................... 19,068
Capital shares redeemed ............................................................................................... 81,694
Distribution fees ..................................................................................................... 21,280
Interest expense .................................................................................................... 103
Directors' and Officer's fees ............................................................................................. 901
Printing and postage fees .............................................................................................. 31,919
Professional fees .................................................................................................... 132,019
Transfer agent fees .................................................................................................. 52,278
Other accrued expenses ............................................................................................... 16,232
Total li abilities ........................................................................................................
355,494
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 80,113,612
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 47,344,450
Accumulated earnings .................................................................................................. 32,769,162
NET ASSETS ........................................................................................................
$ 80,113,612
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 49,185,223
(b)
  Investments, at cost — affiliated ................................................................................... $ 83,259
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2024
7
Statement of Assets and Liabilities
See notes to financial statements.
BlackRock
Capital
Appreciation V.I.
Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 1,074,664
Shares outstanding ...................................................................................................
140,088
Net asset value .....................................................................................................
$ 7.67
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 79,038,948
Shares outstanding ...................................................................................................
11,300,638
Net asset value .....................................................................................................
$ 6.99
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10

Statement of Operations

Year Ended December 31, 2024
2024
BlackRock Annual Financial Statements and Additional Information
8
See notes to financial statements.
BlackRock
Capital
Appreciation V.I.
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 570,045
Dividends — affiliated ................................................................................................. 12,073
Interest — unaffiliated ................................................................................................. 129
Securities lending income — affiliated — net ................................................................................. 739
Foreign taxes withheld ................................................................................................ (10,900)
Total investment income .................................................................................................
572,086
EXPENSES
Investment advisory .................................................................................................. 782,393
Professional ....................................................................................................... 206,321
Transfer agent — class specific .......................................................................................... 205,604
Distribution — class specific ............................................................................................ 189,303
Printing and postage ................................................................................................. 69,916
Accounting services .................................................................................................. 40,499
Custodian ......................................................................................................... 9,599
Directors and Officer ................................................................................................. 7,561
Transfer agent ...................................................................................................... 4,754
Miscellaneous ...................................................................................................... 5,777
Total expenses excluding interest expense .....................................................................................
1,521,727
Interest expense .................................................................................................... 1,615
Total expenses .......................................................................................................
1,523,342
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (255,029)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (178,263)
Total expenses after fees waived and/or reimbursed ..............................................................................
1,090,050
Net investment loss ....................................................................................................
(517,964)
REALIZED AND UNREALIZED GAIN (LOSS) $ 35,079,900
Net realized gain from: $ –
Investments — unaffiliated ........................................................................................... 69,537,373
Investments — affiliated ............................................................................................. 623
Foreign currency transactions ......................................................................................... 435
A
69,538,431
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (34,458,259)
Foreign currency translations .......................................................................................... (272)
A
(34,458,531)
Net realized and unrealized gain ...........................................................................................
35,079,900
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 34,561,936

Statements of Changes in Net Assets
9
Statements of Changes in Net Assets
BlackRock Capital Appreciation V.I. Fund
Year Ended
12/31/24
Year Ended
12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment loss ................................................................................ $ (517,964) $ (550,229)
Net realized gain .................................................................................. 69,538,431  12,474,998
Net change in unrealized appreciation (depreciation) .......................................................... (34,458,531) 58,102,342
Net increase in net assets resulting from operations ............................................................. 34,561,936  70,027,111
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ (366,508) (6,039,329)
Class III ....................................................................................... (29,403,360) (3,508,490)
Decrease in net assets resulting from distributions to shareholders ................................................... (29,769,868) (9,547,819)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (117,302,055) (26,794,249)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (112,509,987) 33,685,043
Beginning of year .................................................................................... 192,623,599  158,938,556
End of year ........................................................................................
$ 80,113,612  $ 192,623,599
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information
10
BlackRock Capital Appreciation V.I. Fund
Class I
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of year ............................
$ 8.50  $ 6.02  $ 10.19  $ 10.35  $ 7.99
Net investment loss
(a)
....................................
( 0 .03 ) ( 0 .02 ) ( 0 .01 ) ( 0 .04 ) ( 0 .03 )
Net realized and unrealized gain (loss) .........................
2 .89  2 .95  ( 3 .81 ) 2 .16  3 .36
Net increase (decrease) from investment operations ................. 2.86  2.93  (3.82) 2.12  3.33
Distributions from net realized gain
(b)
.......................... (3.69) (0.45) (0.35) (2.28) (0.97)
Net asset value, end of year ................................ $ 7.67  $ 8.50  $ 6.02  $ 10.19  $ 10.35
Total Return
(c)
Based on net asset value ................................... 32.28%
(d)
49.00% (37.64)% 21.16% 41.91%
Ratios to Average Net Assets
(e)
Total expen ses ..........................................
0.92% 1.04%
(f)
0.93% 0.92% 0.95%
Total expenses after fees waived and/or reimbursed .................
0.72% 0.91%
(f)
0.80% 0.79% 0.82%
Total expenses after fees waived and/or reimbursed and excluding interest expense .............................................
0.71% 0.91% 0.80% 0.79% 0.82%
Net investment loss .......................................
(0.32)% (0.22)% (0.08)% (0.35)% (0.33)%
Supplemental Data
Net assets, end of year (000) ................................. $ 1,075  $ 122,511  $ 100,146  $ 170,539  $ 162,334
Portfolio turnover rate ...................................... 26% 22% 66% 42% 37%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed, would have been 0.94% and 0.81%, respectively.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
11
Financial Highlights
BlackRock Capital Appreciation V.I. Fund
Class III
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of year ............................
$ 8.11  $ 5.76  $ 9.80  $ 10.05  $ 7.80
Net investment loss
(a)
....................................
( 0 .05 ) ( 0 .03 ) ( 0 .02 ) ( 0 .07 ) ( 0 .05 )
Net realized and unrealized gain (loss) .........................
2 .76  2 .81  ( 3 .67 ) 2 .10  3 .27
Net increase (decrease) from investment operations ................. 2.71  2.78  (3.69) 2.03  3.22
Distributions from net realized gain
(b)
.......................... (3.83) (0.43) (0.35) (2.28) (0.97)
Net asset value, end of year ................................ $ 6.99  $ 8.11  $ 5.76  $ 9.80  $ 10.05
Total Return
(c)
Based on net asset value ................................... 31.93%
(d)
48.59% (37.81)% 20.89% 41.52%
Ratios to Average Net Assets
(e)
Total expen ses ..........................................
1.47% 1.29%
(f)
1.18% 1.17% 1.19%
Total expenses after fees waived and/or reimbursed .................
1.02% 1.17%
(f)
1.06% 1.05% 1.08%
Total expenses after fees waived and/or reimbursed and excluding interest expense .............................................
1.02% 1.17% 1.06% 1.05% 1.08%
Net investment loss .......................................
(0.50)% (0.47)% (0.34)% (0.61)% (0.59)%
Supplemental Data
Net assets, end of year (000) ................................. $ 79,039  $ 70,112  $ 58,793  $ 83,028  $ 73,627
Portfolio turnover rate ...................................... 26% 22% 66% 42% 37%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed, would have been 1.19% and 1.07%, respectively.
See notes to financial statements.

Notes to Financial Statements
2024
BlackRock Annual Financial Statements and Additional Information
12
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Capital
Appreciation V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
The Board of Directors of the Company had previously approved an Agreement and Plan of Reorganization between the Company, on behalf of the Fund, and the
Company, on behalf of BlackRock Large Cap Focus Growth V.I. Fund (the “Acquiring Fund”), pursuant to which the Fund would be reorganized into the Acquiring Fund (the
“Reorganization”). The Company, on behalf of each of the Fund and the Acquiring Fund, has determined not to proceed with the Reorganization at this time.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2024 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Notes to Financial Statements
(continued)
13
Notes to Financial Statements
Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or results of operations.
The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
14
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s  Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

Notes to Financial Statements
(continued)
15
Notes to Financial Statements
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2024, the class specific distribution fees borne directly by Class III were $189,303.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the year ended December 31, 2024 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2024, the amount waived was $180.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2024, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.65%
$1 billion - $3 billion ..................................................................................................... 0.61
$3 billion - $5 billion ..................................................................................................... 0.59
$5 billion - $10 billion .................................................................................................... 0.57
Greater than $10 billion ................................................................................................... 0.55
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 48,363 $ 157,241 $ 205,604
Class I ................................................................................................................
0 .07%
Class III ...............................................................................................................
0 .08

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
16
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2024, the following amounts are included in transfer agent fees reimbursed by the Manager in the Statement of Operations:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The current expense limitations as a percentage of average daily net assets are as follows:
Prior to March 8, 2024, the expense limitations as a percentage of average daily assets for Class I and Class III were 1.25% and 1.50%, respectively.
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2024, the following amounts are included in fees waived and/or reimbursed by the Manager in the Statement of Operations:
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of
Operations. For the year ended December 31, 2024, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2024, the Fund paid BIM $149 for securities lending agent services.
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 31,132
Class III ...................................................................................................... 96,664
$ 127,796
Class I Class III
Expense Limitations .................................................................................. 0 .79% 1 .04%
Fund Name
Fees Waived
and/or
Reimbursed
by the Manager
BlackRock Capital Appreciation V.I. Fund ......................................................................................... $ 254,849
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 593
Class III ...................................................................................................... 49,874
$ 50,467

Notes to Financial Statements
(continued)
17
Notes to Financial Statements
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2024, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the  Company  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors  and Officer in the Statement of Operations.
Other Transactions: During year ended December 31, 2024, the Fund received a reimbursement of $85,000 from an affiliate, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations, related to the Reorganization. Please refer to the Organization note within the Notes to Financial Statements for details pertaining to the cancelled Reorganization.
The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the year ended December 31, 2024, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
6. PURCHASES AND SALES
For the year ended December 31, 2024, purchases and sales of investments, excluding short-term securities, were $31,967,004 and $178,810,961, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund's NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to certain deemed distributions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
Purchases ............................................................................................................... $ 276,720
Sales ................................................................................................................... —
Net Realized Gain .......................................................................................................... —
Fund Name Paid-in Capital
Accumulated
Earnings (Loss)
BlackRock Capital Appreciation V.I. Fund ........................................................... $ 39,710,609 $ (39,710,609)
Fund Name
Year Ended
12/31/24
Year Ended
12/31/23
BlackRock Capital Appreciation V.I. Fund
Ordinary income ...................................................................................... $ 2,510,219 $ 1,479,451
Long-term capital gains ................................................................................. 27,259,649 8,068,368
$ 29,769,868 $ 9,547,819

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
18
As of December 31, 2024, the tax components of accumulated earnings (loss) were as follows:
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
As of December 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2024, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Fund Name
Undistributed
Long-Term
Capital Gains
Net Unrealized
Gains (Losses)
(a)
Total
BlackRock Capital Appreciation V.I. Fund ....................................................... $ 1,729,844 $ 31,039,318 $ 32,769,162
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Capital Appreciation V.I. Fund ................................. $ 49,391,220 $ 31,877,236 $ (837,899) $ 31,039,337

Notes to Financial Statements
(continued)
19
Notes to Financial Statements
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
As of period end, the Fund’s investments had the following industry classifications:
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
INDUSTRY ALLOCATION
Industry
Percent of
Long-Term
Investments
Semiconductors & Semiconductor Equipment ................................................................................... 20 .2%
Software ........................................................................................................... 17 .3
Interactive Media & Services .............................................................................................. 11 .6
Broadline Retail ....................................................................................................... 10 .4
Technology Hardware, Storage & Peripherals ................................................................................... 8 .6
Other
(a)
............................................................................................................. 31 .9
(a)
All other industries held were less than 5% of long-term investments.
Year Ended
12/31/24
Year Ended
12/31/23
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Capital Appreciation V.I. Fund
Class I
Shares sold .............................................
235,932 $ 2,177,893 564,218 $ 4,560,452
Shares issued in reinvestment of distributions ........................
45,069 366,508 749,296 6,039,329
Shares redeemed .........................................
(14,559,387) (137,237,748) (3,541,692) (26,676,668)
(14,278,386) $ (134,693,347) (2,228,178) $ (16,076,887)
Class III
Shares sold .............................................
1,017,006 $ 9,634,307 703,422 $ 5,053,408
Shares issued in reinvestment of distributions ........................
3,963,057 29,403,360 456,241 3,508,490
Shares redeemed .........................................
(2,325,697) (21,646,375) (2,726,773) (19,279,260)
2,654,366 $ 17,391,292 (1,567,110) $ (10,717,362)
(11,624,020) $ (117,302,055) (3,795,288) $ (26,794,249)

Report of Independent Registered Public Accounting Firm
2024
BlackRock Annual Financial Statements and Additional Information
20
To the Shareholders of BlackRock Capital Appreciation V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Capital Appreciation V.I. Fund of BlackRock Variable Series Funds, Inc. (the “Fund”),
including the schedule of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2024, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 17, 2025
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in these Financial Statements
21
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
ADR American Depositary Receipts
NYRS New York Registered Shares

December 31, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Annual Financial
Statements and Additional
Information
BlackRock Variable Series Funds, Inc.
BlackRock Equity Dividend V.I. Fund

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
December 31, 2024
BlackRock Equity Dividend V.I. Fund
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 4.3%
Airbus SE ......................... 8,603 $ 1,377,607
Boeing Co. (The)
(a)
................... 11,099 1,964,523
L3Harris Technologies, Inc. ............. 28,333 5,957,863
RTX Corp. ........................ 28,394 3,285,754
12,585,747
Automobile Components — 0.4%
Lear Corp. ........................ 13,653 1,292,939
Automobiles — 1.2%
General Motors Co.
(b)
................. 67,393 3,590,025
Banks — 12.4%
Bank of America Corp. ................ 54,200 2,382,090
Citigroup, Inc. ...................... 135,911 9,566,775
First Citizens BancShares, Inc. , Class A ..... 3,957 8,361,220
JPMorgan Chase & Co. ............... 19,399 4,650,134
Wells Fargo & Co. ................... 160,232 11,254,696
36,214,915
Beverages — 0.7%
Constellation Brands, Inc. , Class A ........ 4,077 901,017
Keurig Dr Pepper, Inc. ................ 31,692 1,017,947
1,918,964
Broadline Retail — 1.6%
Alibaba Group Holding Ltd. ............. 119,300 1,262,595
Amazon.com, Inc.
(a)
.................. 15,085 3,309,498
4,572,093
Building Products — 1.1%
Johnson Controls International plc ........ 41,655 3,287,829
Capital Markets — 1.9%
Carlyle Group, Inc. (The)
(b)
.............. 17,604 888,826
Intercontinental Exchange, Inc. .......... 31,945 4,760,124
5,648,950
Chemicals — 3.3%
Air Products & Chemicals, Inc. ........... 12,386 3,592,436
Albemarle Corp.
(b)
................... 12,738 1,096,487
Corteva, Inc. ....................... 10,172 579,397
International Flavors & Fragrances, Inc. ..... 22,346 1,889,354
PPG Industries, Inc. .................. 20,556 2,455,414
9,613,088
Commercial Services & Supplies — 0.3%
Rentokil Initial plc .................... 149,943 748,437
Communications Equipment — 1.7%
Cisco Systems, Inc. .................. 85,375 5,054,200
Consumer Staples Distribution & Retail — 0.8%
Dollar General Corp. ................. 28,938 2,194,079
Containers & Packaging — 1.4%
Crown Holdings, Inc. ................. 8,064 666,812
Sealed Air Corp.
(b)
................... 100,282 3,392,540
4,059,352
Diversified Telecommunication Services — 1.5%
AT&T, Inc. ......................... 35,001 796,973
Verizon Communications, Inc. ........... 90,542 3,620,774
4,417,747
Electric Utilities — 3.2%
American Electric Power Co., Inc. ......... 18,298 1,687,624
Entergy Corp. ...................... 28,782 2,182,251
Exelon Corp. ....................... 53,117 1,999,324
Security
Shares
Shares Value
Electric Utilities (continued)
PG&E Corp. ....................... 167,409 $ 3,378,314
9,247,513
Electrical Equipment — 0.2%
Acuity Brands, Inc. ................... 2,414 705,202
Entertainment — 2.5%
Electronic Arts, Inc. .................. 33,153 4,850,284
Walt Disney Co. (The) ................ 22,889 2,548,690
7,398,974
Financial Services — 2.7%
Fidelity National Information Services, Inc. ... 60,121 4,855,973
Visa, Inc. , Class A ................... 9,522 3,009,333
7,865,306
Food Products — 2.2%
Kraft Heinz Co. (The) ................. 169,148 5,194,535
Lamb Weston Holdings, Inc.
(b)
........... 20,694 1,382,980
6,577,515
Ground Transportation — 0.2%
Norfolk Southern Corp. ................ 2,255 529,249
Health Care Equipment & Supplies — 4.7%
Baxter International, Inc.
(b)
.............. 174,918 5,100,609
Becton Dickinson & Co. ............... 3,520 798,582
Koninklijke Philips NV
(a)
................ 62,716 1,588,677
Medtronic plc ...................... 77,188 6,165,777
13,653,645
Health Care Providers & Services — 8.6%
Cardinal Health, Inc. .................. 63,712 7,535,218
Cigna Group (The) ................... 8,436 2,329,517
CVS Health Corp. ................... 128,093 5,750,095
Elevance Health, Inc. ................. 7,619 2,810,649
Humana, Inc. ...................... 10,066 2,553,845
Labcorp Holdings, Inc. ................ 18,100 4,150,692
25,130,016
Household Durables — 1.8%
Sony Group Corp. ................... 245,700 5,178,264
Household Products — 0.5%
Kimberly-Clark Corp. ................. 11,204 1,468,172
Industrial Conglomerates — 0.5%
Honeywell International, Inc. ............ 6,767 1,528,598
Insurance — 4.7%
American International Group, Inc. ........ 57,783 4,206,602
Fidelity National Financial, Inc. , Class A ..... 63,578 3,569,269
Willis Towers Watson plc
(b)
.............. 19,378 6,069,965
13,845,836
IT Services — 1.6%
Cognizant Technology Solutions Corp. , Class A 61,745 4,748,190
Leisure Products — 0.9%
Hasbro, Inc. ....................... 49,257 2,753,959
Life Sciences Tools & Services — 0.3%
Fortrea Holdings, Inc.
(a)
................ 45,056 840,294
Machinery — 2.4%
CNH Industrial NV
(b)
.................. 217,131 2,460,094
Fortive Corp. ....................... 19,680 1,476,000
Komatsu Ltd. ...................... 28,900 787,304
Westinghouse Air Brake Technologies Corp. .. 12,176 2,308,448
7,031,846

Schedule of Investments
(continued)
December 31, 2024
BlackRock Equity Dividend V.I. Fund
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Media — 2.7%
Comcast Corp. , Class A ............... 140,230 $ 5,262,832
WPP plc
(b)
......................... 241,611 2,490,489
7,753,321
Metals & Mining — 0.5%
Teck Resources Ltd. , Class B ........... 38,376 1,555,379
Multi-Utilities — 1.6%
Dominion Energy, Inc. ................. 24,074 1,296,626
Sempra .......................... 40,145 3,521,519
4,818,145
Oil, Gas & Consumable Fuels — 5.7%
BP plc ........................... 925,061 4,572,548
Enterprise Products Partners LP .......... 101,341 3,178,054
Hess Corp. ........................ 27,576 3,667,883
Shell plc .......................... 148,313 4,623,065
Suncor Energy, Inc.
(b)
................. 15,757 562,210
16,603,760
Pharmaceuticals — 2.2%
AstraZeneca plc .................... 12,287 1,601,975
Eli Lilly & Co. ...................... 2,256 1,741,632
Sanofi SA ......................... 31,583 3,070,209
6,413,816
Professional Services — 3.8%
Leidos Holdings, Inc. ................. 20,436 2,944,010
SS&C Technologies Holdings, Inc. ........ 108,974 8,258,050
11,202,060
Residential REITs — 0.6%
Mid-America Apartment Communities, Inc. ... 11,945 1,846,339
Semiconductors & Semiconductor Equipment — 1.6%
Applied Materials, Inc. ................ 4,446 723,053
Intel Corp. ........................ 60,165 1,206,308
Micron Technology, Inc. ................ 8,119 683,295
Taiwan Semiconductor Manufacturing Co. Ltd. ,
ADR .......................... 10,521 2,077,793
4,690,449
Software — 2.4%
Microsoft Corp. ..................... 16,578 6,987,627
Specialized REITs — 1.1%
Crown Castle, Inc. ................... 34,755 3,154,364
Technology Hardware, Storage & Peripherals — 3.1%
HP, Inc. .......................... 148,083 4,831,948
Samsung Electronics Co. Ltd. , GDR
(c) (d)
..... 4,739 4,286,782
9,118,730
Tobacco — 1.0%
British American Tobacco plc , ADR ........ 79,180 2,875,818
Total Common Stocks — 95 .9%
(Cost: $ 256,724,907 ) .............................. 280,720,752
Security
Shares
Shares Value
Preferred Securities
Preferred Stocks — 0.3%
Household Products — 0.3%
Henkel AG & Co. KGaA (Preference) ....... 7,352 $ 645,039
Total Preferred Securities — 0 .3%
(Cost: $ 600,652 ) ................................. 645,039
Total Long-Term Investments — 96.2%
(Cost: $ 257,325,559 ) .............................. 281,365,791
Short-Term Securities
Money Market Funds — 7.6%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.63%
(g)
.................. 10,857,936 10,863,366
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.36% .................... 11,477,942 11,477,942
Total Short-Term Securities — 7 .6%
(Cost: $ 22,341,308 ) ............................... 22,341,308
Total Investments — 103 .8%
(Cost: $ 279,666,867 ) .............................. 303,707,099
Liabilities in Excess of Other Assets — (3.8) % ............. (11,024,063)
Net Assets — 100.0% ...............................
$ 292,683,036
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Equity Dividend V.I. Fund
4
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
Shares
Held at
12/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 10,862,376
(a)
$ — $ 990 $ — $ 10,863,366 10,857,936 $ 47,334
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 13,355,564 — (1,877,622)
(a)
— — 11,477,942 11,477,942 630,033 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 31,047,658 — (31,043,436)
(a)
(5,052) 830 — — — —
$ (4,062) $ 830 $ 22,341,308 $ 677,367 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(continued)
December 31, 2024
BlackRock Equity Dividend V.I. Fund
Schedule of Investments
5
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 11,208,140 $ 1,377,607 $ — $ 12,585,747
Automobile Components .................................. 1,292,939 — — 1,292,939
Automobiles .......................................... 3,590,025 — — 3,590,025
Banks ............................................... 36,214,915 — — 36,214,915
Beverages ........................................... 1,918,964 — — 1,918,964
Broadline Retail ........................................ 3,309,498 1,262,595 — 4,572,093
Building Products ....................................... 3,287,829 — — 3,287,829
Capital Markets ........................................ 5,648,950 — — 5,648,950
Chemicals ............................................ 9,613,088 — — 9,613,088
Commercial Services & Supplies ............................. — 748,437 — 748,437
Communications Equipment ................................ 5,054,200 — — 5,054,200
Consumer Staples Distribution & Retail ........................ 2,194,079 — — 2,194,079
Containers & Packaging .................................. 4,059,352 — — 4,059,352
Diversified Telecommunication Services ........................ 4,417,747 — — 4,417,747
Electric Utilities ........................................ 9,247,513 — — 9,247,513
Electrical Equipment ..................................... 705,202 — — 705,202
Entertainment ......................................... 7,398,974 — — 7,398,974
Financial Services ...................................... 7,865,306 — — 7,865,306
Food Products ......................................... 6,577,515 — — 6,577,515
Ground Transportation ................................... 529,249 — — 529,249
Health Care Equipment & Supplies ........................... 12,064,968 1,588,677 — 13,653,645
Health Care Providers & Services ............................ 25,130,016 — — 25,130,016
Household Durables ..................................... — 5,178,264 — 5,178,264
Household Products ..................................... 1,468,172 — — 1,468,172
Industrial Conglomerates .................................. 1,528,598 — — 1,528,598
Insurance ............................................ 13,845,836 — — 13,845,836
IT Services ........................................... 4,748,190 — — 4,748,190
Leisure Products ....................................... 2,753,959 — — 2,753,959
Life Sciences Tools & Services .............................. 840,294 — — 840,294
Machinery ............................................ 6,244,542 787,304 — 7,031,846
Media ............................................... 5,262,832 2,490,489 — 7,753,321
Metals & Mining ........................................ 1,555,379 — — 1,555,379
Multi-Utilities .......................................... 4,818,145 — — 4,818,145
Oil, Gas & Consumable Fuels ............................... 7,408,147 9,195,613 — 16,603,760
Pharmaceuticals ....................................... 1,741,632 4,672,184 — 6,413,816
Professional Services .................................... 11,202,060 — — 11,202,060
Residential REITs ....................................... 1,846,339 — — 1,846,339
Semiconductors & Semiconductor Equipment .................... 4,690,449 — — 4,690,449
Software ............................................. 6,987,627 — — 6,987,627
Specialized REITs ...................................... 3,154,364 — — 3,154,364
Technology Hardware, Storage & Peripherals .................... 4,831,948 4,286,782 — 9,118,730
Tobacco ............................................. 2,875,818 — — 2,875,818
Preferred Securities ....................................... 645,039 — — 645,039
Short-Term Securities
Money Market Funds ...................................... 22,341,308 — — 22,341,308
$ 272,119,147 $ 31,587,952 $ — $ 303,707,099

Statement of Assets and Liabilities

December 31, 2024
2024
BlackRock Annual Financial Statements and Additional Information
6
See notes to financial statements.
BlackRock
Equity Dividend
V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 281,365,791
Investments, at value — affiliated
(c)
.......................................................................................... 22,341,308
Receivables: –
Securities lending income — affiliated ...................................................................................... 3,326
Capital shares sold ................................................................................................... 72,025
Dividends — unaffiliated ............................................................................................... 362,168
Dividends — affiliated ................................................................................................. 39,530
Prepaid e xpenses ..................................................................................................... 1,821
Total a ssets .........................................................................................................
304,185,969
LIABILITIES
Foreign bank overdraft
(d)
................................................................................................. 2,669
Collateral on securities loaned ............................................................................................. 10,868,832
Payables: –
Capital shares redeemed ............................................................................................... 149,832
Distribution fees ..................................................................................................... 49,012
Interest expense .................................................................................................... 445
Investment advisory fees .............................................................................................. 152,587
Directors' and Officer's fees ............................................................................................. 344
Professional fees .................................................................................................... 36,422
Transfer agent fees .................................................................................................. 182,816
Other accrued expenses ............................................................................................... 59,974
Total li abilities ........................................................................................................
11,502,933
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 292,683,036
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 270,240,833
Accumulated earnings .................................................................................................. 22,442,203
NET ASSETS ........................................................................................................
$ 292,683,036
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 257,325,559
(b)
  Securities loaned, at value ...................................................................................... $ 10,701,912
(c)
  Investments, at cost — affiliated ................................................................................... $ 22,341,308
(d)
  Foreign bank overdraft, at cost ................................................................................... $ 2,555

Statement of Assets and Liabilities
(continued)
December 31, 2024
7
Statement of Assets and Liabilities
BlackRock
Equity Dividend
V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 53,333,318
Shares outstanding ...................................................................................................
5,051,358
Net asset value .....................................................................................................
$ 10.56
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 239,349,718
Shares outstanding ...................................................................................................
22,744,943
Net asset value .....................................................................................................
$ 10.52
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10
See notes to financial statements.

Statement of Operations

Year Ended December 31, 2024
2024
BlackRock Annual Financial Statements and Additional Information
8
See notes to financial statements.
BlackRock
Equity Dividend
V.I. Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 7,985,773
Dividends — affiliated ................................................................................................. 630,033
Interest — unaffiliated ................................................................................................. 551
Securities lending income — affiliated — net ................................................................................. 47,334
Foreign taxes withheld ................................................................................................ (118,185)
Foreign withholding tax claims ........................................................................................... 41,226
Total investment income .................................................................................................
8,586,732
EXPENSES
Investment advisory .................................................................................................. 1,879,529
Distribution — class specific ............................................................................................ 654,476
Transfer agent — class specific .......................................................................................... 640,870
Professional ....................................................................................................... 80,459
Accounting services .................................................................................................. 48,613
Custodian ......................................................................................................... 23,926
Printing and postage ................................................................................................. 17,327
Directors and Officer ................................................................................................. 9,705
Transfer agent ...................................................................................................... 4,803
Miscellaneous ...................................................................................................... 6,998
Total expenses excluding interest expense .....................................................................................
3,366,706
Interest expense .................................................................................................... 803
Total expenses .......................................................................................................
3,367,509
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (9,411)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (640,870)
Total expenses after fees waived and/or reimbursed ..............................................................................
2,717,228
Net investment income ..................................................................................................
5,869,504
REALIZED AND UNREALIZED GAIN (LOSS) $ 24,084,428
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 19,680,312
Investments — affiliated ............................................................................................. (4,062)
Foreign currency transactions ......................................................................................... 3,760
A
19,680,010
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 4,405,937
Investments — affiliated ............................................................................................. 830
Foreign currency translations .......................................................................................... (2,349)
A
4,404,418
Net realized and unrealized gain ...........................................................................................
24,084,428
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 29,953,932

Statements of Changes in Net Assets
9
Statements of Changes in Net Assets
BlackRock Equity Dividend V.I. Fund
Year Ended
12/31/24
Year Ended
12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 5,869,504  $ 6,264,590
Net realized gain .................................................................................. 19,680,010  15,643,555
Net change in unrealized appreciation (depreciation) .......................................................... 4,404,418  14,302,058
Net increase in net assets resulting from operations ............................................................. 29,953,932  36,210,203
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ (5,360,397) (3,019,357)
Class III ....................................................................................... (24,153,988) (17,942,589)
Decrease in net assets resulting from distributions to shareholders ................................................... (29,514,385) (20,961,946)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (28,404,768) (27,942,681)
NET ASSETS
Total decrease in net assets ............................................................................ (27,965,221) (12,694,424)
Beginning of year .................................................................................... 320,648,257  333,342,681
End of year ........................................................................................
$ 292,683,036  $ 320,648,257
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information
10
BlackRock Equity Dividend V.I. Fund
Class I
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of year ..............................
$ 10.63  $ 10.15  $ 12.17  $ 11.68  $ 11.90
Net investment income
(a)
....................................
0 .24  0 .23  0 .20  0 .21  0 .22
Net realized and unrealized gain (loss) ...........................
0 .85  0 .98  ( 0 .69 ) 2 .15  0 .20
Net increase (decrease) from investment operations ................... 1.09  1.21  (0.49) 2.36  0.42
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .29 ) ( 0 .21 ) ( 0 .20 ) ( 0 .20 ) ( 0 .24 )
From net realized gain ...................................... ( 0 .87 ) ( 0 .52 ) ( 1 .33 ) ( 1 .67 ) ( 0 .40 )
Total distributions ........................................... (1.16) (0.73) (1.53) (1.87) (0.64)
Net asset value, end of year .................................. $ 10.56  $ 10.63  $ 10.15  $ 12.17  $ 11.68
Total Return
(c)
Based on net asset value ..................................... 10.06% 12.24% (3.85)% 20.54% 3.91%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
0.87% 0.85% 0.86% 0.86% 0.85%
Total expenses after fees waived and/or reimbursed ...................
0.66% 0.66% 0.65% 0.65% 0.65%
Net investment income ......................................
2.08% 2.19% 1.77% 1.59% 2.08%
Supplemental Data
Net assets, end of year (000) ................................... $ 53,333  $ 46,764  $ 41,534  $ 39,837  $ 31,361
Portfolio turnover rate ........................................ 51% 42% 54% 42% 51%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
11
Financial Highlights
BlackRock Equity Dividend V.I. Fund
Class III
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of year ..............................
$ 10.60  $ 10.12  $ 12.14  $ 11.65  $ 11.88
Net investment income
(a)
....................................
0 .21  0 .20  0 .18  0 .18  0 .19
Net realized and unrealized gain (loss) ...........................
0 .84  0 .99  ( 0 .70 ) 2 .15  0 .19
Net increase (decrease) from investment operations ................... 1.05  1.19  (0.52) 2.33  0.38
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .26 ) ( 0 .19 ) ( 0 .17 ) ( 0 .17 ) ( 0 .21 )
From net realized gain ...................................... ( 0 .87 ) ( 0 .52 ) ( 1 .33 ) ( 1 .67 ) ( 0 .40 )
Total distributions ........................................... (1.13) (0.71) (1.50) (1.84) (0.61)
Net asset value, end of year .................................. $ 10.52  $ 10.60  $ 10.12  $ 12.14  $ 11.65
Total Return
(c)
Based on net asset value ..................................... 9.71% 11.99% (4.10)% 20.30% 3.57%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
1.11% 1.11% 1.11% 1.11% 1.11%
Total expenses after fees waived and/or reimbursed ...................
0.91% 0.91% 0.90% 0.90% 0.90%
Net investment income ......................................
1.83% 1.95% 1.52% 1.36% 1.83%
Supplemental Data
Net assets, end of year (000) ................................... $ 239,350  $ 273,884  $ 291,809  $ 330,650  $ 310,222
Portfolio turnover rate ........................................ 51% 42% 54% 42% 51%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Notes to Financial Statements
2024
BlackRock Annual Financial Statements and Additional Information
12
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Equity
Dividend V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2024 , if any, are disclosed in the Statement of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, the Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Notes to Financial Statements
(continued)
13
Notes to Financial Statements
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or results of operations.
The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
14
securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s  Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Citigroup Global Markets, Inc. ........................ $ 2,189,139 $ (2,189,139) $ — $ —
Goldman Sachs & Co. LLC .......................... 4,230,297 (4,230,297) — —
Morgan Stanley .................................. 4,277,362 (4,277,362) — —
State Street Bank & Trust Co. ........................ 5,114 (5,114) — —
$ 10,701,912 $ (10,701,912) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.60%
$1 billion - $3 billion ..................................................................................................... 0.56
$3 billion - $5 billion ..................................................................................................... 0.54
$5 billion - $10 billion .................................................................................................... 0.52
Greater than $10 billion ................................................................................................... 0.51

Notes to Financial Statements
(continued)
15
Notes to Financial Statements
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2024, the class specific distribution fees borne directly by Class III were $654,476.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific  in the Statement of Operations. For the year ended December 31, 2024 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2024, the amount waived was $9,411.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2024, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such certain expenses to 0.00% of average daily net assets for Class I and
Class III shares. The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025 , unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of Operations. For the year ended December 31, 2024 , class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2024, there were no fees waived and/
or reimbursed by the Manager pursuant to this agreement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 108,678 $ 532,192 $ 640,870
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 108,678
Class III ...................................................................................................... 532,192
$ 640,870
Class I Class III
Expense Limitations .................................................................................. 1.25% 1.50%

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
16
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2024, the Fund paid BIM $9,513 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2024, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
6. PURCHASES AND SALES
For the year ended December 31, 2024, purchases and sales of investments, excluding short-term securities, were $153,582,646 and $203,528,958, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund's NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to nondeductible expenses were reclassified to the following accounts:
The tax character of distributions paid was as follows:
Fund Name Paid-in Capital
Accumulated
Earnings (Loss)
BlackRock Equity Dividend V.I. Fund .............................................................. $ (988) $ 988
Fund Name
Year Ended
12/31/24
Year Ended
12/31/23
BlackRock Equity Dividend V.I. Fund
Ordinary income ...................................................................................... $ 11,859,899 $ 7,951,402
Long-term capital gains ................................................................................. 17,654,486 13,010,544
$ 29,514,385 $ 20,961,946

Notes to Financial Statements
(continued)
17
Notes to Financial Statements
As of December 31, 2024, the tax components of accumulated earnings (loss) were as follows:
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the timing and recognition of partnership income and the characterization of corporate actions.
(b)
The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
As of December 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2024, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed
Fund Name
Undistributed
Ordinary
Income
Net Unrealized
Gains (Losses)
(a)
Qualified Late-Year
Capital Losses
(b)
Total
BlackRock Equity Dividend V.I. Fund .......................................... $ 85,799 $ 23,770,209 $ (1,413,805) $ 22,442,203
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Equity Dividend V.I. Fund .................................... $ 277,334,573 $ 44,087,959 $ (17,715,433) $ 26,372,526

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
18
and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/24
Year Ended
12/31/23
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Equity Dividend V.I. Fund
Class I
Shares sold .............................................
954,817 $ 10,805,580 784,569 $ 8,292,189
Shares issued in reinvestment of distributions ........................
490,039 5,360,396 287,927 3,019,357
Shares redeemed .........................................
(791,432) (8,898,662) (767,487) (8,048,502)
653,424 $ 7,267,314 305,009 $ 3,263,044
Class III
Shares sold .............................................
1,119,733 $ 12,705,862 1,222,126 $ 12,728,054
Shares issued in reinvestment of distributions ........................
2,213,727 24,153,988 1,714,851 17,942,589
Shares redeemed .........................................
(6,425,831) (72,531,932) (5,940,269) (61,876,368)
(3,092,371) $ (35,672,082) (3,003,292) $ (31,205,725)
(2,438,947) $ (28,404,768) (2,698,283) $ (27,942,681)

Report of Independent Registered Public Accounting Firm
19
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Equity Dividend V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Equity Dividend V.I. Fund of BlackRock Variable Series Funds, Inc. (the “Fund”), including the schedule of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2024, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 17, 2025
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in these Financial Statements
2024
BlackRock Annual Financial Statements and Additional Information
20
Portfolio Abbreviation
ADR American Depositary Receipts
GDR Global Depositary Receipts
REIT Real Estate Investment Trust

December 31, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Annual Financial
Statements and Additional
Information
BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund

Derivative Financial Instruments
2024
BlackRock Annual Financial Statements and Additional Information
2
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Consolidated Financial Statements.

Consolidated Schedule of Investments
December 31, 2024
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 0.3%
(a)(b)
Anchorage Capital CLO 11 Ltd., Series
2019-11A, Class C1R2, (3-mo.
CME Term SOFR at 2.40% Floor +
2.40%), 7.03%, 07/22/37 ....... USD 270 $ 272,162
Apidos CLO XV, Series 2013-15A,
Class A1RR, (3-mo. CME Term
SOFR at 0.00% Floor + 1.27%),
5.89%, 04/20/31 ............ 273 273,349
Arbor Realty Commercial Real Estate
Notes Ltd., Series 2022-FL2,
Class A, (1-mo. CME Term SOFR
at 1.85% Floor + 1.85%), 6.25%,
05/15/37 ................. 379 378,851
Assurant CLO I Ltd., Series 2017-1A,
Class CR, (3-mo. CME Term SOFR
at 2.15% Floor + 2.41%), 7.03%,
10/20/34 ................. 280 280,731
Battalion CLO X Ltd., Series 2016-10A,
Class A2R2, (3-mo. CME Term
SOFR at 1.55% Floor + 1.81%),
6.45%, 01/25/35 ............ 485 482,979
Battalion CLO XI Ltd., Series 2017-11A,
Class BR, (3-mo. CME Term SOFR
at 1.72% Floor + 1.98%), 6.62%,
04/24/34 ................. 288 288,720
BlueMountain CLO Ltd.
Series 2013-2A, Class BR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.86%), 6.49%, 10/22/30 ... 250 249,633
Series 2014-2A, Class BR2, (3-mo.
CME Term SOFR at 0.00% Floor
+ 2.01%), 6.63%, 10/20/30 ... 256 256,173
BlueMountain CLO XXII Ltd., Series
2018-22A, Class B, (3-mo. CME
Term SOFR at 1.50% Floor +
1.76%), 6.42%, 07/15/31 ....... 502 502,869
Chenango Park CLO Ltd., Series 2018-
1A, Class A2, (3-mo. CME Term
SOFR at 1.55% Floor + 1.81%),
6.47%, 04/15/30 ............ 401 401,749
CIFC Funding Ltd.
Series 2015-3A, Class BR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.41%), 6.03%, 04/19/29 ... 288 287,920
Series 2020-1A, Class BR, (3-mo.
CME Term SOFR at 1.91% Floor
+ 1.91%), 6.57%, 07/15/36 ... 875 879,592
Cook Park CLO Ltd., Series 2018-1A,
Class B, (3-mo. CME Term SOFR
at 0.00% Floor + 1.66%), 6.31%,
04/17/30 ................. 402 402,798
Dryden 49 Senior Loan Fund, Series
2017-49A, Class BR, (3-mo. CME
Term SOFR at 1.60% Floor +
1.86%), 6.49%, 07/18/30 ....... 250 250,154
Elmwood CLO II Ltd., Series 2019-2A,
Class BRR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%),
6.26%, 10/20/37 ............ 475 477,164
Galaxy XV CLO Ltd., Series 2013-15A,
Class ARR, (3-mo. CME Term SOFR
at 0.97% Floor + 1.23%), 5.89%,
10/15/30 ................. 79 79,376
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Greystone CRE Notes Ltd., Series
2021-FL3, Class A, (1-mo. CME
Term SOFR at 1.02% Floor +
1.13%), 5.53%, 07/15/39 ....... USD 566 $ 564,073
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-FL6,
Class A, (1-mo. CME Term SOFR
at 1.10% Floor + 1.21%), 5.59%,
07/16/36 ................. 323 322,516
OCP CLO Ltd., Series 2014-5A, Class
A2R, (3-mo. CME Term SOFR
at 1.40% Floor + 1.66%), 6.28%,
04/26/31 ................. 300 300,436
Octagon Investment Partners 46 Ltd.,
Series 2020-2A, Class BR, (3-mo.
CME Term SOFR at 1.65% Floor +
1.91%), 6.57%, 07/15/36 ....... 300 301,200
Octagon Investment Partners XV Ltd.,
Series 2013-1A, Class A2R, (3-mo.
CME Term SOFR at 0.00% Floor +
1.61%), 6.23%, 07/19/30 ....... 263 263,151
OHA Credit Funding 7 Ltd., Series
2020-7A, Class AR, (3-mo. CME
Term SOFR at 1.30% Floor +
1.30%), 5.92%, 02/24/37 ....... 250 250,426
Pikes Peak CLO 8, Series 2021-8A,
Class A, (3-mo. CME Term SOFR
at 1.17% Floor + 1.43%), 6.05%,
07/20/34 ................. 250 250,000
Recette CLO Ltd., Series 2015-1A,
Class BRR, (3-mo. CME Term
SOFR at 0.00% Floor + 1.66%),
6.28%, 04/20/34 ............ 250 250,038
Regatta XVIII Funding Ltd., Series
2021-1A, Class B, (3-mo. CME Term
SOFR at 1.45% Floor + 1.71%),
6.37%, 01/15/34 ............ 250 251,276
Rockford Tower CLO Ltd.
Series 2017-1A, Class BR2A, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 6.53%, 04/20/34 ... 250 250,848
Series 2018-1A, Class A, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.36%), 5.88%, 05/20/31 ... 128 128,760
RR 28 Ltd., Series 2024-28RA, Class
A1R, (3-mo. CME Term SOFR
at 1.55% Floor + 1.55%), 6.21%,
04/15/37 ................. 1,354 1,361,133
TICP CLO VI Ltd.
Series 2016-6A, Class AR2, (3-mo.
CME Term SOFR at 1.12% Floor
+ 1.38%), 6.04%, 01/15/34 ... 250 250,409
Series 2016-6A, Class BR2, (3-mo.
CME Term SOFR at 1.50% Floor
+ 1.76%), 6.42%, 01/15/34 ... 250 251,281
TICP CLO XII Ltd., Series 2018-12A,
Class BR, (3-mo. CME Term SOFR
at 1.65% Floor + 1.91%), 6.57%,
07/15/34 ................. 300 301,405
Trinitas CLO XIV Ltd.
Series 2020-14A, Class BR, (3-mo.
CME Term SOFR at 1.95% Floor
+ 1.95%), 6.58%, 01/25/34 ... 270 270,000
Series 2020-14A, Class CR, (3-mo.
CME Term SOFR at 2.40% Floor
+ 2.40%), 7.03%, 01/25/34 ... 260 260,405

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation V.I. Fund
4
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Voya CLO Ltd., Series 2017-3A, Class
A1R, (3-mo. CME Term SOFR
at 0.00% Floor + 1.30%), 5.92%,
04/20/34 ................. USD 300 $ 300,488
Whitebox CLO I Ltd., Series 2019-1A,
Class BRR, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%),
6.38%, 07/24/36 ............ 300 300,461
12,192,526
Ireland — 0.4%
(b)
AB Carval Euro CLO II-C DAC, Series
2X, Class D, (3-mo. EURIBOR
at 3.75% Floor + 3.75%), 7.28%,
02/15/37
(c)
................ EUR 630 662,277
Arbour CLO VI DAC, Series 6X, Class
DR, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 6.37%, 11/15/37
(c)
700 729,745
Arini European CLO IV DAC, Series
4X, Class D, (3-mo. EURIBOR
at 3.50% Floor + 3.50%), 6.27%,
01/15/38
(c)
................ 1,010 1,044,309
Avoca CLO XVIII DAC, Series 18X,
Class DR, (3-mo. EURIBOR at
3.05% Floor + 3.05%), 0.00%,
01/15/38
(c)
................ 400 414,340
Avoca Static CLO I DAC, Series 1X,
Class DR, (3-mo. EURIBOR at
2.90% Floor + 2.90%), 5.74%,
01/15/35
(c)
................ 350 363,867
Capital Four CLO VIII DAC, Series 8X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 6.31%, 10/25/37
(c)
820 861,743
CIFC European Funding CLO II
DAC, Series 2X, Class B1, (3-mo.
EURIBOR at 1.60% Floor + 1.60%),
4.78%, 04/15/33
(c)
........... 207 214,490
Contego CLO VII DAC, Series 7X,
Class DR, (3-mo. EURIBOR at
3.45% Floor + 3.45%), 0.00%,
01/23/38
(c)
................ 680 704,378
Contego CLO XI DAC, Series 11X,
Class DR, (3-mo. EURIBOR at
3.20% Floor + 3.20%), 5.93%,
11/20/38
(c)
................. 510 532,073
Harvest CLO XXXII DAC, Series 32X,
Class D, (3-mo. EURIBOR at 3.60%
Floor + 3.60%), 7.30%, 07/25/37
(c)
522 547,466
Henley CLO XII DAC, Series 12X,
Class D, (3-mo. EURIBOR at 3.10%
Floor + 3.10%), 5.88%, 01/15/38
(c)
510 531,196
Holland Park CLO DAC, Series 1X,
Class A1RR, (3-mo. EURIBOR
at 0.92% Floor + 0.92%), 3.95%,
11/14/32
(c)
................. 115 119,419
Jubilee CLO DAC, Series 2024-29X,
Class D, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 6.21%, 01/15/39
(c)
860 899,388
Palmer Square European Loan Funding
DAC
(c)
Series 2024-2X, Class D, (3-mo.
EURIBOR at 3.15% Floor +
3.15%), 6.50%, 05/15/34 .... 630 656,974
Series 2024-3X, Class D, (3-mo.
EURIBOR at 3.05% Floor +
3.05%), 5.74%, 05/15/34 .... 510 530,424
Security
Par (000)
Par (000) Value
Ireland (continued)
Penta CLO DAC, Series 2024-17X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 6.81%, 08/15/38
(c)
EUR 580 $ 609,463
Prodigy Finance DAC
(a)
Series 2021-1A, Class B, (1-mo.
CME Term SOFR at 0.00% Floor
+ 2.61%), 6.95%, 07/25/51 ... USD 120 121,115
Series 2021-1A, Class C, (1-mo.
CME Term SOFR at 0.00% Floor
+ 3.86%), 8.20%, 07/25/51 ... 70 71,308
Series 2021-1A, Class D, (1-mo.
CME Term SOFR at 0.00% Floor
+ 6.01%), 10.35%, 07/25/51 .. 57 58,281
Providus CLO II DAC, Series 2X, Class
DRR, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 6.38%, 10/15/38
(c)
EUR 557 582,268
Sona Fios CLO III DAC, Series 3X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 6.41%, 04/20/37
(c)
1,100 1,149,736
Tikehau CLO XII DAC, Series 12X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 6.62%, 10/20/38
(c)
1,100 1,154,727
Victory Street CLO I DAC, Series 1X,
Class D, (3-mo. EURIBOR at 3.45%
Floor + 3.45%), 6.23%, 01/15/38
(c)
760 789,205
13,348,192
United Kingdom — 0.0%
Unique Pub Finance Co. plc (The),
Series N, 6.46%, 03/30/32
(c)
.... GBP 521 681,347
United States — 1.2%
AccessLex Institute, Series 2007-A,
Class A3, (3-mo. CME Term SOFR
at 0.00% Floor + 0.56%), 5.08%,
05/25/36
(b)
................ USD 238 233,709
Ajax Mortgage Loan Trust
(a)(b)
Series 2021-E, Class A1, 1.74%,
12/25/60 ............... 4,284 3,659,643
Series 2021-E, Class A2, 2.69%,
12/25/60 ............... 726 539,889
Series 2021-E, Class B1, 3.73%,
12/25/60 ............... 480 325,683
Series 2021-E, Class M1, 2.94%,
12/25/60 ............... 377 258,901
Bankers Healthcare Group
Securitization Trust, Series 2020-A,
Class C, 5.17%, 09/17/31
(a)
..... 240 238,158
Battalion CLO XX Ltd., Series 2021-
20A, Class A, (3-mo. CME Term
SOFR at 1.18% Floor + 1.44%),
6.10%, 07/15/34
(a)(b)
.......... 612 612,081
College Avenue Student Loans LLC,
Series 2021-B, Class D, 3.78%,
06/25/52
(a)
................ 69 61,878
Concord Music Royalties LLC,
Series 2024-1A, Class A, 5.64%,
10/20/74
(a)
................ 879 861,215
GoodLeap Home Improvement
Solutions Trust, Series 2024-1A,
Class A, 5.35%, 10/20/46
(a)
..... 3,448 3,433,779
GoodLeap Sustainable Home Solutions
Trust, Series 2021-3CS, Class A,
2.10%, 05/20/48
(a)
........... 780 607,369
GreenSky Home Improvement Trust
(a)
Series 2024-1, Class A4, 5.67%,
06/25/59 ............... 2,825 2,844,276

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-1, Class B, 5.87%,
06/25/59 ............... USD 257 $ 259,884
Huntington Bank Auto Credit-Linked
Notes, Series 2024-1, Class B2,
(SOFR 30 day Average at 0.00%
Floor + 1.40%), 6.00%, 05/20/32
(a)(b)
1,314 1,318,026
Lendmark Funding Trust, Series 2021-
2A, Class D, 4.46%, 04/20/32
(a)
.. 640 560,556
Lyra Music Assets Delaware LP,
Series 2024-2A, Class A2, 5.76%,
12/22/64
(a)
................ 2,091 2,036,296
Mariner Finance Issuance Trust
(a)
Series 2024-AA, Class A, 5.13%,
09/22/36 ............... 1,345 1,344,455
Series 2024-AA, Class D, 6.77%,
09/22/36 ............... 223 225,268
Navient Private Education Refi Loan
Trust
(a)
Series 2021-DA, Class A, (US Prime
Rate at 0.00% Floor - 1.99%),
5.76%, 04/15/60
(b)
......... 1,875 1,873,173
Series 2021-DA, Class B, 2.61%,
04/15/60 ............... 406 354,166
Series 2021-DA, Class C, 3.48%,
04/15/60 ............... 1,926 1,757,131
Series 2021-DA, Class D, 4.00%,
04/15/60 ............... 614 557,940
Series 2024-A, Class A, 5.66%,
10/15/72 ............... 3,608 3,645,881
Nelnet Student Loan Trust
(a)
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 1,554 1,316,523
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 1,640 1,407,014
Pagaya AI Debt Selection Trust, Series
2021-2, Class NOTE, 3.00%,
01/25/29
(a)
................ 236 232,887
Progress Residential Trust, Series
2021-SFR3, Class F, 3.44%,
05/17/26
(a)
................ 699 682,552
Regional Management Issuance Trust,
Series 2021-3, Class A, 3.88%,
10/17/33
(a)(d)
............... 5,969 5,588,774
Republic Finance Issuance Trust,
Series 2024-A, Class A, 5.91%,
08/20/32
(a)
................ 2,067 2,087,924
Sesac Finance LLC, Series 2019-1,
Class A2, 5.22%, 07/25/49
(a)
.... 242 239,244
SMB Private Education Loan Trust
(a)
Series 2021-A, Class C, 2.99%,
01/15/53 ............... 2,188 1,875,945
Series 2021-A, Class D2, 3.86%,
01/15/53 ............... 418 373,780
Series 2021-C, Class B, 2.30%,
01/15/53 ............... 330 315,982
Series 2021-C, Class C, 3.00%,
01/15/53 ............... 249 214,051
Series 2021-C, Class D, 3.93%,
01/15/53 ............... 78 68,982
SoFi Personal Loan Trust
(a)
  0.00%, 10/15/30
(e)
.......... 41 1,996,083
Series 2023-1A, Class A, 6.00%,
11/12/30 ............... 1,907 1,927,886
Series 2024-1A, Class A, 6.06%,
02/12/31 ............... 2,078 2,092,369
Security
Par (000)
Par (000) Value
United States (continued)
Splitrock Services, Inc., 0.00%,
02/12/31
(a)
................ USD 38 $ 1,145,915
Subway Funding LLC, Series 2024-1A,
Class A2II, 6.27%, 07/30/54
(a)
... 1,335 1,358,168
50,533,436
Total Asset-Backed Securities — 1.9%
(Cost: $81,405,643) .............................. 76,755,501
Shares
Shares
Common Stocks
Australia — 0.5%
BHP Group Ltd. ............... 143,390 3,497,965
Brambles Ltd. ................ 49,303 586,368
Coles Group Ltd. .............. 54,694 638,473
Fortescue Ltd. ................ 27,422 308,787
Glencore plc ................. 2,324,092 10,235,714
Macquarie Group Ltd. ........... 9,465 1,294,462
Medibank Pvt Ltd. ............. 151,824 355,860
Quintis HoldCo Pty. Ltd.
(d)(f)(g)
...... 7,642,509 47
Rio Tinto Ltd. ................ 12,892 934,837
Steadfast Group Ltd. ........... 150,522 539,625
Woolworths Group Ltd. .......... 101,622 1,915,644
20,307,782
Belgium — 0.1%
KBC Group NV ............... 34,790 2,686,111
Syensqo SA ................. 7,580 553,567
3,239,678
Brazil — 0.3%
B3 SA - Brasil Bolsa Balcao ....... 1,718,272 2,871,799
Banco do Brasil SA ............ 350,259 1,358,197
Magazine Luiza SA
(g)
........... 793,837 835,618
MercadoLibre, Inc.
(g)
............ 1,913 3,252,942
Seguridade Participacoes SA ...... 178,521 1,042,872
Ultrapar Participacoes SA ........ 221,645 572,964
XP, Inc. , Class A .............. 61,866 733,112
10,667,504
Cambodia — 0.0%
NagaCorp Ltd.
(g)
.............. 250,000 93,397
Canada — 1.3%
Algoma Steel Group, Inc. ........ 141,759 1,386,403
Barrick Gold Corp. ............. 121,044 1,876,984
Cameco Corp. ................ 287,232 14,760,852
Canadian National Railway Co. .... 15,665 1,590,748
Canadian Natural Resources Ltd. ... 71,948 2,221,331
Cenovus Energy, Inc. ........... 120,149 1,821,313
Enbridge, Inc. ................ 60,964 2,587,508
Fairfax Financial Holdings Ltd. ..... 2,651 3,688,476
Franco-Nevada Corp. ........... 26,280 3,088,259
Lionsgate Studios Corp.
(g)(h)
....... 65,511 497,884
Power Corp. of Canada
(h)
........ 125,735 3,922,194
Shopify, Inc. , Class A
(g)
.......... 22,478 2,392,368
Suncor Energy, Inc. ............ 306,552 10,942,421
Teck Resources Ltd. , Class B ..... 17,266 700,033
Thomson Reuters Corp. ......... 11,222 1,801,984
53,278,758
Cayman Islands — 0.0%
Teya Services Ltd., Series C, (Acquired
11/16/21, cost $2,251,184)
(d)(g)(i)
.. 1,159 390,595

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
China — 1.2%
Airtac International Group ........ 9,000 $ 231,174
BYD Co. Ltd. , Class H .......... 500,000 17,006,565
China Tower Corp. Ltd. , Class H
(a)(c)
. 2,970,000 426,539
Contemporary Amperex Technology
Co. Ltd. , Class A ............ 213,030 7,724,761
Great Wall Motor Co. Ltd. , Class A .. 713,574 2,557,868
Great Wall Motor Co. Ltd. , Class H .. 939,000 1,636,389
Haidilao International Holding Ltd.
(a)(c)
384,000 775,229
Lenovo Group Ltd. ............. 354,000 455,089
NetEase, Inc. ................ 166,900 2,970,792
Nongfu Spring Co. Ltd. , Class H
(a)(c)(h)
263,729 1,139,985
Prosus NV , Class N ............ 66,425 2,638,723
Seres Group Co. Ltd. , Class A ..... 39,900 724,242
Tencent Holdings Ltd. ........... 150,611 8,038,535
Weichai Power Co. Ltd. , Class A .... 410,000 765,482
Weichai Power Co. Ltd. , Class H ... 539,000 818,633
Xiaomi Corp. , Class B
(a)(c)(g)
....... 149,000 653,486
48,563,492
Colombia — 0.0%
Bancolombia SA , ADR .......... 4,076 128,435
Czech Republic — 0.0%
Komercni Banka A/S ........... 3,928 137,175
Moneta Money Bank A/S
(a)(c)
...... 24,111 122,697
259,872
Denmark — 0.7%
AP Moller - Maersk A/S , Class B .... 836 1,390,903
Ascendis Pharma A/S , ADR
(g)
...... 8,287 1,140,871
Carlsberg A/S , Class B .......... 13,796 1,325,005
DSV A/S .................... 30,929 6,586,817
Genmab A/S
(g)
................ 1,763 368,190
Novo Nordisk A/S , Class B ....... 162,490 14,019,935
Novonesis (Novozymes) , Class B ... 42,674 2,418,191
Vestas Wind Systems A/S
(g)
....... 124,764 1,711,375
28,961,287
Finland — 0.0%
Elisa OYJ ................... 15,896 688,273
Sampo OYJ , Class A ........... 7,915 323,288
1,011,561
France — 2.0%
Accor SA ................... 162,333 7,895,494
Atos SE .................... 64,649,109 176,346
AXA SA .................... 52,966 1,885,041
BNP Paribas SA .............. 14,647 899,279
Bouygues SA ................ 38,745 1,147,263
Carrefour SA ................. 92,953 1,322,983
Cie de Saint-Gobain SA ......... 211,972 18,836,191
Dassault Systemes SE .......... 78,510 2,716,755
Edenred SE ................. 38,546 1,267,239
Eiffage SA .................. 13,086 1,147,529
EssilorLuxottica SA ............ 43,231 10,545,331
Hermes International SCA ........ 5,551 13,318,914
La Francaise des Jeux SACA
(a)(c)
... 11,008 423,924
L'Oreal SA .................. 2,252 797,215
LVMH Moet Hennessy Louis Vuitton SE 26,685 17,553,213
Orange SA .................. 231,048 2,305,357
Sodexo SA .................. 5,787 476,860
Vivendi SE .................. 69,041 182,600
82,897,534
Georgia — 0.0%
Bank of Georgia Group plc ....... 2,020 119,108
Security
Shares
Shares Value
Germany — 0.7%
adidas AG .................. 50,763 $ 12,485,893
CTS Eventim AG & Co. KGaA ..... 1,903 160,870
Evonik Industries AG ........... 64,268 1,117,109
Fresenius Medical Care AG ....... 21,997 1,001,541
Heidelberg Materials AG ......... 13,014 1,608,051
Merck KGaA ................. 10,897 1,585,764
MTU Aero Engines AG .......... 9,652 3,223,728
Northern Data AG
(g)
............ 9,259 428,664
Rational AG ................. 1,120 959,289
Rheinmetall AG ............... 2,049 1,309,123
RWE AG ................... 102,733 3,067,973
Zalando SE
(a)(c)(g)
.............. 4,936 165,125
27,113,130
Greece — 0.0%
Athens International Airport SA ..... 26,745 221,631
OPAP SA , Class R ............. 6,777 110,149
331,780
Hong Kong — 0.3%
AIA Group Ltd. ............... 1,171,905 8,417,633
Orient Overseas International Ltd. .. 48,000 707,256
Prudential plc ................ 145,011 1,150,811
10,275,700
Hungary — 0.0%
OTP Bank Nyrt. ............... 7,544 412,297
India — 0.1%
Aditya Birla Capital Ltd.
(g)
........ 45,841 94,991
Axis Bank Ltd. ................ 10,653 132,098
Bharat Electronics Ltd. .......... 29,138 99,434
Bharat Petroleum Corp. Ltd. ...... 24,182 82,225
Cipla Ltd. ................... 22,717 404,854
Eicher Motors Ltd. ............. 4,228 237,883
GAIL India Ltd. ............... 128,152 284,822
Godrej Consumer Products Ltd. .... 8,091 102,080
Hindustan Aeronautics Ltd.
(c)
...... 12,006 584,335
Hindustan Petroleum Corp. Ltd. .... 29,743 141,401
IndusInd Bank Ltd. ............. 19,432 217,436
ITC Ltd. .................... 52,274 294,742
JSW Energy Ltd. .............. 20,535 153,767
Kotak Mahindra Bank Ltd. ........ 112,219 2,335,877
Larsen & Toubro Ltd. ........... 1,871 78,646
Maruti Suzuki India Ltd. ......... 655 82,853
Think & Learn Pvt Ltd., (Acquired
12/11/20, cost $2,928,536)
(d)(g)(i)
.. 1,951 —
UltraTech Cement Ltd. .......... 625 83,251
5,410,695
Indonesia — 0.1%
Astra International Tbk. PT ....... 972,000 295,473
Bank Central Asia Tbk. PT ........ 2,685,900 1,614,544
Bank Negara Indonesia Persero Tbk.
PT ..................... 2,980,800 802,215
Bank Syariah Indonesia Tbk. PT .... 2,816,800 475,854
Ciputra Development Tbk. PT ..... 2,987,300 182,126
Mitra Adiperkasa Tbk. PT ........ 1,272,000 111,019
3,481,231
Ireland — 0.0%
Kingspan Group plc ............ 23,849 1,733,763
Israel — 0.0%
Teva Pharmaceutical Industries Ltd. ,
ADR
(g)
................... 76,204 1,679,536

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Italy — 1.4%
BPER Banca SpA ............. 292,183 $ 1,863,493
Ferrari NV .................. 10,044 4,285,765
FinecoBank Banca Fineco SpA .... 16,573 289,244
Intesa Sanpaolo SpA ........... 8,315,395 33,351,543
Stevanato Group SpA ........... 13,729 299,155
UniCredit SpA ................ 428,613 17,165,250
Wizz Air Holdings plc
(a)(c)(g)
........ 9,126 163,552
57,418,002
Japan — 3.2%
Asahi Intecc Co. Ltd. ........... 44,600 723,644
Bandai Namco Holdings, Inc. ...... 45,600 1,087,343
Dai-ichi Life Holdings, Inc. ........ 88,800 2,366,196
Daiichi Sankyo Co. Ltd. .......... 189,246 5,178,385
Daikin Industries Ltd. ........... 48,869 5,702,080
Daiwa Securities Group, Inc. ...... 177,000 1,167,976
Ebara Corp. ................. 64,300 986,530
Eisai Co. Ltd. ................ 28,200 767,875
FANUC Corp. ................ 55,330 1,445,383
FUJIFILM Holdings Corp. ........ 104,770 2,167,651
GMO Payment Gateway, Inc. ...... 11,800 594,645
Hoya Corp. .................. 130,193 16,157,772
Isetan Mitsukoshi Holdings Ltd. .... 56,600 971,799
Ito En Ltd. ................... 15,808 355,041
J Front Retailing Co. Ltd. ......... 42,100 560,830
Kakaku.com, Inc. .............. 10,500 159,984
Kansai Paint Co. Ltd. ........... 35,224 503,489
Kawasaki Kisen Kaisha Ltd. ....... 104,700 1,489,546
Keyence Corp. ............... 34,974 14,215,940
Kokusai Electric Corp. .......... 19,800 259,456
Kuraray Co. Ltd.
(h)
............. 26,200 375,282
Kyowa Kirin Co. Ltd. ............ 13,500 203,013
Kyushu Railway Co. ............ 58,800 1,433,597
Mazda Motor Corp. ............ 67,200 458,208
Mitsubishi Chemical Group Corp. ... 234,900 1,186,393
Mitsubishi Corp. ............... 52,700 862,263
Mitsubishi Electric Corp. ......... 184,833 3,121,044
Mitsubishi UFJ Financial Group, Inc. . 1,667,300 19,465,235
Mitsui & Co. Ltd. .............. 543,000 11,261,345
Mitsui OSK Lines Ltd. ........... 40,400 1,405,853
Money Forward, Inc.
(g)
.......... 4,000 121,184
MS&AD Insurance Group Holdings, Inc. 73,700 1,591,737
Nexon Co. Ltd. ............... 33,900 504,275
Nidec Corp. ................. 239,300 4,298,223
Nikon Corp. ................. 25,300 260,642
Nippon Paint Holdings Co. Ltd. ..... 142,976 923,115
Nippon Yusen KK .............. 64,100 2,133,473
Nomura Holdings, Inc. .......... 104,600 606,872
Nomura Research Institute Ltd. .... 39,756 1,167,298
Panasonic Holdings Corp. ........ 98,300 1,004,686
Rakus Co. Ltd. ............... 42,229 491,621
Rakuten Group, Inc.
(g)
........... 133,400 718,690
Santen Pharmaceutical Co. Ltd. .... 44,665 457,327
Sekisui House Ltd. ............. 23,000 548,415
Socionext, Inc. ............... 95,500 1,491,917
Sojitz Corp. .................. 40,400 823,346
Sompo Holdings, Inc. ........... 106,100 2,749,079
Sony Group Corp. ............. 70,000 1,475,289
Sumitomo Mitsui Financial Group, Inc. 35,700 856,809
Suzuki Motor Corp. ............ 113,100 1,267,212
Tokio Marine Holdings, Inc. ....... 48,200 1,729,808
Tokyo Electron Ltd. ............ 8,700 1,307,779
TOPPAN Holdings, Inc. .......... 15,000 397,923
Toyota Tsusho Corp. ............ 87,100 1,540,322
Trend Micro, Inc.
(g)
............. 31,999 1,725,165
Unicharm Corp. ............... 152,700 1,258,862
Security
Shares
Shares Value
Japan (continued)
Yamaha Motor Co. Ltd.
(h)
......... 233,665 $ 2,058,753
130,143,620
Jordan — 0.0%
Hikma Pharmaceuticals plc ....... 20,457 510,030
Kazakhstan — 0.0%
(c)
Halyk Savings Bank of Kazakhstan
JSC , GDR ................ 7,332 142,074
Kaspi.KZ JSC , ADR ............ 3,320 314,437
456,511
Macau — 0.0%
Wynn Macau Ltd. .............. 1,508,456 1,040,363
Malaysia — 0.0%
CIMB Group Holdings Bhd. ....... 64,100 117,437
Frontken Corp. Bhd. ............ 227,400 226,458
343,895
Mexico — 0.1%
Cemex SAB de CV ............ 2,417,292 1,357,560
Grupo Aeroportuario del Sureste SAB
de CV , Class B ............. 16,624 427,555
Grupo Financiero Banorte SAB de CV ,
Class O .................. 353,537 2,278,127
Wal-Mart de Mexico SAB de CV .... 357,447 940,804
5,004,046
Netherlands — 1.5%
ABN AMRO Bank NV , CVA
(a)(c)
..... 16,409 253,217
Adyen NV
(a)(c)(g)
............... 427 634,556
Argenx SE
(g)
................. 1,173 724,576
ASML Holding NV ............. 36,013 25,224,754
ING Groep NV ................ 80,551 1,262,362
Koninklijke Ahold Delhaize NV ..... 99,688 3,251,714
Koninklijke KPN NV ............ 404,841 1,476,229
Koninklijke Vopak NV ........... 8,102 356,611
Shell plc
(h)
................... 766,407 24,052,302
Shell plc , ADR ................ 53,928 3,378,589
Wolters Kluwer NV ............. 11,314 1,879,758
62,494,668
Norway — 0.1%
DNB Bank ASA ............... 23,503 469,224
Equinor ASA ................. 91,752 2,176,271
Kongsberg Gruppen ASA ........ 6,087 684,829
Telenor ASA ................. 63,298 706,226
4,036,550
Peru — 0.1%
Credicorp Ltd. ................ 10,584 1,940,259
Philippines — 0.0%
Ayala Land, Inc. ............... 558,800 251,513
Bloomberry Resorts Corp.
(g)
....... 1,614,000 127,222
International Container Terminal
Services, Inc. .............. 24,930 166,358
Metropolitan Bank & Trust Co. ..... 137,430 170,182
715,275
Poland — 0.0%
LPP SA .................... 31 116,639
Powszechna Kasa Oszczednosci Bank
Polski SA ................. 11,776 170,477
Powszechny Zaklad Ubezpieczen SA 112,438 1,248,959
1,536,075

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation V.I. Fund
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Portugal — 0.0%
Jeronimo Martins SGPS SA
(h)
..... 10,675 $ 204,015
Romania — 0.0%
Banca Transilvania SA .......... 14,695 82,586
Saudi Arabia — 0.0%
Abdullah Al Othaim Markets Co. .... 74,225 207,421
Al Rajhi Bank ................ 12,452 312,991
Elm Co. .................... 681 202,085
Etihad Etisalat Co. ............. 23,625 335,389
Riyadh Cables Group Co. ........ 3,303 121,025
Saudi Basic Industries Corp. ...... 7,739 137,998
Saudi National Bank (The) ........ 26,529 235,411
Yanbu National Petrochemical Co. .. 13,770 138,485
1,690,805
Singapore — 0.0%
Sea Ltd. , ADR, Class A
(g)
......... 2,621 278,088
STMicroelectronics NV .......... 12,587 315,265
UOL Group Ltd. ............... 60,231 227,488
820,841
South Africa — 0.0%
Anglo American plc ............ 19,518 577,092
FirstRand Ltd. ................ 111,179 445,961
Kumba Iron Ore Ltd. ............ 15,270 263,991
1,287,044
South Korea — 0.3%
Coupang, Inc. , Class A
(g)
......... 70,191 1,542,798
Fila Holdings Corp. ............ 6,310 171,268
GS Engineering & Construction Corp.
(g)
21,846 256,238
HD Hyundai Infracore Co. Ltd.
(g)(h)
... 53,129 246,518
HD Hyundai Mipo
(g)
............ 4,896 444,137
KakaoBank Corp.
(g)
............ 27,531 388,992
Kia Corp. ................... 14,189 960,163
Krafton, Inc.
(g)
................ 3,529 743,649
NAVER Corp.
(g)
............... 6,531 871,431
Samsung C&T Corp.
(g)
.......... 6,418 495,914
Samsung Electronics Co. Ltd. ..... 104,306 3,722,349
Samsung Life Insurance Co. Ltd.
(g)
.. 10,222 654,117
10,497,574
Spain — 0.5%
Amadeus IT Group SA .......... 2,791 197,001
Banco Bilbao Vizcaya Argentaria SA . 478,911 4,685,875
Banco de Sabadell SA .......... 232,630 452,064
Bankinter SA ................. 110,137 871,674
Cellnex Telecom SA
(a)(c)
.......... 420,965 13,296,831
Industria de Diseno Textil SA ...... 28,621 1,466,081
Repsol SA .................. 46,542 566,321
21,535,847
Sweden — 0.2%
Boliden AB .................. 21,438 603,156
Evolution AB
(a)(c)
............... 19,267 1,485,791
SSAB AB , Class A ............. 51,306 208,187
SSAB AB , Class B
(h)
............ 97,521 387,016
Telia Co. AB ................. 308,210 856,666
Volvo AB , Class B ............. 108,350 2,633,141
6,173,957
Switzerland — 0.8%
ABB Ltd. (Registered) ........... 51,204 2,764,940
Alcon AG ................... 13,994 1,186,517
Belimo Holding AG (Registered) .... 1,081 714,876
Galderma Group AG
(g)
.......... 116,008 12,864,355
Geberit AG (Registered) ......... 2,366 1,341,816
Security
Shares
Shares Value
Switzerland (continued)
Kuehne + Nagel International AG
(Registered) ............... 13,120 $ 3,010,300
Logitech International SA (Registered) 38,350 3,165,647
Novartis AG (Registered) ........ 61,443 5,981,924
SGS SA (Registered) ........... 18,295 1,835,308
Sika AG (Registered) ........... 5,766 1,375,809
34,241,492
Taiwan — 1.2%
ASMedia Technology, Inc. ........ 22,000 1,326,370
Asustek Computer, Inc. .......... 25,000 468,601
Chicony Electronics Co. Ltd. ...... 163,911 758,817
Compal Electronics, Inc. ......... 877,648 1,004,830
Evergreen Marine Corp. Taiwan Ltd. . 265,000 1,817,813
Fortune Electric Co. Ltd. ......... 40,000 684,811
Genius Electronic Optical Co. Ltd. .. 93,707 1,445,764
Global Unichip Corp. ........... 30,000 1,238,651
MediaTek, Inc. ................ 83,000 3,568,148
Quanta Computer, Inc. .......... 190,228 1,655,637
Realtek Semiconductor Corp. ..... 134,548 2,325,319
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 929,000 30,192,549
Wan Hai Lines Ltd. ............. 394,000 973,654
Yang Ming Marine Transport Corp. .. 709,000 1,636,015
49,096,979
Thailand — 0.0%
Advanced Info Service PCL ....... 33,400 280,236
CP ALL PCL ................. 170,600 278,118
True Corp. PCL , NVDR
(g)
......... 506,800 164,513
722,867
Turkey — 0.0%
Eldorado Gold Corp.
(g)
.......... 15,984 237,682
Turkiye Is Bankasi A/S , Class C .... 728,145 278,298
515,980
United Arab Emirates — 0.0%
NMC Health plc
(d)(g)
............. 284,408 4
United Kingdom — 2.5%
Admiral Group plc ............. 43,258 1,429,073
Auto Trader Group plc
(a)(c)
........ 209,769 2,075,635
BAE Systems plc .............. 1,569,267 22,511,578
Barclays plc ................. 149,002 498,441
BP plc ..................... 307,036 1,517,670
British American Tobacco plc ...... 117,144 4,227,110
Compass Group plc ............ 473,493 15,754,738
Flutter Entertainment plc
(g)
........ 7,025 1,816,487
Genius Sports Ltd.
(g)
............ 154,301 1,334,704
Hargreaves Lansdown plc ........ 83,563 1,146,667
Imperial Brands plc ............ 28,653 916,291
J Sainsbury plc ............... 468,774 1,601,864
Kingfisher plc ................ 382,860 1,190,067
Lloyds Banking Group plc ........ 981,819 670,512
London Stock Exchange Group plc .. 41,146 5,807,962
Marks & Spencer Group plc ....... 259,575 1,215,641
National Grid plc .............. 1,323,389 15,722,198
NatWest Group plc ............. 314,857 1,577,829
RELX plc ................... 399,471 18,099,626
Rolls-Royce Holdings plc
(g)
....... 374,879 2,658,414
Standard Chartered plc .......... 111,840 1,376,885
Tesco plc ................... 171,921 790,725
103,940,117

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States — 47.4%
3M Co. ..................... 5,753 $ 742,655
AbbVie, Inc. ................. 16,450 2,923,165
Adobe, Inc.
(g)
................. 61,049 27,147,269
Advanced Micro Devices, Inc.
(g)
.... 8,368 1,010,771
AES Corp. (The) .............. 183,366 2,359,920
Airbnb, Inc. , Class A
(g)
........... 3,838 504,352
Akamai Technologies, Inc.
(g)
....... 13,945 1,333,839
Alaska Air Group, Inc.
(g)
.......... 22,800 1,476,300
Alphabet, Inc. , Class C .......... 403,957 76,929,571
Altice USA, Inc. , Class A
(g)
........ 232,506 560,339
Altria Group, Inc. .............. 102,367 5,352,770
Amazon.com, Inc.
(g)
............ 388,232 85,174,218
AMC Networks, Inc. , Class A
(g)
..... 23,186 229,541
Amentum Holdings, Inc.
(g)
........ 69,993 1,471,953
American Water Works Co., Inc. .... 9,379 1,167,592
Amgen, Inc. ................. 1,682 438,396
ANSYS, Inc.
(g)
................ 23,707 7,997,082
Aon plc , Class A .............. 7,558 2,714,531
Apollo Global Management, Inc. .... 29,300 4,839,188
Apple, Inc. .................. 365,215 91,457,140
Applied Materials, Inc. .......... 15,421 2,507,917
Astra Space, Inc. , Class A
(g)
....... 16,635 8,318
Autodesk, Inc.
(g)
............... 56,306 16,642,364
Avaya, Inc.
(g)
................. 441 2,683
Bank of America Corp. .......... 775,414 34,079,445
Beacon Roofing Supply, Inc.
(g)
..... 14,981 1,521,770
Biogen, Inc.
(g)
................ 8,714 1,332,545
Boeing Co. (The)
(g)
............. 66,064 11,693,328
Booking Holdings, Inc. .......... 1,281 6,364,546
BorgWarner, Inc. .............. 27,699 880,551
Boston Scientific Corp.
(g)
......... 312,940 27,951,801
Boyd Gaming Corp. ............ 8,917 646,839
Bristol-Myers Squibb Co. ......... 31,394 1,775,645
Broadcom, Inc. ............... 155,040 35,944,474
Builders FirstSource, Inc.
(g)
....... 7,428 1,061,684
Bunge Global SA .............. 6,398 497,508
Cadence Design Systems, Inc.
(g)
... 25,044 7,524,720
Caesars Entertainment, Inc.
(g)
..... 21,426 716,057
Capital One Financial Corp. ....... 109,485 19,523,365
Cardinal Health, Inc. ............ 8,745 1,034,271
CarMax, Inc.
(g)
................ 8,903 727,909
Carrier Global Corp. ............ 22,801 1,556,396
Centene Corp.
(g)
.............. 18,311 1,109,280
CF Industries Holdings, Inc. ....... 149,882 12,787,932
Cheniere Energy, Inc. ........... 21,304 4,577,590
Chevron Corp. ................ 81,926 11,866,162
Chipotle Mexican Grill, Inc.
(g)
...... 217,810 13,133,943
Citigroup, Inc. ................ 30,598 2,153,793
CME Group, Inc. , Class A ........ 5,915 1,373,640
Coinbase Global, Inc. , Class A
(g)
.... 6,759 1,678,260
Colgate-Palmolive Co. .......... 11,012 1,001,101
Comerica, Inc. ................ 3,026 187,158
CommScope Holding Co., Inc.
(g)
.... 84,116 438,244
Concentra Group Holdings Parent, Inc. 24,059 475,887
Confluent, Inc. , Class A
(g)
........ 375,712 10,504,908
ConocoPhillips ............... 11,265 1,117,150
Consolidated Edison, Inc. ........ 18,019 1,607,835
Constellium SE , Class A
(g)
........ 23,327 239,568
Coreweave, Inc.
(d)(g)
............ 1,417 1,331,772
Corpay, Inc.
(g)
................ 5,976 2,022,398
Costco Wholesale Corp. ......... 36,211 33,179,053
Coterra Energy, Inc. ............ 80,319 2,051,347
CRH plc .................... 3,593 332,605
CRH plc .................... 221,456 20,489,109
Crowdstrike Holdings, Inc. , Class A
(g)
. 14,892 5,095,447
Security
Shares
Shares Value
United States (continued)
Crown PropTech Acquisitions
(d)(g)
... 80,064 $ 13,119
Crown PropTech Acquisitions , Class A
(g)
28,147 310,180
CSL Ltd. .................... 5,427 946,745
CyberArk Software Ltd.
(g)
......... 7,336 2,443,988
Danaher Corp. ............... 58,478 13,423,625
Datadog, Inc. , Class A
(g)
......... 65,149 9,309,141
Davidson Kempner Merchant Co.-
Invest Fund LP, (Acquired 04/07/21,
cost $1,598,895)
(g)(i)(j)
......... —
(k)
7,259,525
Deckers Outdoor Corp.
(g)
......... 5,944 1,207,167
Dell Technologies, Inc. , Class C .... 5,021 578,620
Delta Air Lines, Inc. ............ 220,565 13,344,183
Devon Energy Corp. ............ 33,724 1,103,787
Dexcom, Inc.
(g)
............... 38,658 3,006,433
DF Residential I LP
(d)(g)
.......... 719,085 711,894
Discover Financial Services ....... 71,079 12,313,015
DoorDash, Inc. , Class A
(g)(h)
....... 2,468 414,007
DR Horton, Inc. ............... 22,005 3,076,739
DraftKings, Inc. , Class A
(g)
........ 51,829 1,928,039
DuPont de Nemours, Inc. ........ 32,314 2,463,942
Eaton Corp. plc ............... 26,903 8,928,299
Edwards Lifesciences Corp.
(g)
..... 102,025 7,552,911
Electronic Arts, Inc. ............ 19,649 2,874,649
Elevance Health, Inc. ........... 3,244 1,196,712
Eli Lilly & Co. ................ 26,341 20,335,252
Enterprise Products Partners LP .... 45,277 1,419,887
EOG Resources, Inc. ........... 31,385 3,847,173
EPAM Systems, Inc.
(g)
........... 974 227,741
Epic Games, Inc., (Acquired 07/02/20,
cost $9,005,575)
(d)(g)(i)
......... 16,498 11,074,777
EQT Corp. .................. 146,959 6,776,279
Equinix, Inc. ................. 1,049 989,092
Estee Lauder Cos., Inc. (The) , Class A 5,196 389,596
Eversource Energy
(h)
........... 33,679 1,934,185
Expedia Group, Inc.
(g)
........... 2,829 527,128
Expeditors International of Washington,
Inc. ..................... 34,630 3,835,965
Experian plc ................. 81,306 3,494,522
Fanatics Holdings, Inc. , Class
A , (Acquired 08/17/22, cost
$9,001,757)
(d)(g)(i)
............ 132,691 7,961,460
Farmers Business Network, Inc.
(d)(g)
.. 84,447 223,785
Fidelity National Information Services,
Inc. ..................... 15,232 1,230,289
Fifth Third Bancorp
(h)
........... 43,520 1,840,026
First Citizens BancShares, Inc. , Class A 536 1,132,579
First Horizon Corp. ............. 16,819 338,735
Flagstar Financial, Inc. .......... 273,210 2,549,046
Floor & Decor Holdings, Inc. , Class A
(g)
46,558 4,641,833
Ford Motor Co. ............... 56,446 558,815
Fortinet, Inc.
(g)
................ 45,731 4,320,665
Franklin Resources, Inc.
(h)
........ 69,887 1,418,007
Freeport-McMoRan, Inc. ......... 326,018 12,414,765
Garmin Ltd. .................. 7,556 1,558,501
Generac Holdings, Inc.
(g)
......... 3,395 526,395
General Electric Co. ............ 5,621 937,527
General Mills, Inc. ............. 7,399 471,834
General Motors Co. ............ 31,337 1,669,322
Global Payments, Inc. .......... 22,726 2,546,676
Golden Entertainment, Inc. ....... 3,333 105,323
Goldman Sachs Group, Inc. (The) .. 14,292 8,183,885
Grand Rounds, Inc., (Acquired
02/11/22, cost $6,542,036)
(d)(g)(i)
.. 2,434,345 1,825,759
GSK plc .................... 116,572 1,966,252
Healthpeak Properties, Inc. ....... 141,835 2,874,995

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation V.I. Fund
10
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Hess Corp. .................. 53,618 $ 7,131,730
Hilton Worldwide Holdings, Inc. .... 12,635 3,122,867
Home Depot, Inc. (The) ......... 54,088 21,039,691
Hormel Foods Corp. ............ 34,948 1,096,319
HP, Inc. .................... 44,236 1,443,421
HubSpot, Inc.
(g)
............... 14,957 10,421,589
IDEXX Laboratories, Inc.
(g)
........ 6,989 2,889,532
iHeartMedia, Inc. , Class A
(g)
....... 2,519 4,988
Ingersoll Rand, Inc. ............ 118,680 10,735,793
Inspire Medical Systems, Inc.
(g)
.... 2,235 414,324
Intel Corp. .................. 83,519 1,674,556
Intuit, Inc. ................... 13,487 8,476,580
Intuitive Surgical, Inc.
(g)
.......... 33,705 17,592,662
Invesco Ltd. ................. 126,784 2,216,184
Jabil, Inc. ................... 6,014 865,415
Jack Henry & Associates, Inc. ..... 5,395 945,743
James Hardie Industries plc , CDI
(g)
.. 37,830 1,165,950
Jawbone Health Hub, Inc., (Acquired
01/24/17, cost $0)
(d)(g)(i)
........ 301,223 3
Johnson & Johnson ............ 41,794 6,044,248
JPMorgan Chase & Co. ......... 157,440 37,739,942
Kimberly-Clark Corp. ........... 17,726 2,322,815
Kinder Morgan, Inc. ............ 64,231 1,759,929
KLA Corp. ................... 2,530 1,594,204
Lam Research Corp. ........... 100,271 7,242,574
Landsea Homes Corp.
(g)
......... 77,776 660,318
Latch, Inc.
(g)
................. 174,273 22,655
Liberty Media Corp.-Liberty Live , Class
C
(g)
..................... 9,858 670,935
Lineage, Inc.
(h)
................ 10,293 602,861
Lions Gate Entertainment Corp. , Class
A
(g)(h)
.................... 87,722 749,146
Lions Gate Entertainment Corp. , Class
B
(g)
..................... 6,629 50,049
Live Nation Entertainment, Inc.
(g)
... 86,656 11,221,952
Lockheed Martin Corp. .......... 9,815 4,769,501
Lookout, Inc., (Acquired 03/04/15, cost
$656,885)
(d)(g)(i)
.............. 57,505 54,630
Lululemon Athletica, Inc.
(g)(h)
....... 3,297 1,260,806
Lumen Technologies, Inc.
(g)
....... 88,083 467,721
MarketAxess Holdings, Inc. ....... 11,167 2,524,189
Marriott International, Inc. , Class A .. 3,736 1,042,120
Marsh & McLennan Cos., Inc. ..... 134,964 28,667,703
Marvell Technology, Inc. ......... 57,883 6,393,177
Masimo Corp.
(g)
............... 40,086 6,626,216
Mastercard, Inc. , Class A ......... 71,075 37,425,963
Match Group, Inc.
(g)(h)
........... 57,548 1,882,395
Medtronic plc ................ 50,970 4,071,484
Merck & Co., Inc. .............. 92,937 9,245,373
Meta Platforms, Inc. , Class A ...... 83,465 48,869,592
Mettler-Toledo International, Inc.
(g)
.. 549 671,800
MGM Resorts International
(g)(h)
..... 48,340 1,674,981
Micron Technology, Inc. .......... 126,123 10,614,512
Microsoft Corp.
(l)
.............. 287,843 121,325,824
Moderna, Inc.
(g)
............... 22,844 949,854
Mondelez International, Inc. , Class A . 73,948 4,416,914
Monolithic Power Systems, Inc. .... 5,336 3,157,311
Morgan Stanley ............... 19,173 2,410,430
MSCI, Inc. .................. 9,111 5,466,691
NetApp, Inc. ................. 44,945 5,217,216
Netflix, Inc.
(g)
................. 7,208 6,424,635
NextEra Energy, Inc. ........... 251,063 17,998,706
Northrop Grumman Corp. ........ 5,066 2,377,423
NRG Energy, Inc. .............. 34,161 3,082,005
Nucor Corp. ................. 5,822 679,486
Security
Shares
Shares Value
United States (continued)
NVIDIA Corp. ................ 792,776 $ 106,461,889
Omnicom Group, Inc.
(h)
.......... 15,494 1,333,104
Opendoor Technologies, Inc. , Class A
(g)
192,781 308,450
Oracle Corp. ................. 139,557 23,255,778
Palladyne AI Corp.
(g)
............ 200,974 2,465,944
Palladyne AI Corp.
(g)(h)
........... 7,132 87,510
Palo Alto Networks, Inc.
(g)(h)
....... 28,390 5,165,844
Paramount Global , Class B ....... 63,487 664,074
PepsiCo, Inc. ................ 6,615 1,005,877
Pfizer, Inc. .................. 98,606 2,616,017
Philip Morris International, Inc. ..... 14,746 1,774,681
Playstudios, Inc. , Class A
(g)
....... 277,748 516,611
PNC Financial Services Group, Inc.
(The) .................... 28,483 5,492,947
Principal Financial Group, Inc. ..... 33,160 2,566,916
Procter & Gamble Co. (The) ...... 8,229 1,379,592
Progressive Corp. (The) ......... 122,592 29,374,269
PulteGroup, Inc. .............. 5,842 636,194
ResMed, Inc.
(h)
............... 4,651 1,063,637
Rollins, Inc. .................. 21,297 987,116
Royal Caribbean Cruises Ltd. ..... 16,295 3,759,094
RTX Corp. .................. 24,141 2,793,597
S&P Global, Inc. .............. 18,613 9,269,832
Salesforce, Inc. ............... 20,370 6,810,302
Sanofi SA ................... 114,733 11,153,286
Schneider Electric SE ........... 4,226 1,052,088
Screaming Eagle Acquistion Corp.,
(Acquired 05/14/24, cost $683,759)
(g)
(i)
....................... 67,266 511,222
Seagate Technology Holdings plc
(h)
.. 22,416 1,934,725
Sempra .................... 151,350 13,276,422
ServiceNow, Inc.
(g)
............. 14,297 15,156,536
ServiceTitan, Inc. , Class A
(g)
....... 13,351 1,373,417
Skyworks Solutions, Inc.
(h)
........ 14,408 1,277,701
Snorkel AI, Inc., (Acquired 06/30/21,
cost $234,442)
(d)(g)(i)
.......... 15,609 157,183
Snowflake, Inc. , Class A
(g)
........ 13,758 2,124,373
Solaris Energy Infrastructure, Inc. ,
Class A .................. 132,645 3,817,523
Sonder Holdings, Inc. , Class A
(g)
.... 27,555 87,625
Space Exploration Technologies Corp. ,
Class A , (Acquired 08/21/23, cost
$2,030,751)
(d)(g)(i)
............ 25,071 4,269,842
Space Exploration Technologies Corp. ,
Class C , (Acquired 08/21/23, cost
$2,179,629)
(d)(g)(i)
............ 26,909 4,582,872
Standardaero, Inc.
(g)(h)
........... 184,165 4,559,925
Stanley Black & Decker, Inc. ...... 5,106 409,961
State Street Corp. ............. 53,528 5,253,773
Stryker Corp. ................ 51,198 18,433,840
Super Micro Computer, Inc.
(g)
...... 41,681 1,270,437
T. Rowe Price Group, Inc.
(h)
....... 50,983 5,765,667
Targa Resources Corp. .......... 6,051 1,080,103
Tenaris SA
(h)
................. 89,193 1,683,825
Tesla, Inc.
(g)
.................. 83,942 33,899,137
Thermo Fisher Scientific, Inc. ...... 31,259 16,261,870
TJX Cos., Inc. (The) ............ 257,089 31,058,922
Toll Brothers, Inc. .............. 72,676 9,153,542
Trane Technologies plc .......... 80,219 29,628,888
TransDigm Group, Inc. .......... 5,721 7,250,109
Uber Technologies, Inc.
(g)
........ 35,025 2,112,708
Ulta Beauty, Inc.
(g)
............. 5,517 2,399,509
Union Pacific Corp. ............ 70,747 16,133,146
United Airlines Holdings, Inc.
(g)
..... 15,596 1,514,372
United States Steel Corp. ........ 111,710 3,797,023

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
11
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
UnitedHealth Group, Inc. ......... 64,187 $ 32,469,636
Universal Health Services, Inc. , Class B 9,730 1,745,757
Valero Energy Corp. ............ 72,158 8,845,849
Vaxcyte, Inc.
(g)
................ 3,596 294,369
Ventas, Inc.
(h)
................ 20,023 1,179,154
Veritas, Inc.
(d)(g)
............... 6,403 128,066
Verizon Communications, Inc. ..... 84,397 3,375,036
Vertex Pharmaceuticals, Inc.
(g)(h)
.... 2,517 1,013,596
Visa, Inc. , Class A ............. 61,691 19,496,824
Vistra Corp. ................. 97,342 13,420,542
Walmart, Inc. ................. 360,506 32,571,717
Walt Disney Co. (The) .......... 161,355 17,966,879
Warner Bros Discovery, Inc.
(g)
..... 59,954 633,714
Wells Fargo & Co. ............. 351,971 24,722,443
Workday, Inc. , Class A
(g)
......... 14,461 3,731,372
Wynn Resorts Ltd. ............. 14,078 1,212,960
Zoetis, Inc. , Class A ............ 24,755 4,033,332
1,959,893,427
Total Common Stocks — 66.6%
(Cost: $2,494,508,457) ........................... 2,756,699,964
Par (000)
Pa r (000)
Corporate Bonds
Argentina — 0.0%
Vista Energy Argentina SAU, 7.63%
,
12/10/35
(a)
................ USD 135 134,123
Australia — 0.2%
AngloGold Ashanti Holdings plc, 3.75%
,
10/01/30 ................. 455 409,118
Mineral Resources Ltd., 9.25%
,
10/01/28
(a)
................ 201 210,883
Oceana Australian Fixed Income Trust
12.00%, 07/31/25
(d)
.......... AUD 1,453 901,583
10.25%, 08/31/25 ........... —
(m)
1
12.50%, 07/31/26
(d)
.......... 2,180 1,360,240
12.50%, 07/31/27
(d)
.......... 3,633 2,282,375
Quintis Australia Pty. Ltd.
(a)(d)(f)(g)(n)(o)
7.50%, (7.50% Cash or 8.00% PIK),
10/01/26 ............... USD 16,145 2,058,470
12.00%, (12.00% Cash or 12.00%
PIK), 10/01/28 ........... 14,449 2
7,222,672
Austria — 0.1%
ams-OSRAM AG
2.13%, 11/03/27
(c)(p)
.......... EUR 1,800 1,431,959
10.50%, 03/30/29
(a)
.......... 530 540,864
1,972,823
Belgium — 0.0%
Anheuser-Busch InBev SA, 4.00%
,
09/24/25
(c)
................ GBP 199 247,479
KBC Group NV, (GUKG1 + 0.92%),
1.25%
,
09/21/27
(b)(c)
.......... 200 234,903
Telenet Finance Luxembourg Notes
SARL, 5.50%
,
03/01/28
(a)
...... USD 200 194,244
676,626
Security
Par (000)
Par (000) Value
Brazil — 0.0%
Azul Secured Finance LLP, 11.93%
,
(11.93% Cash or 11.93% PIK),
08/28/28
(a)(o)
............... USD 231 $ 231,905
Braskem Netherlands Finance BV,
8.00%
,
10/15/34
(a)
........... 250 237,942
Cosan Luxembourg SA, 7.25%
,
06/27/31
(a)
................ 230 226,334
LD Celulose International GmbH,
7.95%
,
01/26/32
(a)
........... 200 200,062
Raizen Fuels Finance SA
(a)
6.45%, 03/05/34 ............ 257 254,430
6.95%, 03/05/54 ............ 200 195,702
Samarco Mineracao SA
(o)
9.00%, (9.00% Cash or 9.00% PIK),
06/30/31
(a)
.............. 77 73,965
9.00%, (9.00% Cash or 9.00% PIK),
06/30/31
(c)
.............. 102 98,543
Vale Overseas Ltd., 6.40%
,
06/28/54 83 81,132
Vale SA, Series A6, 0.00%
(b)(g)(n)(q)
... BRL 10 592
1,600,607
Canada — 0.4%
1011778 BC ULC, 4.00%
,
10/15/30
(a)
USD 378 338,060
Bombardier, Inc.
(a)
7.50%, 02/01/29 ............ 166 172,711
8.75%, 11/15/30 ............ 100 107,493
7.00%, 06/01/32 ............ 100 101,726
Brookfield Residential Properties, Inc.,
4.88%
,
02/15/30
(a)
........... 181 163,455
HR Ottawa LP, 11.00%
,
03/31/31
(a)
.. 12,118 13,071,648
Toronto-Dominion Bank (The), 2.88%
,
04/05/27
(c)
................ GBP 199 237,813
14,192,906
Chile — 0.0%
AES Andes SA, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.84%), 8.15%
,
06/10/55
(a)(b)
............... USD 270 275,400
Engie Energia Chile SA, 3.40%
,
01/28/30
(c)
................ 283 249,394
Kenbourne Invest SA
(g)(n)
6.88%, 11/26/24
(a)
........... 314 125,600
4.70%, 01/22/28
(c)
........... 372 148,800
Latam Airlines Group SA, 7.88%
,
04/15/30
(a)
................ 75 75,609
874,803
China — 0.0%
(c)
BOC Aviation Ltd., 3.50%
,
09/18/27 . 350 338,233
Fantasia Holdings Group Co. Ltd.
(g)(n)
11.75%, 04/17/22 ........... 716 16,110
10.88%, 01/09/23 ........... 815 18,338
372,681
Colombia — 0.0%
(a)
ABRA Global Finance, 14.00%
,
(14.00% Cash or 14.00% PIK),
10/22/29
(o)
................ 191 184,946
Gran Tierra Energy, Inc., 9.50%
,
10/15/29 ................. 262 242,497
427,443

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation V.I. Fund
12
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Costa Rica — 0.0%
Liberty Costa Rica Senior Secured
Finance, 10.88%
,
01/15/31
(a)
.... USD 206 $ 220,226
Cyprus — 0.0%
ASG Finance DAC, 9.75%
,
05/15/29
(a)
202 204,525
Czech Republic — 0.0%
Allwyn Entertainment Financing UK plc,
7.25%
,
04/30/30
(c)
........... EUR 1,025 1,132,756
Finland — 0.0%
Citycon Treasury BV
(c)
Series EURO, 2.38%, 01/15/27 .. 200 199,119
5.00%, 03/11/30 ............ 150 156,241
355,360
France — 0.6%
Afflelou SAS, 6.00%
,
07/25/29
(c)
.... 688 742,910
Altice France SA
(c)
3.38%, 01/15/28 ............ 223 174,401
4.13%, 01/15/29 ............ 188 147,175
4.25%, 10/15/29 ............ 188 147,028
Atos SE
9.00%, 12/18/29 ............ 678 654,625
5.00%, 12/18/30
(c)
........... 697 397,841
Bertrand Franchise Finance SAS,
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 6.96%
,
07/18/30
(b)(c)
.... 738 768,662
BNP Paribas SA
3.38%, 01/23/26
(c)
........... GBP 199 244,811
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.20%), 4.63%
(a)(b)(q)
........ USD 216 202,899
1.88%, 12/14/27
(c)
........... GBP 200 228,783
Eutelsat SA
(c)
2.25%, 07/13/27 ............ EUR 200 174,023
1.50%, 10/13/28 ............ 300 230,735
Forvia SE, 2.75%
,
02/15/27
(c)
...... 3,019 3,006,751
Goldstory SAS
(a)
6.75%, 02/01/30 ............ 1,311 1,417,537
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 7.06%, 02/01/30
(b)
... 963 1,004,479
Iliad Holding SASU
5.63%, 10/15/28
(c)
........... 3,001 3,180,736
8.50%, 04/15/31
(a)
........... USD 200 212,633
7.00%, 04/15/32
(a)
........... 239 240,209
Lion/Polaris Lux 4 SA
(3-mo. EURIBOR at 0.00% Floor +
3.63%), 6.95%, 07/01/29
(b)(c)
.. EUR 735 764,015
Loxam SAS
(c)
5.75%, 07/15/27 ............ 1,028 1,062,277
6.38%, 05/31/29 ............ 1,522 1,661,845
Lune Holdings SARL, 5.63%
,
11/15/28
(c)
................. 273 214,353
Nova Alexandre III SAS, (3-mo.
EURIBOR at 0.00% Floor + 5.25%),
8.43%
,
07/15/29
(a)(b)
.......... 678 679,833
Paprec Holding SA, 7.25%
,
11/17/29
(c)
1,095 1,202,311
Picard Groupe SAS, 6.38%
,
07/01/29
(c)
406 437,340
RCI Banque SA
(5-Year EURIBOR ICE Swap Rate
+ 2.75%), 5.50%, 10/09/34
(b)(c)
. 1,100 1,164,970
Sabena technics SAS, (Acquired
10/28/22, cost $1,687,571), (3-mo.
EURIBOR + 5.00%), 7.68%
,
09/30/29
(b)(d)(i)
.............. 1,713 1,773,895
Security
Par (000)
Par (000) Value
France (continued)
Societe Generale SA, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.79%), 8.13%
(a)
(b)(q)
..................... USD 667 $ 653,855
TotalEnergies Capital International SA,
1.66%
,
07/22/26
(c)
........... GBP 200 239,244
Worldline SA, 0.00%
,
07/30/26
(c)(e)(p)
. EUR 960 954,142
23,984,318
Germany — 0.5%
ADLER Pelzer Holding GmbH, 9.50%
,
04/01/27
(a)
................ 1,541 1,527,287
ADLER Real Estate GmbH, 3.00%
,
04/27/26
(c)
................ 400 395,726
APCOA Group GmbH, (3-mo.
EURIBOR at 0.00% Floor + 4.13%),
7.37%
,
04/15/31
(b)(c)
.......... 484 503,241
Aroundtown Finance SARL , (5-Year
EURIBOR ICE Swap Rate + 4.51%),
7.13%
(b)(c)(q)
................ 644 653,120
Bayer AG
(b)(c)
(5-Year EUR Swap Annual +
4.46%), 5.38%, 03/25/82 .... 300 303,857
Series NC5, (5-Year EUR Swap
Annual + 3.43%), 6.63%,
09/25/83 ............... 200 214,595
Commerzbank AG
(b)(c)(q)
(5-Year EUR Swap Annual +
4.39%), 4.25% ........... 400 391,033
(5-Year EUR Swap Annual +
6.74%), 6.50% ........... 1,000 1,071,898
(5-Year EURIBOR ICE Swap Rate
+ 5.13%), 7.88% .......... 600 681,516
Deutsche Bank AG, (5-Year EURIBOR
ICE Swap Rate + 4.55%), 4.50%
(b)(c)
(q)
...................... 400 393,623
Dynamo Newco II GmbH, 6.25%
,
10/15/31
(c)
................ 302 321,429
Envalior Deutschland Gmbh, (6-mo.
EURIBOR at 0.00% Floor + 9.50%),
12.66%
,
(12.66% Cash or 12.66%
PIK), 04/01/31
(b)(d)(o)
.......... 2,704 2,636,858
Fressnapf Holding SE, 5.25%
,
10/31/31
(c)
................ 578 616,683
Gruenenthal GmbH, 4.63%
,
11/15/31
(c)
396 414,713
IHO Verwaltungs GmbH, 8.75%
,
(8.75% Cash or 9.50% PIK),
05/15/28
(b)(c)(o)
.............. 1,029 1,124,329
Mahle GmbH, 6.50%
,
05/02/31
(a)
... 1,226 1,246,299
Mercer International, Inc., 5.13%
,
02/01/29 ................. USD 114 98,540
PCF GmbH
(c)
4.75%, 04/15/29 ............ EUR 521 445,870
(3-mo. EURIBOR at 4.75% Floor +
4.75%), 7.93%, 04/15/29
(b)
... 307 262,808
PrestigeBidCo GmbH, (3-mo.
EURIBOR at 0.00% Floor + 3.75%),
6.93%
,
07/01/29
(b)(c)
.......... 315 331,187
ProGroup AG
(a)
5.13%, 04/15/29 ............ 360 366,520
5.38%, 04/15/31 ............ 462 468,010
Techem Verwaltungsgesellschaft 675
mbH, 5.38%
,
07/15/29
(c)
....... 585 625,279
Tele Columbus AG, 10.00%
,
(10.00%
Cash or 10.00% PIK), 01/01/29
(b)(c)(o)
1,077 891,791

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
13
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Germany (continued)
TK Elevator Holdco GmbH, 6.63%
,
07/15/28
(c)
................ EUR 883 $ 915,599
TK Elevator Midco GmbH, 4.38%
,
07/15/27
(c)
................ 2,585 2,670,978
TUI Cruises GmbH
6.25%, 04/15/29
(a)
........... 833 909,242
5.00%, 05/15/30
(c)
........... 250 262,857
Volkswagen Financial Services NV,
4.25%
,
10/09/25
(c)
........... GBP 100 123,948
20,868,836
Ghana — 0.0%
Kosmos Energy Ltd., 7.50%
,
03/01/28
(c)
USD 200 188,206
Greece — 0.0%
Danaos Corp., 8.50%
,
03/01/28
(a)
... 100 102,510
National Bank of Greece SA, (5-Year
EURIBOR ICE Swap Rate + 3.15%),
5.88%
,
06/28/35
(b)(c)
.......... EUR 578 647,936
750,446
Guatemala — 0.0%
Millicom International Cellular SA,
7.38%
,
04/02/32
(a)
........... USD 200 198,282
Hong Kong — 0.1%
(c)
AIA Group Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 1.76%), 2.70%
(b)(q)
.... 400 385,200
FWD Group Holdings Ltd., 8.40%
,
04/05/29 ................. 3,577 3,773,735
HKT Capital No. 6 Ltd., 3.00%
,
01/18/32 ................. 350 300,195
Melco Resorts Finance Ltd., 5.38%
,
12/04/29 ................. 200 182,502
4,641,632
India — 0.1%
ABJA Investment Co. Pte. Ltd., 5.45%
,
01/24/28
(c)
................ 200 201,300
CA Magnum Holdings, 5.38%
,
10/31/26
(c)
................ 300 292,875
Diamond II Ltd., 7.95%
,
07/28/26
(a)
.. 200 202,687
Greenko Dutch BV, 3.85%
,
03/29/26
(c)
179 173,854
India Green Power Holdings, 4.00%
,
02/22/27
(c)
................ 263 249,702
Muthoot Finance Ltd., 7.13%
,
02/14/28
(a)
................ 217 221,340
Network i2i Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.39%), 3.98%
(b)(c)(q)
... 300 291,375
REC Ltd., 2.75%
,
01/13/27
(c)
...... 330 314,530
REI Agro Ltd.
(d)(g)(n)(p)
5.50%, 11/13/14
(a)
........... 5,549 1
5.50%, 11/13/14
(c)
........... 2,291 —
ReNew Pvt Ltd., 5.88%
,
03/05/27
(c)
.. 200 195,430
Vedanta Resources Finance II plc,
10.88%
,
09/17/29
(a)
.......... 240 249,000
2,392,094
Indonesia — 0.0%
(c)
Freeport Indonesia PT, 4.76%
,
04/14/27 ................. 252 249,480
Minejesa Capital BV, 4.63%
,
08/10/30 358 345,190
594,670
Security
Par (000)
Par (000) Value
Ireland — 0.0%
(c)
Bank of Ireland Group plc, (5-Year EUR
Swap Annual + 6.43%), 6.00%
(b)(q)
EUR 687 $ 719,197
Dell Bank International DAC, 0.50%
,
10/27/26 ................. 469 468,757
1,187,954
Israel — 0.1%
Teva Pharmaceutical Finance
Netherlands II BV
1.88%, 03/31/27
(c)
........... 513 513,760
3.75%, 05/09/27 ............ 1,015 1,057,023
7.38%, 09/15/29 ............ 335 398,627
7.88%, 09/15/31 ............ 1,061 1,332,582
3,301,992
Italy — 0.5%
A2A SpA, (5-Year EURIBOR ICE Swap
Rate + 2.26%), 5.00%
(b)(c)(q)
..... 450 481,577
Agrifarma SpA, 4.50%
,
10/31/28
(a)
.. 2,304 2,386,837
Banca Monte dei Paschi di Siena SpA ,
(5-Year EURIBOR ICE Swap Rate
at 0.00% Floor + 5.01%), 7.71%
,
01/18/28
(b)(c)
............... 209 238,726
BPER Banca SpA, (5-Year EURIBOR
ICE Swap Rate + 4.35%), 6.50%
(b)(c)
(q)
...................... 400 423,828
Bubbles Bidco SpA
(c)
6.50%, 09/30/31 ............ 582 605,885
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.93%, 09/30/31
(b)
... 570 589,255
Duomo Bidco SpA, (3-mo. EURIBOR
at 0.00% Floor + 4.13%), 7.30%
,
07/15/31
(b)(c)
............... 705 735,459
Engineering - Ingegneria Informatica -
SpA, 11.13%
,
05/15/28
(c)
....... 1,142 1,246,524
Fedrigoni SpA, 6.13%
,
06/15/31
(c)
... 521 542,430
Fiber Bidco SpA, 10.00%
,
06/15/29
(c)
446 478,505
FIS Fabbrica Italiana Sintetici SpA,
5.63%
,
08/01/27
(c)
........... 842 879,039
IMA Industria Macchine Automatiche
SpA
(b)
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 6.93%, 04/15/29
(a)
... 825 858,866
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 6.93%, 04/15/29
(c)
... 441 459,103
Immobiliare Grande Distribuzione SIIQ
SpA, 6.25%
,
05/17/27
(c)(r)
...... 1,446 1,552,869
Intesa Sanpaolo SpA
(c)
(5-Year EUR Swap Annual +
5.85%), 5.50%
(b)(q)
......... 250 261,552
8.51%, 09/20/32 ............ GBP 400 560,318
Irca SpA, (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 6.63%
,
12/15/29
(b)(c)
EUR 470 491,961
Lottomatica Group SpA
(c)
5.38%, 06/01/30 ............ 218 234,528
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 6.19%, 06/01/31
(b)
... 329 344,629
Marcolin SpA, 6.13%
,
11/15/26
(a)
... 1,329 1,382,014
Nexi SpA, 0.00%
,
02/24/28
(c)(e)(p)
.... 500 457,721
Pachelbel Bidco SpA
(c)
7.13%, 05/17/31 ............ 319 353,360
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 7.30%, 05/17/31
(b)
... 291 303,475
Rekeep SpA, 7.25%
,
02/01/26
(c)
.... 406 397,425

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation V.I. Fund
14
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Italy (continued)
Rossini SARL
(c)
(3-mo. EURIBOR at 0.00% Floor +
3.88%), 6.56%, 12/31/29
(b)
... EUR 487 $ 510,286
6.75%, 12/31/29 ............ 343 375,726
Taurus Law 130 Securities SRL,
(Acquired 07/14/23, cost
$2,782,015), (3-mo. EURIBOR +
3.25%), 6.25%
,
08/22/27
(b)(d)(i)
... 2,538 2,598,081
TeamSystem SpA, (3-mo. EURIBOR
at 0.00% Floor + 3.50%), 6.68%
,
07/31/31
(b)(c)
............... 511 531,966
UnipolSai Assicurazioni SpA, 4.90%
,
05/23/34
(c)
................ 300 323,265
20,605,210
Japan — 0.1%
(c)
SoftBank Group Corp.
5.38%, 01/08/29 ............ 1,409 1,513,183
5.75%, 07/08/32 ............ 1,232 1,341,316
Takeda Pharmaceutical Co. Ltd.,
2.25%
,
11/21/26 ............ 850 873,683
3,728,182
Jersey, Channel Islands — 0.4%
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29
(a)
.......... USD 924 902,015
10.38%, 03/31/29
(c)
.......... GBP 1,022 1,257,691
TER Finance Jersey Ltd.
(a)(e)
Series 21, 0.00%, 01/02/25
(d)
.... USD 8,318 8,253,952
Series 22, 0.00%, 10/02/25 ..... 4,486 4,245,584
14,659,242
Kuwait — 0.0%
MEGlobal BV, 4.25%
,
11/03/26
(c)
... 267 261,159
Luxembourg — 0.4%
ADLER Financing SARL, Series 1L,
12.50%
,
(12.50 % Cash or 12.50%
PIK), 12/31/28
(o)
............. EUR 718 767,654
Cidron Aida Finco SARL, 6.25%
,
04/01/28
(c)
................ GBP 882 1,052,014
Herens Holdco SARL, 4.75%
,
05/15/28
(a)
................ USD 200 184,540
Herens Midco SARL, 5.25%
,
05/15/29
(a)
EUR 2,150 1,849,588
INEOS Finance plc, 6.63%
,
05/15/28
(a)
957 1,027,863
Intelsat Jackson Holdings SA, 6.50%
,
03/15/30
(a)
................ USD 261 240,739
Kleopatra Finco SARL, 4.25%
,
03/01/26
(c)
................ EUR 745 708,860
Matterhorn Telecom SA, 3.13%
,
09/15/26
(c)
................ 3,102 3,184,288
Opus-Chartered Issuances SA, 2.50%
,
07/04/25
(b)(c)(d)
.............. 268 278,718
Petroleos Mexicanos, 7.50%
,
03/31/26
(a)
................ USD 6,405 6,396,994
Vivion Investments SARL, 8.00%
,
(8.00% Cash or 8.00% PIK),
08/31/28
(c)(o)
............... EUR 560 553,968
16,245,226
Macau — 0.0%
MGM China Holdings Ltd., 7.13%
,
06/26/31
(a)
................ USD 200 202,000
Sands China Ltd.
(r)
5.13%, 08/08/25 ............ 400 398,000
5.40%, 08/08/28 ............ 200 197,500
Security
Par (000)
Par (000) Value
Macau (continued)
Studio City Co. Ltd., 7.00%
,
02/15/27
(c)
USD 300 $ 301,219
Studio City Finance Ltd.
5.00%, 01/15/29
(a)
........... 200 181,438
5.00%, 01/15/29
(c)
........... 334 303,001
1,583,158
Malaysia — 0.0%
(c)
CIMB Bank Bhd., 2.13%
,
07/20/27 .. 200 187,638
Dua Capital Ltd., 2.78%
,
05/11/31 ... 341 295,275
Gohl Capital Ltd., 4.25%
,
01/24/27 .. 300 291,657
774,570
Mexico — 0.0%
(a)
Banco Mercantil del Norte SA , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 4.64%),
5.88%
(b)(q)
................. 253 241,127
FIEMEX Energia - Banco Actinver
SA Institucion de Banca Multiple,
7.25%
,
01/31/41 ............ 385 379,028
620,155
Netherlands — 0.3%
ABN AMRO Bank NV, (5-Year EUR
Swap Annual + 3.90%), 6.38%
(b)(c)(q)
EUR 300 319,539
Boels Topholding BV
6.25%, 02/15/29
(c)
........... 1,522 1,650,457
5.75%, 05/15/30
(a)
........... 296 319,988
Cooperatieve Rabobank UA, (GUKG1
+ 1.05%), 1.88%
,
07/12/28
(b)(c)
... GBP 200 233,068
ING Groep NV
3.00%, 02/18/26
(c)
........... 200 244,927
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.86%), 3.88%
(b)(q)
......... USD 600 544,994
(USISSO05 + 4.08%), 7.25%
(b)(c)(q)
750 752,059
Nobian Finance BV, 3.63%
,
07/15/26
(c)
EUR 766 785,527
Q-Park Holding I BV
5.13%, 02/15/30
(c)
........... 1,076 1,144,735
Sigma Holdco BV, 5.75%
,
05/15/26
(c)
530 542,759
Sunrise FinCo. I BV, 4.88%
,
07/15/31
(a)
USD 880 798,213
Trivium Packaging Finance BV, 8.50%
,
08/15/27
(a)
................ 216 215,668
VZ Secured Financing BV, 5.00%
,
01/15/32
(a)
................ 353 312,214
VZ Vendor Financing II BV, 2.88%
,
01/15/29
(c)
................ EUR 1,523 1,444,472
Ziggo Bond Co. BV, 6.13%
,
11/15/32
(c)
693 721,433
10,030,053
Panama — 0.0%
C&W Senior Finance Ltd., 6.88%
,
09/15/27
(a)
................ USD 200 196,916
Peru — 0.0%
(a)
Intercorp Peru Ltd., 3.88%
,
08/15/29 . 200 180,414
Pluspetrol Camisea SA, 6.24%
,
07/03/36 ................. 75 75,330
Volcan Cia Minera SAA, 8.75%
,
01/24/30 ................. 253 240,828
496,572
Portugal — 0.0%
EDP SA, (5-Year EURIBOR ICE Swap
Rate + 2.40%), 4.63%
,
09/16/54
(b)(c)
EUR 600 632,679

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
15
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Slovenia — 0.0%
United Group BV
(3-mo. EURIBOR at 4.25% Floor +
4.25%), 7.27%, 02/15/31
(a)(b)
.. EUR 1,029 $ 1,064,557
6.50%, 10/31/31
(c)
........... 250 263,721
1,328,278
South Africa — 0.0%
Sasol Financing USA LLC
4.38%, 09/18/26 ............ USD 200 191,562
6.50%, 09/27/28 ............ 200 192,062
383,624
South Korea — 0.1%
LG Chem Ltd., 2.38%
,
07/07/31
(c)
... 360 298,030
LG Electronics, Inc.
(a)
5.63%, 04/24/27 ............ 430 434,863
5.63%, 04/24/29 ............ 200 202,376
POSCO, 5.75%
,
01/17/28
(a)
....... 200 203,160
Shinhan Financial Group Co. Ltd., (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.06%),
2.88%
(b)(c)(q)
................ 500 479,375
SK Battery America, Inc., 2.13%
,
01/26/26
(c)
................ 480 461,088
2,078,892
Spain — 0.2%
(c)
Banco Bilbao Vizcaya Argentaria SA
(b)(q)
(5-Year EURIBOR ICE Swap Rate
+ 5.54%), 8.38% .......... EUR 400 455,256
(5-Year EUR Swap Annual +
4.27%), 6.88% ........... 600 652,352
Banco de Credito Social Cooperativo
SA, (1-Year EURIBOR ICE Swap
Rate + 1.70%), 4.13%
,
09/03/30
(b)
200 212,786
Banco Santander SA, (GUKG1 +
1.80%), 3.13%
,
10/06/26
(b)
..... GBP 700 863,060
Bankinter SA, (5-Year EURIBOR ICE
Swap Rate + 4.71%), 7.38%
(b)(q)
.. EUR 400 439,211
CaixaBank SA, (5-Year EUR Swap
Annual + 6.35%), 5.88%
(b)(q)
..... 600 638,602
Cellnex Telecom SA, 0.75%
,
11/20/31
(p)
2,000 1,821,099
Cirsa Finance International SARL,
7.88%
,
07/31/28 ............ 1,027 1,125,032
Grifols SA, 7.13%
,
05/01/30 ....... 544 579,103
Kaixo Bondco Telecom SA, 5.13%
,
09/30/29 ................. 477 503,258
Telefonica Emisiones SA, 5.38%
,
02/02/26 ................. GBP 401 503,781
7,793,540
Sweden — 0.2%
Fastighets AB Balder, 1.13%
,
01/29/27
(c)
................ EUR 200 198,676
Heimstaden Bostad Treasury BV
(c)
0.63%, 07/24/25 ............ 771 785,767
1.38%, 03/03/27 ............ 771 763,585
Intrum AB , 3.00%
,
09/15/27
(c)(g)(n)
... 862 644,229
Swedbank AB, (GUKG1 + 1.00%),
1.38%
,
12/08/27
(b)(c)
.......... GBP 199 233,323
Verisure Holding AB
3.25%, 02/15/27
(c)
........... EUR 806 822,372
9.25%, 10/15/27
(a)
........... 811 881,245
Security
Par (000)
Par (000) Value
Sweden (continued)
Verisure Midholding AB, 5.25%
,
02/15/29
(c)
................ EUR 1,375 $ 1,425,583
5,754,780
Switzerland — 0.0%
(a)
UBS Group AG
(b)(q)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.40%), 4.88% ........... USD 225 214,293
(USISSO05 + 3.63%), 6.85% ... 1,175 1,162,165
VistaJet Malta Finance plc
9.50%, 06/01/28 ............ 100 100,628
6.38%, 02/01/30 ............ 100 87,382
1,564,468
Thailand — 0.0%
Bangkok Bank PCL
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.73%), 5.00%
(b)(c)(q)
........ 200 197,600
5.30%, 09/21/28
(a)
........... 200 200,728
5.50%, 09/21/33
(a)
........... 200 199,832
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.90%), 3.73%, 09/25/34
(b)(c)
.. 200 181,314
Krung Thai Bank PCL , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.53%), 4.40%
(b)
(c)(q)
..................... 282 273,892
1,053,366
Ukraine — 0.0%
MHP Lux SA, 6.25%
,
09/19/29
(c)
.... 268 223,780
NAK Naftogaz Ukraine
(o)
7.13%, ( 7.13% Cash or 7.13% PIK),
07/19/26
(c)
.............. EUR 235 187,452
7.63%, (7.63% Cash or 7.63% PIK),
11/08/28
(a)
.............. USD 251 185,759
VF Ukraine PAT, 6.20%
,
02/11/25
(c)
.. 334 312,290
909,281
United Arab Emirates — 0.0%
Abu Dhabi Developmental Holding Co.
PJSC, 5.25%
,
10/02/54
(a)
...... 201 184,983
Adnoc Murban Rsc Ltd., 5.13%
,
09/11/54
(a)
................ 205 185,076
DP World Salaam , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 5.75%), 6.00%
(b)(c)(q)
... 404 401,980
MAF Global Securities Ltd., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.54%), 6.38%
(b)
(c)(q)
..................... 202 201,127
MDGH GMTN RSC Ltd., 4.38%
,
11/22/33
(a)
................ 314 294,265
1,267,431
United Kingdom — 1.5%
10x Future Technologies Services
Ltd., (Acquired 12/19/23, cost
$1,971,973), 15.00%
,
(15.00% Cash
or 15.00% PIK), 06/19/26
(d)(i)(o)(p)
.. GBP 1,586 2,154,060
AA Bond Co. Ltd., 6.50%
,
01/31/26
(c)
. 1,506 1,881,126
Amber Finco plc, 6.63%
,
07/15/29
(c)
. EUR 724 792,328
Ardonagh Finco Ltd., 6.88%
,
02/15/31
(a)
3,463 3,699,355
Barclays plc
3.00%, 05/08/26
(c)
........... GBP 199 242,540

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation V.I. Fund
16
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
3.25%, 02/12/27
(c)
........... GBP 199 $ 240,229
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.41%), 4.38%
(b)(q)
......... USD 216 194,256
BCP V Modular Services Finance II plc
6.13%, 11/30/28
(a)
........... GBP 2,322 2,805,199
6.13%, 11/30/28
(c)
........... 521 629,418
BCP V Modular Services Finance plc,
6.75%
,
11/30/29
(a)
........... EUR 2,154 2,019,255
Bellis Finco plc, 4.00%
,
02/16/27
(c)
.. GBP 1,579 1,863,087
Belron UK Finance plc, 4.63%
,
10/15/29
(c)
................ EUR 648 687,340
BG Energy Capital plc, 5.13%
,
12/01/25
(c)
................ GBP 366 458,588
Boparan Finance plc, 9.38%
,
11/07/29
(c)
................. 1,280 1,549,231
BP Capital Markets plc, 2.52%
,
04/07/28
(c)
................ EUR 1,103 1,131,382
Bracken MidCo1 plc, 6.75%
,
(6.75%
Cash or 7.50% PIK), 11/01/27
(c)(o)
. GBP 286 350,623
California Buyer Ltd., 5.63%
,
02/15/32
(c)
EUR 490 528,515
CD&R Firefly Bidco plc, Series JAN,
8.63%
,
04/30/29
(c)
........... GBP 189 246,665
Centrica plc , (5-Year U.K. Government
Bonds Note Generic Bid Yield +
2.51%), 6.50%
,
05/21/55
(b)(c)
.... 250 317,294
CK Hutchison Group Telecom Finance
SA, 2.63%
,
10/17/34
(c)
........ 491 443,200
Connect Finco SARL, 9.00%
,
09/15/29
(a)
................ USD 878 799,686
CPUK Finance Ltd., 7.88%
,
08/28/29
(c)
GBP 149 191,402
Deuce Finco plc
5.50%, 06/15/27
(a)
........... 1,595 1,951,054
5.50%, 06/15/27
(c)
........... 2,037 2,491,723
Edge Finco plc, 8.13%
,
08/15/31
(c)
.. 965 1,233,755
eG Global Finance plc, 12.00%
,
11/30/28
(a)
................ USD 1,073 1,199,930
Global Switch Finance BV, 1.38%
,
10/07/30
(c)
................ EUR 764 743,112
Heathrow Finance plc, 6.63%
,
03/01/31
(c)
................ GBP 670 842,967
HSBC Holdings plc
(b)
(Sterling Overnight Index Average +
1.31%), 1.75%, 07/24/27 .... 267 317,564
(5-Year EUR Swap Annual +
3.84%), 4.75%
(c)(q)
......... EUR 724 740,581
INEOS Quattro Finance 2 plc
(c)
8.50%, 03/15/29 ............ 539 597,406
6.75%, 04/15/30 ............ 428 459,672
Informa plc, 3.13%
,
07/05/26
(c)
..... GBP 200 243,086
Kane Bidco Ltd., 6.50%
,
02/15/27
(a)
. 1,408 1,760,472
Market Bidco Finco plc
(c)
4.75%, 11/04/27 ............ EUR 618 625,752
5.50%, 11/04/27 ............ GBP 1,330 1,590,101
Marks & Spencer plc, 3.75%
,
05/19/26
(c)
................ 1,720 2,119,477
Mobico Group plc, (5-Year U.K.
Government Bonds Note Generic
Bid Yield + 4.14%), 4.25%
(b)(c)(q)
.. 405 484,277
Motion Finco SARL, 7.38%
,
06/15/30
(c)
EUR 470 495,195
National Grid plc, 0.16%
,
01/20/28
(c)
. 1,236 1,178,645
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Nationwide Building Society
(b)(c)(q)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 5.63%),
5.75% ................. GBP 344 $ 417,196
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.85%),
7.50% ................. 425 533,454
NatWest Group plc
(b)(c)
(BPSW1 + 1.49%), 2.88%, 09/19/26 200 246,128
(BPSW1 + 2.01%), 3.13%, 03/28/27 199 243,194
Pinewood Finco plc, 6.00%
,
03/27/30
(a)
1,640 2,038,490
Pinnacle Bidco plc, 10.00%
,
10/11/28
(c)
440 584,544
Punch Finance plc, 6.13%
,
06/30/26
(c)
3,228 3,992,134
Santander UK Group Holdings plc,
3.63%
,
01/14/26
(c)
........... 199 245,588
Stonegate Pub Co. Financing 2019
plc
(c)
(3-mo. EURIBOR + 6.63%), 9.65%,
07/31/29
(b)
.............. EUR 293 314,127
10.75%, 07/31/29 ........... GBP 472 615,478
Thames Water Utilities Finance plc,
4.00%
,
06/19/25
(c)
........... 1,381 1,391,732
Virgin Media Secured Finance plc
(c)
4.25%, 01/15/30 ............ 1,232 1,353,404
4.13%, 08/15/30 ............ 1,531 1,639,462
Virgin Media Vendor Financing Notes III
DAC, 4.88%
,
07/15/28
(c)
....... 2,393 2,792,382
Vmed O2 UK Financing I plc, 4.50%
,
07/15/31
(c)
................ 1,032 1,101,397
Vodafone Group plc
(b)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.77%), 4.13%, 06/04/81 .... USD 141 124,811
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.84%),
8.00%, 08/30/86
(c)
......... GBP 1,523 2,065,858
Zegona Finance plc
6.75%, 07/15/29
(c)
........... EUR 757 834,402
8.63%, 07/15/29
(a)
........... USD 583 617,999
63,451,328
United States — 4.4%
Adient Global Holdings Ltd.
(a)
4.88%, 08/15/26 ............ 200 197,053
8.25%, 04/15/31 ............ 108 110,130
Affinity Interactive, 6.88%
,
12/15/27
(a)
319 239,442
Alexander Funding Trust II, 7.47%
,
07/31/28
(a)
................ 635 670,369
Allegiant Travel Co., 7.25%
,
08/15/27
(a)
431 433,178
Allied Universal Holdco LLC
9.75%, 07/15/27
(a)
........... 404 406,766
4.63%, 06/01/28
(a)
........... 200 188,353
4.88%, 06/01/28
(c)
........... GBP 3,068 3,556,377
AMC Networks, Inc.
10.25%, 01/15/29
(a)
.......... USD 680 722,009
4.25%, 02/15/29 ............ 1,278 1,003,190
4.25%, 02/15/29
(a)(p)
.......... 510 519,563
Amentum Holdings, Inc., 7.25%
,
08/01/32
(a)
................ 256 257,937
American Axle & Manufacturing, Inc.,
5.00%
,
10/01/29 ............ 184 168,024
American Tower Corp., 0.45%
,
01/15/27 ................. EUR 2,157 2,129,145
Amgen, Inc., 5.50%
,
12/07/26
(c)
.... GBP 200 253,407

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
17
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Amkor Technology, Inc., 6.63%
,
09/15/27
(a)
................ USD 430 $ 429,862
Ardagh Metal Packaging Finance USA
LLC, 2.00%
,
09/01/28
(c)
....... EUR 1,894 1,783,956
Ardagh Packaging Finance plc
2.13%, 08/15/26
(c)
........... 1,343 1,245,134
4.13%, 08/15/26
(a)
........... USD 4,760 4,284,000
AT&T, Inc.
2.90%, 12/04/26 ............ GBP 373 450,320
5.50%, 03/15/27
(c)
........... 200 253,221
ATI, Inc., 7.25%
,
08/15/30 ........ USD 222 228,283
Avis Budget Car Rental LLC, 4.75%
,
04/01/28
(a)
................ 106 99,110
Bank of America Corp. , (3-mo.
EURIBOR + 0.91%), 1.95%
,
10/27/26
(b)(c)
............... EUR 875 898,491
Bausch + Lomb Corp., 8.38%
,
10/01/28
(a)
................ USD 290 300,150
Becton Dickinson Euro Finance SARL,
3.55%
,
09/13/29 ............ EUR 1,455 1,539,306
Big River Steel LLC, 6.63%
,
01/31/29
(a)
USD 335 334,656
Boyd Gaming Corp.
4.75%, 12/01/27 ............ 100 96,679
4.75%, 06/15/31
(a)
........... 110 101,770
Brand Industrial Services, Inc., 10.38%
,
08/01/30
(a)
................ 116 118,065
Breeze Aviation Group, Inc.
(Acquired 01/26/24 , cost
$2,594,723) 20.00%, ( 20.00%
PIK), 01/30/28
(d)(i)(o)
......... 2,595 2,620,670
Caesars Entertainment, Inc., 4.63%
,
10/15/29
(a)
................ 273 255,598
California Resources Corp., 8.25%
,
06/15/29
(a)
................ 570 578,007
Calpine Corp.
(a)
5.13%, 03/15/28 ............ 208 201,718
5.00%, 02/01/31 ............ 148 139,177
Calumet Specialty Products Partners
LP, 9.75%
,
07/15/28
(a)
......... 1,248 1,268,246
Cedar Fair LP
5.38%, 04/15/27 ............ 100 98,937
5.25%, 07/15/29 ............ 205 197,043
Central Parent, Inc., 7.25%
,
06/15/29
(a)
193 190,720
Chemours Co. (The), 4.63%
,
11/15/29
(a)
144 125,111
Churchill Downs, Inc.
(a)
5.75%, 04/01/30 ............ 193 189,420
6.75%, 05/01/31 ............ 132 133,428
Cinemark USA, Inc., 7.00%
,
08/01/32
(a)
139 141,687
Citigroup, Inc.
(3-mo. EURIBOR + 1.66%), 1.25%,
07/06/26
(b)(c)
............. EUR 872 894,974
1.75%, 10/23/26 ............ GBP 316 374,962
Civitas Resources, Inc., 8.38%
,
07/01/28
(a)
................ USD 672 697,918
Clear Channel Outdoor Holdings, Inc.,
5.13%
,
08/15/27
(a)
........... 176 169,412
Cloud Software Group, Inc.
(a)
6.50%, 03/31/29 ............ 1,188 1,166,073
9.00%, 09/30/29 ............ 514 521,861
8.25%, 06/30/32 ............ 132 136,033
Clydesdale Acquisition Holdings, Inc.,
8.75%
,
04/15/30
(a)
........... 611 617,641
Comcast Corp., 0.25%
,
09/14/29 ... EUR 513 472,173
CommScope LLC, 6.00%
,
03/01/26
(a)
USD 2,597 2,584,015
Security
Par (000)
Par (000) Value
United States (continued)
Comstock Resources, Inc., 6.75%
,
03/01/29
(a)
................ USD 179 $ 174,495
Constellium SE, 5.38%
,
08/15/32
(c)
.. EUR 564 593,047
Continuum Energy Pte. Ltd., 12.85%
,
(12.85% Cash or 7.85% PIK),
09/11/27
(a)(d)(o)
.............. USD 1,892 1,965,850
Core Scientific, Inc., 0.00%
,
06/15/31
(a)
(e)(p)
..................... 226 221,480
CSC Holdings LLC
(a)
5.50%, 04/15/27 ............ 1,673 1,497,334
11.25%, 05/15/28 ........... 359 354,302
11.75%, 01/31/29 ........... 784 774,260
Dana Financing Luxembourg SARL,
8.50%
,
07/15/31
(c)
........... EUR 741 838,526
Diebold Nixdorf, Inc., 7.75%
,
03/31/30
(a)
USD 160 164,248
DISH Network Corp.
(p)
0.00%, 12/15/25
(e)
........... 1,454 1,301,327
3.38%, 08/15/26 ............ 411 341,129
Duke Energy Corp., 3.10%
,
06/15/28 EUR 861 893,773
Edison International, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.66%), 7.88%
,
06/15/54
(b)
................ USD 380 392,484
Encompass Health Corp.
4.50%, 02/01/28 ............ 100 96,492
4.75%, 02/01/30 ............ 171 162,111
Energizer Holdings, Inc., 4.38%
,
03/31/29
(a)
................ 157 145,830
EQM Midstream Partners LP
(a)
7.50%, 06/01/27 ............ 200 203,940
7.50%, 06/01/30 ............ 210 223,394
EquipmentShare.com, Inc., 8.63%
,
05/15/32
(a)
................ 131 136,901
Exo Imaging, Inc., (Acquired 08/14/24,
cost $102,781), 8.00%
,
08/14/25
(d)(i)
103 142,094
Ferrellgas LP, 5.88%
,
04/01/29
(a)
... 219 200,168
Fidelity National Information Services,
Inc., 1.50%
,
05/21/27 ......... EUR 911 915,463
Ford Motor Credit Co. LLC, 4.87%
,
08/03/27 ................. 580 624,371
Fortrea Holdings, Inc., 7.50%
,
07/01/30
(a)
................ USD 140 140,232
Freed Corp., 12.00%
,
11/21/28
(b)(d)
.. 6,518 6,550,836
Freedom Mortgage Holdings LLC
(a)
9.25%, 02/01/29 ............ 136 140,344
9.13%, 05/15/31 ............ 100 103,107
Frontier Communications Holdings
LLC
(a)
5.00%, 05/01/28 ............ 227 221,919
6.75%, 05/01/29 ............ 415 417,082
6.00%, 01/15/30 ............ 90 89,799
8.75%, 05/15/30 ............ 2,394 2,530,193
8.63%, 03/15/31 ............ 1,705 1,813,355
Frontier Florida LLC, Series E, 6.86%
,
02/01/28 ................. 1,880 1,922,300
Frontier North, Inc., Series G, 6.73%
,
02/15/28 ................. 1,101 1,120,267
Full House Resorts, Inc., 8.25%
,
02/15/28
(a)
................ 59 58,543
GCI LLC, 4.75%
,
10/15/28
(a)
...... 321 299,791
General Motors Financial Co., Inc.,
4.30%
,
02/15/29
(c)
........... EUR 598 642,867
GFL Environmental, Inc., 4.38%
,
08/15/29
(a)
................ USD 304 287,365

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation V.I. Fund
18
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Global Payments, Inc., 4.88%
,
03/17/31 ................. EUR 423 $ 462,636
Goldman Sachs Group, Inc. (The)
0.25%, 01/26/28
(c)
........... 999 959,960
7.25%, 04/10/28 ............ GBP 204 272,611
0.88%, 05/09/29
(c)
........... EUR 943 890,671
Goodyear Europe BV, 2.75%
,
08/15/28
(c)
................ 282 276,044
Goodyear Tire & Rubber Co. (The),
5.00%
,
05/31/26 ............ USD 184 181,108
GoTo Group, Inc.
5.50%, 05/01/28
(a)
........... 361 216,973
H&E Equipment Services, Inc., 3.88%
,
12/15/28
(a)
................ 173 158,111
Hanesbrands, Inc.
(a)
4.88%, 05/15/26 ............ 176 173,267
9.00%, 02/15/31 ............ 160 170,541
Helios Software Holdings, Inc., 7.88%
,
05/01/29
(a)
................ EUR 1,328 1,411,719
Hilton Grand Vacations Borrower LLC
(a)
5.00%, 06/01/29 ............ USD 100 94,229
4.88%, 07/01/31 ............ 100 89,515
Homes By West Bay LLC, 11.00%
,
02/06/30
(d)
................ 9,929 9,978,645
International Business Machines Corp.,
3.38%
,
02/06/27 ............ EUR 837 877,485
JPMorgan Chase & Co.
(b)(c)
(Sterling Overnight Index Average +
0.68%), 0.99%, 04/28/26 .... GBP 479 591,307
(3-mo. EURIBOR + 0.76%), 1.09%,
03/11/27 ............... EUR 909 922,035
(3-mo. EURIBOR + 0.60%), 3.67%,
06/06/28 ............... 781 823,923
Kraft Heinz Foods Co., 4.13%
,
07/01/27
(c)
................ GBP 100 123,200
Kronos International, Inc., 9.50%
,
03/15/29
(c)
................ EUR 213 242,451
LABL, Inc., 5.88%
,
11/01/28
(a)
..... USD 136 121,163
Lamar Media Corp., 4.88%
,
01/15/29 188 180,610
Landsea Homes Corp., 11.00%
,
07/17/28
(d)
................ 10,050 10,766,565
Lessen LLC, (3-mo. CME Term SOFR
+ 8.50%), 13.40%
,
01/05/28
(a)(b)(d)
. 4,980 4,643,842
Level 3 Financing, Inc., 10.00%
,
10/15/32
(a)
................ 1,418 1,409,190
LGI Homes, Inc., 7.00%
,
11/15/32
(a)
. 702 695,078
Light & Wonder International, Inc.
(a)
7.25%, 11/15/29 ............ 153 156,081
7.50%, 09/01/31 ............ 203 209,013
Lightning eMotors, Inc., 7.50%
,
05/15/25
(a)(g)(n)(p)
............. 884 8,840
Lions Gate Capital Holdings 1, Inc.,
5.50%
,
04/15/29
(a)
........... 4,657 4,156,372
Lions Gate Capital Holdings LLC,
5.50%
,
04/15/29
(a)
........... 131 102,724
Live Nation Entertainment, Inc., 4.75%
,
10/15/27
(a)
................ 250 241,696
Mauser Packaging Solutions Holding
Co., 7.88%
,
04/15/27
(a)
........ 876 893,704
Medline Borrower LP, 5.25%
,
10/01/29
(a)
................ 369 356,109
Morgan Stanley
(b)
(3-mo. EURIBOR + 0.83%), 1.34%,
10/23/26 ............... EUR 1,109 1,134,711
Security
Par (000)
Par (000) Value
United States (continued)
(3-mo. EURIBOR + 1.30%), 4.66%,
03/02/29 ............... EUR 747 $ 811,890
Nasdaq, Inc., 4.50%
,
02/15/32 ..... 615 680,144
Nationstar Mortgage Holdings, Inc.
(a)
5.00%, 02/01/26 ............ USD 136 134,667
6.00%, 01/15/27 ............ 100 99,472
5.75%, 11/15/31 ............ 100 95,582
NCL Corp. Ltd.
(a)
5.88%, 02/15/27 ............ 122 121,619
8.13%, 01/15/29 ............ 221 232,875
NCR Atleos Corp., 9.50%
,
04/01/29
(a)
1,190 1,289,133
NCR Voyix Corp., 5.13%
,
04/15/29
(a)
. 35 33,486
Netflix, Inc., 3.63%
,
05/15/27 ...... EUR 1,650 1,745,281
New Generation Gas Gathering LLC,
(3-mo. CME Term SOFR at 2.00%
Floor + 5.75%), 10.34%
,
09/30/29
(a)
(b)(d)
..................... USD 1,249 1,229,919
Nexstar Media, Inc., 4.75%
,
11/01/28
(a)
184 171,558
NGL Energy Operating LLC, 8.13%
,
02/15/29
(a)
................ 154 156,024
Northern Oil & Gas, Inc.
(a)
8.13%, 03/01/28 ............ 187 189,866
8.75%, 06/15/31 ............ 181 186,829
Olympus Water US Holding Corp.
(a)
4.25%, 10/01/28 ............ 200 186,896
9.75%, 11/15/28 ............ 530 562,338
Organon & Co., 5.13%
,
04/30/31
(a)
.. 223 200,435
Outfront Media Capital LLC
(a)
5.00%, 08/15/27 ............ 100 97,322
4.25%, 01/15/29 ............ 100 92,988
4.63%, 03/15/30 ............ 100 92,406
Owens-Brockway Glass Container, Inc.,
7.25%
,
05/15/31
(a)
........... 143 139,170
Pactiv Evergreen Group Issuer LLC,
4.38%
,
10/15/28
(a)
........... 138 137,890
Pactiv Evergreen Group Issuer, Inc.,
4.00%
,
10/15/27
(a)
........... 100 99,172
Panther Escrow Issuer LLC, 7.13%
,
06/01/31
(a)
................ 182 183,819
Paramount Global
7.88%, 07/30/30 ............ 1,275 1,380,114
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.00%), 6.38%, 03/30/62
(b)
... 1,370 1,324,218
Park Intermediate Holdings LLC,
5.88%
,
10/01/28
(a)
........... 245 239,166
Performance Food Group, Inc.
(a)
5.50%, 10/15/27 ............ 100 99,155
4.25%, 08/01/29 ............ 152 141,030
Permian Resources Operating LLC,
8.00%
,
04/15/27
(a)
........... 487 497,292
Perrigo Finance Unlimited Co., 5.38%
,
09/30/32 ................. EUR 258 276,683
Pioneer, Inc., 10.50%
,
(10.50% Cash or
10.50% PIK), 11/18/30
(a)(d)(o)(r)
.... USD 3,911 4,008,372
Pitney Bowes, Inc., 6.88%
,
03/15/27
(a)
2,200 2,189,346
Post Holdings, Inc.
(a)
5.50%, 12/15/29 ............ 119 115,146
4.50%, 09/15/31 ............ 188 168,418
PPG Industries, Inc., 1.88%
,
06/01/25 EUR 841 867,082
Prime Security Services Borrower LLC,
6.25%
,
01/15/28
(a)
........... USD 321 319,236
Procter & Gamble Co. (The), 4.88%
,
05/11/27 .................. EUR 581 633,415

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
19
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Rand Parent LLC, 8.50%
,
02/15/30
(a)
USD 1,114 $ 1,120,108
RingCentral, Inc., 8.50%
,
08/15/30
(a)
. 2,082 2,202,789
Sabre GLBL, Inc.
(a)
8.63%, 06/01/27 ............ 1,328 1,309,723
10.75%, 11/15/29 ........... 2,569 2,650,288
Scotts Miracle-Gro Co. (The), 4.00%
,
04/01/31 ................. 144 125,557
Seagate HDD Cayman
8.25%, 12/15/29
(a)
........... 1,391 1,482,100
8.50%, 07/15/31
(a)
........... 781 835,169
9.63%, 12/01/32 ............ 1,235 1,391,653
Select Medical Corp., 6.25%
,
12/01/32
(a)
................ 1,132 1,089,506
Service Properties Trust
8.38%, 06/15/29 ............ 2,640 2,552,228
4.95%, 10/01/29 ............ 100 79,545
4.38%, 02/15/30 ............ 176 132,771
8.88%, 06/15/32 ............ 2,865 2,651,583
Six Flags Entertainment Corp.
(a)
5.50%, 04/15/27 ............ 100 99,372
7.25%, 05/15/31 ............ 176 179,754
Sonder Holdings, Inc., (3-mo. CME
Term SOFR at 1.00% Floor +
9.00%), 13.71%
,
12/10/27
(b)(d)
... 5,361 5,066,095
Spirit AeroSystems, Inc.
(a)
9.38%, 11/30/29 ............ 1,346 1,440,882
9.75%, 11/15/30 ............ 3,022 3,344,169
Spirit Airlines Pass-Through Trust
Series 2015-1,Class A, 4.10%,
10/01/29
(g)(n)
............. 41 37,811
Series 2017-1,Class AA, 3.38%,
02/15/30 ............... 473 422,578
Series 2017-1A,Class A, 3.65%,
08/15/31
(g)(n)
............. 1,238 1,083,921
Sprint Spectrum Co. LLC, 4.74%
,
03/20/25
(a)
................ 60 59,966
Station Casinos LLC, 4.50%
,
02/15/28
(a)
................ 174 165,102
Stem, Inc., 0.50%
,
12/01/28
(a)(p)
.... 166 44,820
STL Holding Co. LLC, 8.75%
,
02/15/29
(a)
................ 336 355,234
Talen Energy Supply LLC, 8.63%
,
06/01/30
(a)
................ 675 719,348
Talos Production, Inc., 9.00%
,
02/01/29
(a)
................ 181 185,699
Tenet Healthcare Corp., 6.13%
,
10/01/28 ................. 511 510,052
Tenneco, Inc., 8.00%
,
11/17/28
(a)
... 1,412 1,315,997
Texas Capital Bancshares, Inc., (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.15%),
4.00%
,
05/06/31
(b)
........... 1,875 1,800,775
Thermo Fisher Scientific, Inc., 1.38%
,
09/12/28 ................. EUR 917 903,636
TransDigm, Inc.
5.50%, 11/15/27 ............ USD 248 243,693
4.88%, 05/01/29 ............ 239 225,680
Transocean, Inc., 8.25%
,
05/15/29
(a)
. 776 760,146
UKG, Inc., 6.88%
,
02/01/31
(a)
...... 264 267,837
Uniti Group LP, 10.50%
,
02/15/28
(a)
.. 2,136 2,277,575
Univision Communications, Inc.
(a)
6.63%, 06/01/27 ............ 175 174,295
8.00%, 08/15/28 ............ 335 341,071
4.50%, 05/01/29 ............ 159 142,317
Security
Par (000)
Par (000) Value
United States (continued)
8.50%, 07/31/31 ............ USD 360 $ 352,980
USA Compression Partners LP, 7.13%
,
03/15/29
(a)
................ 367 373,477
UWM Holdings LLC, 6.63%
,
02/01/30
(a)
626 622,133
Vantage Drilling International Ltd.,
9.50%
,
02/15/28
(a)
........... 351 350,929
Venture Global LNG, Inc., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 5.44%), 9.00%
(a)
(b)(q)
..................... 789 824,934
Verizon Communications, Inc.
1.13%, 11/03/28 ............ GBP 199 218,333
4.25%, 10/31/30 ............ EUR 796 873,987
Viasat, Inc.
(a)
6.50%, 07/15/28 ............ USD 156 126,454
7.50%, 05/30/31 ............ 126 87,593
Viking Cruises Ltd., 7.00%
,
02/15/29
(a)
336 337,844
Vistra Operations Co. LLC
(a)
5.63%, 02/15/27 ............ 2,339 2,329,630
7.75%, 10/15/31 ............ 760 797,290
Vital Energy, Inc.
9.75%, 10/15/30 ............ 100 105,432
7.88%, 04/15/32
(a)
........... 140 134,708
Walgreens Boots Alliance, Inc., 3.20%
,
04/15/30 ................. 202 162,319
Wand NewCo 3, Inc., 7.63%
,
01/30/32
(a)
................ 200 205,425
Wells Fargo & Co.
(c)
1.38%, 10/26/26 ............ EUR 909 917,425
1.50%, 05/24/27 ............ 1,390 1,390,664
0.63%, 03/25/30 ............ 921 836,135
Wildfire Intermediate Holdings LLC,
7.50%
,
10/15/29
(a)
........... USD 462 444,548
Xerox Holdings Corp., 5.50%
,
08/15/28
(a)
................ 177 151,826
Zayo Group Holdings, Inc., 4.00%
,
03/01/27
(a)
................ 847 781,153
182,931,436
Uzbekistan — 0.0%
Navoi Mining & Metallurgical Combinat,
6.95%
,
10/17/31
(a)
........... 200 197,876
Zambia — 0.1%
First Quantum Minerals Ltd.
(a)
6.88%, 10/15/27 ............ 1,012 1,006,626
9.38%, 03/01/29 ............ 1,172 1,240,129
2,246,755
Total Corporate Bonds — 10.3%
(Cost: $468,199,433) ............................. 428,290,158

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation V.I. Fund
20
(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Fixed Rate Loan Interests
United States — 0.1%
(d)
Aspen Owner LLC, 1st Lien Term Loan,
7.27%
,
 02/09/27 ............ USD 4,200 $ 4,180,096
OD Intermediate Subi HoldCo
II LLC, 1st Lien Term Loan,
10.00%
,
 04/01/26 ........... 1,236 1,215,391
5,395,487
Total Fixed Rate Loan Interests — 0.1%
(Cost: $5,435,515) .............................. 5,395,487
Floating Rate Loan Interests
Belgium — 0.0%
Finco Utilitas BV, Facility 1st Lien Term
Loan B, (6-mo. EURIBOR at 0.00%
Floor + 3.75%), 6.91%
,
 09/26/30
(b)
EUR 1,040 1,082,821
Canada — 0.0%
Garda World Security Corp., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.90%
,
 02/01/29
(b)
........... USD 456 456,927
Finland — 0.1%
(b)
Mehilainen Yhtiot Oy, 1st Lien Term
Loan B5B, (1-mo. EURIBOR
at 0.00% Floor + 4.00%),
6.86%
,
 07/23/31 ............ EUR 1,071 1,113,458
Mehilainen Yhtiot Oy, Delayed Draw 1st
Lien Term Loan, 07/04/31
(s)
..... 192 199,236
Mehilainen Yhtiot Oy, Facility 1st
Lien Term Loan B5A, (1-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.86%
,
 08/05/31 ............ 1,235 1,284,219
2,596,913
France — 0.3%
(b)
Groupe Babilou, Facility 1st Lien Term
Loan B4, (6-mo. EURIBOR at 0.00%
Floor + 4.00%), 7.16%
,
 11/18/30 . 2,151 2,167,763
Hestiafloor 2 SASU, Facility 1st Lien
Term Loan B3, 08/27/30
(s)
...... 1,176 1,222,645
HomeVi SAS, 1st Lien Term Loan B,
10/31/29
(s)
................ 2,000 2,066,728
Obol France 3 SAS, Facility 1st Lien
Term Loan B3, 12/29/28
(s)
...... 1,500 1,493,317
Parts Europe SA, Facility 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 3.25%), 6.34%
,
 02/03/31 . 2,411 2,505,128
Ramsay Generale De Sante SA, 1st
Lien Term Loan B4, 08/13/31
(s)
... 1,800 1,872,902
11,328,483
Germany — 0.4%
(b)
Aenova Holding GmbH, Facility
1st Lien Term Loan B, (6-mo.
EURIBOR at 0.00% Floor + 3.75%),
7.14%
,
 08/22/31 ............ 2,264 2,356,555
Apleona Holding GmbH, Facility
1st Lien Term Loan B3, (3-mo.
EURIBOR at 0.00% Floor + 3.75%),
6.81%
,
 04/28/28 ............ 2,400 2,494,929
Security
Par (000)
Par (000) Value
Germany (continued)
IFCO Management GmbH, 1st Lien
Term Loan B, (3-mo. EURIBOR
at 0.00% Floor + 3.50%),
6.70%
,
 11/29/29 ............ EUR 1,000 $ 1,039,196
Mosel Bidco SE, Facility 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 4.25%), 6.97%
,
 09/16/30 . 1,529 1,588,291
Nidda Healthcare Holding GmbH,
1st Lien Term Loan B2, (3-mo.
EURIBOR at 0.00% Floor + 4.00%),
7.01%
,
 02/21/30 ............ 2,879 2,993,175
Speedster Bidco GmbH, 1st Lien Term
Loan B, 10/17/31
(s)
........... 1,740 1,807,336
Tele Columbus AG, Facility 1st Lien
Term Loan B, (6-mo. EURIBOR
at 0.00% Floor + 0.50%),
0.50%
,
 01/01/29 ............ 1,049 887,696
TK Elevator Midco GmbH, Facility
1st Lien Term Loan B2, (6-mo.
EURIBOR at 0.00% Floor + 4.00%),
7.59%
,
 04/30/30 ............ 1,631 1,700,438
14,867,616
Jersey, Channel Islands — 0.1%
Vita Global Finco Ltd., 1st Lien Term
Loan B
(b)(d)
(6-mo. EURIBOR at 0.00% Floor +
7.00%), 9.66%, 07/06/27 .... 2,035 1,670,705
(Sterling Overnight Index Average
at 0.00% Floor + 7.00%),
11.95%, 07/06/27 ......... GBP 1,246 1,240,126
2,910,831
Luxembourg — 0.3%
(b)
AI Sirona Luxembourg Acquisition
SARL, Facility 1st Lien Term Loan
B3, (1-mo. EURIBOR at 0.00% Floor
+ 3.50%), 6.36%
,
 09/29/28 ..... EUR 2,000 2,076,465
Froneri International Ltd., 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 2.50%), 5.56%
,
 09/30/31 . 3,000 3,102,236
Speed Midco 3 SARL, Facility
1st Lien Term Loan B2, (6-mo.
EURIBOR at 0.00% Floor + 4.95%),
8.11%
,
 05/16/29
(d)
........... 6,106 6,317,491
11,496,192
Netherlands — 0.7%
(b)
Bock Capital Bidco BV, 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 6.18%
,
 06/29/28 . 1,459 1,505,569
Cypher Bidco BV, 1st Lien Term Loan
B, (3-mo. EURIBOR at 0.00% Floor
+ 4.50%), 7.59%
,
 12/30/28
(d)
.... 5,188 5,212,308
Median BV, Facility 1st Lien Term Loan
B1, (3-mo. EURIBOR at 0.00% Floor
+ 4.93%), 7.61%
,
 10/14/27 ..... 1,964 2,021,748
Peer Holding III BV, Facility 1st Lien
Term Loan B6, (3-mo. EURIBOR
at 0.00% Floor + 3.25%),
5.93%
,
 07/01/31 ............ 2,200 2,288,441
Pegasus Bidco BV, 1st Lien Term Loan
B, (3-mo. EURIBOR at 0.00% Floor
+ 3.50%), 6.52%
,
 07/12/29 ..... 2,000 2,079,179
Stage Entertainment BV, Facility 1st
Lien Term Loan B3, 06/01/29
(s)
... 2,000 2,072,570

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
21
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Netherlands (continued)
Upfield BV, 1st Lien Term Loan B11,
01/03/28
(s)
................ GBP 2,364 $ 2,945,434
Ziggo BV, Facility 1st Lien Term Loan
H, (1-mo. EURIBOR at 0.00% Floor
+ 3.00%), 5.90%
,
 01/31/29 ..... EUR 9,179 9,395,642
27,520,891
New Zealand — 0.0%
FNZ NZ Finco Ltd., 1st Lien Term
Loan B, (Sterling Overnight Index
Average at 0.00% Floor + 6.00%),
10.95%
,
 11/05/31
(b)(d)
......... GBP 2,000 2,391,129
Norway — 0.0%
Sector Alarm Holding AS, Facility
1st Lien Term Loan B2, (3-mo.
EURIBOR at 0.00% Floor + 4.25%),
7.16%
,
 06/12/29
(b)
........... EUR 1,017 1,059,693
Spain — 0.2%
(b)
Aernnova Aerospace SAU, Facility
1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 4.00%),
7.25%
,
 02/27/30 ............ 2,606 2,661,004
Cervantes Bidco SL, 1st Lien Term
Loan B, 06/13/31
(s)
........... 1,483 1,542,132
Lorca Finco plc, Facility 1st Lien Term
Loan B3, (6-mo. EURIBOR at 0.00%
Floor + 3.50%), 6.15%
,
 03/25/31 . 1,839 1,911,247
PAX HoldCo Spain SL, Facility
1st Lien Term Loan B2, (6-mo.
EURIBOR at 0.00% Floor + 5.00%),
7.64%
,
 12/31/29 ............ 1,617 1,676,153
Promontoria Challenger I SA, 1st Lien
Term Loan, 01/19/25
(d)(s)
....... 431 444,323
8,234,859
Sweden — 0.1%
(b)
IGT Holding IV AB, Facility 1st Lien
Term Loan B4, (3-mo. EURIBOR
at 0.00% Floor + 3.75%),
6.43%
,
 08/29/31 ............ 2,667 2,766,411
Quimper AB, Facility 1st Lien Term
Loan B, 03/29/30
(s)
........... 2,017 2,094,646
4,861,057
United Kingdom — 0.7%
(b)
Bellis Acquisition Co. plc, Facility
1st Lien Term Loan B, (6-mo.
EURIBOR at 0.00% Floor + 4.00%),
7.09%
,
 05/09/31 ............ 1,647 1,662,968
Belron Finance US LLC, 1st Lien Term
Loan, 10/16/31
(s)
............ 1,988 2,065,212
CD&R Firefly Bidco plc, Facility 1st Lien
Term Loan B8, 06/21/28
(s)
...... GBP 2,031 2,536,627
Eagle Bidco Ltd., Facility 1st Lien Term
Loan B, (Sterling Overnight Index
Average at 0.00% Floor + 4.50%),
4.53%
,
 03/13/28 ............ 1,100 1,371,430
Entain Holdings (Gibraltar) Ltd., Facility
1st Lien Term Loan B4, (3-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.93%
,
 06/30/28 ............ EUR 1,546 1,603,932
Security
Par (000)
Par (000) Value
United Kingdom (continued)
INEOS Finance plc, 1st Lien Term
Loan, (1-mo. EURIBOR at 0.00%
Floor + 3.50%), 6.36%
,
 06/23/31 . EUR 2,000 $ 2,071,700
INEOS Quattro Holdings Ltd., Facility
1st Lien Term Loan B, (1-mo.
EURIBOR at 0.00% Floor + 4.50%),
7.36%
,
 04/03/29 ............ 1,940 2,007,517
Magnavale Holdings Ltd., Facility Term
Loan, (3-mo. SONIA at 0.00% Floor
+ 3.75%), 8.67%
,
 04/12/28
(d)
.... GBP 3,756 4,703,020
Market Bidco Ltd., Facility 1st Lien Term
Loan B3, (3-mo. EURIBOR at 0.00%
Floor + 4.50%), 7.52%
,
 11/04/30 . EUR 689 712,049
Market Bidco Ltd., Facility 1st Lien
Term Loan B4, (Sterling Overnight
Index Average at 0.00% Floor +
5.25%), 5.36%
,
 11/04/30 ....... GBP 404 505,833
Mercia, 1st Lien Term Loan A-1, (3-mo.
SONIA at 0.00% Floor + 2.40%),
7.35%
,
 04/08/26
(d)
........... 1,595 1,996,901
Mercia, 1st Lien Term Loan A-2, (3-mo.
SONIA at 0.00% Floor + 2.40%),
7.35%
,
 04/08/26
(d)
........... 4,864 6,088,768
Mercia, 1st Lien Term Loan B-1, (3-mo.
SONIA at 0.00% Floor + 2.40%),
7.58%
,
 04/08/26
(d)
........... 280 350,734
OCS Group Holding Ltd., Facility
1st Lien Term Loan B1, (Sterling
Overnight Index Average at 0.00%
Floor + 5.75%), 5.75%
,
 11/27/31
(d)
1,905 2,360,726
Zegona Holdco Ltd., Facility 1st Lien
Term Loan B, 07/16/29
(s)
....... EUR 831 868,361
30,905,778
United States — 1.5%
Allied Universal Holdco LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
8.21%
,
 05/12/28
(b)
........... USD 683 685,115
Alorica, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 1.00%
Floor + 6.88%), 11.23%
,
 12/21/27
(b)
(d)
...................... 2,534 2,496,199
Altar Bidco, Inc., 2nd Lien Term Loan,
(12-mo. CME Term SOFR at 0.50%
Floor + 5.60%), 10.40%
,
 02/01/30
(b)
3,621 3,490,146
Amentum Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.25%),
6.61%
,
 09/29/31
(b)
........... 1,450 1,443,954
American Auto Auction Group LLC, 1st
Lien Term Loan B, (3-mo. CME Term
SOFR at 0.75% Floor + 4.50%),
9.01%
,
 12/30/27
(b)
........... 383 385,006
Arsenal AIC Parent LLC, 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
7.61%
,
 08/19/30
(b)
........... 157 158,454
Avaya, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 1.00% Floor +
7.50%), 11.86%
,
 08/01/28
(b)
..... 10 8,125

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation V.I. Fund
22
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Bally's Corp., Facility 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
8.14%
,
 10/02/28
(b)
........... USD 1,061 $ 1,000,751
Bausch & Lomb, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
7.69%
,
 05/10/27
(b)
........... 1,134 1,136,861
Belron Finance US LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 2.75%),
7.27%
,
 10/16/31
(b)
........... 1,236 1,245,950
Boost Newco Borrower LLC, 1st Lien
Term Loan B1, (3-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.83%
,
 01/31/31
(b)
........... 1,396 1,402,021
Boxer Parent Co., Inc., 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 4.00%), 7.06%
,
 07/03/31
(b)
EUR 1,496 1,556,773
Caesars Entertainment, Inc., 1st Lien
Term Loan B1, (1-mo. CME Term
SOFR at 0.50% Floor + 2.25%),
6.61%
,
 02/06/31
(b)
........... USD 2,166 2,166,759
Charter Communications Operating
LLC, 1st Lien Term Loan B5, (1-mo.
CME Term SOFR at 0.00% Floor +
2.25%), 6.78%
,
 12/15/31
(b)
..... 230 229,721
Cloud Software Group, Inc., Facility 1st
Lien Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
8.02%
,
 03/30/29
(b)
........... 1,010 1,012,166
Clydesdale Acquisition Holdings,
Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor +
3.18%), 7.75%
,
 04/13/29
(b)
..... 1,375 1,376,655
ConnectWise LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.09%
,
 09/29/28
(b)
984 989,055
CPPIB OVM Member US LLC, 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
7.85%
,
 08/07/31
(b)
........... 1,250 1,257,679
CSC Holdings LLC, 1st Lien Term
Loan B5, (6-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
7.17%
,
 04/15/27
(b)
........... 479 440,966
CVR Energy, Inc., 1st Lien Term Loan
B, 12/30/27
(b)(d)(s)
............ 1,612 1,612,000
Digital Room Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 5.25%),
9.71%
,
 12/21/28
(b)
........... 794 770,034
DIRECTV Financing LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 5.00%),
9.85%
,
 08/02/27
(b)
........... 511 512,060
ECL Entertainment LLC, Facility 1st
Lien Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.86%
,
 08/30/30
(b)
........... 2,756 2,768,279
Security
Par (000)
Par (000) Value
United States (continued)
Emerald Technologies US
AcquisitionCo, Inc., 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.75% Floor + 6.25%),
10.92%
,
 12/29/27
(b)(d)
......... USD 926 $ 722,256
Fertitta Entertainment LLC, 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
7.86%
,
 01/29/29
(b)
........... 1,563 1,567,960
First Brands Group LLC, 1st Lien Term
Loan, (3-mo. EURIBOR at 1.00%
Floor + 5.00%), 8.06%
,
 03/30/27
(b)(d)
EUR 1,587 1,577,895
Galaxy Universal LLC, Term Loan,
(6-mo. CME Term SOFR at 1.00%
Floor + 6.25%), 10.94%
,
 11/12/26
(b)
(d)
...................... USD 4,641 4,624,088
GoTo Group, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at
0.00% Floor + 4.75%),
9.30%, 04/30/28
(b)
......... 124 62,396
Hilton Grand Vacations Borrower
LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor +
2.50%), 6.86%
,
 08/02/28
(b)
..... 282 282,751
Hydrofarm Holdings Group, Inc., 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 5.50%),
10.35%
,
 10/25/28
(b)(d)
......... 582 465,983
Icon Parent, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.52%
,
 11/13/31
(b)
3,216 3,225,037
Indy US Bidco LLC, 1st Lien Term
Loan, (1-mo. EURIBOR at 0.00%
Floor + 4.75%), 7.61%
,
 03/06/28
(b)
EUR 1,995 2,073,299
J&J Ventures Gaming LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 4.00%),
8.47%
,
 04/26/28
(b)
........... USD 890 894,329
Jack Ohio Finance LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 4.75%),
9.22%
,
 10/04/28
(b)
........... 459 459,316
Level 3 Financing, Inc., 1st Lien
Term Loan B1, (1-mo. CME Term
SOFR at 2.00% Floor + 6.56%),
10.92%
,
 04/16/29
(b)
.......... 364 370,810
Maverick Gaming LLC, 1st Lien Term
Loan
(3-mo. CME Term SOFR at
1.00% Floor + 7.50%),
12.11%, 06/05/28
(b)
........ 1,159 859,662
McAfee Corp., 1st Lien Term Loan B1,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 7.80%
,
 03/01/29
(b)
1,878 1,877,823
Medline Borrower LP, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 2.25%),
6.61%
,
 10/23/28
(b)
........... 2,711 2,718,669
Naked Juice LLC, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 6.00%), 10.70%
,
 01/24/30
(b)
119 39,401

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
23
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
NGP XI Midstream Holdings LLC, 1st
Lien Term Loan, (12-mo. CME Term
SOFR at 0.00% Floor + 4.50%),
8.33%
,
 07/25/31
(b)(d)
.......... USD 644 $ 648,830
Preferred SPV Borrower, 1st Lien Term
Loan B, (12-mo. CME Term SOFR +
5.00%), 9.17%
,
 06/30/31
(b)(d)
.... 309 310,182
Quartz Acquireco LLC, 1st Lien
Term Loan B1, (3-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.08%
,
 06/28/30
(b)(d)
.......... 969 974,792
Redstone Holdco 2 LP, 1st Lien Term
Loan
(b)
(3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 9.60%, 04/27/28 2,455 1,449,804
(3-mo. CME Term SOFR at
0.00% Floor + 7.75%),
12.60%, 04/27/29 ......... 1,749 794,806
Solaris Energy Infrastructure LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 1.00% Floor + 6.00%),
10.36%
,
 09/11/29
(b)(d)
......... 4,865 4,865,000
Station Casinos LLC, Facility 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 2.00%),
6.38%
,
 03/14/31
(b)
........... 877 877,005
TransDigm, Inc., 1st Lien Term Loan J,
(3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.83%
,
 02/28/31
(b)
597 597,806
Vaco Holdings LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.60% Floor + 5.00%),
9.48%
,
 01/22/29
(b)
........... 952 878,619
VeriFone Systems, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 4.00%),
8.78%
,
 08/20/25
(b)
........... 1,699 1,587,450
Veritas Corp., 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00%
Floor + 12.50%), 16.93%
,
 06/30/31
(b)
(d)
...................... 710 706,918
Waystar Technologies, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.32%
,
 10/22/29
(b)
........... 37 37,063
Xerox Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor + 4.00%; 3-mo. CME Term
SOFR at 0.50% Floor + 4.00% +
4.00%), 8.36%
,
 11/19/29
(b)
..... 550 548,559
64,243,238
Total Floating Rate Loan Interests — 4.4%
(Cost: $193,052,912) ............................. 183,956,428
Foreign Agency Obligations
Argentina — 0.0%
YPF SA, 9.50%
,
01/17/31
(a)
....... 132 140,172
Chile — 0.0%
Empresa Nacional del Petroleo
(a)
6.15%, 05/10/33 ............ 230 231,941
Security
Par (000)
Par (000) Value
Chile (continued)
5.95%, 07/30/34 ............ USD 200 $ 199,438
431,379
Colombia — 0.0%
Ecopetrol SA
8.88%, 01/13/33 ............ 268 272,076
8.38%, 01/19/36 ............ 282 271,707
543,783
France — 0.1%
Electricite de France SA
(b)(c)(q)
(13-Year GBP Swap Semi +
4.23%), 6.00% ........... GBP 200 249,441
(5-Year EUR Swap Annual +
3.97%), 3.38% ........... EUR 400 386,306
(5-Year EURIBOR ICE Swap Rate
+ 3.28%), 5.63% .......... 200 214,191
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.78%),
7.38% ................. GBP 400 508,952
1,358,890
Hungary — 0.0%
Magyar Export-Import Bank Zrt.,
6.00%
,
05/16/29
(c)
........... EUR 200 223,938
Indonesia — 0.0%
Pertamina Persero PT, 3.65%
,
07/30/29
(c)
................ USD 200 187,500
Ireland — 0.0%
AIB Group plc, (5-Year EUR Swap
Annual + 6.63%), 6.25%
(b)(c)(q)
.... EUR 200 209,180
Kazakhstan — 0.0%
Development Bank of Kazakhstan JSC,
13.49%
,
05/23/28
(a)
.......... KZT 214,000 383,108
Mexico — 0.0%
Petroleos Mexicanos
4.25%, 01/15/25 ............ USD 114 113,738
8.75%, 06/02/29 ............ 249 249,463
5.95%, 01/28/31 ............ 187 157,299
6.70%, 02/16/32 ............ 160 139,700
10.00%, 02/07/33 ........... 117 121,680
781,880
Morocco — 0.0%
OCP SA, 7.50%
,
05/02/54
(a)
....... 298 302,285
Panama — 0.0%
Aeropuerto Internacional de Tocumen
SA, 5.13%
,
08/11/61
(a)
........ 202 145,470
Peru — 0.0%
Corp. Financiera de Desarrollo SA,
4.75%
,
07/15/25
(c)
........... 200 199,284
Saudi Arabia — 0.0%
Saudi Arabian Oil Co., 5.88%
,
07/17/64
(a)
................ 247 229,525
Total Foreign Agency Obligations — 0.1%
(Cost: $5,224,880) .............................. 5,136,394

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation V.I. Fund
24
(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Foreign Government Obligations
Bahrain — 0.0%
Kingdom of Bahrain, 5.45%
,
09/16/32
(c)
USD 341 $ 312,114
Brazil — 0.3%
Federative Republic of Brazil
10.00%, 01/01/25 ........... BRL 16 2,604,233
10.00%, 01/01/27 ........... 52 7,626,542
7.13%, 05/13/54 ............ USD 465 432,217
10,662,992
Chile — 0.0%
Republic of Chile, 4.34%
,
03/07/42 .. 220 185,144
Colombia — 0.4%
Republic of Colombia
4.50%, 01/28/26 ............ 241 237,867
5.75%, 11/03/27 ............ COP 19,602,900 3,991,571
6.00%, 04/28/28 ............ 40,114,500 7,992,096
7.75%, 09/18/30 ............ 12,843,800 2,524,241
8.00%, 04/20/33 ............ USD 312 318,247
8.00%, 11/14/35 ............ 200 201,200
7.75%, 11/07/36 ............ 284 277,195
15,542,417
Costa Rica — 0.0%
Republic of Costa Rica, 7.30%
,
11/13/54
(a)
................ 229 236,786
Czech Republic — 0.2%
Czech Republic
5.00%, 09/30/30 ............ CZK 82,390 3,573,080
4.50%, 11/11/32 ............ 69,140 2,913,388
6,486,468
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95%, 01/25/27
(c)
........... USD 233 231,485
4.50%, 01/30/30
(a)
........... 230 210,565
7.05%, 02/03/31
(a)
........... 355 363,279
4.88%, 09/23/32
(a)
........... 156 138,996
10.75%, 06/01/36
(a)
.......... DOP 65,400 1,152,105
2,096,430
Egypt — 0.1%
Arab Republic of Egypt
24.46%, 10/01/27 ........... EGP 15,239 300,260
5.63%, 04/16/30
(c)
........... EUR 199 179,642
7.63%, 05/29/32
(c)
........... USD 416 364,865
8.50%, 01/31/47
(a)
........... 268 207,783
7.50%, 02/16/61
(a)
........... 303 206,952
1,259,502
Guatemala — 0.0%
Republic of Guatemala
(a)
7.05%, 10/04/32 ............ 200 206,646
6.60%, 06/13/36 ............ 225 222,609
429,255
Hungary — 0.1%
Hungary Government Bond
5.25%, 06/16/29
(a)
........... 200 196,750
5.38%, 09/12/33
(c)
........... EUR 143 160,115
7.00%, 10/24/35 ............ HUF 480,220 1,243,889
5.50%, 03/26/36
(a)
........... USD 200 186,826
1,787,580
Security
Par (000)
Par (000) Value
Indonesia — 0.3%
Republic of Indonesia
7.00%, 05/15/27 ............ IDR 45,510,000 $ 2,826,172
4.65%, 09/20/32 ............ USD 200 190,500
8.25%, 05/15/36 ............ IDR 41,574,000 2,800,014
7.13%, 06/15/38 ............ 100,861,000 6,281,644
12,098,330
Ireland — 0.1%
Republic of Ireland, 2.60%
,
10/18/34
(c)
EUR 4,890 5,046,879
Ivory Coast — 0.0%
Republic of Cote d'Ivoire
(c)
6.38%, 03/03/28 ............ USD 220 218,013
5.88%, 10/17/31 ............ EUR 148 143,533
361,546
Jordan — 0.0%
Hashemite Kingdom of Jordan, 4.95%
,
07/07/25
(c)
................ USD 200 196,626
Kenya — 0.0%
Republic of Kenya, 9.75%
,
02/16/31
(a)
241 238,063
Malaysia — 0.1%
Federation of Malaysia, 4.64%
,
11/07/33 .................. MYR 16,830 3,986,167
Mexico — 0.3%
United Mexican States
7.00%, 09/03/26 ............ MXN 1,052 4,831,559
3.75%, 01/11/28 ............ USD 296 281,663
8.50%, 05/31/29 ............ MXN 162 738,643
2.66%, 05/24/31 ............ USD 423 343,053
7.50%, 05/26/33 ............ MXN 1,298 5,276,568
7.75%, 11/23/34 ............ 244 979,162
6.35%, 02/09/35 ............ USD 200 195,500
12,646,148
Montenegro — 0.0%
Republic of Montenegro, 2.88%
,
12/16/27
(c)
................ EUR 179 176,494
Morocco — 0.0%
Kingdom of Morocco, 5.95%
,
03/08/28
(a)
................ USD 239 240,494
Nigeria — 0.0%
Federal Republic of Nigeria
10.38%, 12/09/34
(a)
.......... 200 203,718
7.63%, 11/28/47
(c)
........... 225 171,214
374,932
North Macedonia — 0.0%
Republic of North Macedonia, 6.96%
,
03/13/27
(c)
................ EUR 196 211,020
Oman — 0.0%
Oman Government Bond, 6.75%
,
01/17/48
(c)
................ USD 300 304,314
Panama — 0.0%
Republic of Panama
7.50%, 03/01/31 ............ 327 331,803
6.40%, 02/14/35 ............ 357 323,867
655,670
Paraguay — 0.0%
Republic of Paraguay
(c)
2.74%, 01/29/33 ............ 200 162,187

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
25
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Paraguay (continued)
5.60%, 03/13/48 ............ USD 210 $ 183,160
345,347
Peru — 0.0%
Republic of Peru
2.78%, 01/23/31 ............ 93 79,457
1.86%, 12/01/32 ............ 298 226,014
305,471
Poland — 0.3%
Republic of Poland
5.75%, 04/25/29 ............ PLN 22,968 5,587,891
4.75%, 07/25/29 ............ 13,012 3,050,741
5.00%, 10/25/34 ............ 7,397 1,673,450
2.00%, 08/25/36 ............ 6,371 1,356,908
5.50%, 04/04/53 ............ USD 154 142,407
11,811,397
Romania — 0.0%
Romania Government Bond
5.25%, 11/25/27
(a)
........... 124 121,169
2.50%, 02/08/30
(c)
........... EUR 269 250,431
2.12%, 07/16/31
(c)
........... 151 128,730
500,330
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
4.50%, 04/17/30
(c)
........... USD 209 202,795
5.00%, 01/18/53
(a)
........... 230 194,555
397,350
Senegal — 0.0%
Republic of Senegal, 6.25%
,
05/23/33
(c)
317 252,411
Serbia — 0.0%
Republic of Serbia
6.50%, 09/26/33
(c)
........... 200 205,500
6.00%, 06/12/34
(a)
........... 221 217,409
422,909
South Africa — 0.4%
Republic of South Africa
8.00%, 01/31/30 ............ ZAR 174,537 8,856,311
7.00%, 02/28/31 ............ 60,298 2,837,795
5.88%, 04/20/32 ............ USD 424 398,047
7.10%, 11/19/36
(a)
........... 200 194,508
9.00%, 01/31/40 ............ ZAR 47,568 2,145,781
8.75%, 01/31/44 ............ 65,489 2,814,190
5.00%, 10/12/46 ............ USD 201 138,195
7.95%, 11/19/54
(a)
........... 220 210,109
17,594,936
Thailand — 0.1%
Kingdom of Thailand, 2.40%
,
03/17/29 THB 179,640 5,328,345
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago, 6.40%
,
06/26/34
(a)
................ USD 266 261,345
Turkey — 0.1%
Republic of Turkiye (The)
37.00%, 02/18/26 ........... TRY 83,297 2,319,595
31.08%, 11/08/28 ........... 24,120 674,191
26.20%, 10/05/33 ........... 72,092 1,981,325
4,975,111
Ukraine — 0.0%
Ukraine Government Bond
(a)(r)
1.75%, 02/01/29 ............ USD 87 60,027
Security
Par (000)
Par (000) Value
Ukraine (continued)
0.00%, 02/01/30 ............ USD 8 $ 4,308
0.00%, 02/01/34 ............ 30 12,265
1.75%, 02/01/34 ............ 58 32,672
0.00%, 02/01/35 ............ 25 14,824
0.00%, 02/01/36 ............ 21 12,249
136,345
Uruguay — 0.0%
Oriental Republic of Uruguay
9.75%, 07/20/33 ............ UYU 13,939 318,949
5.75%, 10/28/34 ............ USD 253 260,513
5.25%, 09/10/60 ............ 245 222,950
802,412
Uzbekistan — 0.0%
Republic of Uzbekistan
(a)
5.38%, 05/29/27 ............ EUR 206 214,273
7.85%, 10/12/28 ............ USD 224 231,700
445,973
Total Foreign Government Obligations — 2.9%
(Cost: $129,091,617) ............................. 119,115,053
Shares
Shares
Investment Companies
iShares 0-5 Year TIPS Bond ETF
(f)
.. 45,255 4,552,653
iShares Biotechnology ETF
(f)(h)
..... 32,000 4,230,720
iShares Broad USD High Yield
Corporate Bond ETF
(f)(h)
....... 130,551 4,802,971
iShares Core S&P Small-Cap ETF
(f)(h)
19,759 2,276,632
iShares iBoxx $ High Yield Corporate
Bond ETF
(f)(h)
............... 67,356 5,297,550
iShares Latin America 40 ETF
(f)(h)
... 52,185 1,091,188
iShares MSCI Brazil ETF
(f)
........ 59,131 1,331,039
iShares MSCI Emerging Markets ETF
(f)
(h)
...................... 12,710 531,532
iShares Russell Mid-Cap Growth ETF
(f)
(h)
...................... 6,034 764,810
SPDR Blackstone Senior Loan ETF
(h)
52,573 2,193,871
SPDR Gold Shares
(j)(l)
........... 174,378 42,222,145
SPDR S&P Homebuilders ETF
(h)
... 19,652 2,053,634
SPDR S&P Regional Banking ETF
(h)
. 26,121 1,576,402
VanEck Semiconductor ETF
(h)
..... 30,867 7,475,062
Total Investment Companies — 1.9%
(Cost: $81,647,110) .............................. 80,400,209
Par (000)
Pa r (000)
Municipal Bonds
(a)
Arizona - 0.0%
Maricopa County Industrial
Development Authority , Series 2024,
RB, 7.38%, 10/01/29 ......... 875 890,667
Texas - 0.1%
Port of Beaumont Navigation
District , Series 2024B, RB,
10.00%, 07/01/26 ........... 2,125 2,169,951
Total Municipal Bonds — 0.1%
(Cost: $3,000,000) .............................. 3,060,618

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation V.I. Fund
26
(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.5%
United States — 0.5%
Federal Home Loan Mortgage Corp.
STACR Trust Variable Rate Notes,
Series 2022-DNA1, Class B1,
(SOFR 30 day Average at 0.00%
Floor + 3.40%), 7.97%, 01/25/42
(a)(b)
USD 482 $ 496,007
J.P. Morgan Mortgage Trust
(a)(b)
Series 2021-INV5, Class A2A,
2.50%, 12/25/51 .......... 3,769 3,015,011
Series 2021-INV7, Class A3A,
2.50%, 02/25/52 .......... 5,091 4,473,677
Series 2021-INV7, Class A4A,
2.50%, 02/25/52 .......... 2,344 1,539,165
MCM Trust
(d)
Series 2018-NPL2,  3.00%,
08/25/28
(a)
.............. 1,606 1,538,788
Series 2021-VFN1,  3.00%,
09/25/31 ............... 2,187 1,354,603
Ready Capital Mortgage Financing
LLC, Series 2022-FL10, Class A,
(1-mo. CME Term SOFR at 2.55%
Floor + 2.55%), 6.89%, 10/25/39
(a)(b)
2,069 2,078,311
TVC DSCR, Series 2021-1, Class A,
2.38%, 02/01/51
(a)(d)
.......... 3,752 3,442,843
TVC Holding, Series 2021-1,  2.38%,
02/01/51
(d)
................ 1,654 1,426,114
19,364,519
Commercial Mortgage-Backed Securities — 1.9%
Bermuda — 0.1%
RIAL Issuer Ltd., Series 2022-FL8,
Class A, (1-mo. CME Term SOFR
at 2.25% Floor + 2.25%), 6.65%,
01/19/37
(a)(b)
............... 995 1,001,516
Cayman Islands — 0.0%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10, Class
F, (1-mo. CME Term SOFR at 3.37%
Floor + 3.37%), 7.77%, 12/15/34
(a)(b)
926 892,699
United States — 1.8%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class D, 4.14%,
08/10/35
(a)(b)
............... 1,182 1,141,898
Alen Mortgage Trust, Series 2021-
ACEN, Class D, (1-mo. CME Term
SOFR at 3.10% Floor + 3.21%),
7.61%, 04/15/34
(a)(b)
.......... 658 430,003
Arbor Multifamily Mortgage Securities
Trust, Series 2020-MF1, Class E,
1.75%, 05/15/53
(a)
........... 428 322,914
BAMLL Commercial Mortgage
Securities Trust, Series 2015-200P,
Class D, 3.60%, 04/14/33
(a)(b)
.... 255 251,461
Bayview Commercial Asset Trust
(a)(b)
Series 2005-3A, Class M6, (1-mo.
CME Term SOFR at 0.00% Floor
+ 1.16%), 5.50%, 11/25/35 ... 83 83,887
Series 2006-3A, Class M1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.62%), 4.96%, 10/25/36 ... 86 81,577
Security
Par (000)
Par (000) Value
United States (continued)
BHMS
(a)(b)
Series 2018-ATLS, Class A, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.55%), 5.94%, 07/15/35 ... USD 1,722 $ 1,719,732
Series 2018-ATLS, Class C, (1-mo.
CME Term SOFR at 2.15% Floor
+ 2.20%), 6.59%, 07/15/35 ... 653 648,831
BMP, Series 2024-MF23, Class E,
(1-mo. CME Term SOFR at 3.39%
Floor + 3.39%), 7.79%, 06/15/41
(a)(b)
602 596,766
BWAY Mortgage Trust, Series 2013-
1515, Class D, 3.63%, 03/10/33
(a)
. 1,000 884,539
BX Commercial Mortgage Trust
(a)(b)
Series 2021-NWM, Class A, (1-mo.
CME Term SOFR at 0.91% Floor
+ 1.02%), 5.42%, 02/15/33 ... 4,847 4,797,978
Series 2021-NWM, Class B, (1-mo.
CME Term SOFR at 2.15% Floor
+ 2.26%), 6.66%, 02/15/33 ... 2,843 2,822,444
Series 2021-NWM, Class C, (1-mo.
CME Term SOFR at 4.25% Floor
+ 4.36%), 8.76%, 02/15/33 ... 1,877 1,875,350
Series 2021-SOAR, Class G, (1-mo.
CME Term SOFR at 2.80% Floor
+ 2.91%), 7.31%, 06/15/38 ... 2,054 2,038,725
Series 2021-VINO, Class F, (1-mo.
CME Term SOFR at 2.92% Floor
+ 2.92%), 7.31%, 05/15/38 ... 1,472 1,466,580
Series 2021-XL2, Class A, (1-mo.
CME Term SOFR at 0.69% Floor
+ 0.80%), 5.20%, 10/15/38 ... 318 317,878
Series 2021-XL2, Class F, (1-mo.
CME Term SOFR at 2.24% Floor
+ 2.36%), 6.76%, 10/15/38 ... 2,549 2,542,998
Series 2024-KING, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.94%, 05/15/34 ... 770 770,346
Series 2024-XL5, Class A, (1-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 5.79%, 03/15/41 ... 1,378 1,383,362
BX Trust
(a)(b)
Series 2019-OC11, Class E, 3.94%,
12/09/41 ............... 3,052 2,716,297
Series 2021-MFM1, Class E, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.36%), 6.76%, 01/15/34 ... 577 573,078
Series 2021-MFM1, Class F, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.11%), 7.51%, 01/15/34 ... 898 890,537
Series 2024-CNYN, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.84%, 04/15/41 ... 1,424 1,427,347
Series 2024-VLT4, Class E, (1-mo.
CME Term SOFR at 2.89% Floor
+ 2.89%), 7.29%, 07/15/29 ... 658 660,879
Series 2024-VLT4, Class F, (1-mo.
CME Term SOFR at 3.94% Floor
+ 3.94%), 8.33%, 07/15/29 ... 1,645 1,644,223
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class E, (1-mo.
CME Term SOFR at 2.15% Floor +
2.45%), 6.85%, 12/15/37
(a)(b)
.... 335 335,429
CFSP Mortgage Trust, Series 2024-
AHP1, Class A, 6.50%, 04/15/37 . 1,640 1,573,871

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
27
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Commercial Mortgage Trust, Series
2024-WCL1, Class E, (1-mo. CME
Term SOFR at 4.49% Floor +
4.49%), 8.88%, 06/15/41
(a)(b)
.... USD 780 $ 780,767
CONE Trust, Series 2024-DFW1,
Class E, (1-mo. CME Term SOFR
at 3.89% Floor + 3.89%), 8.29%,
08/15/41
(a)(b)
............... 760 759,050
Credit Suisse Mortgage Capital
Certificates, Series 2020-NET, Class
A, 2.26%, 08/15/37
(a)
......... 546 531,681
CSAIL Commercial Mortgage Trust,
Series 2016-C5, Class C, 4.63%,
11/15/48
(b)
................ 166 157,499
CSMC Trust
(a)(b)
Series 2020-FACT, Class E, (1-mo.
CME Term SOFR at 4.86% Floor
+ 5.48%), 9.87%, 10/15/37 ... 238 222,017
Series 2022-LION, Class A, (1-mo.
CME Term SOFR at 3.59% Floor
+ 3.44%), 7.84%, 02/15/25
(d)
.. 2,798 2,743,064
DBGS Mortgage Trust
(a)(b)
Series 2018-BIOD, Class A, (1-mo.
CME Term SOFR at 0.80% Floor
+ 1.10%), 5.50%, 05/15/35 ... 94 93,873
Series 2018-BIOD, Class D, (1-mo.
CME Term SOFR at 1.30% Floor
+ 1.60%), 5.99%, 05/15/35 ... 394 388,688
Series 2018-BIOD, Class F, (1-mo.
CME Term SOFR at 2.00% Floor
+ 2.30%), 6.69%, 05/15/35 ... 1,411 1,397,058
ELM Trust, Series 2024-ELM, Class
E10, 7.79%, 06/10/39
(a)(b)
...... 1,467 1,478,156
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class F, (1-mo.
CME Term SOFR at 2.67% Floor +
2.78%), 7.18%, 11/15/38
(a)(b)
.... 1,459 1,458,661
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.36%), 6.76%, 07/15/38 ... 2,772 2,778,778
Series 2021-ESH, Class E, (1-mo.
CME Term SOFR at 2.85% Floor
+ 2.96%), 7.36%, 07/15/38 ... 1,769 1,777,471
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2021-DM, Class E, (1-mo.
CME Term SOFR at 2.94% Floor
+ 3.05%), 7.45%, 11/15/36 ... 1,892 1,894,609
Series 2021-IP, Class A, (1-mo.
CME Term SOFR at 0.95% Floor
+ 1.06%), 5.46%, 10/15/36 ... 357 354,524
Series 2021-ROSS, Class A, (1-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 5.81%, 05/15/26 ... 381 360,604
Series 2022-ECI, Class A, (1-mo.
CME Term SOFR at 2.20% Floor
+ 2.19%), 6.59%, 08/15/39 ... 324 324,539
GS Mortgage Securities Trust, Series
2020-GC47, Class AS, 2.73%,
05/12/53 ................. 1,202 1,020,955
HILT Commercial Mortgage Trust
(a)(b)
Series 2024-ORL, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.94%, 05/15/37 ... 1,317 1,317,412
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-ORL, Class D, (1-mo.
CME Term SOFR at 3.19% Floor
+ 3.19%), 7.59%, 05/15/37 ... USD 1,451 $ 1,439,673
Hudson Yards Mortgage Trust, Series
2016-10HY, Class E, 2.98%,
08/10/38
(a)(b)
............... 315 293,008
Independence Plaza Trust, Series
2018-INDP, Class B, 3.91%,
07/10/35
(a)
................ 528 514,471
J.P. Morgan Chase Commercial
Mortgage Securities Trust
(a)(b)
Series 2018-WPT, Class DFL, (1-
mo. CME Term SOFR at 2.25%
Floor + 2.49%), 7.01%, 07/05/33 438 294,905
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.45% Floor
+ 2.81%), 7.21%, 04/15/38 ... 1,839 1,841,299
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR at 2.95% Floor
+ 3.31%), 7.71%, 04/15/38 ... 866 867,082
Series 2022-OPO, Class C, 3.45%,
01/05/39 ............... 700 613,349
JW Commercial Mortgage Trust, Series
2024-MRCO, Class D, (1-mo.
CME Term SOFR at 3.19% Floor +
3.19%), 7.59%, 06/15/39
(a)(b)
.... 540 541,651
LBA Trust, Series 2024-BOLT, Class F,
(1-mo. CME Term SOFR at 4.44%
Floor + 4.44%), 8.83%, 06/15/39
(a)(b)
239 238,661
MCR Mortgage Trust, Series 2024-
TWA, Class E, 8.73%, 06/12/39
(a)
. 691 696,575
MHC Commercial Mortgage Trust
(a)(b)
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.10% Floor
+ 2.22%), 6.61%, 04/15/38 ... 2,038 2,039,437
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR at 2.60% Floor
+ 2.72%), 7.11%, 04/15/38 ... 233 233,478
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class G, (1-mo.
CME Term SOFR at 2.75% Floor +
2.86%), 7.26%, 07/15/38
(a)(b)
.... 870 866,426
Morgan Stanley Capital I Trust,
Series 2018-MP, Class A, 4.28%,
07/11/40
(a)(b)
............... 552 498,202
PKHL Commercial Mortgage Trust,
Series 2021-MF, Class F, (1-mo.
CME Term SOFR at 3.35% Floor +
3.46%), 7.86%, 07/15/38
(a)(b)
.... 204 117,720
SREIT Trust
(a)(b)
Series 2021-MFP, Class A, (1-mo.
CME Term SOFR at 0.73% Floor
+ 0.85%), 5.24%, 11/15/38 ... 368 368,056
Series 2021-MFP, Class F, (1-mo.
CME Term SOFR at 2.63% Floor
+ 2.74%), 7.14%, 11/15/38 ... 2,082 2,086,688
Series 2021-MFP2, Class F, (1-mo.
CME Term SOFR at 2.62% Floor
+ 2.73%), 7.13%, 11/15/36 ... 524 524,574
STWD Trust, Series 2021-FLWR,
Class E, (1-mo. CME Term SOFR
at 1.92% Floor + 2.04%), 6.44%,
07/15/36
(a)(b)
............... 724 722,670
UBS Commercial Mortgage Trust,
Series 2019-C17, Class A4, 2.92%,
10/15/52 ................. 321 287,320

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation V.I. Fund
28
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
VEGAS
(a)(b)
Series 2024-GCS, Class C, 6.22%,
07/10/36 ............... USD 1,570 $ 1,505,486
Series 2024-GCS, Class D, 6.22%,
07/10/36 ............... 1,770 1,613,889
VNDO Trust, Series 2016-350P, Class
D, 3.90%, 01/10/35
(a)(b)
........ 583 553,616
Wells Fargo Commercial Mortgage
Trust
(b)
Series 2015-C28, Class AS, 3.87%,
05/15/48 ............... 886 879,015
Series 2018-1745, Class A, 3.75%,
06/15/36
(a)
.............. 375 334,204
Series 2024-1CHI, Class A, 5.31%,
07/15/35
(a)
.............. 669 670,576
74,480,367
Interest Only Commercial Mortgage-Backed Securities — 0.0%
United States — 0.0%
(b)
Benchmark Mortgage Trust, Series
2021-B23, Class XA, 1.26%,
02/15/54 ................. 14,022 733,286
GS Mortgage Securities Trust, Series
2020-GSA2, Class XA, 1.70%,
12/12/53
(a)
................ 1,461 105,969
Wells Fargo Commercial Mortgage
Trust
Series 2020-C58, Class XA, 1.80%,
07/15/53 ............... 7,825 606,314
Series 2021-C59, Class XA, 1.50%,
04/15/54 ............... 6,318 420,148
1,865,717
Total Non-Agency Mortgage-Backed Securities — 2.4%
(Cost: $102,849,936) ............................. 97,604,818
Preferred Securities
Capital Trusts — 0.0%
United States — 0.0%
USB Capital IX , (3-mo. CME Term
SOFR at 3.50% Floor + 1.28%),
5.94%
(b)(q)
................. 900 776,380
Total Capital Trusts — 0.0%
(Cost: $833,832) ................................ 776,380
Shares
Shares
Preferred Stocks — 2.7%
Brazil — 0.2%
Banco Bradesco SA (Preference) ... 523,882 985,910
Cia Energetica de Minas Gerais
(Preference) ............... 619,040 1,100,327
Gerdau SA (Preference) ......... 236,849 693,934
Itau Unibanco Holding SA (Preference) 266,424 1,320,125
Neon Payments Ltd.
(d)(g)
......... 10,763 4,390,874
Petroleo Brasileiro SA (Preference) .. 230,322 1,364,870
9,856,040
Security
Shares
Shares Value
China — 0.4%
ByteDance Ltd., Series E-1, (Acquired
11/11/20, cost $9,000,423)
(d)(g)(i)
.. 82,140 $ 14,842,698
Germany — 0.0%
Henkel AG & Co. KGaA (Preference) 17,739 1,556,358
Volocopter GmbH, (Acquired 03/03/21,
cost $7,547,351)
(d)(g)(i)
......... 1,420 —
1,556,358
India — 0.0%
Think & Learn Pvt Ltd., Series
F, (Acquired 12/11/20, cost
$4,447,311)
(d)(g)(i)
............ 1,380 —
Israel — 0.1%
(d)(g)(i)
Deep Instinct Ltd., Series D-2,
(Acquired 03/19/21, cost
$3,888,688) ............... 639,810 2,763,979
Deep Instinct Ltd., Series D-4,
(Acquired 09/20/22, cost
$2,474,803) ............... 351,019 1,744,565
4,508,544
Sweden — 0.0%
Volta Greentech AB, Series C,
(Acquired 02/22/22, cost $804,100)
(d)
(g)(i)
...................... 6,817 —
United Kingdom — 0.1%
10x Future Technologies Services Ltd.,
Series D, (Acquired 12/19/23, cost
$6,197,921)
(d)(g)(i)
............ 163,645 2,571,083
United States — 1.9%
Anduril Industries, Inc., Series F
(d)(g)
.. 79,095 1,831,840
Breeze Aviation Group, Inc., Series
B, (Acquired 01/26/24, cost
$2,232,275)
(d)(g)(i)
............ 4,133 711,661
Bright Machines, Inc., Series C
(d)(g)
.. 238,542 827,741
Bright Machines, Inc., Series C-1
(d)(g)
. 496,892 1,182,603
Caresyntax, Inc., Series C-2
(d)(g)
.... 16,777 478,815
Caresyntax, Inc., Series C-3
(d)(g)
.... 2,170 47,393
CW Opportunity 2 LP
(d)(g)
......... 2,520,000 3,200,400
Databricks, Inc., Series F, (Acquired
10/22/19, cost $3,030,010)
(d)(g)(i)
.. 211,650 19,425,237
Databricks, Inc., Series G, (Acquired
02/01/21, cost $3,419,476)
(d)(g)(i)
.. 57,837 5,308,280
Davidson Homes, Inc., 12.00%
(d)(g)
.. 4,221 3,847,948
Dream Finders Homes, Inc.
(Preference), 9.00%
(d)(q)
....... 8,429 8,376,319
Exo Imaging, Inc., (Acquired 06/24/21,
cost $2,122,371)
(d)(g)(i)
......... 362,303 21,738
GM Cruise Holdings LLC, Series G,
Class G, (Acquired 03/25/21, cost
$2,563,091)
(d)(g)(i)
............ 97,271 97,271
Insightful Corp., Series D
(d)(g)
...... 1,558,289 412,167
JumpCloud, Inc., Series E-1, (Acquired
10/30/20, cost $3,136,443)
(d)(g)(i)
.. 1,719,824 3,783,613
JumpCloud, Inc., Series F, (Acquired
09/03/21, cost $677,436)
(d)(g)(i)
... 113,119 248,862
Lessen Holdings, Inc., Series B
(d)(g)
.. 252,164 985,961
Loadsmart, Inc., Series C, (Acquired
10/05/20, cost $2,878,751)
(d)(g)(i)
.. 336,696 2,340,037
Loadsmart, Inc., Series D, (Acquired
01/27/22, cost $596,540)
(d)(g)(i)
... 29,827 311,096
Lookout, Inc., Series F, (Acquired
10/22/14, cost $ 7,673,753)
(d)(g)(i)
.. 671,775 1,269,655
MNTN Digital, Series D, (Acquired
11/05/21, cost $1,673,918)
(d)(g)(i)
.. 72,889 1,159,664

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
29
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Mythic AI, Inc., Series C, (Acquired
01/26/21, cost $1,646,873)
(d)(g)(i)
.. 2,397 $ —
Noodle Partners, Inc., Series
C, (Acquired 08/26/21, cost
$2,167,122)
(d)(g)(i)
............ 242,823 517,213
PsiQuantum Corp., Series D, (Acquired
05/21/21, cost $1,355,632)
(d)(g)(i)
.. 51,690 1,970,423
RapidSOS, Inc., Series C-1
(d)(g)
..... 1,308,937 1,322,026
Relativity Space, Inc., Series
E, (Acquired 05/27/21, cost
$2,333,656)
(d)(g)(i)
............ 102,196 89,933
SambaNova Systems, Inc., Series
C, (Acquired 02/19/20, cost
$3,134,750)
(d)(g)(i)
............ 58,878 3,282,448
SambaNova Systems, Inc., Series
D, (Acquired 04/09/21, cost
$1,780,353)
(d)(g)(i)
............ 18,737 1,198,606
Snorkel AI, Inc., Series C, (Acquired
06/30/21, cost $839,659)
(d)(g)(i)
... 55,904 562,953
Source Global PBC, Series C-1,
(Acquired 05/07/20 , cost
$2,397,628)
(d)(g)(i)
............ 152,099 725,512
Source Global PBC, Series D,
(Acquired 07/05/22, cost $449,221)
(d)
(g)(i)
...................... 10,967 99,251
Source Global PBC, Series D-2,
(Acquired 05/16/24, cost $0)
(d)(g)(i)
. 7,793 21,976
Source Global PBC, Series D-3,
(Acquired 05/15/24, cost $414,491)
(d)
(g)(i)
...................... 11,384 91,528
Ursa Major Technologies, Inc., Series
C, (Acquired 09/13/21, cost
$2,149,052)
(d)(g)(i)
............ 360,289 1,016,015
Ursa Major Technologies, Inc., Series
D, (Acquired 10/14/22, cost
$292,529)
(d)(g)(i)
.............. 44,138 130,207
Verge Genomics, Series B, (Acquired
11/05/21, cost $2,013,552)
(d)(g)(i)
.. 378,004 2,449,466
Verge Genomics, Series C, (Acquired
09/06/23, cost $321,734)
(d)(g)(i)
... 44,740 322,575
Veritas, Inc.
(d)(g)
............... 9,276 185,517
Wells Fargo & Co., Series L, 7.50%
(p)(q)
1,367 1,632,622
XAI Corp., (Acquired 11/27/24, cost
$6,332,885)
(d)(g)(i)
............ 292,512 6,332,885
77,819,457
Total Preferred Stocks — 2.7%
(Cost: $131,716,373) ............................. 111,154,180
Trust Preferreds — 0.1%
United States — 0.1%
Citigroup Capital XIII , (3-mo. CME Term
SOFR + 6.63%), 11.22%, 10/30/40
(b)
110,488 3,311,325
Total Trust Preferreds — 0.1%
(Cost: $3,055,235) .............................. 3,311,325
Total Preferred Securities — 2.8%
(Cost: $135,605,440) ............................. 115,241,885
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Securities
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates Variable Rate Notes
(b)
Series KL06, Class XFX,
1.36% ,  12/25/29 ........ USD 2,207 $ 96,866
Series KW09, Class X1,
0.80% ,  05/25/29 ........ 14,761 383,373
480,239
Total U.S. Government Sponsored Agency Securities
—
0.0%
(Cost: $535,385) ................................ 480,239
U.S. Treasury Obligations
U.S. Treasury Notes
4.00%, 12/15/25
(t)
........... 32,462 32,407,064
4.63%, 09/30/28
(t)
........... 16,622 16,777,424
Total U.S. Treasury Obligations — 1.2%
(Cost: $48,886,559) .............................. 49,184,488
Shares
Shares
Warrants
Brazil — 0.0%
Lavoro Ltd. ( Issued/Exercisable
12/27/22, 1 Share for 1 Warrant,
Expires 12/27/27, Strike Price USD
11.50)
(g)
.................. 21,152 2,762
France — 0.0%
Atos SE (1 Share for 1 Warrant, Expires
12/17/27) ................. 11,374,271 22,386
Israel — 0.0%
(g)
Deep Instinct Ltd., (Acquired 09/20/22,
cost $0) (Issued/Exercisable
09/20/22, 1 Share for 1 Warrant,
Expires 09/20/32)
(d)(i)
......... 24,748 2,227
Innovid Corp., Class A (Issued/
Exercisable 01/28/21, 1 Share for
1 Warrant, Expires 11/30/26, Strike
Price USD 11.50) ............ 10,869 1,195
3,422
United Kingdom — 0.0%
10x Future Technologies Services
Ltd., (Acquired 12/19/23, cost $0)
(Issued/Exercisable 12/19/23,
1 Share for 1 Warrant, Expires
11/17/30 , Strike Price GBP 0.01)
(d)(g)
(i)
....................... 197,161 187,587
United States — 0.1%
(g)
Crown PropTech Acquisitions (Issued/
Exercisable 02/05/21, 1 Share for
1 Warrant, Expires 02/01/26, Strike
Price USD 11.50)
(d)
.......... 90,780 3,758
Crown PropTech Acquisitions (Issued/
Exercisable 01/25/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50)
(d)
.......... 42,220 1

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation V.I. Fund
30
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Davidson Homes, Inc. (Issued/
Exercisable 05/16/24, 1 Share for
1 Warrant, Expires 05/16/34, Strike
Price USD 8.47)
(d)
........... 29,296 $ 239,348
EVgo, Inc. (Issued/Exercisable
11/10/20, 1 Share for 1 Warrant,
Expires 07/01/26, Strike Price USD
11.50) ................... 38,021 20,531
Flagstar Financial, Inc., (Acquired
03/11/24, cost $0) (Issued/
Exercisable 03/11/24, 1 Share for
1 Warrant, Expires 03/11/31, Strike
Price USD 2.50)
(i)
............ 441 769,104
Hippo Holdings, Inc. (Issued/
Exercisable 01/04/21, 1 Share for
1 Warrant, Expires 08/02/26, Strike
Price USD 11.50) ............ 28,141 197
Insight M, Inc. (Issued/Exercisable
01/31/24, 1 Share for 1 Warrant, ,
Strike Price USD 0.34)
(d)
....... 1,614,658 117,063
Latch, Inc. (Issued/Exercisable
12/29/20, 1 Share for 1 Warrant,
Expires 06/04/26, Strike Price USD
11.50)
(d)
.................. 28,921 —
Lightning eMotors, Inc. ( Issued/
Exercisable 05/06/21, 1 Share for
1 Warrant, Expires 12/15/25, Strike
Price USD 11.50) ............ 76,842 —
Offerpad Solutions, Inc. (Issued/
Exercisable 10/13/20, 1 Share for
1 Warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 50,071 401
Palladyne AI Corp. (Issued/Exercisable
12/21/20, 1 Share for 1 Warrant,
Expires 09/24/26, Strike Price USD
11.50) ................... 59,602 44,999
Palladyne AI Corp. (Issued/Exercisable
01/15/21, 1 Share for 1 Warrant,
Expires 06/15/27, Strike Price USD
11.50) ................... 30,984 23,393
RapidSOS, Inc. (Issued/Exercisable
12/13/23, 1 Share for 1 Warrant,
Expires 12/13/33, Strike Price USD
0.01)
(d)
................... 725,761 725,761
Volato Group, Inc., (Acquired 12/03/23,
cost $51,838) (Issued/Exercisable
12/04/23, 1 Share for 1 Warrant,
Expires 12/03/28, Strike Price USD
11.50)
(i)
.................. 51,838 778
1,945,334
Total Warrants — 0.1%
(Cost: $613,945) ................................ 2,161,491
Total Long-Term Investments — 94.8%
(Cost: $3,750,056,832) ........................... 3,923,482,733
Security
Par (000)
Pa r (000) Value
Short-Term Securities
Foreign Government Obligations — 0.1%
Brazil — 0.0%
Letras do Tesouro Nacional Treasury
Bills, 13.80%
,
01/01/26
(u)
....... BRL 8 $ 1,164,138
Egypt — 0.1%
Arab Republic of Egypt Treasury Bills
(u)
23.51%, 02/18/25 ........... EGP 71,725 1,353,541
31.07%, 03/18/25 ........... 91,350 1,701,547
3,055,088
Total Foreign Government Obligations — 0.1%
(Cost: $4,335,908) .............................. 4,219,226
Shares
Shares
Money Market Funds — 4.3%
(f)(v)
BlackRock Cash Funds: Institutional,
SL Agency Shares, 4.63%
(w)
.... 60,015,895 60,045,903
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 4.36% ...... 119,514,327 119,514,327
Total Money Market Funds — 4.3%
(Cost: $ 179,560,230) ............................. 179,560,230
Total Short-Term Securities — 4.4%
(Cost: $183,896,138) ............................. 183,779,456
Total Options Purchased — 0.2%
(Cost: $20,618,316 ) .............................. 9,810,377
Total Investments Before Options Written — 99.4%
(Cost: $3,954,571,286) ........................... 4,117,072,566
Total Options Written — (0.2)%
(Premiums Received — $(9,179,432)) ................. (10,228,475)
Total Investments Net of Options Written — 99.2%
(Cost: $3,945,391,854) ........................... 4,106,844,091
Other Assets Less Liabilities — 0.8% ................... 31,724,906
Net Assets — 100.0% .............................. $ 4,138,568,997
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Zero-coupon bond.
(f)
Affiliate of the Fund.

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
31
(g)
Non-income producing security.
(h)
All or a portion of this security is on loan.
(i)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $123,746,794, representing 2.99% of its net assets as of period end, and an original cost of $138,298,148.
(j)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
(k)
Investment does not issue shares.
(l)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(m)
Rounds to less than 1,000.
(n)
Issuer filed for bankruptcy and/or is in default.
(o)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(p)
Convertible security.
(q)
Perpetual security with no stated maturity date.
(r)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(s)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(t)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(u)
Rates are discount rates or a range of discount rates as of period end.
(v)
Annualized 7-day yield as of period end.
(w)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation V.I. Fund
32
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
Par/Shares
Held at
12/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 60,028,146
(a)
$ — $ 17,757 $ — $ 60,045,903 60,015,895 $ 330,744
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 343,903,917 — (224,389,590)
(a)
— — 119,514,327 119,514,327 12,344,389 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 92,083,676 — (92,069,390)
(a)
(14,936) 650 — — — —
Bio City Development Co. BV,
8.00%, 07/06/24
(c)
...... 909,500 — (877,387) (20,522,613) 20,490,500 — — — —
iShares 0-5 Year TIPS Bond
ETF ................ 4,461,690 — — — 90,963 4,552,653 45,255 119,108 —
iShares Biotechnology ETF .. — 4,578,701 — — (347,981) 4,230,720 32,000 8,411 —
iShares Broad USD High Yield
Corporate Bond ETF .... — 16,386,583 (11,586,993) 49,075 (45,694) 4,802,971 130,551 206,012 —
iShares Core S&P Small-Cap
ETF ................ — 2,297,194 — — (20,562) 2,276,632 19,759 32,650 —
iShares iBoxx $ High Yield
Corporate Bond ETF .... — 33,975,122 (28,545,724) 29,098 (160,946) 5,297,550 67,356 113,326 —
iShares iBoxx $ Investment
Grade Corporate Bond
ETF
(c)
.............. 3,144,736 — (3,206,030) 104,495 (43,201) — — 90,525 —
iShares J.P. Morgan USD
Emerging Markets Bond
ETF
(c)
.............. 2,602,779 — (2,717,265) 121,804 (7,318) — — 98,422 —
iShares Latin America 40 ETF 2,527,493 — (854,251) (15,568) (566,486) 1,091,188 52,185 104,233 —
iShares MSCI Brazil ETF ... 3,445,343 — (1,111,842) (484,707) (517,755) 1,331,039 59,131 154,680 —
iShares MSCI Emerging
Markets ETF .......... 511,069 — — — 20,463 531,532 12,710 12,929 —
iShares Russell Mid-Cap
Growth ETF .......... 1,260,623 — (638,799) 63,445 79,541 764,810 6,034 4,412 —
Quintis Australia Pty. Ltd.,
12.00%, 10/01/28 ...... 2 1,296,782 — — (1,296,782) 2 14,448,961 — —
Quintis Australia Pty. Ltd.,
7.50%, 10/01/26 ....... 9,890,344 — — — (7,831,874) 2,058,470 16,144,865 — —
Quintis HoldCo Pty. Ltd. .... 52 — — — (5) 47 7,642,509 — —
$ (20,652,150) $ 9,843,513 $ 206,497,844 $ 13,619,841 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
33
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
IFSC NIFTY 50 Index ....................................................... 414 01/30/25 $ 19,640 $ (169,543)
Euro-Bobl ............................................................... 1,582 03/06/25 193,139 (2,562,174)
Euro-BTP ............................................................... 73 03/06/25 9,073 (184,863)
Euro-Bund .............................................................. 997 03/06/25 137,809 (2,723,147)
Euro-OAT ............................................................... 190 03/06/25 24,287 (496,684)
Euro-Schatz ............................................................. 179 03/06/25 19,837 (86,566)
OSE Nikkei 225 Index ....................................................... 320 03/13/25 80,153 431,906
Australia 10-Year Bond ...................................................... 1,097 03/17/25 76,641 (1,087,432)
U.S. Treasury Long Bond ..................................................... 274 03/20/25 31,193 (741,753)
U.S. Treasury Ultra Bond ..................................................... 336 03/20/25 39,953 (1,062,899)
EURO STOXX Bank Index .................................................... 499 03/21/25 3,766 (51,232)
MSCI Emerging Markets Index ................................................. 91 03/21/25 4,886 (185,318)
Russell 2000 E-Mini Index .................................................... 180 03/21/25 20,248 (1,119,114)
Long Gilt ................................................................ 151 03/27/25 17,469 (508,223)
U.S. Treasury 5-Year Note .................................................... 1,811 03/31/25 192,518 (848,274)
(11,395,316)
Short Contracts
Euro-Buxl ............................................................... 21 03/06/25 2,886 189,427
Japan 10-Year Bond ........................................................ 18 03/13/25 16,233 42,644
S&P/TSX 60 Index ......................................................... 4 03/20/25 827 20,707
U.S. Treasury 10-Year Note ................................................... 2,130 03/20/25 231,638 2,344,461
U.S. Treasury 10-Year Ultra Note ............................................... 3,768 03/20/25 419,426 6,169,194
EURO STOXX 50 Index ..................................................... 190 03/21/25 9,610 168,536
FTSE 100 Index ........................................................... 49 03/21/25 5,011 43,487
Nasdaq-100 E-Mini Index ..................................................... 301 03/21/25 127,784 5,200,017
S&P 500 E-Mini Index ....................................................... 252 03/21/25 74,790 1,730,482
U.S. Treasury 2-Year Note .................................................... 811 03/31/25 166,749 (154,398)
15,754,557
$ 4,359,241
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 1,262,000 ZAR 23,721,309 Goldman Sachs International 01/02/25 $ 4,992
USD 596,000 BRL 3,613,449 BNP Paribas SA 01/03/25 11,096
USD 1,788,000 BRL 10,602,840 Morgan Stanley & Co. International plc 01/03/25 71,733
USD 2,030,099 EUR 1,853,135 Bank of New York Mellon 01/16/25 109,514
USD 19,565,066 BRL 114,201,291 Goldman Sachs International 01/21/25 1,143,877
USD 2,664,027 COP 11,621,581,058 JPMorgan Chase Bank NA 01/21/25 32,855
USD 6,986,116 CZK 166,897,058 Barclays Bank plc 01/21/25 123,861
USD 1,281,529 HUF 493,229,880 Toronto Dominion Bank 01/21/25 40,902
USD 6,447,720 IDR 102,499,409,929 Morgan Stanley & Co. International plc 01/21/25 120,329
USD 4,429,831 MXN 90,988,734 Barclays Bank plc 01/21/25 80,667
USD 7,249,007 MXN 148,908,530 Goldman Sachs International 01/21/25 131,339
USD 789,055 MXN 16,214,424 State Street Bank and Trust Co. 01/21/25 14,023
USD 4,062,599 MYR 17,933,938 Barclays Bank plc 01/21/25 58,222
USD 21,145 PEN 79,039 Barclays Bank plc 01/21/25 123
USD 3,985,264 PLN 16,267,768 Barclays Bank plc 01/21/25 48,953
USD 8,811,621 PLN 35,958,458 State Street Bank and Trust Co. 01/21/25 110,755
USD 421,829 UYU 18,247,458 HSBC Bank plc 01/21/25 3,932
USD 10,589,709 ZAR 192,397,006 Goldman Sachs International 01/21/25 412,094
USD 7,119,735 ZAR 129,314,487 State Street Bank and Trust Co. 01/21/25 279,124
COP 10,844,455,500 USD 2,445,750 Citibank NA 01/23/25 8,773
COP 27,907,323,549 USD 6,269,477 Societe Generale SA 01/23/25 47,039

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation V.I. Fund
34
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
GBP 862,474 EUR 1,037,668 Goldman Sachs International 01/23/25 $ 3,795
IDR 18,801,250,000 USD 1,157,000 Barclays Bank plc 01/23/25 3,150
PEN 6,887,310 USD 1,790,189 BNP Paribas SA 01/23/25 41,422
PHP 93,337,860 USD 1,589,000 HSBC Bank plc 01/23/25 13,663
PLN 5,725,447 EUR 1,313,000 UBS AG 01/23/25 24,097
PLN 16,994,659 USD 4,110,214 Canadian Imperial Bank of Commerce 01/23/25 1,667
THB 237,627,251 USD 6,881,145 Barclays Bank plc 01/23/25 96,028
THB 39,823,940 USD 1,157,000 Morgan Stanley & Co. International plc 01/23/25 12,304
THB 40,902,225 USD 1,183,000 Nomura International plc 01/23/25 17,964
TRY 121,172,623 USD 3,329,833 Citibank NA 01/23/25 26,809
USD 1,776,000 CAD 2,494,237 BNP Paribas SA 01/23/25 39,502
USD 1,190,000 CAD 1,662,756 Canadian Imperial Bank of Commerce 01/23/25 32,382
USD 1,193,000 CAD 1,679,312 Goldman Sachs International 01/23/25 23,856
USD 4,958,000 CNY 35,853,674 State Street Bank and Trust Co. 01/23/25 70,974
USD 4,157,000 COP 18,100,747,000 Citibank NA 01/23/25 60,095
USD 1,802,000 COP 7,930,602,000 Societe Generale SA 01/23/25 6,995
USD 1,201,000 CZK 28,687,422 Morgan Stanley & Co. International plc 01/23/25 21,434
USD 2,956,377 EUR 2,839,000 Bank of New York Mellon 01/23/25 13,194
USD 2,405,346 EUR 2,281,000 Barclays Bank plc 01/23/25 40,640
USD 2,990,568 EUR 2,835,000 UBS AG 01/23/25 51,532
USD 1,183,131 GBP 939,000 Morgan Stanley & Co. International plc 01/23/25 7,803
USD 2,767,000 JPY 433,709,319 Standard Chartered Bank 01/23/25 3,836
USD 375,000 JPY 57,653,137 Toronto Dominion Bank 01/23/25 7,692
USD 2,400,000 KRW 3,404,880,000 Citibank NA 01/23/25 93,494
USD 2,318,000 MXN 47,102,919 Citibank NA 01/23/25 67,363
USD 2,291,065 SEK 25,223,160 Natwest Markets plc 01/23/25 8,815
USD 6,152,000 SGD 8,260,420 UBS AG 01/23/25 98,020
USD 1,202,000 THB 40,483,360 Citibank NA 01/23/25 13,334
USD 1,193,000 ZAR 21,827,128 Bank of America NA 01/23/25 38,595
USD 592,000 ZAR 10,862,430 HSBC Bank plc 01/23/25 17,502
USD 873,000 BRL 5,348,539 Barclays Bank plc 02/04/25 12,549
EUR 20,276,509 CHF 18,700,753 Barclays Bank plc 03/19/25 292,846
NOK 232,667,342 CHF 18,246,902 Barclays Bank plc 03/19/25 159,707
USD 6,167,818 BRL 37,644,721 Barclays Bank plc 03/19/25 153,735
USD 55,480,299 EUR 52,626,578 Deutsche Bank AG 03/19/25 787,023
USD 9,242,830 GBP 7,249,915 Natwest Markets plc 03/19/25 171,812
USD 51,846,431 GBP 40,664,123 UBS AG 03/19/25 967,908
USD 2,915 IDR 46,738,348 HSBC Bank plc 03/19/25 46
USD 765,154 INR 65,346,269 BNP Paribas SA 03/19/25 7,471
USD 10,248,120 JPY 1,593,636,975 Bank of America NA 03/19/25 30,749
USD 16,933,545 NOK 188,909,814 Deutsche Bank AG 03/19/25 341,462
USD 1,160,922 BRL 7,191,333 JPMorgan Chase Bank NA 04/02/25 14,021
6,751,489
BRL 12,324,489 USD 2,074,000 Barclays Bank plc 01/03/25 (79,052)
BRL 7,241,429 USD 1,201,000 BNP Paribas SA 01/03/25 (28,840)
USD 891,000 BRL 5,507,422 Barclays Bank plc 01/03/25 (479)
EGP 15,422,749 USD 304,918 Societe Generale SA 01/08/25 (2,208)
USD 301,520 EGP 15,422,749 Societe Generale SA 01/08/25 (1,190)
USD 1,216,501 TRY 43,629,791 Barclays Bank plc 01/08/25 (11,277)
EUR 143,616 USD 152,045 Commonwealth Bank of Australia 01/16/25 (3,201)
EUR 513,988 USD 563,069 UBS AG 01/16/25 (30,373)
PEN 4,200,930 USD 1,122,853 Citibank NA 01/21/25 (5,559)
USD 12,987,440 COP 58,883,752,804 Morgan Stanley & Co. International plc 01/21/25 (344,077)
USD 1,086,352 PEN 4,121,891 Morgan Stanley & Co. International plc 01/21/25 (9,920)
USD 5,201,248 THB 180,665,348 BNP Paribas SA 01/21/25 (102,863)
USD 984,115 TRY 36,345,338 UBS AG 01/21/25 (24,865)
AUD 1,814,000 USD 1,183,151 HSBC Bank plc 01/23/25 (60,355)
BRL 95,846,884 USD 16,340,898 BNP Paribas SA 01/23/25 (886,267)
CLP 1,757,847,000 USD 1,781,000 Citibank NA 01/23/25 (13,812)
CLP 3,693,381,300 USD 3,795,429 Goldman Sachs International 01/23/25 (82,421)
CNY 8,898,548 USD 1,230,400 JPMorgan Chase Bank NA 01/23/25 (17,486)
CNY 77,445,282 USD 10,617,000 Bank of America NA 01/23/25 (60,840)

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
35
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CZK 136,269,721 USD 5,682,532 UBS AG 01/23/25 $ (79,412)
EUR 1,037,668 GBP 865,887 Standard Chartered Bank 01/23/25 (8,067)
EUR 5,052,000 USD 5,305,399 Barclays Bank plc 01/23/25 (68,007)
EUR 566,000 USD 594,930 Deutsche Bank AG 01/23/25 (8,160)
EUR 2,118,246 USD 2,236,139 Standard Chartered Bank 01/23/25 (40,160)
GBP 871,114 USD 1,102,529 Commonwealth Bank of Australia 01/23/25 (12,172)
GBP 2,241,886 USD 2,835,476 HSBC Bank plc 01/23/25 (29,352)
HUF 465,017,900 USD 1,189,000 Citibank NA 01/23/25 (19,463)
HUF 2,052,805,844 USD 5,251,056 UBS AG 01/23/25 (88,173)
IDR 57,445,056,340 USD 3,598,000 HSBC Bank plc 01/23/25 (53,295)
INR 124,180,434 USD 1,467,821 HSBC Bank plc 01/23/25 (20,594)
JPY 272,173,157 USD 1,795,000 Bank of America NA 01/23/25 (60,984)
JPY 179,416,584 USD 1,200,000 BNP Paribas SA 01/23/25 (56,936)
JPY 273,316,504 USD 1,788,000 Goldman Sachs International 01/23/25 (46,699)
JPY 178,787,400 USD 1,200,000 Societe Generale SA 01/23/25 (60,945)
KRW 853,346,000 USD 598,000 BNP Paribas SA 01/23/25 (19,933)
KRW 3,535,030,430 USD 2,537,000 HSBC Bank plc 01/23/25 (142,328)
MXN 24,152,785 USD 1,173,605 Barclays Bank plc 01/23/25 (19,555)
MXN 23,526,438 USD 1,157,000 Citibank NA 01/23/25 (32,877)
MXN 48,716,896 USD 2,389,000 Goldman Sachs International 01/23/25 (61,246)
MXN 222,817,215 USD 10,860,548 Morgan Stanley & Co. International plc 01/23/25 (214,063)
MYR 47,126,390 USD 10,559,353 Barclays Bank plc 01/23/25 (38,275)
NOK 31,328,244 USD 2,829,500 Toronto Dominion Bank 01/23/25 (77,525)
RON 8,756,447 USD 1,845,379 JPMorgan Chase Bank NA 01/23/25 (24,610)
SEK 12,813,633 USD 1,166,000 Barclays Bank plc 01/23/25 (6,593)
SGD 8,050,134 USD 6,003,400 JPMorgan Chase Bank NA 01/23/25 (103,536)
USD 1,773,000 COP 7,840,206,000 Societe Generale SA 01/23/25 (1,544)
USD 2,719,071 GBP 2,174,000 Barclays Bank plc 01/23/25 (2,082)
USD 1,166,000 HUF 467,041,300 Barclays Bank plc 01/23/25 (8,626)
USD 1,192,000 MXN 24,950,944 Barclays Bank plc 01/23/25 (187)
USD 59,027 PLN 244,301 Barclays Bank plc 01/23/25 (82)
USD 592,000 THB 20,394,400 Barclays Bank plc 01/23/25 (6,817)
USD 613,000 TRY 22,311,361 Barclays Bank plc 01/23/25 (5,054)
ZAR 21,367,712 USD 1,201,000 Bank of America NA 01/23/25 (70,892)
ZAR 23,767,892 USD 1,262,000 Goldman Sachs International 01/23/25 (4,950)
ZAR 10,854,479 USD 599,000 HSBC Bank plc 01/23/25 (24,922)
ZAR 208,506,113 USD 11,443,194 Morgan Stanley & Co. International plc 01/23/25 (415,606)
BRL 7,080,840 USD 1,157,000 Citibank NA 02/04/25 (17,863)
COP 11,667,900,000 USD 2,933,107 Citibank NA 02/21/25 (302,265)
USD 2,618,599 COP 11,667,900,000 Morgan Stanley & Co. International plc 02/21/25 (12,244)
COP 16,156,905,000 USD 3,895,107 HSBC Bank plc 02/24/25 (253,470)
USD 3,146,421 COP 14,060,317,316 Societe Generale SA 02/24/25 (22,662)
EGP 30,533,760 USD 589,000 Societe Generale SA 02/25/25 (1,348)
AUD 93,460,743 USD 59,598,804 Standard Chartered Bank 03/19/25 (1,744,922)
BRL 90,513,594 EUR 14,093,861 Goldman Sachs International 03/19/25 (186,981)
BRL 22,000,000 USD 3,604,542 Barclays Bank plc 03/19/25 (89,844)
CAD 78,389,162 USD 55,594,843 Societe Generale SA 03/19/25 (909,010)
CHF 87,333,009 USD 99,763,547 Societe Generale SA 03/19/25 (2,720,670)
CNY 340,546,067 USD 46,914,280 UBS AG 03/19/25 (421,090)
DKK 113,725,781 USD 16,094,748 Citibank NA 03/19/25 (232,115)
EUR 12,131,952 USD 12,814,192 Bank of America NA 03/19/25 (205,806)
EUR 42,164,899 USD 44,453,074 Bank of New York Mellon 03/19/25 (632,317)
EUR 18,796,518 USD 19,623,527 UBS AG 03/19/25 (88,851)
GBP 7,020,994 EUR 8,488,952 Societe Generale SA 03/19/25 (37,728)
GBP 10,816,631 USD 13,788,546 Societe Generale SA 03/19/25 (254,891)
HUF 1,668,498,599 USD 4,245,358 BNP Paribas SA 03/19/25 (60,855)
JPY 4,290,508,125 EUR 27,022,198 Deutsche Bank AG 03/19/25 (575,420)
JPY 29,238,151,446 USD 193,849,667 Goldman Sachs International 03/19/25 (6,393,528)
KRW 27,641,010,030 USD 19,380,200 BNP Paribas SA 03/19/25 (618,256)
MXN 302,442,484 EUR 14,042,379 Goldman Sachs International 03/19/25 (268,801)
MXN 6,627,360 USD 317,000 Citibank NA 03/19/25 (3,098)
MXN 118,953,163 USD 5,816,740 JPMorgan Chase Bank NA 03/19/25 (182,583)
NZD 3,796,841 USD 2,200,854 Toronto Dominion Bank 03/19/25 (74,760)

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation V.I. Fund
36
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
PLN 28,615,906 USD 7,005,983 JPMorgan Chase Bank NA 03/19/25 $ (97,012)
SEK 150,812,332 USD 13,810,016 Royal Bank of Canada 03/19/25 (123,155)
SGD 11,263,938 USD 8,416,432 Bank of America NA 03/19/25 (143,422)
TWD 479,857,712 USD 14,837,901 BNP Paribas SA 03/19/25 (213,206)
USD 40,903,466 HKD 317,700,246 Barclays Bank plc 03/19/25 (42,036)
ZAR 179,397,659 EUR 9,522,933 Barclays Bank plc 03/19/25 (455,427)
ZAR 133,745,884 USD 7,480,762 BNP Paribas SA 03/19/25 (441,879)
(21,526,322)
$ (14,774,833)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... One-Touch Standard Chartered Bank 04/30/25 INR 88.00 INR 88.00 USD 302 $ 51,281
USD Currency ............... One-Touch HSBC Bank plc 04/30/25 CNH 7.63 CNH 7.63 USD 308 37,474
USD Currency ............... Up and Out HSBC Bank plc 07/02/25 CNH 7.35 CNH 7.74 USD 2,382 13,182
101,937
Put
USD Currency ............... One-Touch UBS AG 01/17/25 MXN 18.00 MXN 18.00 USD 161 1
USD Currency ............... One-Touch Bank of America NA 03/17/25 BRL 5.75 BRL 5.75 USD 297 29,259
EUR Currency ............... One-Touch HSBC Bank plc 04/16/25 USD 1.02 USD 1.02 EUR 287 80,328
CNH Currency .............. One-Touch JPMorgan Chase Bank NA 04/30/25 JPY 19.00 JPY 19.00 CNH 2,186 12,777
122,365
$ 224,302
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
SPDR S&P 500 ETF Trust ...................... 269 01/03/25 USD 612.00 USD 15,766 $ 404
Alphabet, Inc. .............................. 1,264 01/17/25 USD 200.00 USD 24,072 146,624
Amazon.com, Inc. ........................... 1,012 01/17/25 USD 230.00 USD 22,202 145,728
Bank of America Corp. ........................ 493 01/17/25 USD 49.00 USD 2,167 3,698
Capital One Financial Corp. ..................... 263 01/17/25 USD 170.00 USD 4,690 280,095
Carrier Global Corp. .......................... 262 01/17/25 USD 77.50 USD 1,788 2,620
Costco Wholesale Corp. ....................... 75 01/17/25 USD 1,020.00 USD 6,872 3,150
Dell Technologies, Inc. ........................ 484 01/17/25 USD 145.00 USD 5,578 1,452
EQT Corp. ................................ 2,223 01/17/25 USD 48.00 USD 10,250 148,941
Fifth Third Bancorp .......................... 588 01/17/25 USD 45.00 USD 2,486 4,410
Home Depot, Inc. (The) ....................... 179 01/17/25 USD 445.00 USD 6,963 10,651
Informatica, Inc. ............................ 74 01/17/25 USD 30.00 USD 192 925
Lowe's Cos., Inc. ............................ 217 01/17/25 USD 300.00 USD 5,356 1,085
Mastercard, Inc. ............................ 93 01/17/25 USD 540.00 USD 4,897 24,506
Meta Platforms, Inc. .......................... 316 01/17/25 USD 630.00 USD 18,502 82,792
Meta Platforms, Inc. .......................... 316 01/17/25 USD 620.00 USD 18,502 129,560
NVIDIA Corp. .............................. 259 01/17/25 USD 160.00 USD 3,478 5,439
NVIDIA Corp. .............................. 379 01/17/25 USD 145.00 USD 5,090 58,177
NVIDIA Corp. .............................. 505 01/17/25 USD 155.00 USD 6,782 19,695
Oracle Corp. ............................... 374 01/17/25 USD 210.00 USD 6,232 1,683
Paramount Global ........................... 187 01/17/25 USD 15.00 USD 196 281
Paramount Global ........................... 318 01/17/25 USD 14.00 USD 333 477
Paramount Global ........................... 329 01/17/25 USD 12.50 USD 344 823
Sabre Corp. ............................... 328 01/17/25 USD 5.00 USD 120 492

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
37
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Shell plc .................................. 1,372 01/17/25 USD 67.50 USD 8,596 $ 13,719
SPDR Gold Shares
(a)
......................... 821 01/17/25 USD 250.00 USD 19,879 42,282
SPDR Gold Shares
(a)
......................... 910 01/17/25 USD 255.00 USD 22,034 16,835
SPDR Gold Shares
(a)
......................... 2,271 01/17/25 USD 260.00 USD 54,988 20,439
SPDR S&P 500 ETF Trust ...................... 685 01/17/25 USD 605.00 USD 40,146 60,279
Uber Technologies, Inc. ....................... 566 01/17/25 USD 77.50 USD 3,414 2,264
United Airlines Holdings, Inc. .................... 984 01/17/25 USD 100.00 USD 9,555 327,180
Uniti Group, Inc. ............................ 281 01/17/25 USD 6.00 USD 155 2,108
Visa, Inc. ................................. 253 01/17/25 USD 320.00 USD 7,996 83,489
Western Digital Corp. ......................... 163 01/17/25 USD 85.00 USD 972 652
U.S. Treasury 5-Year Note ..................... 44 01/24/25 USD 107.00 USD 4,400 8,594
SPDR Gold Shares
(a)
......................... 890 01/31/25 USD 248.00 USD 21,550 221,165
Adobe, Inc. ................................ 75 02/21/25 USD 475.00 USD 3,335 52,688
Advanced Micro Devices, Inc. ................... 253 02/21/25 USD 150.00 USD 3,056 42,757
Apple, Inc. ................................ 1,051 02/21/25 USD 250.00 USD 26,319 1,001,078
DraftKings, Inc. ............................. 713 02/21/25 USD 44.00 USD 2,652 53,832
Microsoft Corp. ............................. 187 02/21/25 USD 470.00 USD 7,882 44,600
Netflix, Inc. ................................ 76 02/21/25 USD 900.00 USD 6,774 395,200
Netflix, Inc. ................................ 90 02/21/25 USD 980.00 USD 8,022 213,075
NVIDIA Corp. .............................. 1,767 02/21/25 USD 160.00 USD 23,729 341,915
Salesforce, Inc. ............................. 304 02/21/25 USD 390.00 USD 10,164 38,152
SPDR Gold Shares
(a)
......................... 1,259 02/21/25 USD 255.00 USD 30,484 202,699
Taiwan Semiconductor Manufacturing Co. Ltd. ........ 316 02/21/25 USD 190.00 USD 6,241 532,460
Uber Technologies, Inc. ....................... 1,112 02/21/25 USD 67.50 USD 6,708 185,704
Walmart, Inc. .............................. 1,954 02/21/25 USD 100.00 USD 17,654 143,619
Walt Disney Co. (The) ........................ 333 02/21/25 USD 120.00 USD 3,708 63,270
Sabre Corp. ............................... 330 04/17/25 USD 7.00 USD 120 1,815
5,185,578
Put
Broadcom, Inc. ............................. 316 01/17/25 USD 172.00 USD 7,326 4,740
HubSpot, Inc. .............................. 149 01/17/25 USD 720.00 USD 10,382 514,795
iShares iBoxx $ High Yield Corporate Bond ETF ....... 570 01/17/25 USD 77.00 USD 4,483 12,255
SPDR S&P 500 ETF Trust ...................... 821 01/17/25 USD 598.00 USD 48,117 1,064,427
SPDR S&P 500 ETF Trust ...................... 1,231 01/17/25 USD 575.00 USD 72,146 379,764
SPDR S&P 500 ETF Trust ...................... 263 01/31/25 USD 580.00 USD 15,414 171,476
Datadog, Inc. .............................. 533 02/21/25 USD 155.00 USD 7,616 878,118
iShares iBoxx $ High Yield Corporate Bond ETF ....... 377 02/21/25 USD 74.00 USD 2,965 17,719
ServiceNow, Inc. ............................ 142 02/21/25 USD 940.00 USD 15,054 203,770
SPDR S&P 500 ETF Trust ...................... 181 02/21/25 USD 580.00 USD 10,608 157,108
3,404,172
$ 8,589,750
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........... Barclays Bank plc — 01/17/25 JPY 155.00 USD 1,775 $ 30,783
EUR Currency ........... JPMorgan Chase Bank NA — 02/17/25 SEK 11.70 EUR 2,825 5,538
IFSC NIFTY 50 Index ...... Morgan Stanley & Co. International plc 558 03/27/25 USD 26,000.00 USD 13,194 47,266
USD Currency ........... JPMorgan Chase Bank NA — 04/30/25 CNH 7.35 USD 2,400 29,928
113,515
Put
EUR Currency ........... JPMorgan Chase Bank NA — 01/06/25 USD 1.06 EUR 1,822 43,743
USD Currency ........... Barclays Bank plc — 01/06/25 BRL 5.70 USD 2,370 6
EUR Currency ........... Barclays Bank plc — 03/13/25 JPY 160.00 EUR 3,410 48,397
S&P 500 Index .......... Barclays Bank plc 1,775 03/21/25 USD 5,750.00 USD 10,440 199,971

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation V.I. Fund
38
OTC Options Purchased (continued)
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
S&P 500 Index .......... Goldman Sachs International 1,775 03/21/25 USD 5,700.00 USD 10,440 $ 200,536
S&P 500 Index .......... UBS AG 1,775 03/21/25 USD 5,780.00 USD 10,440 210,871
703,524
$ 817,039
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00%
Markit CDX North
American High Yield
Index Series 43.V1 Quarterly Bank of America NA 01/15/25 USD 106.00 USD 4,175 $ 3,850
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
iTraxx Europe
Crossover Index
Series 42.V1 Quarterly Bank of America NA 01/15/25 EUR 400.00 EUR 3,930 1,668
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
iTraxx Europe
Crossover Index
Series 42.V1 Quarterly
JPMorgan Chase Bank
NA 02/19/25 EUR 425.00 EUR 3,930 7,145
$ 12,663
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
3-mo. JIBAR Quarterly 8.75% Quarterly
JPMorgan Chase
Bank NA 01/22/25 8 .75 % ZAR 25,953 $ 7,902
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.00% Annual
Goldman Sachs
International 01/23/25 3 .00 USD 60,733 75
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.30% Annual Citibank NA 04/22/25 3 .30 USD 11,349 60,102
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.30% Annual
Goldman Sachs
International 04/23/25 3 .30 USD 9,068 48,697
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.30% Annual Deutsche Bank AG 04/25/25 3 .30 USD 9,025 49,847
$ 166,623
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Broadcom, Inc. .............................. 316 01/17/25 USD 210.00 USD 7,326 $ (743,391)
Costco Wholesale Corp. ........................ 75 01/17/25 USD 1,100.00 USD 6,872 (487)
Home Depot, Inc. (The) ........................ 179 01/17/25 USD 470.00 USD 6,963 (358)
JPMorgan Chase & Co. ........................ 470 01/17/25 USD 250.00 USD 11,266 (78,960)
Meta Platforms, Inc. ........................... 316 01/17/25 USD 680.00 USD 18,502 (10,270)
NVIDIA Corp. ............................... 259 01/17/25 USD 185.00 USD 3,478 (518)
ServiceNow, Inc. ............................. 142 01/17/25 USD 1,120.00 USD 15,054 (85,910)
SPDR S&P 500 ETF Trust ....................... 685 01/17/25 USD 625.00 USD 40,146 (3,082)

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
39
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
United Airlines Holdings, Inc. ..................... 984 01/17/25 USD 115.00 USD 9,555 $ (37,392)
Western Digital Corp. .......................... 163 01/17/25 USD 95.00 USD 972 (2,772)
Advanced Micro Devices, Inc. .................... 253 02/21/25 USD 170.00 USD 3,056 (16,318)
Alphabet, Inc. ............................... 231 02/21/25 USD 200.00 USD 4,399 (125,317)
Amazon.com, Inc. ............................ 757 02/21/25 USD 250.00 USD 16,608 (163,891)
Apple, Inc. ................................. 1,051 02/21/25 USD 265.00 USD 26,319 (338,947)
Meta Platforms, Inc. ........................... 158 02/21/25 USD 720.00 USD 9,251 (67,545)
Netflix, Inc. ................................. 76 02/21/25 USD 1,020.00 USD 6,774 (119,320)
Taiwan Semiconductor Manufacturing Co. Ltd. ......... 316 02/21/25 USD 210.00 USD 6,241 (235,421)
Uber Technologies, Inc. ........................ 702 02/21/25 USD 80.00 USD 4,234 (24,570)
Walmart, Inc. ............................... 1,954 02/21/25 USD 110.00 USD 17,654 (30,287)
(2,084,756)
Put
Advanced Micro Devices, Inc. .................... 253 01/17/25 USD 125.00 USD 3,056 (164,450)
Broadcom, Inc. .............................. 316 01/17/25 USD 150.00 USD 7,326 (1,106)
Carrier Global Corp. ........................... 262 01/17/25 USD 65.00 USD 1,788 (10,480)
Costco Wholesale Corp. ........................ 37 01/17/25 USD 910.00 USD 3,390 (43,475)
Dell Technologies, Inc. ......................... 121 01/17/25 USD 110.00 USD 1,394 (17,908)
EQT Corp. ................................. 617 01/17/25 USD 39.00 USD 2,845 (9,255)
Freeport-McMoRan, Inc. ........................ 915 01/17/25 USD 40.00 USD 3,484 (213,195)
HubSpot, Inc. ............................... 149 01/17/25 USD 660.00 USD 10,382 (105,045)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 285 01/17/25 USD 75.00 USD 2,242 (855)
Lowe's Cos., Inc. ............................. 217 01/17/25 USD 240.00 USD 5,356 (38,843)
NVIDIA Corp. ............................... 1,767 01/17/25 USD 125.00 USD 23,729 (315,409)
SPDR Gold Shares
(a)
.......................... 821 01/17/25 USD 225.00 USD 19,879 (43,513)
SPDR Gold Shares
(a)
.......................... 1,262 01/17/25 USD 235.00 USD 30,557 (60,576)
SPDR Gold Shares
(a)
.......................... 445 01/31/25 USD 232.00 USD 10,775 (28,702)
Adobe, Inc. ................................. 75 02/21/25 USD 425.00 USD 3,335 (60,375)
Alphabet, Inc. ............................... 148 02/21/25 USD 175.00 USD 2,819 (45,880)
Datadog, Inc. ............................... 533 02/21/25 USD 135.00 USD 7,616 (291,817)
DraftKings, Inc. .............................. 713 02/21/25 USD 37.00 USD 2,652 (179,676)
Microsoft Corp. .............................. 187 02/21/25 USD 400.00 USD 7,882 (133,705)
Netflix, Inc. ................................. 90 02/21/25 USD 830.00 USD 8,022 (223,650)
Salesforce, Inc. .............................. 304 02/21/25 USD 320.00 USD 10,164 (209,000)
ServiceNow, Inc. ............................. 142 02/21/25 USD 800.00 USD 15,054 (58,930)
SPDR Gold Shares
(a)
.......................... 1,259 02/21/25 USD 238.00 USD 30,484 (334,264)
Uber Technologies, Inc. ........................ 410 02/21/25 USD 65.00 USD 2,473 (268,550)
Uber Technologies, Inc. ........................ 1,112 02/21/25 USD 52.50 USD 6,708 (120,652)
Walt Disney Co. (The) ......................... 333 02/21/25 USD 100.00 USD 3,708 (33,799)
(3,013,110)
$ (5,097,866)
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency .............. Barclays Bank plc — 01/06/25 BRL 6.00 USD 2,370 $ (73,792)
USD Currency .............. Goldman Sachs International — 01/06/25 TRY 36.30 USD 1,778 (2,249)
USD Currency .............. JPMorgan Chase Bank NA — 04/30/25 CNH 7.60 USD 3,600 (13,332)
(89,373)
Put
EUR Currency .............. JPMorgan Chase Bank NA — 01/06/25 USD 1.04 EUR 1,822 (10,570)
EUR Currency .............. JPMorgan Chase Bank NA — 01/23/25 USD 1.02 EUR 26,650 (76,248)
EUR Currency .............. Royal Bank of Canada — 03/06/25 USD 1.02 EUR 19,651 (156,886)
EUR Currency .............. Barclays Bank plc — 03/13/25 JPY 154.00 EUR 5,114 (27,457)
EUR Currency .............. Deutsche Bank AG — 03/20/25 USD 1.01 EUR 30,985 (153,928)

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation V.I. Fund
40
OTC Options Written (continued)
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
IFSC NIFTY 50 Index ......... Morgan Stanley & Co. International plc 558 03/27/25 USD 22,000.00 USD 13,194 $ (59,649)
(484,738)
$ (574,111)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Put
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 43.V1 5 .00 % Quarterly Bank of America NA 01/15/25 B+ USD 101.00 USD 4,175 $ (1,539)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
5-Year Interest Rate Swap
(a)
. 3.15% Annual 1-day SOFR Annual
Goldman Sachs
International 01/24/25 3 .15 % USD 35,179 $ (382)
1-Year Interest Rate Swap
(a)
. 3.15% At Termination 1-day SOFR At Termination
Goldman Sachs
International 02/10/25 3 .15 USD 157,059 (1,477)
5-Year Interest Rate Swap
(a)
. 3.23% Annual 1-day SOFR Annual
Goldman Sachs
International 02/14/25 3 .23 USD 33,284 (6,634)
5-Year Interest Rate Swap
(a)
. 2.70% Annual 1-day SOFR Annual Deutsche Bank AG 02/20/25 2 .70 USD 115,643 (3,452)
30-Year Interest Rate Swap
(a)
2.70% Annual 1-day SOFR Annual Citibank NA 04/22/25 2 .70 USD 11,349 (7,620)
30-Year Interest Rate Swap
(a)
2.70% Annual 1-day SOFR Annual
Goldman Sachs
International 04/23/25 2 .70 USD 9,068 (6,240)
30-Year Interest Rate Swap
(a)
2.70% Annual 1-day SOFR Annual Deutsche Bank AG 04/25/25 2 .70 USD 9,025 (6,521)
(32,326)
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.70% Annual
Goldman Sachs
International 01/02/25 3 .70 USD 27,248 (828,438)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.07% Annual
Goldman Sachs
International 01/10/25 4 .07 USD 89,140 (116,458)
5-Year Interest Rate Swap
(a)
. 1-day SONIA Annual 4.00% Annual
JPMorgan Chase
Bank NA 01/16/25 4 .00 GBP 33,697 (185,029)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.30% Annual Deutsche Bank AG 01/17/25 4 .30 USD 59,568 (15,843)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Annual Deutsche Bank AG 01/21/25 4 .00 USD 33,697 (182,045)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.23% Annual
Goldman Sachs
International 02/14/25 3 .23 USD 33,284 (1,210,303)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.90% Annual Deutsche Bank AG 02/20/25 3 .90 USD 28,911 (300,635)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.75% Annual Deutsche Bank AG 03/24/25 3 .75 USD 6,806 (214,711)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.75% Annual
JPMorgan Chase
Bank NA 03/25/25 3 .75 USD 26,996 (853,478)
5-Year Interest Rate Swap
(a)
. 1-day SONIA Annual 4.10% Annual
JPMorgan Chase
Bank NA 04/22/25 4 .10 GBP 27,936 (260,422)
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.15% Annual Citibank NA 04/22/25 4 .15 USD 3,950 (77,018)
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.15% Annual
Goldman Sachs
International 04/23/25 4 .15 USD 2,267 (44,523)
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.15% Annual Deutsche Bank AG 04/25/25 4 .15 USD 2,256 (44,896)

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
41
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.60% Annual
Morgan Stanley & Co.
International plc 06/13/25 4 .60 % USD 57,288 $ (87,393)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.60% Annual Citibank NA 06/20/25 4 .60 USD 62,841 (101,441)
(4,522,633)
$ (4,554,959)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Avis Budget Car Rental LLC ............ 5 .00 % Quarterly 12/20/26 USD 3,496 $ (176,844) $ (198,463) $ 21,619
Markit CDX North American Investment Grade
Index Series 39.V1 ................ 1 .00 Quarterly 12/20/27 USD 3,853 (76,011) (3,274) (72,737)
Markit CDX North American High Yield Index
Series 43.V1 ..................... 5 .00 Quarterly 12/20/29 USD 100 (7,862) (6,656) (1,206)
Markit CDX North American Investment Grade
Index Series 43.V1 ................ 1 .00 Quarterly 12/20/29 USD 8,535 (192,081) (192,081) —
$ (452,798) $ (400,474) $ (52,324)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
39.V4 ........... 5 .00 % Quarterly 12/20/27 BB- USD 4,609 $ 354,707 $ 2,735 $ 351,972
Markit CDX North American
High Yield Index Series
41.V2 ........... 5 .00 Quarterly 12/20/28 B+ USD 8,106 656,184 243,305 412,879
iTraxx Europe Crossover
Index Series 42.V1 .. 5 .00 Quarterly 12/20/29 BB- EUR 2,788 231,467 236,521 (5,054)
$ 1,242,358 $ 482,561 $ 759,797
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
28-day MXIBTIIE Monthly 9.79% Monthly N/A 02/04/25 MXN 354,479 $ (14,568) $ — $ (14,568)
0.28% Annual 1-day TONAR Annual N/A 03/09/26 JPY 6,905,897 86,131 — 86,131
8.02% Quarterly 3-mo. JIBAR Quarterly 03/26/25
(a)
03/26/26 ZAR 113,298 (38,107) — (38,107)
1-day SOFR Annual 4.93% Annual N/A 04/26/26 USD 275,832 2,326,520 33,718 2,292,802
8.15% Quarterly 3-mo. JIBAR Quarterly 05/07/25
(a)
05/07/26 ZAR 151,913 (60,358) — (60,358)

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation V.I. Fund
42
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Annual 4.50% Annual N/A 05/08/26 USD 60,573 $ 23,757 $ — $ 23,757
1-day SOFR Annual 4.35% Annual N/A 07/22/26 USD 26,266 13,214 — 13,214
5.24% Annual 6-mo. WIBOR Semi-Annual 03/19/25
(a)
09/19/26 PLN 23,750 (3,400) — (3,400)
5.16% Annual 6-mo. WIBOR Semi-Annual 03/19/25
(a)
09/19/26 PLN 14,250 1,705 — 1,705
6.92% Quarterly 3-mo. JIBAR Quarterly 09/23/25
(a)
09/23/26 ZAR 18,132 3,250 — 3,250
1-day SOFR Annual 4.00% Annual N/A 10/28/26 USD 93,778 (266,875) — (266,875)
1-day MXIBTIIE Monthly 9.26% Monthly N/A 11/18/26 MXN 815,526 47,347 — 47,347
7.25% Quarterly 3-mo. JIBAR Quarterly 03/19/25
(a)
03/19/27 ZAR 60,133 4,918 — 4,918
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/27 INR 2,832,601 18,378 — 18,378
1-day SOFR Annual 4.73% Annual N/A 04/26/27 USD 323,761 3,621,663 135,954 3,485,709
1-day SOFR Annual 4.10% Annual 05/30/25
(a)
05/30/27 USD 72,500 108,629 — 108,629
1-day SOFR Annual 4.15% Annual 05/30/25
(a)
05/30/27 USD 72,500 176,449 — 176,449
1-day SOFR Annual 4.20% Annual 10/23/25
(a)
10/23/27 USD 24,185 88,770 — 88,770
1-day SOFR Annual 4.00% Annual 01/26/26
(a)
01/26/28 USD 57,791 (3,835) — (3,835)
3.45% Annual 1-day SOFR Annual 01/26/26
(a)
01/26/28 USD 57,791 584,752 — 584,752
3.27% Annual 1-day SOFR Annual 02/05/26
(a)
02/05/28 USD 58,231 777,857 — 777,857
1-day SONIA At Termination 3.18% At Termination 02/10/27
(a)
02/10/28 GBP 209,758 (1,709,164) — (1,709,164)
6-mo. PRIBOR Semi-Annual 3.59% Annual 03/19/25
(a)
03/19/28 CZK 46,140 (838) — (838)
6-mo. PRIBOR Semi-Annual 3.62% Annual 03/19/25
(a)
03/19/28 CZK 54,165 980 — 980
1-day SONIA Annual 4.86% Annual N/A 06/20/28 GBP 15,705 439,972 — 439,972
1-day SONIA Annual 4.12% Annual N/A 11/17/28 GBP 14,641 3,066 — 3,066
1-day SONIA Annual 4.12% Annual N/A 11/21/28 GBP 14,659 5,055 — 5,055
6-mo. EURIBOR Semi-Annual 3.00% Annual N/A 03/05/29 EUR 37,409 1,690,352 — 1,690,352
1-day MIBOR Semi-Annual 6.26% Semi-Annual N/A 03/20/29 INR 809,786 4,497 — 4,497
1-day MIBOR Semi-Annual 6.30% Semi-Annual N/A 03/20/29 INR 989,739 22,571 — 22,571
1-day SOFR Annual 4.50% Annual N/A 04/26/29 USD 433,729 5,743,081 420,228 5,322,853
6-mo. EURIBOR Semi-Annual 2.90% Annual N/A 04/30/29 EUR 42,361 1,822,694 — 1,822,694
1-day SOFR Annual 4.00% Annual N/A 05/06/29 USD 60,450 (581,161) — (581,161)
6-mo. EURIBOR Semi-Annual 2.87% Annual N/A 06/11/29 EUR 30,721 1,305,808 — 1,305,808
1-day SOFR Annual 3.66% Annual N/A 10/10/29 USD 29,663 (564,402) — (564,402)
1-day MXIBTIIE Monthly 9.04% Monthly N/A 11/14/29 MXN 229,659 (64,984) — (64,984)
8.97% Monthly 1-day MXIBTIIE Monthly N/A 12/14/29 MXN 31,011 13,180 — 13,180
6-mo. WIBOR Semi-Annual 4.88% Annual 03/19/25
(a)
03/19/30 PLN 4,638 (4,006) — (4,006)
6-mo. WIBOR Semi-Annual 4.94% Annual 03/19/25
(a)
03/19/30 PLN 7,731 (2,150) — (2,150)
0.02% Annual 6-mo. EURIBOR Semi-Annual N/A 08/26/31 EUR 29,481 4,642,444 — 4,642,444
1-day ESTR Annual 2.34% Annual 01/19/28
(a)
01/19/33 EUR 18,373 58,800 — 58,800
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 69,070 302,463 — 302,463
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 34,535 151,346 — 151,346
3-mo. JIBAR Quarterly 9.92% Quarterly N/A 09/20/33 ZAR 34,535 153,806 — 153,806
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/34 INR 520,996 38,951 — 38,951
1-day MIBOR Semi-Annual 6.35% Semi-Annual N/A 03/20/34 INR 520,996 43,250 — 43,250
1-day SOFR Annual 4.35% Annual N/A 04/26/34 USD 312,429 5,131,521 538,969 4,592,552
1-day SOFR Annual 3.66% Annual N/A 10/10/34 USD 19,976 (706,908) — (706,908)
1-day SOFR Annual 3.67% Annual N/A 12/26/34 USD 34,848 (1,149,037) — (1,149,037)
3.46% Annual 1-day SOFR Annual 12/15/26
(a)
12/15/36 USD 11,768 562,661 — 562,661
4.25% Annual 1-day SOFR Annual N/A 09/29/43 USD 3,732 (60,067) 2,304 (62,371)
3.65% Annual 1-day SOFR Annual N/A 11/03/53 USD 12,585 668,146 — 668,146
1-day TONAR Annual 1.45% Annual N/A 03/06/54 JPY 702,103 (347,009) — (347,009)
1-day TONAR Annual 1.45% Annual N/A 03/11/54 JPY 702,103 (346,104) — (346,104)
1-day SOFR Annual 4.07% Annual N/A 04/26/54 USD 12,548 174,857 52,854 122,003
3.65% Annual 1-day SOFR Annual N/A 11/02/54 USD 104,627 5,309,949 29,778 5,280,171
1-day SONIA Annual 4.10% Annual N/A 11/07/54 GBP 12,000 (344,198) 56,331 (400,529)
$ 29,905,619 $ 1,270,136 $ 28,635,483
(a)
Forward swap.

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
43
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.69% At Termination 08/15/32 EUR 3,450 $ 136,237 $ — $ 136,237
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Pitney Bowes, Inc. ......... 1 .00 % Quarterly Citibank NA 06/20/25 USD 300 $ 338 $ 12,253 $ (11,915)
Community Health Systems, Inc. 5 .00 Quarterly Goldman Sachs International 06/20/26 USD 125 4,098 8,563 (4,465)
Community Health Systems, Inc. 5 .00 Quarterly Goldman Sachs International 06/20/26 USD 80 2,623 4,227 (1,604)
BorgWarner, Inc. .......... 1 .00 Quarterly BNP Paribas SA 12/20/27 USD 390 (6,756) 3,212 (9,968)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Bank of America NA 12/20/27 USD 160 4,899 25,382 (20,483)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Barclays Bank plc 12/20/27 USD 120 3,675 18,524 (14,849)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 100 3,062 16,722 (13,660)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 70 2,143 11,374 (9,231)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Goldman Sachs International 12/20/27 USD 120 3,675 18,535 (14,860)
Xerox Corp. ............. 1 .00 Quarterly Citibank NA 12/20/27 USD 120 8,157 8,315 (158)
Xerox Corp. ............. 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 190 12,915 13,212 (297)
Paramount Global ......... 1 .00 Quarterly Barclays Bank plc 06/20/28 USD 98 (939) 2,865 (3,804)
Paramount Global ......... 1 .00 Quarterly Barclays Bank plc 06/20/28 USD 105 (1,009) 3,081 (4,090)
Paramount Global ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 485 (4,668) 14,923 (19,591)
Simon Property Group LP .... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 1,005 (19,972) 16,031 (36,003)
UBS Group AG ........... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 1,840 (36,717) 44,026 (80,743)
Boeing Co. (The) .......... 1 .00 Quarterly Deutsche Bank AG 12/20/28 USD 2,100 (7,495) (8,162) 667
Xerox Corp. ............. 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/28 USD 30 4,003 2,889 1,114
Xerox Corp. ............. 1 .00 Quarterly Morgan Stanley & Co. International plc 12/20/28 USD 70 9,339 6,741 2,598
Boeing Co. (The) .......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 2,100 323 22,528 (22,205)
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 177 (28,078) (17,728) (10,350)
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 355 (56,315) (40,229) (16,086)
Republic of Panama ........ 1 .00 Quarterly Citibank NA 12/20/29 USD 1,240 59,033 38,458 20,575
Southwest Airlines Co. ...... 1 .00 Quarterly Citibank NA 12/20/29 USD 1,415 (13,917) (1,886) (12,031)
Telecom Italia SpA ......... 1 .00 Quarterly Goldman Sachs International 12/20/29 EUR 440 16,939 21,518 (4,579)
$ – $ – $ –
$ (40,644) $ 245,374 $ (286,018)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Vistra Operations Co. LLC 5 .00 % Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB+ USD 527 $ 23,452 $ 9,021 $ 14,431
Virgin Media Finance plc . 5 .00 Quarterly Bank of America NA 06/20/29 B- EUR 532 30,102 19,570 10,532
Virgin Media Finance plc . 5 .00 Quarterly
Goldman Sachs
International 06/20/29 B- EUR 1,015 57,482 36,571 20,911
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 B- EUR 483 27,381 19,661 7,720
Forvia SE ........... 5 .00 Quarterly
Goldman Sachs
International 12/20/29 BB EUR 255 15,463 18,300 (2,837)
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB+ USD 100 17,347 16,864 483
$ 171,227 $ 119,987 $ 51,240

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation V.I. Fund
44
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 10.98% At Termination Barclays Bank plc 01/02/25 BRL 224,368 $ 5,592 $ — $ 5,592
1-day
BZDIOVER At Termination 11.02% At Termination Barclays Bank plc 01/02/25 BRL 26,129 (424) — (424)
1-day
BZDIOVER At Termination 13.18% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 107,414 460,029 — 460,029
1-day
BZDIOVER At Termination 13.21% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 107,360 470,835 — 470,835
1-day
BZDIOVER At Termination 13.25% At Termination Citibank NA 01/02/25 BRL 56,478 255,430 — 255,430
1-day
BZDIOVER At Termination 9.40% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 82,238 (1,210,505) — (1,210,505)
1-day
BZDIOVER At Termination 9.43% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 89,716 (1,302,247) — (1,302,247)
9.73% At Termination 1-day IBR At Termination
Morgan Stanley & Co.
International plc 05/10/25 COP 14,189,674 11,281 — 11,281
9.81% At Termination 1-day IBR At Termination JPMorgan Chase Bank NA 05/10/25 COP 22,727,295 14,001 — 14,001
1-day
BZDIOVER At Termination 10.98% At Termination BNP Paribas SA 07/01/25 BRL 39,339 (85,199) — (85,199)
1-day
BZDIOVER At Termination 11.83% At Termination Barclays Bank plc 07/01/25 BRL 2,974 (3,986) — (3,986)
1-day
BZDIOVER At Termination 12.16% At Termination BNP Paribas SA 07/01/25 BRL 32,428 (36,550) — (36,550)
14.18% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/26 BRL 18,505 25,756 — 25,756
7.25% Quarterly 1-day IBR Quarterly Barclays Bank plc 09/25/26 COP 990,603 4,179 — 4,179
11.49% At Termination
1-day
BZDIOVER At Termination BNP Paribas SA 01/04/27 BRL 24,179 301,449 — 301,449
11.57% At Termination
1-day
BZDIOVER At Termination BNP Paribas SA 01/04/27 BRL 14,895 179,962 — 179,962
12.21% At Termination
1-day
BZDIOVER At Termination Citibank NA 01/04/27 BRL 3,478 35,338 — 35,338
15.41% At Termination
1-day
BZDIOVER At Termination Citibank NA 01/04/27 BRL 9,384 10,561 — 10,561
1-day
BZDIOVER At Termination 10.00% At Termination Bank of America NA 01/04/27 BRL 35,188 (766,446) — (766,446)
1-day
BZDIOVER At Termination 10.07% At Termination BNP Paribas SA 01/04/27 BRL 30,611 (670,345) — (670,345)
1-day
BZDIOVER At Termination 10.16% At Termination Bank of America NA 01/04/27 BRL 43,391 (931,091) — (931,091)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA 01/04/27 BRL 41,632 (892,771) — (892,771)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA 01/04/27 BRL 232 (4,986) — (4,986)
1-day
BZDIOVER At Termination 8.65% At Termination
Goldman Sachs
International 01/04/27 BRL 3,043 (137,689) — (137,689)
1-day
BZDIOVER At Termination 9.79% At Termination BNP Paribas SA 01/04/27 BRL 16,214 (325,557) — (325,557)
1-day
BZDIOVER At Termination 14.03% At Termination Barclays Bank plc 01/02/29 BRL 7,632 (70,157) — (70,157)
1-day CLICP Semi-Annual 4.90% Semi-Annual
Goldman Sachs
International 11/22/29 CLP 1,062,460 (17,219) — (17,219)
1-day CLICP Semi-Annual 4.91% Semi-Annual
Goldman Sachs
International 11/22/29 CLP 1,046,881 (16,497) — (16,497)
1-day CLICP Semi-Annual 4.93% Semi-Annual
Goldman Sachs
International 11/22/29 CLP 531,751 (7,903) — (7,903)
$ (4,705,159) $ — $ (4,705,159)

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
45
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR minus
0.55% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 03/20/25 USD 26 $ 93 $ — $ 93
1-day SOFR plus 0.30% At Termination
iShares Broad
USD High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 03/20/25 USD 428 9,156 — 9,156
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
0.70%
At
Termination
Goldman Sachs
International 03/20/25 USD 79 19,560 — 19,560
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
0.70% Quarterly
JPMorgan Chase Bank
NA 03/20/25 USD 210 51,832 — 51,832
0.00% ........... Quarterly
Citi Equity US 1W
Volatility Carry
Index Quarterly Citibank NA 12/19/25 USD 2,141 (51,613) — (51,613)
0.00% ........... Quarterly
Goldman Sachs
Systematic Skew
US Series I1D
Excess Return
Index Quarterly
Goldman Sachs
International 12/19/25 USD 359 — — —
1-day SOFR ....... Quarterly
Citi Equity US 1W
Volatility Carry
Index Quarterly Citibank NA 12/19/25 USD 489 — — —
1-day SOFR ....... Quarterly
Citi Equity US 1W
Volatility Carry
Index Quarterly Citibank NA 12/19/25 USD 319 (4,894) — (4,894)
$ 24,134 $ — $ 24,134
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly Barclays Bank plc
(b)
07/25/25 $ 197,668 $ 10,693
(c)
$ 209,296 0 .0%
Monthly Citibank NA
(d)
02/24/28 (133,514,260) 34,559
(e)
(133,474,094) 3 .2
Monthly
JPMorgan Chase
Bank NA
(f)
02/10/25 (32,248,053) 1,866,033
(g)
(30,341,237) 1 .0
$ 1,911,285 $ (163,606,035)
(b) (d) (f)
Range: 20 basis points 10-150 basis points 15-425 basis points
Benchmarks: USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(b) Barclays Bank
(c)
Amount includes $(935) of net dividends and financing fees.
(d) CitiBank NA
(e)
Amount includes $(5,607) of net dividends and financing fees.

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation V.I. Fund
46
(f) JPMChase
(g)
Amount includes $(40,783) of net dividends and financing fees.
The following table represents the individual long positions and related values of equity securities underlying the total return swap with Barclays Bank plc, as of period end, termination date July 25, 2025:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
United States
AMC Networks, Inc. , Class A .. 21,141 $ 209,296 100 .0%
Net Value of Reference Entity — Barclays Bank
plc ................................
$ 209,296
The following table represents the individual short positions and related values of equity securities underlying the total return swap with Citibank NA, as of period end, termination date February 24, 2028:
Shares Value
% of Basket
Value
Reference Entity — Short
Common Stocks
Belgium
D'ieteren Group .......... (2,550) (424,186) 0 .3
UCB SA ............... (10,555) (2,101,119) 1 .6
(2,525,305)
Brazil
BRF SA ................ (31,286) (126,762) 0 .1
Marfrig Global Foods SA .... (95,604) (263,390) 0 .2
Natura & Co. Holding SA .... (71,836) (148,243) 0 .1
NU Holdings Ltd. , Class A .... (179,101) (1,855,486) 1 .4
Suzano SA ............. (16,740) (169,191) 0 .1
(2,563,072)
Canada
Canadian Pacific Kansas City
Ltd. ................ (17,019) (1,232,278) 0 .9
China
Alibaba Group Holding Ltd. ... (32,700) (346,076) 0 .2
Anhui Conch Cement Co. Ltd. ,
Class H .............. (170,000) (432,776) 0 .3
Baidu, Inc. , Class A ........ (47,900) (505,183) 0 .4
China International Capital Corp.
Ltd. , Class H .......... (881,600) (1,431,403) 1 .1
China Overseas Land &
Investment Ltd. ........ (248,000) (391,789) 0 .3
China Railway Group Ltd. , Class
H .................. (1,141,000) (578,113) 0 .4
China Resources Power
Holdings Co. Ltd. ....... (588,897) (1,425,791) 1 .1
CRRC Corp. Ltd. , Class H ... (754,000) (484,852) 0 .4
CSPC Pharmaceutical Group
Ltd. ................ (278,000) (169,468) 0 .1
Longfor Group Holdings Ltd. .. (1,033,000) (1,310,064) 1 .0
New Oriental Education &
Technology Group, Inc. ... (51,900) (331,019) 0 .2
Postal Savings Bank of China
Co. Ltd. , Class H ....... (1,973,000) (1,158,133) 0 .9
(8,564,667)
Denmark
Coloplast A/S , Class B ...... (10,162) (1,113,371) 0 .8
Zealand Pharma A/S ....... (8,036) (799,381) 0 .6
(1,912,752)
Shares Value
% of Basket
Value
Finland
Metso OYJ .............. (2,540) $ (23,646) 0.0%
Neste OYJ .............. (84,959) (1,075,175) 0 .8
(1,098,821)
France
Alstom SA .............. (78,160) (1,743,990) 1 .3
Pernod Ricard SA ......... (2,714) (306,647) 0 .2
Renault SA ............. (26,616) (1,295,770) 1 .0
Teleperformance SE ....... (8,228) (705,742) 0 .5
(4,052,149)
Italy
DiaSorin SpA ............ (6,925) (714,276) 0 .5
Nexi SpA ............... (179,815) (1,000,878) 0 .8
Telecom Italia SpA ........ (936,485) (239,344) 0 .2
(1,954,498)
Japan
Dentsu Group, Inc. ........ (23,400) (562,317) 0 .4
DMG Mori Co. Ltd. ........ (34,956) (556,225) 0 .4
Hoshizaki Corp. .......... (9,500) (373,531) 0 .3
Kadokawa Corp. .......... (16,800) (332,925) 0 .3
Kawasaki Heavy Industries Ltd. (33,400) (1,521,498) 1 .1
Kobayashi Pharmaceutical Co.
Ltd. ................ (14,600) (576,416) 0 .4
Kobe Bussan Co. Ltd. ...... (28,600) (625,197) 0 .5
Koito Manufacturing Co. Ltd. .. (5,200) (65,820) 0.0
Lasertec Corp. ........... (5,400) (506,223) 0 .4
MatsukiyoCocokara & Co. ... (65,300) (950,696) 0 .7
Mercari, Inc. ............. (234,234) (2,643,386) 2 .0
Mitsubishi Heavy Industries Ltd. (51,200) (713,930) 0 .5
MonotaRO Co. Ltd. ........ (22,200) (377,263) 0 .3
Nippon Express Holdings, Inc. . (46,392) (703,399) 0 .5
Nissan Motor Co. Ltd. ...... (326,200) (989,312) 0 .7
NTT Data Group Corp. ...... (40,000) (760,595) 0 .6
Oji Holdings Corp. ......... (62,700) (239,633) 0 .2
Rakuten Bank Ltd. ........ (19,700) (549,920) 0 .4
Rohm Co. Ltd. ........... (70,500) (655,059) 0 .5
Sanrio Co. Ltd. ........... (20,300) (707,629) 0 .5
Seven & i Holdings Co. Ltd. .. (142,900) (2,240,333) 1 .7
Sharp Corp. ............. (14,800) (91,729) 0 .1
Shimano, Inc. ............ (4,500) (605,329) 0 .5
Square Enix Holdings Co. Ltd. . (3,350) (130,081) 0 .1
SUMCO Corp. ........... (230,800) (1,699,722) 1 .3
Sumitomo Chemical Co. Ltd. .. (309,591) (683,212) 0 .5
Taisei Corp. ............. (67) (2,807) 0.0
Tokyo Electric Power Co.
Holdings, Inc. .......... (338,900) (1,013,012) 0 .8
Tokyo Gas Co. Ltd. ........ (20,800) (576,299) 0 .4
(21,453,498)
Mexico
Alfa SAB de CV , Class A .... (151,134) (108,942) 0 .1
Poland
ORLEN SA ............. (92,409) (1,059,252) 0 .8
Singapore
Seatrium Ltd. ............ (93,900) (142,323) 0 .1
South Korea
LG Energy Solution Ltd. ..... (2,178) (508,641) 0 .4
POSCO Future M Co. Ltd. ... (2,848) (269,071) 0 .2
(777,712)

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
47
Shares Value
% of Basket
Value
Spain
Grifols SA , Class A ........ (139,288) $ (1,316,278) 1 .0%
Sweden
Beijer Ref AB , Class B ...... (5,394) (79,605) 0 .1
Switzerland
Avolta AG .............. (10,358) (415,810) 0 .3
Clariant AG (Registered) .... (44,600) (497,791) 0 .4
Georg Fischer AG (Registered) (3,115) (235,822) 0 .2
Sandoz Group AG ......... (40,101) (1,643,844) 1 .2
Swatch Group AG (The) ..... (11,024) (2,003,732) 1 .5
(4,796,999)
Taiwan
Chailease Holding Co. Ltd. ... (88,522) (304,598) 0 .2
Formosa Plastics Corp. ..... (470,000) (508,480) 0 .4
Fubon Financial Holding Co. Ltd. (244,707) (672,947) 0 .5
Innolux Corp. ............ (1,672,000) (730,581) 0 .6
Shin Kong Financial Holding Co.
Ltd. ................ (404,000) (145,235) 0 .1
(2,361,841)
United Kingdom
Coca-Cola Europacific Partners
plc ................. (42,472) (3,262,274) 2 .4
Entain plc .............. (126,021) (1,081,811) 0 .8
JD Sports Fashion plc ...... (782,150) (934,862) 0 .7
Rentokil Initial plc ......... (359,434) (1,794,106) 1 .4
(7,073,053)
United States
Air Products & Chemicals, Inc. (8,360) (2,424,734) 1 .8
Albemarle Corp. .......... (48,211) (4,150,003) 3 .1
Align Technology, Inc. ...... (3,895) (812,146) 0 .6
APA Corp. .............. (141,319) (3,263,056) 2 .4
Axon Enterprise, Inc. ....... (3,810) (2,264,359) 1 .7
Blackstone, Inc. .......... (3,172) (546,916) 0 .4
Celanese Corp. .......... (14,790) (1,023,616) 0 .8
Charles River Laboratories
International, Inc. ....... (7,429) (1,371,393) 1 .0
Charter Communications, Inc. ,
Class A .............. (9,947) (3,409,533) 2 .6
Corteva, Inc. ............ (58,763) (3,347,141) 2 .5
Deere & Co. ............. (2,432) (1,030,438) 0 .8
Diamondback Energy, Inc. ... (17,308) (2,835,570) 2 .1
Enphase Energy, Inc. ....... (16,811) (1,154,580) 0 .9
FedEx Corp. ............ (6,844) (1,925,423) 1 .4
First Solar, Inc. ........... (10,980) (1,935,115) 1 .4
Fiserv, Inc. .............. (11,981) (2,461,137) 1 .8
GE HealthCare Technologies,
Inc. ................. (36,770) (2,874,679) 2 .2
Humana, Inc. ............ (4,501) (1,141,949) 0 .9
Kenvue, Inc. ............. (131,161) (2,800,287) 2 .1
Lamb Weston Holdings, Inc. .. (60,418) (4,037,735) 3 .0
Las Vegas Sands Corp. ..... (35,290) (1,812,494) 1 .4
LKQ Corp. .............. (31,452) (1,155,861) 0 .9
Martin Marietta Materials, Inc. . (842) (434,893) 0 .3
Molina Healthcare, Inc. ..... (1,379) (401,358) 0 .3
Norfolk Southern Corp. ..... (5,644) (1,324,647) 1 .0
O'Reilly Automotive, Inc. .... (590) (699,622) 0 .5
Palantir Technologies, Inc. , Class
A .................. (4,481) (338,898) 0 .3
Parker-Hannifin Corp. ...... (6,084) (3,869,607) 2 .9
Smurfit WestRock plc ...... (94,085) (5,067,418) 3 .8
Standardaero, Inc. ........ (74,648) (1,848,284) 1 .4
Starbucks Corp. .......... (19,280) (1,759,300) 1 .3
Shares Value
% of Basket
Value
United States (continued)
Take-Two Interactive Software,
Inc. ................. (4,738) $ (872,171) 0 .6%
Tapestry, Inc. ............ (30,626) (2,000,797) 1 .5
Target Corp. ............. (7,930) (1,071,977) 0 .8
Walgreens Boots Alliance, Inc. (314,460) (2,933,912) 2 .2
(70,401,049)
Total Reference Entity — Short ............ (133,474,094)
Net Value of Reference Entity — Citibank NA ..
$ (133,474,094)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase
Bank NA, as of period end, termination date February 10, 2025:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Saudi Arabia
Dr Soliman Abdel Kader Fakeeh
Hospital Co. ........... 16,409 292,165 ( 1 .0 )
Rasan Information Technology
Co. ................. 15,146 348,143 ( 1 .1 )
United International Holding Co. 548 26,252 ( 0 .1 )
666,560
United Arab Emirates
Talabat Holding plc ........ 2,753,429 1,049,482 ( 3 .5 )
United States
AMC Networks, Inc. , Class A .. 44,646 441,996 ( 1 .5 )
Eagle Bancorp, Inc. ........ 8,126 211,520 ( 0 .7 )
Flagstar Financial, Inc. ...... 80,132 747,632 ( 2 .5 )
Informatica, Inc. , Class A .... 22,499 583,399 ( 1 .9 )
Paramount Global , Class B ... 5,046 52,781 ( 0 .2 )
2,037,328
Total Reference Entity — Long ............ 3,753,370
Reference Entity — Short
Investment Companies
United States
iShares iBoxx $ Investment
Grade Corporate Bond ETF (52,158) (5,572,561) 18 .4
SPDR S&P Oil & Gas Exploration
& Production ETF ....... (15,692) (2,077,150) 6 .9
(7,649,711)
Common Stocks
Australia
CAR Group Ltd. .......... (3,692) (82,161) 0 .3
Dexus ................. (181,327) (744,808) 2 .4
IDP Education Ltd. ........ (26,335) (205,113) 0 .7
Lynas Rare Earths Ltd. ..... (207,243) (817,239) 2 .7
Mineral Resources Ltd. ..... (67,884) (1,432,686) 4 .7
Pro Medicus Ltd. .......... (7,842) (1,211,374) 4 .0
SEEK Ltd. .............. (58,459) (813,522) 2 .7
Treasury Wine Estates Ltd. ... (168,477) (1,180,131) 3 .9
WiseTech Global Ltd. ....... (25,548) (1,907,239) 6 .3
(8,394,273)
Brazil
BRF SA ................ (46,993) (190,403) 0 .6
Cosan SA .............. (372,981) (500,847) 1 .6

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation V.I. Fund
48
Shares Value
% of Basket
Value
Brazil (continued)
Localiza Rent a Car SA ..... (185,310) $ (965,202) 3 .2%
Marfrig Global Foods SA .... (40,432) (111,390) 0 .4
Natura & Co. Holding SA .... (202,628) (418,148) 1 .4
Suzano SA ............. (73,378) (741,631) 2 .4
(2,927,621)
Canada
Power Corp. of Canada ..... (5,563) (173,533) 0 .6
China
China International Capital Corp.
Ltd. , Class H .......... (10,400) (16,886) 0 .1
China Resources Power
Holdings Co. Ltd. ....... (5,599) (13,556) 0.0
PICC Property & Casualty Co.
Ltd. , Class H .......... (720,000) (1,132,417) 3 .7
Shandong Gold Mining Co. Ltd. ,
Class H .............. (237,000) (381,636) 1 .3
(1,544,495)
Finland
Metso OYJ .............. (19,463) (181,192) 0 .6
France
Sartorius Stedim Biotech .... (5,411) (1,056,386) 3 .5
Italy
Telecom Italia SpA ........ (3,612,812) (923,353) 3 .0
Japan
Kansai Electric Power Co., Inc.
(The) ............... (48,200) (534,243) 1 .8
Mercari, Inc. ............. (24,005) (270,902) 0 .9
Nissan Motor Co. Ltd. ...... (115,500) (350,293) 1 .1
Rakuten Group, Inc. ....... (61) (329) 0.0
Rohm Co. Ltd. ........... (21,100) (196,053) 0 .6
Sharp Corp. ............. (128,700) (797,672) 2 .6
Shinko Electric Industries Co.
Ltd. ................ (33,300) (1,203,805) 4 .0
Square Enix Holdings Co. Ltd. . (21,046) (817,218) 2 .7
SUMCO Corp. ........... (2,600) (19,148) 0 .1
(4,189,663)
Mexico
Alfa SAB de CV , Class A .... (366,880) (264,458) 0 .9
Poland
InPost SA .............. (27,609) (471,345) 1 .6
Shares Value
% of Basket
Value
Singapore
SATS Ltd. .............. (203,500) $ (542,433) 1 .8%
Seatrium Ltd. ............ (126,900) (192,341) 0 .6
(734,774)
South Africa
Impala Platinum Holdings Ltd. . (224,140) (1,047,954) 3 .5
South Korea
POSCO Future M Co. Ltd. ... (3,769) (356,084) 1 .2
POSCO Holdings, Inc. ...... (1,587) (270,717) 0 .9
(626,801)
Sweden
Beijer Ref AB , Class B ...... (31,123) (459,315) 1 .5
Switzerland
Bachem Holding AG ....... (5,264) (336,644) 1 .1
Tecan Group AG (Registered) . (2,487) (554,262) 1 .8
(890,906)
Taiwan
Chailease Holding Co. Ltd. ... (874) (3,007) 0.0
United Kingdom
DS Smith plc ............ (168,307) (1,138,312) 3 .7
United States
Albemarle Corp. .......... (873) (75,148) 0 .3
Atlantic Union Bankshares Corp. (3,650) (138,262) 0 .5
Brandywine Realty Trust .... (1,273) (7,129) 0.0
Celanese Corp. .......... (1,785) (123,540) 0 .4
Community Financial System,
Inc. ................. (3,473) (214,215) 0 .7
CVB Financial Corp. ....... (8,831) (189,072) 0 .6
Enphase Energy, Inc. ....... (383) (26,304) 0 .1
Lamb Weston Holdings, Inc. .. (2,318) (154,912) 0 .5
Provident Financial Services,
Inc. ................. (12,456) (235,045) 0 .8
ServisFirst Bancshares, Inc. .. (2,996) (253,881) 0 .8
(1,417,508)
Total Reference Entity — Short ............ (34,094,607)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................
$ (30,341,237)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .05%
1-day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0 .04
1-day ESTR ......................................... Euro Short-Term Rate 2 .90
1-day IBR ........................................... Colombian Reference Banking Indicator 8 .96
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 7 .15
1-day MXIBTIIE ....................................... Mexico Interbank TIIE 1-day 10 .20
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .53
1-day SONIA ......................................... Sterling Overnight Index Average 4 .70
1-day TONAR ........................................ Tokyo Overnight Average Rate 0 .23
28-day MXIBTIIE ...................................... Mexico Interbank TIIE 28-day 10 .25
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 7 .75
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2 .57
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3 .79
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 5 .70

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
49
Derivative Financial Instruments Categorized by Risk Exposure
Balances Reported in the Consolidated Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 1,752,697 $ (400,474) $ 35,883,996 $ (6,404,803) $ —
OTC Swaps ..................................................... 433,366 (68,005) 3,845,370 (6,849,888) —
Options Written ................................................... N/A N/A 3,697,562 (4,746,605) (10,228,475)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 7,595,135 $ — $ 8,745,726 $ — $ 16,340,861
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 6,751,489 — — 6,751,489
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ — 12,663 9,239,800 382,697 175,217 — 9,810,377
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 786,470 — — 34,961,289 136,237 35,883,996
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 512,397 1,991,926 — 1,774,413 — 4,278,736
$ — $ 1,311,530 $ 18,826,861 $ 7,134,186 $ 45,656,645 $ 136,237 $ 73,065,459
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 1,525,207 $ — $ 10,456,413 $ — $ 11,981,620
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 21,526,322 — — 21,526,322
Options written
(b)
Options written at value ..................... — 1,539 5,157,515 514,462 4,554,959 — 10,228,475
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 78,997 — — 6,325,806 — 6,404,803
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 381,814 56,507 — 6,479,572 — 6,917,893
$ — $ 462,350 $ 6,739,229 $ 22,040,784 $ 27,816,750 $ — $ 57,059,113
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Consolidated
Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation V.I. Fund
50
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended December 31, 2024, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (20,772,384) $ — $ (8,260,494) $ — $ (29,032,878)
Forward foreign currency exchange contracts .... — — — (42,685,816) — — (42,685,816)
Options purchased
(a)
..................... — (759,666) 19,075,131 (4,856,600) (8,428,379) — 5,030,486
Options written ........................ — 140,994 20,641,639 1,684,329 11,922,259 — 34,389,221
Swaps .............................. — 14,260,027 (158,361) — (41,354,527) 104,832 (27,148,029)
$ — $ 13,641,355 $ 18,786,025 $ (45,858,087) $ (46,121,141) $ 104,832 $ (59,447,016)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 7,610,183 $ — $ 4,824,607 $ — $ 12,434,790
Forward foreign currency exchange contracts .... — — — (19,267,883) — — (19,267,883)
Options purchased
(b)
..................... — 16,818 (9,719,271) 949,690 (7,096,584) 205,460 (15,643,887)
Options written ........................ — 1,383 (588,242) (134,049) (825,017) — (1,545,925)
Swaps .............................. — (1,987,105) 6,355,731 — 1,098,943 81,233 5,548,802
$ — $ (1,968,904) $ 3,658,401 $ (18,452,242) $ (1,998,051) $ 286,693 $ (18,474,103)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,293,104,692
Average notional value of contracts — short ................................................................................. 1,954,467,036
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 450,726,143
Average amounts sold — in USD ........................................................................................ 874,677,305
Options
Average value of option contracts purchased ................................................................................ 15,641,687
Average value of option contracts written ................................................................................... 7,106,126
Average notional value of swaption contracts purchased ......................................................................... 396,412,561
Average notional value of swaption contracts written ........................................................................... 1,450,354,746
Credit default swaps
Average notional value — buy protection ................................................................................... 35,426,034
Average notional value — sell protection ................................................................................... 30,518,748
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... 476,478,470
Average notional value — receives fixed rate ................................................................................ 3,289,066,861
Inflation swaps
Average notional value — receives fixed rate ................................................................................ 3,707,715
Total return swaps
Average notional value ............................................................................................... 177,655,458
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 2,920,750 $ 588,150
Forward f oreign currency exchange contracts ................................................................. 6,751,489 21,526,322
Options
(a) (b)
........................................................................................ 9,810,377 10,228,475
Swaps — centrally cleared .............................................................................. — 117,841
Swaps — OTC
(c)
..................................................................................... 4,278,736 6,917,893
Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities ....................................
$ 23,761,352 $ 39,378,681
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(11,510,500) (5,803,857)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 12,250,852 $ 33,574,824

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
51
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Consolidated Statement of Assets and Liabilities and reported in the Consolidated Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Consolidated Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA .............................. $ 159,605 $ (159,605) $ — $ — $ —
Bank of New York Mellon ........................... 122,708 (122,708) — — —
Barclays Bank plc ................................ 1,420,328 (1,031,952) — — 388,376
BNP Paribas SA ................................. 593,270 (593,270) — — —
Canadian Imperial Bank of Commerce .................. 34,049 — — — 34,049
Citibank NA .................................... 773,555 (773,555) — — —
Deutsche Bank AG ............................... 1,178,999 (1,178,999) — — —
Goldman Sachs International ........................ 2,117,446 (2,117,446) — — —
HSBC Bank plc .................................. 166,127 (166,127) — — —
JPMorgan Chase Bank NA .......................... 3,199,635 (3,199,635) — — —
Morgan Stanley & Co. International plc .................. 301,489 (301,489) — — —
Natwest Markets plc .............................. 180,627 — — — 180,627
Nomura International plc ........................... 17,964 — — — 17,964
Societe Generale SA .............................. 54,034 (54,034) — — —
Standard Chartered Bank ........................... 55,117 (55,117) — — —
State Street Bank and Trust Co. ...................... 474,876 — — — 474,876
Toronto Dominion Bank ............................ 48,594 (48,594) — — —
UBS AG ...................................... 1,352,429 (732,764) — — 619,665
$ 12,250,852 $ (10,535,295) $ — $ — $ 1,715,557
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(d)
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(b)(e)
Bank of America NA .............................. $ 2,261,503 $ (159,605) $ (1,451,600) $ — $ 650,298
Bank of New York Mellon ........................... 632,317 (122,708) — — 509,609
Barclays Bank plc ................................ 1,031,952 (1,031,952) — — —
BNP Paribas SA ................................. 4,454,411 (593,270) (3,192,000) — 669,141
Citibank NA .................................... 918,519 (773,555) — — 144,964
Commonwealth Bank of Australia ..................... 15,373 — — — 15,373
Deutsche Bank AG ............................... 1,513,773 (1,178,999) (334,774) — —
Goldman Sachs International ........................ 9,468,983 (2,117,446) (1,520,000) — 5,831,537
HSBC Bank plc .................................. 584,316 (166,127) (351,000) — 67,189
JPMorgan Chase Bank NA .......................... 4,580,290 (3,199,635) (1,276,000) — 104,655
Morgan Stanley & Co. International plc .................. 1,142,952 (301,489) (411,000) — 430,463
Royal Bank of Canada ............................. 280,041 — — — 280,041
Societe Generale SA .............................. 4,012,196 (54,034) — — 3,958,162
Standard Chartered Bank ........................... 1,793,149 (55,117) — — 1,738,032
Toronto Dominion Bank ............................ 152,285 (48,594) — — 103,691
UBS AG ...................................... 732,764 (732,764) — — —
$ 33,574,824 $ (10,535,295) $ (8,536,374) $ — $ 14,503,155
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation V.I. Fund
52
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities
Cayman Islands ........................................ $ — $ 12,192,526 $ — $ 12,192,526
Ireland .............................................. — 13,348,192 — 13,348,192
United Kingdom ........................................ — 681,347 — 681,347
United States .......................................... — 44,944,662 5,588,774 50,533,436
Common Stocks
Australia ............................................. — 20,307,735 47 20,307,782
Belgium ............................................. — 3,239,678 — 3,239,678
Brazil ............................................... 3,986,054 6,681,450 — 10,667,504
Cambodia ............................................ — 93,397 — 93,397
Canada ............................................. 53,278,758 — — 53,278,758
Cayman Islands ........................................ — — 390,595 390,595
China ............................................... 2,638,723 45,924,769 — 48,563,492
Colombia ............................................ 128,435 — — 128,435
Czech Republic ........................................ 122,697 137,175 — 259,872
Denmark ............................................. 1,140,871 27,820,416 — 28,961,287
Finland .............................................. 688,273 323,288 — 1,011,561
France .............................................. 653,206 82,244,328 — 82,897,534
Georgia ............................................. 119,108 — — 119,108
Germany ............................................ 3,067,973 24,045,157 — 27,113,130
Greece .............................................. 221,631 110,149 — 331,780
Hong Kong ........................................... — 10,275,700 — 10,275,700
Hungary ............................................. — 412,297 — 412,297
India ............................................... — 5,410,695 — 5,410,695
Indonesia ............................................ 1,614,544 1,866,687 — 3,481,231
Ireland .............................................. — 1,733,763 — 1,733,763
Israel ............................................... 1,679,536 — — 1,679,536
Italy ................................................ 299,155 57,118,847 — 57,418,002
Japan ............................................... — 130,143,620 — 130,143,620
Jordan .............................................. — 510,030 — 510,030
Kazakhstan ........................................... 314,437 142,074 — 456,511
Macau .............................................. — 1,040,363 — 1,040,363
Malaysia ............................................. — 343,895 — 343,895
Mexico .............................................. 5,004,046 — — 5,004,046
Netherlands ........................................... 6,630,303 55,864,365 — 62,494,668
Norway .............................................. — 4,036,550 — 4,036,550
Peru ................................................ 1,940,259 — — 1,940,259
Philippines ........................................... 166,358 548,917 — 715,275
Poland .............................................. — 1,536,075 — 1,536,075
Portugal ............................................. 204,015 — — 204,015
Romania ............................................. — 82,586 — 82,586
Saudi Arabia .......................................... 547,504 1,143,301 — 1,690,805
Singapore ............................................ 278,088 542,753 — 820,841
South Africa ........................................... 263,991 1,023,053 — 1,287,044
South Korea .......................................... 1,542,798 8,954,776 — 10,497,574
Spain ............................................... — 21,535,847 — 21,535,847
Sweden ............................................. — 6,173,957 — 6,173,957
Switzerland ........................................... 12,864,355 21,377,137 — 34,241,492
Taiwan .............................................. — 49,096,979 — 49,096,979
Thailand ............................................. 558,354 164,513 — 722,867
Turkey .............................................. 237,682 278,298 — 515,980
United Arab Emirates .................................... — — 4 4
United Kingdom ........................................ 1,334,704 102,605,413 — 103,940,117
United States .......................................... 1,894,578,229 25,720,511 32,335,162 1,952,633,902
Corporate Bonds

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
53
Level 1 Level 2 Level 3 Total
Argentina ............................................ $ — $ 134,123 $ — $ 134,123
Australia ............................................. — 620,002 6,602,670 7,222,672
Austria .............................................. — 1,972,823 — 1,972,823
Belgium ............................................. — 676,626 — 676,626
Brazil ............................................... — 1,600,607 — 1,600,607
Canada ............................................. — 14,192,906 — 14,192,906
Chile ............................................... — 874,803 — 874,803
China ............................................... — 372,681 — 372,681
Colombia ............................................ — 427,443 — 427,443
Costa Rica ........................................... — 220,226 — 220,226
Cyprus .............................................. — 204,525 — 204,525
Czech Republic ........................................ — 1,132,756 — 1,132,756
Finland .............................................. — 355,360 — 355,360
France .............................................. — 22,210,423 1,773,895 23,984,318
Germany ............................................ — 18,231,978 2,636,858 20,868,836
Ghana .............................................. — 188,206 — 188,206
Greece .............................................. — 750,446 — 750,446
Guatemala ........................................... — 198,282 — 198,282
Hong Kong ........................................... — 4,641,632 — 4,641,632
India ............................................... — 2,392,093 1 2,392,094
Indonesia ............................................ — 594,670 — 594,670
Ireland .............................................. — 1,187,954 — 1,187,954
Israel ............................................... — 3,301,992 — 3,301,992
Italy ................................................ — 18,007,129 2,598,081 20,605,210
Japan ............................................... — 3,728,182 — 3,728,182
Jersey, Channel Islands ................................... — 6,405,290 8,253,952 14,659,242
Kuwait .............................................. — 261,159 — 261,159
Luxembourg .......................................... — 15,966,508 278,718 16,245,226
Macau .............................................. — 1,583,158 — 1,583,158
Malaysia ............................................. — 774,570 — 774,570
Mexico .............................................. — 620,155 — 620,155
Netherlands ........................................... — 10,030,053 — 10,030,053
Panama ............................................. — 196,916 — 196,916
Peru ................................................ — 496,572 — 496,572
Portugal ............................................. — 632,679 — 632,679
Slovenia ............................................. — 1,328,278 — 1,328,278
South Africa ........................................... — 383,624 — 383,624
South Korea .......................................... — 2,078,892 — 2,078,892
Spain ............................................... — 7,793,540 — 7,793,540
Sweden ............................................. — 5,754,780 — 5,754,780
Switzerland ........................................... — 1,564,468 — 1,564,468
Thailand ............................................. — 1,053,366 — 1,053,366
Ukraine ............................................. — 909,281 — 909,281
United Arab Emirates .................................... — 1,267,431 — 1,267,431
United Kingdom ........................................ — 61,297,268 2,154,060 63,451,328
United States .......................................... — 135,958,548 46,972,888 182,931,436
Uzbekistan ........................................... — 197,876 — 197,876
Zambia .............................................. — 2,246,755 — 2,246,755
Fixed Rate Loan Interests .................................. — — 5,395,487 5,395,487
Floating Rate Loan Interests
Belgium ............................................. — 1,082,821 — 1,082,821
Canada ............................................. — 456,927 — 456,927
Finland .............................................. — 2,596,913 — 2,596,913
France .............................................. — 11,328,483 — 11,328,483
Germany ............................................ — 14,867,616 — 14,867,616
Jersey, Channel Islands ................................... — — 2,910,831 2,910,831
Luxembourg .......................................... — 5,178,701 6,317,491 11,496,192
Netherlands ........................................... — 22,308,583 5,212,308 27,520,891
New Zealand .......................................... — — 2,391,129 2,391,129
Norway .............................................. — 1,059,693 — 1,059,693
Spain ............................................... — 7,790,536 444,323 8,234,859
Sweden ............................................. — 4,861,057 — 4,861,057
United Kingdom ........................................ — 15,405,629 15,500,149 30,905,778
United States .......................................... — 45,239,095 19,004,143 64,243,238
Fair Value Hierarchy as of Period End (continued)

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation V.I. Fund
54
Level 1 Level 2 Level 3 Total
Foreign Agency Obligations ................................. $ — $ 5,136,394 $ — $ 5,136,394
Foreign Government Obligations .............................. — 119,115,053 — 119,115,053
Investment Companies .................................... 80,400,209 — — 80,400,209
Municipal Bonds ......................................... — 3,060,618 — 3,060,618
Non-Agency Mortgage-Backed Securities
Bermuda ............................................. — 1,001,516 — 1,001,516
Cayman Islands ........................................ — 892,699 — 892,699
United States .......................................... — 85,205,191 10,505,412 95,710,603
Preferred Securities
Brazil ............................................... — 5,465,166 4,390,874 9,856,040
China ............................................... — — 14,842,698 14,842,698
Germany ............................................ 1,556,358 — — 1,556,358
India ............................................... — — — —
Israel ............................................... — — 4,508,544 4,508,544
Sweden ............................................. — — — —
United Kingdom ........................................ — — 2,571,083 2,571,083
United States .......................................... 4,943,947 776,380 76,186,835 81,907,162
U.S. Government Sponsored Agency Securities .................... — 480,239 — 480,239
U.S. Treasury Obligations ................................... — 49,184,488 — 49,184,488
Warrants .............................................. 70,085 815,661 1,275,745 2,161,491
Short-Term Securities
Foreign Government Obligations .............................. — 4,219,226 — 4,219,226
Money Market Funds ...................................... 179,560,230 — — 179,560,230
Options Purchased
Credit contracts .......................................... — 12,663 — 12,663
Equity contracts .......................................... 8,581,156 658,644 — 9,239,800
Foreign currency exchange contracts ........................... — 382,697 — 382,697
Interest rate contracts ...................................... 8,594 166,623 — 175,217
$ 2,271,224,666 $ 1,557,545,618 $ 281,042,757 $ 4,109,813,041
Investments valued at NAV
(a)
...................................... 7,259,525
$ 4,117,072,566
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 865,501 $ — $ 865,501
Equity contracts ........................................... 6,951,206 2,635,855 — 9,587,061
Foreign currency exchange contracts ............................ — 6,751,489 — 6,751,489
Interest rate contracts ....................................... 8,745,726 36,735,702 — 45,481,428
Other contracts ........................................... — 136,237 — 136,237
Liabilities
Credit contracts ........................................... — (394,345) — (394,345)
Equity contracts ........................................... (6,402,298) (336,931) — (6,739,229)
Foreign currency exchange contracts ............................ — (22,040,784) — (22,040,784)
Interest rate contracts ....................................... (10,456,413) (17,360,337) — (27,816,750)
$ (1,161,779) $ 6,992,387 $ — $ 5,830,608
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
55
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Investments
Assets/Liabilities
Opening balance, as of December 31, 2023 ........................................... $ 12,205,640 $ 25,177,548 $ 57,745,913 $ 7,693,976 $ 66,362,191
Transfers into Level 3 ......................................................... — — 27,745 — —
Transfers out of Level 3 ........................................................ (6,930,238) — — — —
Accrued discounts/premiums ..................................................... — — 2,017,697 15,606 54,518
Net realized gain (loss) ........................................................ — (1,806,890) (20,317,807) 3,626 (477,901)
Net change in unrealized appreciation (depreciation)
(a) (b)
................................... 313,372 4,858,183 12,746,154 155,098 (1,131,200)
Purchases ................................................................. — 4,795,469 26,758,311 1,854,811 35,131,671
Sales .................................................................... — (298,502) (7,706,890) (4,327,630) (48,158,905)
Closing balance, as of December 31, 2024 ............................................
$ 5,588,774 $ 32,725,808 $ 71,271,123 $ 5,395,487 $ 51,780,374
Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2024
(b)
.....
$ 313,372 $ 3,108,972 $ (7,959,816) $ 7,203 $ (2,681,014)
Non-Agency
Mortgage-
Backed
Securities
Other
Interests
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests Warrants Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2023 ............................... $ 14,105,709 $ 6,325,742 $ 99,073,801 $ (12,114) $ 613,042 $ 289,291,448
Transfers into Level 3 ............................................. — — 1,906,990 — — 1,934,735
Transfers out of Level 3 ............................................ — — — — (7,002) (6,937,240)
Accrued discounts/premiums ......................................... 88,212 — — — — 2,176,033
Net realized gain (loss) ............................................ 16,385 (673,016) 12,501 — — (23,243,102)
Net change in unrealized appreciation (depreciation)
(a) (b)
....................... 410,303 958,807 (14,780,443) 12,114 669,705 4,212,093
Purchases ..................................................... 191,199 — 20,465,771 — — 89,197,232
Sales ........................................................ (4,306,396) (6,611,533) (4,178,586) — — (75,588,442)
Closing balance, as of December 31, 2024 ................................
$ 10,505,412
$ —
$ 102,500,034 $ — $ 1,275,745 $ 281,042,757
Net change in unrealized appreciation (depreciation) on investments still held at December
31, 2024
(b)
...................................................
$ 410,303
$ —
$ (15,645,116) $ — $ 837,133 $ (21,608,963)
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statement of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

2024
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Global Allocation V.I. Fund
56
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)
The Fund valued certain of its Level 3 Preferred Stocks using recent transactions as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transaction prices, for which inputs are unobservable, is $21,272,854 as of December 31, 2024.
See notes to consolidated financial statements.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $28,379,370.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Asset Backed Securities ........................ $ 5,588,774 Income Discount Rate 8% —
Common Stocks ............................. 32,597,688 Market Revenue Multiple 1.10x – 21.00x 4.66x
Volatility 38% – 75% 45%
Time to Exit 0.5 – 5.3 years 1.4 years
EBITDA Multiple 22.95x —
Gross Profit Multiple 10.00x —
Discount for lack of
Marketability 8% —
Income Discount Rate 15% —
Corporate Bonds ............................. 62,738,450 Income Discount Rate 7% – 34% 13%
Total Gross
Bid Value 42% —
Market Revenue Multiple 1.13x —
Volatility 50% – 95% 52%
Time to Exit 1.0 year —
Fixed Rate Loan Interests ....................... 5,395,487 Income Discount Rate 8% – 12% 9%
Floating Rate Loan Interests ...................... 40,009,663 Income Discount Rate 5% – 16% 9%
Non-Agency Mortgage-Backed Securities .............. 2,743,064 Income Discount Rate 9% —
Preferred Stocks
(b)
............................ 102,314,517 Market Revenue Multiple 1.13x – 24.00x 13.02x
EBITDAR Multiple 9.50x —
Volatility 38% – 95% 71%
Time to Exit 0.5 – 5.0 years 2.0 years
Market Adjustment
Multiple 1.00x – 1.80x 1.33x
Gross Profit Multiple 17.75x —
Direct Profit Multiple 4.00x —
Income Discount Rate 9% – 15% 11%
Warrants .................................. 1,275,744 Market Revenue Multiple 3.10x – 9.75x 7.95x
Volatility 40% – 75% 61%
Time to Exit 0.5 – 5.3 years 3.3 years
Discount for lack of
Marketability 8% —
$ 252,663,387

Consolidated Statement of Assets and Liabilities
December 31, 2024
57
Consolidated Statement of Assets and Liabilities
BlackRock
Global
Allocation V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 3,910,574,722
Investments, at value — affiliated
(c)
.......................................................................................... 206,497,844
Cash ............................................................................................................. 22,279,757
Cash held for investments sold short ......................................................................................... 2,571,653
Cash pledged: –
Futures contracts .................................................................................................... 36,195,000
Centrally cleared swaps ................................................................................................ 47,131,000
Foreign currency, at value
(d)
............................................................................................... 9,417,898
Receivables: –
Investments sold .................................................................................................... 3,291,095
Securities lending income — affiliated ...................................................................................... 28,242
Swaps .......................................................................................................... 8,499,226
Capital shares sold ................................................................................................... 807,988
Dividends — unaffiliated ............................................................................................... 2,662,128
Dividends — affiliated ................................................................................................. 519,178
Interest — unaffiliated ................................................................................................. 11,553,910
Variation margin on futures contracts ....................................................................................... 2,920,750
Swap premiums paid ................................................................................................... 433,366
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 6,751,489
OTC swaps ........................................................................................................ 3,845,370
Prepaid e xpenses ..................................................................................................... 47,417
Other assets ......................................................................................................... 39,490
Total a ssets .........................................................................................................
4,276,067,523
LIABILITIES
Cash received: –
Collateral — OTC derivatives ............................................................................................ 6,912,681
Collateral on securities loaned ............................................................................................. 60,106,052
Options written, at value
(e)
................................................................................................ 10,228,475
Payables: –
Investments purchased ................................................................................................ 22,695,332
Capital shares redeemed ............................................................................................... 1,476,372
Deferred foreign capital gain tax .......................................................................................... 40,183
Distribution fees ..................................................................................................... 784,137
Interest expense .................................................................................................... 6,192
Investment advisory fees .............................................................................................. 2,314,866
Directors' and Officer's fees ............................................................................................. 2,903
Professional fees .................................................................................................... 309,206
Transfer agent fees .................................................................................................. 2,408,798
Variation margin on futures contracts ....................................................................................... 588,150
Variation margin on centrally cleared swaps .................................................................................. 117,841
Other accrued expenses ............................................................................................... 1,063,123
Swap premiums received ................................................................................................ 68,005
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 21,526,322
OTC swaps ........................................................................................................ 6,849,888
Total li abilities ........................................................................................................
137,498,526
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 4,138,568,997

Consolidated Statement of Assets and Liabilities
(continued)
December 31, 2024
2024
BlackRock Annual Financial Statements and Additional Information
58
See notes to consolidated financial statements.
BlackRock
Global
Allocation V.I.
Fund
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 3,998,088,121
Accumulated earnings .................................................................................................. 140,480,876
NET ASSETS ........................................................................................................
$ 4,138,568,997
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 3,712,569,040
(b)
  Securities loaned, at value ...................................................................................... $ 58,261,242
(c)
  Investments, at cost — affiliated ................................................................................... $ 242,002,246
(d)
  Foreign currency, at cost ....................................................................................... $ 9,450,888
(e)
  Premiums received ........................................................................................... $ 9,179,432

Consolidated Statement of Assets and Liabilities
(continued)
December 31, 2024
59
Consolidated Statement of Assets and Liabilities
See notes to consolidated financial statements.
BlackRock
Global Allocation
V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 727,552,922
Shares outstanding ...................................................................................................
44,136,725
Net asset value .....................................................................................................
$ 16.48
Shares authorized ...................................................................................................
400 million
Par value ......................................................................................................... $ 0.10
Class II
Net assets .........................................................................................................
$ 199,675,055
Shares outstanding ...................................................................................................
12,204,736
Net asset value .....................................................................................................
$ 16.36
Shares authorized ...................................................................................................
200 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 3,211,341,020
Shares outstanding ...................................................................................................
249,020,363
Net asset value .....................................................................................................
$ 12.90
Shares authorized ...................................................................................................
1.5 billion
Par value ......................................................................................................... $ 0.10

Consolidated Statement of Operations

Year Ended December 31, 2024
2024
BlackRock Annual Financial Statements and Additional Information
60
See notes to consolidated financial statements.
BlackRock
Global
Allocation V.I.
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 50,244,569
Dividends — affiliated ................................................................................................. 13,289,097
Interest — unaffiliated ................................................................................................. 85,574,565
Securities lending income — affiliated — net ................................................................................. 330,744
Foreign taxes withheld ................................................................................................ (2,647,497)
Total investment income .................................................................................................
146,791,478
EXPENSES
Investment advisory .................................................................................................. 28,770,065
Distribution — class specific ............................................................................................ 8,686,403
Transfer agent — class specific .......................................................................................... 8,530,322
Custodian ......................................................................................................... 654,404
Accounting services .................................................................................................. 428,658
Professional ....................................................................................................... 279,916
Printing and postage ................................................................................................. 83,175
Directors and Officer ................................................................................................. 44,181
Transfer agent ...................................................................................................... 4,136
Miscellaneous ...................................................................................................... 228,160
Total expenses excluding dividend expense and interest expense .....................................................................
47,709,420
Dividends expense — unaffiliated ......................................................................................... 29,704
Interest expense .................................................................................................... 75,108
Total expenses .......................................................................................................
47,814,232
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (331,427)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (5,432,045)
Total expenses after fees waived and/or reimbursed ..............................................................................
42,050,760
Net investment income ..................................................................................................
104,740,718
REALIZED AND UNREALIZED GAIN (LOSS) $ 284,742,200
Net realized gain (loss) from: $ –
Investments — unaffiliated
(a)
.......................................................................................... 393,063,103
Investments — affiliated ............................................................................................. (20,652,150)
Forward foreign currency exchange contracts ............................................................................... (42,685,816)
Foreign currency transactions ......................................................................................... (3,034,002)
Futures contracts .................................................................................................. (29,032,878)
Options written ................................................................................................... 34,389,221
Short sales — unaffiliated ............................................................................................ (1,532,845)
Swaps ......................................................................................................... (27,148,029)
A
303,366,604
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(b)
.......................................................................................... (28,191,321)
Investments — affiliated ............................................................................................. 9,843,513
Forward foreign currency exchange contracts ............................................................................... (19,267,883)
Foreign currency translations .......................................................................................... 1,133,673
Futures contracts .................................................................................................. 12,434,790
Options written ................................................................................................... (1,545,925)
Short sales — unaffiliated ............................................................................................ 1,407,833
Swaps ......................................................................................................... 5,548,802
Unfunded floating rate loan interests ..................................................................................... 12,114
A
(18,624,404)
Net realized and unrealized gain ...........................................................................................
284,742,200
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 389,482,918
(a)
Net of foreign capital gain tax and capital gain tax refund, if applicable of ............................................................... $ (39,320)
(b)
Net of reduction in deferred foreign capital gain tax of ............................................................................ $ 18,472

Consolidated Statements of Changes in Net Assets
61
Consolidated Statements of Changes in Net Assets
BlackRock Global Allocation V.I. Fund
Year Ended
12/31/24
Year Ended
12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 104,740,718  $ 112,792,623
Net realized gain .................................................................................. 303,366,604  27,124,214
Net change in unrealized appreciation (depreciation) .......................................................... (18,624,404) 388,688,004
Net increase in net assets resulting from operations ............................................................. 389,482,918  528,604,841
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ (56,833,571) (19,059,572)
Class II ....................................................................................... (15,016,735) (3,924,454)
Class III ....................................................................................... (301,164,771) (82,516,154)
Decrease in net assets resulting from distributions to shareholders ................................................... (373,015,077) (105,500,180)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (374,887,257) (419,758,066)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (358,419,416) 3,346,595
Beginning of year .................................................................................... 4,496,988,413  4,493,641,818
End of year ........................................................................................
$ 4,138,568,997  $ 4,496,988,413
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to consolidated financial statements.

Consolidated Financial Highlights
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information
62
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(g)
Excludes underlying investments in total return swaps.
(h)
Portfolio turnover rate excludes in-kind transactions.
See notes to consolidated financial statements.
BlackRock Global Allocation V.I. Fund
Class I
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of year ............................
$ 16.31  $ 14.77  $ 17.79  $ 19.49  $ 17.11
Net investment income
(a)
..................................
0 .44  0 .42  0 .25  0 .25  0 .17
Net realized and unrealized gain (loss) .........................
1 .08  1 .48  ( 3 .08 ) 1 .05  3 .41
Net increase (decrease) from investment operations ................. 1.52  1.90  (2.83) 1.30  3.58
Distributions
(b)
– – – – –
From net investment income ............................... ( 0 .15 ) ( 0 .36 ) —  ( 0 .17 ) ( 0 .24 )
From net realized gain .................................... ( 1 .20 ) —  ( 0 .19 ) ( 2 .83 ) ( 0 .96 )
Total distributions ......................................... (1.35) (0.36) (0.19) (3.00) (1.20)
Net asset value, end of year ................................ $ 16.48  $ 16.31  $ 14.77  $ 17.79  $ 19.49
Total Return
(c)
Based on net asset value ................................... 9.23% 12.83%
(d)
(15.86)% 6.67% 21.08%
Ratios to Average Net Assets
(e)
Total expen ses ..........................................
0.84% 0.78% 0.79% 0.82% 0.84%
Total expenses after fees waived and/or reimbursed .................
0.75% 0.75% 0.73% 0.73% 0.73%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense, broker fees and expenses on short sales and professional fees for foreign withholding taxes ....................
0.75% 0.73% 0.72% 0.73% 0.73%
Net investment income ....................................
2.57% 2.73% 1.59% 1.23% 0.95%
Supplemental Data
Net assets, end of year (000) ................................. $ 727,553  $ 892,706  $ 859,808  $ 1,606,132  $ 1,368,516
Portfolio turnover rate
(f)
..................................... 154%
(g)
215%
(g)
110%
(h)
133% 161%
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Portfolio turnover rate (excluding MDRs) ...........................................
136% 154% 102% 123% 161%

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
63
Consolidated Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(g)
Excludes underlying investments in total return swaps.
(h)
Portfolio turnover rate excludes in-kind transactions.
See notes to consolidated financial statements.
BlackRock Global Allocation V.I. Fund
Class II
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of year ............................
$ 16.20  $ 14.67  $ 17.71  $ 19.41  $ 17.05
Net investment income
(a)
..................................
0 .41  0 .40  0 .22  0 .22  0 .14
Net realized and unrealized gain (loss) .........................
1 .07  1 .46  ( 3 .07 ) 1 .05  3 .39
Net increase (decrease) from investment operations ................. 1.48  1.86  (2.85) 1.27  3.53
Distributions
(b)
– – – – –
From net investment income ............................... ( 0 .12 ) ( 0 .33 ) —  ( 0 .14 ) ( 0 .21 )
From net realized gain .................................... ( 1 .20 ) —  ( 0 .19 ) ( 2 .83 ) ( 0 .96 )
Total distributions ......................................... (1.32) (0.33) (0.19) (2.97) (1.17)
Net asset value, end of year ................................ $ 16.36  $ 16.20  $ 14.67  $ 17.71  $ 19.41
Total Return
(c)
Based on net asset value ................................... 9.09% 12.67%
(d)
(16.04)% 6.55% 20.88%
Ratios to Average Net Assets
(e)
Total expen ses ..........................................
1.05% 1.04% 1.04% 1.02% 1.02%
Total expenses after fees waived and/or reimbursed .................
0.90% 0.91% 0.90% 0.88% 0.88%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense, broker fees and expenses on short sales and professional fees for foreign withholding taxes ....................
0.90% 0.89% 0.89% 0.88% 0.88%
Net investment income ....................................
2.41% 2.57% 1.44% 1.07% 0.80%
Supplemental Data
Net assets, end of year (000) ................................. $ 199,675  $ 196,730  $ 196,732  $ 255,542  $ 243,361
Portfolio turnover rate
(f)
..................................... 154%
(g)
215%
(g)
110%
(h)
133% 161%
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Portfolio turnover rate (excluding MDRs) ...........................................
136% 154% 102% 123% 161%

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information
64
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(g)
Excludes underlying investments in total return swaps.
(h)
Portfolio turnover rate excludes in-kind transactions.
See notes to consolidated financial statements.
BlackRock Global Allocation V.I. Fund
Class III
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of year ............................
$ 13.03  $ 11.87  $ 14.38  $ 16.29  $ 14.47
Net investment income
(a)
..................................
0 .32  0 .31  0 .17  0 .17  0 .10
Net realized and unrealized gain (loss) .........................
0 .86  1 .17  ( 2 .49 ) 0 .87  2 .88
Net increase (decrease) from investment operations ................. 1.18  1.48  (2.32) 1.04  2.98
Distributions
(b)
– – – – –
From net investment income ............................... ( 0 .11 ) ( 0 .32 ) —  ( 0 .12 ) ( 0 .20 )
From net realized gain .................................... ( 1 .20 ) —  ( 0 .19 ) ( 2 .83 ) ( 0 .96 )
Total distributions ......................................... (1.31) (0.32) (0.19) (2.95) (1.16)
Net asset value, end of year ................................ $ 12.90  $ 13.03  $ 11.87  $ 14.38  $ 16.29
Total Return
(c)
Based on net asset value ................................... 9.01% 12.49%
(d)
(16.07)% 6.42% 20.79%
Ratios to Average Net Assets
(e)
Total expen ses ..........................................
1.14% 1.13% 1.13% 1.12% 1.11%
Total expenses after fees waived and/or reimbursed .................
1.00% 1.01% 1.00% 0.98% 0.98%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense, broker fees and expenses on short sales and professional fees for foreign withholding taxes ....................
1.00% 0.99% 0.99% 0.98% 0.98%
Net investment income ....................................
2.31% 2.47% 1.33% 0.99% 0.70%
Supplemental Data
Net assets, end of year (000) ................................. $ 3,211,341  $ 3,407,552  $ 3,437,102  $ 5,676,492  $ 6,966,480
Portfolio turnover rate
(f)
..................................... 154%
(g)
215%
(g)
110%
(h)
133% 161%
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Portfolio turnover rate (excluding MDRs) ...........................................
136% 154% 102% 123% 161%

Notes to Consolidated Financial Statements
65
Notes to Consolidated Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The consolidated financial statements presented are for BlackRock
Global Allocation V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
Basis of Consolidation: The accompanying consolidated financial statements of the Fund include the accounts of BlackRock Cayman Global Allocation V.I. Fund I, Ltd. (the
“Cayman Subsidiary”), which is a wholly-owned subsidiary of the Fund and primarily invests in commodity-related instruments. The Cayman Subsidiary enables the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Cayman
Subsidiary. The net assets of the Cayman Subsidiary as of period end were $49,521,430, which is 1.2% of the Fund's consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Cayman Subsidiary is subject to the same investment policies and restrictions that apply to the Fund, except that the Cayman
Subsidiary may invest without limitation in commodity-related instruments.
2. SIGNIFICANT ACCOUNTING POLICIES
The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
“trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest, are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Cash: The Fund may maintain cash at its custodian which, at times, may exceed United States federally insured limits. The Fund maintains this balance with a high credit-
quality financial institution to minimize credit risk exposure.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Consolidated Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2024 , if any, are disclosed in the  Consolidated Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Consolidated Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Notes to Consolidated Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
66
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Consolidated Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Net income and realized gains from investments held by the Cayman Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Cayman
Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or results of operations.
The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the Consolidated financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”)
has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee
(the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.

Notes to Consolidated Financial Statements
(continued)
67
Notes to Consolidated Financial Statements
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited consolidated financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Notes to Consolidated Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
68
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2024, certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.
Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Notes to Consolidated Financial Statements
(continued)
69
Notes to Consolidated Financial Statements
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Consolidated
Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation
(depreciation) is included in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the

Notes to Consolidated Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
70
Consolidated Schedule of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering.
Such agreements may obligate a fund to make future cash payments. As of December 31, 2024 , the Fund had outstanding commitments of $12,673,631. These commitments are not included in the net assets of the Fund as of December 31, 2024 .
Short Sale Transactions: In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short from a broker/counterparty and deliver the security to the purchaser. To close out a short position, a fund delivers the same security to the broker and records a liability to reflect the obligation to return the security to the broker. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund maintains a segregated account of securities or deposits cash with the broker-dealer as collateral for the short sales. Cash deposited with the broker is recorded as an asset in the Consolidated Statement of Assets and Liabilities. Securities segregated as collateral are denoted in the Consolidated Schedule of Investments. A fund may pay a financing fee for the difference between the market value of the short position and the cash collateral deposited with the broker which would be recorded as interest expense. A fund is required to repay the counterparty any dividends received on the security sold short, which, if applicable, is shown as dividend expense in the Consolidated Statement of Operations. A fund may pay a fee on the assets borrowed from the counterparty, which, if applicable, is shown as broker fees and expenses on short sales in the Consolidated Statement of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase.
A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Consolidated Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Consolidated Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Consolidated Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Consolidated Financial Statements
(continued)
71
Notes to Consolidated Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the
Consolidated Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statement of Assets and
Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Consolidated Statement of
Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for
OTC derivatives in the Consolidated Statement of Assets and Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
(b)
Barclays Capital, Inc. .............................. $ 1,966,729 $ (1,966,729) $ — $ —
BofA Securities, Inc. ............................... 671,273 (671,273) — —
Citigroup Global Markets, Inc. ........................ 18,177,689 (18,177,689) — —
Goldman Sachs & Co. LLC .......................... 17,223,976 (17,223,976) — —
J.P. Morgan Securities LLC .......................... 9,492,430 (9,492,430) — —
Jefferies LLC .................................... 999,527 (999,527) — —
Morgan Stanley .................................. 7,268,291 (7,268,291) — —
National Financial Services LLC ....................... 22,204 (21,455) — 749
Toronto-Dominion Bank ............................ 2,439,123 (2,439,123) — —
$ 58,261,242 $ (58,260,493) $ — $ 749
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Consolidated
Statement of Assets and Liabilities.
(b)
  The market value of the loaned securities is determined as of December 31, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Consolidated Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
72
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Consolidated Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Consolidated
Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Consolidated Statement of
Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,”
meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Consolidated Statement of Assets and Liabilities.
Swaptions – The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Interest rate caps and floors — Interest rate caps and floors are entered into to gain or reduce exposure to interest rates (interest rate risk and/or other risk). Caps are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes exceed a specified rate, or
“cap.” Floors are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes fall below a specified rate, or “floor.” The maximum potential amount of future payments that the Fund would be required to make under an interest rate cap would be the notional amount times the percentage increase in interest rates determined by the difference between the interest rate index current value and the value at the time the cap was entered into.
Foreign currency options - The Fund may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
Barrier options – The Fund may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Fund may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-
and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated
Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on
OTC swaps in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Consolidated
Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Consolidated
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities.
Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Consolidated Statement of
Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of

Notes to Consolidated Financial Statements
(continued)
73
Notes to Consolidated Financial Statements
corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Consolidated Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Fund may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Consolidated Statement of
Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated
Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the
Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral

Notes to Consolidated Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
74
that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated
Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager provides investment management and other services to the Cayman Subsidiary. The Manager does not receive separate compensation from the Cayman
Subsidiary for providing investment management or administrative services. However, the Fund pays the Manager based on the Fund's net assets, which includes the assets of the Cayman Subsidiary.
The
Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”), effective March 11, 2024 and BlackRock (Singapore)
Limited ("BSL") (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of the Fund for which BIL and BSL, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees . The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2024, the following table shows the class specific distribution fees borne directly by each share class of the Fund:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Consolidated
Statement of Operations . For the year ended December 31, 2024 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Consolidated Statement of Operations.
For the year ended December 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses
Average Daily Net Assets
Investment
Advisory Fees
First $6 billion ......................................................................................................... 0.65%
$6 billion - $8 billion ..................................................................................................... 0.61
$8 billion - $10 billion .................................................................................................... 0.59
$10 billion - $15 billion ................................................................................................... 0.57
Greater than $15 billion ................................................................................................... 0.55
Share Class Distribution Fees
Class II ............................................................................................................... 0 .15%
Class III ............................................................................................................... 0 .25
Share Class
Distribution
Fees
Class II ......................................................................................................... $ 300,203
Class III ......................................................................................................... 8,386,200
$ 8,686,403
Class I Class II Class III Total
Transfer agent fees - class specific ....................................................... $ 1,323,922 $ 414,553 $ 6,791,847 $ 8,530,322

Notes to Consolidated Financial Statements
(continued)
75
Notes to Consolidated Financial Statements
made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the year  ended December 31, 2024 , the amount waived was $ 183,399 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the year ended December 31, 2024, the Manager waived $148,028 in investment advisory fees pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager — class specific in the Consolidated Statement of Operations. For the year ended December 31, 2024, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”) . The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2024, there were no investment advisory fees waived and/or reimbursed by the Manager pursuant to this agreement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Consolidated Statement of Operations. For
the year ended December 31, 2024, the Fund paid BIM $79,517 for securities lending agent services.
Class I ................................................................................................................
0 .07%
Class II ...............................................................................................................
0 .07
Class III ...............................................................................................................
0 .07
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 713,839
Class II ...................................................................................................... 274,461
Class III ...................................................................................................... 4,443,745
$ 5,432,045
Class I Class II Class III
Expense Limitations ................................................................. 1 .25% 1 .40% 1 .50%

Notes to Consolidated Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
76
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2024, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the  Company  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors  and Officer in the Consolidated Statement of Operations.
7. PURCHASES AND SALES
For the year ended December 31, 2024, purchases and sales of investments, including paydowns/payups and mortgage dollar rolls and excluding short-term securities, were as follows:
For the year ended December 31, 2024, purchases and sales related to mortgage dollar rolls were $738,621,590 and $738,137,710, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s consolidated financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these consolidated financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund's NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to nondeductible expenses and net losses derived from the Fund's wholly owned subsidiary were reclassified to the following accounts:
The tax character of distributions paid was as follows:
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
BlackRock Global Allocation V.I. Fund ........................................ $ 1,441,953,700 $ 1,532,229,871 $ 4,915,488,374 $ 5,378,963,314
Fund Name Paid-in Capital
Accumulated
Earnings (Loss)
BlackRock Global Allocation V.I. Fund ............................................................. $ 1,641,671 $ (1,641,671)
Fund Name
Year Ended
12/31/24
Year Ended
12/31/23
BlackRock Global Allocation V.I. Fund
Ordinary income ...................................................................................... $ 373,015,077 $ 105,500,180

Notes to Consolidated Financial Statements
(continued)
77
Notes to Consolidated Financial Statements
As of December 31, 2024, the tax components of accumulated earnings (loss) were as follows:
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, amortization and accretion methods of premiums and discounts on fixed income securities, the realization for tax purposes of unrealized gains (losses) on certain futures, foreign currency exchange contracts and options contracts, the accrual of income on securities in default, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and constructive sales, the timing and recognition of partnership income, the accounting for swap agreements, the characterization of corporate actions, the classification of investments, investment in a wholly owned subsidiary and corporate action basis adjustments.
As of December 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum,
(b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2024, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless
Fund Name
Undistributed
Ordinary
Income
Net Unrealized
Gains (Losses)
(a)
Total
BlackRock Global Allocation V.I. Fund ........................................................... $ 34,731,390 $ 105,749,486 $ 140,480,876
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Global Allocation V.I. Fund ................................... $ 3,984,118,213 $ 486,300,720 $ (326,082,988) $ 160,217,732

Notes to Consolidated Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
78
of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its  Consolidated Schedule of
Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Consolidated Financial Statements
(continued)
79
Notes to Consolidated Financial Statements
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.
Year Ended
12/31/24
Year Ended
12/31/23
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Global Allocation V.I. Fund
Class I
Shares sold .............................................
1,271,193 $ 21,973,831 1,324,750 $ 20,593,477
Shares issued in reinvestment of distributions ........................
3,253,526 54,312,402 1,118,395 18,263,399
Shares redeemed .........................................
(15,115,844) (265,446,008) (5,928,770) (91,933,532)
(10,591,125) $ (189,159,775) (3,485,625) $ (53,076,656)
Class II
Shares sold .............................................
1,975,342 $ 34,140,085 417,633 $ 6,482,684
Shares issued in reinvestment of distributions ........................
906,972 15,016,735 241,952 3,924,454
Shares redeemed .........................................
(2,820,695) (48,473,967) (1,923,655) (29,696,456)
61,619 $ 682,853 (1,264,070) $ (19,289,318)
Class III
Shares sold .............................................
4,583,565 $ 63,382,693 5,229,548 $ 65,018,280
Shares issued in reinvestment of distributions ........................
23,028,937 301,164,736 6,323,077 82,516,154
Shares redeemed .........................................
(40,094,233) (550,957,764) (39,730,533) (494,926,526)
(12,481,731) $ (186,410,335) (28,177,908) $ (347,392,092)
(23,011,237) $ (374,887,257) (32,927,603) $ (419,758,066)

Report of Independent Registered Public Accounting Firm
2024
BlackRock Annual Financial Statements and Additional Information
80
To the Shareholders of BlackRock Global Allocation V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities of BlackRock Global Allocation V.I. Fund of BlackRock Variable Series Funds, Inc.
(the “Fund”), including the consolidated schedule of investments, as of December 31, 2024, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the
Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2024, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 17, 2025
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in these Financial Statements
81
Glossary of Terms Used in these Financial Statements
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
DOP Dominican Peso
EGP Egyptian Pound
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PHP Philippine Peso
PLN Polish Zloty
RON Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan New Dollar
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CDI Crest Depository Interests
CLICP Chile Indice de Camara Promedio Interbank Overnight Index
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
CVA Certification Van Aandelon (Dutch Certificate)
DAC Designated Activity Company
ESTR Euro Short-Term Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
GUKG1 UK Government Bond 1 Year Note Generic Bid Yield
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
JSC Joint Stock Company
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE
Nasdaq National Association of Securities Dealers Automated Quotations
NVDR Non-Voting Depository Receipts
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
PRIBOR Prague Interbank Offered Rate
RB Revenue Bonds
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
TIPS Treasury Inflation Protected Securities
TONAR Tokyo Overnight Average Rate
WIBOR Warsaw Interbank Offered Rate

December 31, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Annual Financial
Statements and Additional
Information
BlackRock Variable Series Funds, Inc.
BlackRock Government Money Market V.I. Fund

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
December 31, 2024
BlackRock Government Money Market V.I. Fund
2
(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Obligations
Federal Farm Credit Bank Bonds,
5.00%, 04/04/25 ................. USD 331 $ 330,938
Federal Farm Credit Bank Variable Rate Notes
(a)
(1-day SOFR at 0.00% Floor + 0.17%),
4.54% , 01/23/25 ................ 2,125 2,125,000
(1-day SOFR at 0.00% Floor + 0.14%),
4.51% , 05/27/25 ................ 2,580 2,580,000
(1-day SOFR at 0.00% Floor + 0.05%),
4.42% , 06/20/25 ................ 106 106,000
(1-day SOFR at 0.00% Floor + 0.07%),
4.44% , 11/17/25 ................ 400 400,000
(1-day SOFR at 0.00% Floor + 0.10%),
4.47% , 06/24/26 ................ 200 200,000
(1-day SOFR at 0.00% Floor + 0.10%),
4.47% , 06/26/26 ................ 395 395,000
(1-day SOFR at 0.00% Floor + 0.14%),
4.51% , 10/15/26 ................ 2,000 1,999,803
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.27%),
4.54% , 10/16/26 ................ 1,100 1,100,000
(1-day SOFR at 0.00% Floor + 0.14%),
4.51% , 12/23/26 ................ 200 200,000
Federal Home Loan Bank Discount Notes
(b)
4.27% , 01/03/25 .................. 2,000 1,999,488
4.28% , 01/24/25 .................. 310 309,052
4.28% , 01/27/25 .................. 1,896 1,889,660
4.30% , 02/10/25 .................. 735 731,113
4.30% , 02/11/25 .................. 1,265 1,258,142
4.29% , 03/07/25 .................. 1,800 1,785,885
4.26% , 04/04/25 .................. 2,635 2,605,457
4.25% , 05/02/25 .................. 900 886,993
Federal Home Loan Bank Variable Rate Notes
(a)
(1-day SOFR at 0.00% Floor + 0.01%),
4.38% , 01/13/25 ................ 2,100 2,100,000
(1-day SOFR at 0.00% Floor + 0.02%),
4.39% , 01/27/25 ................ 500 500,000
(1-day SOFR at 0.00% Floor + 0.00%),
4.37% , 02/03/25 ................ 2,200 2,200,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.38% , 02/25/25 ................ 400 400,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.38% , 02/27/25 ................ 600 600,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.38% , 03/05/25 ................ 600 600,000
(1-day SOFR at 0.00% Floor + 0.03%),
4.39% , 03/25/25 ................ 2,610 2,610,000
(1-day SOFR at 0.00% Floor + 0.00%),
4.37% , 05/20/25 ................ 975 975,000
(1-day SOFR at 0.00% Floor + 0.00%),
4.37% , 05/22/25 ................ 200 200,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.38% , 06/23/25 ................ 500 500,000
(1-day SOFR at 0.00% Floor + 0.16%),
4.53% , 07/21/25 ................ 3,900 3,900,000
(1-day SOFR at 0.00% Floor + 0.10%),
4.47% , 06/26/26 ................ 1,095 1,095,000
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
(1-day SOFR at 0.00% Floor + 0.14%),
4.51% , 09/23/26 ................ 700 700,000
(1-day SOFR at 0.00% Floor + 0.14%),
4.51% , 10/16/26 ................ 500 500,000
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Obligations (continued)
Federal National Mortgage Association Variable
Rate Notes
(a)
(1-day SOFR at 0.00% Floor + 0.12%),
4.49% , 07/29/26 ................ USD 2,240 $ 2,240,000
(1-day SOFR at 0.00% Floor + 0.14%),
4.51% , 08/21/26 ................ 850 850,000
(1-day SOFR at 0.00% Floor + 0.14%),
4.51% , 10/23/26 ................ 775 775,000
(1-day SOFR at 0.00% Floor + 0.14%),
4.51% , 11/20/26 ................ 1,300 1,300,000
(1-day SOFR at 0.00% Floor + 0.14%),
4.51% , 12/11/26 ................ 1,400 1,400,000
Total U.S. Government Sponsored Agency Obligations — 22.1%
(Cost: $ 44,347,531 ) ............................... 44,347,531
U.S. Treasury Obligations
U.S. Treasury Bills
(b)
3.32% , 01/09/25 .................. 2,765 2,762,410
3.76% , 01/16/25 .................. 900 898,307
3.90% , 01/21/25 .................. 2,320 2,313,994
3.94% , 01/23/25 .................. 2,616 2,608,686
4.02% , 01/30/25 .................. 2,500 2,490,661
4.07% , 02/06/25 .................. 315 313,603
4.06% , 02/11/25 .................. 3,770 3,751,056
4.12% , 02/13/25 .................. 1,162 1,155,349
4.13% , 02/25/25 .................. 2,200 2,185,060
4.12% , 03/04/25 .................. 5,000 4,961,853
4.14% , 03/06/25 .................. 1,700 1,686,395
4.18% , 03/25/25 .................. 4,200 4,157,587
4.24% , 04/03/25 .................. 1,719 1,700,088
4.20% , 04/08/25 .................. 575 568,329
4.18% , 04/10/25 .................. 459 453,080
4.21% , 04/15/25 .................. 760 750,715
4.19% , 04/17/25 .................. 2,700 2,666,053
4.22% , 04/22/25 .................. 3,000 2,960,965
4.20% , 04/24/25 .................. 1,160 1,144,263
4.20% , 05/01/25 .................. 3,200 3,153,867
4.22% , 05/29/25 .................. 4,600 4,517,926
4.22% , 06/05/25 .................. 985 966,743
4.22% , 06/12/25 .................. 2,400 2,354,640
4.21% , 06/20/25 .................. 560 549,097
4.22% , 06/26/25 .................. 2,900 2,840,879
4.22% , 07/03/25 .................. 2,800 2,741,467
4.20% , 07/10/25 .................. 2,000 1,949,597
4.15% , 10/02/25 .................. 683 661,852
4.13% , 10/30/25 .................. 855 825,595
4.11% , 11/28/25 .................. 700 673,191
4.13% , 12/26/25 .................. 2,700 2,590,415
U.S. Treasury Notes
1.13% , 02/28/25 .................. 58 57,647
2.75% , 02/28/25 .................. 59 58,788
3.88% , 03/31/25 .................. 55 54,846
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.13%),
4.40% , 07/31/25
(a)
............... 9,590 9,589,517
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.17%),
4.45% , 10/31/25
(a)
............... 1,535 1,534,597
0.38% , 11/30/25 .................. 100 96,404
0.38% , 12/31/25 .................. 650 625,622
4.25% , 12/31/25 .................. 200 199,989

Schedule of Investments
(continued)
December 31, 2024
BlackRock Government Money Market V.I. Fund
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.15%),
4.43% , 04/30/26
(a)
............... USD 2,900 $ 2,900,318
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.21%),
4.48% , 10/31/26
(a)
............... 1,420 1,420,000
Total U.S. Treasury Obligations — 39 .8%
(Cost: $ 79,891,451 ) ............................... 79,891,451
Total Repurchase Agreements — 34 .9%
(Cost: $ 70,000,000 ) ............................... 70,000,000
Total Investments — 96 .8%
(Cost: $ 194,238,982 )
(c)
............................. 194,238,982
Other Assets Less Liabilities — 3.2% .................... 6,501,793
Net Assets — 100.0% ...............................
$ 200,740,775
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Rates are the current rate or a range of current rates as of period end.
(c)
Cost for U.S. federal income tax purposes.

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Government Money Market V.I. Fund
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) A t Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 4 .46% 12/31/24 01/02/25 $ 3,000 $ 3,000,000 $ 3,000,743
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
1.50% to 1.63%, due
10/15/29 to 04/20/52 $ 3,121,960 $ 3,060,000
– –
BNP Paribas SA .... 4 .46 12/31/24 01/02/25 11,000 11,000,000 11,002,725
U.S. Government
Sponsored Agency
Obligations, 2.00% to
7.00%, due 10/01/29 to
06/01/54 ......... 17,601,285 11,260,163
– –
JP Morgan Securities
LLC ........... 4 .45 12/31/24 01/02/25 13,000 13,000,000 13,003,214
U.S. Treasury
Obligations, 3.63% to
7.63%, due 02/15/25 to
03/31/28 ......... 13,410,900 13,260,006
4 .52
(a)
12/31/24 04/03/25 1,000 1,000,000 1,011,677
U.S. Government
Sponsored Agency
Obligation, 3.00%, due
09/20/51 ......... 9,607,597 1,050,000
– –
$ 14,000,000 $ 14,310,006
– –
Mizuho Securities USA
LLC ........... 4 .46 12/31/24 01/02/25 15,000 15,000,000 15,003,717
U.S. Treasury
Obligation, 2.00%, due
11/15/26 ......... 15,900,200 15,300,022
– –
Morgan Stanley & Co.
LLC ........... 4 .45 12/31/24 01/02/25 5,000 5,000,000 5,001,236
U.S. Treasury
Obligations, 0.00% to
2.63%, due 01/14/25 to
02/15/52 ......... 9,847,338 5,100,000
– –
Societe Generale SA . 4 .45 12/31/24 01/02/25 7,000 7,000,000 7,001,730
U.S. Treasury
Obligation, 1.88%, due
11/15/51 ......... 12,831,500 7,140,032
– –
TD Securities USA LLC 4 .46 12/31/24 01/02/25 15,000 15,000,000 15,003,717
U.S. Treasury
Obligations, 4.63% to
4.88%, due 02/28/25 to
05/31/26 ......... 15,083,500 15,300,031
– –
$ 70,000,000 $ 71,470,254
– –
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Repurchase Agreements ................................... $ — $ 70,000,000 $ — $ 70,000,000
U.S. Government Sponsored Agency Obligations ................... — 44,347,531 — 44,347,531
U.S. Treasury Obligations ................................... — 79,891,451 — 79,891,451
$ — $ 194,238,982 $ — $ 194,238,982

Statement of Assets and Liabilities
December 31, 2024
5
Statement of Assets and Liabilities
BlackRock
Government
Money Market
V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 124,238,982
Cash ............................................................................................................. 23,296,883
Repurchase agreements, at value
(b)
......................................................................................... 70,000,000
Receivables: –
Capital shares sold ................................................................................................... 35,934
Interest — unaffiliated ................................................................................................. 344,318
Prepaid e xpenses ..................................................................................................... 1,270
Other assets ......................................................................................................... 24,748
Total a ssets .........................................................................................................
217,942,135
LIABILITIES
Payables: –
Investments purchased ................................................................................................ 2,741,467
Capital shares redeemed ............................................................................................... 14,252,649
Investment advisory fees .............................................................................................. 73,673
Directors' and Officer's fees ............................................................................................. 501
Professional fees .................................................................................................... 40,436
Other accrued expenses ............................................................................................... 92,634
Total li abilities ........................................................................................................
17,201,360
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 200,740,775
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 200,682,481
Accumulated earnings .................................................................................................. 58,294
NET ASSETS ........................................................................................................
$ 200,740,775
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 124,238,982
(b)
  Repurchase agreements, at cost .................................................................................. $ 70,000,000
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2024
2024
BlackRock Annual Financial Statements and Additional Information
6
See notes to financial statements.
BlackRock
Government
Money Market
V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 200,740,775
Shares outstanding ...................................................................................................
200,682,017
Net asset value .....................................................................................................
$ 1.00
Shares authorized ...................................................................................................
3.3 billion
Par value ......................................................................................................... $ 0.10

Statement of Operations
Year Ended December 31, 2024
7
Statement of Operations
See notes to financial statements.
BlackRock
Government
Money Market
V.I. Fund
INVESTMENT INCOME
Interest — unaffiliated ................................................................................................. $ 13,599,962
Total investment income .................................................................................................
13,599,962
EXPENSES
Investment advisory .................................................................................................. 1,305,973
Transfer agent — class specific .......................................................................................... 112,513
Professional ....................................................................................................... 88,664
Printing and postage ................................................................................................. 30,355
Accounting services .................................................................................................. 24,939
Custodian ......................................................................................................... 12,605
Directors and Officer ................................................................................................. 9,504
Transfer agent ...................................................................................................... 5,000
Miscellaneous ...................................................................................................... 5,576
Total expenses .......................................................................................................
1,595,129
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (698,377)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (112,513)
Total expenses after fees waived and/or reimbursed ..............................................................................
784,239
Net investment income ..................................................................................................
12,815,723
REALIZED GAIN (LOSS) $ 30,529
Net realized gain from investments ........................................................................................ 30,528
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 12,846,251

Statements of Changes in Net Assets

2024
BlackRock Annual Financial Statements and Additional Information
8
See notes to financial statements.
BlackRock Government Money Market
V.I. Fund
Year Ended
12/31/24
Year Ended
12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 12,815,723  $ 20,555,478
Net realized gain .................................................................................. 30,528  17,818
Net increase in net assets resulting from operations ............................................................. 12,846,251  20,573,296
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ................................................... (12,815,723) (20,555,478)
CAPITAL TRANSACTIONS
Net proceeds from sale of shares ......................................................................... 62,824,625  147,925,318
Reinvestment of distributions ............................................................................ 12,796,298  20,502,006
Costs of shares redeemed .............................................................................. (145,995,364) (326,293,909)
Net decrease in net assets derived from capital transactions ....................................................... (70,374,441) (157,866,585)
NET ASSETS
Total decrease in net assets ............................................................................ (70,343,913) (157,848,767)
Beginning of year .................................................................................... 271,084,688  428,933,455
End of year ........................................................................................
$ 200,740,775  $ 271,084,688
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
9
Financial Highlights
BlackRock Government Money Market V.I. Fund
Class I
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of year .............................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................................
0 .0491  0 .0476  0 .0146  0 .0000
(a)
0 .0032
Net realized gain (loss) .....................................
0 .0000
(a)
0 .0000
(a)
( 0 .0008 )
(b)
0 .0001  0 .0002
Net increase from investment operations ........................... 0.0491  0.0476  0.0138  0.0001  0.0034
Distributions
(c)
– – – – –
From net investment income ................................. ( 0 .0491 ) ( 0 .0476 ) ( 0 .0138 ) ( 0 .0001 ) ( 0 .0034 )
From net realized gain ...................................... ( 0 .0000 )
(d)
( 0 .0000 )
(d)
( 0 .0000 )
(d)
( 0 .0000 )
(d)
( 0 .0000 )
(d)
Total distributions ........................................... (0.0491) (0.0476) (0.0138) (0.0001) (0.0034)
Net asset value, end of year .................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ..................................... 5.02% 4.85% 1.41% 0.01% 0.34%
Ratios to Average Net Assets
Total expen ses ............................................
0.61% 0.56% 0.55% 0.56% 0.65%
Total expenses after fees waived and/or reimbursed ...................
0.30% 0.30% 0.26% 0.08% 0.24%
Net investment income ......................................
4.91% 4.76% 1.46% 0.00%
(f)
0.32%
Supplemental Data
Net assets, end of year (000) ................................... $ 200,741  $ 271,085  $ 428,933  $ 349,408  $ 261,398
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(f)
Amount is less than 0.005%.
See notes to financial statements.

Notes to Financial Statements
2024
BlackRock Annual Financial Statements and Additional Information
10
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Government
Money Market V.I. Fund (the “Fund”). The Fund is classified as diversified.
The Fund operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Fund is not subject to discretionary liquidity fees.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Fund may maintain cash at its custodian which, at times, may exceed United States federally insured limits. The Fund maintains this balance with a high credit-
quality financial institution to minimize credit risk exposure.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or results of operations.
The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. The Fund seeks to maintain its net asset value (“NAV”) per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

Notes to Financial Statements
(continued)
11
Notes to Financial Statements
determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively.
In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the year ended December 31, 2024 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager has voluntarily agreed to waive a portion of its investment advisory fees and/or reimburse operating expenses to enable the Fund to maintain minimum levels of daily net investment income if applicable. These amounts, if any, are reported in the Statement of Operations as fees waived and/or reimbursed by the Manager. The Manager may discontinue the waiver and/or reimbursement at any time. For the year  ended December 31, 2024 , there were no fees waived and/or reimbursed by the Manager under this agreement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”), to 0.30% of average daily net assets.
The Manager has agreed not to reduce or discontinue the contractual expense limitation through June 30, 2025, unless approved by the Board of Directors of the Company, including a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.500%
$1 billion - $2 billion ..................................................................................................... 0.450
$2 billion - $3 billion ..................................................................................................... 0.400
$3 billion - $4 billion ..................................................................................................... 0.375
$4 billion - $7 billion ..................................................................................................... 0.350
$7 billion - $10 billion .................................................................................................... 0.325
$10 billion - $15 billion ................................................................................................... 0.300
Greater than $15 billion ................................................................................................... 0.290
Class I
Transfer agent fees - class specific ............................................................................................. $ 112,513

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
12
outstanding voting securities of the Fund. For the year ended December 31, 2024, the Manager waived and/or reimbursed investment advisory fees of $698,377, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of
Operations. For the year ended December 31, 2024, class specific expense waivers and/or reimbursements were as follows:
Directors and Officers:  Certain directors and/or officers of the  Company  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors  and Officer in the Statement of Operations.
6. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund's NAV.
The tax character of distributions paid was as follows:
As of December 31, 2024 , the tax components of accumulated earnings (loss) were as follows:
7.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 112,513
Fund Name
Year Ended
12/31/24
Year Ended
12/31/23
BlackRock Government Money Market V.I. Fund
Ordinary income ...................................................................................... $ 12,815,387 $ 20,555,478
Long-term capital gains ................................................................................. 336 —
$ 12,815,723 $ 20,555,478
Fund Name
Undistributed
Ordinary
Income Total
BlackRock Government Money Market V.I. Fund .................................................................. $ 58,294 $ 58,294

Notes to Financial Statements
(continued)
13
Notes to Financial Statements
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
8. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:
9. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/24
Year Ended
12/31/23
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Government Money Market V.I. Fund
Class I
Shares sold .............................................
62,824,625 $ 62,824,625 147,925,318 $ 147,925,318
Shares issued in reinvestment of distributions ........................
12,796,298 12,796,298 20,502,006 20,502,006
Shares redeemed .........................................
(145,995,364) (145,995,364) (326,293,909) (326,293,909)
(70,374,441) $ (70,374,441) (157,866,585) $ (157,866,585)

Report of Independent Registered Public Accounting Firm
2024
BlackRock Annual Financial Statements and Additional Information
14
To the Shareholders of BlackRock Government Money Market V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Government Money Market V.I. Fund of BlackRock Variable Series Funds, Inc. (the
“Fund”), including the schedule of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2024, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 17, 2025
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in these Financial Statements
15
Glossary of Terms Used in these Financial Statements
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
SOFR Secured Overnight Financing Rate

December 31, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Annual Financial
Statements and Additional
Information
BlackRock Variable Series Funds, Inc.
BlackRock International Index V.I. Fund

Derivative Financial Instruments
2024
BlackRock Annual Financial Statements and Additional Information
2
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
December 31, 2024
BlackRock International Index V.I. Fund
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Australia — 7.3%
ANZ Group Holdings Ltd. ........ 38,055 $ 670,522
APA Group
(a)
................. 15,134 65,154
Aristocrat Leisure Ltd. ........... 7,248 306,087
ASX Ltd. ................... 2,583 103,870
BHP Group Ltd. ............... 64,806 1,580,927
BlueScope Steel Ltd. ........... 5,427 62,753
Brambles Ltd. ................ 17,936 213,316
CAR Group Ltd. ............... 4,930 109,712
Cochlear Ltd. ................ 828 148,277
Coles Group Ltd. .............. 16,964 198,030
Commonwealth Bank of Australia ... 21,272 2,012,782
Computershare Ltd. ............ 6,833 143,537
Endeavour Group Ltd. .......... 17,349 45,007
Fortescue Ltd. ................ 21,082 237,395
Glencore plc ................. 130,652 575,415
Goodman Group .............. 21,570 474,151
GPT Group (The)
(a)
............. 23,998 64,648
Insurance Australia Group Ltd. ..... 31,789 166,264
Lottery Corp. Ltd. (The) .......... 27,737 84,600
Macquarie Group Ltd. ........... 4,603 629,520
Medibank Pvt Ltd. ............. 35,917 84,186
Mineral Resources Ltd. .......... 2,347 49,533
Mirvac Group
(a)
............... 49,339 57,061
National Australia Bank Ltd. ....... 39,172 897,522
Northern Star Resources Ltd. ...... 15,112 143,582
Orica Ltd. ................... 5,916 60,648
Origin Energy Ltd. ............. 21,517 144,940
Pro Medicus Ltd. .............. 729 112,610
Qantas Airways Ltd.
(b)
........... 9,766 54,064
QBE Insurance Group Ltd. ....... 18,704 222,126
Ramsay Health Care Ltd. ........ 2,295 48,973
REA Group Ltd. ............... 701 100,848
Reece Ltd. .................. 2,861 39,523
Rio Tinto Ltd. ................ 4,861 352,485
Rio Tinto plc ................. 14,216 839,172
Santos Ltd. .................. 39,772 164,692
Scentre Group ................ 66,680 141,151
SEEK Ltd. .................. 4,029 56,068
SGH Ltd. ................... 2,530 71,972
Sonic Healthcare Ltd. ........... 5,750 95,904
South32 Ltd. ................. 55,303 116,003
Stockland
(a)
.................. 29,531 87,590
Suncorp Group Ltd. ............ 15,820 185,866
Telstra Group Ltd. ............. 51,980 128,822
Transurban Group
(a)
............ 38,669 319,600
Treasury Wine Estates Ltd. ....... 10,879 76,204
Vicinity Ltd. .................. 52,795 68,424
Washington H Soul Pattinson & Co. Ltd. 3,167 66,944
Wesfarmers Ltd. .............. 14,459 638,763
Westpac Banking Corp. ......... 43,537 869,042
WiseTech Global Ltd. ........... 2,338 174,539
Woodside Energy Group Ltd. ...... 23,895 370,013
Woolworths Group Ltd. .......... 15,612 294,297
15,025,134
Austria — 0.2%
Erste Group Bank AG ........... 4,223 261,387
Mondi plc ................... 5,529 82,314
OMV AG ................... 1,883 73,026
Verbund AG ................. 878 63,663
480,390
Security
Shares
Shares Value
Belgium — 0.8%
Ageas SA ................... 2,041 $ 99,234
Anheuser-Busch InBev SA/NV ..... 11,412 571,330
D'ieteren Group ............... 260 43,250
Elia Group SA/NV ............. 423 32,547
Groupe Bruxelles Lambert NV ..... 954 64,173
KBC Group NV ............... 2,962 228,694
Lotus Bakeries NV ............. 5 55,966
Sofina SA ................... 198 44,694
Syensqo SA ................. 973 71,058
UCB SA .................... 1,585 315,516
Warehouses De Pauw CVA ....... 2,239 44,015
1,570,477
Brazil — 0.0%
Yara International ASA .......... 2,127 56,306
Burkina Faso — 0.0%
Endeavour Mining plc
(c)
.......... 2,311 41,280
Chile — 0.1%
Antofagasta plc ............... 4,848 96,036
China — 0.5%
BOC Hong Kong Holdings Ltd. ..... 46,500 148,481
Prosus NV , Class N ............ 17,406 691,451
SITC International Holdings Co. Ltd. . 17,000 45,079
Wharf Holdings Ltd. (The) ........ 13,000 36,476
Wilmar International Ltd. ......... 22,600 51,296
Yangzijiang Shipbuilding Holdings Ltd. 32,800 71,696
1,044,479
Denmark — 2.9%
AP Moller - Maersk A/S , Class A .... 32 51,484
AP Moller - Maersk A/S , Class B .... 64 106,481
Carlsberg A/S , Class B .......... 1,130 108,528
Coloplast A/S , Class B .......... 1,596 174,861
Danske Bank A/S .............. 8,850 250,921
Demant A/S
(b)
................ 1,000 36,806
DSV A/S .................... 2,591 551,794
Genmab A/S
(b)
................ 788 164,568
Novo Nordisk A/S , Class B ....... 40,915 3,530,221
Novonesis (Novozymes) , Class B ... 4,575 259,250
Orsted A/S
(b) (d) (e)
............... 2,147 96,945
Pandora A/S ................. 1,006 184,053
Rockwool A/S , Class B .......... 102 36,295
Tryg A/S .................... 4,545 95,874
Vestas Wind Systems A/S
(b)
....... 12,748 174,863
Zealand Pharma A/S
(b)
.......... 818 81,371
5,904,315
Finland — 1.0%
Elisa OYJ ................... 1,747 75,643
Fortum OYJ ................. 5,443 76,199
Kesko OYJ , Class B ............ 3,461 65,300
Kone OYJ , Class B ............ 4,407 214,842
Metso OYJ .................. 8,391 78,117
Neste OYJ .................. 5,345 67,642
Nokia OYJ .................. 68,376 302,456
Nordea Bank Abp ............. 39,660 432,720
Orion OYJ , Class B ............ 1,385 61,374
Sampo OYJ , Class A ........... 6,160 251,605
Stora Enso OYJ , Class R ........ 7,327 73,739
UPM-Kymmene OYJ ........... 6,733 185,155
Wartsila OYJ Abp .............. 6,416 113,709
1,998,501

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock International Index V.I. Fund
4
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
France — 9.3%
Accor SA ................... 2,525 $ 122,810
Aeroports de Paris SA .......... 395 45,736
Air Liquide SA ................ 7,346 1,194,164
Airbus SE ................... 7,546 1,208,349
Alstom SA
(b)
................. 4,392 97,999
Amundi SA
(d) (e)
................ 804 53,507
Arkema SA .................. 729 55,471
AXA SA .................... 22,439 798,596
BioMerieux
(c)
................. 551 58,974
BNP Paribas SA .............. 13,011 798,834
Bollore SE .................. 9,369 57,610
Bouygues SA ................ 2,421 71,687
Bureau Veritas SA ............. 4,197 127,506
Capgemini SE ................ 1,990 325,022
Carrefour SA ................. 6,508 92,627
Cie de Saint-Gobain SA ......... 5,754 511,310
Cie Generale des Etablissements
Michelin SCA .............. 8,620 283,645
Covivio SA .................. 612 31,018
Credit Agricole SA ............. 13,581 186,868
Danone SA .................. 8,097 547,193
Dassault Aviation SA ........... 262 53,536
Dassault Systemes SE .......... 8,691 300,743
Edenred SE ................. 3,130 102,902
Eiffage SA .................. 933 81,816
Engie SA ................... 23,207 368,049
EssilorLuxottica SA ............ 3,757 916,444
Eurazeo SE ................. 537 40,054
Gecina SA .................. 601 56,305
Getlink SE .................. 4,327 68,997
Hermes International SCA ........ 402 964,548
Ipsen SA ................... 501 57,425
Kering SA ................... 965 238,351
Klepierre SA ................. 2,844 81,906
La Francaise des Jeux SACA
(d) (e)
... 1,366 52,605
Legrand SA ................. 3,319 322,844
L'Oreal SA .................. 3,056 1,081,833
LVMH Moet Hennessy Louis Vuitton SE 3,500 2,302,276
Orange SA .................. 23,677 236,245
Pernod Ricard SA ............. 2,560 289,247
Publicis Groupe SA ............ 2,930 311,927
Renault SA .................. 2,518 122,586
Rexel SA ................... 2,854 72,690
Safran SA ................... 4,534 993,434
Sartorius Stedim Biotech ......... 393 76,725
SEB SA .................... 330 29,822
Societe Generale SA ........... 8,982 252,084
Sodexo SA .................. 1,160 95,586
Teleperformance SE ............ 628 53,866
Thales SA ................... 1,197 171,884
TotalEnergies SE .............. 27,314 1,521,796
Unibail-Rodamco-Westfield
(a)
...... 1,568 118,094
Veolia Environnement SA ........ 8,666 243,147
Vinci SA .................... 6,374 656,246
19,004,939
Germany — 8.8%
adidas AG .................. 2,096 515,541
Allianz SE (Registered) .......... 4,995 1,535,279
BASF SE ................... 11,339 497,228
Bayer AG (Registered) .......... 12,688 253,442
Bayerische Motoren Werke AG .... 3,623 296,325
Bechtle AG .................. 1,038 33,291
Beiersdorf AG ................ 1,247 160,171
Brenntag SE ................. 1,628 97,906
Carl Zeiss Meditec AG .......... 529 24,766
Security
Shares
Shares Value
Germany (continued)
Commerzbank AG ............. 12,015 $ 197,316
Continental AG ............... 1,422 95,819
Covestro AG
(b)
................ 2,254 135,419
CTS Eventim AG & Co. KGaA ..... 792 66,952
Daimler Truck Holding AG ........ 6,342 242,912
Deutsche Bank AG (Registered) .... 24,097 415,840
Deutsche Boerse AG ........... 2,407 554,468
Deutsche Lufthansa AG (Registered) 8,000 51,414
Deutsche Post AG ............. 12,905 455,577
Deutsche Telekom AG (Registered) . 44,323 1,328,054
E.ON SE ................... 27,862 324,538
Evonik Industries AG ........... 3,255 56,579
Fresenius Medical Care AG ....... 2,588 117,834
Fresenius SE & Co. KGaA
(b)
...... 5,288 183,552
GEA Group AG ............... 1,958 97,260
Hannover Rueck SE ............ 788 197,330
Heidelberg Materials AG ......... 1,734 214,259
Henkel AG & Co. KGaA ......... 1,253 96,565
Infineon Technologies AG ........ 16,594 541,657
Knorr-Bremse AG ............. 925 67,138
LEG Immobilien SE ............ 1,003 85,073
Mercedes-Benz Group AG ........ 9,549 532,374
Merck KGaA ................. 1,648 239,822
MTU Aero Engines AG .......... 699 233,463
Muenchener Rueckversicherungs-
Gesellschaft AG (Registered) .... 1,689 852,206
Nemetschek SE ............... 741 71,982
Puma SE ................... 1,324 60,879
Rational AG ................. 65 55,673
Rheinmetall AG ............... 549 350,761
RWE AG ................... 7,979 238,281
SAP SE .................... 13,257 3,260,881
Scout24 SE
(d) (e)
............... 949 83,739
Siemens AG (Registered) ........ 9,654 1,882,479
Siemens Energy AG
(b)
........... 8,180 434,126
Siemens Healthineers AG
(d) (e)
...... 3,527 186,250
Symrise AG ................. 1,627 173,556
Talanx AG ................... 822 69,912
Vonovia SE .................. 9,158 278,796
Zalando SE
(b) (d) (e)
.............. 2,782 93,067
18,037,752
Hong Kong — 1.8%
AIA Group Ltd. ............... 139,154 999,524
CK Asset Holdings Ltd. .......... 25,159 102,683
CK Infrastructure Holdings Ltd. ..... 9,000 66,811
CLP Holdings Ltd. ............. 20,783 174,313
Futu Holdings Ltd. , ADR ......... 751 60,073
Hang Seng Bank Ltd. ........... 9,574 117,271
Henderson Land Development Co. Ltd. 18,836 57,100
HKT Trust & HKT Ltd.
(a)
.......... 50,100 61,875
Hong Kong & China Gas Co. Ltd. ... 140,220 111,725
Hong Kong Exchanges & Clearing Ltd. 15,007 561,693
Hongkong Land Holdings Ltd. ..... 13,800 61,450
Jardine Matheson Holdings Ltd. .... 2,000 81,866
Link REIT ................... 32,040 134,745
MTR Corp. Ltd. ............... 20,000 69,477
Power Assets Holdings Ltd. ....... 18,500 128,841
Prudential plc ................ 34,524 273,983
Sino Land Co. Ltd. ............. 45,311 45,721
Sun Hung Kai Properties Ltd. ...... 19,500 185,549
Swire Pacific Ltd. , Class A ........ 5,000 45,218
Techtronic Industries Co. Ltd. ...... 17,500 230,054
WH Group Ltd.
(d) (e)
............. 103,500 79,761

Schedule of Investments
(continued)
December 31, 2024
BlackRock International Index V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hong Kong (continued)
Wharf Real Estate Investment Co. Ltd. 21,953 $ 55,838
3,705,571
Ireland — 0.4%
AerCap Holdings NV ........... 2,537 242,791
AIB Group plc ................ 21,617 119,540
Bank of Ireland Group plc ........ 13,611 124,125
Kerry Group plc , Class A ......... 1,915 184,695
Kingspan Group plc ............ 1,962 142,632
813,783
Israel — 0.8%
Azrieli Group Ltd. .............. 564 46,549
Bank Hapoalim BM ............ 16,068 193,975
Bank Leumi Le-Israel BM ........ 18,347 218,280
Check Point Software Technologies
Ltd.
(b)
.................... 1,126 210,224
Elbit Systems Ltd. ............. 363 95,184
Global-e Online Ltd.
(b) (c)
.......... 1,228 66,963
ICL Group Ltd. ................ 9,360 46,228
Israel Discount Bank Ltd. , Class A .. 17,195 117,628
Mizrahi Tefahot Bank Ltd. ........ 1,858 80,431
Nice Ltd.
(b)
.................. 819 139,085
Teva Pharmaceutical Industries Ltd. ,
ADR
(b)
................... 14,418 317,773
Wix.com Ltd.
(b)
................ 644 138,170
1,670,490
Italy — 2.6%
Amplifon SpA ................ 1,578 40,662
Banco BPM SpA .............. 15,470 125,254
BPER Banca SpA ............. 11,688 74,544
Coca-Cola HBC AG ............ 2,947 100,675
Davide Campari-Milano NV ....... 7,832 49,016
DiaSorin SpA ................ 323 33,316
Enel SpA ................... 102,616 732,286
Eni SpA .................... 28,942 395,879
Ferrari NV .................. 1,608 686,132
FinecoBank Banca Fineco SpA .... 7,920 138,226
Generali .................... 12,193 344,963
Infrastrutture Wireless Italiane SpA
(d) (e)
4,226 42,929
Intesa Sanpaolo SpA ........... 185,078 742,314
Leonardo SpA ................ 5,163 138,904
Mediobanca Banca di Credito
Finanziario SpA ............. 6,453 94,239
Moncler SpA ................. 2,792 147,391
Nexi SpA
(b) (d) (e)
................ 7,615 42,386
Poste Italiane SpA
(d) (e)
........... 5,785 81,818
Prysmian SpA ................ 3,523 225,459
Recordati Industria Chimica e
Farmaceutica SpA ........... 1,390 72,870
Snam SpA .................. 25,938 114,977
Telecom Italia SpA
(b)
............ 125,782 32,147
Terna - Rete Elettrica Nazionale .... 18,553 146,603
UniCredit SpA ................ 18,975 759,918
Unipol Gruppo SpA ............ 4,534 56,623
5,419,531
Japan — 22.8%
Advantest Corp. ............... 9,700 551,531
Aeon Co. Ltd. ................ 8,600 201,269
AGC, Inc. ................... 2,500 73,027
Aisin Corp. .................. 5,900 65,916
Ajinomoto Co., Inc. ............. 6,000 244,265
ANA Holdings, Inc. ............. 2,000 36,299
Asahi Group Holdings Ltd. ........ 18,300 191,980
Asahi Kasei Corp. ............. 17,200 118,512
Security
Shares
Shares Value
Japan (continued)
Asics Corp. .................. 8,700 $ 169,718
Astellas Pharma, Inc. ........... 23,200 225,289
Bandai Namco Holdings, Inc. ...... 7,500 178,839
Bridgestone Corp. ............. 7,500 252,098
Brother Industries Ltd. .......... 3,000 50,748
Canon, Inc. .................. 12,000 389,780
Capcom Co. Ltd. .............. 4,400 95,716
Central Japan Railway Co. ....... 9,800 183,903
Chiba Bank Ltd. (The) ........... 7,700 59,350
Chubu Electric Power Co., Inc. ..... 8,100 84,977
Chugai Pharmaceutical Co. Ltd. .... 8,800 387,914
Concordia Financial Group Ltd. .... 14,300 78,643
Dai Nippon Printing Co. Ltd. ...... 4,600 64,371
Daifuku Co. Ltd. ............... 3,900 80,125
Dai-ichi Life Holdings, Inc. ........ 11,900 317,092
Daiichi Sankyo Co. Ltd. .......... 22,239 608,531
Daikin Industries Ltd. ........... 3,300 385,047
Daito Trust Construction Co. Ltd. ... 700 78,256
Daiwa House Industry Co. Ltd. ..... 7,600 233,329
Daiwa Securities Group, Inc. ...... 16,900 111,519
Denso Corp. ................. 24,500 337,781
Dentsu Group, Inc. ............. 2,700 64,883
Disco Corp. .................. 1,200 318,333
East Japan Railway Co. ......... 11,400 201,904
Eisai Co. Ltd. ................ 3,000 81,689
ENEOS Holdings, Inc. .......... 33,850 177,582
FANUC Corp. ................ 12,000 313,475
Fast Retailing Co. Ltd. .......... 2,400 809,620
Fuji Electric Co. Ltd. ............ 1,600 85,539
FUJIFILM Holdings Corp. ........ 14,600 302,068
Fujikura Ltd. ................. 3,200 130,643
Fujitsu Ltd. .................. 21,200 372,411
Hankyu Hanshin Holdings, Inc. ..... 2,600 67,768
Hikari Tsushin, Inc. ............. 200 43,410
Hitachi Construction Machinery Co. Ltd. 1,400 31,028
Hitachi Ltd. .................. 58,800 1,440,015
Honda Motor Co. Ltd. ........... 58,000 552,207
Hoshizaki Corp. ............... 1,400 55,047
Hoya Corp. .................. 4,400 546,068
Hulic Co. Ltd. ................ 4,700 40,823
Idemitsu Kosan Co. Ltd. ......... 12,125 79,868
Inpex Corp.
(c)
................. 11,300 142,171
Isuzu Motors Ltd. .............. 7,300 99,305
ITOCHU Corp. ............... 15,000 737,616
Japan Airlines Co. Ltd. .......... 2,200 34,682
Japan Exchange Group, Inc. ...... 12,700 140,912
Japan Post Bank Co. Ltd. ........ 17,500 165,404
Japan Post Holdings Co. Ltd. ...... 23,600 222,259
Japan Post Insurance Co. Ltd. ..... 2,300 42,247
Japan Real Estate Investment Corp. . 75 51,462
Japan Tobacco, Inc. ............ 15,400 395,054
JFE Holdings, Inc. ............. 8,200 92,333
Kajima Corp. ................. 4,600 83,328
Kansai Electric Power Co., Inc. (The) 11,800 130,790
Kao Corp. ................... 5,900 238,723
Kawasaki Kisen Kaisha Ltd. ....... 5,400 76,825
KDDI Corp. .................. 19,700 627,457
Keyence Corp. ............... 2,456 998,294
Kikkoman Corp. ............... 8,500 94,385
Kirin Holdings Co. Ltd. .......... 9,700 125,946
Kobe Bussan Co. Ltd. ........... 1,500 32,790
Kokusai Electric Corp. .......... 1,800 23,587
Komatsu Ltd. ................ 11,300 307,839
Konami Group Corp. ........... 1,200 112,284
Kubota Corp. ................ 12,200 141,334

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock International Index V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Japan (continued)
Kyocera Corp. ................ 15,300 $ 151,649
Kyowa Kirin Co. Ltd. ............ 3,700 55,641
Lasertec Corp. ............... 1,000 93,745
LY Corp. .................... 33,400 88,313
M3, Inc. .................... 6,800 58,921
Makita Corp. ................. 2,700 82,104
Marubeni Corp. ............... 17,700 265,652
MatsukiyoCocokara & Co. ........ 4,200 61,147
McDonald's Holdings Co. Japan Ltd. . 1,000 39,282
MEIJI Holdings Co. Ltd. ......... 3,000 61,031
MinebeaMitsumi, Inc. ........... 4,500 72,082
Mitsubishi Chemical Group Corp. ... 15,800 79,800
Mitsubishi Corp. ............... 42,100 688,829
Mitsubishi Electric Corp. ......... 24,300 410,324
Mitsubishi Estate Co. Ltd. ........ 14,200 197,121
Mitsubishi HC Capital, Inc. ........ 12,100 79,742
Mitsubishi Heavy Industries Ltd. .... 40,200 560,547
Mitsubishi UFJ Financial Group, Inc. . 140,660 1,642,164
Mitsui & Co. Ltd. .............. 32,200 667,800
Mitsui Chemicals, Inc. ........... 2,500 54,574
Mitsui Fudosan Co. Ltd. ......... 33,000 263,912
Mitsui OSK Lines Ltd. ........... 4,300 149,633
Mizuho Financial Group, Inc. ...... 30,470 743,850
MonotaRO Co. Ltd. ............ 3,000 50,981
MS&AD Insurance Group Holdings, Inc. 16,000 345,560
Murata Manufacturing Co. Ltd. ..... 21,200 336,334
NEC Corp. .................. 3,000 256,731
Nexon Co. Ltd. ............... 4,300 63,964
Nidec Corp. ................. 10,600 190,393
Nintendo Co. Ltd. .............. 13,200 768,792
Nippon Building Fund, Inc. ........ 95 73,901
Nippon Paint Holdings Co. Ltd. ..... 12,300 79,414
Nippon Sanso Holdings Corp. ..... 2,200 61,046
Nippon Steel Corp. ............. 10,900 219,042
Nippon Telegraph & Telephone Corp. 375,000 374,574
Nippon Yusen KK .............. 5,600 186,388
Nissan Motor Co. Ltd. ........... 27,700 84,010
Nissin Foods Holdings Co. Ltd. .... 2,400 57,980
Nitori Holdings Co. Ltd. .......... 1,000 118,492
Nitto Denko Corp. ............. 9,500 158,829
Nomura Holdings, Inc. .......... 39,600 229,753
Nomura Research Institute Ltd. .... 4,610 135,357
NTT Data Group Corp. .......... 7,700 146,414
Obayashi Corp. ............... 7,800 102,704
Obic Co. Ltd. ................. 4,000 119,033
Olympus Corp. ............... 15,400 229,926
Omron Corp. ................. 2,500 84,178
Ono Pharmaceutical Co. Ltd. ...... 4,700 48,934
Oracle Corp. Japan ............ 500 47,853
Oriental Land Co. Ltd. .......... 13,800 297,475
ORIX Corp. .................. 14,300 307,220
Osaka Gas Co. Ltd. ............ 4,500 98,422
Otsuka Corp. ................ 3,300 75,470
Otsuka Holdings Co. Ltd. ........ 5,700 310,080
Pan Pacific International Holdings Corp. 5,200 141,267
Panasonic Holdings Corp. ........ 29,600 302,530
Rakuten Group, Inc.
(b)
........... 19,900 107,211
Recruit Holdings Co. Ltd. ........ 17,800 1,237,241
Renesas Electronics Corp.
(b)
...... 21,400 270,818
Resona Holdings, Inc. .......... 27,100 195,358
Ricoh Co. Ltd. ................ 7,200 81,768
SBI Holdings, Inc. ............. 3,445 86,525
SCREEN Holdings Co. Ltd. ....... 1,000 59,037
SCSK Corp. ................. 2,100 43,953
Secom Co. Ltd. ............... 5,000 169,799
Security
Shares
Shares Value
Japan (continued)
Seiko Epson Corp. ............. 3,700 $ 66,759
Sekisui Chemical Co. Ltd. ........ 5,000 85,611
Sekisui House Ltd. ............. 7,300 174,062
Seven & i Holdings Co. Ltd. ....... 28,020 439,287
SG Holdings Co. Ltd. ........... 4,700 44,928
Shimadzu Corp. ............... 3,100 86,764
Shimano, Inc. ................ 1,000 134,518
Shin-Etsu Chemical Co. Ltd. ...... 22,700 747,673
Shionogi & Co. Ltd. ............ 9,300 130,434
Shiseido Co. Ltd. .............. 5,300 93,721
Shizuoka Financial Group, Inc. ..... 5,700 46,228
SMC Corp. .................. 700 271,825
SoftBank Corp. ............... 366,000 462,016
SoftBank Group Corp. .......... 12,100 691,464
Sompo Holdings, Inc. ........... 11,400 295,377
Sony Group Corp. ............. 79,400 1,673,399
Subaru Corp. ................ 7,800 138,593
Sumitomo Corp. .............. 13,900 300,812
Sumitomo Electric Industries Ltd. ... 9,200 164,473
Sumitomo Metal Mining Co. Ltd. .... 3,600 82,076
Sumitomo Mitsui Financial Group, Inc. 47,700 1,144,812
Sumitomo Mitsui Trust Group, Inc. .. 8,200 191,548
Sumitomo Realty & Development Co.
Ltd. ..................... 3,900 121,285
Suntory Beverage & Food Ltd. ..... 1,800 57,190
Suzuki Motor Corp. ............ 19,000 212,883
Sysmex Corp. ................ 6,300 115,509
T&D Holdings, Inc. ............. 6,400 117,144
Taisei Corp. ................. 1,900 79,608
Takeda Pharmaceutical Co. Ltd. .... 20,071 531,326
TDK Corp. .................. 24,100 310,374
Terumo Corp. ................ 17,400 335,920
TIS, Inc. .................... 2,400 56,688
Toho Co. Ltd. ................ 1,500 58,619
Tokio Marine Holdings, Inc. ....... 23,900 857,726
Tokyo Electric Power Co. Holdings,
Inc.
(b)
.................... 22,000 65,761
Tokyo Electron Ltd. ............ 5,700 856,820
Tokyo Gas Co. Ltd. ............ 4,800 132,992
Tokyu Corp. ................. 7,500 79,926
TOPPAN Holdings, Inc. .......... 3,200 84,890
Toray Industries, Inc. ........... 16,800 106,375
TOTO Ltd. .................. 2,100 50,308
Toyota Industries Corp. .......... 2,100 168,894
Toyota Motor Corp. ............ 130,300 2,544,139
Toyota Tsusho Corp. ............ 8,400 148,550
Trend Micro, Inc.
(b)
............. 1,600 86,261
Unicharm Corp. ............... 13,800 113,767
West Japan Railway Co. ......... 5,400 95,644
Yakult Honsha Co. Ltd. .......... 3,200 60,615
Yamaha Motor Co. Ltd. .......... 11,100 97,799
Yaskawa Electric Corp. .......... 2,800 71,457
Yokogawa Electric Corp. ......... 3,000 63,808
Zensho Holdings Co. Ltd. ........ 1,200 67,959
ZOZO, Inc. .................. 2,200 67,755
46,894,225
Jordan — 0.0%
Hikma Pharmaceuticals plc ....... 2,182 54,401
Luxembourg — 0.1%
ArcelorMittal SA ............... 6,190 143,821
CVC Capital Partners plc
(b)
....... 2,340 51,744
Eurofins Scientific SE ........... 1,690 86,194
281,759

Schedule of Investments
(continued)
December 31, 2024
BlackRock International Index V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Macau — 0.1%
Galaxy Entertainment Group Ltd. ... 25,000 $ 105,241
Sands China Ltd.
(b)
............. 34,800 92,658
197,899
Netherlands — 4.1%
ABN AMRO Bank NV , CVA
(d) (e)
..... 5,581 86,124
Adyen NV
(b) (d) (e)
............... 274 407,186
Aegon Ltd.
(c)
................. 16,418 97,699
Akzo Nobel NV ............... 2,217 133,071
Argenx SE
(b)
................. 769 475,020
ASM International NV ........... 595 344,020
ASML Holding NV ............. 5,077 3,556,107
ASR Nederland NV ............ 1,822 86,658
BE Semiconductor Industries NV ... 983 134,738
Euronext NV
(d) (e)
............... 1,072 120,265
EXOR NV ................... 1,181 108,269
Heineken Holding NV ........... 1,653 99,106
Heineken NV ................ 3,666 261,273
IMCD NV ................... 713 105,959
ING Groep NV ................ 42,052 659,022
JDE Peet's NV ............... 1,714 29,448
Koninklijke Ahold Delhaize NV ..... 11,747 383,174
Koninklijke KPN NV ............ 50,131 182,800
Koninklijke Philips NV
(b)
.......... 10,375 262,812
NN Group NV ................ 3,438 149,926
Randstad NV ................ 1,394 58,691
Universal Music Group NV ....... 10,078 257,786
Wolters Kluwer NV ............. 3,035 504,248
8,503,402
New Zealand — 0.3%
Auckland International Airport Ltd. .. 15,598 75,926
Fisher & Paykel Healthcare Corp. Ltd. 7,617 163,713
Infratil Ltd. .................. 11,719 82,604
Mercury NZ Ltd. ............... 8,325 27,240
Meridian Energy Ltd. ........... 17,039 56,342
Xero Ltd.
(b)
.................. 1,890 196,679
602,504
Norway — 0.6%
Aker BP ASA
(c)
............... 3,993 78,496
DNB Bank ASA ............... 11,307 225,738
Equinor ASA ................. 10,747 254,909
Gjensidige Forsikring ASA ........ 2,659 46,951
Kongsberg Gruppen ASA ........ 1,124 126,457
Mowi ASA ................... 5,916 101,390
Norsk Hydro ASA .............. 15,531 85,431
Orkla ASA ................... 9,592 82,982
Salmar ASA ................. 807 38,356
Telenor ASA ................. 8,005 89,313
1,130,023
Poland — 0.0%
InPost SA
(b)
.................. 2,540 43,363
Portugal — 0.2%
EDP SA .................... 40,013 128,002
Galp Energia SGPS SA , Class B ... 6,398 106,045
Jeronimo Martins SGPS SA ....... 3,761 71,878
305,925
Singapore — 1.7%
CapitaLand Ascendas REIT ....... 48,190 90,499
CapitaLand Integrated Commercial
Trust .................... 74,718 105,368
CapitaLand Investment Ltd. ....... 29,092 55,771
DBS Group Holdings Ltd. ........ 25,253 809,244
Security
Shares
Shares Value
Singapore (continued)
Genting Singapore Ltd. .......... 80,400 $ 45,105
Grab Holdings Ltd. , Class A
(b)
...... 27,203 128,398
Keppel Ltd. .................. 19,002 95,203
Oversea-Chinese Banking Corp. Ltd. 42,535 519,483
Sea Ltd. , ADR, Class A
(b)
......... 4,679 496,442
Sembcorp Industries Ltd. ........ 11,400 46,119
Singapore Airlines Ltd. .......... 18,000 84,860
Singapore Exchange Ltd. ........ 9,500 88,555
Singapore Technologies Engineering
Ltd. ..................... 20,781 70,908
Singapore Telecommunications Ltd. . 97,050 218,637
STMicroelectronics NV .......... 8,602 215,453
United Overseas Bank Ltd. ....... 16,059 426,461
3,496,506
South Africa — 0.2%
Anglo American plc ............ 16,043 474,346
South Korea — 0.0%
Delivery Hero SE
(b) (d) (e)
.......... 2,437 68,461
Spain — 2.6%
Acciona SA .................. 310 34,885
ACS Actividades de Construccion y
Servicios SA ............... 2,362 118,366
Aena SME SA
(d) (e)
.............. 947 193,281
Amadeus IT Group SA .......... 5,665 399,860
Banco Bilbao Vizcaya Argentaria SA . 73,548 719,626
Banco de Sabadell SA .......... 69,032 134,148
Banco Santander SA ........... 197,499 913,680
CaixaBank SA ................ 49,275 267,522
Cellnex Telecom SA
(d) (e)
.......... 6,658 210,303
EDP Renovaveis SA ............ 3,744 38,887
Endesa SA .................. 4,163 89,522
Grifols SA , Class A
(b)
........... 3,727 35,220
Iberdrola SA ................. 76,751 1,057,646
Industria de Diseno Textil SA ...... 13,885 711,245
Redeia Corp. SA .............. 5,101 87,106
Repsol SA .................. 14,460 175,949
Telefonica SA
(c)
............... 49,353 201,404
5,388,650
Sweden — 3.1%
AddTech AB , Class B ........... 3,308 90,136
Alfa Laval AB ................ 3,624 151,683
Assa Abloy AB , Class B ......... 12,770 377,179
Atlas Copco AB , Class A ......... 34,388 524,818
Atlas Copco AB , Class B ......... 20,126 271,922
Beijer Ref AB , Class B .......... 5,135 75,783
Boliden AB .................. 3,567 100,357
Epiroc AB , Class A ............. 8,660 150,923
Epiroc AB , Class B ............. 4,467 69,691
EQT AB .................... 4,729 130,728
Essity AB , Class B ............. 7,695 205,662
Evolution AB
(d) (e)
............... 2,137 164,797
Fastighets AB Balder , Class B
(b)
.... 9,053 63,007
Getinge AB , Class B ............ 2,861 46,931
H & M Hennes & Mauritz AB , Class B
(c)
7,298 98,368
Hexagon AB , Class B ........... 26,573 253,704
Holmen AB , Class B ............ 938 34,406
Industrivarden AB , Class A ....... 1,637 51,744
Industrivarden AB , Series C , Class C 1,883 59,476
Indutrade AB ................. 3,433 86,020
Investment AB Latour , Class B ..... 1,900 47,393
Investor AB , Class B ............ 22,066 584,461
L E Lundbergforetagen AB , Class B . 1,010 45,765
Lifco AB , Class B .............. 2,916 84,518

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock International Index V.I. Fund
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Sweden (continued)
Nibe Industrier AB , Class B
(c)
...... 19,050 $ 74,447
Saab AB , Class B ............. 4,040 85,354
Sagax AB , Class B ............. 2,795 57,359
Sandvik AB .................. 13,961 250,340
Securitas AB , Class B ........... 6,541 80,873
Skandinaviska Enskilda Banken AB ,
Class A .................. 19,986 273,890
Skanska AB , Class B ........... 4,093 86,065
SKF AB , Class B .............. 4,114 77,218
Svenska Cellulosa AB SCA , Class B . 7,777 98,640
Svenska Handelsbanken AB , Class A 18,412 190,105
Swedbank AB , Class A .......... 10,840 214,046
Swedish Orphan Biovitrum AB
(b)
.... 2,426 69,597
Tele2 AB , Class B ............. 7,161 70,711
Telefonaktiebolaget LM Ericsson , Class
B ...................... 35,239 285,381
Telia Co. AB ................. 29,749 82,687
Trelleborg AB , Class B .......... 2,734 93,559
Volvo AB , Class A ............. 2,528 61,787
Volvo AB , Class B ............. 20,173 490,248
6,411,779
Switzerland — 6.4%
ABB Ltd. (Registered) ........... 20,350 1,098,870
Adecco Group AG (Registered) .... 2,047 50,567
Alcon AG ................... 6,407 543,234
Avolta AG ................... 1,260 50,581
Bachem Holding AG ............ 390 24,941
Baloise Holding AG (Registered) ... 599 108,541
Banque Cantonale Vaudoise
(Registered)
(c)
.............. 383 35,265
Barry Callebaut AG (Registered) .... 48 63,910
BKW AG ................... 269 44,568
Chocoladefabriken Lindt & Spruengli
AG ..................... 15 166,393
Chocoladefabriken Lindt & Spruengli
AG (Registered) ............ 1 109,894
Cie Financiere Richemont SA
(Registered) ............... 6,827 1,032,749
Clariant AG (Registered) ......... 2,648 29,555
DSM-Firmenich AG ............ 2,371 239,670
EMS-Chemie Holding AG (Registered) 88 59,380
Galderma Group AG
(b)
.......... 1,058 117,324
Geberit AG (Registered) ......... 425 241,028
Givaudan SA (Registered) ........ 118 515,824
Helvetia Holding AG (Registered) ... 461 76,035
Julius Baer Group Ltd. .......... 2,571 166,784
Kuehne + Nagel International AG
(Registered) ............... 614 140,878
Logitech International SA (Registered) 1,939 160,057
Lonza Group AG (Registered) ..... 921 543,610
Novartis AG (Registered) ........ 24,925 2,426,631
Partners Group Holding AG ....... 287 389,830
Sandoz Group AG ............. 5,236 214,637
Schindler Holding AG ........... 548 151,404
Schindler Holding AG (Registered) .. 295 80,476
SGS SA (Registered) ........... 1,993 199,933
SIG Group AG ................ 3,869 76,501
Sika AG (Registered) ........... 1,931 460,750
Sonova Holding AG (Registered) ... 662 216,480
Straumann Holding AG (Registered) . 1,401 176,472
Swatch Group AG (The) ......... 366 66,525
Swiss Life Holding AG (Registered) .. 357 275,628
Swiss Prime Site AG (Registered) ... 1,045 113,899
Swisscom AG (Registered) ....... 329 183,106
Temenos AG (Registered) ........ 760 53,702
Security
Shares
Shares Value
Switzerland (continued)
UBS Group AG (Registered) ...... 41,769 $ 1,278,831
VAT Group AG
(d) (e)
............. 338 127,803
Zurich Insurance Group AG ....... 1,842 1,095,558
13,207,824
United Kingdom — 11.7%
3i Group plc ................. 12,301 547,558
Admiral Group plc ............. 3,309 109,316
Ashtead Group plc ............. 5,475 338,728
Associated British Foods plc ...... 4,074 103,921
AstraZeneca plc .............. 19,752 2,575,260
Auto Trader Group plc
(d) (e)
........ 11,030 109,140
Aviva plc ................... 35,286 206,815
BAE Systems plc .............. 38,619 554,001
Barclays plc ................. 186,247 623,033
Barratt Redrow plc ............. 17,511 95,993
Berkeley Group Holdings plc ...... 1,189 57,864
BP plc ..................... 206,707 1,021,746
British American Tobacco plc ...... 25,469 919,042
BT Group plc ................. 81,241 146,436
Bunzl plc ................... 4,215 173,553
Centrica plc ................. 71,254 118,878
CK Hutchison Holdings Ltd. ....... 34,159 181,604
Coca-Cola Europacific Partners plc .. 2,626 201,703
Compass Group plc ............ 21,798 725,294
Croda International plc .......... 1,754 74,189
DCC plc .................... 1,285 82,338
Diageo plc .................. 28,259 898,010
Entain plc ................... 8,144 69,911
Halma plc ................... 4,761 159,727
Hargreaves Lansdown plc ........ 5,022 68,913
HSBC Holdings plc ............ 231,977 2,278,734
Imperial Brands plc ............ 10,350 330,981
Informa plc .................. 16,919 168,743
InterContinental Hotels Group plc ... 2,042 254,073
Intertek Group plc ............. 2,023 119,519
J Sainsbury plc ............... 20,732 70,844
JD Sports Fashion plc ........... 32,430 38,762
Kingfisher plc ................ 22,366 69,522
Land Securities Group plc ........ 9,146 66,793
Legal & General Group plc ....... 73,837 212,010
Lloyds Banking Group plc ........ 784,619 535,839
London Stock Exchange Group plc .. 6,028 850,882
M&G plc .................... 28,223 69,841
Marks & Spencer Group plc ....... 26,059 122,039
Melrose Industries plc ........... 17,233 119,087
National Grid plc .............. 61,638 732,275
NatWest Group plc ............. 87,752 439,748
Next plc .................... 1,505 178,527
Pearson plc ................. 8,279 132,757
Persimmon plc ............... 4,139 61,826
Phoenix Group Holdings plc ...... 9,423 60,045
Reckitt Benckiser Group plc ....... 8,831 534,547
RELX plc ................... 23,908 1,083,247
Rentokil Initial plc .............. 31,528 157,371
Rolls-Royce Holdings plc
(b)
....... 107,406 761,658
Sage Group plc (The) ........... 12,763 202,785
Schroders plc ................ 10,539 42,600
Segro plc ................... 16,313 143,083
Severn Trent plc .............. 3,499 109,702
Smith & Nephew plc ............ 11,036 136,763
Smiths Group plc .............. 4,286 91,894
Spirax Group plc .............. 917 78,441
SSE plc .................... 13,882 278,258
Standard Chartered plc .......... 26,969 332,021
Taylor Wimpey plc ............. 45,830 69,754

Schedule of Investments
(continued)
December 31, 2024
BlackRock International Index V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United Kingdom (continued)
Tesco plc ................... 87,943 $ 404,481
Unilever plc .................. 31,817 1,807,862
United Utilities Group plc ......... 8,430 110,895
Vodafone Group plc ............ 286,017 243,995
Whitbread plc ................ 2,445 90,000
Wise plc , Class A
(b)
............. 7,986 106,145
WPP plc .................... 13,817 142,424
24,003,746
United States — 8.4%
CSL Ltd. .................... 6,124 1,068,337
CyberArk Software Ltd.
(b)
......... 543 180,900
Experian plc ................. 11,689 502,392
Ferrovial SE ................. 6,250 262,342
GSK plc .................... 52,639 887,877
Haleon plc .................. 96,975 457,252
Holcim AG .................. 6,648 640,102
James Hardie Industries plc , CDI
(b)
.. 5,470 168,590
Monday.com Ltd.
(b)
............. 506 119,133
Nestle SA (Registered) .......... 33,243 2,727,362
QIAGEN NV
(b)
................ 2,751 123,310
Roche Holding AG ............. 9,317 2,612,656
Sanofi SA ................... 14,554 1,414,806
Schneider Electric SE ........... 6,980 1,737,713
Shell plc .................... 79,056 2,464,255
Spotify Technology SA
(b)
......... 1,946 870,601
Stellantis NV ................. 24,999 325,198
Swiss Re AG ................. 3,811 551,965
Tenaris SA
(c)
................. 5,253 99,168
17,213,959
Total Common Stocks — 98.8%
(Cost: $ 167,203,313 ) ............................. 203,147,756
Security
Shares
Shares Value
Preferred Securities
Preferred Stocks — 0.3%
Germany — 0.3%
Bayerische Motoren Werke AG
(Preference) ............... 733 $ 54,913
Dr. Ing h c F Porsche AG (Preference) 1,439 87,202
Henkel AG & Co. KGaA (Preference) 2,229 195,565
Porsche Automobil Holding SE
(Preference) ............... 1,872 70,538
Sartorius AG (Preference) ........ 298 66,226
Volkswagen AG (Preference) ...... 2,581 238,136
712,580
Total Preferred Securities — 0.3%
(Cost: $ 768,737 ) ................................ 712,580
Total Long-Term Investments — 99 .1%
(Cost: $ 167,972,050 ) ............................. 203,860,336
Short-Term Securities
Money Market Funds — 0.6%
(f)(g)
BlackRock Cash Funds: Institutional, SL
Agency Shares , 4.63%
(h)
....... 1,128,745 1,129,310
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 4.36% ...... 95,759 95,759
Total Short-Term Securities — 0 .6%
(Cost: $ 1,225,137 ) .............................. 1,225,069
Total Investments — 99.7%
(Cost: $ 169,197,187 ) ............................. 205,085,405
Other Assets Less Liabilities — 0.3% ................... 604,851
Net Assets — 100.0% .............................. $ 205,690,256
(a)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)
Non-income producing security.
(c)
All or a portion of this security is on loan.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock International Index V.I. Fund
10
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
Shares
Held at
12/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 1,131,468
(a)
$ — $ (2,090) $ (68) $ 1,129,310 1,128,745 $ 18,072
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 163,895 — (68,136)
(a)
— — 95,759 95,759 7,277 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 729,244 — (727,819)
(a)
(1,405) (20) — — — —
$ (3,495) $ (88) $ 1,225,069 $ 25,349 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

Schedule of Investments
(continued)
December 31, 2024
BlackRock International Index V.I. Fund
Schedule of Investments
11
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
SGX Nikkei 225 Index ....................................................... 2 03/13/25 $ 247 $ (2,394)
SPI 200 Index ............................................................ 1 03/20/25 126 (2,182)
EURO STOXX 50 Index ..................................................... 17 03/21/25 860 (14,847)
FTSE 100 Index ........................................................... 4 03/21/25 409 (8,852)
$ (28,275)
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 28,275 $ — $ — $ — $ 28,275
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended December 31, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 83,721 $ — $ — $ — $ 83,721
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (33,228) $ — $ — $ — $ (33,228)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,946,791

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock International Index V.I. Fund
12
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 15,025,134 $ — $ 15,025,134
Austria .............................................. 63,663 416,727 — 480,390
Belgium ............................................. — 1,570,477 — 1,570,477
Brazil ............................................... — 56,306 — 56,306
Burkina Faso .......................................... — 41,280 — 41,280
Chile ............................................... — 96,036 — 96,036
China ............................................... 691,451 353,028 — 1,044,479
Denmark ............................................. — 5,904,315 — 5,904,315
Finland .............................................. 213,216 1,785,285 — 1,998,501
France .............................................. 95,586 18,909,353 — 19,004,939
Germany ............................................ 1,482,642 16,555,110 — 18,037,752
Hong Kong ........................................... 60,073 3,645,498 — 3,705,571
Ireland .............................................. 242,791 570,992 — 813,783
Israel ............................................... 733,130 937,360 — 1,670,490
Italy ................................................ — 5,419,531 — 5,419,531
Japan ............................................... 134,932 46,759,293 — 46,894,225
Jordan .............................................. — 54,401 — 54,401
Luxembourg .......................................... — 281,759 — 281,759
Macau .............................................. — 197,899 — 197,899
Netherlands ........................................... 383,174 8,120,228 — 8,503,402
New Zealand .......................................... 132,268 470,236 — 602,504
Norway .............................................. 46,951 1,083,072 — 1,130,023
Poland .............................................. — 43,363 — 43,363
Portugal ............................................. 71,878 234,047 — 305,925
Singapore ............................................ 624,840 2,871,666 — 3,496,506
South Africa ........................................... — 474,346 — 474,346
South Korea .......................................... 68,461 — — 68,461
Spain ............................................... — 5,388,650 — 5,388,650
Sweden ............................................. 345,970 6,065,809 — 6,411,779
Switzerland ........................................... 117,324 13,090,500 — 13,207,824
United Kingdom ........................................ 201,703 23,802,043 — 24,003,746
United States .......................................... 1,170,634 16,043,325 — 17,213,959
Preferred Securities
Germany ............................................ 195,565 517,015 — 712,580
Short-Term Securities
Money Market Funds ...................................... 1,225,069 — — 1,225,069
$ 8,301,321 $ 196,784,084 $ — $ 205,085,405
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ — $ (28,275) $ — $ (28,275)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities
December 31, 2024
13
Statement of Assets and Liabilities
BlackRock
International
Index V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 203,860,336
Investments, at value — affiliated
(c)
.......................................................................................... 1,225,069
Cash pledged: –
Futures contracts .................................................................................................... 116,028
Foreign currency, at value
(d)
............................................................................................... 1,271,925
Receivables: –
Securities lending income — affiliated ...................................................................................... 419
Capital shares sold ................................................................................................... 103,997
Dividends — unaffiliated ............................................................................................... 561,299
Dividends — affiliated ................................................................................................. 671
Variation margin on futures contracts ....................................................................................... 2,103
Prepaid e xpenses ..................................................................................................... 1,071
Total a ssets .........................................................................................................
207,142,918
LIABILITIES
Collateral on securities loaned ............................................................................................. 1,131,488
Payables: –
Accounting services fees ............................................................................................... 21,248
Capital shares redeemed ............................................................................................... 230
Custodian fees ...................................................................................................... 28,337
Distribution fees ..................................................................................................... 400
Interest expense .................................................................................................... 298
Investment advisory fees .............................................................................................. 14,226
Directors' and Officer's fees ............................................................................................. 1,189
Printing and postage fees .............................................................................................. 143,863
Professional fees .................................................................................................... 57,328
Transfer agent fees .................................................................................................. 39,765
Variation margin on futures contracts ....................................................................................... 5,929
Other accrued expenses ............................................................................................... 8,361
Total li abilities ........................................................................................................
1,452,662
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 205,690,256
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 182,132,846
Accumulated earnings .................................................................................................. 23,557,410
NET ASSETS ........................................................................................................
$ 205,690,256
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 167,972,050
(b)
  Securities loaned, at value ...................................................................................... $ 805,539
(c)
  Investments, at cost — affiliated ................................................................................... $ 1,225,137
(d)
  Foreign currency, at cost ....................................................................................... $ 1,301,648
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2024
2024
BlackRock Annual Financial Statements and Additional Information
14
See notes to financial statements.
BlackRock
International
Index V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 203,749,785
Shares outstanding ...................................................................................................
19,866,785
Net asset value .....................................................................................................
$ 10.26
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 1,940,471
Shares outstanding ...................................................................................................
189,931
Net asset value .....................................................................................................
$ 10.22
Shares authorized ...................................................................................................
10 million
Par value ......................................................................................................... $ 0.10

Statement of Operations
Year Ended December 31, 2024
15
Statement of Operations
See notes to financial statements.
BlackRock
International
Index V.I. Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 6,806,583
Dividends — affiliated ................................................................................................. 7,277
Interest — unaffiliated ................................................................................................. 7,032
Securities lending income — affiliated — net ................................................................................. 18,072
Foreign taxes withheld ................................................................................................ (490,877)
Foreign withholding tax claims ........................................................................................... 15,693
Total investment income .................................................................................................
6,363,780
EXPENSES
Investment advisory .................................................................................................. 170,479
Printing and postage ................................................................................................. 109,894
Transfer agent — class specific .......................................................................................... 109,068
Professional ....................................................................................................... 101,673
Custodian ......................................................................................................... 50,082
Accounting services .................................................................................................. 43,630
Directors and Officer ................................................................................................. 9,806
Transfer agent ...................................................................................................... 5,000
Distribution — class specific ............................................................................................ 4,647
Miscellaneous ...................................................................................................... 25,231
Total expenses excluding interest expense .....................................................................................
629,510
Interest expense .................................................................................................... 693
Total expenses .......................................................................................................
630,203
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (109)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (56,626)
Total expenses after fees waived and/or reimbursed ..............................................................................
573,468
Net investment income ..................................................................................................
5,790,312
REALIZED AND UNREALIZED GAIN (LOSS) $ 1,412,452
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... (1,001,054)
Investments — affiliated ............................................................................................. (3,495)
Foreign currency transactions ......................................................................................... (22,276)
Futures contracts .................................................................................................. 83,721
A
(943,104)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 2,473,893
Investments — affiliated ............................................................................................. (88)
Foreign currency translations .......................................................................................... (85,021)
Futures contracts .................................................................................................. (33,228)
A
2,355,556
Net realized and unrealized gain ...........................................................................................
1,412,452
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 7,202,764

Statements of Changes in Net Assets

2024
BlackRock Annual Financial Statements and Additional Information
16
BlackRock International Index V.I. Fund
Year Ended
12/31/24
Year Ended
12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 5,790,312  $ 5,437,949
Net realized loss .................................................................................. (943,104) (3,516,040)
Net change in unrealized appreciation (depreciation) .......................................................... 2,355,556  30,377,912
Net increase in net assets resulting from operations ............................................................. 7,202,764  32,299,821
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ (6,571,152) (6,067,759)
Class III ....................................................................................... (57,697) (46,377)
Decrease in net assets resulting from distributions to shareholders ................................................... (6,628,849) (6,114,136)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (1,449,318) (2,317,038)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (875,403) 23,868,647
Beginning of year .................................................................................... 206,565,659  182,697,012
End of year ........................................................................................
$ 205,690,256  $ 206,565,659
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
17
Financial Highlights
BlackRock International Index V.I. Fund
Class I
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of year .............................
$ 10.24  $ 8.94  $ 10.70  $ 9.95  $ 9.39
Net investment income
(a)
...................................
0 .29  0 .27  0 .26  0 .26  0 .19
Net realized and unrealized gain (loss) ..........................
0 .07  1 .34  ( 1 .80 ) 0 .86  0 .56
Net increase (decrease) from investment operations .................. 0.36  1.61  (1.54) 1.12  0.75
Distributions
(b)
– – – – –
From net investment income ................................ ( 0 .34 ) ( 0 .31 ) ( 0 .22 ) ( 0 .37 ) ( 0 .19 )
Return of capital ......................................... —  —  —  ( 0 .00 )
(c)
—
Total distributions .......................................... (0.34) (0.31) (0.22) (0.37) (0.19)
Net asset value, end of year ................................. $ 10.26  $ 10.24  $ 8.94  $ 10.70  $ 9.95
Total Return
(d)
Based on net asset value .................................... 3.43% 18.12% (14.35)% 11.30% 8.03%
Ratios to Average Net Assets
(e)
Total expen ses ...........................................
0.29% 0.29%
(f)
0.32% 0.32% 0.43%
Total expenses after fees waived and/or reimbursed ..................
0.27% 0.27% 0.27% 0.27% 0.27%
Net investment income .....................................
2.72% 2.78% 2.81% 2.41% 2.14%
Supplemental Data
Net assets, end of year (000) .................................. $ 203,750  $ 204,880  $ 181,598  $ 218,702  $ 202,576
Portfolio turnover rate ....................................... 4% 2% 3% 4% 5%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended December 31, 2023, the expense ratio would have been 0.27%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information
18
BlackRock International Index V.I. Fund
Class III
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Period from
02/09/21
(a)
to 12/31/21
Net asset value, beginning of period ........................................
$ 10.20  $ 8.91  $ 10.68  $ 10.26
Net investment income
(b)
................................................
0 .26  0 .24  0 .23  0 .15
Net realized and unrealized gain (loss) .......................................
0 .08  1 .34  ( 1 .79 ) 0 .63
Net increase (decrease) from investment operations ............................... 0.34  1.58  (1.56) 0.78
Distributions
(c)
– – – –
From net investment income ............................................. ( 0 .32 ) ( 0 .29 ) ( 0 .21 ) ( 0 .35 )
Return of capital ...................................................... —  —  —  ( 0 .01 )
Total distributions ....................................................... (0.32) (0.29) (0.21) (0.36)
Net asset value, end of period ............................................. $ 10.22  $ 10.20  $ 8.91  $ 10.68
Total Return
(d)
Based on net asset value ................................................. 3.20% 17.83% (14.59)% 7.65%
(e)
Ratios to Average Net Assets
(f)
Total expen ses ........................................................
0.54% 0.54%
(g)
0.59% 0.50%
(h)
Total expenses after fees waived and/or reimbursed ...............................
0.52% 0.52% 0.51% 0.49%
(h)
Net investment income ..................................................
2.43% 2.45% 2.51% 1.59%
(h)
Supplemental Data
Net assets, end of period (000) ............................................. $ 1,940  $ 1,686  $ 1,099  $ 348
Portfolio turnover rate .................................................... 4% 2% 3% 4%
(i)
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended December 31, 2023, the expense ratio would have been 0.52%.
(h)
Annualized.
(i)
Portfolio turnover rate is representative of the portfolio for the entire year.
See notes to financial statements.

Notes to Financial Statements
19
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock International
Index V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Cash: The Fund may maintain cash at its custodian which, at times, may exceed United States federally insured limits. The Fund maintains this balance with a high credit-
quality financial institution to minimize credit risk exposure.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2024 , if any, are disclosed in the Statement of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, the Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
20
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The portion of distributions, if any, that exceeds a fund's current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S.
federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or results of operations.
The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies

Notes to Financial Statements
(continued)
21
Notes to Financial Statements
or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s  Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
BofA Securities, Inc. ............................... $ 37,744 $ (37,744) $ — $ —
Goldman Sachs & Co. LLC .......................... 581,450 (581,450) — —
J.P. Morgan Securities LLC .......................... 169,986 (169,986) — —
National Financial Services LLC ....................... 16,359 (16,359) — —
$ 805,539 $ (805,539) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
22
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.08% of the average daily value of the Fund’s net assets.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2024, the class specific distribution fees borne directly by Class III were $4,647.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific  in the Statement of Operations. For the year ended December 31, 2024 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers, Reimbursements and Recoupments: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30,
2025 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the
1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year  ended December 31, 2024 , the amount waived was $ 109 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2024, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 108,102 $ 966 $ 109,068
Class I ................................................................................................................
0 .05%
Class III ...............................................................................................................
0 .05

Notes to Financial Statements
(continued)
23
Notes to Financial Statements
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager — class specific in the Statement of Operations. For the year ended December 31, 2024, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2024, there were no fees waived and/
or reimbursed by the Manager pursuant to this agreement.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of
Operations. For the year ended December 31, 2024, class specific expense waivers and/or reimbursements were as follows:
With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) the Fund , of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual expense limitations with respect to certain transfer agent fees, contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time.  Effective October 26, 2025, the repayment arrangement between the Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated.
As of December 31, 2024, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement were as follows:
The following fund level and class specific waivers and/or reimbursements previously recorded by the Fund, which were subject to recoupment by the Manager, expired on
December 31, 2024:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 2,482
Class III ...................................................................................................... 37
$ 2,519
Class I Class III
Expense Limitations .................................................................................. 0 .27% 0 .52%
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 53,644
Class III ...................................................................................................... 463
$ 54,107
Expiring December 31,
Fund Level/Share Class 2025 2026
Fund Level ........................................................................................ $ 2,878 $ —
Class I ........................................................................................... 22,315 53,644
Class III .......................................................................................... 163 463
Fund Level ............................................................................................................... $ 38,227
Class I .................................................................................................................. 31,846
Class III ................................................................................................................. 237

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
24
liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2024, the Fund paid BIM $3,919 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2024, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the  Company  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors  and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors . For the year  ended December 31, 2024 , the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended December 31, 2024, purchases and sales of investments, excluding short-term securities, were $7,882,826 and $11,038,073, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund's NAV.
Purchases ............................................................................................................... $ 2,341,329
Sales ................................................................................................................... 1,803,275
Net Realized Loss .......................................................................................................... (53,941)

Notes to Financial Statements
(continued)
25
Notes to Financial Statements
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to the reclassification of distributions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of December 31, 2024, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income and the characterization of corporate actions.
(c)
The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
As of December 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2024, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Manager uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current
Fund Name Paid-in Capital
Accumulated
Earnings (Loss)
BlackRock International Index V.I. Fund ............................................................ $ (3,096) $ 3,096
Fund Name
Year Ended
12/31/24
Year Ended
12/31/23
BlackRock International Index V.I. Fund
Ordinary income ...................................................................................... $ 6,628,849 $ 6,114,136
Fund Name
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Qualified Late-Year
Ordinary Losses
(c)
Total
BlackRock International Index V.I. Fund ....................................... $ (9,368,188) $ 32,979,876 $ (54,278) $ 23,557,410
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock International Index V.I. Fund .................................. $ 171,991,096 $ 72,046,788 $ (38,954,550) $ 33,092,238

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
26
market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund's portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European
Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
The Fund invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Fund's investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(continued)
27
Notes to Financial Statements
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
As of December 31, 2024, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/24
Year Ended
12/31/23
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock International Index V.I. Fund
Class I
Shares sold .............................................
532,902 $ 5,764,607 456,135 $ 4,463,359
Shares issued in reinvestment of distributions ........................
622,179 6,570,883 607,962 6,067,514
Shares redeemed .........................................
(1,304,597) (14,049,521) (1,359,831) (13,259,939)
(149,516) $ (1,714,031) (295,734) $ (2,729,066)
Class III
Shares sold .............................................
26,541 $ 286,064 60,722 $ 593,317
Shares issued in reinvestment of distributions ........................
5,426 57,082 4,605 45,811
Shares redeemed .........................................
(7,335) (78,433) (23,294) (227,100)
24,632 $ 264,713 42,033 $ 412,028
(124,884) $ (1,449,318) (253,701) $ (2,317,038)
Class I .......................................................................................................... 790
Class III ......................................................................................................... 1,949

Report of Independent Registered Public Accounting Firm
2024
BlackRock Annual Financial Statements and Additional Information
28
To the Shareholders of BlackRock International Index V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock International Index V.I. Fund of BlackRock Variable Series Funds, Inc. (the “Fund”),
including the schedule of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2024, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 17, 2025
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in these Financial Statements
29
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
ADR American Depositary Receipts
CDI Crest Depository Interests
CVA Certification Van Aandelon (Dutch Certificate)
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget

December 31, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Annual Financial
Statements and Additional
Information
BlackRock Variable Series Funds, Inc.
BlackRock International V.I. Fund

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
December 31, 2024
BlackRock International V.I. Fund
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Canada — 9.4%
Canadian National Railway Co. .... 29,606 $ 3,006,427
Canadian Pacific Kansas City Ltd. .. 41,099 2,975,814
Teck Resources Ltd. , Class B ..... 23,897 968,880
6,951,121
China — 6.6%
KE Holdings, Inc. , ADR
(a)
......... 42,476 782,408
Tencent Holdings Ltd. ........... 76,300 4,072,347
4,854,755
Denmark — 4.3%
Novo Nordisk A/S , Class B ....... 36,661 3,163,178
France — 8.1%
Air Liquide SA ................ 7,111 1,155,962
Cie de Saint-Gobain SA ......... 28,397 2,523,406
LVMH Moet Hennessy Louis Vuitton SE 3,539 2,327,930
6,007,298
Germany — 12.4%
adidas AG .................. 6,407 1,575,894
Beiersdorf AG ................ 21,667 2,783,027
Deutsche Telekom AG (Registered) . 117,923 3,533,338
Infineon Technologies AG ........ 40,587 1,324,831
9,217,090
Italy — 2.3%
Intesa Sanpaolo SpA ........... 426,926 1,712,323
Japan — 14.7%
Nintendo Co. Ltd. .............. 28,600 1,665,715
Nippon Paint Holdings Co. Ltd. ..... 182,300 1,177,008
Recruit Holdings Co. Ltd. ........ 46,800 3,252,970
Sony Group Corp. ............. 226,400 4,771,506
10,867,199
Netherlands — 2.1%
ASML Holding NV ............. 2,199 1,540,256
Switzerland — 2.4%
Julius Baer Group Ltd. .......... 27,456 1,781,108
Taiwan — 6.2%
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 142,000 4,615,008
United Kingdom — 15.2%
AstraZeneca plc .............. 19,033 2,481,517
Barclays plc ................. 676,378 2,262,618
RELX plc ................... 70,115 3,175,215
Standard Chartered plc .......... 144,417 1,777,947
Taylor Wimpey plc ............. 1,008,787 1,535,380
11,232,677
United States — 15.4%
Baker Hughes Co. , Class A ....... 28,182 1,156,025
Cadence Design Systems, Inc.
(b)
... 8,437 2,534,981
Marvell Technology, Inc. ......... 20,375 2,250,419
Mastercard, Inc. , Class A ......... 7,056 3,715,478
Otis Worldwide Corp. ........... 18,669 1,728,936
11,385,839
Total Long-Term Investments — 99.1%
(Cost: $ 66,692,389 ) .............................. 73,327,852
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.5%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares , 4.63%
(e)
....... 366,517 $ 366,700
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 4.36% ...... 733,528 733,528
Total Short-Term Securities — 1 .5%
(Cost: $ 1,100,228 ) .............................. 1,100,228
Total Investments — 100.6%
(Cost: $ 67,792,617 ) .............................. 74,428,080
Liabilities in Excess of Other Assets — (0.6) % ............ (421,018)
Net Assets — 100.0% .............................. $ 74,007,062
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
December 31, 2024
BlackRock International V.I. Fund
Schedule of Investments
3
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
Shares
Held at
12/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 366,538
(a)
$ — $ 162 $ — $ 366,700 366,517 $ 498
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,873,873 — (1,140,345)
(a)
— — 733,528 733,528 68,100 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 720,104 — (719,980)
(a)
(96) (28) — — — —
$ 66 $ (28) $ 1,100,228 $ 68,598 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock International V.I. Fund
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Canada ............................................. $ 6,951,121 $ — $ — $ 6,951,121
China ............................................... 782,408 4,072,347 — 4,854,755
Denmark ............................................. — 3,163,178 — 3,163,178
France .............................................. — 6,007,298 — 6,007,298
Germany ............................................ 2,783,027 6,434,063 — 9,217,090
Italy ................................................ — 1,712,323 — 1,712,323
Japan ............................................... — 10,867,199 — 10,867,199
Netherlands ........................................... — 1,540,256 — 1,540,256
Switzerland ........................................... — 1,781,108 — 1,781,108
Taiwan .............................................. — 4,615,008 — 4,615,008
United Kingdom ........................................ — 11,232,677 — 11,232,677
United States .......................................... 11,385,839 — — 11,385,839
Short-Term Securities
Money Market Funds ...................................... 1,100,228 — — 1,100,228
$ 23,002,623 $ 51,425,457 $ — $ 74,428,080

Statement of Assets and Liabilities
December 31, 2024
5
Statement of Assets and Liabilities
See notes to financial statements.
BlackRock
International V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 73,327,852
Investments, at value — affiliated
(c)
.......................................................................................... 1,100,228
Foreign currency, at value
(d)
............................................................................................... 27,071
Receivables: –
Securities lending income — affiliated ...................................................................................... 32
Capital shares sold ................................................................................................... 32,530
Dividends — unaffiliated ............................................................................................... 84,484
Dividends — affiliated ................................................................................................. 2,568
Prepaid e xpenses ..................................................................................................... 464
Total a ssets .........................................................................................................
74,575,229
LIABILITIES
Collateral on securities loaned ............................................................................................. 370,343
Payables: –
Accounting services fees ............................................................................................... 17,192
Capital shares redeemed ............................................................................................... 7,968
Interest expense .................................................................................................... 111
Investment advisory fees .............................................................................................. 41,118
Directors' and Officer's fees ............................................................................................. 433
Printing and postage fees .............................................................................................. 19,055
Professional fees .................................................................................................... 56,426
Transfer agent fees .................................................................................................. 46,920
Other accrued expenses ............................................................................................... 8,601
Total li abilities ........................................................................................................
568,167
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 74,007,062
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 77,513,995
Accumulated loss ..................................................................................................... (3,506,933)
NET ASSETS ........................................................................................................
$ 74,007,062
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 66,692,389
(b)
  Securities loaned, at value ...................................................................................... $ 355,506
(c)
  Investments, at cost — affiliated ................................................................................... $ 1,100,228
(d)
  Foreign currency, at cost ....................................................................................... $ 27,177

Statement of Assets and Liabilities
(continued)
December 31, 2024
2024
BlackRock Annual Financial Statements and Additional Information
6
See notes to financial statements.
BlackRock
International V.I.
Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 74,007,062
Shares outstanding ...................................................................................................
7,350,730
Net asset value .....................................................................................................
$ 10.07
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10

Statement of Operations
Year Ended December 31, 2024
7
Statement of Operations
See notes to financial statements.
BlackRock
International V.I.
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 1,232,565
Dividends — affiliated ................................................................................................. 68,100
Interest — unaffiliated ................................................................................................. 82
Securities lending income — affiliated — net ................................................................................. 498
Foreign taxes withheld ................................................................................................ (115,046)
Total investment income .................................................................................................
1,186,199
EXPENSES
Investment advisory .................................................................................................. 587,626
Transfer agent — class specific .......................................................................................... 147,177
Professional ....................................................................................................... 104,692
Accounting services .................................................................................................. 36,165
Custodian ......................................................................................................... 15,032
Printing and postage ................................................................................................. 12,083
Directors and Officer ................................................................................................. 7,955
Transfer agent ...................................................................................................... 5,000
Miscellaneous ...................................................................................................... 9,009
Total expenses excluding interest expense .....................................................................................
924,739
Interest expense .................................................................................................... 373
Total expenses .......................................................................................................
925,112
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (103,673)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (147,177)
Total expenses after fees waived and/or reimbursed ..............................................................................
674,262
Net investment income ..................................................................................................
511,937
REALIZED AND UNREALIZED GAIN (LOSS) $ (141,900)
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 2,994,397
Investments — affiliated ............................................................................................. 66
Foreign currency transactions ......................................................................................... (9,948)
A
2,984,515
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (3,121,390)
Investments — affiliated ............................................................................................. (28)
Foreign currency translations .......................................................................................... (4,997)
A
(3,126,415)
Net realized and unrealized loss ............................................................................................
(141,900)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 370,037

Statements of Changes in Net Assets

2024
BlackRock Annual Financial Statements and Additional Information
8
BlackRock International V.I. Fund
Year Ended
12/31/24
Year Ended
12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 511,937  $ 804,969
Net realized gain (loss) .............................................................................. 2,984,515  (2,614,197)
Net change in unrealized appreciation (depreciation) .......................................................... (3,126,415) 15,431,321
Net increase in net assets resulting from operations ............................................................. 370,037  13,622,093
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ................................................... (439,144) (675,003)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (7,648,710) (5,603,353)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (7,717,817) 7,343,737
Beginning of year .................................................................................... 81,724,879  74,381,142
End of year ........................................................................................
$ 74,007,062  $ 81,724,879
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
9
Financial Highlights
BlackRock International V.I. Fund
Class I
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of year ..............................
$ 10.09  $ 8.55  $ 11.88  $ 14.27  $ 12.02
Net investment income
(a)
....................................
0 .07  0 .10  0 .07  0 .11  0 .05
Net realized and unrealized gain (loss) ...........................
( 0 .03 ) 1 .52  ( 3 .01 ) 1 .12  2 .46
Net increase (decrease) from investment operations ................... 0.04  1.62  (2.94) 1.23  2.51
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .06 ) ( 0 .08 ) ( 0 .08 ) ( 0 .11 ) ( 0 .06 )
From net realized gain ...................................... —  —  ( 0 .31 ) ( 3 .51 ) ( 0 .20 )
Total distributions ........................................... (0.06) (0.08) (0.39) (3.62) (0.26)
Net asset value, end of year .................................. $ 10.07  $ 10.09  $ 8.55  $ 11.88  $ 14.27
Total Return
(c)
Based on net asset value ..................................... 0.37% 19.02% (24.62)% 8.68% 21.32%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
1.18% 1.17% 1.17% 1.12% 1.14%
Total expenses after fees waived and/or reimbursed ...................
0.86% 0.86% 0.90% 0.93% 0.93%
Net investment income ......................................
0.65% 1.02% 0.77% 0.69% 0.43%
Supplemental Data
Net assets, end of year (000) ................................... $ 74,007  $ 81,725  $ 74,381  $ 103,072  $ 102,753
Portfolio turnover rate ........................................ 61% 102% 102% 80% 98%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Notes to Financial Statements
2024
BlackRock Annual Financial Statements and Additional Information
10
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock International
V.I. Fund (the “Fund”). The Fund is classified as diversified.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2024 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or results of operations.

Notes to Financial Statements
(continued)
11
Notes to Financial Statements
The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
12
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s  Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”) an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent  in the Statement of Operations.
For the year ended December 31, 2024 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year  ended December 31, 2024 , the amount waived was $ 1,010 .
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Morgan Stanley .................................. $ 355,506 $ (355,506) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.75%
$1 billion - $3 billion ..................................................................................................... 0.71
$3 billion - $5 billion ..................................................................................................... 0.68
$5 billion - $10 billion .................................................................................................... 0.65
Greater than $10 billion ................................................................................................... 0.64
Class I
Transfer agent fees - class specific ......................................................................................... $ 147,177

Notes to Financial Statements
(continued)
13
Notes to Financial Statements
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2024, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses at 0.08% of average daily net assets. The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the Manager — class specific in the
Statement of Operations. For the year ended December 31, 2024, expense reimbursements were $84,498.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”), to 0.86% of average daily net assets.
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2024, the Manager waived and/or reimbursed investment advisory fees of $102,663, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of
Operations. For the year ended December 31, 2024, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2024, the Fund paid BIM $101 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2024, the Fund did not participate in the Interfund Lending Program.
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 62,679

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
14
Directors and Officers:  Certain directors and/or officers of the  Company  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors  and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors . For the year  ended December 31, 2024 , the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
6. PURCHASES AND SALES
For the year ended December 31, 2024, purchases and sales of investments, excluding short-term securities, were $47,280,934 and $53,779,964, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund's NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to certain deemed distributions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of December 31, 2024, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the realization for tax purposes of unrealized gains (losses) on certain foreign currency contracts.
During the year ended December 31, 2024, the Fund utilized the following amount of its capital loss carryforward:
As of December 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Purchases ............................................................................................................... $ —
Sales ................................................................................................................... 263,940
Net Realized Gain .......................................................................................................... 72,203
Fund Name Paid-in Capital
Accumulated
Earnings (Loss)
BlackRock International V.I. Fund ................................................................ $ 39,769 $ (39,769)
Fund Name
Year Ended
12/31/24
Year Ended
12/31/23
BlackRock International V.I. Fund
Ordinary income ...................................................................................... $ 439,144 $ 675,003
Fund Name
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
BlackRock International V.I. Fund ............................................ $ 92,184 $ (10,232,530) $ 6,633,413 $ (3,506,933)
Fund Name Amount Utilized
BlackRock International V.I. Fund .......................................................................................... $ 2,864,336
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock International V.I. Fund ...................................... $ 67,792,617 $ 10,315,066 $ (3,679,599) $ 6,635,467

Notes to Financial Statements
(continued)
15
Notes to Financial Statements
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2024, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund's portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European
Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be,

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
16
significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
The Fund invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Fund's investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/24
Year Ended
12/31/23
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock International V.I. Fund
Class I
Shares sold .............................................
429,627 $ 4,385,694 807,101 $ 7,626,668
Shares issued in reinvestment of distributions ........................
41,919 439,144 69,089 675,003
Shares redeemed .........................................
(1,222,865) (12,473,548) (1,469,369) (13,905,024)
(751,319) $ (7,648,710) (593,179) $ (5,603,353)

Report of Independent Registered Public Accounting Firm
17
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock International V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock International V.I. Fund of BlackRock Variable Series Funds, Inc. (the “Fund”), including the schedule of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2024, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 17, 2025
We have served as the auditor of one or more BlackRock investment companies since 1992.

December 31, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Annual Financial
Statements and Additional
Information
BlackRock Variable Series Funds, Inc.
BlackRock Large Cap Focus Growth V.I. Fund

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
December 31, 2024
BlackRock Large Cap Focus Growth V.I. Fund
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.7%
TransDigm Group, Inc. ................ 3,678 $ 4,661,056
Automobiles — 3.7%
Ferrari NV ........................ 7,259 3,083,914
Tesla, Inc.
(a)
........................ 17,229 6,957,759
10,041,673
Broadline Retail — 10.5%
Amazon.com, Inc.
(a)
.................. 131,344 28,815,560
Building Products — 0.6%
Trane Technologies plc ................ 4,674 1,726,342
Capital Markets — 2.3%
Blackstone, Inc. , Class A ............... 20,059 3,458,573
S&P Global, Inc. .................... 5,634 2,805,901
6,264,474
Chemicals — 1.2%
Sherwin-Williams Co. (The) ............. 9,700 3,297,321
Commercial Services & Supplies — 1.3%
Copart, Inc.
(a)
...................... 60,099 3,449,082
Electrical Equipment — 1.4%
Vertiv Holdings Co. , Class A ............ 34,492 3,918,636
Entertainment — 3.0%
Netflix, Inc.
(a)
....................... 9,344 8,328,494
Financial Services — 4.9%
Mastercard, Inc. , Class A ............... 5,517 2,905,087
Visa, Inc. , Class A ................... 33,398 10,555,104
13,460,191
Ground Transportation — 0.7%
Old Dominion Freight Line, Inc. .......... 11,558 2,038,831
Health Care Equipment & Supplies — 3.7%
(a)
Align Technology, Inc. ................. 10,774 2,246,487
Boston Scientific Corp. ................ 29,033 2,593,227
Intuitive Surgical, Inc. ................. 10,132 5,288,499
10,128,213
Hotels, Restaurants & Leisure — 0.9%
Hilton Worldwide Holdings, Inc. .......... 10,104 2,497,305
Interactive Media & Services — 9.4%
Alphabet, Inc. , Class A ................ 51,736 9,793,625
Meta Platforms, Inc. , Class A ............ 27,504 16,103,867
25,897,492
IT Services — 1.4%
(a)
MongoDB, Inc. , Class A ............... 4,318 1,005,274
Shopify, Inc. , Class A ................. 26,385 2,805,517
3,810,791
Life Sciences Tools & Services — 1.0%
Danaher Corp. ..................... 11,744 2,695,835
Media — 0.8%
Trade Desk, Inc. (The) , Class A
(a)
......... 17,647 2,074,052
Pharmaceuticals — 3.4%
Eli Lilly & Co. ...................... 12,158 9,385,976
Real Estate Management & Development — 0.9%
CoStar Group, Inc.
(a)
.................. 36,440 2,608,739
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment — 20.2%
ASML Holding NV (Registered), NYRS , ADR . 4,990 $ 3,458,469
Broadcom, Inc. ..................... 65,876 15,272,692
NVIDIA Corp. ...................... 256,098 34,391,400
Taiwan Semiconductor Manufacturing Co. Ltd. ,
ADR .......................... 11,888 2,347,761
55,470,322
Software — 17.4%
AppLovin Corp. , Class A
(a)
.............. 8,248 2,670,950
Cadence Design Systems, Inc.
(a)
......... 24,077 7,234,175
Intuit, Inc. ......................... 10,041 6,310,769
Microsoft Corp. ..................... 63,565 26,792,647
Salesforce, Inc. ..................... 14,066 4,702,686
47,711,227
Technology Hardware, Storage & Peripherals — 8.4%
Apple, Inc. ........................ 91,674 22,957,003
Total Common Stocks — 98 .8%
(Cost: $ 149,698,879 ) .............................. 271,238,615
Preferred Securities
Preferred Stocks — 1.2%
Interactive Media & Services — 1.2%
ByteDance Ltd. , Series E-1 , (Acquired 11/11/20 ,
cost $ 1,906,152 )
(a) (b) (c)
............... 17,396 3,143,457
Total Preferred Securities — 1 .2%
(Cost: $ 1,906,152 ) ............................... 3,143,457
Total Long-Term Investments — 100.0%
(Cost: $ 151,605,031 ) .............................. 274,382,072
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.36%
(d) (e)
.................. 336,790 336,790
Total Short-Term Securities — 0 .1%
(Cost: $ 336,790 ) ................................. 336,790
Total Investments — 100 .1%
(Cost: $ 151,941,821 ) .............................. 274,718,862
Liabilities in Excess of Other Assets — (0.1) % ............. (201,368)
Net Assets — 100.0% ...............................
$ 274,517,494
(a)
Non-income producing security.
(b)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,143,457, representing 1.15% of its net assets as of period end, and an original cost of $1,906,152.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.

Schedule of Investments
(continued)
December 31, 2024
BlackRock Large Cap Focus Growth V.I. Fund
Schedule of Investments
3
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
Shares
Held at
12/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ — $ 1,957
(b)
$ — $ (1,957) $ — $ — — $ 3,480
(c)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 773,544 — (436,754)
(b)
— — 336,790 336,790 17,146 —
SL Liquidity Series, LLC, Money
Market Series
(a)
........ 11,601,815 — (11,602,623)
(b)
812 (4) — — 4,961
(c)
—
$ (1,145) $ (4) $ 336,790 $ 25,587 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Large Cap Focus Growth V.I. Fund
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 271,238,615 $ — $ — $ 271,238,615
Preferred Securities ....................................... — — 3,143,457 3,143,457
Short-Term Securities
Money Market Funds ...................................... 336,790 — — 336,790
$ 271,575,405 $ — $ 3,143,457 $ 274,718,862
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Preferred
Securities Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2023 ................................................................................... $ 2,838,969 $ 2,838,969
Transfers into Level 3 ................................................................................................. — —
Transfers out of Level 3 ................................................................................................ — —
Accrued discounts/premiums ............................................................................................. — —
Net realized gain .................................................................................................... — —
Net change in unrealized appreciation
(a) (b)
..................................................................................... 304,488 304,488
Purchases ......................................................................................................... — —
Sales ............................................................................................................ — —
Closing balance, as of December 31, 2024 ....................................................................................
$ 3,143,457 $ 3,143,457
Net change in unrealized appreciation on investments still held at December 31, 2024
(b)
.......................................................
$ 304,488 $ 304,488
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

Schedule of Investments
(continued)
December 31, 2024
BlackRock Large Cap Focus Growth V.I. Fund
Schedule of Investments
5
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
See notes to financial statements.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s
Level 3 investments as of period end.
Value
Valuation
Approach Unobservable Inputs
(a)
Range of
Unobservable
Inputs Utilized
(a)
Weighted Average of
Unobservable Inputs
Based on Fair Value
Preferred Stocks ........................... $ 3,143,457 Market Revenue Multiple 1.26x —
Recent Transactions
(b)
—
$ 3,143,457
(b)
For the period end December 31, 2024, the valuation technique used recent prior transaction prices as inputs within the model used for the approximation of fair value.

Statement of Assets and Liabilities

December 31, 2024
2024
BlackRock Annual Financial Statements and Additional Information
6
BlackRock
Large Cap
Focus Growth
V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 274,382,072
Investments, at value — affiliated
(b)
.......................................................................................... 336,790
Cash ............................................................................................................. 298
Receivables: –
Securities lending income — affiliated ...................................................................................... 73
Capital shares sold ................................................................................................... 454,153
Dividends — unaffiliated ............................................................................................... 31,285
Dividends — affiliated ................................................................................................. 1,762
Prepaid e xpenses ..................................................................................................... 1,155
Total a ssets .........................................................................................................
275,207,588
LIABILITIES
Payables: –
Capital shares redeemed ............................................................................................... 122,945
Distribution fees ..................................................................................................... 31,806
Interest expense .................................................................................................... 348
Investment advisory fees .............................................................................................. 159,172
Directors' and Officer's fees ............................................................................................. 962
Printing and postage fees .............................................................................................. 38,302
Professional fees .................................................................................................... 136,653
Transfer agent fees .................................................................................................. 160,822
Other accrued expenses ............................................................................................... 39,084
Total li abilities ........................................................................................................
690,094
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 274,517,494
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 142,675,886
Accumulated earnings .................................................................................................. 131,841,608
NET ASSETS ........................................................................................................
$ 274,517,494
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 151,605,031
(b)
  Investments, at cost — affiliated ................................................................................... $ 336,790
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2024
7
Statement of Assets and Liabilities
See notes to financial statements.
BlackRock Large
Cap Focus
Growth V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 124,663,763
Shares outstanding ...................................................................................................
5,370,864
Net asset value .....................................................................................................
$ 23.21
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 149,853,731
Shares outstanding ...................................................................................................
6,704,656
Net asset value .....................................................................................................
$ 22.35
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10

Statement of Operations

Year Ended December 31, 2024
2024
BlackRock Annual Financial Statements and Additional Information
8
See notes to financial statements.
BlackRock
Large Cap
Focus Growth
V.I. Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 1,368,137
Dividends — affiliated ................................................................................................. 17,146
Interest — unaffiliated ................................................................................................. 122
Securities lending income — affiliated — net ................................................................................. 8,441
Foreign taxes withheld ................................................................................................ (16,296)
Total investment income .................................................................................................
1,377,550
EXPENSES
Investment advisory .................................................................................................. 1,689,212
Transfer agent — class specific .......................................................................................... 530,096
Distribution — class specific ............................................................................................ 356,699
Professional ....................................................................................................... 172,592
Accounting services .................................................................................................. 49,857
Printing and postage ................................................................................................. 34,561
Custodian ......................................................................................................... 14,331
Directors and Officer ................................................................................................. 9,931
Transfer agent ...................................................................................................... 5,101
Miscellaneous ...................................................................................................... 6,030
Total expenses excluding interest expense .....................................................................................
2,868,410
Interest expense .................................................................................................... 3,329
Total expenses .......................................................................................................
2,871,739
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (264)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (477,412)
Total expenses after fees waived and/or reimbursed ..............................................................................
2,394,063
Net investment loss ....................................................................................................
(1,016,513)
REALIZED AND UNREALIZED GAIN (LOSS) $ 71,070,635
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 27,534,703
Investments — affiliated ............................................................................................. (1,145)
Foreign currency transactions ......................................................................................... (1,024)
A
27,532,534
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 43,539,884
Investments — affiliated ............................................................................................. (4)
Foreign currency translations .......................................................................................... (1,779)
A
43,538,101
Net realized and unrealized gain ...........................................................................................
71,070,635
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 70,054,122

Statements of Changes in Net Assets
9
Statements of Changes in Net Assets
BlackRock Large Cap Focus Growth V.I.
Fund
Year Ended
12/31/24
Year Ended
12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment loss ................................................................................ $ (1,016,513) $ (598,242)
Net realized gain .................................................................................. 27,532,534  8,207,594
Net change in unrealized appreciation (depreciation) .......................................................... 43,538,101  78,770,231
Net increase in net assets resulting from operations ............................................................. 70,054,122  86,379,583
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ (9,533,811) (1,920,441)
Class III ....................................................................................... (11,559,534) (2,097,546)
Decrease in net assets resulting from distributions to shareholders ................................................... (21,093,345) (4,017,987)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (15,252,770) (12,655,953)
NET ASSETS
Total increase in net assets ............................................................................. 33,708,007  69,705,643
Beginning of year .................................................................................... 240,809,487  171,103,844
End of year ........................................................................................
$ 274,517,494  $ 240,809,487
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information
10
BlackRock Large Cap Focus Growth V.I. Fund
Class I
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of year ..............................
$ 19.02  $ 12.67  $ 21.82  $ 21.58  $ 15.91
Net investment loss
(a)
......................................
( 0 .06 ) ( 0 .02 ) ( 0 .02 ) ( 0 .09 ) ( 0 .06 )
Net realized and unrealized gain (loss) ...........................
6 .13  6 .70  ( 8 .23 ) 3 .89  6 .97
Net increase (decrease) from investment operations ................... 6.07  6.68  (8.25) 3.80  6.91
Distributions from net realized gain
(b)
............................ (1.88) (0.33) (0.90) (3.56) (1.24)
Net asset value, end of year .................................. $ 23.21  $ 19.02  $ 12.67  $ 21.82  $ 21.58
Total Return
(c)
Based on net asset value ..................................... 31.71% 52.86% (38.11)% 18.09% 43.74%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
0.96% 0.93% 0.91% 0.90% 0.91%
Total expenses after fees waived and/or reimbursed ...................
0.78% 0.83% 0.79% 0.77% 0.78%
Net investment loss .........................................
(0.25)% (0.15)% (0.11)% (0.40)% (0.35)%
Supplemental Data
Net assets, end of year (000) ................................... $ 124,664  $ 106,676  $ 87,220  $ 150,211  $ 139,807
Portfolio turnover rate ........................................ 27% 27% 50% 52% 54%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
11
Financial Highlights
BlackRock Large Cap Focus Growth V.I. Fund
Class III
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of year ..............................
$ 18.37  $ 12.25  $ 21.19  $ 21.10  $ 15.61
Net investment loss
(a)
......................................
( 0 .11 ) ( 0 .06 ) ( 0 .05 ) ( 0 .15 ) ( 0 .11 )
Net realized and unrealized gain (loss) ...........................
5 .91  6 .47  ( 7 .99 ) 3 .80  6 .84
Net increase (decrease) from investment operations ................... 5.80  6.41  (8.04) 3.65  6.73
Distributions from net realized gain
(b)
............................ (1.82) (0.29) (0.90) (3.56) (1.24)
Net asset value, end of year .................................. $ 22.35  $ 18.37  $ 12.25  $ 21.19  $ 21.10
Total Return
(c)
Based on net asset value ..................................... 31.39% 52.47% (38.25)% 17.78% 43.43%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
1.22% 1.21% 1.18% 1.16% 1.16%
Total expenses after fees waived and/or reimbursed ...................
1.03% 1.08% 1.04% 1.02% 1.03%
Net investment loss .........................................
(0.50)% (0.40)% (0.36)% (0.65)% (0.60)%
Supplemental Data
Net assets, end of year (000) ................................... $ 149,854  $ 134,133  $ 83,884  $ 162,772  $ 146,794
Portfolio turnover rate ........................................ 27% 27% 50% 52% 54%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Notes to Financial Statements
2024
BlackRock Annual Financial Statements and Additional Information
12
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Large
Cap Focus Growth V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
The Board of Directors of the Company had previously approved an Agreement and Plan of Reorganization between the Company, on behalf of the Fund, and the Company, on behalf of BlackRock Capital Appreciation V.I. Fund (the “Target Fund”), pursuant to which the Target Fund would be reorganized into the Fund (the “Reorganization”). The
Company, on behalf of each of the Fund and the Target Fund, has determined not to proceed with the Reorganization at this time.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2024 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Notes to Financial Statements
(continued)
13
Notes to Financial Statements
Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or results of operations.
The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
14
appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s  Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

Notes to Financial Statements
(continued)
15
Notes to Financial Statements
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2024, the class specific distribution fees borne directly by Class III were $356,699.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the year ended December 31, 2024 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements : The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year  ended December 31, 2024 , the amount waived was $ 264 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2024, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager — class specific in the Statement of Operations. For the year ended December 31, 2024, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Prior to March 8, 2024, the expense limitations as a percentage of average daily assets for Class I and Class III were 1.25% and 1.50%, respectively.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.65%
$1 billion - $3 billion ..................................................................................................... 0.61
$3 billion - $5 billion ..................................................................................................... 0.59
$5 billion - $10 billion .................................................................................................... 0.57
Greater than $10 billion ................................................................................................... 0.55
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 231,593 $ 298,503 $ 530,096
Class I ................................................................................................................
0 .07%
Class III ...............................................................................................................
0 .07
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 149,555
Class III ...................................................................................................... 198,629
$ 348,184
Class I Class III
Expense Limitations .................................................................................. 0 .79% 1 .04%

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
16
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2024, there were no fees waived and/
or reimbursed by the Manager pursuant to this agreement.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of
Operations. For the year ended December 31, 2024, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2024, the Fund paid BIM $1,521 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2024, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the  Company  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors  and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors . For the year  ended December 31, 2024 , the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 58,384
Class III ...................................................................................................... 70,844
$ 129,228
Purchases ............................................................................................................... $ —
Sales ................................................................................................................... 95,270
Net Realized Gain .......................................................................................................... 41,054

Notes to Financial Statements
(continued)
17
Notes to Financial Statements
6. PURCHASES AND SALES
For the year ended December 31, 2024, purchases and sales of investments, excluding short-term securities, were $70,406,837 and $108,139,042, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund's NAV.
The tax character of distributions paid was as follows:
As of December 31, 2024, the tax components of accumulated earnings (loss) were as follows:
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
(b)
The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
As of December 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2024, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Fund Name
Year Ended
12/31/24
Year Ended
12/31/23
BlackRock Large Cap Focus Growth V.I. Fund
Ordinary income ...................................................................................... $ 1,943,768 $ 397,502
Long-term capital gains ................................................................................. 19,149,577 3,620,485
$ 21,093,345 $ 4,017,987
Fund Name
Undistributed
Long-Term
Capital Gains
Net Unrealized
Gains (Losses)
(a)
Qualified Late-Year
Capital Losses
(b)
Total
BlackRock Large Cap Focus Growth V.I. Fund ................................... $ 9,198,655 $ 122,741,717 $ (98,764) $ 131,841,608
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Large Cap Focus Growth V.I. Fund .............................. $ 151,976,423 $ 125,522,087 $ (2,779,648) $ 122,742,439

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
18
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
As of period end, the Fund’s investments had the following industry classifications:
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
INDUSTRY ALLOCATION
Industry
Percent of
Long-Term
Investments
Semiconductors & Semiconductor Equipment ................................................................................... 20 .2%
Software ........................................................................................................... 17 .4
Interactive Media & Services .............................................................................................. 10 .6
Broadline Retail ....................................................................................................... 10 .5
Technology Hardware, Storage & Peripherals ................................................................................... 8 .4
Other
(a)
............................................................................................................. 32 .9
(a)
All other industries held were less than 5% of long-term investments.

Notes to Financial Statements
(continued)
19
Notes to Financial Statements
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/24
Year Ended
12/31/23
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Large Cap Focus Growth V.I. Fund
Class I
Shares sold .............................................
320,271 $ 7,288,808 416,952 $ 6,500,518
Shares issued in reinvestment of distributions ........................
398,791 9,533,811 106,336 1,920,441
Shares redeemed .........................................
(957,627) (21,040,206) (1,796,680) (28,756,435)
(238,565) $ (4,217,587) (1,273,392) $ (20,335,476)
Class III
Shares sold .............................................
860,163 $ 18,304,995 2,274,534 $ 36,512,793
Shares issued in reinvestment of distributions ........................
502,182 11,559,534 120,276 2,097,546
Shares redeemed .........................................
(1,960,377) (40,899,712) (1,938,832) (30,930,816)
(598,032) $ (11,035,183) 455,978 $ 7,679,523
(836,597) $ (15,252,770) (817,414) $ (12,655,953)

Report of Independent Registered Public Accounting Firm
2024
BlackRock Annual Financial Statements and Additional Information
20
To the Shareholders of BlackRock Large Cap Focus Growth V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Large Cap Focus Growth V.I. Fund of BlackRock Variable Series Funds, Inc. (the “Fund”),
including the schedule of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2024, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 17, 2025
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in these Financial Statements
21
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
ADR American Depositary Receipts
NYRS New York Registered Shares

December 31, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Annual Financial
Statements and Additional
Information
BlackRock Variable Series Funds, Inc.
BlackRock Managed Volatility V.I. Fund

Derivative Financial Instruments
2024
BlackRock Annual Financial Statements and Additional Information
2
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
December 31, 2024
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.2%
Airbus SE ......................... 1,441 $ 230,749
Axon Enterprise, Inc.
(a)
................ 143 84,988
BAE Systems plc .................... 4,626 66,361
Boeing Co. (The)
(a)
................... 829 146,733
Bombardier, Inc. , Class B
(a)
............. 368 25,025
Curtiss-Wright Corp. .................. 298 105,751
Dassault Aviation SA ................. 69 14,099
General Dynamics Corp. ............... 714 188,132
General Electric Co. .................. 2,382 397,294
HEICO Corp. ...................... 630 149,776
HEICO Corp. , Class A ................. 1,435 267,025
Howmet Aerospace, Inc. ............... 276 30,186
Kongsberg Gruppen ASA .............. 224 25,202
L3Harris Technologies, Inc. ............. 80 16,822
Lockheed Martin Corp. ................ 861 418,394
Northrop Grumman Corp. .............. 759 356,191
Rheinmetall AG ..................... 267 170,588
Rolls-Royce Holdings plc
(a)
............. 6,848 48,562
RTX Corp. ........................ 4,096 473,989
Saab AB , Class B ................... 1,997 42,191
Safran SA ......................... 813 178,135
Textron, Inc. ....................... 752 57,521
Thales SA ......................... 200 28,719
TransDigm Group, Inc. ................ 48 60,829
3,583,262
Air Freight & Logistics — 0.2%
Deutsche Post AG ................... 1,281 45,222
FedEx Corp. ....................... 138 38,824
United Parcel Service, Inc. , Class B ....... 1,814 228,745
312,791
Automobile Components — 0.0%
Cie Generale des Etablissements Michelin SCA 1,165 38,335
Automobiles — 1.3%
Ferrari NV ........................ 121 51,630
Honda Motor Co. Ltd. ................. 5,900 56,173
Stellantis NV ....................... 3,671 47,754
Tesla, Inc.
(a)
........................ 4,058 1,638,783
Toyota Motor Corp. .................. 14,500 283,116
2,077,456
Banks — 3.7%
Banco Bilbao Vizcaya Argentaria SA ....... 11,518 112,697
Banco de Sabadell SA ................ 9,575 18,607
Banco Santander SA ................. 31,733 146,805
Bank of America Corp. ................ 16,516 725,878
Bank of Ireland Group plc .............. 1,406 12,822
Barclays plc ....................... 31,637 105,832
BNP Paribas SA .................... 2,400 147,352
BOC Hong Kong Holdings Ltd. ........... 23,500 75,039
CaixaBank SA ...................... 5,721 31,060
Citigroup, Inc. ...................... 4,247 298,946
Citizens Financial Group, Inc. ........... 2,487 108,831
Commonwealth Bank of Australia ......... 2,107 199,367
Credit Agricole SA ................... 2,332 32,087
DBS Group Holdings Ltd. .............. 3,300 105,750
FinecoBank Banca Fineco SpA .......... 2,173 37,925
Hang Seng Bank Ltd. ................. 5,800 71,043
HSBC Holdings plc .................. 39,522 388,229
Huntington Bancshares, Inc. ............ 2,112 34,362
ING Groep NV ...................... 6,632 103,934
Intesa Sanpaolo SpA ................. 71,593 287,147
JPMorgan Chase & Co. ............... 3,768 903,227
Security
Shares
Shares Value
Banks (continued)
KeyCorp .......................... 1,265 $ 21,682
Mitsubishi UFJ Financial Group, Inc. ....... 30,600 357,246
Mizuho Financial Group, Inc. ............ 7,650 186,756
NatWest Group plc ................... 15,114 75,740
Nordea Bank Abp ................... 6,193 67,570
NU Holdings Ltd. , Class A
(a)
............. 4,605 47,708
PNC Financial Services Group, Inc. (The) ... 62 11,957
Popular, Inc. ....................... 123 11,569
Royal Bank of Canada ................ 339 40,875
Societe Generale SA ................. 925 25,961
Standard Chartered plc ................ 5,978 73,596
Sumitomo Mitsui Financial Group, Inc. ...... 8,900 213,602
Sumitomo Mitsui Trust Group, Inc. ........ 11,800 275,643
Svenska Handelsbanken AB , Class A ...... 3,574 36,902
Swedbank AB , Class A ................ 4,569 90,219
Truist Financial Corp. ................. 1,065 46,200
UniCredit SpA ...................... 4,235 169,605
United Overseas Bank Ltd. ............. 1,100 29,211
US Bancorp ....................... 2,252 107,713
Wells Fargo & Co. ................... 2,525 177,356
Westpac Banking Corp. ............... 1,238 24,712
6,038,763
Beverages — 0.2%
Coca-Cola Co. (The) ................. 2,338 145,564
Coca-Cola HBC AG .................. 1,000 34,162
Diageo plc ........................ 2,971 94,412
PepsiCo, Inc. ...................... 251 38,167
Pernod Ricard SA ................... 366 41,353
353,658
Biotechnology — 1.1%
AbbVie, Inc. ....................... 2,544 452,069
Alkermes plc
(a) (b)
..................... 1,591 45,757
Alnylam Pharmaceuticals, Inc.
(a)
.......... 151 35,532
Amgen, Inc. ....................... 844 219,980
Biogen, Inc.
(a)
...................... 616 94,199
BioMarin Pharmaceutical, Inc.
(a)
.......... 1,650 108,454
Blueprint Medicines Corp.
(a)
............. 278 24,247
CSL Ltd. .......................... 1,088 189,803
Exelixis, Inc.
(a)
...................... 910 30,303
Gilead Sciences, Inc. ................. 1,729 159,708
GRAIL, Inc.
(a)
...................... 45 803
Halozyme Therapeutics, Inc.
(a)
........... 690 32,989
Natera, Inc.
(a)
...................... 526 83,266
Neurocrine Biosciences, Inc.
(a)
........... 431 58,831
Regeneron Pharmaceuticals, Inc.
(a)
........ 171 121,808
Sarepta Therapeutics, Inc.
(a)
............ 310 37,693
Telix Pharmaceuticals Ltd.
(a)
............. 1,059 16,093
United Therapeutics Corp.
(a)
............. 138 48,692
Vertex Pharmaceuticals, Inc.
(a)
........... 116 46,713
1,806,940
Broadline Retail — 2.5%
Amazon.com, Inc.
(a)
.................. 15,769 3,459,561
Coupang, Inc. , Class A
(a)
............... 1,593 35,014
eBay, Inc. ......................... 814 50,427
Etsy, Inc.
(a)
........................ 625 33,056
Isetan Mitsukoshi Holdings Ltd. .......... 1,100 18,887
MercadoLibre, Inc.
(a)
.................. 43 73,119
Prosus NV , Class N .................. 3,377 134,151
Rakuten Group, Inc.
(a)
................. 2,200 11,853
Takashimaya Co. Ltd. ................. 2,200 17,494
Wesfarmers Ltd. .................... 4,704 207,811
4,041,373

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Managed Volatility V.I. Fund
4
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products — 0.7%
Advanced Drainage Systems, Inc. ........ 416 $ 48,090
Allegion plc ........................ 995 130,027
Assa Abloy AB , Class B ............... 2,545 75,170
AZEK Co., Inc. (The) , Class A
(a)
.......... 381 18,086
Builders FirstSource, Inc.
(a)
............. 608 86,901
Cie de Saint-Gobain SA ............... 648 57,582
Daikin Industries Ltd. ................. 400 46,672
Johnson Controls International plc ........ 1,083 85,481
Kingspan Group plc .................. 176 12,795
Masco Corp. ....................... 563 40,857
Owens Corning ..................... 307 52,288
Trane Technologies plc ................ 1,128 416,627
Zurn Elkay Water Solutions Corp. ......... 477 17,792
1,088,368
Capital Markets — 2.4%
3i Group plc ....................... 2,831 126,017
Ameriprise Financial, Inc. .............. 503 267,812
Amundi SA
(c) (d)
...................... 567 37,734
Ares Management Corp. , Class A ......... 286 50,631
Blackstone, Inc. , Class A ............... 1,105 190,524
Carlyle Group, Inc. (The)
(b)
.............. 343 17,318
Charles Schwab Corp. (The) ............ 2,516 186,209
CME Group, Inc. , Class A .............. 957 222,244
Coinbase Global, Inc. , Class A
(a)
.......... 380 94,354
Deutsche Bank AG (Registered) .......... 8,360 144,268
Euronext NV
(c) (d)
..................... 371 41,621
Goldman Sachs Group, Inc. (The) ........ 373 213,587
Hargreaves Lansdown plc .............. 1,416 19,431
Hong Kong Exchanges & Clearing Ltd. ..... 2,100 78,600
Interactive Brokers Group, Inc. , Class A ..... 192 33,921
Intercontinental Exchange, Inc. .......... 3,019 449,861
Invesco Ltd. ....................... 3,256 56,915
KKR & Co., Inc. ..................... 790 116,849
London Stock Exchange Group plc ........ 1,067 150,612
Macquarie Group Ltd. ................. 747 102,162
Moody's Corp. ...................... 568 268,874
Morgan Stanley ..................... 1,981 249,051
MSCI, Inc. ........................ 136 81,601
Nasdaq, Inc. ....................... 1,432 110,708
Nomura Holdings, Inc. ................ 16,200 93,990
S&P Global, Inc. .................... 799 397,926
Schroders plc ...................... 8,796 35,555
St. James's Place plc ................. 2,147 23,245
UBS Group AG (Registered) ............ 2,724 83,400
XP, Inc. , Class A .................... 217 2,572
3,947,592
Chemicals — 0.2%
Air Liquide SA ...................... 898 145,979
Arkema SA ........................ 165 12,555
Givaudan SA (Registered) .............. 15 65,571
Sumitomo Chemical Co. Ltd. ............ 28,000 61,791
285,896
Commercial Services & Supplies — 0.7%
Brambles Ltd. ...................... 6,555 77,960
Cintas Corp. ....................... 1,885 344,389
GFL Environmental, Inc. ............... 1,246 55,545
MSA Safety, Inc. .................... 9 1,492
RB Global, Inc. ..................... 287 25,890
Republic Services, Inc. ................ 217 43,656
Veralto Corp. ....................... 1,721 175,284
Waste Connections, Inc. ............... 453 77,726
Waste Management, Inc. ............... 1,483 299,255
1,101,197
Security
Shares
Shares Value
Communications Equipment — 0.3%
Arista Networks, Inc.
(a)
................ 503 $ 55,597
Cisco Systems, Inc. .................. 2,925 173,160
Juniper Networks, Inc. ................ 510 19,099
Motorola Solutions, Inc. ............... 585 270,405
518,261
Construction & Engineering — 0.8%
AECOM .......................... 2,388 255,086
API Group Corp.
(a)
................... 3,303 118,809
Bouygues SA ...................... 588 17,411
Comfort Systems USA, Inc. ............. 177 75,059
Dycom Industries, Inc.
(a)
............... 351 61,095
Eiffage SA ........................ 220 19,292
EMCOR Group, Inc. .................. 166 75,347
Ferrovial SE ....................... 3,500 146,911
Fluor Corp.
(a) (b)
...................... 608 29,987
Kajima Corp. ....................... 2,500 45,287
MasTec, Inc.
(a)
...................... 985 134,098
Obayashi Corp. ..................... 7,000 92,171
Quanta Services, Inc. ................. 148 46,775
Shimizu Corp. ...................... 8,600 67,920
Vinci SA .......................... 868 89,366
WillScot Holdings Corp. , Class A
(a)
........ 634 21,207
Worley Ltd. ........................ 4,857 41,069
1,336,890
Construction Materials — 0.2%
Holcim AG ........................ 2,609 251,207
James Hardie Industries plc , CDI
(a)
........ 906 27,924
279,131
Consumer Finance — 0.3%
American Express Co. ................ 1,023 303,616
Capital One Financial Corp. ............. 336 59,915
Credit Saison Co. Ltd. ................. 900 20,958
Discover Financial Services ............. 343 59,418
443,907
Consumer Staples Distribution & Retail — 1.2%
Albertsons Cos., Inc. , Class A ........... 655 12,864
Coles Group Ltd. .................... 3,713 43,344
Costco Wholesale Corp. ............... 969 887,866
Kroger Co. (The) .................... 2,425 148,289
Loblaw Cos. Ltd. .................... 851 111,992
Seven & i Holdings Co. Ltd. ............. 2,300 36,058
Walmart, Inc. ....................... 7,539 681,149
1,921,562
Containers & Packaging — 0.0%
Berry Global Group, Inc. ............... 19 1,229
Diversified Consumer Services — 0.0%
Bright Horizons Family Solutions, Inc.
(a)
..... 286 31,703
Diversified REITs — 0.0%
Land Securities Group plc .............. 3,084 22,522
Diversified Telecommunication Services — 0.5%
AT&T, Inc. ......................... 6,465 147,208
Deutsche Telekom AG (Registered) ....... 12,973 388,711
Frontier Communications Parent, Inc.
(a)
..... 767 26,615
Nippon Telegraph & Telephone Corp. ...... 82,700 82,606
Verizon Communications, Inc. ........... 4,147 165,839
810,979
Electric Utilities — 0.8%
Chubu Electric Power Co., Inc. ........... 3,300 34,621
CK Infrastructure Holdings Ltd. ........... 7,500 55,676
Constellation Energy Corp. ............. 255 57,046

Schedule of Investments
(continued)
December 31, 2024
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electric Utilities (continued)
Emera, Inc. ........................ 1,295 $ 48,405
Enel SpA ......................... 16,442 117,333
Iberdrola SA ....................... 16,057 221,269
Kansai Electric Power Co., Inc. (The) ...... 3,900 43,227
NextEra Energy, Inc. ................. 3,450 247,331
Origin Energy Ltd. ................... 2,778 18,713
Pinnacle West Capital Corp. ............ 668 56,626
Power Assets Holdings Ltd. ............. 12,500 87,055
Southern Co. (The) .................. 3,042 250,417
SSE plc .......................... 3,208 64,303
Terna - Rete Elettrica Nazionale .......... 4,764 37,644
1,339,666
Electrical Equipment — 1.3%
ABB Ltd. (Registered) ................. 10,791 582,698
Accelleron Industries AG ............... 381 19,650
AMETEK, Inc. ...................... 415 74,808
Eaton Corp. plc ..................... 1,229 407,868
Emerson Electric Co. ................. 263 32,593
GE Vernova, Inc. .................... 260 85,522
Generac Holdings, Inc.
(a)
............... 254 39,383
Legrand SA ....................... 795 77,331
Mitsubishi Electric Corp. ............... 3,400 57,411
Schneider Electric SE ................. 1,464 364,471
Siemens Energy AG
(a)
................. 2,400 127,372
Vertiv Holdings Co. , Class A ............ 929 105,544
Vestas Wind Systems A/S
(a)
............. 3,370 46,226
2,020,877
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp. , Class A .............. 3,875 269,119
CDW Corp. ........................ 199 34,634
Flex Ltd.
(a)
......................... 773 29,675
Hexagon AB , Class B ................. 5,606 53,523
Keyence Corp. ..................... 200 81,294
Kyocera Corp. ...................... 6,400 63,435
Murata Manufacturing Co. Ltd. ........... 5,300 84,084
TD SYNNEX Corp. ................... 827 96,991
TE Connectivity plc .................. 720 102,938
Zebra Technologies Corp. , Class A
(a)
....... 160 61,795
877,488
Entertainment — 1.1%
Liberty Media Corp.-Liberty Formula One , Class
C
(a)
........................... 671 62,175
Live Nation Entertainment, Inc.
(a)
......... 445 57,627
Netflix, Inc.
(a)
....................... 720 641,750
Nintendo Co. Ltd. .................... 2,100 122,308
ROBLOX Corp. , Class A
(a)
.............. 1,632 94,428
Sea Ltd. , ADR, Class A
(a)
............... 1,712 181,643
Spotify Technology SA
(a)
............... 707 316,298
Square Enix Holdings Co. Ltd. ........... 900 34,947
Walt Disney Co. (The) ................ 2,046 227,822
Warner Bros Discovery, Inc.
(a)
........... 4,989 52,734
1,791,732
Financial Services — 2.2%
Adyen NV
(a) (c) (d)
..................... 19 28,236
Berkshire Hathaway, Inc. , Class B
(a)
....... 2,711 1,228,842
Edenred SE ....................... 573 18,838
Essent Group Ltd. ................... 2,399 130,602
Euronet Worldwide, Inc.
(a)
.............. 373 38,359
EXOR NV ......................... 341 31,261
Fiserv, Inc.
(a)
....................... 263 54,025
Global Payments, Inc. ................ 434 48,634
Groupe Bruxelles Lambert NV ........... 1,384 94,632
Investor AB , Class B .................. 3,343 88,546
Security
Shares
Shares Value
Financial Services (continued)
Jack Henry & Associates, Inc. ........... 137 $ 24,016
M&G plc .......................... 9,749 24,125
Mastercard, Inc. , Class A ............... 1,150 605,556
MGIC Investment Corp. ............... 1,225 29,045
Mr Cooper Group, Inc.
(a)
............... 886 85,065
Nexi SpA
(a) (c) (d)
...................... 2,454 13,659
ORIX Corp. ........................ 2,100 45,116
PayPal Holdings, Inc.
(a)
................ 1,153 98,409
Visa, Inc. , Class A ................... 2,624 829,289
3,516,255
Food Products — 0.2%
Chocoladefabriken Lindt & Spruengli AG
(Registered) ..................... 1 109,894
Hershey Co. (The) ................... 163 27,604
Kellanova ......................... 411 33,279
Kerry Group plc , Class A ............... 268 25,848
Post Holdings, Inc.
(a)
.................. 522 59,748
256,373
Gas Utilities — 0.1%
Snam SpA ........................ 8,457 37,488
UGI Corp. ......................... 2,025 57,166
94,654
Ground Transportation — 0.2%
Old Dominion Freight Line, Inc. .......... 82 14,465
Uber Technologies, Inc.
(a)
.............. 3,566 215,101
Union Pacific Corp. .................. 651 148,454
378,020
Health Care Equipment & Supplies — 1.2%
Abbott Laboratories .................. 842 95,239
Alcon AG ......................... 174 14,753
Align Technology, Inc.
(a)
................ 200 41,702
Becton Dickinson & Co. ............... 877 198,965
Boston Scientific Corp.
(a)
............... 4,827 431,148
Cochlear Ltd. ...................... 293 52,470
Dexcom, Inc.
(a)
..................... 350 27,219
Edwards Lifesciences Corp.
(a)
........... 218 16,139
EssilorLuxottica SA .................. 620 151,236
Hologic, Inc.
(a)
...................... 1,222 88,094
IDEXX Laboratories, Inc.
(a)
.............. 213 88,063
Intuitive Surgical, Inc.
(a)
................ 189 98,650
Medtronic plc ...................... 2,924 233,569
Merit Medical Systems, Inc.
(a)
............ 166 16,055
ResMed, Inc. ...................... 488 111,601
Siemens Healthineers AG
(c) (d)
............ 218 11,512
STERIS plc ........................ 249 51,184
Stryker Corp. ...................... 537 193,347
Terumo Corp. ...................... 2,600 50,195
1,971,141
Health Care Providers & Services — 1.9%
Acadia Healthcare Co., Inc.
(a)
............ 668 26,486
Cardinal Health, Inc. .................. 827 97,809
Cencora, Inc. ...................... 153 34,376
Centene Corp.
(a)
.................... 2,689 162,900
Chemed Corp. ...................... 43 22,781
Cigna Group (The) ................... 1,076 297,127
CVS Health Corp. ................... 1,897 85,156
Elevance Health, Inc. ................. 367 135,386
Encompass Health Corp. .............. 1,633 150,808
HCA Healthcare, Inc. ................. 1,167 350,275
Humana, Inc. ...................... 346 87,784
McKesson Corp. .................... 227 129,370
Molina Healthcare, Inc.
(a)
............... 409 119,039

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Managed Volatility V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Sonic Healthcare Ltd. ................. 1,533 $ 25,569
Tenet Healthcare Corp.
(a)
............... 1,298 163,847
UnitedHealth Group, Inc. ............... 2,104 1,064,329
Universal Health Services, Inc. , Class B .... 974 174,755
3,127,797
Health Care REITs — 0.1%
Ventas, Inc. ....................... 2,073 122,079
Health Care Technology — 0.0%
Pro Medicus Ltd. .................... 221 34,138
Veeva Systems, Inc. , Class A
(a)
.......... 156 32,799
66,937
Hotels, Restaurants & Leisure — 1.5%
Airbnb, Inc. , Class A
(a)
................. 338 44,417
Aramark .......................... 1,447 53,988
Aristocrat Leisure Ltd. ................. 2,452 103,549
Booking Holdings, Inc. ................ 52 258,358
Brinker International, Inc.
(a)
............. 516 68,262
Caesars Entertainment, Inc.
(a)
........... 313 10,460
Carnival Corp.
(a)
..................... 5,444 135,664
Cava Group, Inc.
(a)
................... 215 24,252
Chipotle Mexican Grill, Inc.
(a)
............ 5,424 327,067
DoorDash, Inc. , Class A
(a) (b)
............. 1,178 197,609
Evolution AB
(c) (d)
..................... 155 11,953
Flutter Entertainment plc
(a)
.............. 74 19,125
Galaxy Entertainment Group Ltd. ......... 4,000 16,839
Hilton Worldwide Holdings, Inc. .......... 198 48,938
Light & Wonder, Inc. , Class A
(a)
........... 312 26,951
Marriott Vacations Worldwide Corp. ........ 54 4,849
McDonald's Corp. ................... 1,494 433,096
Royal Caribbean Cruises Ltd. ........... 111 25,607
Skylark Holdings Co. Ltd. .............. 1,100 17,059
Starbucks Corp. ..................... 2,279 207,959
Texas Roadhouse, Inc. ................ 275 49,618
TUI AG
(a)
......................... 3,716 32,224
Viking Holdings Ltd.
(a)
................. 1,173 51,682
Wingstop, Inc. ...................... 282 80,144
Yum! Brands, Inc. ................... 1,109 148,783
2,398,453
Household Durables — 0.5%
Barratt Redrow plc ................... 3,654 20,031
Berkeley Group Holdings plc ............ 799 38,884
DR Horton, Inc. ..................... 893 124,859
Lennar Corp. , Class A ................. 201 27,410
NVR, Inc.
(a)
........................ 11 89,968
Persimmon plc ..................... 1,755 26,215
PulteGroup, Inc. .................... 1,243 135,363
Sony Group Corp. ................... 5,700 120,131
Taylor Morrison Home Corp.
(a)
........... 2,319 141,946
Taylor Wimpey plc ................... 11,228 17,089
Toll Brothers, Inc. .................... 547 68,895
TopBuild Corp.
(a)
.................... 43 13,388
824,179
Household Products — 0.3%
Colgate-Palmolive Co. ................ 473 43,001
Essity AB , Class B ................... 1,277 34,130
Procter & Gamble Co. (The) ............ 1,451 243,260
Reckitt Benckiser Group plc ............. 1,408 85,227
405,618
Security
Shares
Shares Value
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The) .................... 1,384 $ 17,812
Brookfield Renewable Corp. ............ 814 22,527
40,339
Industrial Conglomerates — 0.3%
3M Co. ........................... 337 43,503
CK Hutchison Holdings Ltd. ............. 10,000 53,165
Hitachi Ltd. ........................ 5,800 142,042
Siemens AG (Registered) .............. 1,471 286,837
Swire Pacific Ltd. , Class A .............. 2,500 22,609
548,156
Industrial REITs — 0.1%
Goodman Group .................... 1,900 41,766
Prologis, Inc. ....................... 1,268 134,028
Segro plc ......................... 3,824 33,540
209,334
Insurance — 3.6%
Aflac, Inc. ......................... 118 12,206
Ageas SA ......................... 720 35,006
AIA Group Ltd. ..................... 26,800 192,501
Allianz SE (Registered) ................ 1,328 408,178
Allstate Corp. (The) .................. 969 186,813
American Financial Group, Inc. .......... 99 13,556
Aon plc , Class A .................... 176 63,212
Arch Capital Group Ltd. ............... 1,277 117,931
Arthur J Gallagher & Co. ............... 268 76,072
AXA SA .......................... 3,623 128,941
Baloise Holding AG (Registered) ......... 133 24,100
Brighthouse Financial, Inc.
(a)
............ 94 4,516
Brown & Brown, Inc. .................. 2,478 252,806
Cincinnati Financial Corp. .............. 80 11,496
Dai-ichi Life Holdings, Inc. .............. 1,800 47,963
Erie Indemnity Co. , Class A ............. 86 35,452
Everest Group Ltd. ................... 146 52,919
Fairfax Financial Holdings Ltd. ........... 11 15,305
Generali .......................... 1,123 31,772
Globe Life, Inc. ..................... 778 86,763
Hartford Financial Services Group, Inc. (The) . 3,078 336,733
Insurance Australia Group Ltd. ........... 2,338 12,228
Intact Financial Corp. ................. 174 31,682
Marsh & McLennan Cos., Inc. ........... 1,364 289,727
MetLife, Inc. ....................... 1,372 112,339
MS&AD Insurance Group Holdings, Inc. .... 5,700 123,106
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) .................. 195 98,390
NN Group NV ...................... 3,018 131,611
Power Corp. of Canada
(b)
.............. 646 20,151
Principal Financial Group, Inc. ........... 195 15,095
Progressive Corp. (The) ............... 2,558 612,922
Prudential plc ...................... 4,781 37,942
QBE Insurance Group Ltd. ............. 8,573 101,812
Reinsurance Group of America, Inc. ....... 1,031 220,253
Selective Insurance Group, Inc. .......... 371 34,696
Sompo Holdings, Inc. ................. 2,100 54,412
Swiss Re AG ....................... 1,452 210,300
T&D Holdings, Inc. ................... 1,300 23,795
Talanx AG ......................... 745 63,363
Tokio Marine Holdings, Inc. ............. 5,500 197,385
Travelers Cos., Inc. (The) .............. 1,925 463,713
Tryg A/S .......................... 786 16,580
Unum Group ....................... 888 64,851
Willis Towers Watson plc ............... 158 49,492
WR Berkley Corp.
(b)
.................. 6,909 404,315

Schedule of Investments
(continued)
December 31, 2024
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Zurich Insurance Group AG ............. 429 $ 255,154
5,779,555
Interactive Media & Services — 3.4%
Alphabet, Inc. , Class A ................ 9,688 1,833,938
Alphabet, Inc. , Class C ................ 7,599 1,447,154
LY Corp. .......................... 22,100 58,434
Meta Platforms, Inc. , Class A ............ 3,419 2,001,859
Pinterest, Inc. , Class A
(a)
............... 443 12,847
REA Group Ltd. ..................... 588 84,592
Scout24 SE
(c) (d)
..................... 581 51,267
5,490,091
IT Services — 1.0%
Accenture plc , Class A ................ 1,586 557,939
Capgemini SE ...................... 222 36,259
Cloudflare, Inc. , Class A
(a)
.............. 343 36,934
Fujitsu Ltd. ........................ 5,200 91,346
Gartner, Inc.
(a)
...................... 317 153,577
International Business Machines Corp. ..... 423 92,988
Kyndryl Holdings, Inc.
(a)
................ 528 18,269
NEC Corp. ........................ 1,200 102,692
Nomura Research Institute Ltd. .......... 3,000 88,085
SCSK Corp. ....................... 2,400 50,232
Snowflake, Inc. , Class A
(a)
.............. 271 41,845
VeriSign, Inc.
(a)
..................... 903 186,885
Wix.com Ltd.
(a)
...................... 432 92,686
1,549,737
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc. .............. 524 70,394
Danaher Corp. ..................... 959 220,139
Eurofins Scientific SE ................. 540 27,541
Illumina, Inc.
(a)
...................... 145 19,376
IQVIA Holdings, Inc.
(a)
................. 832 163,496
Lonza Group AG (Registered) ........... 117 69,058
Medpace Holdings, Inc.
(a)
.............. 58 19,269
Mettler-Toledo International, Inc.
(a)
........ 84 102,789
QIAGEN NV
(a)
...................... 3,097 137,910
Sartorius Stedim Biotech ............... 114 22,256
Thermo Fisher Scientific, Inc. ............ 689 358,439
1,210,667
Machinery — 1.5%
Alstom SA
(a)
....................... 1,013 22,603
Atlas Copco AB , Class A ............... 2,765 42,199
Atlas Copco AB , Class B ............... 4,846 65,474
Caterpillar, Inc. ..................... 1,188 430,959
Deere & Co. ....................... 338 143,210
Dover Corp. ....................... 496 93,050
Ebara Corp.
(b)
...................... 800 12,274
FANUC Corp. ...................... 1,600 41,797
Federal Signal Corp. ................. 752 69,477
Flowserve Corp. .................... 908 52,228
GEA Group AG ..................... 580 28,810
Illinois Tool Works, Inc. ................ 369 93,564
ITT, Inc. .......................... 936 133,736
Komatsu Ltd. ...................... 2,400 65,382
Kubota Corp. ...................... 7,800 90,361
Mitsubishi Heavy Industries Ltd. .......... 6,300 87,847
Oshkosh Corp. ..................... 517 49,151
Parker-Hannifin Corp. ................. 780 496,103
Pentair plc ........................ 628 63,202
Techtronic Industries Co. Ltd. ............ 1,500 19,719
Toyota Industries Corp. ................ 500 40,213
Volvo AB , Class B ................... 6,522 158,499
Wartsila OYJ Abp .................... 1,479 26,212
Security
Shares
Shares Value
Machinery (continued)
Westinghouse Air Brake Technologies Corp. .. 462 $ 87,590
Xylem, Inc. ........................ 731 84,811
2,498,471
Marine Transportation — 0.1%
AP Moller - Maersk A/S , Class B .......... 35 58,231
Nippon Yusen KK .................... 1,900 63,239
121,470
Media — 0.3%
Canal+ SADIR
(a)
.................... 2,643 6,717
Charter Communications, Inc. , Class A
(a)
.... 189 64,784
Comcast Corp. , Class A ............... 4,467 167,646
Fox Corp. , Class A
(b)
.................. 1,423 69,129
Informa plc ........................ 5,500 54,855
Interpublic Group of Cos., Inc. (The) ....... 191 5,352
New York Times Co. (The) , Class A ........ 743 38,673
Paramount Global , Class B ............. 5,026 52,572
Publicis Groupe SA .................. 443 47,162
Sirius XM Holdings, Inc. ............... 98 2,234
Trade Desk, Inc. (The) , Class A
(a)
......... 159 18,687
WPP plc .......................... 1,452 14,967
542,778
Metals & Mining — 1.4%
Agnico Eagle Mines Ltd. ............... 777 60,789
Alcoa Corp. ........................ 1,130 42,691
Anglo American plc .................. 2,049 60,583
Antofagasta plc ..................... 1,339 26,525
Barrick Gold Corp. ................... 3,081 47,776
BHP Group Ltd. ..................... 18,416 449,254
Endeavour Mining plc ................. 2,666 47,621
Endeavour Mining plc ................. 706 12,795
Evolution Mining Ltd. ................. 6,121 18,092
First Quantum Minerals Ltd.
(a)
........... 1,679 21,644
Franco-Nevada Corp. ................. 122 14,337
Freeport-McMoRan, Inc. ............... 7,204 274,328
Glencore plc ....................... 25,998 114,500
Lynas Rare Earths Ltd.
(a)
............... 4,396 17,335
Mineral Resources Ltd. ................ 1,014 21,400
Newmont Corp. ..................... 5,233 194,772
Nippon Steel Corp. ................... 6,800 136,650
Norsk Hydro ASA .................... 4,655 25,606
Northern Star Resources Ltd. ............ 8,264 78,518
Nucor Corp. ....................... 888 103,639
Pilbara Minerals Ltd.
(a)
................ 10,192 13,757
Rio Tinto Ltd. ...................... 1,256 91,076
Rio Tinto plc ....................... 1,507 88,958
Royal Gold, Inc. ..................... 512 67,507
Sandfire Resources Ltd.
(a)
.............. 3,139 17,932
South32 Ltd. ....................... 28,417 59,607
Southern Copper Corp. ................ 136 12,394
Steel Dynamics, Inc. .................. 582 66,389
United States Steel Corp. .............. 212 7,206
Wheaton Precious Metals Corp. .......... 193 10,863
2,204,544
Multi-Utilities — 0.3%
AGL Energy Ltd. .................... 4,786 33,373
Centrica plc ....................... 10,071 16,802
Consolidated Edison, Inc. .............. 294 26,234
DTE Energy Co. .................... 480 57,960
E.ON SE ......................... 11,764 137,028
Engie SA ......................... 2,677 42,456
National Grid plc .................... 10,931 129,863

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Managed Volatility V.I. Fund
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Multi-Utilities (continued)
Veolia Environnement SA .............. 2,285 $ 64,111
507,827
Office REITs — 0.0%
Gecina SA ........................ 208 19,487
Oil, Gas & Consumable Fuels — 1.7%
BP plc ........................... 36,406 179,954
Cheniere Energy, Inc. ................. 466 100,129
Chevron Corp. ...................... 3,031 439,010
ConocoPhillips ..................... 2,755 273,213
Devon Energy Corp. .................. 2,279 74,592
Eni SpA .......................... 1,653 22,610
EOG Resources, Inc. ................. 816 100,025
Exxon Mobil Corp. ................... 4,986 536,344
Hess Corp. ........................ 437 58,125
Marathon Petroleum Corp. ............. 1,163 162,239
Repsol SA ........................ 940 11,438
Shell plc .......................... 13,917 433,807
Targa Resources Corp. ................ 339 60,511
TotalEnergies SE .................... 2,862 159,456
Valero Energy Corp. .................. 537 65,831
Williams Cos., Inc. (The) ............... 2,247 121,608
2,798,892
Passenger Airlines — 0.1%
Alaska Air Group, Inc.
(a)
................ 437 28,296
Delta Air Lines, Inc. .................. 743 44,952
Qantas Airways Ltd.
(a)
................. 9,063 50,172
United Airlines Holdings, Inc.
(a)
........... 164 15,924
139,344
Personal Care Products — 0.3%
Haleon plc ........................ 9,317 43,931
L'Oreal SA ........................ 696 246,386
Unilever plc ........................ 4,572 259,784
550,101
Pharmaceuticals — 2.2%
Astellas Pharma, Inc. ................. 7,900 76,715
AstraZeneca plc .................... 3,068 400,005
Bristol-Myers Squibb Co. ............... 1,429 80,824
Elanco Animal Health, Inc.
(a)
............. 3,438 41,634
Eli Lilly & Co. ...................... 1,029 794,388
GSK plc .......................... 8,245 139,071
Ipsen SA ......................... 204 23,383
Johnson & Johnson .................. 1,471 212,736
Merck & Co., Inc. .................... 1,686 167,723
Merck KGaA ....................... 133 19,355
Novartis AG (Registered) .............. 1,038 101,057
Novo Nordisk A/S , Class B ............. 4,188 361,348
Pfizer, Inc. ........................ 8,048 213,513
Roche Holding AG ................... 1,006 283,289
Royalty Pharma plc , Class A ............ 634 16,173
Sanofi SA ......................... 2,419 235,153
Takeda Pharmaceutical Co. Ltd. .......... 7,200 190,601
Zoetis, Inc. , Class A .................. 1,175 191,443
3,548,411
Professional Services — 1.1%
Arcadis NV ........................ 210 12,779
Automatic Data Processing, Inc. .......... 785 229,793
Booz Allen Hamilton Holding Corp. ........ 815 104,891
Bureau Veritas SA ................... 552 16,770
CACI International, Inc. , Class A
(a)
........ 399 161,220
Computershare Ltd. .................. 4,090 85,917
Equifax, Inc. ....................... 259 66,006
Security
Shares
Shares Value
Professional Services (continued)
Experian plc ....................... 4,304 $ 184,986
Genpact Ltd. ....................... 34 1,460
Leidos Holdings, Inc. ................. 453 65,259
Recruit Holdings Co. Ltd. .............. 3,700 257,179
RELX plc ......................... 2,555 115,765
Robert Half, Inc. .................... 343 24,168
SGS SA (Registered) ................. 402 40,328
SS&C Technologies Holdings, Inc. ........ 1,058 80,175
TransUnion ........................ 640 59,334
Verisk Analytics, Inc. .................. 617 169,940
Wolters Kluwer NV ................... 368 61,141
1,737,111
Real Estate Management & Development — 0.3%
CBRE Group, Inc. , Class A
(a)
............ 1,038 136,279
CK Asset Holdings Ltd. ................ 12,500 51,017
Daiwa House Industry Co. Ltd. ........... 3,700 113,594
FirstService Corp. ................... 210 38,041
Mitsui Fudosan Co. Ltd. ............... 1,500 11,996
Nomura Real Estate Holdings, Inc. ........ 2,000 49,356
Sino Land Co. Ltd. ................... 14,000 14,127
Vonovia SE ........................ 1,269 38,632
Wharf Real Estate Investment Co. Ltd. ..... 6,000 15,261
468,303
Residential REITs — 0.3%
AvalonBay Communities, Inc. ........... 1,001 220,190
Camden Property Trust ................ 862 100,026
Equity LifeStyle Properties, Inc. .......... 830 55,278
Equity Residential ................... 301 21,600
Essex Property Trust, Inc. .............. 206 58,801
Mid-America Apartment Communities, Inc. ... 99 15,302
UDR, Inc. ......................... 387 16,800
487,997
Retail REITs — 0.2%
Scentre Group ...................... 14,752 31,228
Simon Property Group, Inc. ............. 1,651 284,318
315,546
Semiconductors & Semiconductor Equipment — 6.5%
Advanced Micro Devices, Inc.
(a)
.......... 2,649 319,973
Advantest Corp. ..................... 1,000 56,859
Analog Devices, Inc. .................. 116 24,645
Applied Materials, Inc. ................ 2,326 378,277
ARM Holdings plc , ADR
(a)
.............. 190 23,438
ASM International NV ................. 83 47,989
ASML Holding NV ................... 736 515,520
Broadcom, Inc. ..................... 7,328 1,698,924
Enphase Energy, Inc.
(a)
................ 180 12,362
Infineon Technologies AG .............. 515 16,811
Intel Corp. ........................ 10,180 204,109
KLA Corp. ......................... 457 287,965
Lam Research Corp. ................. 5,960 430,491
Marvell Technology, Inc. ............... 849 93,772
Micron Technology, Inc. ................ 2,455 206,613
Monolithic Power Systems, Inc. .......... 71 42,011
NVIDIA Corp. ...................... 38,008 5,104,094
Onto Innovation, Inc.
(a)
................ 91 15,167
QUALCOMM, Inc. ................... 1,990 305,704
STMicroelectronics NV ................ 4,061 101,715
Teradyne, Inc. ...................... 470 59,182
Texas Instruments, Inc. ................ 1,784 334,518
Tokyo Electron Ltd. .................. 1,400 210,447
10,490,586

Schedule of Investments
(continued)
December 31, 2024
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software — 6.1%
ACI Worldwide, Inc.
(a)
................. 729 $ 37,842
Adobe, Inc.
(a)
....................... 1,006 447,348
ANSYS, Inc.
(a)
...................... 108 36,432
AppLovin Corp. , Class A
(a)
.............. 443 143,457
Autodesk, Inc.
(a)
..................... 48 14,187
Box, Inc. , Class A
(a)
.................. 1,010 31,916
Cadence Design Systems, Inc.
(a)
......... 184 55,285
Check Point Software Technologies Ltd.
(a)
... 524 97,831
Crowdstrike Holdings, Inc. , Class A
(a)
....... 468 160,131
CyberArk Software Ltd.
(a)
............... 231 76,958
Dassault Systemes SE ................ 1,961 67,858
Datadog, Inc. , Class A
(a)
............... 222 31,722
Dynatrace, Inc.
(a)
.................... 260 14,131
Fair Isaac Corp.
(a)
.................... 18 35,837
Fortinet, Inc.
(a)
...................... 1,673 158,065
Gitlab, Inc. , Class A
(a)
................. 408 22,991
Guidewire Software, Inc.
(a)
.............. 170 28,659
HubSpot, Inc.
(a)
..................... 69 48,077
Intuit, Inc. ......................... 422 265,227
Manhattan Associates, Inc.
(a)
............ 298 80,531
MARA Holdings, Inc.
(a)
................ 479 8,033
Microsoft Corp. ..................... 12,155 5,123,332
MicroStrategy, Inc. , Class A
(a)
............ 230 66,613
Nice Ltd.
(a)
........................ 280 47,551
Nutanix, Inc. , Class A
(a)
................ 829 50,718
Oracle Corp. ....................... 2,792 465,259
Oracle Corp. Japan .................. 400 38,283
Palantir Technologies, Inc. , Class A
(a)
...... 2,537 191,873
Palo Alto Networks, Inc.
(a) (b)
............. 844 153,574
Salesforce, Inc. ..................... 1,195 399,524
SAP SE .......................... 1,602 394,051
ServiceNow, Inc.
(a)
................... 478 506,737
Smartsheet, Inc. , Class A
(a)
............. 209 11,710
Synopsys, Inc.
(a)
.................... 250 121,340
Technology One Ltd. ................. 1,340 25,884
Teradata Corp.
(a)
.................... 152 4,735
Tyler Technologies, Inc.
(a)
.............. 123 70,927
WiseTech Global Ltd. ................. 535 39,939
Workday, Inc. , Class A
(a)
............... 376 97,019
Xero Ltd.
(a)
........................ 1,392 144,856
Zscaler, Inc.
(a)
...................... 84 15,154
9,831,597
Specialized REITs — 0.3%
American Tower Corp. ................ 731 134,073
Crown Castle, Inc. ................... 217 19,695
CubeSmart ........................ 610 26,138
Digital Realty Trust, Inc. ............... 471 83,522
Equinix, Inc. ....................... 53 49,973
Iron Mountain, Inc. ................... 623 65,484
Public Storage ...................... 250 74,860
SBA Communications Corp. ............ 119 24,252
477,997
Specialty Retail — 0.9%
AutoNation, Inc.
(a)
.................... 509 86,449
Bath & Body Works, Inc. ............... 560 21,711
Best Buy Co., Inc. ................... 498 42,728
Carvana Co. , Class A
(a)
................ 197 40,062
Dick's Sporting Goods, Inc.
(b)
............ 81 18,536
H & M Hennes & Mauritz AB , Class B
(b)
..... 705 9,503
Home Depot, Inc. (The) ............... 1,807 702,905
Industria de Diseno Textil SA ............ 670 34,320
JB Hi-Fi Ltd. ....................... 1,228 70,255
Lowe's Cos., Inc. .................... 904 223,107
Shimamura Co. Ltd. .................. 400 22,244
Security
Shares
Shares Value
Specialty Retail (continued)
Tractor Supply Co. ................... 1,660 $ 88,080
Ulta Beauty, Inc.
(a)
................... 33 14,353
1,374,253
Technology Hardware, Storage & Peripherals — 3.5%
Apple, Inc. ........................ 21,816 5,463,168
Canon, Inc.
(b)
....................... 4,800 155,912
NetApp, Inc. ....................... 288 33,431
5,652,511
Textiles, Apparel & Luxury Goods — 0.4%
adidas AG ........................ 231 56,818
Amer Sports, Inc.
(a)
................... 442 12,358
Capri Holdings Ltd.
(a)
................. 1 21
Deckers Outdoor Corp.
(a)
............... 314 63,770
Hermes International SCA .............. 21 50,387
Lululemon Athletica, Inc.
(a)
.............. 176 67,304
LVMH Moet Hennessy Louis Vuitton SE ..... 343 225,623
Moncler SpA ....................... 645 34,050
NIKE, Inc. , Class B .................. 1,395 105,560
615,891
Tobacco — 0.8%
Altria Group, Inc. .................... 6,357 332,407
British American Tobacco plc ............ 727 26,234
Japan Tobacco, Inc.
(b)
................. 7,700 197,527
Philip Morris International, Inc. ........... 6,284 756,279
1,312,447
Trading Companies & Distributors — 1.0%
AddTech AB , Class B ................. 551 15,014
AerCap Holdings NV ................. 460 44,022
Ashtead Group plc ................... 1,855 114,765
Beacon Roofing Supply, Inc.
(a)
........... 184 18,691
Boise Cascade Co. .................. 339 40,293
Fastenal Co. ....................... 745 53,573
Ferguson Enterprises, Inc. .............. 1,490 258,619
FTAI Aviation Ltd. .................... 171 24,631
Herc Holdings, Inc. ................... 415 78,572
Marubeni Corp. ..................... 5,900 88,551
Mitsubishi Corp. ..................... 3,300 53,994
Sojitz Corp. ........................ 1,300 26,494
Sumitomo Corp. .................... 5,000 108,206
Toyota Tsusho Corp. .................. 3,300 58,359
United Rentals, Inc. .................. 336 236,692
Watsco, Inc. ....................... 119 56,393
WESCO International, Inc. .............. 495 89,575
WW Grainger, Inc. ................... 251 264,566
1,631,010
Transportation Infrastructure — 0.0%
Aena SME SA
(c) (d)
.................... 92 18,777
Aeroports de Paris SA ................ 102 11,810
30,587
Water Utilities — 0.0%
Severn Trent plc .................... 885 27,747
United Utilities Group plc ............... 2,354 30,966
58,713
Wireless Telecommunication Services — 0.1%
SoftBank Corp. ..................... 90,400 114,116
SoftBank Group Corp. ................ 900 51,431
165,547
Total Common Stocks — 69 .0%
(Cost: $ 99,411,519 ) ............................... 111,642,384

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Managed Volatility V.I. Fund
10
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Diversified Telecommunication Services — 0.0%
AT&T, Inc., 7.13%, 12/15/31 ........... USD 25 $ 27,129
Total Corporate Bonds — 0.0%
(Cost: $ 28,248 ) ................................. 27,129
Beneficial Interest
(000)
Other Interests
(e)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(a) (f) (g)
....... 25 —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... —
Shares
Shares
Rights
Health Care Equipment & Supplies — 0.0%
ABIOMED, Inc., CVR
(a) (g)
.............. 105 227
Total Rights — 0.0%
(Cost: $ 107 ) .................................... 227
Warrants
Oil, Gas & Consumable Fuels — 0.0%
Occidental Petroleum Corp. ( Issued/Exercisable
07/06/20 , 1 Share for 1 Warrant, Expires
08/03/27 , Strike Price USD 22.00 )
(a)
..... 392 10,800
Total Warrants — 0.0%
(Cost: $ 1,941 ) .................................. 10,800
Total Long-Term Investments — 69.0%
(Cost: $ 99,441,815 ) ............................... 111,680,540
Short-Term Securities
Money Market Funds — 7.5%
(h)(i)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.63%
(j)
................... 1,105,758 1,106,310
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.36% .................... 11,020,763 11,020,763
Total Money Market Funds — 7 .5%
(Cost: $ 12,127,073 ) ............................... 12,127,073
Par (000)
Pa r (000)
U.S. Treasury Obligations — 9.9%
U.S. Treasury Bills
(k)
4.42% , 01/07/25 .................. 5,402 5,398,830
4.25% , 01/14/25 .................. 3,927 3,921,609
4.24% , 01/21/25 .................. 3,363 3,355,863
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
4.51% , 02/25/25 .................. USD 3,331 $ 3,310,210
Total U.S. Treasury Obligations — 9 .9%
(Cost: $ 15,983,100 ) ............................... 15,986,512
Total Short-Term Securities — 17.4%
(Cost: $ 28,110,173 ) ............................... 28,113,585
Total Investments — 86 .4%
(Cost: $ 127,551,988 ) .............................. 139,794,125
Other Assets Less Liabilities — 13.6% ................... 21,915,051
Net Assets — 100.0% ...............................
$ 161,709,176

Schedule of Investments
(continued)
December 31, 2024
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
11
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(f)
Issuer filed for bankruptcy and/or is in default.
(g)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)
Affiliate of the Fund.
(i)
Annualized 7-day yield as of period end.
(j)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(k)
Rates are discount rates or a range of discount rates as of period end.
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
Shares
Held at
12/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 1,106,976
(a)
$ — $ (666) $ — $ 1,106,310 1,105,758 $ 17,065
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 6,984,865 4,035,898
(a)
— — — 11,020,763 11,020,763 441,491 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 2,950,263 — (2,949,888)
(a)
(351) (24) — — — —
$ (1,017) $ (24) $ 12,127,073 $ 458,556 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Managed Volatility V.I. Fund
12
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
CAC 40 Index ............................................................ 116 01/17/25 $ 8,871 $ 53,759
IBEX 35 Index ............................................................ 79 01/17/25 9,477 (117,392)
OMX Stockholm 30 Index .................................................... 391 01/17/25 8,779 (152,170)
Euro-Bund .............................................................. 560 03/06/25 77,405 (2,096,745)
TOPIX Index ............................................................. 25 03/13/25 4,373 10,841
S&P/TSX 60 Index ......................................................... 31 03/20/25 6,406 (188,882)
U.S. Treasury Ultra Bond ..................................................... 48 03/20/25 5,708 (179,012)
DAX Index .............................................................. 6 03/21/25 3,122 (94,327)
FTSE 100 Index ........................................................... 35 03/21/25 3,579 (19,392)
FTSE/MIB Index ........................................................... 4 03/21/25 712 9,676
MSCI EAFE Index ......................................................... 23 03/21/25 2,608 (86,270)
S&P 500 E-Mini Index ....................................................... 37 03/21/25 10,981 (161,973)
Long Gilt ................................................................ 286 03/27/25 33,087 (518,612)
SET50 Index ............................................................. 415 03/28/25 2,193 13,950
U.S. Treasury 2-Year Note .................................................... 1 03/31/25 206 (322)
U.S. Treasury 5-Year Note .................................................... 1 03/31/25 106 (1,110)
(3,527,981)
Short Contracts
MSCI Singapore Index ...................................................... 88 01/28/25 2,406 6,581
IFSC NIFTY 50 Index ....................................................... 55 01/30/25 2,609 24,177
Japan 10-Year Bond ........................................................ 41 03/13/25 36,975 181,688
TOPIX Index ............................................................. 10 03/13/25 1,749 (6,558)
Australia 10-Year Bond ...................................................... 77 03/17/25 5,380 68,293
Canada 10-Year Bond ....................................................... 123 03/20/25 10,492 (98,980)
FTSE/JSE Top 40 Index ..................................................... 104 03/20/25 4,206 201,053
SPI 200 Index ............................................................ 21 03/20/25 2,643 43,450
U.S. Treasury 10-Year Note ................................................... 1,043 03/20/25 113,426 1,335,716
U.S. Treasury Ultra Bond ..................................................... 186 03/20/25 22,117 673,826
Mini-DAX Index ........................................................... 3 03/21/25 312 9,758
MSCI EAFE Index ......................................................... 249 03/21/25 28,230 907,762
Nasdaq-100 E-Mini Index ..................................................... 20 03/21/25 8,491 168,251
S&P 500 E-Mini Index ....................................................... 155 03/21/25 46,002 1,316,972
WIG20 Index ............................................................. 76 03/21/25 817 34,172
4,866,161
$ 1,338,180
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 4,426,961 AUD 7,085,399 Bank of America NA 03/19/25 $ 40,971
USD 429,214 AUD 664,000 Barclays Bank plc 03/19/25 18,186
USD 62,271 BRL 384,000 HSBC Bank plc 03/19/25 924
USD 1,052,969 CAD 1,482,000 BNP Paribas SA 03/19/25 19,096
USD 132,472 CHF 115,000 Toronto Dominion Bank 03/19/25 4,687
USD 904,580 EUR 852,000 UBS AG 03/19/25 19,120
USD 524,975 GBP 411,000 HSBC Bank plc 03/19/25 10,736
USD 9,166 INR 782,000 Toronto Dominion Bank 03/19/25 98
USD 416,522 JPY 62,261,000 Toronto Dominion Bank 03/19/25 17,345
USD 1,378,285 MXN 28,171,000 Bank of America NA 03/19/25 43,980
USD 345,642 MXN 7,092,000 Barclays Bank plc 03/19/25 9,734
USD 5,887 NZD 10,000 Goldman Sachs International 03/19/25 287
USD 50,690 PLN 205,000 Barclays Bank plc 03/19/25 1,195
USD 217,427 SEK 2,357,000 Citibank NA 03/19/25 3,519
USD 93,000 SGD 124,000 Barclays Bank plc 03/19/25 1,927

Schedule of Investments
(continued)
December 31, 2024
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
13
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 821,329 THB 27,551,000 HSBC Bank plc 03/19/25 $ 9,243
USD 96,608 ZAR 1,732,000 Toronto Dominion Bank 03/19/25 5,455
206,503
AUD 21,079,796 USD 13,626,128 Barclays Bank plc 03/19/25 (577,355)
BRL 11,937,000 USD 1,935,948 JPMorgan Chase Bank NA 03/19/25 (28,905)
CAD 6,345,296 USD 4,508,363 BNP Paribas SA 03/19/25 (81,759)
CHF 479,000 USD 551,711 Goldman Sachs International 03/19/25 (19,455)
CLP 3,077,215,000 USD 3,167,867 Goldman Sachs International 03/19/25 (76,508)
EUR 223,000 USD 232,883 Canadian Imperial Bank of Commerce 03/19/25 (1,126)
EUR 1,069,000 USD 1,134,932 Natwest Markets plc 03/19/25 (23,951)
GBP 37,000 USD 47,259 Toronto Dominion Bank 03/19/25 (966)
JPY 686,923,997 EUR 4,376,092 Citibank NA 03/19/25 (143,833)
JPY 686,791,871 USD 4,434,371 Bank of America NA 03/19/25 (31,105)
JPY 89,926,000 USD 601,594 UBS AG 03/19/25 (25,047)
KRW 259,057,000 USD 182,018 Nomura International plc 03/19/25 (6,177)
MXN 24,205,000 USD 1,174,091 Barclays Bank plc 03/19/25 (27,633)
MXN 6,219,000 USD 303,038 Toronto Dominion Bank 03/19/25 (8,478)
NOK 1,187,000 USD 106,923 Natwest Markets plc 03/19/25 (2,668)
SEK 3,843,000 USD 354,354 Goldman Sachs International 03/19/25 (5,585)
SGD 402,000 USD 301,460 Toronto Dominion Bank 03/19/25 (6,204)
USD 2,046,367 BRL 12,829,000 JPMorgan Chase Bank NA 03/19/25 (3,181)
(1,069,936)
$ (863,433)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
43.V1 ........... 5 .00 % Quarterly 12/20/29 B+ USD 16 $ 1,240 $ 1,080 $ 160
Markit CDX North American
Investment Grade Index
Series 43.V1 ....... 1 .00 Quarterly 12/20/29 BBB+ USD 16 373 355 18
$ 1,613 $ 1,435 $ 178
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day THOR Quarterly 1.98% Quarterly N/A 09/21/27 THB 137,500 $ 8,939 $ — $ 8,939
1-day THOR Quarterly 2.00% Quarterly N/A 09/21/27 THB 137,500 11,656 — 11,656
1-day THOR Quarterly 2.02% Quarterly N/A 09/21/27 THB 93,500 9,367 — 9,367
1-day THOR Quarterly 2.04% Quarterly N/A 09/21/27 THB 93,500 10,660 — 10,660
2.04% Quarterly 1-day THOR Quarterly N/A 09/21/27 THB 93,500 (10,661) 20,627 (31,288)
1.98% Quarterly 1-day THOR Quarterly N/A 09/21/27 THB 137,500 (8,939) 36,218 (45,157)
2.02% Quarterly 1-day THOR Quarterly N/A 09/21/27 THB 93,500 (9,368) 21,756 (31,124)

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Managed Volatility V.I. Fund
14
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.00% Quarterly 1-day THOR Quarterly N/A 09/21/27 THB 137,500 $ (11,656) $ 33,845 $ (45,501)
1-day MXIBTIIE Monthly 8.72% Monthly 03/19/25
(a)
03/13/30 MXN 76,000 (62,001) — (62,001)
1-day MXIBTIIE Monthly 8.78% Monthly 03/19/25
(a)
03/13/30 MXN 49,000 (34,367) — (34,367)
1-day MXIBTIIE Monthly 8.83% Monthly 03/19/25
(a)
03/13/30 MXN 17,000 (10,302) — (10,302)
1-day MXIBTIIE Monthly 8.98% Monthly 03/19/25
(a)
03/13/30 MXN 236,000 (77,745) — (77,745)
1-day MXIBTIIE Monthly 8.98% Monthly 03/19/25
(a)
03/13/30 MXN 185,000 (59,180) — (59,180)
1-day MXIBTIIE Monthly 8.99% Monthly 03/19/25
(a)
03/13/30 MXN 67,000 (20,794) — (20,794)
1-day MXIBTIIE Monthly 9.07% Monthly 03/19/25
(a)
03/13/30 MXN 1,000 (158) — (158)
1-day MXIBTIIE Monthly 9.12% Monthly 03/19/25
(a)
03/13/30 MXN 122,000 (6,449) — (6,449)
1-day MXIBTIIE Monthly 9.15% Monthly 03/19/25
(a)
03/13/30 MXN 96,000 — — —
1-day MXIBTIIE Monthly 9.16% Monthly 03/19/25
(a)
03/13/30 MXN 38,000 891 — 891
1-week
CNREPOFIX_
CFXS Quarterly 1.55% Quarterly 03/19/25
(a)
03/19/30 CNY 85,000 94,355 — 94,355
1-week
CNREPOFIX_
CFXS Quarterly 1.55% Quarterly 03/19/25
(a)
03/19/30 CNY 26,000 28,359 — 28,359
1-week
CNREPOFIX_
CFXS Quarterly 1.61% Quarterly 03/19/25
(a)
03/19/30 CNY 85,000 124,456 — 124,456
6-mo. EURIBOR Semi-Annual 2.01% Annual 03/19/25
(a)
03/19/30 EUR 10,000 (103,619) (44,944) (58,675)
3-mo. STIBOR Quarterly 2.04% Annual 03/19/25
(a)
03/19/30 SEK 12,000 (24,052) 4,453 (28,505)
3-mo. STIBOR Quarterly 2.04% Annual 03/19/25
(a)
03/19/30 SEK 19,000 (38,162) 665 (38,827)
3-mo. STIBOR Quarterly 2.05% Annual 03/19/25
(a)
03/19/30 SEK 61,000 (118,163) (9,636) (108,527)
3-mo. STIBOR Quarterly 2.10% Annual 03/19/25
(a)
03/19/30 SEK 3,000 (5,279) 101 (5,380)
3-mo. STIBOR Quarterly 2.11% Annual 03/19/25
(a)
03/19/30 SEK 39,000 (66,371) (22,005) (44,366)
6-mo. EURIBOR Semi-Annual 2.16% Annual 03/19/25
(a)
03/19/30 EUR 3,000 (8,431) (1,158) (7,273)
3-mo. STIBOR Quarterly 2.16% Annual 03/19/25
(a)
03/19/30 SEK 6,000 (8,824) 1,934 (10,758)
6-mo. EURIBOR Semi-Annual 2.18% Annual 03/19/25
(a)
03/19/30 EUR 2,000 (3,391) 504 (3,895)
3-mo. STIBOR Quarterly 2.20% Annual 03/19/25
(a)
03/19/30 SEK 23,000 (30,251) (3,625) (26,626)
3-mo. STIBOR Quarterly 2.20% Annual 03/19/25
(a)
03/19/30 SEK 18,000 (23,758) 774 (24,532)
1-day THOR Quarterly 2.21% Quarterly 03/19/25
(a)
03/19/30 THB 123,000 40,561 — 40,561
6-mo. EURIBOR Semi-Annual 2.22% Annual 03/19/25
(a)
03/19/30 EUR 5,000 471 1,619 (1,148)
3-mo. STIBOR Quarterly 2.22% Annual 03/19/25
(a)
03/19/30 SEK 18,000 (22,616) (1,052) (21,564)
1-day THOR Quarterly 2.22% Quarterly 03/19/25
(a)
03/19/30 THB 61,000 21,229 — 21,229
6-mo. EURIBOR Semi-Annual 2.22% Annual 03/19/25
(a)
03/19/30 EUR 2,000 320 (550) 870
6-mo. EURIBOR Semi-Annual 2.22% Annual 03/19/25
(a)
03/19/30 EUR 2,000 237 4,454 (4,217)
6-mo. EURIBOR Semi-Annual 2.22% Annual 03/19/25
(a)
03/19/30 EUR 50,000 3,494 57,627 (54,133)
3-mo. STIBOR Quarterly 2.23% Annual 03/19/25
(a)
03/19/30 SEK 39,000 (47,036) 13,583 (60,619)
6-mo. EURIBOR Semi-Annual 2.24% Annual 03/19/25
(a)
03/19/30 EUR 4,000 3,948 (347) 4,295
3-mo. STIBOR Quarterly 2.24% Annual 03/19/25
(a)
03/19/30 SEK 58,000 (66,783) 16,592 (83,375)
3-mo. STIBOR Quarterly 2.24% Annual 03/19/25
(a)
03/19/30 SEK 3,000 (3,397) (90) (3,307)
3-mo. STIBOR Quarterly 2.24% Annual 03/19/25
(a)
03/19/30 SEK 33,000 (37,581) (2,391) (35,190)
6-mo. EURIBOR Semi-Annual 2.25% Annual 03/19/25
(a)
03/19/30 EUR 2,000 3,051 4,237 (1,186)
3-mo. STIBOR Quarterly 2.27% Annual 03/19/25
(a)
03/19/30 SEK 18,000 (18,684) (255) (18,429)
3-mo. STIBOR Quarterly 2.30% Annual 03/19/25
(a)
03/19/30 SEK 58,000 (52,649) 19,408 (72,057)
6-mo. EURIBOR Semi-Annual 2.32% Annual 03/19/25
(a)
03/19/30 EUR 4,000 18,558 154 18,404
6-mo. EURIBOR Semi-Annual 2.33% Annual 03/19/25
(a)
03/19/30 EUR 8,000 42,480 3,621 38,859
6-mo. EURIBOR Semi-Annual 2.33% Annual 03/19/25
(a)
03/19/30 EUR 2,000 10,494 (706) 11,200
6-mo. EURIBOR Semi-Annual 2.34% Annual 03/19/25
(a)
03/19/30 EUR 2,000 11,276 216 11,060
6-mo. EURIBOR Semi-Annual 2.35% Annual 03/19/25
(a)
03/19/30 EUR 6,000 37,915 2,294 35,621
1-day MIBOR Semi-Annual 6.28% Semi-Annual 03/19/25
(a)
03/19/30 INR 17,000 743 — 743
1-day MIBOR Semi-Annual 6.29% Semi-Annual 03/19/25
(a)
03/19/30 INR 366,000 17,376 — 17,376
1-day MIBOR Semi-Annual 6.31% Semi-Annual 03/19/25
(a)
03/19/30 INR 180,000 9,931 — 9,931
2.70% Semi-Annual
1-day
REPO_CORRA Semi-Annual 03/19/25
(a)
03/19/30 CAD 4,000 (721) (721) —
2.71% Semi-Annual
1-day
REPO_CORRA Semi-Annual 03/19/25
(a)
03/19/30 CAD 4,000 (1,737) 319 (2,056)
2.78% Semi-Annual
1-day
REPO_CORRA Semi-Annual 03/19/25
(a)
03/19/30 CAD 12,000 (29,125) 465 (29,590)

Schedule of Investments
(continued)
December 31, 2024
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
15
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.72% Semi-Annual
1-day
REPO_CORRA Semi-Annual 03/19/25
(a)
03/19/30 CAD 4,000 $ (2,122) $ 1,249 $ (3,371)
2.80% Semi-Annual
1-day
REPO_CORRA Semi-Annual 03/19/25
(a)
03/19/30 CAD 2,000 (6,333) 762 (7,095)
0.47% Annual 1-day SARON Annual 03/19/25
(a)
03/19/30 CHF 1,000 (16,711) (155) (16,556)
0.54% Annual 1-day SARON Annual 03/19/25
(a)
03/19/30 CHF 1,000 (20,553) 807 (21,360)
0.50% Annual 1-day SARON Annual 03/19/25
(a)
03/19/30 CHF 1,000 (18,103) (1,915) (16,188)
0.61% Annual 1-day SARON Annual 03/19/25
(a)
03/19/30 CHF 9,000 (218,547) (27,295) (191,252)
0.44% Annual 1-day SARON Annual 03/19/25
(a)
03/19/30 CHF 1,000 (15,231) 639 (15,870)
3.87% Annual 1-day SOFR Annual 03/19/25
(a)
03/19/30 USD 2,000 13,808 489 13,319
3.89% Annual 1-day SOFR Annual 03/19/25
(a)
03/19/30 USD 1,000 5,967 (5,147) 11,114
3.91% Annual 1-day SOFR Annual 03/19/25
(a)
03/19/30 USD 3,000 15,760 (1,069) 16,829
3.84% Annual 1-day SOFR Annual 03/19/25
(a)
03/19/30 USD 5,000 41,657 508 41,149
3.97% Annual 1-day SONIA Annual 03/19/25
(a)
03/19/30 GBP 4,000 8,429 (8,693) 17,122
4.05% Annual 1-day SONIA Annual 03/19/25
(a)
03/19/30 GBP 2,000 (3,828) (697) (3,131)
3.89% Annual 1-day SONIA Annual 03/19/25
(a)
03/19/30 GBP 3,000 20,370 (3,918) 24,288
4.07% Annual 1-day SONIA Annual 03/19/25
(a)
03/19/30 GBP 1,000 (3,046) (267) (2,779)
3.96% Annual 1-day SONIA Annual 03/19/25
(a)
03/19/30 GBP 1,000 3,016 (493) 3,509
4.02% Annual 1-day SONIA Annual 03/19/25
(a)
03/19/30 GBP 3,000 (619) (4,222) 3,603
4.09% Annual 1-day SONIA Annual 03/19/25
(a)
03/19/30 GBP 2,000 (8,125) (17,295) 9,170
4.05% Annual 1-day SONIA Annual 03/19/25
(a)
03/19/30 GBP 4,000 (7,216) 6,792 (14,008)
4.07% Annual 1-day SONIA Annual 03/19/25
(a)
03/19/30 GBP 5,000 (7,198) (7,198) —
2.93% Quarterly 3-mo. CD_KSDA Quarterly 03/19/25
(a)
03/19/30 KRW 3,128,000 (23,647) — (23,647)
2.94% Quarterly 3-mo. CD_KSDA Quarterly 03/19/25
(a)
03/19/30 KRW 2,299,000 (18,405) — (18,405)
2.93% Quarterly 3-mo. CD_KSDA Quarterly 03/19/25
(a)
03/19/30 KRW 3,548,000 (26,709) — (26,709)
2.96% Quarterly 3-mo. CD_KSDA Quarterly 03/19/25
(a)
03/19/30 KRW 4,110,000 (34,605) — (34,605)
2.91% Quarterly 3-mo. CD_KSDA Quarterly 03/19/25
(a)
03/19/30 KRW 1,841,000 (13,008) — (13,008)
2.92% Quarterly 3-mo. CD_KSDA Quarterly 03/19/25
(a)
03/19/30 KRW 2,035,000 (14,736) — (14,736)
2.93% Quarterly 3-mo. CD_KSDA Quarterly 03/19/25
(a)
03/19/30 KRW 6,938,000 (51,565) — (51,565)
3.49% Quarterly 3-mo. HIBOR Quarterly 03/19/25
(a)
03/19/30 HKD 18,000 14,107 — 14,107
3.35% Quarterly 3-mo. HIBOR Quarterly 03/19/25
(a)
03/19/30 HKD 8,000 12,639 — 12,639
3.33% Quarterly 3-mo. HIBOR Quarterly 03/19/25
(a)
03/19/30 HKD 9,000 15,447 — 15,447
3.41% Quarterly 3-mo. HIBOR Quarterly 03/19/25
(a)
03/19/30 HKD 4,000 4,909 — 4,909
3.33% Quarterly 3-mo. HIBOR Quarterly 03/19/25
(a)
03/19/30 HKD 8,001 13,664 — 13,664
3.38% Quarterly 3-mo. HIBOR Quarterly 03/19/25
(a)
03/19/30 HKD 2,000 2,818 — 2,818
3.34% Quarterly 3-mo. HIBOR Quarterly 03/19/25
(a)
03/19/30 HKD 9,999 16,422 — 16,422
7.68% Quarterly 3-mo. JIBAR Quarterly 03/19/25
(a)
03/19/30 ZAR 58,000 15,778 — 15,778
7.59% Quarterly 3-mo. JIBAR Quarterly 03/19/25
(a)
03/19/30 ZAR 14,000 6,401 — 6,401
7.71% Quarterly 3-mo. JIBAR Quarterly 03/19/25
(a)
03/19/30 ZAR 30,000 6,482 — 6,482
7.75% Quarterly 3-mo. JIBAR Quarterly 03/19/25
(a)
03/19/30 ZAR 22,000 2,763 — 2,763
7.55% Quarterly 3-mo. JIBAR Quarterly 03/19/25
(a)
03/19/30 ZAR 2,000 1,089 — 1,089
1.90% Quarterly 3-mo. TWCPBA Quarterly 03/19/25
(a)
03/19/30 TWD 54,000 4,817 — 4,817
1.91% Quarterly 3-mo. TWCPBA Quarterly 03/19/25
(a)
03/19/30 TWD 64,000 4,914 — 4,914
1.90% Quarterly 3-mo. TWCPBA Quarterly 03/19/25
(a)
03/19/30 TWD 67,540 6,469 — 6,469
1.91% Quarterly 3-mo. TWCPBA Quarterly 03/19/25
(a)
03/19/30 TWD 42,460 3,136 — 3,136
1.84% Quarterly 3-mo. TWCPBA Quarterly 03/19/25
(a)
03/19/30 TWD 48,000 8,669 — 8,669
3.81% Semi-Annual 6-mo. BBR Semi-Annual 03/19/25
(a)
03/19/30 AUD 2,000 11,973 — 11,973
4.18% Semi-Annual 6-mo. BBR Semi-Annual 03/19/25
(a)
03/19/30 AUD 2,000 (8,486) — (8,486)
4.12% Semi-Annual 6-mo. BBR Semi-Annual 03/19/25
(a)
03/19/30 AUD 1,000 (2,700) — (2,700)
4.11% Semi-Annual 6-mo. BBR Semi-Annual 03/19/25
(a)
03/19/30 AUD 1,000 (2,186) — (2,186)
3.92% Semi-Annual 6-mo. BBR Semi-Annual 03/19/25
(a)
03/19/30 AUD 3,000 9,328 — 9,328
4.01% Semi-Annual 6-mo. BBR Semi-Annual 03/19/25
(a)
03/19/30 AUD 3,000 1,548 — 1,548
3.91% Semi-Annual 6-mo. BBR Semi-Annual 03/19/25
(a)
03/19/30 AUD 3,000 10,204 — 10,204
4.04% Semi-Annual 6-mo. BBR Semi-Annual 03/19/25
(a)
03/19/30 AUD 1,000 (477) — (477)
4.30% Semi-Annual 6-mo. BBR Semi-Annual 03/19/25
(a)
03/19/30 AUD 3,000 (22,737) — (22,737)
3.98% Semi-Annual 6-mo. BBR Semi-Annual 03/19/25
(a)
03/19/30 AUD 10,000 13,164 — 13,164
3.80% Semi-Annual 6-mo. BBR Semi-Annual 03/19/25
(a)
03/19/30 AUD 2,000 12,584 — 12,584
4.20% Semi-Annual 6-mo. BBR Semi-Annual 03/19/25
(a)
03/19/30 AUD 3,000 (14,230) — (14,230)
4.26% Semi-Annual 6-mo. BBR Semi-Annual 03/19/25
(a)
03/19/30 AUD 2,000 (12,720) 180 (12,900)
4.10% Semi-Annual 6-mo. BBR Semi-Annual 03/19/25
(a)
03/19/30 AUD 4,000 (7,855) — (7,855)

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Managed Volatility V.I. Fund
16
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.73% Semi-Annual 6-mo. BBR Semi-Annual 03/19/25
(a)
03/19/30 AUD 2,000 $ 16,532 $ — $ 16,532
4.28% Semi-Annual 6-mo. BBR Semi-Annual 03/19/25
(a)
03/19/30 AUD 4,000 (27,569) — (27,569)
3.99% Semi-Annual 6-mo. BBR Semi-Annual 03/19/25
(a)
03/19/30 AUD 2,000 1,966 — 1,966
3.62% Annual 6-mo. PRIBOR Semi-Annual 03/19/25
(a)
03/19/30 CZK 23,000 1,768 — 1,768
4.89% Annual 6-mo. WIBOR Semi-Annual 03/19/25
(a)
03/19/30 PLN 7,000 5,542 — 5,542
4.68% Annual 6-mo. WIBOR Semi-Annual 03/19/25
(a)
03/19/30 PLN 6,000 17,755 — 17,755
4.49% Annual 6-mo. WIBOR Semi-Annual 03/19/25
(a)
03/19/30 PLN 1,000 4,901 — 4,901
4.56% Annual 6-mo. WIBOR Semi-Annual 03/19/25
(a)
03/19/30 PLN 10,000 41,405 — 41,405
4.90% Annual 6-mo. WIBOR Semi-Annual 03/19/25
(a)
03/19/30 PLN 2,800 1,929 — 1,929
4.86% Annual 6-mo. WIBOR Semi-Annual 03/19/25
(a)
03/19/30 PLN 5,000 5,551 — 5,551
4.82% Annual 6-mo. WIBOR Semi-Annual 03/19/25
(a)
03/19/30 PLN 4,200 6,561 — 6,561
4.55% Annual 6-mo. WIBOR Semi-Annual 03/19/25
(a)
03/19/30 PLN 5,000 21,216 — 21,216
$ (687,292) $ 91,048 $ (778,340)
(a)
Forward swap.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
15.33% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/29 BRL 13,000 $ 22,826 $ — $ 22,826
OTC Total Return Swap s - Future
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Taiwan Capitalization Weighted
Stock Index Futures January
2025 ................ TWD 69,411,515 Merrill Lynch International & Co. 01/15/25 TWD 69,412 $ (8,526) $ — $ (8,526)
Taiwan Capitalization Weighted
Stock Index Futures January
2025 ................ TWD 46,205,637 Merrill Lynch International & Co. 01/15/25 TWD 46,206 (3,588) — (3,588)
Taiwan Capitalization Weighted
Stock Index Futures January
2025 ................ TWD 142,975,480 Merrill Lynch International & Co. 01/15/25 TWD 142,975 (3,132) — (3,132)
BOVESPA Index Futures
February 2025 ......... BRL (32,554,273) Merrill Lynch International & Co. 02/12/25 BRL 32,554 211,925 — 211,925
KOSPI 200 Index Futures March
2025 ................ KRW (806,916,000) Merrill Lynch International & Co. 03/13/25 KRW 806,916 6,566 — 6,566
KOSPI 200 Index Futures March
2025 ................ KRW (564,656,750) Merrill Lynch International & Co. 03/13/25 KRW 564,657 4,471 — 4,471
KOSPI 200 Index Futures March
2025 ................ KRW (400,311,000) Merrill Lynch International & Co. 03/13/25 KRW 400,311 1,145 — 1,145
KOSPI 200 Index Futures March
2025 ................ KRW (4,342,453,500) Merrill Lynch International & Co. 03/13/25 KRW 4,342,454 (28,816) — (28,816)
Mexican Bolsa Index Futures
March 2025 ........... MXN (11,187,445) Merrill Lynch International & Co. 03/21/25 MXN 11,187 8,198 — 8,198
Mexican Bolsa Index Futures
March 2025 ........... MXN (53,940,363) Merrill Lynch International & Co. 03/21/25 MXN 53,940 113,333 — 113,333
Swiss Market Index Futures
March 2025 ........... CHF 805,864 HSBC Bank plc 03/21/25 CHF 806 4,062 — 4,062

Schedule of Investments
(continued)
December 31, 2024
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
17
OTC Total Return Swaps - Future (continued)
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Swiss Market Index Futures
March 2025 ........... CHF 569,858 HSBC Bank plc 03/21/25 CHF 570 $ 9,246 $ — $ 9,246
Swiss Market Index Futures
March 2025 ........... CHF 451,368 HSBC Bank plc 03/21/25 CHF 451 12,376 — 12,376
Swiss Market Index Futures
March 2025 ........... CHF 584,120 HSBC Bank plc 03/21/25 CHF 584 (6,468) — (6,468)
Swiss Market Index Futures
March 2025 ........... CHF 3,278,383 HSBC Bank plc 03/21/25 CHF 3,278 (44,277) — (44,277)
$ 276,515 $ — $ 276,515
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
S&P 500 Total Return
Index .......... At Termination
1-day SOFR plus
1.05%
At
Termination Citibank NA 01/25/25 USD 6,486 $ (33,550) $ — $ (33,550)
S&P 500 Total Return
Index .......... Quarterly
1-day SOFR plus
0.65% Quarterly
Merrill Lynch International
& Co. 05/23/25 USD 64,774 1,382,128 — 1,382,128
MSCI Chile Net Return
Index .......... Quarterly
1-day SOFR plus
0.20% Quarterly
JPMorgan Chase Bank
NA 08/28/25 USD 2,954 6,882 — 6,882
1-day SOFR plus 0.63% Quarterly
Russell 1000 Value
Index Total Return Quarterly
Morgan Stanley & Co.
International plc 10/06/25 USD 4,306 (136,031) — (136,031)
$ 1,219,429 $ — $ 1,219,429
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .05%
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 7 .15
1-day MXIBTIIE ....................................... Mexico Interbank TIIE 1-day 10 .20
1-day REPO_CORRA ................................... Canadian Overnight Repo Rate 3 .32
1-day SARON ........................................ Swiss Average Rate Overnight 0 .45
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .53
1-day SONIA ......................................... Sterling Overnight Index Average 4 .70
1-day THOR ......................................... Thailand Overnight Repo Rate ON 2 .24
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 2 .20
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 3 .39
3-mo. HIBOR ........................................ Hong Kong Interbank Offered Rate 4 .37
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 7 .75
3-mo. STIBOR ....................................... Stockholm Interbank Offered Rate 2 .54
3-mo. TWCPBA ....................................... Taiwan Secondary Markets Bills Rate 1 .68
6-mo. BBR .......................................... Australian Bank Bill Rate 4 .49
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2 .57
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3 .79
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 5 .70

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Managed Volatility V.I. Fund
18
Derivative Financial Instruments Categorized by Risk Exposure
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ 258,327 $ (165,844) $ 963,564 $ (1,741,726)
OTC Swaps ................................................................... — — 1,783,158 (264,388)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 2,800,402 $ — $ 2,259,523 $ — $ 5,059,925
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 206,503 — — 206,503
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 178 — — 963,386 — 963,564
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — 1,760,332 — 22,826 — 1,783,158
$ — $ 178 $ 4,560,734 $ 206,503 $ 3,245,735 $ — $ 8,013,150
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 826,964 $ — $ 2,894,781 $ — $ 3,721,745
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 1,069,936 — — 1,069,936
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 1,741,726 — 1,741,726
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — 264,388 — — — 264,388
$ — $ — $ 1,091,352 $ 1,069,936 $ 4,636,507 $ — $ 6,797,795
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended December 31, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (2,087,799) $ — $ 278,732 $ — $ (1,809,067)
Forward foreign currency exchange contracts .... — — — (1,090,076) — — (1,090,076)
Swaps .............................. — 388,049 (7,919,592) — (3,287,285) — (10,818,828)
$ — $ 388,049 $ (10,007,391) $ (1,090,076) $ (3,008,553) $ — $ (13,717,971)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 4,716,906 $ — $ 1,427,843 $ — $ 6,144,749
Forward foreign currency exchange contracts .... — — — (1,027,295) — — (1,027,295)
Swaps .............................. — (190,285) 4,067,943 — (725,633) — 3,152,025
$ — $ (190,285) $ 8,784,849 $ (1,027,295) $ 702,210 $ — $ 8,269,479

Schedule of Investments
(continued)
December 31, 2024
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
19
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 179,520,763
Average notional value of contracts — short ................................................................................. 288,901,546
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 10,257,886
Average amounts sold — in USD ........................................................................................ 36,289,946
Credit default swaps
Average notional value — sell protection ................................................................................... 1,969,424
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... 197,845,763
Average notional value — receives fixed rate ................................................................................ 225,929,945
Total return swaps
Average notional value ............................................................................................... 103,890,318
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 1,369,000 $ —
Forward f oreign currency exchange contracts ................................................................. 206,503 1,069,936
Swaps — centrally cleared .............................................................................. — 265,620
Swaps — OTC
(a)
..................................................................................... 1,783,158 264,388
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 3,358,661 $ 1,599,944
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(1,369,000) (265,620)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 1,989,661 $ 1,334,324
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
(b)
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 84,951 $ (31,105) $ — $ (53,846) $ —
Barclays Bank plc ................................ 53,868 (53,868) — — —
BNP Paribas SA ................................. 19,096 (19,096) — — —
Citibank NA .................................... 3,519 (3,519) — — —
Goldman Sachs International ........................ 287 (287) — — —
HSBC Bank plc .................................. 46,587 (46,587) — — —
JPMorgan Chase Bank NA .......................... 6,882 (6,882) — — —
Merrill Lynch International & Co. ...................... 1,727,766 (44,062) (1,569,067) — 114,637
Toronto Dominion Bank ............................ 27,585 (15,648) — — 11,937
UBS AG ...................................... 19,120 (19,120) — — —
$ 1,989,661 $ (240,174) $ (1,569,067) $ (53,846) $ 126,574

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Managed Volatility V.I. Fund
20
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(b)
Cash
Collateral
Pledged
(b)
Net Amount of
Derivative
Liabilities
(c)(e)
Bank of America NA .............................. $ 31,105 $ (31,105) $ — $ — $ —
Barclays Bank plc ................................ 604,988 (53,868) — — 551,120
BNP Paribas SA ................................. 81,759 (19,096) — — 62,663
Canadian Imperial Bank of Commerce .................. 1,126 — — — 1,126
Citibank NA .................................... 177,383 (3,519) — (40,000) 133,864
Goldman Sachs International ........................ 101,548 (287) — — 101,261
HSBC Bank plc .................................. 50,745 (46,587) — — 4,158
JPMorgan Chase Bank NA .......................... 32,086 (6,882) — — 25,204
Merrill Lynch International & Co. ...................... 44,062 (44,062) — — —
Morgan Stanley & Co. International plc .................. 136,031 — — — 136,031
Natwest Markets plc .............................. 26,619 — — — 26,619
Nomura International plc ........................... 6,177 — — — 6,177
Toronto Dominion Bank ............................ 15,648 (15,648) — — —
UBS AG ...................................... 25,047 (19,120) — — 5,927
$ 1,334,324 $ (240,174) $ — $ (40,000) $ 1,054,150
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 2,778,656 $ 804,606 $ — $ 3,583,262
Air Freight & Logistics .................................... 267,569 45,222 — 312,791
Automobile Components .................................. — 38,335 — 38,335
Automobiles .......................................... 1,638,783 438,673 — 2,077,456
Banks ............................................... 2,536,304 3,502,459 — 6,038,763
Beverages ........................................... 183,731 169,927 — 353,658
Biotechnology ......................................... 1,601,044 205,896 — 1,806,940
Broadline Retail ........................................ 3,785,328 256,045 — 4,041,373
Building Products ....................................... 896,149 192,219 — 1,088,368
Capital Markets ........................................ 3,010,957 936,635 — 3,947,592
Chemicals ............................................ — 285,896 — 285,896
Commercial Services & Supplies ............................. 1,023,237 77,960 — 1,101,197
Communications Equipment ................................ 518,261 — — 518,261
Construction & Engineering ................................ 817,463 519,427 — 1,336,890
Construction Materials .................................... — 279,131 — 279,131
Consumer Finance ...................................... 422,949 20,958 — 443,907
Consumer Staples Distribution & Retail ........................ 1,842,160 79,402 — 1,921,562
Containers & Packaging .................................. 1,229 — — 1,229
Diversified Consumer Services .............................. 31,703 — — 31,703
Diversified REITs ....................................... — 22,522 — 22,522
Diversified Telecommunication Services ........................ 339,662 471,317 — 810,979
Electric Utilities ........................................ 659,825 679,841 — 1,339,666
Electrical Equipment ..................................... 745,718 1,275,159 — 2,020,877
Electronic Equipment, Instruments & Components ................. 595,152 282,336 — 877,488
Entertainment ......................................... 1,634,477 157,255 — 1,791,732

Schedule of Investments
(continued)
December 31, 2024
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
21
Level 1 Level 2 Level 3 Total
Financial Services ...................................... $ 3,171,842 $ 344,413 $ — $ 3,516,255
Food Products ......................................... 120,631 135,742 — 256,373
Gas Utilities ........................................... 57,166 37,488 — 94,654
Ground Transportation ................................... 378,020 — — 378,020
Health Care Equipment & Supplies ........................... 1,690,975 280,166 — 1,971,141
Health Care Providers & Services ............................ 3,102,228 25,569 — 3,127,797
Health Care REITs ...................................... 122,079 — — 122,079
Health Care Technology .................................. 32,799 34,138 — 66,937
Hotels, Restaurants & Leisure .............................. 2,216,829 181,624 — 2,398,453
Household Durables ..................................... 601,829 222,350 — 824,179
Household Products ..................................... 320,391 85,227 — 405,618
Independent Power and Renewable Electricity Producers ............ 40,339 — — 40,339
Industrial Conglomerates .................................. 43,503 504,653 — 548,156
Industrial REITs ........................................ 134,028 75,306 — 209,334
Insurance ............................................ 3,683,406 2,096,149 — 5,779,555
Interactive Media & Services ............................... 5,295,798 194,293 — 5,490,091
IT Services ........................................... 1,181,123 368,614 — 1,549,737
Life Sciences Tools & Services .............................. 1,091,812 118,855 — 1,210,667
Machinery ............................................ 1,797,081 701,390 — 2,498,471
Marine Transportation .................................... — 121,470 — 121,470
Media ............................................... 425,794 116,984 — 542,778
Metals & Mining ........................................ 937,130 1,267,414 — 2,204,544
Multi-Utilities .......................................... 84,194 423,633 — 507,827
Office REITs .......................................... — 19,487 — 19,487
Oil, Gas & Consumable Fuels ............................... 1,991,627 807,265 — 2,798,892
Passenger Airlines ...................................... 89,172 50,172 — 139,344
Personal Care Products .................................. — 550,101 — 550,101
Pharmaceuticals ....................................... 1,718,434 1,829,977 — 3,548,411
Professional Services .................................... 962,246 774,865 — 1,737,111
Real Estate Management & Development ....................... 174,320 293,983 — 468,303
Residential REITs ....................................... 487,997 — — 487,997
Retail REITs .......................................... 284,318 31,228 — 315,546
Semiconductors & Semiconductor Equipment .................... 9,541,245 949,341 — 10,490,586
Software ............................................. 9,073,175 758,422 — 9,831,597
Specialized REITs ...................................... 477,997 — — 477,997
Specialty Retail ........................................ 1,237,931 136,322 — 1,374,253
Technology Hardware, Storage & Peripherals .................... 5,496,599 155,912 — 5,652,511
Textiles, Apparel & Luxury Goods ............................ 249,013 366,878 — 615,891
Tobacco ............................................. 1,088,686 223,761 — 1,312,447
Trading Companies & Distributors ............................ 1,165,627 465,383 — 1,631,010
Transportation Infrastructure ............................... — 30,587 — 30,587
Water Utilities ......................................... — 58,713 — 58,713
Wireless Telecommunication Services ......................... — 165,547 — 165,547
Corporate Bonds ........................................ — 27,129 — 27,129
Other Interests .......................................... — — — —
Rights ................................................ — — 227 227
Warrants .............................................. 10,800 — — 10,800
Short-Term Securities
Money Market Funds ...................................... 12,127,073 — — 12,127,073
U.S. Treasury Obligations ................................... — 15,986,512 — 15,986,512
$ 98,035,614 $ 41,758,284 $ 227 $ 139,794,125
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 178 $ — $ 178
Equity contracts ........................................... 2,594,038 1,966,696 — 4,560,734
Foreign currency exchange contracts ............................ — 206,503 — 206,503
Interest rate contracts ....................................... 2,259,523 986,212 — 3,245,735
Liabilities
Equity contracts ........................................... (437,125) (654,227) — (1,091,352)
Foreign currency exchange contracts ............................ — (1,069,936) — (1,069,936)
Interest rate contracts ....................................... (2,894,781) (1,741,726) — (4,636,507)
$ 1,521,655 $ (306,300) $ — $ 1,215,355
Fair Value Hierarchy as of Period End (continued)

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Managed Volatility V.I. Fund
22
See notes to financial statements.
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities
December 31, 2024
23
Statement of Assets and Liabilities
BlackRock
Managed
Volatility V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 127,667,052
Investments, at value — affiliated
(c)
.......................................................................................... 12,127,073
Cash ............................................................................................................. 232
Cash pledged: –
Collateral — OTC derivatives ............................................................................................ 40,000
Futures contracts .................................................................................................... 14,072,630
Centrally cleared swaps ................................................................................................ 4,949,000
Foreign currency, at value
(d)
............................................................................................... 2,690,942
Receivables: –
Investments sold .................................................................................................... 80,526
Securities lending income — affiliated ...................................................................................... 574
Swaps .......................................................................................................... 55,893
Dividends — unaffiliated ............................................................................................... 124,703
Dividends — affiliated ................................................................................................. 43,034
Interest — unaffiliated ................................................................................................. 83
Variation margin on futures contracts ....................................................................................... 1,369,000
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 206,503
OTC swaps ........................................................................................................ 1,783,158
Prepaid e xpenses ..................................................................................................... 1,132
Total a ssets .........................................................................................................
165,211,535
LIABILITIES
Cash received: –
Collateral — OTC derivatives ............................................................................................ 160,000
Collateral on securities loaned ............................................................................................. 1,106,322
Payables: –
Investments purchased ................................................................................................ 110,520
Swaps   .......................................................................................................... 45,210
Accounting services fees ............................................................................................... 58,554
Capital shares redeemed ............................................................................................... 59,349
Custodian fees ...................................................................................................... 54,404
Distribution fees ..................................................................................................... 28,675
Interest expense .................................................................................................... 234
Investment advisory fees .............................................................................................. 78,448
Directors' and Officer's fees ............................................................................................. 453
Professional fees .................................................................................................... 62,558
Transfer agent fees .................................................................................................. 99,498
Variation margin on centrally cleared swaps .................................................................................. 265,620
Other accrued expenses ............................................................................................... 38,190
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 1,069,936
OTC swaps ........................................................................................................ 264,388
Total li abilities ........................................................................................................
3,502,359
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 161,709,176
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 252,641,060
Accumulated loss ..................................................................................................... (90,931,884)
NET ASSETS ........................................................................................................
$ 161,709,176
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 115,424,915
(b)
  Securities loaned, at value ...................................................................................... $ 1,063,749
(c)
  Investments, at cost — affiliated ................................................................................... $ 12,127,073
(d)
  Foreign currency, at cost ....................................................................................... $ 2,703,911
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2024
2024
BlackRock Annual Financial Statements and Additional Information
24
See notes to financial statements.
BlackRock
Managed
Volatility V.I.
Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 6,627,200
Shares outstanding ...................................................................................................
447,929
Net asset value .....................................................................................................
$ 14.80
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 155,081,976
Shares outstanding ...................................................................................................
10,509,916
Net asset value .....................................................................................................
$ 14.76
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10

Statement of Operations
Year Ended December 31, 2024
25
Statement of Operations
See notes to financial statements.
BlackRock
Managed
Volatility V.I.
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 1,860,039
Dividends — affiliated ................................................................................................. 441,491
Interest — unaffiliated ................................................................................................. 1,436,387
Securities lending income — affiliated — net ................................................................................. 17,065
Foreign taxes withheld ................................................................................................ (82,132)
Total investment income .................................................................................................
3,672,850
EXPENSES
Investment advisory .................................................................................................. 908,252
Distribution — class specific ............................................................................................ 395,062
Transfer agent — class specific .......................................................................................... 336,863
Custodian ......................................................................................................... 125,181
Professional ....................................................................................................... 105,985
Accounting services .................................................................................................. 103,996
Printing and postage ................................................................................................. 21,028
Directors and Officer ................................................................................................. 8,643
Transfer agent ...................................................................................................... 6,549
Miscellaneous ...................................................................................................... 71,858
Total expenses excluding interest expense .....................................................................................
2,083,417
Interest expense .................................................................................................... 19,353
Total expenses .......................................................................................................
2,102,770
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (376,611)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (336,863)
Total expenses after fees waived and/or reimbursed ..............................................................................
1,389,296
Net investment income ..................................................................................................
2,283,554
REALIZED AND UNREALIZED GAIN (LOSS) $ 16,182,773
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 22,804,910
Investments — affiliated ............................................................................................. (1,017)
Forward foreign currency exchange contracts ............................................................................... (1,090,076)
Foreign currency transactions ......................................................................................... (246,663)
Futures contracts .................................................................................................. (1,809,067)
Swaps ......................................................................................................... (10,818,828)
A
8,839,259
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (805,933)
Investments — affiliated ............................................................................................. (24)
Forward foreign currency exchange contracts ............................................................................... (1,027,295)
Foreign currency translations .......................................................................................... (120,008)
Futures contracts .................................................................................................. 6,144,749
Swaps ......................................................................................................... 3,152,025
A
7,343,514
Net realized and unrealized gain ...........................................................................................
16,182,773
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 18,466,327

Statements of Changes in Net Assets

2024
BlackRock Annual Financial Statements and Additional Information
26
See notes to financial statements.
BlackRock Managed Volatility V.I. Fund
Year Ended
12/31/24
Year Ended
12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 2,283,554  $ 3,033,471
Net realized gain .................................................................................. 8,839,259  790,406
Net change in unrealized appreciation (depreciation) .......................................................... 7,343,514  1,192,140
Net increase in net assets resulting from operations ............................................................. 18,466,327  5,016,017
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ (17,545) (628,309)
Class III ....................................................................................... (18,403) (12,916,888)
Decrease in net assets resulting from distributions to shareholders ................................................... (35,948) (13,545,197)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... (23,396,391) 1,155,226
NET ASSETS
Total decrease in net assets ............................................................................ (4,966,012) (7,373,954)
Beginning of year .................................................................................... 166,675,188  174,049,142
End of year ........................................................................................
$ 161,709,176  $ 166,675,188
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
27
Financial Highlights
BlackRock Managed Volatility V.I. Fund
Class I
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of year .............................
$ 13.25  $ 14.03  $ 13.21  $ 13.21  $ 13.27
Net investment income
(a)
...................................
0 .23  0 .29  0 .14  0 .06  0 .10
Net realized and unrealized gain ..............................
1 .36  0 .15  0 .68  0 .03  0 .36
Net increase from investment operations .......................... 1.59  0.44  0.82  0.09  0.46
Distributions from net investment income
(b)
...................... (0.04) (1.22) —  (0.09) (0.52)
Net asset value, end of year ................................. $ 14.80  $ 13.25  $ 14.03  $ 13.21  $ 13.21
Total Return
(c)
Based on net asset value .................................... 11.99% 3.20% 6.21% 0.68%
(d)
3.49%
Ratios to Average Net Assets
(e)
Total expen ses ...........................................
1.03% 1.10% 0.97% 0.93% 1.00%
Total expenses after fees waived and/or reimbursed ..................
0.60% 0.61% 0.59% 0.59% 0.59%
Total expenses after fees waived and/or reimbursed and excluding interest expense ..............................................
0.59% 0.59% 0.59% 0.59% 0.59%
Net investment income .....................................
1.62% 2.03% 1.04% 0.47% 0.74%
Supplemental Data
Net assets, end of year (000) .................................. $ 6,627  $ 7,293  $ 8,182  $ 8,853  $ 9,844
Portfolio turnover rate ....................................... 137% 166% 155% 103% 181%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information
28
BlackRock Managed Volatility V.I. Fund
Class III
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of year .............................
$ 13.21  $ 13.96  $ 13.18  $ 13.20  $ 13.27
Net investment income
(a)
...................................
0 .19  0 .25  0 .10  0 .03  0 .06
Net realized and unrealized gain ..............................
1 .36  0 .15  0 .68  0 .04  0 .36
Net increase from investment operations .......................... 1.55  0.40  0.78  0.07  0.42
Distributions from net investment income
(b)
...................... (0.00)
(c)
(1.15) —  (0.09) (0.49)
Net asset value, end of year ................................. $ 14.76  $ 13.21  $ 13.96  $ 13.18  $ 13.20
Total Return
(d)
Based on net asset value .................................... 11.75% 2.88% 5.92% 0.53%
(e)
3.17%
Ratios to Average Net Assets
(f)
Total expen ses ...........................................
1.28% 1.35% 1.22% 1.18% 1.25%
Total expenses after fees waived and/or reimbursed ..................
0.85% 0.86% 0.84% 0.84% 0.84%
Total expenses after fees waived and/or reimbursed and excluding interest expense ..............................................
0.84% 0.84% 0.84% 0.84% 0.84%
Net investment income .....................................
1.37% 1.79% 0.78% 0.22% 0.49%
Supplemental Data
Net assets, end of year (000) .................................. $ 155,082  $ 159,382  $ 165,867  $ 205,922  $ 213,851
Portfolio turnover rate ....................................... 137% 166% 155% 103% 181%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Notes to Financial Statements
29
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Managed
Volatility V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Cash: The Fund may maintain cash at its custodian which, at times, may exceed United States federally insured limits. The Fund maintains this balance with a high credit-
quality financial institution to minimize credit risk exposure.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2024 , if any, are disclosed in the Statement of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, the Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
30
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or results of operations.
The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services.  Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

Notes to Financial Statements
(continued)
31
Notes to Financial Statements
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
32
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s  Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Barclays Capital, Inc. .............................. $ 126,292 $ (126,292) $ — $ —
Citigroup Global Markets, Inc. ........................ 468,599 (468,599) — —
Goldman Sachs & Co. LLC .......................... 6,925 (6,925) — —
Jefferies LLC .................................... 225,709 (225,709) — —
Morgan Stanley .................................. 9,395 (9,395) — —
Toronto-Dominion Bank ............................ 226,829 (226,829) — —
$ 1,063,749 $ (1,063,749) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)
33
Notes to Financial Statements
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the  Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Fund may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
34
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”), BlackRock (Singapore) Limited (“BSL”) and BlackRock
Asset Management North Asia Limited ("BAMNA"), (collectively, the “Sub-Advisers'), each an affiliate of the Manager. The Manager pays BIL, BSL and BAMNA for services they provide for that portion of the Fund for which BIL, BSL and BAMNA, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2024, the class specific distribution fees borne directly by Class III were $395,062.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the year ended December 31, 2024 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.55%
$1 billion - $3 billion ..................................................................................................... 0.52
$3 billion - $5 billion ..................................................................................................... 0.50
$5 billion - $10 billion .................................................................................................... 0.48
Greater than $10 billion ................................................................................................... 0.47
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 14,271 $ 322,592 $ 336,863

Notes to Financial Statements
(continued)
35
Notes to Financial Statements
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year  ended December 31, 2024 , the amount waived was $ 6,623 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2024, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such certain expenses to 0.00% of average daily net assets for Class I and
Class III shares. The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025 , unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the Manager — class specific  in the Statement of Operations. For the year ended December 31, 2024 , class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2024, the Manager waived and/or reimbursed investment advisory fees of $369,988, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2024, the Fund paid BIM $3,960 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 14,271
Class III ...................................................................................................... 322,592
$ 336,863
Class I Class III
Expense Limitations .................................................................................. 0 .59% 0 .84%

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
36
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2024, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the  Company  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors  and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors . For the year  ended December 31, 2024 , the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended December 31, 2024, purchases and sales of investments, excluding short-term securities, were $160,800,569 and $190,872,194, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund's NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to net operating loss and distributions paid in excess of taxable income were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of December 31, 2024, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income, the accounting for swap agreements and the characterization of corporate actions.
Purchases ............................................................................................................... $ 13,913,730
Sales ................................................................................................................... 32,549,108
Net Realized Gain .......................................................................................................... 4,591,078
Fund Name Paid-in Capital
Accumulated
Earnings (Loss)
BlackRock Managed Volatility V.I. Fund ............................................................ $ (14,389,342) $ 14,389,342
Fund Name
Year Ended
12/31/24
Year Ended
12/31/23
BlackRock Managed Volatility V.I. Fund
Ordinary income ...................................................................................... $ 35,948 $ 13,545,197
Fund Name
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
BlackRock Managed Volatility V.I. Fund ........................................................ $ (90,703,465) $ (228,419) $ (90,931,884)

Notes to Financial Statements
(continued)
37
Notes to Financial Statements
During the year ended December 31, 2024, the Fund utilized the following amount of its capital loss carryforward:
As of December 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2024, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Fund Name Amount Utilized
BlackRock Managed Volatility V.I. Fund ...................................................................................... $ 26,756,715
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Managed Volatility V.I. Fund .................................. $ 127,991,128 $ 23,823,715 $ (12,734,789) $ 11,088,926

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
38
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
As of December 31, 2024, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 730 Class III Shares of the Fund.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/24
Year Ended
12/31/23
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Managed Volatility V.I. Fund
Class I
Shares sold .............................................
23,480 $ 329,751 26,424 $ 367,863
Shares issued in reinvestment of distributions ........................
1,189 17,545 47,024 628,309
Shares redeemed .........................................
(127,192) (1,808,660) (106,008) (1,491,869)
(102,523) $ (1,461,364) (32,560) $ (495,697)
Class III
Shares sold .............................................
808,932 $ 11,401,638 1,828,863 $ 25,805,792
Shares issued in reinvestment of distributions ........................
1,250 18,403 971,016 12,916,048
Shares redeemed .........................................
(2,361,741) (33,355,068) (2,619,691) (37,070,917)
(1,551,559) $ (21,935,027) 180,188 $ 1,650,923
(1,654,082) $ (23,396,391) 147,628 $ 1,155,226

Report of Independent Registered Public Accounting Firm
39
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Managed Volatility V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Managed Volatility V.I. Fund of BlackRock Variable Series Funds, Inc. (the “Fund”),
including the schedule of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2024, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 17, 2025
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in these Financial Statements
2024
BlackRock Annual Financial Statements and Additional Information
40
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
CZK Czech Koruna
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BBR Australian Bank Bill Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDI Crest Depository Interests
CNREPOFIX_CFXS China Fixing Repo Rates
CVR Contingent Value Rights
EURIBOR Euro Interbank Offered Rate
HIBOR Hong Kong Interbank Offered Rate
JIBAR Johannesburg Interbank Average Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE
Nasdaq National Association of Securities Dealers Automated Quotations
OMX Stockholm Nordic Exchange
OTC Over-the-counter
PRIBOR Prague Interbank Offered Rate
REIT Real Estate Investment Trust
REPO_CORRA Canadian Overnight Repo Rate
SARON Swiss Average Rate Overnight
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
STIBOR Stockholm Interbank Offered Rate
THOR Thailand Overnight Repo Rate ON
TWCPBA Taiwan Secondary Markets Bills Rate
WIBOR Warsaw Interbank Offered Rate

December 31, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Annual Financial
Statements and Additional
Information
BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund

Derivative Financial Instruments
2024
BlackRock Annual Financial Statements and Additional Information
2
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
December 31, 2024
BlackRock S&P 500 Index V.I. Fund
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.8%
Axon Enterprise, Inc.
(a)
................ 4,126 $ 2,452,164
Boeing Co. (The)
(a)
................... 42,685 7,555,245
General Dynamics Corp. ............... 14,820 3,904,922
General Electric Co. .................. 61,996 10,340,313
Howmet Aerospace, Inc. ............... 22,647 2,476,903
Huntington Ingalls Industries, Inc. ......... 2,324 439,166
L3Harris Technologies, Inc. ............. 10,825 2,276,281
Lockheed Martin Corp. ................ 12,045 5,853,147
Northrop Grumman Corp. .............. 7,839 3,678,764
RTX Corp. ........................ 76,058 8,801,432
Textron, Inc. ....................... 10,491 802,457
TransDigm Group, Inc.
(b)
............... 3,201 4,056,563
52,637,357
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc. ........... 6,742 696,584
Expeditors International of Washington, Inc. .. 8,086 895,686
FedEx Corp. ....................... 12,853 3,615,935
United Parcel Service, Inc. , Class B ....... 41,824 5,274,006
10,482,211
Automobile Components — 0.0%
Aptiv plc
(a)
......................... 15,400 931,392
BorgWarner, Inc. .................... 12,487 396,962
1,328,354
Automobiles — 2.5%
Ford Motor Co. ..................... 223,630 2,213,937
General Motors Co. .................. 62,784 3,344,504
Tesla, Inc.
(a)
........................ 159,459 64,395,922
69,954,363
Banks — 3.4%
Bank of America Corp. ................ 381,148 16,751,455
Citigroup, Inc. ...................... 107,986 7,601,135
Citizens Financial Group, Inc. ........... 25,163 1,101,133
Fifth Third Bancorp
(b)
................. 38,563 1,630,444
Huntington Bancshares, Inc. ............ 82,346 1,339,769
JPMorgan Chase & Co. ............... 160,749 38,533,143
KeyCorp .......................... 53,351 914,436
M&T Bank Corp. .................... 9,582 1,801,512
PNC Financial Services Group, Inc. (The) ... 22,727 4,382,902
Regions Financial Corp. ............... 51,768 1,217,583
Truist Financial Corp. ................. 75,798 3,288,117
US Bancorp ....................... 89,221 4,267,440
Wells Fargo & Co. ................... 190,105 13,352,975
96,182,044
Beverages — 1.2%
Brown-Forman Corp. , Class B
(b)
.......... 10,585 402,019
Coca-Cola Co. (The) ................. 221,778 13,807,898
Constellation Brands, Inc. , Class A ........ 8,955 1,979,055
Keurig Dr Pepper, Inc. ................ 64,209 2,062,393
Molson Coors Beverage Co. , Class B ...... 10,181 583,575
Monster Beverage Corp.
(a)
.............. 40,155 2,110,547
PepsiCo, Inc. ...................... 78,337 11,911,924
32,857,411
Biotechnology — 1.6%
AbbVie, Inc. ....................... 100,992 17,946,278
Amgen, Inc. ....................... 30,722 8,007,382
Biogen, Inc.
(a)
...................... 8,257 1,262,660
Gilead Sciences, Inc. ................. 71,183 6,575,174
Incyte Corp.
(a)
...................... 9,333 644,630
Moderna, Inc.
(a)
..................... 19,606 815,218
Regeneron Pharmaceuticals, Inc.
(a)
........ 6,011 4,281,816
Security
Shares
Shares Value
Biotechnology (continued)
Vertex Pharmaceuticals, Inc.
(a) (b)
.......... 14,757 $ 5,942,644
45,475,802
Broadline Retail — 4.2%
Amazon.com, Inc.
(a)
.................. 534,083 117,172,469
eBay, Inc. ......................... 27,350 1,694,333
118,866,802
Building Products — 0.5%
A O Smith Corp. .................... 6,918 471,877
Allegion plc ........................ 4,909 641,508
Builders FirstSource, Inc.
(a)
............. 6,589 941,766
Carrier Global Corp. .................. 47,866 3,267,333
Johnson Controls International plc ........ 38,340 3,026,176
Lennox International, Inc. .............. 1,830 1,115,019
Masco Corp. ....................... 12,208 885,934
Trane Technologies plc ................ 12,848 4,745,409
15,095,022
Capital Markets — 3.2%
Ameriprise Financial, Inc. .............. 5,539 2,949,130
Bank of New York Mellon Corp. (The) ...... 41,515 3,189,598
BlackRock, Inc.
(c)
.................... 8,312 8,520,715
Blackstone, Inc. , Class A ............... 41,171 7,098,704
CBOE Global Markets, Inc. ............. 5,956 1,163,802
Charles Schwab Corp. (The) ............ 85,415 6,321,564
CME Group, Inc. , Class A .............. 20,589 4,781,384
FactSet Research Systems, Inc. .......... 2,198 1,055,656
Franklin Resources, Inc.
(b)
.............. 16,508 334,947
Goldman Sachs Group, Inc. (The)
(b)
....... 17,923 10,263,068
Intercontinental Exchange, Inc. .......... 32,911 4,904,068
Invesco Ltd. ....................... 26,309 459,881
KKR & Co., Inc. ..................... 38,529 5,698,824
MarketAxess Holdings, Inc. ............. 2,167 489,829
Moody's Corp. ...................... 8,893 4,209,679
Morgan Stanley ..................... 70,829 8,904,622
MSCI, Inc. ........................ 4,509 2,705,445
Nasdaq, Inc. ....................... 23,691 1,831,551
Northern Trust Corp. .................. 11,318 1,160,095
Raymond James Financial, Inc. .......... 10,546 1,638,110
S&P Global, Inc. .................... 18,128 9,028,288
State Street Corp. ................... 16,700 1,639,105
T. Rowe Price Group, Inc. .............. 12,638 1,429,232
89,777,297
Chemicals — 1.3%
Air Products & Chemicals, Inc. ........... 12,708 3,685,828
Albemarle Corp.
(b)
................... 6,626 570,366
Celanese Corp. ..................... 5,906 408,754
CF Industries Holdings, Inc. ............. 9,936 847,740
Corteva, Inc. ....................... 39,580 2,254,477
Dow, Inc. ......................... 39,957 1,603,475
DuPont de Nemours, Inc. .............. 23,949 1,826,111
Eastman Chemical Co. ................ 6,619 604,447
Ecolab, Inc. ....................... 14,447 3,385,221
FMC Corp. ........................ 7,139 347,027
International Flavors & Fragrances, Inc. ..... 14,571 1,231,978
Linde plc ......................... 27,187 11,382,381
LyondellBasell Industries NV , Class A ...... 14,627 1,086,347
Mosaic Co. (The) .................... 18,480 454,238
PPG Industries, Inc. .................. 13,266 1,584,624
Sherwin-Williams Co. (The) ............. 13,269 4,510,531
35,783,545
Commercial Services & Supplies — 0.5%
Cintas Corp. ....................... 19,587 3,578,545
Copart, Inc.
(a)
...................... 50,198 2,880,863

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock S&P 500 Index V.I. Fund
4
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Republic Services, Inc. ................ 11,693 $ 2,352,398
Rollins, Inc. ........................ 15,856 734,926
Veralto Corp. ....................... 14,044 1,430,381
Waste Management, Inc. ............... 20,880 4,213,375
15,190,488
Communications Equipment — 0.9%
Arista Networks, Inc.
(a)
................ 59,184 6,541,607
Cisco Systems, Inc. .................. 227,591 13,473,387
F5, Inc.
(a)
......................... 3,331 837,647
Juniper Networks, Inc. ................ 18,828 705,109
Motorola Solutions, Inc. ............... 9,529 4,404,590
25,962,340
Construction & Engineering — 0.1%
Quanta Services, Inc. ................. 8,401 2,655,136
Construction Materials — 0.1%
Martin Marietta Materials, Inc. ........... 3,494 1,804,651
Vulcan Materials Co. ................. 7,518 1,933,855
3,738,506
Consumer Finance — 0.6%
American Express Co. ................ 31,775 9,430,502
Capital One Financial Corp. ............. 21,788 3,885,236
Discover Financial Services ............. 14,355 2,486,717
Synchrony Financial .................. 22,466 1,460,290
17,262,745
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp. ............... 25,298 23,179,798
Dollar General Corp. ................. 12,592 954,725
Dollar Tree, Inc.
(a)
.................... 11,700 876,798
Kroger Co. (The) .................... 37,992 2,323,211
Sysco Corp. ....................... 28,112 2,149,444
Target Corp. ....................... 26,364 3,563,886
Walgreens Boots Alliance, Inc. ........... 42,368 395,293
Walmart, Inc. ....................... 247,840 22,392,344
55,835,499
Containers & Packaging — 0.2%
Amcor plc
(b)
........................ 83,923 789,716
Avery Dennison Corp. ................. 4,638 867,909
Ball Corp. ......................... 17,039 939,360
International Paper Co.
(b)
............... 19,759 1,063,429
Packaging Corp. of America ............ 5,048 1,136,456
Smurfit WestRock plc ................. 28,060 1,511,312
6,308,182
Distributors — 0.1%
Genuine Parts Co. ................... 7,910 923,572
LKQ Corp. ........................ 14,952 549,486
Pool Corp. ........................ 2,224 758,250
2,231,308
Diversified Telecommunication Services — 0.7%
AT&T, Inc. ......................... 409,965 9,334,903
Verizon Communications, Inc. ........... 240,683 9,624,913
18,959,816
Electric Utilities — 1.5%
Alliant Energy Corp. .................. 14,789 874,621
American Electric Power Co., Inc. ......... 30,369 2,800,933
Constellation Energy Corp. ............. 17,878 3,999,487
Duke Energy Corp. .................. 44,240 4,766,418
Edison International .................. 22,215 1,773,646
Entergy Corp. ...................... 24,346 1,845,914
Evergy, Inc. ........................ 12,975 798,611
Eversource Energy .................. 20,258 1,163,417
Security
Shares
Shares Value
Electric Utilities (continued)
Exelon Corp. ....................... 57,633 $ 2,169,306
FirstEnergy Corp. ................... 29,284 1,164,917
NextEra Energy, Inc. ................. 117,470 8,421,424
NRG Energy, Inc. .................... 11,566 1,043,485
PG&E Corp. ....................... 122,439 2,470,819
Pinnacle West Capital Corp. ............ 6,528 553,379
PPL Corp. ........................ 42,019 1,363,937
Southern Co. (The) .................. 62,394 5,136,274
Xcel Energy, Inc. .................... 31,733 2,142,612
42,489,200
Electrical Equipment — 0.8%
AMETEK, Inc. ...................... 13,210 2,381,235
Eaton Corp. plc ..................... 22,565 7,488,647
Emerson Electric Co.
(b)
................ 32,694 4,051,767
GE Vernova, Inc. .................... 15,712 5,168,148
Generac Holdings, Inc.
(a)
............... 3,417 529,806
Hubbell, Inc. ....................... 3,107 1,301,491
Rockwell Automation, Inc. .............. 6,470 1,849,061
22,770,155
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp. , Class A .............. 68,685 4,770,173
CDW Corp. ........................ 7,662 1,333,494
Corning, Inc. ....................... 43,888 2,085,558
Jabil, Inc. ......................... 6,574 945,999
Keysight Technologies, Inc.
(a)
............ 10,026 1,610,476
TE Connectivity plc .................. 17,081 2,442,071
Teledyne Technologies, Inc.
(a)
............ 2,650 1,229,945
Trimble, Inc.
(a)
...................... 14,140 999,132
Zebra Technologies Corp. , Class A
(a)
....... 2,949 1,138,963
16,555,811
Energy Equipment & Services — 0.2%
Baker Hughes Co. , Class A ............. 56,611 2,322,183
Halliburton Co. ..................... 50,479 1,372,524
Schlumberger NV
(b)
.................. 80,630 3,091,354
6,786,061
Entertainment — 1.4%
Electronic Arts, Inc. .................. 13,746 2,011,040
Live Nation Entertainment, Inc.
(a)
......... 8,324 1,077,958
Netflix, Inc.
(a)
....................... 24,407 21,754,447
Take-Two Interactive Software, Inc.
(a)
....... 9,249 1,702,556
Walt Disney Co. (The) ................ 103,693 11,546,216
Warner Bros Discovery, Inc.
(a)
........... 129,020 1,363,741
39,455,958
Financial Services — 4.4%
Apollo Global Management, Inc. .......... 25,522 4,215,213
Berkshire Hathaway, Inc. , Class B
(a)
....... 104,734 47,473,828
Corpay, Inc.
(a)
...................... 3,946 1,335,405
Fidelity National Information Services, Inc. ... 30,739 2,482,789
Fiserv, Inc.
(a)
....................... 32,484 6,672,863
Global Payments, Inc. ................ 14,496 1,624,422
Jack Henry & Associates, Inc. ........... 4,107 719,957
Mastercard, Inc. , Class A ............... 46,802 24,644,529
PayPal Holdings, Inc.
(a)
................ 57,242 4,885,605
Visa, Inc. , Class A ................... 98,670 31,183,667
125,238,278
Food Products — 0.6%
Archer-Daniels-Midland Co. ............. 27,168 1,372,527
Bunge Global SA .................... 7,892 613,682
Campbell's Co. (The)
(b)
................ 11,356 475,589
Conagra Brands, Inc. ................. 27,097 751,942
General Mills, Inc. ................... 31,802 2,028,014

Schedule of Investments
(continued)
December 31, 2024
BlackRock S&P 500 Index V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
Hershey Co. (The) ................... 8,371 $ 1,417,629
Hormel Foods Corp. .................. 16,687 523,471
J M Smucker Co. (The) ................ 6,191 681,753
Kellanova ......................... 15,175 1,228,720
Kraft Heinz Co. (The) ................. 50,220 1,542,256
Lamb Weston Holdings, Inc.
(b)
........... 8,245 551,013
McCormick & Co., Inc. (Non-Voting) ....... 14,541 1,108,606
Mondelez International, Inc. , Class A ....... 76,567 4,573,347
Tyson Foods, Inc. , Class A ............. 16,423 943,337
17,811,886
Gas Utilities — 0.0%
Atmos Energy Corp.
(b)
................. 8,788 1,223,905
Ground Transportation — 0.9%
CSX Corp. ........................ 110,108 3,553,185
JB Hunt Transport Services, Inc. ......... 4,664 795,958
Norfolk Southern Corp. ................ 12,993 3,049,457
Old Dominion Freight Line, Inc. .......... 10,460 1,845,144
Uber Technologies, Inc.
(a)
.............. 120,123 7,245,819
Union Pacific Corp. .................. 34,616 7,893,833
24,383,396
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories .................. 99,033 11,201,623
Align Technology, Inc.
(a)
................ 3,984 830,704
Baxter International, Inc.
(b)
.............. 29,384 856,837
Becton Dickinson & Co. ............... 16,526 3,749,254
Boston Scientific Corp.
(a)
............... 84,199 7,520,655
Cooper Cos., Inc. (The)
(a)
.............. 11,500 1,057,195
Dexcom, Inc.
(a)
..................... 22,302 1,734,427
Edwards Lifesciences Corp.
(a)
........... 33,676 2,493,034
GE HealthCare Technologies, Inc. ........ 25,980 2,031,116
Hologic, Inc.
(a)
...................... 13,271 956,706
IDEXX Laboratories, Inc.
(a)
.............. 4,700 1,943,168
Insulet Corp.
(a)
...................... 3,973 1,037,231
Intuitive Surgical, Inc.
(a)
................ 20,281 10,585,871
Medtronic plc ...................... 73,334 5,857,920
ResMed, Inc.
(b)
..................... 8,396 1,920,081
Solventum Corp.
(a)
................... 7,857 519,033
STERIS plc ........................ 5,623 1,155,864
Stryker Corp. ...................... 19,603 7,058,060
Teleflex, Inc. ....................... 2,719 483,928
Zimmer Biomet Holdings, Inc. ........... 11,367 1,200,696
64,193,403
Health Care Providers & Services — 2.0%
Cardinal Health, Inc. .................. 13,919 1,646,200
Cencora, Inc. ...................... 9,746 2,189,731
Centene Corp.
(a)
.................... 28,826 1,746,279
Cigna Group (The) ................... 15,984 4,413,822
CVS Health Corp. ................... 71,800 3,223,102
DaVita, Inc.
(a)
....................... 2,674 399,897
Elevance Health, Inc.
(b)
................ 13,259 4,891,245
HCA Healthcare, Inc. ................. 10,413 3,125,462
Henry Schein, Inc.
(a)
.................. 7,120 492,704
Humana, Inc. ...................... 6,914 1,754,151
Labcorp Holdings, Inc. ................ 4,738 1,086,518
McKesson Corp. .................... 7,248 4,130,708
Molina Healthcare, Inc.
(a)
............... 3,266 950,569
Quest Diagnostics, Inc. ................ 6,426 969,426
UnitedHealth Group, Inc. ............... 52,546 26,580,920
Universal Health Services, Inc. , Class B .... 3,461 620,973
58,221,707
Security
Shares
Shares Value
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc. ....... 8,996 $ 877,560
Healthpeak Properties, Inc. ............. 40,883 828,698
Ventas, Inc. ....................... 23,446 1,380,735
Welltower, Inc. ...................... 33,087 4,169,955
7,256,948
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.
(b)
............ 40,365 707,195
Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc. , Class A
(a)
................. 24,716 3,247,930
Booking Holdings, Inc. ................ 1,890 9,390,314
Caesars Entertainment, Inc.
(a)
........... 12,331 412,102
Carnival Corp.
(a)
..................... 57,962 1,444,413
Chipotle Mexican Grill, Inc.
(a)
............ 78,301 4,721,550
Darden Restaurants, Inc. .............. 6,832 1,275,466
Domino's Pizza, Inc. .................. 2,002 840,360
Expedia Group, Inc.
(a)
................. 7,064 1,316,235
Hilton Worldwide Holdings, Inc. .......... 13,919 3,440,220
Las Vegas Sands Corp.
(b)
.............. 19,931 1,023,656
Marriott International, Inc. , Class A ........ 13,170 3,673,640
McDonald's Corp. ................... 41,015 11,889,838
MGM Resorts International
(a) (b)
........... 13,378 463,548
Norwegian Cruise Line Holdings Ltd.
(a)
...... 24,763 637,152
Royal Caribbean Cruises Ltd. ........... 13,600 3,137,384
Starbucks Corp. ..................... 64,792 5,912,270
Wynn Resorts Ltd. ................... 5,334 459,577
Yum! Brands, Inc. ................... 15,997 2,146,157
55,431,812
Household Durables — 0.3%
DR Horton, Inc. ..................... 16,647 2,327,583
Garmin Ltd. ........................ 8,809 1,816,944
Lennar Corp. , Class A ................. 13,635 1,859,405
Mohawk Industries, Inc.
(a)
.............. 3,112 370,733
NVR, Inc.
(a)
........................ 174 1,423,129
PulteGroup, Inc. .................... 11,779 1,282,733
9,080,527
Household Products — 1.1%
Church & Dwight Co., Inc. .............. 13,884 1,453,794
Clorox Co. (The) .................... 7,159 1,162,693
Colgate-Palmolive Co.
(b)
............... 46,718 4,247,133
Kimberly-Clark Corp. ................. 19,041 2,495,133
Procter & Gamble Co. (The) ............ 134,595 22,564,852
31,923,605
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) .................... 39,344 506,357
Vistra Corp. ....................... 19,252 2,654,273
3,160,630
Industrial Conglomerates — 0.4%
3M Co. ........................... 31,093 4,013,795
Honeywell International, Inc. ............ 37,232 8,410,337
12,424,132
Industrial REITs — 0.2%
Prologis, Inc. ....................... 52,909 5,592,481
Insurance — 2.1%
Aflac, Inc. ......................... 28,547 2,952,902
Allstate Corp. (The) .................. 15,089 2,909,008
American International Group, Inc. ........ 35,616 2,592,845
Aon plc , Class A .................... 12,339 4,431,675
Arch Capital Group Ltd. ............... 21,408 1,977,029
Arthur J Gallagher & Co. ............... 14,263 4,048,553
Assurant, Inc. ...................... 2,934 625,588

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock S&P 500 Index V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Brown & Brown, Inc. .................. 13,441 $ 1,371,251
Chubb Ltd. ........................ 21,468 5,931,608
Cincinnati Financial Corp. .............. 8,896 1,278,355
Erie Indemnity Co. , Class A
(b)
............ 1,445 595,672
Everest Group Ltd. ................... 2,496 904,700
Globe Life, Inc. ..................... 4,807 536,077
Hartford Financial Services Group, Inc. (The) . 16,463 1,801,052
Loews Corp. ....................... 10,165 860,874
Marsh & McLennan Cos., Inc. ........... 28,113 5,971,482
MetLife, Inc. ....................... 33,210 2,719,235
Principal Financial Group, Inc. ........... 12,188 943,473
Progressive Corp. (The) ............... 33,486 8,023,581
Prudential Financial, Inc. ............... 20,455 2,424,531
Travelers Cos., Inc. (The) .............. 12,962 3,122,416
Willis Towers Watson plc ............... 5,770 1,807,395
WR Berkley Corp. ................... 17,072 999,053
58,828,355
Interactive Media & Services — 6.6%
Alphabet, Inc. , Class A ................ 333,620 63,154,266
Alphabet, Inc. , Class C ................ 271,740 51,750,165
Match Group, Inc.
(a)
.................. 14,300 467,753
Meta Platforms, Inc. , Class A ............ 124,472 72,879,601
188,251,785
IT Services — 1.1%
Accenture plc , Class A ................ 35,678 12,551,164
Akamai Technologies, Inc.
(a)
............. 8,730 835,024
Cognizant Technology Solutions Corp. , Class A 28,366 2,181,345
EPAM Systems, Inc.
(a)
................. 3,295 770,437
Gartner, Inc.
(a)
...................... 4,412 2,137,482
GoDaddy, Inc. , Class A
(a)
............... 7,987 1,576,394
International Business Machines Corp. ..... 52,667 11,577,787
VeriSign, Inc.
(a)
..................... 4,714 975,609
32,605,242
Leisure Products — 0.0%
Hasbro, Inc. ....................... 7,501 419,381
Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc. .............. 16,406 2,203,982
Bio-Techne Corp. .................... 9,220 664,117
Charles River Laboratories International, Inc.
(a)
3,000 553,800
Danaher Corp. ..................... 36,751 8,436,192
IQVIA Holdings, Inc.
(a)
................. 9,899 1,945,253
Mettler-Toledo International, Inc.
(a)
........ 1,196 1,463,521
Revvity, Inc. ....................... 7,082 790,422
Thermo Fisher Scientific, Inc. ............ 21,841 11,362,343
Waters Corp.
(a)
..................... 3,427 1,271,348
West Pharmaceutical Services, Inc. ....... 4,109 1,345,944
30,036,922
Machinery — 1.6%
Caterpillar, Inc. ..................... 27,567 10,000,205
Cummins, Inc. ...................... 7,822 2,726,749
Deere & Co. ....................... 14,528 6,155,514
Dover Corp. ....................... 7,811 1,465,344
Fortive Corp. ....................... 19,930 1,494,750
IDEX Corp. ........................ 4,331 906,435
Illinois Tool Works, Inc. ................ 15,421 3,910,149
Ingersoll Rand, Inc. .................. 23,058 2,085,827
Nordson Corp. ...................... 3,074 643,204
Otis Worldwide Corp. ................. 22,919 2,122,528
PACCAR, Inc. ...................... 30,104 3,131,418
Parker-Hannifin Corp. ................. 7,349 4,674,184
Pentair plc ........................ 9,415 947,526
Snap-on, Inc. ...................... 3,026 1,027,266
Security
Shares
Shares Value
Machinery (continued)
Stanley Black & Decker, Inc. ............ 8,679 $ 696,837
Westinghouse Air Brake Technologies Corp. .. 9,814 1,860,636
Xylem, Inc. ........................ 13,994 1,623,584
45,472,156
Media — 0.5%
Charter Communications, Inc. , Class A
(a)
.... 5,526 1,894,147
Comcast Corp. , Class A ............... 217,946 8,179,513
Fox Corp. , Class A
(b)
.................. 13,018 632,414
Fox Corp. , Class B ................... 7,481 342,181
Interpublic Group of Cos., Inc. (The) ....... 21,744 609,267
News Corp. , Class A .................. 22,114 609,020
News Corp. , Class B ................. 6,293 191,496
Omnicom Group, Inc.
(b)
................ 11,123 957,023
Paramount Global , Class B ............. 29,378 307,294
13,722,355
Metals & Mining — 0.3%
Freeport-McMoRan, Inc. ............... 81,906 3,118,980
Newmont Corp. ..................... 65,003 2,419,412
Nucor Corp. ....................... 13,560 1,582,588
Steel Dynamics, Inc. .................. 8,069 920,431
8,041,411
Multi-Utilities — 0.6%
Ameren Corp. ...................... 15,266 1,360,811
CenterPoint Energy, Inc.
(b)
.............. 37,431 1,187,686
CMS Energy Corp. ................... 17,263 1,150,579
Consolidated Edison, Inc. .............. 19,743 1,761,668
Dominion Energy, Inc. ................. 48,104 2,590,881
DTE Energy Co. .................... 11,816 1,426,782
NiSource, Inc. ...................... 24,119 886,614
Public Service Enterprise Group, Inc. ...... 28,428 2,401,882
Sempra .......................... 36,373 3,190,640
WEC Energy Group, Inc. ............... 18,238 1,715,101
17,672,644
Office REITs — 0.0%
BXP, Inc.
(b)
........................ 8,337 619,939
Oil, Gas & Consumable Fuels — 2.9%
APA Corp.
(b)
....................... 18,631 430,190
Chevron Corp. ...................... 95,427 13,821,647
ConocoPhillips ..................... 73,859 7,324,597
Coterra Energy, Inc. .................. 42,669 1,089,766
Devon Energy Corp. .................. 36,287 1,187,673
Diamondback Energy, Inc. .............. 10,419 1,706,945
EOG Resources, Inc. ................. 32,114 3,936,534
EQT Corp. ........................ 34,167 1,575,440
Exxon Mobil Corp. ................... 250,949 26,994,584
Hess Corp. ........................ 15,803 2,101,957
Kinder Morgan, Inc. .................. 110,822 3,036,523
Marathon Petroleum Corp. ............. 18,350 2,559,825
Occidental Petroleum Corp.
(b)
............ 38,406 1,897,640
ONEOK, Inc. ....................... 33,567 3,370,127
Phillips 66 ......................... 23,581 2,686,583
Targa Resources Corp. ................ 12,526 2,235,891
Texas Pacific Land Corp. ............... 1,082 1,196,649
Valero Energy Corp. .................. 18,318 2,245,604
Williams Cos., Inc. (The) ............... 69,693 3,771,785
83,169,960
Passenger Airlines — 0.2%
Delta Air Lines, Inc. .................. 36,664 2,218,172
Southwest Airlines Co.
(b)
............... 34,382 1,155,923
United Airlines Holdings, Inc.
(a)
........... 18,974 1,842,375
5,216,470

Schedule of Investments
(continued)
December 31, 2024
BlackRock S&P 500 Index V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) , Class A ..... 13,363 $ 1,001,958
Kenvue, Inc. ....................... 109,302 2,333,597
3,335,555
Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co. ............... 115,918 6,556,322
Eli Lilly & Co. ...................... 44,989 34,731,508
Johnson & Johnson .................. 137,436 19,875,994
Merck & Co., Inc. .................... 144,436 14,368,493
Pfizer, Inc. ........................ 323,998 8,595,667
Viatris, Inc. ........................ 68,232 849,489
Zoetis, Inc. , Class A .................. 25,904 4,220,539
89,198,012
Professional Services — 0.6%
Automatic Data Processing, Inc. .......... 23,316 6,825,293
Broadridge Financial Solutions, Inc.
(b)
...... 6,638 1,500,785
Dayforce, Inc.
(a) (b)
.................... 9,000 653,760
Equifax, Inc. ....................... 7,119 1,814,277
Jacobs Solutions, Inc. ................. 7,050 942,021
Leidos Holdings, Inc. ................. 7,563 1,089,526
Paychex, Inc. ...................... 18,376 2,576,683
Paycom Software, Inc. ................ 2,848 583,754
Verisk Analytics, Inc. .................. 8,099 2,230,708
18,216,807
Real Estate Management & Development — 0.1%
(a)
CBRE Group, Inc. , Class A ............. 17,222 2,261,077
CoStar Group, Inc. ................... 23,426 1,677,067
3,938,144
Residential REITs — 0.3%
AvalonBay Communities, Inc. ........... 8,098 1,781,317
Camden Property Trust ................ 6,219 721,653
Equity Residential ................... 19,359 1,389,202
Essex Property Trust, Inc. .............. 3,698 1,055,557
Invitation Homes, Inc. ................. 32,593 1,041,998
Mid-America Apartment Communities, Inc. ... 6,693 1,034,537
UDR, Inc. ......................... 17,047 740,010
7,764,274
Retail REITs — 0.3%
Federal Realty Investment Trust .......... 4,305 481,945
Kimco Realty Corp. .................. 37,586 880,640
Realty Income Corp. .................. 49,397 2,638,294
Regency Centers Corp. ............... 9,518 703,665
Simon Property Group, Inc. ............. 17,595 3,030,035
7,734,579
Semiconductors & Semiconductor Equipment — 11.4%
Advanced Micro Devices, Inc.
(a)
.......... 92,538 11,177,665
Analog Devices, Inc.
(b)
................ 28,364 6,026,216
Applied Materials, Inc. ................ 47,071 7,655,157
Broadcom, Inc. ..................... 266,147 61,703,521
Enphase Energy, Inc.
(a)
................ 7,844 538,726
First Solar, Inc.
(a)
.................... 6,196 1,091,983
Intel Corp. ........................ 243,547 4,883,117
KLA Corp. ......................... 7,686 4,843,102
Lam Research Corp. ................. 73,466 5,306,449
Microchip Technology, Inc. .............. 30,657 1,758,179
Micron Technology, Inc. ................ 63,399 5,335,660
Monolithic Power Systems, Inc. .......... 2,772 1,640,193
NVIDIA Corp.
(b)
..................... 1,400,599 188,086,440
NXP Semiconductors NV .............. 14,565 3,027,335
ON Semiconductor Corp.
(a)
............. 24,686 1,556,452
QUALCOMM, Inc. ................... 63,694 9,784,672
Skyworks Solutions, Inc.
(b)
.............. 9,134 810,003
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Teradyne, Inc. ...................... 9,097 $ 1,145,494
Texas Instruments, Inc. ................ 52,204 9,788,772
326,159,136
Software — 10.4%
Adobe, Inc.
(a)
....................... 25,134 11,176,587
ANSYS, Inc.
(a)
...................... 5,028 1,696,095
Autodesk, Inc.
(a)
..................... 12,318 3,640,831
Cadence Design Systems, Inc.
(a)
......... 15,642 4,699,795
Crowdstrike Holdings, Inc. , Class A
(a)
....... 13,184 4,511,037
Fair Isaac Corp.
(a)
.................... 1,408 2,803,230
Fortinet, Inc.
(a)
...................... 36,179 3,418,192
Gen Digital, Inc. ..................... 30,862 845,002
Intuit, Inc. ......................... 15,983 10,045,316
Microsoft Corp.
(b)
.................... 424,512 178,931,808
Oracle Corp. ....................... 91,390 15,229,230
Palantir Technologies, Inc. , Class A
(a)
...... 115,140 8,708,038
Palo Alto Networks, Inc.
(a)
.............. 37,028 6,737,615
PTC, Inc.
(a)
........................ 6,909 1,270,358
Roper Technologies, Inc. ............... 6,126 3,184,601
Salesforce, Inc. ..................... 54,585 18,249,403
ServiceNow, Inc.
(a)
................... 11,778 12,486,093
Synopsys, Inc.
(a)
.................... 8,788 4,265,344
Tyler Technologies, Inc.
(a)
.............. 2,444 1,409,308
Workday, Inc. , Class A
(a)
............... 12,162 3,138,161
296,446,044
Specialized REITs — 0.9%
American Tower Corp. ................ 26,648 4,887,510
Crown Castle, Inc. ................... 24,797 2,250,576
Digital Realty Trust, Inc. ............... 17,673 3,133,953
Equinix, Inc. ....................... 5,429 5,118,950
Extra Space Storage, Inc. .............. 12,153 1,818,089
Iron Mountain, Inc. ................... 16,881 1,774,362
Public Storage ...................... 9,039 2,706,638
SBA Communications Corp. ............ 6,097 1,242,568
VICI Properties, Inc. .................. 59,711 1,744,158
Weyerhaeuser Co. ................... 41,734 1,174,812
25,851,616
Specialty Retail — 1.8%
AutoZone, Inc.
(a)
.................... 965 3,089,930
Best Buy Co., Inc. ................... 11,147 956,412
CarMax, Inc.
(a)
...................... 8,884 726,356
Home Depot, Inc. (The) ............... 56,696 22,054,177
Lowe's Cos., Inc. .................... 32,391 7,994,099
O'Reilly Automotive, Inc.
(a)
.............. 3,310 3,924,998
Ross Stores, Inc. .................... 19,122 2,892,585
TJX Cos., Inc. (The) .................. 64,617 7,806,380
Tractor Supply Co.
(b)
.................. 30,880 1,638,493
Ulta Beauty, Inc.
(a)
................... 2,684 1,167,352
52,250,782
Technology Hardware, Storage & Peripherals — 7.9%
Apple, Inc. ........................ 863,074 216,130,991
Dell Technologies, Inc. , Class C .......... 16,437 1,894,200
Hewlett Packard Enterprise Co. .......... 74,079 1,581,587
HP, Inc. .......................... 55,921 1,824,702
NetApp, Inc. ....................... 11,823 1,372,414
Seagate Technology Holdings plc
(b)
........ 11,429 986,437
Super Micro Computer, Inc.
(a)
............ 29,000 883,920
Western Digital Corp.
(a)
................ 18,592 1,108,641
225,782,892
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.
(a)
............... 8,683 1,763,430
Lululemon Athletica, Inc.
(a)
.............. 6,449 2,466,162

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock S&P 500 Index V.I. Fund
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
NIKE, Inc. , Class B .................. 67,980 $ 5,144,047
Ralph Lauren Corp. , Class A ............ 2,251 519,936
Tapestry, Inc. ....................... 13,402 875,553
10,769,128
Tobacco — 0.6%
Altria Group, Inc. .................... 96,769 5,060,051
Philip Morris International, Inc. ........... 88,897 10,698,754
15,758,805
Trading Companies & Distributors — 0.3%
Fastenal Co. ....................... 32,689 2,350,666
United Rentals, Inc. .................. 3,747 2,639,537
WW Grainger, Inc. ................... 2,547 2,684,665
7,674,868
Water Utilities — 0.0%
American Water Works Co., Inc. .......... 11,220 1,396,778
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. .................... 27,830 6,142,916
Total Long-Term Investments — 99 .7%
(Cost: $ 936,955,664 ) .............................. 2,843,768,274
Short-Term Securities
Money Market Funds — 7.7%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.63%
(e)
.................. 210,802,099 210,907,500
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.36% .................... 8,117,033 8,117,033
Total Short-Term Securities — 7 .7%
(Cost: $ 219,024,533 ) .............................. 219,024,533
Total Investments — 107 .4%
(Cost: $ 1,155,980,197 ) ............................ 3,062,792,807
Liabilities in Excess of Other Assets — (7.4) % ............. (212,119,173)
Net Assets — 100.0% ...............................
$ 2,850,673,634
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
December 31, 2024
BlackRock S&P 500 Index V.I. Fund
Schedule of Investments
9
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
Shares
Held at
12/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 210,882,951
(a)
$ — $ 24,549 $ — $ 210,907,500 210,802,099 $ 136,738
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 7,346,814 770,219
(a)
— — — 8,117,033 8,117,033 391,183 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 52,327,632 — (52,313,649)
(a)
(12,865) (1,118) — — — —
BlackRock, Inc. .......... 6,841,039 360,043 (406,566) 318,513 1,407,686 8,520,715 8,312 167,015 —
$ 330,197 $ 1,406,568 $ 227,545,248 $ 694,936 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock S&P 500 Index V.I. Fund
10
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 31 03/21/25 $ 9,200 $ (269,176)
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 269,176 $ — $ — $ — $ 269,176
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended December 31, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 1,749,033 $ — $ — $ — $ 1,749,033
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (492,978) $ — $ — $ — $ (492,978)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 10,063,757
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,843,768,274 $ — $ — $ 2,843,768,274
Short-Term Securities
Money Market Funds ...................................... 219,024,533 — — 219,024,533
$ 3,062,792,807 $ — $ — $ 3,062,792,807

Schedule of Investments
(continued)
December 31, 2024
BlackRock S&P 500 Index V.I. Fund
Schedule of Investments
11
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (269,176) $ — $ — $ (269,176)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities

December 31, 2024
2024
BlackRock Annual Financial Statements and Additional Information
12
BlackRock S&P
500 Index V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 2,835,247,559
Investments, at value — affiliated
(c)
.......................................................................................... 227,545,248
Cash ............................................................................................................. 15,284
Cash pledged: –
Futures contracts .................................................................................................... 586,000
Foreign currency, at value
(d)
............................................................................................... 91
Receivables: –
Securities lending income — affiliated ...................................................................................... 11,795
Capital shares sold ................................................................................................... 876,704
Dividends — unaffiliated ............................................................................................... 1,744,922
Dividends — affiliated ................................................................................................. 40,449
Prepaid e xpenses ..................................................................................................... 22,103
Total a ssets .........................................................................................................
3,066,090,155
LIABILITIES
Collateral on securities loaned ............................................................................................. 211,007,115
Payables: –
Capital shares redeemed ............................................................................................... 3,196,855
Distribution fees ..................................................................................................... 50,698
Interest expense .................................................................................................... 3,560
Investment advisory fees .............................................................................................. 172,574
Directors' and Officer's fees ............................................................................................. 3,157
Professional fees .................................................................................................... 72,696
Transfer agent fees .................................................................................................. 581,112
Variation margin on futures contracts ....................................................................................... 33,532
Other accrued expenses ............................................................................................... 295,222
Total li abilities ........................................................................................................
215,416,521
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 2,850,673,634
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 936,195,983
Accumulated earnings .................................................................................................. 1,914,477,651
NET ASSETS ........................................................................................................
$ 2,850,673,634
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 933,663,663
(b)
  Securities loaned, at value ...................................................................................... $ 204,025,083
(c)
  Investments, at cost — affiliated ................................................................................... $ 222,316,534
(d)
  Foreign currency, at cost ....................................................................................... $ 101
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2024
13
Statement of Assets and Liabilities
See notes to financial statements.
BlackRock S&P
500 Index V.I.
Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 2,580,180,338
Shares outstanding ...................................................................................................
73,590,881
Net asset value .....................................................................................................
$ 35.06
Shares authorized ...................................................................................................
300 million
Par value ......................................................................................................... $ 0.10
Class II
Net assets .........................................................................................................
$ 16,475,344
Shares outstanding ...................................................................................................
476,899
Net asset value .....................................................................................................
$ 34.55
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 254,017,952
Shares outstanding ...................................................................................................
7,343,470
Net asset value .....................................................................................................
$ 34.59
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10

Statement of Operations

Year Ended December 31, 2024
2024
BlackRock Annual Financial Statements and Additional Information
14
BlackRock S&P
500 Index V.I.
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 36,435,055
Dividends — affiliated ................................................................................................. 558,198
Interest — unaffiliated ................................................................................................. 25,901
Securities lending income — affiliated — net ................................................................................. 136,738
Foreign taxes withheld ................................................................................................ (10,262)
Total investment income .................................................................................................
37,145,630
EXPENSES
Investment advisory .................................................................................................. 1,882,435
Transfer agent — class specific .......................................................................................... 1,336,027
Distribution — class specific ............................................................................................ 634,967
Accounting services .................................................................................................. 169,188
Professional ....................................................................................................... 147,637
Printing and postage ................................................................................................. 112,777
Custodian ......................................................................................................... 31,340
Directors and Officer ................................................................................................. 30,373
Transfer agent ...................................................................................................... 29,879
Miscellaneous ...................................................................................................... 19,666
Total expenses excluding interest expense .....................................................................................
4,394,289
Interest expense .................................................................................................... 6,094
Total expenses .......................................................................................................
4,400,383
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (5,806)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (11,329)
Total expenses after fees waived and/or reimbursed ..............................................................................
4,383,248
Net investment income ..................................................................................................
32,762,382
REALIZED AND UNREALIZED GAIN (LOSS) $ 554,148,902
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 127,402,675
Investments — affiliated ............................................................................................. 330,197
Foreign currency transactions ......................................................................................... (146)
Futures contracts .................................................................................................. 1,749,033
A
129,481,759
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 423,753,564
Investments — affiliated ............................................................................................. 1,406,568
Foreign currency translations .......................................................................................... (11)
Futures contracts .................................................................................................. (492,978)
A
424,667,143
Net realized and unrealized gain ...........................................................................................
554,148,902
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 586,911,284
See notes to financial statements.

Statements of Changes in Net Assets
15
Statements of Changes in Net Assets
BlackRock S&P 500 Index V.I. Fund
Year Ended
12/31/24
Year Ended
12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 32,762,382  $ 31,487,830
Net realized gain .................................................................................. 129,481,759  94,283,172
Net change in unrealized appreciation (depreciation) .......................................................... 424,667,143  377,753,856
Net increase in net assets resulting from operations ............................................................. 586,911,284  503,524,858
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ (136,243,173) (107,049,877)
Class II ....................................................................................... (859,334) (631,060)
Class III ....................................................................................... (13,186,088) (10,864,656)
Decrease in net assets resulting from distributions to shareholders ................................................... (150,288,595) (118,545,593)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... (1,243,201) 113,028,439
NET ASSETS
Total increase in net assets ............................................................................. 435,379,488  498,007,704
Beginning of year .................................................................................... 2,415,294,146  1,917,286,442
End of year ........................................................................................
$ 2,850,673,634  $ 2,415,294,146
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information
16
BlackRock S&P 500 Index V.I. Fund
Class I
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of year ..............................
$ 29.60  $ 24.68  $ 32.25  $ 27.28  $ 24.94
Net investment income
(a)
....................................
0 .42  0 .42  0 .41  0 .40  0 .43
Net realized and unrealized gain (loss) ...........................
6 .97  6 .03  ( 6 .28 ) 7 .28  4 .05
Net increase (decrease) from investment operations ................... 7.39  6.45  (5.87) 7.68  4.48
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .45 ) ( 0 .39 ) ( 0 .42 ) ( 0 .41 ) ( 0 .46 )
From net realized gain ...................................... ( 1 .48 ) ( 1 .14 ) ( 1 .28 ) ( 2 .30 ) ( 1 .68 )
Total distributions ........................................... (1.93) (1.53) (1.70) (2.71) (2.14)
Net asset value, end of year .................................. $ 35.06  $ 29.60  $ 24.68  $ 32.25  $ 27.28
Total Return
(c)
Based on net asset value ..................................... 24.83% 26.22% (18.23)% 28.53% 18.24%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
0.14% 0.13% 0.14% 0.14% 0.16%
Total expenses after fees waived and/or reimbursed ...................
0.14% 0.13% 0.14% 0.14% 0.15%
Net investment income ......................................
1.24% 1.52% 1.48% 1.28% 1.73%
Supplemental Data
Net assets, end of year (000) ................................... $ 2,580,180  $ 2,183,297  $ 1,704,055  $ 2,218,337  $ 1,857,885
Portfolio turnover rate ........................................ 2% 7% 2% 3% 4%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
17
Financial Highlights
BlackRock S&P 500 Index V.I. Fund
Class II
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of year ..............................
$ 29.19  $ 24.36  $ 31.86  $ 26.98  $ 24.70
Net investment income
(a)
....................................
0 .36  0 .37  0 .37  0 .35  0 .39
Net realized and unrealized gain (loss) ...........................
6 .88  5 .95  ( 6 .21 ) 7 .20  3 .99
Net increase (decrease) from investment operations ................... 7.24  6.32  (5.84) 7.55  4.38
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .40 ) ( 0 .35 ) ( 0 .38 ) ( 0 .37 ) ( 0 .42 )
From net realized gain ...................................... ( 1 .48 ) ( 1 .14 ) ( 1 .28 ) ( 2 .30 ) ( 1 .68 )
Total distributions ........................................... (1.88) (1.49) (1.66) (2.67) (2.10)
Net asset value, end of year .................................. $ 34.55  $ 29.19  $ 24.36  $ 31.86  $ 26.98
Total Return
(c)
Based on net asset value ..................................... 24.68% 26.02% (18.36)% 28.34% 18.03%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
0.29% 0.29% 0.29% 0.29% 0.31%
Total expenses after fees waived and/or reimbursed ...................
0.29% 0.29% 0.29% 0.29% 0.30%
Net investment income ......................................
1.09% 1.37% 1.33% 1.13% 1.60%
Supplemental Data
Net assets, end of year (000) ................................... $ 16,475  $ 13,433  $ 10,411  $ 11,633  $ 9,215
Portfolio turnover rate ........................................ 2% 7% 2% 3% 4%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information
18
BlackRock S&P 500 Index V.I. Fund
Class III
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of year ..............................
$ 29.23  $ 24.39  $ 31.88  $ 26.99  $ 24.70
Net investment income
(a)
....................................
0 .33  0 .35  0 .34  0 .31  0 .36
Net realized and unrealized gain (loss) ...........................
6 .87  5 .95  ( 6 .21 ) 7 .21  4 .00
Net increase (decrease) from investment operations ................... 7.20  6.30  (5.87) 7.52  4.36
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .36 ) ( 0 .32 ) ( 0 .34 ) ( 0 .33 ) ( 0 .39 )
From net realized gain ...................................... ( 1 .48 ) ( 1 .14 ) ( 1 .28 ) ( 2 .30 ) ( 1 .68 )
Total distributions ........................................... (1.84) (1.46) (1.62) (2.63) (2.07)
Net asset value, end of year .................................. $ 34.59  $ 29.23  $ 24.39  $ 31.88  $ 26.99
Total Return
(c)
Based on net asset value ..................................... 24.52% 25.90% (18.42)% 28.23% 17.92%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
0.39% 0.39% 0.39% 0.39% 0.41%
Total expenses after fees waived and/or reimbursed ...................
0.39% 0.38% 0.39% 0.39% 0.40%
Net investment income ......................................
0.99% 1.27% 1.23% 1.03% 1.49%
Supplemental Data
Net assets, end of year (000) ................................... $ 254,018  $ 218,564  $ 202,820  $ 281,094  $ 269,805
Portfolio turnover rate ........................................ 2% 7% 2% 3% 4%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Notes to Financial Statements
19
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock S&P 500 Index
V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III
Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2024 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
20
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or results of operations.
The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange ("NYSE"). Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(continued)
21
Notes to Financial Statements
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s  Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Barclays Capital, Inc. .............................. $ 1,591,666 $ (1,591,666) $ — $ —
Citigroup Global Markets, Inc. ........................ 5,377,501 (5,377,501) — —
Goldman Sachs & Co. LLC .......................... 188,459,669 (188,459,669) — —
J.P. Morgan Securities LLC .......................... 7,772,895 (7,772,895) — —
State Street Bank & Trust Co. ........................ 823,352 (823,352) — —
$ 204,025,083 $ (204,025,083) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
22
difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.07% of the average daily value of the Fund’s net assets.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees . The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2024, the following table shows the class specific distribution fees borne directly by each share class of the Fund:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific  in the Statement of Operations. For the year ended December 31, 2024 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year  ended December 31, 2024 , the amount waived was $ 5,806 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2024, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
Share Class Distribution Fees
Class II ............................................................................................................... 0 .15%
Class III ............................................................................................................... 0 .25
Share Class
Distribution
Fees
Class II ......................................................................................................... $ 22,804
Class III ......................................................................................................... 612,163
$ 634,967
Class I Class II Class III Total
Transfer agent fees - class specific ....................................................... $ 1,202,405 $ 7,885 $ 125,737 $ 1,336,027
Class I ................................................................................................................
0 .05%
Class II ...............................................................................................................
0 .05
Class III ...............................................................................................................
0 .05

Notes to Financial Statements
(continued)
23
Notes to Financial Statements
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager — class specific in the Statement of Operations. For the year ended December 31, 2024, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2024, there were no fees waived and/
or reimbursed by the Manager pursuant to this agreement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2024, the Fund paid BIM $28,708 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2024, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the  Company  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors  and Officer in the Statement of Operations.
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 7,741
Class II ...................................................................................................... 284
Class III ...................................................................................................... 3,304
$ 11,329
Class I Class II Class III
Expense Limitations ................................................................. 0 .15% 0 .30% 0 .40%

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
24
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors . For the year  ended December 31, 2024 , the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended December 31, 2024, purchases and sales of investments, excluding short-term securities, were $57,821,693 and $179,340,966, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund's NAV.
The tax character of distributions paid was as follows:
As of December 31, 2024, the tax components of accumulated earnings (loss) were as follows:
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts and the characterization of corporate actions.
As of December 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2024, the Fund did not borrow under the credit agreement.
Purchases ............................................................................................................... $ 24,209,323
Sales ................................................................................................................... 26,131,107
Net Realized Gain .......................................................................................................... 13,787,282
Fund Name
Year Ended
12/31/24
Year Ended
12/31/23
BlackRock S&P 500 Index V.I. Fund
Ordinary income ...................................................................................... $ 35,224,905 $ 29,947,642
Long-term capital gains ................................................................................. 115,063,690 88,597,951
$ 150,288,595 $ 118,545,593
Fund Name
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Net Unrealized
Gains (Losses)
(a)
Total
BlackRock S&P 500 Index V.I. Fund ............................................ $ 687,613 $ 27,017,712 $ 1,886,772,326 $ 1,914,477,651
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock S&P 500 Index V.I. Fund ..................................... $ 1,175,998,280 $ 1,924,842,137 $ (38,069,800) $ 1,886,772,337

Notes to Financial Statements
(continued)
25
Notes to Financial Statements
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Manager uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
26
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
As of December 31, 2024, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 437 Class III Shares of the Fund.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/24
Year Ended
12/31/23
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock S&P 500 Index V.I. Fund
Class I
Shares sold .............................................
3,102,079 $ 104,694,619 7,663,366 $ 209,398,606
Shares issued in reinvestment of distributions ........................
3,784,624 136,243,173 3,658,210 107,049,876
Shares redeemed .........................................
(7,065,794) (238,407,955) (6,592,755) (181,749,804)
(179,091) $ 2,529,837 4,728,821 $ 134,698,678
Class II
Shares sold .............................................
68,035 $ 2,284,069 57,761 $ 1,557,581
Shares issued in reinvestment of distributions ........................
24,229 859,334 21,864 631,060
Shares redeemed .........................................
(75,559) (2,543,748) (46,786) (1,239,128)
16,705 $ 599,655 32,839 $ 949,513
Class III
Shares sold .............................................
1,320,866 $ 43,694,439 1,319,667 $ 36,005,671
Shares issued in reinvestment of distributions ........................
371,425 13,185,282 375,946 10,864,021
Shares redeemed .........................................
(1,827,324) (61,252,414) (2,532,573) (69,489,444)
(135,033) $ (4,372,693) (836,960) $ (22,619,752)
(297,419) $ (1,243,201) 3,924,700 $ 113,028,439

Report of Independent Registered Public Accounting Firm
27
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock S&P 500 Index V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock S&P 500 Index V.I. Fund of BlackRock Variable Series Funds, Inc. (the “Fund”), including the schedule of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2024, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 17, 2025
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in these Financial Statements
2024
BlackRock Annual Financial Statements and Additional Information
28
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
REIT Real Estate Investment Trust

December 31, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Annual Financial
Statements and Additional
Information
BlackRock Variable Series Funds, Inc.
BlackRock Small Cap Index V.I. Fund

Derivative Financial Instruments
2024
BlackRock Annual Financial Statements and Additional Information
2
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
December 31, 2024
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.4%
AAR Corp.
(a)
....................... 4,358 $ 267,058
AeroVironment, Inc.
(a)
................. 3,481 535,691
AerSale Corp.
(a) (b)
.................... 4,272 26,914
Archer Aviation, Inc. , Class A
(a)
........... 29,459 287,225
Astronics Corp.
(a) (b)
................... 3,641 58,110
Byrna Technologies, Inc.
(a)
.............. 2,178 62,748
Cadre Holdings, Inc. .................. 3,266 105,492
Ducommun, Inc.
(a)
................... 1,777 113,124
Eve Holding, Inc.
(a) (b)
.................. 6,076 33,053
Intuitive Machines, Inc. , Class A
(a)
......... 3,625 65,830
Kratos Defense & Security Solutions, Inc.
(a) (b)
. 18,236 481,066
Leonardo DRS, Inc.
(a)
................. 9,195 297,090
Mercury Systems, Inc.
(a)
............... 6,443 270,606
Moog, Inc. , Class A .................. 3,532 695,239
National Presto Industries, Inc. ........... 663 65,253
Park Aerospace Corp. ................. 1,835 26,883
Redwire Corp.
(a) (b)
.................... 2,820 46,417
Rocket Lab USA, Inc.
(a) (b)
............... 43,306 1,103,004
Triumph Group, Inc.
(a)
................. 8,983 167,623
V2X, Inc.
(a)
........................ 1,752 83,798
Virgin Galactic Holdings, Inc.
(a)
........... 3,656 21,497
VirTra, Inc.
(a) (b)
...................... 1,315 8,876
4,822,597
Air Freight & Logistics — 0.2%
Air Transport Services Group, Inc.
(a)
....... 6,274 137,903
Forward Air Corp.
(a) (b)
................. 3,164 102,039
Hub Group, Inc. , Class A ............... 7,633 340,126
Radiant Logistics, Inc.
(a)
............... 4,387 29,393
609,461
Automobile Components — 1.1%
Adient plc
(a)
........................ 11,181 192,649
American Axle & Manufacturing Holdings, Inc.
(a)
14,354 83,684
Cooper-Standard Holdings, Inc.
(a)
......... 2,110 28,612
Dana, Inc. ......................... 15,891 183,700
Dorman Products, Inc.
(a)
............... 3,234 418,965
Fox Factory Holding Corp.
(a)
............. 5,326 161,218
Gentherm, Inc.
(a) (b)
................... 3,894 155,468
Goodyear Tire & Rubber Co. (The)
(a)
....... 35,870 322,830
Holley, Inc.
(a)
....................... 5,818 17,570
LCI Industries
(b)
..................... 3,065 316,890
Luminar Technologies, Inc. , Class A
(a)
...... 2,806 15,096
Modine Manufacturing Co.
(a) (b)
........... 6,410 743,111
Patrick Industries, Inc.
(b)
............... 4,015 333,566
Phinia, Inc. ........................ 5,212 251,062
Solid Power, Inc. , Class A
(a) (b)
............ 19,650 37,139
Standard Motor Products, Inc. ........... 2,464 76,335
Stoneridge, Inc.
(a)
.................... 3,064 19,211
Visteon Corp.
(a)
..................... 3,447 305,818
XPEL, Inc.
(a) (b) (c)
..................... 3,166 126,450
3,789,374
Automobiles — 0.1%
Canoo, Inc. , Class A
(a)
................. 378 533
Livewire Group, Inc.
(a) (b)
................ 2,321 11,164
Winnebago Industries, Inc. ............. 3,458 165,223
176,920
Banks — 10.2%
1st Source Corp. .................... 2,205 128,728
ACNB Corp.
(b)
...................... 981 39,073
Amalgamated Financial Corp.
(b)
.......... 2,379 79,625
Amerant Bancorp, Inc. , Class A
(b)
......... 4,430 99,276
Ameris Bancorp ..................... 8,099 506,754
Security
Shares
Shares Value
Banks (continued)
Ames National Corp.
(b)
................ 1,111 $ 18,254
Arrow Financial Corp. ................. 1,959 56,243
Associated Banc-Corp.
(b)
............... 20,273 484,525
Atlantic Union Bankshares Corp.
(b)
........ 10,838 410,543
Axos Financial, Inc.
(a)
................. 6,864 479,450
Banc of California, Inc. ................ 17,173 265,495
BancFirst Corp. ..................... 2,480 290,606
Bancorp, Inc. (The)
(a)
................. 5,904 310,728
Bank First Corp. .................... 1,255 124,358
Bank of Hawaii Corp. ................. 4,726 336,680
Bank of Marin Bancorp ................ 2,055 48,847
Bank of NT Butterfield & Son Ltd. (The) ..... 5,471 199,965
Bank7 Corp. ....................... 407 18,991
BankUnited, Inc. .................... 9,013 344,026
Bankwell Financial Group, Inc. ........... 1,001 31,181
Banner Corp. ...................... 4,086 272,822
Bar Harbor Bankshares ............... 1,956 59,814
BayCom Corp. ..................... 1,492 40,045
BCB Bancorp, Inc. ................... 2,193 25,965
Berkshire Hills Bancorp, Inc. ............ 5,072 144,197
Blue Foundry Bancorp
(a) (b)
.............. 2,123 20,827
Bridgewater Bancshares, Inc.
(a)
.......... 2,303 31,114
Brookline Bancorp, Inc. ................ 10,942 129,116
Burke & Herbert Financial Services Corp. ... 1,721 107,322
Business First Bancshares, Inc. .......... 3,118 80,133
Byline Bancorp, Inc. .................. 3,956 114,724
Cadence Bank ..................... 19,124 658,822
California Bancorp
(a)
.................. 3,023 50,000
Camden National Corp. ............... 1,805 77,146
Capital Bancorp, Inc. ................. 1,075 30,638
Capital City Bank Group, Inc. ............ 1,779 65,200
Capitol Federal Financial, Inc. ........... 15,065 89,034
Carter Bankshares, Inc.
(a)
.............. 3,079 54,160
Cathay General Bancorp ............... 8,518 405,542
Central Pacific Financial Corp. ........... 3,251 94,442
Chemung Financial Corp. .............. 440 21,476
ChoiceOne Financial Services, Inc.
(b)
....... 1,129 40,238
Citizens & Northern Corp. .............. 1,779 33,089
Citizens Financial Services, Inc.
(b)
......... 491 31,085
City Holding Co.
(b)
................... 1,731 205,089
Civista Bancshares, Inc. ............... 1,975 41,554
CNB Financial Corp. .................. 2,895 71,970
Coastal Financial Corp.
(a) (b)
............. 1,533 130,167
Colony Bankcorp, Inc. ................ 1,900 30,666
Columbia Financial, Inc.
(a)
.............. 3,235 51,145
Community Financial System, Inc. ........ 6,481 399,748
Community Trust Bancorp, Inc. .......... 2,021 107,174
Community West Bancshares ........... 2,248 43,544
ConnectOne Bancorp, Inc. ............. 4,427 101,423
CrossFirst Bankshares, Inc.
(a) (b)
.......... 5,711 86,522
Customers Bancorp, Inc.
(a)
.............. 3,723 181,236
CVB Financial Corp.
(b)
................. 16,648 356,434
Dime Community Bancshares, Inc. ........ 4,384 134,742
Eagle Bancorp, Inc. .................. 3,499 91,079
Eastern Bankshares, Inc. .............. 24,040 414,690
Enterprise Bancorp, Inc. ............... 1,148 45,392
Enterprise Financial Services Corp.
(b)
...... 4,694 264,742
Equity Bancshares, Inc. , Class A ......... 1,903 80,725
Esquire Financial Holdings, Inc. .......... 818 65,031
ESSA Bancorp, Inc.
(b)
................. 1,030 20,085
Farmers & Merchants Bancorp, Inc. ....... 1,698 50,006
Farmers National Banc Corp. ............ 4,586 65,213
FB Financial Corp.
(b)
.................. 4,546 234,164
Fidelity D&D Bancorp, Inc. .............. 564 27,523
Financial Institutions, Inc. .............. 1,965 53,625

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Small Cap Index V.I. Fund
4
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
First Bancorp ...................... 19,804 $ 368,156
First Bancorp
(b)
..................... 4,766 209,561
First Bancorp, Inc. (The) ............... 1,391 38,044
First Bancshares, Inc. (The)
(b)
........... 3,926 137,410
First Bank ......................... 2,963 41,689
First Busey Corp. .................... 6,403 150,919
First Business Financial Services, Inc. ...... 1,154 53,419
First Commonwealth Financial Corp. ....... 12,700 214,884
First Community Bankshares, Inc. ........ 2,268 94,440
First Financial Bancorp ................ 11,856 318,689
First Financial Bankshares, Inc. .......... 16,202 584,082
First Financial Corp. .................. 1,546 71,410
First Financial Northwest, Inc. ........... 900 19,530
First Foundation, Inc. ................. 7,998 49,668
First Internet Bancorp ................. 1,061 38,185
First Interstate BancSystem, Inc. , Class A ... 10,166 330,090
First Merchants Corp. ................. 7,555 301,369
First Mid Bancshares, Inc. .............. 2,954 108,766
First of Long Island Corp. (The) .......... 3,385 39,537
First Western Financial, Inc.
(a) (b)
.......... 917 17,927
Five Star Bancorp ................... 2,233 67,191
Flagstar Financial, Inc. ................ 31,930 297,907
Flushing Financial Corp. ............... 3,731 53,279
FS Bancorp, Inc. .................... 752 30,877
Fulton Financial Corp.
(b)
............... 21,045 405,748
FVCBankcorp, Inc.
(a)
.................. 1,733 21,784
German American Bancorp, Inc.
(b)
......... 3,734 150,181
Glacier Bancorp, Inc.
(b)
................ 14,214 713,827
Great Southern Bancorp, Inc. ............ 1,039 62,028
Greene County Bancorp, Inc. ............ 786 21,788
Guaranty Bancshares, Inc. ............. 1,095 37,887
Hancock Whitney Corp.
(b)
.............. 10,899 596,393
Hanmi Financial Corp. ................ 3,597 84,961
HarborOne Bancorp, Inc. .............. 4,474 52,927
HBT Financial, Inc. ................... 1,855 40,625
Heartland Financial USA, Inc. ........... 5,293 324,487
Heritage Commerce Corp. .............. 7,031 65,951
Heritage Financial Corp. ............... 4,119 100,915
Hilltop Holdings, Inc.
(b)
................ 5,966 170,807
Hingham Institution for Savings (The) ...... 194 49,303
Home Bancorp, Inc. .................. 1,076 49,722
Home BancShares, Inc. ............... 23,444 663,465
HomeStreet, Inc.
(a)
................... 2,431 27,762
HomeTrust Bancshares, Inc. ............ 2,070 69,718
Hope Bancorp, Inc. .................. 13,842 170,118
Horizon Bancorp, Inc.
(b)
................ 5,512 88,798
Independent Bank Corp. ............... 2,624 91,394
Independent Bank Corp.
(b)
.............. 5,145 330,257
Independent Bank Group, Inc.
(b)
.......... 4,481 271,862
International Bancshares Corp.
(b)
......... 6,778 428,098
Investar Holding Corp. ................ 1,277 28,043
John Marshall Bancorp, Inc. ............ 1,610 32,329
Kearny Financial Corp. ................ 7,196 50,948
Lakeland Financial Corp.
(b)
............. 3,039 208,962
LCNB Corp. ....................... 1,811 27,400
LINKBANCORP, Inc. ................. 2,602 19,463
Live Oak Bancshares, Inc. .............. 4,442 175,681
Mercantile Bank Corp. ................ 2,049 91,160
Metrocity Bankshares, Inc.
(b)
............ 2,420 77,319
Metropolitan Bank Holding Corp.
(a)
........ 1,301 75,978
Mid Penn Bancorp, Inc. ................ 1,833 52,864
Middlefield Banc Corp. ................ 888 24,908
Midland States Bancorp, Inc. ............ 2,729 66,588
MidWestOne Financial Group, Inc. ........ 2,271 66,132
MVB Financial Corp. ................. 1,668 34,528
Security
Shares
Shares Value
Banks (continued)
National Bank Holdings Corp. , Class A ..... 4,543 $ 195,622
National Bankshares, Inc. .............. 704 20,212
NB Bancorp, Inc.
(a) (b)
.................. 5,087 91,871
NBT Bancorp, Inc.
(b)
.................. 5,779 276,005
Nicolet Bankshares, Inc.
(b)
.............. 1,635 171,528
Northeast Bank ..................... 817 74,943
Northeast Community Bancorp, Inc. ....... 1,375 33,633
Northfield Bancorp, Inc.
(b)
.............. 5,107 59,343
Northrim Bancorp, Inc. ................ 711 55,415
Northwest Bancshares, Inc. ............. 16,000 211,040
Norwood Financial Corp. ............... 849 23,097
Oak Valley Bancorp .................. 678 19,831
OceanFirst Financial Corp. ............. 7,192 130,175
OFG Bancorp ...................... 5,464 231,236
Old National Bancorp
(b)
................ 39,215 851,162
Old Second Bancorp, Inc. .............. 5,507 97,914
Orange County Bancorp, Inc.
(b)
........... 601 33,398
Origin Bancorp, Inc. .................. 3,591 119,544
Orrstown Financial Services, Inc. ......... 2,419 88,560
Pacific Premier Bancorp, Inc. ............ 11,705 291,689
Park National Corp.
(b)
................. 1,821 312,174
Parke Bancorp, Inc. .................. 1,688 34,621
Pathward Financial, Inc.
(b)
.............. 3,082 226,774
PCB Bancorp ...................... 1,351 27,344
Peapack-Gladstone Financial Corp. ....... 2,316 74,228
Peoples Bancorp of North Carolina, Inc. .... 608 19,000
Peoples Bancorp, Inc. ................ 4,312 136,647
Peoples Financial Services Corp. ......... 1,182 60,495
Pioneer Bancorp, Inc.
(a)
................ 1,483 17,084
Plumas Bancorp .................... 613 28,970
Ponce Financial Group, Inc.
(a)
........... 2,558 33,254
Preferred Bank ..................... 1,061 91,649
Premier Financial Corp. ............... 4,558 116,548
Primis Financial Corp. ................. 2,525 29,441
Princeton Bancorp, Inc. ................ 601 20,692
Provident Bancorp, Inc.
(a)
.............. 1,943 22,150
Provident Financial Services, Inc. ......... 14,883 280,842
QCR Holdings, Inc. .................. 2,102 169,505
RBB Bancorp ...................... 2,165 44,361
Red River Bancshares, Inc. ............. 655 35,357
Renasant Corp. ..................... 7,376 263,692
Republic Bancorp, Inc. , Class A .......... 1,050 73,364
S&T Bancorp, Inc. ................... 4,785 182,883
Sandy Spring Bancorp, Inc. ............. 5,591 188,473
Seacoast Banking Corp. of Florida ........ 10,607 292,011
ServisFirst Bancshares, Inc.
(b)
........... 6,374 540,133
Shore Bancshares, Inc. ................ 4,023 63,765
Sierra Bancorp ..................... 1,907 55,150
Simmons First National Corp. , Class A ..... 15,584 345,653
SmartFinancial, Inc. .................. 1,999 61,929
South Plains Financial, Inc. ............. 1,679 58,345
Southern First Bancshares, Inc.
(a)
......... 985 39,154
Southern Missouri Bancorp, Inc. .......... 1,201 68,901
Southern States Bancshares, Inc. ......... 1,115 37,141
Southside Bancshares, Inc. ............. 3,616 114,844
SouthState Corp.
(b)
................... 9,514 946,453
Stellar Bancorp, Inc. .................. 6,129 173,757
Sterling Bancorp, Inc.
(a) (b)
............... 3,482 16,574
Stock Yards Bancorp, Inc.
(b)
............. 3,314 237,316
Texas Capital Bancshares, Inc.
(a)
......... 5,863 458,487
Third Coast Bancshares, Inc.
(a)
........... 1,458 49,499
Timberland Bancorp, Inc. .............. 953 29,076
Tompkins Financial Corp. .............. 1,632 110,699
Towne Bank ....................... 8,729 297,310
TriCo Bancshares ................... 4,179 182,622

Schedule of Investments
(continued)
December 31, 2024
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Triumph Financial, Inc.
(a)
............... 2,670 $ 242,650
TrustCo Bank Corp. .................. 2,175 72,449
Trustmark Corp. .................... 7,317 258,802
UMB Financial Corp.
(b)
................ 5,665 639,352
United Bankshares, Inc.
(b)
.............. 16,606 623,555
United Community Banks, Inc.
(b)
.......... 14,510 468,818
Unity Bancorp, Inc. ................... 817 35,629
Univest Financial Corp. ................ 3,945 116,417
USCB Financial Holdings, Inc. , Class A ..... 1,251 22,205
Valley National Bancorp ............... 58,746 532,239
Veritex Holdings, Inc. ................. 6,323 171,733
Virginia National Bankshares Corp. ........ 540 20,628
WaFd, Inc. ........................ 8,516 274,556
Washington Trust Bancorp, Inc. .......... 2,004 62,825
WesBanco, Inc. ..................... 7,476 243,269
West Bancorp, Inc. ................... 2,084 45,119
Westamerica Bancorp ................ 3,216 168,711
WSFS Financial Corp.
(b)
............... 7,095 376,957
34,184,625
Beverages — 0.3%
MGP Ingredients, Inc.
(b)
................ 1,691 66,574
National Beverage Corp. ............... 2,943 125,578
Primo Brands Corp. , Class A ............ 19,878 611,646
Vita Coco Co., Inc. (The)
(a)
.............. 4,913 181,339
985,137
Biotechnology — 8.3%
2seventy bio, Inc.
(a) (b)
................. 6,266 18,422
4D Molecular Therapeutics, Inc.
(a)
......... 6,268 34,913
89bio, Inc.
(a)
....................... 10,711 83,760
Absci Corp.
(a)
...................... 10,099 26,459
ACADIA Pharmaceuticals, Inc.
(a)
.......... 14,679 269,360
ACELYRIN, Inc.
(a)
.................... 8,658 27,186
Achieve Life Sciences, Inc.
(a)
............ 4,241 14,928
Acrivon Therapeutics, Inc.
(a)
............. 1,049 6,315
Actinium Pharmaceuticals, Inc.
(a)
......... 4,343 5,472
Acumen Pharmaceuticals, Inc.
(a)
.......... 5,250 9,030
ADC Therapeutics SA
(a)
............... 8,686 17,285
ADMA Biologics, Inc.
(a)
................ 27,728 475,535
Adverum Biotechnologies, Inc.
(a)
.......... 2,628 12,273
Aerovate Therapeutics, Inc.
(a)
............ 1,493 3,956
Agenus, Inc.
(a) (b)
..................... 2,761 7,565
Agios Pharmaceuticals, Inc.
(a)
........... 7,104 233,437
Akebia Therapeutics, Inc.
(a)
............. 26,200 49,780
Akero Therapeutics, Inc.
(a)
.............. 8,527 237,221
Aldeyra Therapeutics, Inc.
(a)
............. 5,597 27,929
Alector, Inc.
(a)
...................... 9,171 17,333
Alkermes plc
(a) (b)
..................... 20,025 575,919
Allogene Therapeutics, Inc.
(a)
............ 14,951 31,846
Altimmune, Inc.
(a) (b)
................... 8,976 64,717
ALX Oncology Holdings, Inc.
(a)
........... 4,942 8,253
Amicus Therapeutics, Inc.
(a)
............. 36,808 346,731
AnaptysBio, Inc.
(a)
................... 2,582 34,186
Anavex Life Sciences Corp.
(a) (b)
.......... 9,567 102,750
Anika Therapeutics, Inc.
(a) (b)
............. 1,826 30,056
Annexon, Inc.
(a)
..................... 12,036 61,745
Apogee Therapeutics, Inc.
(a)
............. 4,751 215,220
Applied Therapeutics, Inc.
(a)
............. 12,064 10,329
Arbutus Biopharma Corp.
(a)
............. 18,532 60,600
Arcellx, Inc.
(a) (b)
..................... 5,414 415,200
Arcturus Therapeutics Holdings, Inc.
(a)
...... 2,749 46,651
Arcus Biosciences, Inc.
(a)
............... 6,712 99,942
Arcutis Biotherapeutics, Inc.
(a)
........... 13,353 186,007
Ardelyx, Inc.
(a)
...................... 29,197 148,029
ArriVent Biopharma, Inc.
(a) (b)
............. 3,442 91,695
Security
Shares
Shares Value
Biotechnology (continued)
Arrowhead Pharmaceuticals, Inc.
(a) (b)
....... 15,008 $ 282,150
ARS Pharmaceuticals, Inc.
(a) (b)
........... 6,182 65,220
Artiva Biotherapeutics, Inc.
(a)
............ 1,583 15,957
Astria Therapeutics, Inc.
(a)
.............. 5,979 53,452
Atossa Therapeutics, Inc.
(a) (b)
............ 15,745 14,865
Aura Biosciences, Inc.
(a)
............... 5,714 46,969
Aurinia Pharmaceuticals, Inc.
(a)
........... 16,680 149,786
Avid Bioservices, Inc.
(a)
................ 7,426 91,711
Avidity Biosciences, Inc.
(a)
.............. 13,885 403,776
Avita Medical, Inc.
(a) (b)
................. 3,069 39,283
Beam Therapeutics, Inc.
(a) (b)
............. 9,617 238,502
Bicara Therapeutics, Inc.
(a)
............. 2,264 39,439
BioCryst Pharmaceuticals, Inc.
(a)
.......... 25,932 195,009
Biohaven Ltd.
(a)
..................... 10,648 397,703
Biomea Fusion, Inc.
(a) (b)
................ 3,259 12,645
Black Diamond Therapeutics, Inc.
(a)
....... 4,697 10,052
Bluebird Bio, Inc.
(a) (b)
.................. 1,120 9,341
Blueprint Medicines Corp.
(a)
............. 7,900 689,038
Boundless Bio, Inc.
(a)
................. 4,132 11,983
Bridgebio Pharma, Inc.
(a)
............... 17,651 484,343
C4 Therapeutics, Inc.
(a) (b)
............... 7,435 26,766
Cabaletta Bio, Inc.
(a) (b)
................. 5,569 12,642
CAMP4 Therapeutics Corp.
(a)
............ 1,799 9,391
Candel Therapeutics, Inc.
(a)
............. 2,502 21,717
Capricor Therapeutics, Inc.
(a)
............ 4,546 62,735
Cardiff Oncology, Inc.
(a)
................ 4,922 21,361
CareDx, Inc.
(a)
...................... 6,204 132,828
Cargo Therapeutics, Inc.
(a) (b)
............. 4,251 61,299
Caribou Biosciences, Inc.
(a)
............. 9,543 15,173
Cartesian Therapeutics, Inc.
(a) (b)
.......... 1,463 26,202
Catalyst Pharmaceuticals, Inc.
(a)
.......... 13,731 286,566
Celcuity, Inc.
(a)
...................... 3,756 49,166
Celldex Therapeutics, Inc.
(a)
............. 8,118 205,142
Century Therapeutics, Inc.
(a) (b)
........... 5,967 6,027
CervoMed, Inc.
(a)
.................... 675 1,579
CG oncology, Inc.
(a)
.................. 5,893 169,011
Cibus, Inc. , Class A
(a)
................. 1,882 5,232
Climb Bio, Inc.
(a)
..................... 3,560 6,408
Cogent Biosciences, Inc.
(a)
.............. 11,544 90,043
Coherus Biosciences, Inc.
(a) (b)
............ 12,395 17,105
Compass Therapeutics, Inc.
(a)
........... 10,922 15,837
Corbus Pharmaceuticals Holdings, Inc.
(a) (b)
... 1,278 15,080
Crinetics Pharmaceuticals, Inc.
(a)
......... 10,814 552,920
Cullinan Therapeutics, Inc.
(a)
............ 6,409 78,062
Cytokinetics, Inc.
(a) (b)
.................. 14,246 670,132
Day One Biopharmaceuticals, Inc.
(a) (b)
...... 6,567 83,204
Denali Therapeutics, Inc.
(a) (b)
............ 15,635 318,641
Design Therapeutics, Inc.
(a)
............. 3,934 24,273
Dianthus Therapeutics, Inc.
(a)
............ 2,995 65,291
Disc Medicine, Inc.
(a)
.................. 2,440 154,696
Dynavax Technologies Corp.
(a)
........... 16,588 211,829
Dyne Therapeutics, Inc.
(a) (b)
............. 10,141 238,922
Editas Medicine, Inc.
(a) (b)
............... 10,264 13,035
Elevation Oncology, Inc.
(a)
.............. 6,412 3,607
Enanta Pharmaceuticals, Inc.
(a)
.......... 2,510 14,432
Entrada Therapeutics, Inc.
(a)
............ 3,241 56,037
Erasca, Inc.
(a)
...................... 21,807 54,736
Fate Therapeutics, Inc.
(a)
............... 13,080 21,582
Fennec Pharmaceuticals, Inc.
(a)
.......... 3,532 22,322
Fibrobiologics, Inc.
(a) (b)
................. 3,107 6,214
Foghorn Therapeutics, Inc.
(a) (b)
........... 3,375 15,930
Galectin Therapeutics, Inc.
(a) (b)
........... 4,109 5,301
Generation Bio Co.
(a)
................. 6,557 6,950
Geron Corp.
(a)
...................... 72,281 255,875
Greenwich Lifesciences, Inc.
(a) (b)
.......... 742 8,333

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Small Cap Index V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Gyre Therapeutics, Inc.
(a) (b)
............. 975 $ 11,797
Halozyme Therapeutics, Inc.
(a)
........... 15,429 737,660
Heron Therapeutics, Inc.
(a) (b)
............. 15,012 22,968
HilleVax, Inc.
(a) (b)
.................... 3,961 8,199
Humacyte, Inc.
(a) (b)
................... 11,096 56,035
Ideaya Biosciences, Inc.
(a) (b)
............. 10,301 264,736
IGM Biosciences, Inc.
(a)
................ 1,949 11,908
ImmunityBio, Inc.
(a)
................... 17,952 45,957
Immunome, Inc.
(a) (b)
.................. 6,457 68,573
Immunovant, Inc.
(a)
................... 7,300 180,821
Inhibrx Biosciences, Inc.
(a) (b)
............. 1,640 25,256
Inmune Bio, Inc.
(a)
................... 1,528 7,136
Inovio Pharmaceuticals, Inc.
(a) (b)
.......... 3,227 5,905
Inozyme Pharma, Inc.
(a)
............... 6,484 17,961
Insmed, Inc.
(a) (b)
..................... 21,426 1,479,251
Intellia Therapeutics, Inc.
(a)
............. 12,147 141,634
Invivyd, Inc.
(a)
...................... 9,826 4,354
Iovance Biotherapeutics, Inc.
(a)
........... 33,956 251,274
Ironwood Pharmaceuticals, Inc. , Class A
(a)
... 18,314 81,131
iTeos Therapeutics, Inc.
(a)
.............. 3,345 25,690
Janux Therapeutics, Inc.
(a)
.............. 3,524 188,675
Jasper Therapeutics, Inc.
(a) (b)
............ 1,432 30,616
KalVista Pharmaceuticals, Inc.
(a) (b)
......... 4,806 40,707
Keros Therapeutics, Inc.
(a) (b)
............. 3,706 58,666
Kiniksa Pharmaceuticals International plc
(a)
.. 4,682 92,610
Kodiak Sciences, Inc.
(a)
................ 3,902 38,825
Korro Bio, Inc.
(a)
..................... 765 29,124
Krystal Biotech, Inc.
(a)
................. 3,113 487,683
Kura Oncology, Inc.
(a)
................. 9,122 79,453
Kymera Therapeutics, Inc.
(a)
............. 5,848 235,265
Kyverna Therapeutics, Inc.
(a) (b)
........... 2,118 7,921
Larimar Therapeutics, Inc.
(a)
............. 5,281 20,437
LENZ Therapeutics, Inc. ............... 1,588 45,846
Lexeo Therapeutics, Inc.
(a) (b)
............. 2,721 17,904
Lexicon Pharmaceuticals, Inc.
(a) (b)
......... 15,096 11,148
Lineage Cell Therapeutics, Inc.
(a) (b)
........ 15,149 7,612
Lyell Immunopharma, Inc.
(a) (b)
............ 21,226 13,585
MacroGenics, Inc.
(a)
.................. 7,026 22,834
Madrigal Pharmaceuticals, Inc.
(a) (b)
........ 2,237 690,271
MannKind Corp.
(a)
................... 33,155 213,187
MeiraGTx Holdings plc
(a)
............... 5,751 35,024
Mersana Therapeutics, Inc.
(a) (b)
........... 13,844 19,797
Metagenomi, Inc.
(a)
................... 3,083 11,130
MiMedx Group, Inc.
(a)
................. 14,839 142,751
Mineralys Therapeutics, Inc.
(a)
........... 3,608 44,414
Mirum Pharmaceuticals, Inc.
(a)
........... 4,911 203,070
Monte Rosa Therapeutics, Inc.
(a) (b)
........ 5,691 39,496
Myriad Genetics, Inc.
(a)
................ 11,251 154,251
Neurogene, Inc.
(a)
.................... 1,290 29,489
Nkarta, Inc.
(a)
....................... 6,676 16,623
Novavax, Inc.
(a)
..................... 19,050 153,162
Nurix Therapeutics, Inc.
(a)
.............. 8,706 164,021
Nuvalent, Inc. , Class A
(a) (b)
.............. 4,312 337,543
Ocugen, Inc.
(a) (b)
..................... 32,091 25,833
Olema Pharmaceuticals, Inc.
(a)
........... 5,036 29,360
Organogenesis Holdings, Inc. , Class A
(a)
.... 8,338 26,682
ORIC Pharmaceuticals, Inc.
(a)
........... 7,724 62,333
Outlook Therapeutics, Inc.
(a) (b)
........... 1,014 1,916
Ovid therapeutics, Inc.
(a)
............... 6,988 6,525
PepGen, Inc.
(a)
..................... 1,942 7,360
Perspective Therapeutics, Inc.
(a) (b)
......... 6,719 21,434
Poseida Therapeutics, Inc.
(a)
............ 8,603 82,589
Praxis Precision Medicines, Inc.
(a)
......... 2,161 166,311
Precigen, Inc.
(a) (b)
.................... 19,112 21,405
Prelude Therapeutics, Inc.
(a) (b)
........... 1,647 2,100
Security
Shares
Shares Value
Biotechnology (continued)
Prime Medicine, Inc.
(a)
................. 7,199 $ 21,021
ProKidney Corp. , Class A
(a)
............. 13,826 23,366
Protagonist Therapeutics, Inc.
(a)
.......... 7,348 283,633
Prothena Corp. plc
(a)
.................. 5,403 74,832
PTC Therapeutics, Inc.
(a)
............... 9,564 431,719
Puma Biotechnology, Inc.
(a)
............. 5,205 15,875
Pyxis Oncology, Inc.
(a) (b)
................ 6,081 9,486
Q32 Bio, Inc.
(a)
...................... 762 2,621
RAPT Therapeutics, Inc.
(a)
.............. 3,769 5,955
Recursion Pharmaceuticals, Inc. , Class A
(a)
.. 31,095 210,202
REGENXBIO, Inc.
(a)
.................. 5,928 45,823
Regulus Therapeutics, Inc.
(a)
............ 7,846 12,397
Relay Therapeutics, Inc.
(a)
.............. 14,986 61,742
Renovaro, Inc.
(a) (b)
................... 13,340 11,146
Replimune Group, Inc.
(a)
............... 7,501 90,837
REVOLUTION Medicines, Inc.
(a) (b)
......... 20,767 908,349
Rhythm Pharmaceuticals, Inc.
(a) (b)
......... 6,886 385,478
Rigel Pharmaceuticals, Inc.
(a)
............ 1,983 33,354
Rocket Pharmaceuticals, Inc.
(a)
........... 8,304 104,381
Sage Therapeutics, Inc.
(a)
.............. 6,508 35,338
Sana Biotechnology, Inc.
(a) (b)
............ 16,675 27,180
Savara, Inc.
(a)
...................... 13,876 42,599
Scholar Rock Holding Corp.
(a)
........... 9,636 416,468
Sera Prognostics, Inc. , Class A
(a)
......... 3,426 27,888
Shattuck Labs, Inc.
(a)
................. 4,950 5,989
Skye Bioscience, Inc.
(a)
................ 2,114 5,983
Soleno Therapeutics, Inc.
(a) (b)
............ 3,172 142,581
Solid Biosciences, Inc.
(a)
............... 2,854 11,416
SpringWorks Therapeutics, Inc.
(a)
......... 8,644 312,308
Spyre Therapeutics, Inc.
(a)
.............. 4,345 101,152
Stoke Therapeutics, Inc.
(a)
.............. 4,492 49,547
Summit Therapeutics, Inc.
(a)
............. 11,630 207,537
Sutro Biopharma, Inc.
(a)
................ 10,282 18,919
Syndax Pharmaceuticals, Inc.
(a)
.......... 10,369 137,078
Tango Therapeutics, Inc.
(a)
.............. 6,443 19,909
Taysha Gene Therapies, Inc.
(a)
........... 20,060 34,704
Tenaya Therapeutics, Inc.
(a) (b)
............ 5,455 7,801
TG Therapeutics, Inc.
(a) (b)
............... 17,224 518,442
Tourmaline Bio, Inc.
(a)
................. 2,902 58,853
Travere Therapeutics, Inc.
(a)
............. 9,582 166,918
TScan Therapeutics, Inc.
(a)
............. 4,768 14,495
Twist Bioscience Corp.
(a)
............... 7,233 336,118
Tyra Biosciences, Inc.
(a) (b)
.............. 2,554 35,501
Upstream Bio, Inc.
(a) (b)
................. 2,031 33,390
UroGen Pharma Ltd.
(a)
................ 4,308 45,880
Vanda Pharmaceuticals, Inc.
(a)
........... 7,876 37,726
Vaxcyte, Inc.
(a) (b)
..................... 15,426 1,262,772
Vera Therapeutics, Inc. , Class A
(a)
......... 5,516 233,272
Veracyte, Inc.
(a)
..................... 9,494 375,962
Verastem, Inc.
(a)
..................... 5,536 28,621
Vericel Corp.
(a)
...................... 6,090 334,402
Verve Therapeutics, Inc.
(a) (b)
............. 9,727 54,860
Vir Biotechnology, Inc.
(a)
............... 11,321 83,096
Viridian Therapeutics, Inc.
(a)
............. 9,015 172,818
Voyager Therapeutics, Inc.
(a) (b)
........... 6,065 34,389
Werewolf Therapeutics, Inc.
(a)
........... 3,899 5,771
X4 Pharmaceuticals, Inc.
(a) (b)
............ 24,509 17,980
XBiotech, Inc.
(a)
..................... 2,277 8,994
Xencor, Inc.
(a)
...................... 8,292 190,550
XOMA Royalty Corp.
(a)
................ 843 22,154
Y-mAbs Therapeutics, Inc.
(a)
............. 4,220 33,043
Zenas Biopharma, Inc.
(a)
............... 1,696 13,890
Zentalis Pharmaceuticals, Inc.
(a)
.......... 7,228 21,901
Zura Bio Ltd. , Class A
(a)
................ 5,547 13,867

Schedule of Investments
(continued)
December 31, 2024
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Zymeworks, Inc.
(a)
................... 6,479 $ 94,853
27,671,259
Broadline Retail — 0.0%
(a)
1stdibs.com, Inc. .................... 3,079 10,900
Groupon, Inc. ...................... 2,896 35,186
Savers Value Village, Inc.
(b)
............. 3,137 32,154
78,240
Building Products — 1.4%
American Woodmark Corp.
(a)
............ 1,983 157,708
Apogee Enterprises, Inc. ............... 2,776 198,234
AZZ, Inc. ......................... 3,688 302,121
Caesarstone Ltd.
(a) (b)
.................. 2,497 10,612
CSW Industrials, Inc. ................. 2,069 729,943
Gibraltar Industries, Inc.
(a)
.............. 3,846 226,529
Griffon Corp. ....................... 4,698 334,827
Insteel Industries, Inc. ................. 2,323 62,744
Janus International Group, Inc.
(a)
......... 17,747 130,441
JELD-WEN Holding, Inc.
(a)
.............. 10,869 89,017
Masterbrand, Inc.
(a)
.................. 15,945 232,956
Quanex Building Products Corp.
(b)
........ 5,625 136,350
Resideo Technologies, Inc.
(a)
............ 18,045 415,937
Tecnoglass, Inc. ..................... 2,820 223,682
UFP Industries, Inc. .................. 7,490 843,749
Zurn Elkay Water Solutions Corp.
(b)
........ 17,825 664,873
4,759,723
Capital Markets — 1.8%
AlTi Global, Inc. , Class A
(a)
.............. 4,393 19,373
Artisan Partners Asset Management, Inc. , Class
A ............................ 7,915 340,741
B Riley Financial, Inc. ................. 2,465 11,315
BGC Group, Inc. , Class A .............. 43,686 395,795
Brightsphere Investment Group, Inc. ....... 3,400 89,556
Cohen & Steers, Inc.
(b)
................ 3,398 313,771
Diamond Hill Investment Group, Inc. ....... 356 55,216
DigitalBridge Group, Inc. , Class A ......... 20,299 228,973
Donnelley Financial Solutions, Inc.
(a)
....... 3,315 207,950
Forge Global Holdings, Inc.
(a) (b)
........... 14,122 13,146
GCM Grosvenor, Inc. , Class A
(b)
.......... 5,090 62,454
Hamilton Lane, Inc. , Class A
(b)
........... 4,767 705,754
MarketWise, Inc. , Class A .............. 2,125 1,206
Moelis & Co. , Class A ................. 7,865 581,066
Open Lending Corp. , Class A
(a) (b)
......... 12,437 74,249
P10, Inc. , Class A ................... 4,575 57,691
Patria Investments Ltd. , Class A .......... 7,105 82,631
Perella Weinberg Partners , Class C ....... 6,685 159,371
Piper Sandler Cos.
(b)
.................. 2,176 652,691
PJT Partners, Inc. , Class A
(b)
............ 2,930 462,383
Silvercrest Asset Management Group, Inc. ,
Class A ........................ 1,151 21,167
StepStone Group, Inc. , Class A .......... 8,215 475,484
StoneX Group, Inc.
(a)
................. 3,492 342,111
Value Line, Inc. ..................... 105 5,544
Victory Capital Holdings, Inc. , Class A ...... 5,220 341,701
Virtus Investment Partners, Inc. .......... 881 194,331
WisdomTree, Inc. .................... 17,653 185,357
6,081,027
Chemicals — 1.8%
AdvanSix, Inc. ...................... 3,093 88,120
American Vanguard Corp. .............. 3,269 15,135
Arcadium Lithium plc
(a)
................ 134,047 687,661
Arq, Inc.
(a)
......................... 3,089 23,384
ASP Isotopes, Inc.
(a) (b)
................. 6,970 31,574
Aspen Aerogels, Inc.
(a)
................ 7,328 87,057
Security
Shares
Shares Value
Chemicals (continued)
Avient Corp. ....................... 11,228 $ 458,776
Balchem Corp. ..................... 4,026 656,218
Cabot Corp. ....................... 6,650 607,212
Core Molding Technologies, Inc.
(a)
......... 1,056 17,466
Ecovyst, Inc.
(a)
...................... 14,615 111,659
Hawkins, Inc.
(b)
..................... 2,424 297,352
HB Fuller Co.
(b)
..................... 6,602 445,503
Ingevity Corp.
(a)
..................... 4,494 183,130
Innospec, Inc. ...................... 3,104 341,626
Intrepid Potash, Inc.
(a)
................. 1,219 26,720
Koppers Holdings, Inc. ................ 2,456 79,574
Kronos Worldwide, Inc.
(b)
............... 2,594 25,291
LSB Industries, Inc.
(a)
................. 6,852 52,007
Mativ Holdings, Inc. .................. 6,952 75,777
Minerals Technologies, Inc. ............. 3,909 297,905
Northern Technologies International Corp. ... 932 12,573
Orion SA ......................... 7,287 115,062
Perimeter Solutions, Inc.
(a)
.............. 16,655 212,851
PureCycle Technologies, Inc.
(a) (b)
.......... 14,931 153,043
Quaker Chemical Corp. ............... 1,668 234,788
Rayonier Advanced Materials, Inc.
(a)
....... 7,618 62,848
Sensient Technologies Corp. ............ 5,131 365,635
Stepan Co. ........................ 2,694 174,302
Tronox Holdings plc .................. 15,043 151,483
Valhi, Inc. ......................... 267 6,245
6,097,977
Commercial Services & Supplies — 1.8%
ABM Industries, Inc. .................. 8,001 409,491
ACCO Brands Corp. .................. 11,547 60,622
ACV Auctions, Inc. , Class A
(a)
............ 18,584 401,414
Aris Water Solutions, Inc. , Class A ........ 3,166 75,826
Bridger Aerospace Group Holdings, Inc.
(a) (b)
.. 2,281 4,859
BrightView Holdings, Inc.
(a)
............. 7,068 113,017
Brink's Co. (The) .................... 5,485 508,843
Casella Waste Systems, Inc. , Class A
(a) (b)
.... 7,709 815,689
CECO Environmental Corp.
(a) (b)
.......... 3,588 108,465
Cimpress plc
(a)
...................... 2,108 151,186
CompX International, Inc. , Class A ........ 293 7,662
CoreCivic, Inc.
(a)
.................... 13,724 298,360
Deluxe Corp. ....................... 5,398 121,941
Driven Brands Holdings, Inc.
(a) (b)
.......... 7,562 122,051
Ennis, Inc.
(b)
....................... 3,242 68,374
Enviri Corp.
(a)
...................... 9,407 72,434
GEO Group, Inc. (The)
(a)
............... 15,698 439,230
Healthcare Services Group, Inc.
(a)
......... 9,623 111,771
HNI Corp. ......................... 5,970 300,709
Interface, Inc. ...................... 7,046 171,570
LanzaTech Global, Inc.
(a)
............... 13,837 18,957
Liquidity Services, Inc.
(a)
............... 2,520 81,371
Matthews International Corp. , Class A ...... 3,699 102,388
MillerKnoll, Inc. ..................... 8,896 200,961
Montrose Environmental Group, Inc.
(a)
...... 4,006 74,311
NL Industries, Inc.
(b)
.................. 1,159 9,005
OPENLANE, Inc.
(a)
................... 13,187 261,630
Perma-Fix Environmental Services, Inc.
(a) (b)
.. 1,557 17,236
Pitney Bowes, Inc. ................... 15,420 111,641
Quad/Graphics, Inc. , Class A
(b)
........... 4,043 28,180
Quest Resource Holding Corp.
(a) (b)
........ 2,005 13,032
Steelcase, Inc. , Class A ............... 11,787 139,322
UniFirst Corp. ...................... 1,895 324,216
Viad Corp.
(a)
....................... 2,488 105,765
Virco Mfg. Corp. .................... 1,322 13,550
VSE Corp. ........................ 2,199 209,125
6,074,204

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Small Cap Index V.I. Fund
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Communications Equipment — 0.7%
(a)
ADTRAN Holdings, Inc. ............... 10,024 $ 83,500
Applied Optoelectronics, Inc. ............ 5,090 187,617
Aviat Networks, Inc. .................. 1,387 25,119
Calix, Inc. ......................... 7,407 258,282
Clearfield, Inc. ...................... 1,540 47,740
CommScope Holding Co., Inc. ........... 26,415 137,622
Digi International, Inc. ................. 4,586 138,635
Extreme Networks, Inc. ................ 15,827 264,944
Harmonic, Inc. ...................... 13,381 177,031
Infinera Corp.
(b)
..................... 25,458 167,259
NETGEAR, Inc. ..................... 3,336 92,974
NetScout Systems, Inc. ................ 8,864 191,994
Ribbon Communications, Inc. ........... 11,507 47,869
Viasat, Inc. ........................ 15,284 130,067
Viavi Solutions, Inc. .................. 26,997 272,670
2,223,323
Construction & Engineering — 1.7%
Ameresco, Inc. , Class A
(a)
.............. 4,007 94,084
Arcosa, Inc.
(b)
...................... 5,993 579,763
Argan, Inc. ........................ 1,576 215,975
Bowman Consulting Group Ltd.
(a)
......... 1,682 41,966
Centuri Holdings, Inc.
(a)
................ 2,276 43,950
Concrete Pumping Holdings, Inc.
(a)
........ 2,502 16,663
Construction Partners, Inc. , Class A
(a)
...... 5,399 477,596
Dycom Industries, Inc.
(a)
............... 3,511 611,125
Fluor Corp.
(a) (b)
...................... 21,275 1,049,283
Granite Construction, Inc. .............. 5,560 487,668
Great Lakes Dredge & Dock Corp.
(a)
....... 7,801 88,073
IES Holdings, Inc.
(a)
.................. 1,045 210,003
Limbach Holdings, Inc.
(a)
............... 1,288 110,176
Matrix Service Co.
(a)
.................. 3,358 40,195
MYR Group, Inc.
(a) (b)
.................. 1,994 296,647
Northwest Pipe Co.
(a)
................. 1,286 62,062
Orion Group Holdings, Inc.
(a)
............ 3,876 28,411
Primoris Services Corp. ............... 6,752 515,853
Southland Holdings, Inc.
(a) (b)
............. 1,020 3,315
Sterling Infrastructure, Inc.
(a)
............ 3,724 627,308
Tutor Perini Corp.
(a)
.................. 5,476 132,519
5,732,635
Construction Materials — 0.5%
Knife River Corp.
(a)
................... 7,141 725,811
Smith-Midland Corp.
(a) (b)
............... 546 24,275
Summit Materials, Inc. , Class A
(a)
......... 15,021 760,063
United States Lime & Minerals, Inc. ........ 1,300 172,562
1,682,711
Consumer Finance — 0.9%
Atlanticus Holdings Corp.
(a)
............. 678 37,819
Bread Financial Holdings, Inc. ........... 3,398 207,482
Consumer Portfolio Services, Inc.
(a) (b)
....... 1,480 16,073
Dave, Inc. , Class A
(a)
................. 991 86,138
Encore Capital Group, Inc.
(a)
............ 3,015 144,027
Enova International, Inc.
(a)
.............. 3,244 311,035
FirstCash Holdings, Inc. ............... 4,756 492,722
Green Dot Corp. , Class A
(a)
............. 5,435 57,828
LendingClub Corp.
(a)
.................. 14,168 229,380
LendingTree, Inc.
(a)
................... 1,244 48,205
Medallion Financial Corp.
(b)
............. 2,508 23,550
Moneylion, Inc. , Class A
(a)
.............. 1,077 92,633
Navient Corp. ...................... 10,042 133,458
Nelnet, Inc. , Class A .................. 1,840 196,530
NerdWallet, Inc. , Class A
(a)
.............. 4,207 55,953
OppFi, Inc. , Class A .................. 2,979 22,819
PRA Group, Inc.
(a)
................... 4,717 98,538
Security
Shares
Shares Value
Consumer Finance (continued)
PROG Holdings, Inc. ................. 5,172 $ 218,569
Regional Management Corp. ............ 939 31,907
Upstart Holdings, Inc.
(a)
................ 9,711 597,906
World Acceptance Corp.
(a)
.............. 430 48,349
3,150,921
Consumer Staples Distribution & Retail — 0.9%
Andersons, Inc. (The) ................. 4,142 167,834
Chefs' Warehouse, Inc. (The)
(a)
.......... 4,275 210,843
Guardian Pharmacy Services, Inc. , Class A
(a)
. 835 16,917
HF Foods Group, Inc.
(a)
................ 5,136 16,487
Ingles Markets, Inc. , Class A ............ 1,846 118,956
Natural Grocers by Vitamin Cottage, Inc. .... 1,096 43,533
PriceSmart, Inc. ..................... 3,152 290,520
SpartanNash Co. .................... 4,315 79,051
Sprouts Farmers Market, Inc.
(a)
........... 12,522 1,591,170
United Natural Foods, Inc.
(a)
............. 7,448 203,405
Village Super Market, Inc. , Class A ........ 1,200 38,268
Weis Markets, Inc. ................... 1,951 132,122
2,909,106
Containers & Packaging — 0.2%
Ardagh Metal Packaging SA ............ 17,892 53,855
Greif, Inc. , Class A ................... 3,185 194,667
Greif, Inc. , Class B
(b)
.................. 626 42,474
Myers Industries, Inc. ................. 4,635 51,170
O-I Glass, Inc.
(a)
..................... 19,650 213,006
Pactiv Evergreen, Inc. ................ 4,836 84,485
Ranpak Holdings Corp. , Class A
(a) (b)
....... 5,649 38,865
TriMas Corp. ....................... 5,140 126,393
804,915
Distributors — 0.0%
A-Mark Precious Metals, Inc.
(b)
........... 2,099 57,512
GigaCloud Technology, Inc. , Class A
(a)
...... 2,946 54,560
Weyco Group, Inc. ................... 685 25,722
137,794
Diversified Consumer Services — 1.1%
Adtalem Global Education, Inc.
(a)
......... 4,656 422,998
American Public Education, Inc.
(a)
......... 1,982 42,752
Carriage Services, Inc. ................ 1,563 62,285
Chegg, Inc.
(a)
....................... 13,436 21,632
Coursera, Inc.
(a)
..................... 17,586 149,481
European Wax Center, Inc. , Class A
(a)
...... 4,196 27,987
Frontdoor, Inc.
(a)
..................... 9,516 520,240
Graham Holdings Co. , Class B ........... 400 348,768
KinderCare Learning Cos., Inc.
(a) (b)
........ 3,200 56,960
Laureate Education, Inc.
(a)
.............. 16,234 296,920
Lincoln Educational Services Corp.
(a)
....... 3,241 51,273
Mister Car Wash, Inc.
(a) (b)
............... 11,778 85,862
Nerdy, Inc. , Class A
(a)
................. 8,498 13,767
OneSpaWorld Holdings Ltd. ............. 12,661 251,954
Perdoceo Education Corp. .............. 7,960 210,701
Strategic Education, Inc. ............... 2,805 262,043
Stride, Inc.
(a)
....................... 5,252 545,840
Udemy, Inc.
(a)
...................... 10,971 90,291
Universal Technical Institute, Inc.
(a)
........ 4,724 121,454
3,583,208
Diversified REITs — 0.6%
Alexander & Baldwin, Inc. .............. 9,261 164,290
Alpine Income Property Trust, Inc. ........ 1,913 32,119
American Assets Trust, Inc. ............. 6,047 158,794
Armada Hoffler Properties, Inc. .......... 9,719 99,425
Broadstone Net Lease, Inc. ............. 23,991 380,497
CTO Realty Growth, Inc.
(b)
.............. 3,560 70,168

Schedule of Investments
(continued)
December 31, 2024
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified REITs (continued)
Empire State Realty Trust, Inc. , Class A ..... 16,564 $ 170,941
Essential Properties Realty Trust, Inc. ...... 22,033 689,192
Gladstone Commercial Corp. ............ 5,185 84,205
Global Net Lease, Inc. ................ 25,630 187,099
NexPoint Diversified Real Estate Trust ..... 4,539 27,688
One Liberty Properties, Inc. ............. 1,961 53,418
2,117,836
Diversified Telecommunication Services — 0.6%
Anterix, Inc.
(a)
...................... 1,214 37,233
AST SpaceMobile, Inc. , Class A
(a) (b)
........ 16,730 353,003
ATN International, Inc. ................ 1,274 21,416
Bandwidth, Inc. , Class A
(a)
.............. 3,238 55,111
Cogent Communications Holdings, Inc. ..... 5,507 424,424
Globalstar, Inc.
(a)
.................... 92,115 190,678
IDT Corp. , Class B ................... 2,027 96,323
Liberty Latin America Ltd. , Class A
(a)
....... 5,114 32,525
Liberty Latin America Ltd. , Class C
(a)
....... 14,590 92,501
Lumen Technologies, Inc.
(a) (b)
............ 126,318 670,749
Shenandoah Telecommunications Co. ...... 6,218 78,409
2,052,372
Electric Utilities — 0.8%
ALLETE, Inc. ...................... 7,050 456,840
Genie Energy Ltd. , Class B ............. 1,654 25,786
Hawaiian Electric Industries, Inc.
(a) (b)
....... 20,834 202,715
MGE Energy, Inc.
(b)
.................. 4,566 429,021
Otter Tail Corp.
(b)
.................... 5,185 382,860
Portland General Electric Co. ............ 12,814 558,947
TXNM Energy, Inc. ................... 11,298 555,523
2,611,692
Electrical Equipment — 1.3%
Allient, Inc. ........................ 1,825 44,311
American Superconductor Corp.
(a)
........ 4,291 105,687
Amprius Technologies, Inc.
(a)
............ 938 2,626
Array Technologies, Inc.
(a)
.............. 19,189 115,902
Atkore, Inc.
(b)
....................... 4,440 370,518
Blink Charging Co.
(a) (b)
................. 12,202 16,961
Bloom Energy Corp. , Class A
(a)
........... 24,997 555,183
ChargePoint Holdings, Inc. , Class A
(a) (b)
..... 48,769 52,183
Energy Vault Holdings, Inc.
(a) (b)
........... 13,528 30,844
EnerSys .......................... 4,910 453,831
Enovix Corp.
(a) (b)
..................... 20,324 220,922
Fluence Energy, Inc. , Class A
(a) (b)
......... 7,672 121,831
Freyr Battery, Inc.
(a)
.................. 14,008 36,141
FuelCell Energy, Inc.
(a) (b)
............... 1,910 17,266
GrafTech International Ltd.
(a) (b)
........... 33,405 57,791
LSI Industries, Inc. ................... 3,605 70,009
NANO Nuclear Energy, Inc.
(a)
............ 801 19,941
Net Power, Inc. , Class A
(a) (b)
............. 2,585 27,375
NEXTracker, Inc. , Class A
(a) (b)
............ 17,922 654,691
NuScale Power Corp. , Class A
(a)
.......... 10,544 189,054
Plug Power, Inc.
(a) (b)
.................. 98,834 210,516
Powell Industries, Inc. ................. 1,141 252,903
Preformed Line Products Co. ............ 290 37,059
SES AI Corp. , Class A
(a)
............... 15,997 35,033
Shoals Technologies Group, Inc. , Class A
(a) (b)
. 20,018 110,700
SolarMax Technology, Inc.
(a)
............. 7,389 11,970
Stem, Inc.
(a) (b)
...................... 17,311 10,439
Sunrun, Inc.
(a)
...................... 27,466 254,060
Thermon Group Holdings, Inc.
(a)
.......... 4,223 121,496
TPI Composites, Inc.
(a) (b)
............... 5,282 9,983
Ultralife Corp.
(a)
..................... 1,226 9,134
Vicor Corp.
(a) (b)
...................... 2,726 131,720
4,358,080
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components — 2.9%
908 Devices, Inc.
(a)
................... 2,594 $ 5,707
Advanced Energy Industries, Inc.
(b)
........ 4,687 541,958
Aeva Technologies, Inc.
(a)
.............. 1,988 9,443
Arlo Technologies, Inc.
(a)
............... 11,960 133,832
Badger Meter, Inc.
(b)
.................. 3,636 771,268
Bel Fuse, Inc. , Class A ................ 231 20,809
Bel Fuse, Inc. , Class B ................ 1,277 105,314
Belden, Inc. ....................... 5,023 565,640
Benchmark Electronics, Inc. ............ 4,519 205,163
Climb Global Solutions, Inc. ............. 535 67,811
CTS Corp. ........................ 3,610 190,355
Daktronics, Inc.
(a)
.................... 5,257 88,633
ePlus, Inc.
(a)
....................... 3,377 249,493
Evolv Technologies Holdings, Inc.
(a) (b)
...... 17,453 68,939
Fabrinet
(a) (b)
........................ 4,535 997,156
FARO Technologies, Inc.
(a)
.............. 2,309 58,556
Insight Enterprises, Inc.
(a)
.............. 3,392 515,923
Itron, Inc.
(a)
........................ 5,615 609,677
Kimball Electronics, Inc.
(a)
.............. 3,059 57,295
Knowles Corp.
(a) (b)
................... 10,378 206,834
Lightwave Logic, Inc.
(a)
................ 14,442 30,328
Methode Electronics, Inc. .............. 4,365 51,463
MicroVision, Inc.
(a) (b)
.................. 21,927 28,724
Mirion Technologies, Inc. , Class A
(a)
....... 25,926 452,409
Napco Security Technologies, Inc. ........ 4,415 156,997
nLight, Inc.
(a) (b)
...................... 5,642 59,185
Novanta, Inc.
(a) (b)
.................... 4,390 670,660
OSI Systems, Inc.
(a)
.................. 1,968 329,502
Ouster, Inc. , Class A
(a)
................. 5,456 66,672
PAR Technology Corp.
(a)
............... 4,194 304,778
PC Connection, Inc. .................. 1,428 98,918
Plexus Corp.
(a) (b)
..................... 3,351 524,365
Powerfleet, Inc.
(a)
.................... 11,486 76,497
Richardson Electronics Ltd. ............. 1,438 20,175
Rogers Corp.
(a)
..................... 2,363 240,104
Sanmina Corp.
(a) (b)
................... 6,734 509,562
ScanSource, Inc.
(a)
................... 3,025 143,536
SmartRent, Inc. , Class A
(a) (b)
............. 22,841 39,972
TTM Technologies, Inc.
(a)
............... 12,407 307,073
Vishay Intertechnology, Inc.
(b)
............ 15,913 269,566
Vishay Precision Group, Inc.
(a)
........... 1,433 33,633
9,883,925
Energy Equipment & Services — 2.1%
Archrock, Inc.
(b)
..................... 20,889 519,927
Atlas Energy Solutions, Inc.
(b)
............ 8,476 187,998
Borr Drilling Ltd.
(b)
................... 29,749 116,021
Bristow Group, Inc.
(a)
................. 3,090 105,987
Cactus, Inc. , Class A ................. 8,225 480,011
ChampionX Corp. ................... 23,582 641,194
Core Laboratories, Inc. ................ 5,761 99,723
DMC Global, Inc.
(a) (b)
.................. 2,142 15,744
Drilling Tools International Corp.
(a) (b)
........ 1,693 5,536
Expro Group Holdings NV
(a)
............. 11,919 148,630
Forum Energy Technologies, Inc.
(a)
........ 1,154 17,875
Geospace Technologies Corp.
(a) (b)
......... 1,560 15,631
Helix Energy Solutions Group, Inc.
(a)
....... 18,306 170,612
Helmerich & Payne, Inc.
(b)
.............. 11,928 381,934
Innovex International, Inc.
(a)
............. 4,147 57,934
Kodiak Gas Services, Inc. .............. 4,134 168,791
Liberty Energy, Inc. , Class A ............ 19,525 388,352
Mammoth Energy Services, Inc.
(a)
......... 2,727 8,181
Nabors Industries Ltd.
(a)
............... 1,116 63,802
Natural Gas Services Group, Inc.
(a)
........ 1,321 35,403
Noble Corp. plc
(b)
.................... 17,279 542,561
NPK International, Inc.
(a)
............... 10,488 80,443

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Small Cap Index V.I. Fund
10
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Oceaneering International, Inc.
(a)
......... 12,792 $ 333,615
Oil States International, Inc.
(a)
............ 7,905 39,999
Patterson-UTI Energy, Inc. ............. 47,987 396,373
ProFrac Holding Corp. , Class A
(a) (b)
........ 2,833 21,984
ProPetro Holding Corp.
(a)
............... 11,207 104,561
Ranger Energy Services, Inc. , Class A ...... 1,593 24,660
RPC, Inc.
(b)
........................ 10,531 62,554
SEACOR Marine Holdings, Inc.
(a)
......... 2,854 18,722
Seadrill Ltd.
(a)
...................... 8,402 327,090
Select Water Solutions, Inc. , Class A ....... 11,603 153,624
Solaris Energy Infrastructure, Inc. , Class A ... 3,078 88,585
TETRA Technologies, Inc.
(a)
............. 15,972 57,180
Tidewater, Inc.
(a) (b)
................... 6,123 334,989
Transocean Ltd.
(a) (b)
.................. 91,897 344,614
Valaris Ltd.
(a) (b)
...................... 7,478 330,827
6,891,667
Entertainment — 0.5%
AMC Entertainment Holdings, Inc. , Class A
(a)
. 42,127 167,665
Atlanta Braves Holdings, Inc. , Class A
(a)
..... 1,365 55,692
Atlanta Braves Holdings, Inc. , Class C
(a)
.... 6,225 238,169
Cinemark Holdings, Inc.
(a)
.............. 13,621 421,979
Eventbrite, Inc. , Class A
(a)
.............. 9,999 33,597
Golden Matrix Group, Inc.
(a) (b)
............ 3,443 6,817
IMAX Corp.
(a)
...................... 5,497 140,723
Lions Gate Entertainment Corp. , Class A
(a) (b)
.. 7,685 65,630
Lions Gate Entertainment Corp. , Class B
(a)
... 15,119 114,148
LiveOne, Inc.
(a) (b)
.................... 8,461 12,438
Madison Square Garden Entertainment Corp.
(a)
4,972 177,003
Marcus Corp. (The) .................. 3,200 68,800
Playstudios, Inc. , Class A
(a)
............. 11,111 20,666
Reservoir Media, Inc.
(a)
................ 2,375 21,494
Sphere Entertainment Co. , Class A
(a)
....... 3,241 130,677
Vivid Seats, Inc. , Class A
(a) (b)
............ 10,498 48,606
1,724,104
Financial Services — 2.6%
Acacia Research Corp.
(a)
............... 4,540 19,704
Alerus Financial Corp. ................ 2,444 47,023
AvidXchange Holdings, Inc.
(a)
............ 22,060 228,100
Banco Latinoamericano de Comercio Exterior
SA , Class E ..................... 3,560 126,629
Burford Capital Ltd. .................. 25,133 320,446
Cannae Holdings, Inc. ................ 7,331 145,594
Cantaloupe, Inc.
(a) (b)
.................. 6,923 65,838
Cass Information Systems, Inc. .......... 1,674 68,483
Compass Diversified Holdings ........... 8,490 195,949
Enact Holdings, Inc. .................. 3,523 114,075
Essent Group Ltd. ................... 13,025 709,081
EVERTEC, Inc. ..................... 8,127 280,625
Federal Agricultural Mortgage Corp. , Class C . 1,167 229,841
Flywire Corp.
(a)
..................... 15,244 314,331
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.
(b)
.................... 14,519 389,545
I3 Verticals, Inc. , Class A
(a)
.............. 2,982 68,705
International Money Express, Inc.
(a)
........ 4,186 87,194
Jackson Financial, Inc. , Class A .......... 9,426 820,816
Marqeta, Inc. , Class A
(a)
............... 59,010 223,648
Merchants Bancorp .................. 2,222 81,036
Mr Cooper Group, Inc.
(a)
............... 7,881 756,655
NCR Atleos Corp.
(a)
.................. 9,108 308,943
NewtekOne, Inc. .................... 3,060 39,076
NMI Holdings, Inc. , Class A
(a)
............ 9,617 353,521
Onity Group, Inc.
(a)
................... 821 25,213
Pagseguro Digital Ltd. , Class A
(a)
......... 23,895 149,583
Payoneer Global, Inc.
(a)
................ 32,689 328,198
Security
Shares
Shares Value
Financial Services (continued)
Paysafe Ltd.
(a) (b)
..................... 4,133 $ 70,674
Paysign, Inc.
(a)
...................... 7,100 21,442
PennyMac Financial Services, Inc.
(b)
....... 3,339 341,045
Priority Technology Holdings, Inc.
(a) (b)
....... 3,062 35,978
Radian Group, Inc.
(b)
.................. 18,862 598,303
Remitly Global, Inc.
(a)
................. 18,780 423,865
Repay Holdings Corp. , Class A
(a)
......... 11,547 88,104
Sezzle, Inc.
(a)
...................... 301 76,996
StoneCo Ltd. , Class A
(a)
............... 36,097 287,693
SWK Holdings Corp.
(a)
................ 413 6,550
Velocity Financial, Inc.
(a)
............... 1,023 20,010
Walker & Dunlop, Inc. ................. 4,016 390,395
Waterstone Financial, Inc. .............. 1,736 23,332
8,882,239
Food Products — 1.0%
Alico, Inc. ......................... 763 19,785
B&G Foods, Inc. .................... 9,933 68,438
Beyond Meat, Inc.
(a) (b)
................. 7,668 28,832
BRC, Inc. , Class A
(a) (b)
................. 6,534 20,713
Calavo Growers, Inc. ................. 2,114 53,907
Cal-Maine Foods, Inc.
(b)
............... 5,152 530,244
Dole plc .......................... 9,569 129,564
Forafric Global plc
(a) (b)
................. 802 8,220
Fresh Del Monte Produce, Inc. ........... 4,247 141,043
Hain Celestial Group, Inc. (The)
(a)
......... 11,083 68,160
J & J Snack Foods Corp. ............... 1,910 296,298
John B Sanfilippo & Son, Inc. ............ 1,123 97,824
Lancaster Colony Corp. ............... 2,443 422,981
Lifeway Foods, Inc.
(a)
................. 701 17,385
Limoneira Co. ...................... 1,958 47,893
Mama's Creations, Inc.
(a)
............... 3,995 31,800
Mission Produce, Inc.
(a)
................ 5,047 72,525
Seneca Foods Corp. , Class A
(a)
.......... 591 46,843
Simply Good Foods Co. (The)
(a) (b)
......... 11,422 445,230
SunOpta, Inc.
(a) (b)
.................... 12,205 93,978
TreeHouse Foods, Inc.
(a)
............... 5,866 206,073
Utz Brands, Inc. , Class A ............... 8,168 127,911
Vital Farms, Inc.
(a)
................... 4,085 153,964
Westrock Coffee Co.
(a)
................ 4,220 27,092
WK Kellogg Co.
(b)
.................... 8,225 147,968
3,304,671
Gas Utilities — 1.0%
Brookfield Infrastructure Corp. , Class A ..... 15,076 603,191
Chesapeake Utilities Corp.
(b)
............ 2,754 334,198
New Jersey Resources Corp. ............ 12,299 573,748
Northwest Natural Holding Co. ........... 4,827 190,956
ONE Gas, Inc.
(b)
..................... 7,112 492,506
RGC Resources, Inc. ................. 893 17,914
Southwest Gas Holdings, Inc. ........... 7,656 541,356
Spire, Inc.
(b)
........................ 6,992 474,267
3,228,136
Ground Transportation — 0.4%
ArcBest Corp. ...................... 2,975 277,627
Covenant Logistics Group, Inc. , Class A ..... 1,100 59,961
FTAI Infrastructure, Inc. ................ 12,932 93,886
Heartland Express, Inc. ................ 5,670 63,618
Hertz Global Holdings, Inc.
(a) (b)
........... 15,624 57,184
Marten Transport Ltd. ................. 7,258 113,297
PAMT Corp.
(a)
...................... 707 11,581
Proficient Auto Logistics, Inc.
(a)
........... 1,462 11,798
RXO, Inc.
(a)
........................ 19,758 471,031
Universal Logistics Holdings, Inc. ......... 814 37,395

Schedule of Investments
(continued)
December 31, 2024
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Ground Transportation (continued)
Werner Enterprises, Inc.
(b)
.............. 7,328 $ 263,222
1,460,600
Health Care Equipment & Supplies — 3.0%
Accuray, Inc.
(a)
...................... 11,215 22,206
Alphatec Holdings, Inc.
(a)
............... 12,907 118,486
AngioDynamics, Inc.
(a)
................ 5,151 47,183
Artivion, Inc.
(a)
...................... 4,996 142,836
AtriCure, Inc.
(a)
..................... 5,776 176,515
Avanos Medical, Inc.
(a)
................ 5,814 92,559
AxoGen, Inc.
(a)
...................... 5,205 85,778
Bioventus, Inc. , Class A
(a)
.............. 4,716 49,518
Ceribell, Inc.
(a)
...................... 1,421 36,775
Cerus Corp.
(a)
...................... 23,654 36,427
CONMED Corp.
(b)
................... 3,898 266,779
CVRx, Inc.
(a) (b)
...................... 1,328 16,826
Embecta Corp. ..................... 7,296 150,662
Fractyl Health, Inc.
(a) (b)
................. 2,092 4,309
Glaukos Corp.
(a) (b)
.................... 6,077 911,185
Haemonetics Corp.
(a) (b)
................ 6,293 491,357
ICU Medical, Inc.
(a)
................... 2,698 418,649
Inari Medical, Inc.
(a)
.................. 6,653 339,636
Inmode Ltd.
(a)
...................... 8,731 145,808
Inogen, Inc.
(a)
...................... 2,708 24,832
Integer Holdings Corp.
(a) (b)
.............. 4,191 555,391
Integra LifeSciences Holdings Corp.
(a) (b)
..... 8,615 195,388
iRadimed Corp. ..................... 1,024 56,320
iRhythm Technologies, Inc.
(a)
............ 3,927 354,098
Lantheus Holdings, Inc.
(a) (b)
............. 8,532 763,273
LeMaitre Vascular, Inc. ................ 2,535 233,575
LivaNova plc
(a)
...................... 6,857 317,548
Merit Medical Systems, Inc.
(a)
............ 7,064 683,230
Neogen Corp.
(a)
..................... 27,403 332,672
NeuroPace, Inc.
(a)
................... 1,679 18,788
Nevro Corp.
(a)
...................... 4,491 16,706
Novocure Ltd.
(a) (b)
.................... 13,386 398,903
Omnicell, Inc.
(a)
..................... 5,575 248,199
OraSure Technologies, Inc.
(a)
............ 8,690 31,371
Orchestra BioMed Holdings, Inc.
(a) (b)
....... 3,039 12,156
Orthofix Medical, Inc.
(a)
................ 4,464 77,941
OrthoPediatrics Corp.
(a) (b)
............... 1,931 44,761
Paragon 28, Inc.
(a) (b)
.................. 5,313 54,883
PROCEPT BioRobotics Corp.
(a) (b)
......... 5,542 446,242
Pulmonx Corp.
(a)
.................... 4,607 31,282
Pulse Biosciences, Inc.
(a)
............... 2,073 36,091
RxSight, Inc.
(a) (b)
..................... 4,460 153,335
Sanara Medtech, Inc.
(a) (b)
............... 433 14,376
Semler Scientific, Inc.
(a)
................ 599 32,346
SI-BONE, Inc.
(a)
..................... 4,980 69,820
Sight Sciences, Inc.
(a)
................. 4,412 16,060
STAAR Surgical Co.
(a)
................. 6,216 150,987
Stereotaxis, Inc.
(a)
................... 6,854 15,627
Surmodics, Inc.
(a)
.................... 1,827 72,349
Tactile Systems Technology, Inc.
(a)
........ 2,848 48,786
Tandem Diabetes Care, Inc.
(a)
........... 8,138 293,131
TransMedics Group, Inc.
(a) (b)
............. 4,029 251,208
Treace Medical Concepts, Inc.
(a) (b)
......... 5,432 40,414
UFP Technologies, Inc.
(a)
............... 910 222,504
Utah Medical Products, Inc. ............. 363 22,314
Varex Imaging Corp.
(a)
................ 4,877 71,155
Zimvie, Inc.
(a)
....................... 3,284 45,812
Zynex, Inc.
(a)
....................... 2,352 18,839
10,026,207
Security
Shares
Shares Value
Health Care Providers & Services — 2.7%
Accolade, Inc.
(a)
..................... 8,654 $ 29,597
AdaptHealth Corp.
(a)
.................. 12,822 122,065
Addus HomeCare Corp.
(a)
.............. 2,105 263,862
agilon health, Inc.
(a)
.................. 38,754 73,633
AirSculpt Technologies, Inc.
(a) (b)
.......... 1,033 5,361
Alignment Healthcare, Inc.
(a)
............ 12,601 141,761
AMN Healthcare Services, Inc.
(a)
.......... 4,815 115,175
Ardent Health Partners, Inc.
(a)
........... 1,325 22,631
Astrana Health, Inc.
(a)
................. 5,309 167,393
Aveanna Healthcare Holdings, Inc.
(a) (b)
...... 5,828 26,634
BrightSpring Health Services, Inc.
(a)
....... 6,889 117,320
Brookdale Senior Living, Inc.
(a)
........... 24,092 121,183
Castle Biosciences, Inc.
(a)
.............. 3,139 83,654
Community Health Systems, Inc.
(a)
........ 16,224 48,510
Concentra Group Holdings Parent, Inc.
(b)
.... 13,448 266,001
CorVel Corp.
(a)
...................... 3,315 368,827
Cross Country Healthcare, Inc.
(a)
......... 4,058 73,693
DocGo, Inc.
(a) (b)
..................... 12,764 54,119
Enhabit, Inc.
(a)
...................... 6,202 48,438
Ensign Group, Inc. (The) ............... 6,930 920,720
Fulgent Genetics, Inc.
(a)
............... 2,569 47,449
GeneDx Holdings Corp. , Class A
(a) (b)
....... 1,542 118,518
Guardant Health, Inc.
(a)
................ 14,524 443,708
HealthEquity, Inc.
(a)
................... 10,626 1,019,565
Hims & Hers Health, Inc. , Class A
(a) (b)
...... 23,498 568,182
InfuSystem Holdings, Inc.
(a)
............. 2,010 16,984
Innovage Holding Corp.
(a)
.............. 2,186 8,591
Joint Corp. (The)
(a)
................... 1,617 17,189
LifeStance Health Group, Inc.
(a)
.......... 17,315 127,611
ModivCare, Inc.
(a) (b)
................... 1,556 18,423
Nano-X Imaging Ltd.
(a) (b)
............... 6,982 50,270
National HealthCare Corp. .............. 1,587 170,698
National Research Corp. ............... 1,725 30,429
NeoGenomics, Inc.
(a)
................. 15,611 257,269
OPKO Health, Inc.
(a) (b)
................. 41,697 61,295
Option Care Health, Inc.
(a)
.............. 21,067 488,754
Owens & Minor, Inc.
(a)
................. 9,516 124,374
PACS Group, Inc.
(a)
.................. 4,903 64,278
Patterson Cos., Inc. .................. 9,956 307,242
Pediatrix Medical Group, Inc.
(a)
........... 10,618 139,308
Pennant Group, Inc. (The)
(a)
............. 4,055 107,539
Performant Healthcare, Inc.
(a)
............ 8,196 24,752
Privia Health Group, Inc.
(a)
.............. 12,876 251,726
Progyny, Inc.
(a) (b)
.................... 9,676 166,911
Quipt Home Medical Corp.
(a)
............ 4,359 13,295
RadNet, Inc.
(a) (b)
..................... 8,184 571,570
Select Medical Holdings Corp. ........... 13,449 253,514
Sonida Senior Living, Inc.
(a)
............. 420 9,694
Surgery Partners, Inc.
(a)
............... 9,722 205,815
Talkspace, Inc.
(a)
.................... 15,411 47,620
US Physical Therapy, Inc. .............. 1,776 157,549
Viemed Healthcare, Inc.
(a)
.............. 3,706 29,722
8,990,421
Health Care REITs — 0.7%
American Healthcare REIT, Inc.
(b)
......... 19,061 541,714
CareTrust REIT, Inc. .................. 23,194 627,398
Community Healthcare Trust, Inc. ......... 3,540 68,003
Diversified Healthcare Trust ............. 28,357 65,221
Global Medical REIT, Inc. .............. 8,176 63,119
LTC Properties, Inc. .................. 5,501 190,059
National Health Investors, Inc. ........... 5,322 368,815
Sabra Health Care REIT, Inc. ............ 29,956 518,838
Strawberry Fields REIT, Inc. ............ 839 8,843

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Small Cap Index V.I. Fund
12
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care REITs (continued)
Universal Health Realty Income Trust
(b)
..... 1,714 $ 63,778
2,515,788
Health Care Technology — 0.3%
Definitive Healthcare Corp. , Class A
(a)
...... 7,484 30,759
Evolent Health, Inc. , Class A
(a)
........... 14,533 163,496
Health Catalyst, Inc.
(a)
................. 6,886 48,684
HealthStream, Inc. ................... 2,970 94,446
LifeMD, Inc.
(a) (b)
..................... 4,346 21,513
OptimizeRx Corp.
(a)
.................. 2,502 12,160
Phreesia, Inc.
(a)
..................... 6,889 173,327
Schrodinger, Inc.
(a)
................... 7,031 135,628
Simulations Plus, Inc. ................. 1,993 55,585
Teladoc Health, Inc.
(a)
................. 21,561 195,990
Waystar Holding Corp.
(a)
............... 5,319 195,207
1,126,795
Hotel & Resort REITs — 0.8%
Apple Hospitality REIT, Inc. ............. 28,579 438,688
Braemar Hotels & Resorts, Inc. .......... 8,632 25,896
Chatham Lodging Trust ................ 5,768 51,623
DiamondRock Hospitality Co. ............ 25,935 234,193
Pebblebrook Hotel Trust ............... 15,012 203,412
RLJ Lodging Trust ................... 19,723 201,372
Ryman Hospitality Properties, Inc.
(b)
....... 7,308 762,517
Service Properties Trust ............... 20,094 51,039
Summit Hotel Properties, Inc. ............ 12,362 84,680
Sunstone Hotel Investors, Inc. ........... 25,205 298,427
Xenia Hotels & Resorts, Inc. ............ 12,723 189,064
2,540,911
Hotels, Restaurants & Leisure — 2.0%
Accel Entertainment, Inc. , Class A
(a)
....... 6,784 72,453
Bally's Corp.
(a) (b)
..................... 2,911 52,078
Biglari Holdings, Inc. , Class B
(a)
.......... 65 16,529
BJ's Restaurants, Inc.
(a) (b)
.............. 2,328 81,794
Bloomin' Brands, Inc. ................. 10,088 123,174
Brinker International, Inc.
(a)
............. 5,553 734,606
Cheesecake Factory, Inc. (The)
(b)
......... 6,110 289,858
Cracker Barrel Old Country Store, Inc.
(b)
.... 2,844 150,334
Dave & Buster's Entertainment, Inc.
(a)
...... 4,057 118,424
Denny's Corp.
(a)
..................... 6,672 40,366
Despegar.com Corp.
(a)
................ 7,702 148,264
Dine Brands Global, Inc. ............... 1,980 59,598
El Pollo Loco Holdings, Inc.
(a)
............ 3,140 36,236
Everi Holdings, Inc.
(a)
................. 10,355 139,896
First Watch Restaurant Group, Inc.
(a) (b)
...... 3,782 70,383
Full House Resorts, Inc.
(a) (b)
............. 3,953 16,128
Global Business Travel Group I
(a)
......... 15,483 143,682
Golden Entertainment, Inc. ............. 2,612 82,539
Hilton Grand Vacations, Inc.
(a)
........... 8,918 347,356
Inspired Entertainment, Inc.
(a)
............ 2,571 23,268
International Game Technology plc ........ 14,336 253,174
Jack in the Box, Inc. .................. 2,411 100,394
Krispy Kreme, Inc.
(b)
.................. 10,323 102,507
Kura Sushi USA, Inc. , Class A
(a) (b)
......... 718 65,036
Life Time Group Holdings, Inc.
(a)
.......... 7,900 174,748
Lindblad Expeditions Holdings, Inc.
(a)
....... 4,188 49,670
Monarch Casino & Resort, Inc. ........... 1,450 114,405
Nathan's Famous, Inc. ................ 364 28,614
ONE Group Hospitality, Inc. (The)
(a) (b)
...... 3,303 9,579
Papa John's International, Inc. ........... 4,187 171,960
PlayAGS, Inc.
(a)
..................... 5,235 60,360
Portillo's, Inc. , Class A
(a)
............... 6,849 64,381
Potbelly Corp.
(a)
..................... 2,991 28,175
RCI Hospitality Holdings, Inc. ............ 1,076 61,838
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Red Rock Resorts, Inc. , Class A
(b)
......... 6,168 $ 285,208
Rush Street Interactive, Inc. , Class A
(a)
..... 9,561 131,177
Sabre Corp.
(a)
...................... 47,342 172,798
Shake Shack, Inc. , Class A
(a)
............ 4,696 609,541
Six Flags Entertainment Corp. ........... 11,495 553,944
Super Group SGHC Ltd. ............... 18,065 112,545
Sweetgreen, Inc. , Class A
(a)
............. 12,411 397,897
Target Hospitality Corp.
(a)
.............. 3,946 38,138
United Parks & Resorts, Inc.
(a)
........... 4,071 228,749
Vacasa, Inc. , Class A
(a)
................ 1,850 9,065
Xponential Fitness, Inc. , Class A
(a) (b)
....... 2,984 40,135
6,611,004
Household Durables — 1.9%
Beazer Homes USA, Inc.
(a)
............. 3,705 101,739
Cavco Industries, Inc.
(a)
................ 1,018 454,262
Century Communities, Inc. ............. 3,512 257,640
Champion Homes, Inc.
(a) (b)
.............. 6,708 590,975
Cricut, Inc. , Class A .................. 5,860 33,402
Dream Finders Homes, Inc. , Class A
(a) (b)
..... 3,497 81,375
Ethan Allen Interiors, Inc. .............. 2,912 81,856
Flexsteel Industries, Inc. ............... 568 30,865
GoPro, Inc. , Class A
(a)
................. 15,442 16,832
Green Brick Partners, Inc.
(a)
............. 3,925 221,723
Hamilton Beach Brands Holding Co. , Class A . 1,059 17,823
Helen of Troy Ltd.
(a)
.................. 2,829 169,259
Hooker Furnishings Corp.
(b)
............. 1,280 17,933
Hovnanian Enterprises, Inc. , Class A
(a)
...... 610 81,630
Installed Building Products, Inc.
(b)
......... 2,959 518,565
iRobot Corp.
(a)
...................... 3,461 26,823
KB Home ......................... 8,020 527,075
Landsea Homes Corp.
(a)
............... 2,359 20,028
La-Z-Boy, Inc. ...................... 5,156 224,647
Legacy Housing Corp.
(a)
............... 1,384 34,157
LGI Homes, Inc.
(a)
................... 2,619 234,139
Lifetime Brands, Inc. .................. 1,563 9,237
Lovesac Co. (The)
(a)
.................. 1,802 42,635
M/I Homes, Inc.
(a)
.................... 3,313 440,463
Meritage Homes Corp. ................ 4,413 678,808
Purple Innovation, Inc.
(a) (b)
.............. 5,895 4,598
Sonos, Inc.
(a)
....................... 14,851 223,359
Taylor Morrison Home Corp.
(a)
........... 12,760 781,040
Traeger, Inc.
(a)
...................... 4,596 10,985
TRI Pointe Homes, Inc.
(a) (b)
............. 11,363 412,022
United Homes Group, Inc. , Class A
(a) (b)
...... 827 3,498
Worthington Enterprises, Inc. ............ 3,982 159,718
6,509,111
Household Products — 0.3%
Central Garden & Pet Co.
(a)
............. 1,412 54,786
Central Garden & Pet Co. , Class A
(a)
....... 6,287 207,785
Energizer Holdings, Inc. ............... 9,078 316,732
Oil-Dri Corp. of America ............... 566 49,604
WD-40 Co. ........................ 1,703 413,284
1,042,191
Independent Power and Renewable Electricity Producers
— 0.2%
(b)
Altus Power, Inc. , Class A
(a)
............. 10,480 42,654
Montauk Renewables, Inc.
(a)
............ 8,056 32,063
Ormat Technologies, Inc. ............... 7,053 477,629
Sunnova Energy International, Inc.
(a)
....... 13,303 45,629
597,975
Industrial Conglomerates — 0.0%
Brookfield Business Corp. , Class A ........ 3,512 85,201

Schedule of Investments
(continued)
December 31, 2024
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Industrial REITs — 0.4%
Industrial Logistics Properties Trust ........ 8,241 $ 30,080
Innovative Industrial Properties, Inc.
(b)
...... 3,569 237,838
LXP Industrial Trust .................. 36,897 299,604
Plymouth Industrial REIT, Inc. ........... 4,560 81,168
Terreno Realty Corp.
(b)
................ 11,823 699,212
1,347,902
Insurance — 2.0%
Ambac Financial Group, Inc.
(a)
........... 5,463 69,107
American Coastal Insurance Corp.
(a)
....... 3,236 43,557
AMERISAFE, Inc. ................... 2,367 121,995
Baldwin Insurance Group, Inc. (The) , Class A
(a)
8,284 321,088
Bowhead Specialty Holdings, Inc.
(a)
........ 1,397 49,621
CNO Financial Group, Inc. .............. 13,219 491,879
Crawford & Co. , Class A ............... 1,513 17,490
Donegal Group, Inc. , Class A ............ 2,120 32,796
Employers Holdings, Inc. ............... 2,887 147,901
Enstar Group Ltd.
(a)
.................. 1,570 505,619
F&G Annuities & Life, Inc. .............. 2,285 94,690
Fidelis Insurance Holdings Ltd. ........... 6,706 121,580
Genworth Financial, Inc. , Class A
(a)
........ 53,781 375,929
GoHealth, Inc. , Class A
(a)
............... 535 7,164
Goosehead Insurance, Inc. , Class A
(a)
...... 2,782 298,286
Greenlight Capital Re Ltd. , Class A
(a)
....... 3,500 49,000
Hamilton Insurance Group Ltd. , Class B
(a)
... 4,854 92,372
HCI Group, Inc. ..................... 1,032 120,259
Heritage Insurance Holdings, Inc.
(a)
........ 2,937 35,538
Hippo Holdings, Inc.
(a)
................. 2,503 67,005
Horace Mann Educators Corp. ........... 4,848 190,187
Investors Title Co. ................... 176 41,670
James River Group Holdings Ltd. ......... 3,796 18,487
Kingsway Financial Services, Inc.
(a)
........ 2,087 17,468
Lemonade, Inc.
(a)
.................... 6,611 242,491
Maiden Holdings Ltd.
(a) (b)
............... 10,057 16,996
MBIA, Inc.
(a)
....................... 5,844 37,752
Mercury General Corp. ................ 3,408 226,564
NI Holdings, Inc.
(a)
................... 1,275 20,017
Oscar Health, Inc. , Class A
(a)
............ 24,454 328,662
Palomar Holdings, Inc.
(a)
............... 3,198 337,677
ProAssurance Corp.
(a)
................. 6,029 95,921
Root, Inc. , Class A
(a)
.................. 1,096 79,559
Safety Insurance Group, Inc. ............ 1,706 140,574
Selective Insurance Group, Inc. .......... 7,536 704,767
Selectquote, Inc.
(a)
................... 18,540 68,969
SiriusPoint Ltd.
(a)
.................... 11,856 194,320
Skyward Specialty Insurance Group, Inc.
(a)
... 4,690 237,033
Stewart Information Services Corp. ........ 3,201 216,035
Tiptree, Inc. ....................... 3,216 67,086
Trupanion, Inc.
(a) (b)
................... 4,177 201,331
United Fire Group, Inc. ................ 2,555 72,690
Universal Insurance Holdings, Inc. ........ 3,230 68,024
6,687,156
Interactive Media & Services — 0.6%
Bumble, Inc. , Class A
(a)
................ 12,447 101,319
Cargurus, Inc. , Class A
(a)
............... 10,812 395,070
Cars.com, Inc.
(a)
..................... 8,281 143,510
EverQuote, Inc. , Class A
(a)
.............. 3,184 63,648
fuboTV, Inc.
(a)
...................... 42,107 53,055
Getty Images Holdings, Inc. , Class A
(a)
...... 12,471 26,937
Grindr, Inc.
(a)
....................... 3,116 55,589
MediaAlpha, Inc. , Class A
(a)
............. 3,922 44,279
Nextdoor Holdings, Inc. , Class A
(a)
........ 21,982 52,097
Outbrain, Inc.
(a)
..................... 4,636 33,286
QuinStreet, Inc.
(a)
.................... 6,798 156,830
Shutterstock, Inc.
(b)
................... 3,050 92,567
Security
Shares
Shares Value
Interactive Media & Services (continued)
System1, Inc. , Class A
(a)
............... 3,236 $ 2,907
TrueCar, Inc.
(a)
...................... 9,635 35,939
Vimeo, Inc.
(a)
....................... 18,764 120,090
Webtoon Entertainment, Inc.
(a) (b)
.......... 1,752 23,792
Yelp, Inc.
(a) (b)
....................... 7,918 306,427
Ziff Davis, Inc.
(a) (b)
.................... 5,467 297,077
ZipRecruiter, Inc. , Class A
(a)
............. 9,369 67,832
2,072,251
IT Services — 0.6%
Applied Digital Corp.
(a)
................ 23,952 182,993
ASGN, Inc.
(a)
....................... 5,392 449,369
Backblaze, Inc. , Class A
(a)
.............. 5,044 30,365
BigBear.ai Holdings, Inc.
(a)
.............. 14,284 63,564
BigCommerce Holdings, Inc.
(a) (b)
.......... 9,451 57,840
Core Scientific, Inc.
(a) (b)
................ 22,416 314,945
Couchbase, Inc.
(a)
................... 4,915 76,625
DigitalOcean Holdings, Inc.
(a)
............ 8,269 281,725
Fastly, Inc. , Class A
(a)
................. 16,320 154,061
Grid Dynamics Holdings, Inc. , Class A
(a)
..... 7,459 165,888
Hackett Group, Inc. (The) .............. 3,213 98,703
Information Services Group, Inc. .......... 4,126 13,781
Rackspace Technology, Inc.
(a)
........... 7,166 15,837
Tucows, Inc. , Class A
(a) (b)
............... 816 13,986
Unisys Corp.
(a)
...................... 7,794 49,336
1,969,018
Leisure Products — 0.4%
Acushnet Holdings Corp. ............... 3,572 253,898
AMMO, Inc.
(a) (b)
..................... 10,187 11,206
Clarus Corp. ....................... 2,888 13,025
Escalade, Inc.
(b)
..................... 986 14,080
Funko, Inc. , Class A
(a)
................. 3,467 46,423
JAKKS Pacific, Inc.
(a)
................. 822 23,139
Johnson Outdoors, Inc. , Class A
(b)
........ 635 20,955
Latham Group, Inc.
(a)
................. 5,052 35,162
Malibu Boats, Inc. , Class A
(a)
............ 2,472 92,922
Marine Products Corp.
(b)
............... 798 7,318
MasterCraft Boat Holdings, Inc.
(a) (b)
........ 2,195 41,859
Peloton Interactive, Inc. , Class A
(a)
........ 43,809 381,138
Revelyst, Inc.
(a)
..................... 7,350 141,341
Smith & Wesson Brands, Inc. ............ 5,641 57,002
Solo Brands, Inc. , Class A
(a)
............. 1,638 1,867
Sturm Ruger & Co., Inc. ............... 1,851 65,470
Topgolf Callaway Brands Corp.
(a)
......... 17,911 140,780
1,347,585
Life Sciences Tools & Services — 0.3%
Adaptive Biotechnologies Corp.
(a)
......... 13,904 83,354
Akoya Biosciences, Inc.
(a) (b)
............. 2,922 6,691
BioLife Solutions, Inc.
(a)
................ 4,286 111,264
ChromaDex Corp.
(a)
.................. 6,071 32,207
Codexis, Inc.
(a)
...................... 9,953 47,476
CryoPort, Inc.
(a) (b)
.................... 5,270 41,001
Cytek Biosciences, Inc.
(a)
............... 14,912 96,779
Harvard Bioscience, Inc.
(a)
.............. 4,660 9,833
Lifecore Biomedical, Inc.
(a)
.............. 2,659 19,756
Maravai LifeSciences Holdings, Inc. , Class A
(a)
13,904 75,777
MaxCyte, Inc.
(a)
..................... 13,119 54,575
Mesa Laboratories, Inc. ............... 604 79,649
Nautilus Biotechnology, Inc.
(a)
............ 5,548 9,321
OmniAb, Inc.
(a) (b)
.................... 11,395 40,338
OmniAb, Inc., 12.50 Earnout Shares
(a) (d)
..... 703 —
OmniAb, Inc., 15.00 Earnout Shares
(a) (d)
..... 703 —
Pacific Biosciences of California, Inc.
(a) (b)
.... 36,058 65,986
Quanterix Corp.
(a) (b)
.................. 4,455 47,357

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Small Cap Index V.I. Fund
14
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Quantum-Si, Inc. , Class A
(a)
............. 14,387 $ 38,845
Standard BioTools, Inc.
(a) (b)
.............. 37,724 66,017
926,226
Machinery — 3.9%
374Water, Inc.
(a) (b)
................... 6,928 4,729
3D Systems Corp.
(a)
.................. 16,298 53,457
Alamo Group, Inc. ................... 1,297 241,125
Albany International Corp. , Class A ........ 3,924 313,802
Astec Industries, Inc. ................. 2,698 90,653
Atmus Filtration Technologies, Inc. ........ 10,506 411,625
Barnes Group, Inc. ................... 5,794 273,824
Blue Bird Corp.
(a)
.................... 4,039 156,027
Chart Industries, Inc.
(a) (b)
............... 5,354 1,021,757
Columbus McKinnon Corp. ............. 3,590 133,692
Commercial Vehicle Group, Inc.
(a)
......... 3,905 9,684
Douglas Dynamics, Inc. ............... 2,910 68,763
Eastern Co. (The) ................... 636 16,879
Energy Recovery, Inc.
(a)
............... 6,825 100,328
Enerpac Tool Group Corp. , Class A ........ 6,679 274,440
Enpro, Inc.
(b)
....................... 2,585 445,783
ESCO Technologies, Inc. .............. 3,233 430,668
Federal Signal Corp. ................. 7,402 683,871
Franklin Electric Co., Inc. .............. 5,618 547,474
Gencor Industries, Inc.
(a)
............... 1,043 18,409
Gorman-Rupp Co. (The) ............... 2,455 93,094
Graham Corp.
(a)
..................... 1,262 56,121
Greenbrier Cos., Inc. (The) ............. 3,778 230,420
Helios Technologies, Inc. ............... 4,094 182,756
Hillenbrand, Inc. .................... 8,837 272,003
Hillman Solutions Corp.
(a)
.............. 23,731 231,140
Hyliion Holdings Corp. , Class A
(a)
......... 16,073 41,951
Hyster-Yale, Inc. , Class A .............. 1,387 70,640
John Bean Technologies Corp. ........... 5,877 746,967
Kadant, Inc. ....................... 1,469 506,790
Kennametal, Inc. .................... 9,396 225,692
L B Foster Co. , Class A
(a)
............... 1,130 30,397
Lindsay Corp. ...................... 1,360 160,902
Luxfer Holdings plc .................. 3,156 41,312
Manitowoc Co., Inc. (The)
(a)
............. 4,179 38,154
Mayville Engineering Co., Inc.
(a)
.......... 1,333 20,955
Miller Industries, Inc. ................. 1,407 91,962
Mueller Industries, Inc.
(b)
............... 13,890 1,102,310
Mueller Water Products, Inc. , Class A ...... 19,515 439,087
NN, Inc.
(a)
......................... 5,855 19,146
Omega Flex, Inc. .................... 375 15,739
Park-Ohio Holdings Corp. .............. 1,037 27,242
Proto Labs, Inc.
(a)
.................... 3,101 121,218
REV Group, Inc. .................... 6,486 206,709
Shyft Group, Inc. (The) ................ 4,344 50,999
SPX Technologies, Inc.
(a)
............... 5,576 811,420
Standex International Corp.
(b)
............ 1,471 275,062
Taylor Devices, Inc.
(a)
................. 279 11,612
Tennant Co. ....................... 2,382 194,204
Terex Corp. ........................ 8,378 387,231
Titan International, Inc.
(a)
............... 6,123 41,575
Trinity Industries, Inc. ................. 10,314 362,021
Twin Disc, Inc. ...................... 1,350 15,863
Wabash National Corp. ................ 5,616 96,202
Watts Water Technologies, Inc. , Class A
(b)
... 3,359 682,885
13,198,771
Marine Transportation — 0.3%
Costamare, Inc. ..................... 5,584 71,754
Genco Shipping & Trading Ltd. ........... 5,272 73,492
Golden Ocean Group Ltd. .............. 15,156 135,798
Security
Shares
Shares Value
Marine Transportation (continued)
Himalaya Shipping Ltd. ................ 3,197 $ 15,537
Matson, Inc.
(b)
...................... 4,069 548,664
Pangaea Logistics Solutions Ltd. ......... 3,688 19,768
Safe Bulkers, Inc. ................... 7,394 26,396
891,409
Media — 0.8%
Advantage Solutions, Inc. , Class A
(a) (b)
...... 13,544 39,548
AMC Networks, Inc. , Class A
(a)
........... 3,681 36,442
Boston Omaha Corp. , Class A
(a) (b)
......... 2,765 39,208
Cable One, Inc. ..................... 715 258,916
Cardlytics, Inc.
(a) (b)
................... 5,464 20,271
Clear Channel Outdoor Holdings, Inc.
(a)
..... 43,981 60,254
EchoStar Corp. , Class A
(a)
.............. 15,294 350,233
Emerald Holding, Inc.
(b)
................ 2,004 9,659
Entravision Communications Corp. , Class A .. 8,024 18,856
EW Scripps Co. (The) , Class A
(a)
......... 7,028 15,532
Gambling.com Group Ltd.
(a)
............. 2,261 31,835
Gannett Co., Inc.
(a)
................... 18,552 93,873
Gray Television, Inc. .................. 10,125 31,894
Ibotta, Inc. , Class A
(a)
................. 1,918 124,823
iHeartMedia, Inc. , Class A
(a)
............. 11,806 23,376
Innovid Corp.
(a)
..................... 13,173 40,705
Integral Ad Science Holding Corp.
(a)
....... 9,150 95,526
John Wiley & Sons, Inc. , Class A ......... 4,936 215,753
Magnite, Inc.
(a) (b)
..................... 15,857 252,443
National CineMedia, Inc.
(a)
.............. 8,976 59,601
PubMatic, Inc. , Class A
(a)
............... 5,342 78,474
Scholastic Corp. .................... 3,063 65,334
Sinclair, Inc. , Class A ................. 4,174 67,368
Stagwell, Inc. , Class A
(a)
............... 11,481 75,545
TechTarget, Inc.
(a)
.................... 3,307 65,545
TEGNA, Inc.
(b)
...................... 21,039 384,803
Thryv Holdings, Inc.
(a) (b)
................ 4,504 66,659
Townsquare Media, Inc. , Class A ......... 1,297 11,790
WideOpenWest, Inc.
(a) (b)
............... 6,242 30,960
2,665,226
Metals & Mining — 1.6%
Alpha Metallurgical Resources, Inc.
(a)
...... 1,378 275,765
Arch Resources, Inc. , Class A ........... 2,179 307,718
Caledonia Mining Corp. plc ............. 1,720 16,185
Carpenter Technology Corp. ............ 5,918 1,004,344
Century Aluminum Co.
(a)
............... 6,344 115,588
Coeur Mining, Inc.
(a)
.................. 49,621 283,832
Commercial Metals Co.
(b)
.............. 14,112 699,955
Compass Minerals International, Inc.
(b)
...... 4,317 48,566
Constellium SE , Class A
(a)
.............. 16,279 167,185
Contango ORE, Inc.
(a) (b)
................ 1,471 14,739
Critical Metals Corp.
(a)
................. 793 5,385
Dakota Gold Corp.
(a)
.................. 9,636 21,199
Hecla Mining Co. .................... 73,045 358,651
i-80 Gold Corp.
(a)
.................... 40,732 19,755
Ivanhoe Electric, Inc.
(a) (b)
............... 10,445 78,860
Kaiser Aluminum Corp. ................ 2,013 141,454
Lifezone Metals Ltd.
(a) (b)
................ 4,455 30,962
MAC Copper Ltd. , Class A
(a) (b)
........... 6,463 68,637
Materion Corp.
(b)
.................... 2,603 257,385
Metallus, Inc.
(a)
..................... 5,408 76,415
Novagold Resources, Inc.
(a)
............. 29,791 99,204
Olympic Steel, Inc. ................... 1,066 34,975
Perpetua Resources Corp.
(a)
............ 5,085 54,257
Piedmont Lithium, Inc.
(a)
............... 2,197 19,202
Radius Recycling, Inc. , Class A
(b)
......... 3,180 48,400
Ramaco Resources, Inc. , Class A
(b)
........ 3,403 34,915
Ramaco Resources, Inc. , Class B ......... 578 5,710

Schedule of Investments
(continued)
December 31, 2024
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
15
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining (continued)
Ryerson Holding Corp. ................ 3,534 $ 65,414
SSR Mining, Inc.
(a)
................... 25,507 177,529
SunCoke Energy, Inc. ................. 10,374 111,002
Tredegar Corp.
(a)
.................... 3,463 26,596
Universal Stainless & Alloy Products, Inc.
(a) (b)
. 1,084 47,729
Warrior Met Coal, Inc. ................. 6,510 353,102
Worthington Steel, Inc. ................ 4,179 132,976
5,203,591
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
Advanced Flower Capital, Inc. ........... 2,019 16,818
AG Mortgage Investment Trust, Inc. ....... 3,560 23,674
Angel Oak Mortgage REIT, Inc. .......... 1,478 13,716
Apollo Commercial Real Estate Finance, Inc.
(b)
17,780 153,975
Arbor Realty Trust, Inc.
(b)
............... 19,889 275,463
Ares Commercial Real Estate Corp. ....... 6,984 41,136
ARMOUR Residential REIT, Inc.
(b)
........ 6,797 128,191
Blackstone Mortgage Trust, Inc. , Class A
(b)
... 21,947 382,097
BrightSpire Capital, Inc. , Class A ......... 16,679 94,069
Chicago Atlantic Real Estate Finance, Inc. ... 1,895 29,221
Chimera Investment Corp. .............. 10,218 143,052
Claros Mortgage Trust, Inc. ............. 11,378 51,429
Dynex Capital, Inc. ................... 9,541 120,694
Ellington Financial, Inc.
(b)
............... 10,162 123,163
Franklin BSP Realty Trust, Inc. ........... 10,429 130,780
Granite Point Mortgage Trust, Inc. ........ 6,283 17,530
Invesco Mortgage Capital, Inc.
(b)
.......... 6,510 52,405
KKR Real Estate Finance Trust, Inc. ....... 7,483 75,578
Ladder Capital Corp. , Class A ........... 14,919 166,944
MFA Financial, Inc. ................... 12,823 130,666
New York Mortgage Trust, Inc. ........... 10,974 66,502
Nexpoint Real Estate Finance, Inc. ........ 1,024 16,067
Orchid Island Capital, Inc.
(b)
............. 9,697 75,443
PennyMac Mortgage Investment Trust
(b)
.... 11,346 142,846
Ready Capital Corp.
(b)
................. 20,732 141,392
Redwood Trust, Inc.
(b)
................. 17,067 111,447
Seven Hills Realty Trust
(b)
.............. 1,524 19,934
Sunrise Realty Trust, Inc. .............. 673 9,476
TPG RE Finance Trust, Inc. ............. 8,122 69,037
Two Harbors Investment Corp. ........... 13,155 155,624
2,978,369
Multi-Utilities — 0.4%
Avista Corp. ....................... 9,836 360,293
Black Hills Corp. .................... 8,537 499,585
Northwestern Energy Group, Inc. ......... 7,500 400,950
Unitil Corp. ........................ 1,938 105,020
1,365,848
Office REITs — 0.7%
Brandywine Realty Trust ............... 20,253 113,417
City Office REIT, Inc. ................. 5,072 27,997
COPT Defense Properties
(b)
............. 14,333 443,606
Douglas Emmett, Inc.
(b)
................ 13,544 251,377
Easterly Government Properties, Inc. ...... 11,798 134,025
Franklin Street Properties Corp. .......... 12,539 22,946
Hudson Pacific Properties, Inc.
(b)
......... 16,576 50,225
JBG SMITH Properties ................ 10,415 160,079
NET Lease Office Properties
(a)
........... 1,898 59,237
Orion Office REIT, Inc. ................ 8,184 30,363
Paramount Group, Inc. ................ 23,301 115,107
Peakstone Realty Trust , Class E
(b)
........ 4,489 49,693
Piedmont Office Realty Trust, Inc. , Class A ... 15,756 144,167
Postal Realty Trust, Inc. , Class A ......... 2,571 33,552
SL Green Realty Corp.
(b)
............... 8,817 598,851
2,234,642
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels — 3.0%
Aemetis, Inc.
(a) (b)
.................... 4,588 $ 12,342
Amplify Energy Corp.
(a)
................ 4,344 26,064
Ardmore Shipping Corp. ............... 5,245 63,727
Berry Corp. ........................ 9,538 39,392
BKV Corp.
(a) (b)
...................... 1,746 41,520
California Resources Corp.
(b)
............ 8,490 440,546
Centrus Energy Corp. , Class A
(a)
.......... 1,799 119,831
Clean Energy Fuels Corp.
(a)
............. 20,123 50,509
CNX Resources Corp.
(a) (b)
.............. 18,276 670,181
Comstock Resources, Inc.
(a) (b)
........... 11,776 214,559
CONSOL Energy, Inc.
(b)
............... 3,684 393,009
Crescent Energy, Inc. , Class A ........... 20,038 292,755
CVR Energy, Inc.
(b)
................... 4,492 84,180
Delek US Holdings, Inc.
(b)
.............. 8,118 150,183
DHT Holdings, Inc. ................... 16,956 157,521
Diversified Energy Co. plc
(b) (c)
............ 5,898 99,086
Dorian LPG Ltd. ..................... 4,343 105,839
Empire Petroleum Corp.
(a) (b)
............. 1,716 13,042
Encore Energy Corp.
(a) (b)
............... 22,328 76,138
Energy Fuels, Inc.
(a)
.................. 22,768 116,800
Evolution Petroleum Corp.
(b)
............. 3,594 18,797
Excelerate Energy, Inc. , Class A .......... 2,154 65,158
FLEX LNG Ltd.
(b)
.................... 3,826 87,768
FutureFuel Corp. .................... 3,620 19,150
Golar LNG Ltd. ..................... 12,203 516,431
Granite Ridge Resources, Inc. ........... 6,478 41,848
Green Plains, Inc.
(a)
.................. 7,108 67,384
Gulfport Energy Corp.
(a)
............... 1,627 299,693
Hallador Energy Co.
(a) (b)
................ 3,491 39,972
HighPeak Energy, Inc. ................ 1,886 27,724
International Seaways, Inc. ............. 5,068 182,144
Kinetik Holdings, Inc. , Class A ........... 4,778 270,960
Kosmos Energy Ltd.
(a)
................. 58,893 201,414
Magnolia Oil & Gas Corp. , Class A
(b)
....... 21,773 509,053
Murphy Oil Corp. .................... 17,645 533,938
NACCO Industries, Inc. , Class A .......... 471 14,045
NextDecade Corp.
(a)
.................. 14,477 111,618
Nordic American Tankers Ltd.
(b)
.......... 25,459 63,647
Northern Oil & Gas, Inc.
(b)
.............. 12,510 464,872
Par Pacific Holdings, Inc.
(a)
............. 7,296 119,581
PBF Energy, Inc. , Class A .............. 12,504 331,981
Peabody Energy Corp. ................ 15,674 328,213
PrimeEnergy Resources Corp.
(a)
.......... 90 19,763
REX American Resources Corp.
(a)
........ 1,972 82,213
Riley Exploration Permian, Inc. ........... 1,436 45,837
Ring Energy, Inc.
(a)
................... 15,880 21,597
Sable Offshore Corp. , Class A
(a)
.......... 6,174 141,385
SandRidge Energy, Inc. ............... 4,152 48,620
Scorpio Tankers, Inc. ................. 5,494 272,997
SFL Corp. Ltd. ...................... 15,620 159,636
Sitio Royalties Corp. , Class A ............ 9,425 180,771
SM Energy Co.
(b)
.................... 14,234 551,710
Talos Energy, Inc.
(a)
.................. 17,670 171,576
Teekay Corp. Ltd. ................... 7,220 50,035
Teekay Tankers Ltd. , Class A ............ 2,966 118,017
Uranium Energy Corp.
(a)
............... 49,385 330,386
Ur-Energy, Inc.
(a)
.................... 42,930 49,369
VAALCO Energy, Inc.
(b)
................ 13,518 59,074
Vital Energy, Inc.
(a)
................... 3,641 112,580
Vitesse Energy, Inc.
(b)
................. 3,038 75,950
W&T Offshore, Inc.
(b)
................. 11,854 19,678
World Kinect Corp. ................... 7,355 202,336
10,196,145

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Small Cap Index V.I. Fund
16
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Paper & Forest Products — 0.1%
Clearwater Paper Corp.
(a)
.............. 2,092 $ 62,279
Sylvamo Corp. ..................... 4,347 343,500
405,779
Passenger Airlines — 0.5%
Allegiant Travel Co.
(b)
................. 1,917 180,428
Blade Air Mobility, Inc. , Class A
(a)
......... 6,516 27,693
Frontier Group Holdings, Inc.
(a)
........... 4,630 32,919
JetBlue Airways Corp.
(a) (b)
.............. 38,891 305,683
Joby Aviation, Inc. , Class A
(a) (b)
........... 53,692 436,516
SkyWest, Inc.
(a)
..................... 5,014 502,052
Sun Country Airlines Holdings, Inc.
(a)
....... 4,654 67,856
Wheels Up Experience, Inc. , Class A
(a)
..... 11,100 18,315
1,571,462
Personal Care Products — 0.3%
Beauty Health Co. (The) , Class A
(a) (b)
....... 10,149 16,137
Edgewell Personal Care Co. ............ 5,778 194,141
Herbalife Ltd.
(a)
..................... 12,593 84,247
Honest Co., Inc. (The)
(a)
............... 10,101 70,000
Interparfums, Inc. .................... 2,299 302,342
Medifast, Inc.
(a)
..................... 1,320 23,258
Nature's Sunshine Products, Inc.
(a)
........ 1,330 19,498
Nu Skin Enterprises, Inc. , Class A ......... 6,314 43,503
Olaplex Holdings, Inc.
(a)
............... 17,468 30,220
USANA Health Sciences, Inc.
(a)
.......... 1,424 51,107
Veru, Inc.
(a)
........................ 16,355 10,639
Waldencast plc , Class A
(a) (b)
............. 2,921 11,742
856,834
Pharmaceuticals — 1.7%
Alto Neuroscience, Inc.
(a)
............... 2,625 11,104
Alumis, Inc.
(a)
...................... 1,474 11,586
Amneal Pharmaceuticals, Inc. , Class A
(a)
.... 20,095 159,152
Amphastar Pharmaceuticals, Inc.
(a)
........ 4,834 179,486
ANI Pharmaceuticals, Inc.
(a) (b)
............ 2,324 128,471
Aquestive Therapeutics, Inc.
(a) (b)
.......... 9,407 33,489
Arvinas, Inc.
(a)
...................... 8,075 154,798
Atea Pharmaceuticals, Inc.
(a)
............ 8,884 29,761
Avadel Pharmaceuticals plc , ADR
(a) (b)
...... 11,653 122,473
Axsome Therapeutics, Inc.
(a) (b)
........... 4,577 387,260
BioAge Labs, Inc.
(a)
.................. 2,549 14,759
Biote Corp. , Class A
(a)
................. 3,287 20,314
Cassava Sciences, Inc.
(a)
.............. 4,915 11,599
Collegium Pharmaceutical, Inc.
(a)
......... 3,957 113,368
Contineum Therapeutics, Inc. , Class A
(a)
.... 835 12,233
Corcept Therapeutics, Inc.
(a) (b)
........... 10,154 511,660
CorMedix, Inc.
(a) (b)
................... 7,525 60,952
Edgewise Therapeutics, Inc.
(a)
........... 9,121 243,531
Enliven Therapeutics, Inc.
(a) (b)
............ 4,420 99,450
Esperion Therapeutics, Inc.
(a)
............ 23,768 52,290
Evolus, Inc.
(a)
...................... 6,956 76,794
EyePoint Pharmaceuticals, Inc.
(a) (b)
........ 7,913 58,952
Fulcrum Therapeutics, Inc.
(a)
............ 7,805 36,683
Harmony Biosciences Holdings, Inc.
(a)
...... 4,629 159,284
Harrow, Inc.
(a)
...................... 3,876 130,040
Innoviva, Inc.
(a) (b)
.................... 6,547 113,590
Ligand Pharmaceuticals, Inc.
(a)
........... 2,154 230,801
Liquidia Corp.
(a)
..................... 8,183 96,232
MBX Biosciences, Inc.
(a) (b)
.............. 1,294 23,848
MediWound Ltd.
(a)
................... 981 17,462
Mind Medicine MindMed, Inc.
(a)
.......... 10,465 72,836
Nektar Therapeutics
(a)
................. 22,561 20,982
Neumora Therapeutics, Inc.
(a) (b)
.......... 10,531 111,629
Nuvation Bio, Inc. , Class A
(a)
............ 22,605 60,129
Ocular Therapeutix, Inc.
(a)
.............. 19,579 167,205
Security
Shares
Shares Value
Pharmaceuticals (continued)
Omeros Corp.
(a) (b)
.................... 7,444 $ 73,547
Pacira BioSciences, Inc.
(a)
.............. 5,621 105,900
Phathom Pharmaceuticals, Inc.
(a) (b)
........ 5,288 42,939
Phibro Animal Health Corp. , Class A ....... 2,402 50,442
Pliant Therapeutics, Inc.
(a)
.............. 6,925 91,202
Prestige Consumer Healthcare, Inc.
(a)
...... 6,094 475,880
Rapport Therapeutics, Inc.
(a) (b)
........... 1,070 18,982
Revance Therapeutics, Inc.
(a)
............ 13,719 41,706
Scilex Holding Co. , (Acquired 01/06/23 , cost
$ 82,679 )
(a) (e)
..................... 7,889 3,335
scPharmaceuticals, Inc.
(a) (b)
............. 3,467 12,273
Septerna, Inc.
(a)
..................... 2,221 50,861
SIGA Technologies, Inc.
(b)
.............. 5,290 31,793
Supernus Pharmaceuticals, Inc.
(a)
......... 6,328 228,820
Tarsus Pharmaceuticals, Inc.
(a)
........... 4,632 256,474
Telomir Pharmaceuticals, Inc.
(a) (b)
......... 2,158 8,891
Terns Pharmaceuticals, Inc.
(a)
............ 8,814 48,829
Theravance Biopharma, Inc.
(a)
........... 4,390 41,310
Third Harmonic Bio, Inc.
(a)
.............. 2,294 23,605
Trevi Therapeutics, Inc.
(a) (b)
............. 8,625 35,535
Ventyx Biosciences, Inc.
(a)
.............. 5,721 12,529
Verrica Pharmaceuticals, Inc.
(a)
........... 2,541 1,779
WaVe Life Sciences Ltd.
(a)
.............. 11,444 141,562
Xeris Biopharma Holdings, Inc.
(a)
......... 16,097 54,569
Zevra Therapeutics, Inc.
(a) (b)
............. 6,812 56,812
5,643,778
Professional Services — 2.2%
Alight, Inc. , Class A
(b)
................. 52,573 363,805
Asure Software, Inc.
(a) (b)
................ 2,445 23,007
Barrett Business Services, Inc. ........... 3,240 140,746
BlackSky Technology, Inc. , Class A
(a)
....... 3,107 33,525
CBIZ, Inc.
(a)
........................ 6,006 491,471
Conduent, Inc.
(a)
.................... 19,839 80,150
CRA International, Inc. ................ 841 157,435
CSG Systems International, Inc. .......... 3,846 196,569
DLH Holdings Corp.
(a) (b)
................ 984 7,901
ExlService Holdings, Inc.
(a)
............. 19,585 869,182
Exponent, Inc. ...................... 6,219 554,113
First Advantage Corp.
(a) (b)
.............. 7,381 138,246
FiscalNote Holdings, Inc. , Class A
(a)
....... 7,953 8,510
Forrester Research, Inc.
(a)
.............. 1,441 22,580
Franklin Covey Co.
(a) (b)
................ 1,424 53,514
Heidrick & Struggles International, Inc. ..... 2,512 111,307
HireQuest, Inc. ..................... 623 8,822
Huron Consulting Group, Inc.
(a)
........... 2,226 276,603
IBEX Holdings Ltd.
(a)
.................. 975 20,953
ICF International, Inc. ................. 2,347 279,786
Innodata, Inc.
(a)
..................... 3,413 134,882
Insperity, Inc. ....................... 4,516 350,035
Kelly Services, Inc. , Class A ............. 4,094 57,070
Kforce, Inc. ........................ 2,315 131,260
Korn Ferry ........................ 6,424 433,299
Legalzoom.com, Inc.
(a)
................ 15,828 118,868
Maximus, Inc. ...................... 7,380 550,917
Mistras Group, Inc.
(a)
................. 2,441 22,115
NV5 Global, Inc.
(a)
................... 7,156 134,819
Planet Labs PBC , Class A
(a)
............. 26,135 105,585
Resources Connection, Inc. ............. 4,061 34,640
Spire Global, Inc. , Class A
(a)
............. 2,787 39,213
TriNet Group, Inc. ................... 3,932 356,908
TrueBlue, Inc.
(a)
..................... 3,719 31,240
TTEC Holdings, Inc. .................. 2,622 13,084
Upwork, Inc.
(a)
...................... 15,279 249,812
Verra Mobility Corp. , Class A
(a)
........... 20,517 496,101
Willdan Group, Inc.
(a)
................. 1,707 65,020

Schedule of Investments
(continued)
December 31, 2024
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
17
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
WNS Holdings Ltd.
(a)
................. 5,321 $ 252,162
7,415,255
Real Estate Management & Development — 0.6%
Anywhere Real Estate, Inc.
(a)
............ 11,673 38,521
Compass, Inc. , Class A
(a)
............... 45,765 267,725
Cushman & Wakefield plc
(a)
............. 19,001 248,533
eXp World Holdings, Inc.
(b)
.............. 10,292 118,461
Forestar Group, Inc.
(a)
................. 2,495 64,670
FRP Holdings, Inc.
(a)
.................. 1,722 52,745
Kennedy-Wilson Holdings, Inc. ........... 13,944 139,301
Marcus & Millichap, Inc. ............... 3,004 114,933
Maui Land & Pineapple Co., Inc.
(a)
........ 731 16,067
Newmark Group, Inc. , Class A ........... 16,943 217,040
Offerpad Solutions, Inc. , Class A
(a) (b)
....... 2,177 6,205
Opendoor Technologies, Inc. , Class A
(a)
..... 78,165 125,064
RE/MAX Holdings, Inc. , Class A
(a)
......... 2,229 23,783
Real Brokerage, Inc. (The)
(a) (b)
........... 11,977 55,094
Redfin Corp.
(a)
...................... 14,838 116,775
RMR Group, Inc. (The) , Class A .......... 1,933 39,897
St. Joe Co. (The) .................... 4,524 203,263
Star Holdings
(a)
..................... 1,552 15,101
Stratus Properties, Inc.
(a) (b)
.............. 685 14,221
Tejon Ranch Co.
(a)
................... 2,315 36,809
Transcontinental Realty Investors, Inc.
(a)
.... 183 5,455
1,919,663
Residential REITs — 0.4%
Apartment Investment & Management Co. ,
Class A
(a)
....................... 17,116 155,584
BRT Apartments Corp. ................ 1,549 27,928
Centerspace ....................... 2,088 138,121
Clipper Realty, Inc. ................... 1,016 4,653
Elme Communities ................... 11,202 171,055
Independence Realty Trust, Inc. .......... 28,553 566,492
NexPoint Residential Trust, Inc. .......... 2,785 116,274
UMH Properties, Inc. ................. 8,983 169,599
Veris Residential, Inc. ................. 9,816 163,240
1,512,946
Retail REITs — 1.4%
Acadia Realty Trust
(b)
................. 15,034 363,222
Alexander's, Inc. .................... 265 53,016
CBL & Associates Properties, Inc.
(b)
........ 3,026 88,995
Curbline Properties Corp. .............. 11,737 272,533
FrontView REIT, Inc. .................. 1,775 32,181
Getty Realty Corp. ................... 6,318 190,361
InvenTrust Properties Corp. ............. 9,800 295,274
Kite Realty Group Trust
(b)
.............. 27,378 691,021
Macerich Co. (The)
(b)
................. 29,568 588,995
NETSTREIT Corp.
(b)
.................. 9,274 131,227
Phillips Edison & Co., Inc. .............. 15,477 579,768
Retail Opportunity Investments Corp. ...... 15,265 265,000
Saul Centers, Inc. ................... 1,435 55,678
SITE Centers Corp. .................. 6,094 93,177
Tanger, Inc. ........................ 13,491 460,448
Urban Edge Properties ................ 15,870 341,205
Whitestone REIT .................... 6,072 86,040
4,588,141
Semiconductors & Semiconductor Equipment — 2.6%
ACM Research, Inc. , Class A
(a)
........... 6,408 96,761
Aehr Test Systems
(a) (b)
................. 3,510 58,371
Alpha & Omega Semiconductor Ltd.
(a)
...... 2,896 107,239
Ambarella, Inc.
(a)
.................... 4,698 341,733
Axcelis Technologies, Inc.
(a)
............. 4,089 285,698
CEVA, Inc.
(a)
....................... 3,008 94,902
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Cohu, Inc.
(a)
....................... 5,871 $ 156,756
Credo Technology Group Holding Ltd.
(a) (b)
.... 17,421 1,170,865
Diodes, Inc.
(a)
...................... 5,731 353,431
Everspin Technologies, Inc.
(a) (b)
........... 2,421 15,470
FormFactor, Inc.
(a)
................... 9,718 427,592
Ichor Holdings Ltd.
(a)
.................. 4,120 132,746
Impinj, Inc.
(a)
....................... 2,878 418,058
indie Semiconductor, Inc. , Class A
(a) (b)
...... 20,593 83,402
Kulicke & Soffa Industries, Inc. ........... 6,648 310,196
MaxLinear, Inc.
(a)
.................... 9,948 196,771
Navitas Semiconductor Corp.
(a) (b)
......... 15,900 56,763
NVE Corp. ........................ 559 45,519
PDF Solutions, Inc.
(a)
................. 3,795 102,769
Penguin Solutions, Inc.
(a)
............... 6,498 124,697
Photronics, Inc.
(a)
.................... 7,824 184,334
Power Integrations, Inc.
(b)
.............. 7,083 437,021
QuickLogic Corp.
(a)
................... 1,704 19,255
Rambus, Inc.
(a)
..................... 13,263 701,082
Rigetti Computing, Inc.
(a) (b)
.............. 19,518 297,845
Semtech Corp.
(a) (b)
................... 8,999 556,588
Silicon Laboratories, Inc.
(a) (b)
............. 3,994 496,135
SiTime Corp.
(a)
...................... 2,310 495,564
SkyWater Technology, Inc.
(a)
............ 3,449 47,596
Synaptics, Inc.
(a)
.................... 4,911 374,808
Ultra Clean Holdings, Inc.
(a)
............. 5,587 200,853
Veeco Instruments, Inc.
(a)
.............. 6,989 187,305
8,578,125
Software — 6.5%
8x8, Inc.
(a)
......................... 15,721 41,975
A10 Networks, Inc. ................... 8,641 158,994
ACI Worldwide, Inc.
(a)
................. 13,232 686,873
Adeia, Inc. ........................ 13,969 195,287
Agilysys, Inc.
(a) (b)
.................... 2,772 365,100
Airship AI Holdings, Inc. , Class A
(a) (b)
....... 3,308 20,708
Alarm.com Holdings, Inc.
(a)
............. 5,862 356,410
Alkami Technology, Inc.
(a)
.............. 6,528 239,447
Altair Engineering, Inc. , Class A
(a) (b)
........ 6,781 739,875
Amplitude, Inc. , Class A
(a)
.............. 9,678 102,103
Appian Corp. , Class A
(a) (b)
.............. 5,166 170,375
Arteris, Inc.
(a)
....................... 3,447 35,125
Asana, Inc. , Class A
(a)
................. 10,144 205,619
AudioEye, Inc.
(a)
..................... 894 13,598
Aurora Innovation, Inc. , Class A
(a)
......... 119,493 752,806
AvePoint, Inc. , Class A
(a)
............... 16,123 266,191
Bit Digital, Inc.
(a) (b)
.................... 14,875 43,584
Blackbaud, Inc.
(a) (b)
................... 4,997 369,378
BlackLine, Inc.
(a) (b)
................... 7,251 440,571
Blend Labs, Inc. , Class A
(a)
............. 29,023 122,187
Box, Inc. , Class A
(a)
.................. 17,657 557,961
Braze, Inc. , Class A
(a)
................. 8,171 342,201
C3.ai, Inc. , Class A
(a) (b)
................ 13,764 473,895
Cerence, Inc.
(a)
..................... 5,025 39,446
Cipher Mining, Inc.
(a)
.................. 25,268 117,244
Cleanspark, Inc.
(a) (b)
.................. 30,970 285,234
Clear Secure, Inc. , Class A ............. 11,079 295,145
Clearwater Analytics Holdings, Inc. , Class A
(a)
. 22,315 614,109
Commvault Systems, Inc.
(a) (b)
............ 5,406 815,819
Consensus Cloud Solutions, Inc.
(a)
........ 2,071 49,414
CS Disco, Inc.
(a) (b)
.................... 4,173 20,823
Daily Journal Corp.
(a)
................. 179 101,670
Digimarc Corp.
(a) (b)
................... 1,803 67,522
Digital Turbine, Inc.
(a)
................. 11,614 19,628
Domo, Inc. , Class B
(a)
................. 3,734 26,437
D-Wave Quantum, Inc.
(a)
............... 12,433 104,437
E2open Parent Holdings, Inc. , Class A
(a)
.... 25,278 67,239

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Small Cap Index V.I. Fund
18
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
eGain Corp.
(a)
...................... 2,947 $ 18,360
Enfusion, Inc. , Class A
(a)
............... 6,041 62,222
EverCommerce, Inc.
(a) (b)
............... 2,494 27,459
Freshworks, Inc. , Class A
(a)
............. 25,641 414,615
Hut 8 Corp.
(a)
....................... 10,113 207,215
Intapp, Inc.
(a)
....................... 6,670 427,480
InterDigital, Inc.
(b)
.................... 3,144 609,056
Jamf Holding Corp.
(a) (b)
................ 10,114 142,102
Kaltura, Inc.
(a)
...................... 9,763 21,479
Life360, Inc.
(a)
...................... 1,301 53,692
LiveRamp Holdings, Inc.
(a) (b)
............. 8,217 249,550
Logility Supply Chain Solutions, Inc. , Class A
(b)
3,744 41,484
MARA Holdings, Inc.
(a) (b)
............... 35,405 593,742
Matterport, Inc. , Class A
(a)
.............. 33,719 159,828
Meridianlink, Inc.
(a)
................... 4,112 84,913
Mitek Systems, Inc.
(a)
................. 5,830 64,888
N-able, Inc.
(a)
....................... 9,175 85,695
NCR Voyix Corp.
(a) (b)
.................. 18,419 254,919
NextNav, Inc.
(a) (b)
.................... 9,386 146,046
Olo, Inc. , Class A
(a)
................... 12,836 98,581
ON24, Inc.
(a)
....................... 3,326 21,486
OneSpan, Inc.
(a) (b)
.................... 4,995 92,607
Ooma, Inc.
(a) (b)
...................... 2,827 39,748
Pagaya Technologies Ltd. , Class A
(a) (b)
...... 4,472 41,545
PagerDuty, Inc.
(a)
.................... 11,335 206,977
Porch Group, Inc.
(a)
.................. 9,696 47,704
Prairie Operating Co.
(a)
................ 859 5,944
Progress Software Corp. ............... 5,242 341,516
PROS Holdings, Inc.
(a)
................ 5,785 127,039
Q2 Holdings, Inc.
(a)
................... 7,423 747,125
Qualys, Inc.
(a)
...................... 4,582 642,488
Rapid7, Inc.
(a)
...................... 7,790 313,392
Red Violet, Inc.
(a)
.................... 1,517 54,915
Rekor Systems, Inc.
(a) (b)
................ 8,915 13,907
ReposiTrak, Inc.
(b)
................... 1,417 31,358
Rimini Street, Inc.
(a) (b)
................. 6,637 17,721
Riot Platforms, Inc.
(a) (b)
................ 35,569 363,160
Roadzen, Inc.
(a)
..................... 4,324 9,426
Sapiens International Corp. NV .......... 3,805 102,240
SEMrush Holdings, Inc. , Class A
(a)
........ 4,586 54,482
Silvaco Group, Inc.
(a) (b)
................ 704 5,688
SolarWinds Corp. ................... 6,504 92,682
SoundHound AI, Inc. , Class A
(a) (b)
......... 38,425 762,352
SoundThinking, Inc.
(a)
................. 1,052 13,739
Sprinklr, Inc. , Class A
(a)
................ 14,392 121,612
Sprout Social, Inc. , Class A
(a)
............ 6,220 191,016
SPS Commerce, Inc.
(a)
................ 4,662 857,761
Telos Corp.
(a)
....................... 7,127 24,374
Tenable Holdings, Inc.
(a)
............... 14,822 583,690
Terawulf, Inc.
(a) (b)
.................... 33,384 188,953
Varonis Systems, Inc.
(a)
................ 13,715 609,357
Verint Systems, Inc.
(a)
................. 7,812 214,439
Vertex, Inc. , Class A
(a)
................. 6,824 364,060
Viant Technology, Inc. , Class A
(a) (b)
........ 1,929 36,632
Weave Communications, Inc.
(a)
.......... 4,965 79,043
WM Technology, Inc. , Class A
(a)
.......... 10,370 14,311
Workiva, Inc. , Class A
(a) (b)
.............. 6,243 683,609
Xperi, Inc.
(a)
........................ 5,605 57,563
Yext, Inc.
(a)
........................ 13,122 83,456
Zeta Global Holdings Corp. , Class A
(a)
...... 22,236 400,026
Zuora, Inc. , Class A
(a)
................. 16,627 164,940
21,911,839
Specialized REITs — 0.4%
Farmland Partners, Inc.
(b)
.............. 5,187 60,999
Four Corners Property Trust, Inc. ......... 12,076 327,743
Security
Shares
Shares Value
Specialized REITs (continued)
Gladstone Land Corp. ................ 4,336 $ 47,046
Outfront Media, Inc. .................. 18,724 332,164
PotlatchDeltic Corp. .................. 10,068 395,169
Safehold, Inc. ...................... 6,751 124,758
Uniti Group, Inc.
(b)
................... 30,553 168,041
1,455,920
Specialty Retail — 2.4%
1-800-Flowers.com, Inc. , Class A
(a) (b)
....... 3,249 26,544
Abercrombie & Fitch Co. , Class A
(a)
........ 6,248 933,889
Academy Sports & Outdoors, Inc.
(b)
........ 8,550 491,882
American Eagle Outfitters, Inc. ........... 21,950 365,906
America's Car-Mart, Inc.
(a)
.............. 950 48,688
Arhaus, Inc. , Class A ................. 6,435 60,489
Arko Corp.
(b)
....................... 9,829 64,773
Asbury Automotive Group, Inc.
(a) (b)
......... 2,441 593,236
BARK, Inc. , Class A
(a) (b)
................ 13,878 25,536
Beyond, Inc.
(a) (b)
..................... 6,087 30,009
Boot Barn Holdings, Inc.
(a)
.............. 3,717 564,315
Buckle, Inc. (The)
(b)
.................. 3,894 197,854
Build-A-Bear Workshop, Inc. ............ 1,647 75,828
Caleres, Inc.
(b)
...................... 4,365 101,093
Camping World Holdings, Inc. , Class A ..... 7,007 147,708
Citi Trends, Inc.
(a)
.................... 649 17,036
Designer Brands, Inc. , Class A
(b)
.......... 5,032 26,871
Destination XL Group, Inc.
(a)
............ 6,938 18,663
EVgo, Inc. , Class A
(a)
................. 12,780 51,759
Foot Locker, Inc.
(a)
................... 10,505 228,589
Genesco, Inc.
(a)
..................... 1,236 52,839
Group 1 Automotive, Inc.
(b)
.............. 1,638 690,384
GrowGeneration Corp.
(a) (b)
.............. 6,574 11,110
Haverty Furniture Cos., Inc. ............. 1,754 39,044
J Jill, Inc. ......................... 820 22,648
Lands' End, Inc.
(a)
................... 1,728 22,706
Leslie's, Inc.
(a)
...................... 22,001 49,062
MarineMax, Inc.
(a)
.................... 2,745 79,468
Monro, Inc.
(b)
....................... 3,863 95,802
National Vision Holdings, Inc.
(a) (b)
......... 9,491 98,896
ODP Corp. (The)
(a)
................... 4,057 92,256
OneWater Marine, Inc. , Class A
(a)
......... 1,610 27,982
Petco Health & Wellness Co., Inc.
(a)
....... 10,577 40,298
RealReal, Inc. (The)
(a) (b)
................ 12,287 134,297
Revolve Group, Inc. , Class A
(a)
........... 4,654 155,862
RumbleON, Inc. , Class B
(a) (b)
............ 2,254 12,239
Sally Beauty Holdings, Inc.
(a)
............ 12,910 134,910
Shoe Carnival, Inc.
(b)
................. 2,259 74,728
Signet Jewelers Ltd.
(b)
................. 5,241 423,001
Sleep Number Corp.
(a) (b)
............... 2,585 39,395
Sonic Automotive, Inc. , Class A .......... 1,750 110,863
Stitch Fix, Inc. , Class A
(a)
............... 11,896 51,272
ThredUp, Inc. , Class A
(a) (b)
.............. 10,186 14,159
Tile Shop Holdings, Inc.
(a)
.............. 4,225 29,279
Tilly's, Inc. , Class A
(a)
................. 3,026 12,861
Torrid Holdings, Inc.
(a)
................. 1,710 8,943
Upbound Group, Inc.
(b)
................ 6,802 198,414
Urban Outfitters, Inc.
(a)
................ 7,878 432,345
Victoria's Secret & Co.
(a)
............... 9,875 409,023
Warby Parker, Inc. , Class A
(a)
............ 10,987 265,995
Winmark Corp. ..................... 359 141,112
Zumiez, Inc.
(a)
...................... 1,816 34,813
8,076,674
Technology Hardware, Storage & Peripherals — 0.5%
CompoSecure, Inc. , Class A
(b)
........... 3,409 52,260
Corsair Gaming, Inc.
(a)
................ 5,976 39,501
CPI Card Group, Inc.
(a)
................ 806 24,091

Schedule of Investments
(continued)
December 31, 2024
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
19
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
Diebold Nixdorf, Inc.
(a) (b)
................ 3,189 $ 137,255
Eastman Kodak Co.
(a)
................. 7,027 46,168
Immersion Corp.
(b)
................... 4,029 35,173
IonQ, Inc.
(a)
........................ 24,968 1,042,913
Turtle Beach Corp.
(a)
.................. 1,876 32,474
Xerox Holdings Corp.
(b)
................ 14,782 124,612
1,534,447
Textiles, Apparel & Luxury Goods — 0.6%
Figs, Inc. , Class A
(a)
.................. 16,006 99,077
G-III Apparel Group Ltd.
(a)
.............. 4,946 161,339
Hanesbrands, Inc.
(a)
.................. 44,377 361,229
Kontoor Brands, Inc.
(b)
................ 6,845 584,631
Movado Group, Inc. .................. 1,997 39,301
Oxford Industries, Inc. ................ 1,893 149,131
Rocky Brands, Inc. ................... 915 20,862
Steven Madden Ltd. .................. 8,721 370,817
Superior Group of Cos., Inc. ............ 1,651 27,291
Vera Bradley, Inc.
(a)
.................. 3,137 12,328
Wolverine World Wide, Inc. ............. 10,026 222,577
2,048,583
Tobacco — 0.1%
Ispire Technology, Inc.
(a) (b)
.............. 2,188 11,006
Turning Point Brands, Inc. .............. 2,148 129,095
Universal Corp. ..................... 3,004 164,739
304,840
Trading Companies & Distributors — 2.5%
Alta Equipment Group, Inc. , Class A
(b)
...... 2,950 19,293
Applied Industrial Technologies, Inc. ....... 4,779 1,144,427
Beacon Roofing Supply, Inc.
(a)
........... 7,721 784,299
BlueLinx Holdings, Inc.
(a)
............... 1,002 102,364
Boise Cascade Co. .................. 4,857 577,303
Custom Truck One Source, Inc.
(a)
......... 7,030 33,814
Distribution Solutions Group, Inc.
(a)
........ 1,288 44,307
DNOW, Inc.
(a)
...................... 12,810 166,658
DXP Enterprises, Inc.
(a)
................ 1,565 129,300
EVI Industries, Inc. ................... 550 8,993
FTAI Aviation Ltd. .................... 12,657 1,823,114
GATX Corp. ....................... 4,451 689,727
Global Industrial Co. .................. 1,806 44,771
GMS, Inc.
(a)
........................ 4,909 416,431
H&E Equipment Services, Inc. ........... 4,077 199,610
Herc Holdings, Inc.
(b)
................. 3,500 662,655
Hudson Technologies, Inc.
(a)
............ 5,098 28,447
Karat Packaging, Inc. ................. 883 26,720
McGrath RentCorp ................... 3,048 340,827
MRC Global, Inc.
(a)
................... 10,817 138,241
Rush Enterprises, Inc. , Class A .......... 7,513 411,637
Rush Enterprises, Inc. , Class B .......... 1,279 69,629
Titan Machinery, Inc.
(a)
................ 2,427 34,294
Transcat, Inc.
(a) (b)
.................... 1,092 115,468
Willis Lease Finance Corp. ............. 367 76,171
Xometry, Inc. , Class A
(a) (b)
.............. 5,340 227,804
8,316,304
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp. , Class A
(a) (b)
...... 1,324 15,795
Water Utilities — 0.4%
American States Water Co. ............. 4,644 360,932
Cadiz, Inc.
(a)
....................... 4,986 25,927
California Water Service Group .......... 7,241 328,234
Consolidated Water Co. Ltd. ............ 1,804 46,706
Global Water Resources, Inc.
(b)
.......... 1,630 18,745
Middlesex Water Co. ................. 2,147 112,997
Security
Shares
Shares Value
Water Utilities (continued)
Pure Cycle Corp.
(a)
................... 2,785 $ 35,314
SJW Group ........................ 4,052 199,439
York Water Co. (The) ................. 1,683 55,068
1,183,362
Wireless Telecommunication Services — 0.2%
Gogo, Inc.
(a) (b)
...................... 8,210 66,419
Spok Holdings, Inc. .................. 2,030 32,582
Telephone & Data Systems, Inc. .......... 12,131 413,788
512,789
Total Common Stocks — 99 .4%
(Cost: $ 262,927,023 ) .............................. 333,052,758
Rights
Biotechnology — 0.0%
(a)
Contra Aduro Biotech I, CVR
(d)
.......... 1,703 801
Contra Chinook Therape, CVR
(d)
......... 7,079 5,946
Icosavax, Inc., CVR .................. 3,727 1,155
Inhibrx, Inc., CVR
(d)
.................. 4,257 4,768
Oncternal Therapeutics, Inc., CVR
(d)
....... 105 108
12,778
Total Rights — 0.0%
(Cost: $ 10,009 ) ................................. 12,778
Warrants
Health Care Equipment & Supplies — 0.0%
(a) (b)
Pulse Biosciences, Inc. ( 1 Share for 1 Warrant,
Expires 06/26/29 , Strike Price USD 11.00 ) . 202 647
Pulse Biosciences, Inc. ( 1 Share for 1 Warrant,
Expires 06/27/29 ) ................. 202 648
Total Warrants — 0.0%
(Cost: $ — ) ..................................... 1,295
Total Long-Term Investments — 99.4%
(Cost: $ 262,937,032 ) .............................. 333,066,831
Short-Term Securities
Money Market Funds — 17.0%
(f)(g)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.63%
(h)
.................. 55,314,420 55,342,077
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.36% .................... 1,592,079 1,592,079
Total Short-Term Securities — 17 .0%
(Cost: $ 56,938,512 ) ............................... 56,934,156
Total Investments — 116 .4%
(Cost: $ 319,875,544 ) .............................. 390,000,987
Liabilities in Excess of Other Assets — (16.4) % ............ (55,027,756)
Net Assets — 100.0% ...............................
$ 334,973,231

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Small Cap Index V.I. Fund
20
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,335, representing less than 0.05% of its net assets as of period end, and an original cost of $82,679.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
Shares
Held at
12/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 55,342,997
(a)
$ — $ 3,436 $ (4,356) $ 55,342,077 55,314,420 $ 339,028
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,260,930 331,149
(a)
— — — 1,592,079 1,592,079 99,333 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 58,249,337 — (58,241,766)
(a)
(6,796) (775) — — — —
$ (3,360) $ (5,131) $ 56,934,156 $ 438,361 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(continued)
December 31, 2024
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
21
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 19 03/21/25 $ 2,137 $ (95,486)
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 95,486 $ — $ — $ — $ 95,486
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended December 31, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 184,222 $ — $ — $ — $ 184,222
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (146,293) $ — $ — $ — $ (146,293)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 2,594,793
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 4,822,597 $ — $ — $ 4,822,597
Air Freight & Logistics .................................... 609,461 — — 609,461
Automobile Components .................................. 3,789,374 — — 3,789,374
Automobiles .......................................... 176,920 — — 176,920

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Small Cap Index V.I. Fund
22
Level 1 Level 2 Level 3 Total
Banks ............................................... $ 34,184,625 $ — $ — $ 34,184,625
Beverages ........................................... 985,137 — — 985,137
Biotechnology ......................................... 27,671,259 — — 27,671,259
Broadline Retail ........................................ 78,240 — — 78,240
Building Products ....................................... 4,759,723 — — 4,759,723
Capital Markets ........................................ 6,081,027 — — 6,081,027
Chemicals ............................................ 6,097,977 — — 6,097,977
Commercial Services & Supplies ............................. 6,074,204 — — 6,074,204
Communications Equipment ................................ 2,223,323 — — 2,223,323
Construction & Engineering ................................ 5,732,635 — — 5,732,635
Construction Materials .................................... 1,682,711 — — 1,682,711
Consumer Finance ...................................... 3,150,921 — — 3,150,921
Consumer Staples Distribution & Retail ........................ 2,909,106 — — 2,909,106
Containers & Packaging .................................. 804,915 — — 804,915
Distributors ........................................... 137,794 — — 137,794
Diversified Consumer Services .............................. 3,583,208 — — 3,583,208
Diversified REITs ....................................... 2,117,836 — — 2,117,836
Diversified Telecommunication Services ........................ 2,052,372 — — 2,052,372
Electric Utilities ........................................ 2,611,692 — — 2,611,692
Electrical Equipment ..................................... 4,358,080 — — 4,358,080
Electronic Equipment, Instruments & Components ................. 9,883,925 — — 9,883,925
Energy Equipment & Services .............................. 6,891,667 — — 6,891,667
Entertainment ......................................... 1,724,104 — — 1,724,104
Financial Services ...................................... 8,882,239 — — 8,882,239
Food Products ......................................... 3,304,671 — — 3,304,671
Gas Utilities ........................................... 3,228,136 — — 3,228,136
Ground Transportation ................................... 1,460,600 — — 1,460,600
Health Care Equipment & Supplies ........................... 10,026,207 — — 10,026,207
Health Care Providers & Services ............................ 8,990,421 — — 8,990,421
Health Care REITs ...................................... 2,515,788 — — 2,515,788
Health Care Technology .................................. 1,126,795 — — 1,126,795
Hotel & Resort REITs .................................... 2,540,911 — — 2,540,911
Hotels, Restaurants & Leisure .............................. 6,611,004 — — 6,611,004
Household Durables ..................................... 6,509,111 — — 6,509,111
Household Products ..................................... 1,042,191 — — 1,042,191
Independent Power and Renewable Electricity Producers ............ 597,975 — — 597,975
Industrial Conglomerates .................................. 85,201 — — 85,201
Industrial REITs ........................................ 1,347,902 — — 1,347,902
Insurance ............................................ 6,687,156 — — 6,687,156
Interactive Media & Services ............................... 2,072,251 — — 2,072,251
IT Services ........................................... 1,969,018 — — 1,969,018
Leisure Products ....................................... 1,347,585 — — 1,347,585
Life Sciences Tools & Services .............................. 926,226 — — 926,226
Machinery ............................................ 13,198,771 — — 13,198,771
Marine Transportation .................................... 891,409 — — 891,409
Media ............................................... 2,665,226 — — 2,665,226
Metals & Mining ........................................ 5,203,591 — — 5,203,591
Mortgage Real Estate Investment Trusts (REITs) .................. 2,978,369 — — 2,978,369
Multi-Utilities .......................................... 1,365,848 — — 1,365,848
Office REITs .......................................... 2,234,642 — — 2,234,642
Oil, Gas & Consumable Fuels ............................... 10,196,145 — — 10,196,145
Paper & Forest Products .................................. 405,779 — — 405,779
Passenger Airlines ...................................... 1,571,462 — — 1,571,462
Personal Care Products .................................. 856,834 — — 856,834
Pharmaceuticals ....................................... 5,640,443 3,335 — 5,643,778
Professional Services .................................... 7,415,255 — — 7,415,255
Real Estate Management & Development ....................... 1,919,663 — — 1,919,663
Residential REITs ....................................... 1,512,946 — — 1,512,946
Retail REITs .......................................... 4,588,141 — — 4,588,141
Semiconductors & Semiconductor Equipment .................... 8,578,125 — — 8,578,125
Software ............................................. 21,911,839 — — 21,911,839
Specialized REITs ...................................... 1,455,920 — — 1,455,920
Specialty Retail ........................................ 8,076,674 — — 8,076,674
Technology Hardware, Storage & Peripherals .................... 1,534,447 — — 1,534,447
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(continued)
December 31, 2024
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
23
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Textiles, Apparel & Luxury Goods ............................ $ 2,048,583 $ — $ — $ 2,048,583
Tobacco ............................................. 304,840 — — 304,840
Trading Companies & Distributors ............................ 8,316,304 — — 8,316,304
Transportation Infrastructure ............................... 15,795 — — 15,795
Water Utilities ......................................... 1,183,362 — — 1,183,362
Wireless Telecommunication Services ......................... 512,789 — — 512,789
Rights ................................................ — 1,155 11,623 12,778
Warrants .............................................. — 1,295 — 1,295
Short-Term Securities
Money Market Funds ...................................... 56,934,156 — — 56,934,156
$ 389,983,579 $ 5,785 $ 11,623 $ 390,000,987
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (95,486) $ — $ — $ (95,486)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities

December 31, 2024
2024
BlackRock Annual Financial Statements and Additional Information
24
BlackRock
Small Cap
Index V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 333,066,831
Investments, at value — affiliated
(c)
.......................................................................................... 56,934,156
Cash ............................................................................................................. 1,666
Cash pledged: –
Futures contracts .................................................................................................... 148,000
Receivables: –
Securities lending income — affiliated ...................................................................................... 20,844
Capital shares sold ................................................................................................... 159,759
Dividends — unaffiliated ............................................................................................... 343,072
Dividends — affiliated ................................................................................................. 9,425
Variation margin on futures contracts ....................................................................................... 1,896
Prepaid e xpenses ..................................................................................................... 1,591
Total a ssets .........................................................................................................
390,687,240
LIABILITIES
Collateral on securities loaned ............................................................................................. 55,352,713
Payables: –
Accounting services fees ............................................................................................... 23,872
Capital shares redeemed ............................................................................................... 13,976
Distribution fees ..................................................................................................... 1,098
Interest expense .................................................................................................... 422
Investment advisory fees .............................................................................................. 45,423
Directors' and Officer's fees ............................................................................................. 462
Printing and postage fees .............................................................................................. 138,701
Professional fees .................................................................................................... 51,511
Transfer agent fees .................................................................................................. 63,133
Variation margin on futures contracts ....................................................................................... 21
Other accrued expenses ............................................................................................... 22,677
Total li abilities ........................................................................................................
55,714,009
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 334,973,231
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 266,644,523
Accumulated earnings .................................................................................................. 68,328,708
NET ASSETS ........................................................................................................
$ 334,973,231
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 262,937,032
(b)
  Securities loaned, at value ...................................................................................... $ 53,836,949
(c)
  Investments, at cost — affiliated ................................................................................... $ 56,938,512
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2024
25
Statement of Assets and Liabilities
See notes to financial statements.
BlackRock Small
Cap Index V.I.
Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 329,628,080
Shares outstanding ...................................................................................................
27,987,312
Net asset value .....................................................................................................
$ 11.78
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 5,345,151
Shares outstanding ...................................................................................................
455,835
Net asset value .....................................................................................................
$ 11.73
Shares authorized ...................................................................................................
10 million
Par value ......................................................................................................... $ 0.10

Statement of Operations

Year Ended December 31, 2024
2024
BlackRock Annual Financial Statements and Additional Information
26
See notes to financial statements.
BlackRock
Small Cap
Index V.I. Fund
INVESTMENT INCOME
Non-cash dividends — unaffiliated ........................................................................................ $ 274,720
Dividends — unaffiliated ............................................................................................... 3,940,999
Dividends — affiliated ................................................................................................. 99,333
Interest — unaffiliated ................................................................................................. 8,086
Securities lending income — affiliated — net ................................................................................. 339,028
Foreign taxes withheld ................................................................................................ (15,998)
Total investment income .................................................................................................
4,646,168
EXPENSES
Investment advisory .................................................................................................. 258,286
Transfer agent — class specific .......................................................................................... 164,719
Printing and postage ................................................................................................. 99,568
Professional ....................................................................................................... 90,072
Accounting services .................................................................................................. 48,731
Custodian ......................................................................................................... 22,935
Recoupment of past waived and/or reimbursed fees — class specific ................................................................. 18,433
Distribution — class specific ............................................................................................ 10,612
Directors and Officer ................................................................................................. 9,909
Transfer agent ...................................................................................................... 5,000
Recoupment of past waived and/or reimbursed fees ............................................................................ 3,459
Miscellaneous ...................................................................................................... 20,722
Total expenses excluding interest expense .....................................................................................
752,446
Interest expense .................................................................................................... 1,644
Total expenses .......................................................................................................
754,090
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (1,466)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (38,616)
Total expenses after fees waived and/or reimbursed ..............................................................................
714,008
Net investment income ..................................................................................................
3,932,160
REALIZED AND UNREALIZED GAIN (LOSS) $ 30,561,497
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 16,903,857
Investments — affiliated ............................................................................................. (3,360)
Foreign currency transactions ......................................................................................... 30
Futures contracts .................................................................................................. 184,222
A
17,084,749
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 13,628,172
Investments — affiliated ............................................................................................. (5,131)
Futures contracts .................................................................................................. (146,293)
A
13,476,748
Net realized and unrealized gain ...........................................................................................
30,561,497
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 34,493,657

Statements of Changes in Net Assets
27
Statements of Changes in Net Assets
BlackRock Small Cap Index V.I. Fund
Year Ended
12/31/24
Year Ended
12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 3,932,160  $ 3,982,590
Net realized gain .................................................................................. 17,084,749  8,581,681
Net change in unrealized appreciation (depreciation) .......................................................... 13,476,748  33,135,701
Net increase in net assets resulting from operations ............................................................. 34,493,657  45,699,972
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ (23,030,616) (11,353,056)
Class III ....................................................................................... (359,795) (108,868)
Decrease in net assets resulting from distributions to shareholders ................................................... (23,390,411) (11,461,924)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ................................................... 7,017,459  5,603,561
NET ASSETS
Total increase in net assets ............................................................................. 18,120,705  39,841,609
Beginning of year .................................................................................... 316,852,526  277,010,917
End of year ........................................................................................
$ 334,973,231  $ 316,852,526
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information
28
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
BlackRock Small Cap Index V.I. Fund
Class I
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of year ..............................
$ 11.33  $ 10.08  $ 13.10  $ 13.02  $ 11.34
Net investment income
(a)
....................................
0 .15  0 .15  0 .14  0 .14  0 .12
Net realized and unrealized gain (loss) ...........................
1 .17  1 .52  ( 2 .83 ) 1 .68  2 .11
Net increase (decrease) from investment operations ................... 1.32  1.67  (2.69) 1.82  2.23
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .22 ) ( 0 .14 ) ( 0 .13 ) ( 0 .16 ) ( 0 .16 )
From net realized gain ...................................... ( 0 .65 ) ( 0 .28 ) ( 0 .20 ) ( 1 .58 ) ( 0 .39 )
Total distributions ........................................... (0.87) (0.42) (0.33) (1.74) (0.55)
Net asset value, end of year .................................. $ 11.78  $ 11.33  $ 10.08  $ 13.10  $ 13.02
Total Return
(c)
Based on net asset value ..................................... 11.31% 16.70% (20.46)% 14.57% 19.84%
Ratios to Average Net Assets
(d)
Total expen ses
(e)
...........................................
0.23% 0.23% 0.24% 0.23% 0.29%
Total expenses after fees waived and/or reimbursed ...................
0.22% 0.22% 0.21% 0.22% 0.22%
Net investment income ......................................
1.22% 1.39% 1.30% 0.96% 1.17%
Supplemental Data
Net assets, end of year (000) ................................... $ 329,628  $ 313,531  $ 274,954  $ 351,338  $ 321,743
Portfolio turnover rate ........................................ 14% 15% 18% 21% 16%
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Expense ratios ............................................................ 0.21% 0.21% N/A   0.23% N/A
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
29
Financial Highlights
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(i)
Annualized.
(j)
Portfolio turnover rate is representative of the portfolio for the entire year.
BlackRock Small Cap Index V.I. Fund
Class III
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Period from
02/09/21
(a)
to 12/31/21
Net asset value, beginning of period .........................................
$ 11.29  $ 10.05  $ 13.07  $ 15.16
Net investment income
(b)
.................................................
0 .12  0 .12  0 .13  0 .16
Net realized and unrealized gain (loss) ........................................
1 .17  1 .52  ( 2 .83 ) ( 0 .52 )
(c)
Net increase (decrease) from investment operations ................................ 1.29  1.64  (2.70) (0.36)
Distributions
(d)
– – – –
From net investment income .............................................. ( 0 .20 ) ( 0 .12 ) ( 0 .12 ) ( 0 .15 )
From net realized gain ................................................... ( 0 .65 ) ( 0 .28 ) ( 0 .20 ) ( 1 .58 )
Total distributions ........................................................ (0.85) (0.40) (0.32) (1.73)
Net asset value, end of period .............................................. $ 11.73  $ 11.29  $ 10.05  $ 13.07
Total Return
(e)
Based on net asset value .................................................. 11.07% 16.43% (20.63)% (1.85)%
(f)
Ratios to Average Net Assets
(g)
Total expen ses
(h)
........................................................
0.48% 0.48% 0.51% 0.41%
(i)
Total expenses after fees waived and/or reimbursed ................................
0.47% 0.47% 0.45% 0.41%
(i)
Net investment income ...................................................
1.00% 1.16% 1.21% 1.23%
(i)
Supplemental Data
Net assets, end of period (000) .............................................. $ 5,345  $ 3,322  $ 2,057  $ 635
Portfolio turnover rate ..................................................... 14% 15% 18% 21%
(j)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Period from
02/09/21
to 12/31/21
Expense ratios ....................................................................... 0.46% 0.46% N/A   N/A
See notes to financial statements.

Notes to Financial Statements
2024
BlackRock Annual Financial Statements and Additional Information
30
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Small
Cap Index V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2024 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Notes to Financial Statements
(continued)
31
Notes to Financial Statements
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or results of operations.
The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange ("NYSE"). Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
32
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s  Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(continued)
33
Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.08% of the average daily value of the Fund’s net assets.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2024, the class specific distribution fees borne directly by Class III were $10,612.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Barclays Capital, Inc. .............................. $ 2,707,644 $ (2,707,644) $ — $ —
BNP Paribas SA ................................. 378,449 (378,449) — —
BofA Securities, Inc. ............................... 1,677,692 (1,677,692) — —
Citigroup Global Markets, Inc. ........................ 8,469,974 (8,469,974) — —
J.P. Morgan Securities LLC .......................... 19,615,837 (19,615,837) — —
Jefferies LLC .................................... 2,067,534 (2,067,534) — —
Morgan Stanley .................................. 7,884,874 (7,884,874) — —
National Financial Services LLC ....................... 2,892,175 (2,892,175) — —
State Street Bank & Trust Co. ........................ 2,561,616 (2,561,616) — —
Toronto-Dominion Bank ............................ 5,581,154 (5,581,154) — —
$ 53,836,949 $ (53,836,949) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
34
depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific  in the Statement of Operations. For the year ended December 31, 2024 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers , Reimbursements and Recoupments : The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30,
2025 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the
1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year  ended December 31, 2024 , the amount waived was $ 1,466 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2024, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of Operations. For the year ended December 31, 2024, class specific expense waivers and/or reimbursements are as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2024, there were no fees waived and/
or reimbursed by the Manager pursuant to this agreement.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager — class specific in the
Statement of Operations. For the year ended December 31, 2024, class specific expense waivers and/or reimbursements were as follows:
With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) the Fund , of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 162,515 $ 2,204 $ 164,719
Class I ................................................................................................................
0 .05%
Class III ...............................................................................................................
0 .05
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 3,209
Class III ...................................................................................................... 81
$ 3,290
Class I Class III
Expense Limitations .................................................................................. 0 .22% 0 .47%
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 34,894
Class III ...................................................................................................... 432
$ 35,326

Notes to Financial Statements
(continued)
35
Notes to Financial Statements
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual expense limitations with respect to certain transfer agent fees, contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time.  Effective October 26, 2025, the repayment arrangement between the Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated.
For the year ended December 31, 2024, the Manager recouped the following fund level and class specific waivers and/or reimbursements previously recorded by the Fund:
As of December 31, 2024, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement were as follows:
The following fund level and class specific waivers and/or reimbursements previously recorded by the Fund, which were subject to recoupment by the Manager, expired on
December 31, 2024:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2024, the Fund paid BIM $79,069 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2024, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the  Company  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors  and Officer in the Statement of Operations.
Fund Level ............................................................................................................... $ 3,459
Class I .................................................................................................................. 18,158
Class III ................................................................................................................. 275
Expiring December 31,
Fund Level/Share Class 2025 2026
Class I ........................................................................................... $ 10,283 $ 34,894
Class III .......................................................................................... 56 432
Class I .................................................................................................................. 22,391

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
36
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors . For the year  ended December 31, 2024 , the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended December 31, 2024, purchases and sales of investments, excluding short-term securities, were $45,885,785 and $58,003,271, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund's NAV.
The tax character of distributions paid was as follows:
As of December 31, 2024, the tax components of accumulated earnings (loss) were as follows:
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and characterization of corporate actions.
As of December 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2024, the Fund did not borrow under the credit agreement.
Purchases ............................................................................................................... $ 7,073,174
Sales ................................................................................................................... 19,002,583
Net Realized Gain .......................................................................................................... 10,863,736
Fund Name
Year Ended
12/31/24
Year Ended
12/31/23
BlackRock Small Cap Index V.I. Fund
Ordinary income ...................................................................................... $ 7,824,433 $ 3,847,706
Long-term capital gains ................................................................................. 15,565,978 7,614,218
$ 23,390,411 $ 11,461,924
Fund Name
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Net Unrealized
Gains (Losses)
(a)
Total
BlackRock Small Cap Index V.I. Fund ........................................... $ 225,314 $ 762,522 $ 67,340,872 $ 68,328,708
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Small Cap Index V.I. Fund .................................... $ 322,660,115 $ 117,434,647 $ (50,093,775) $ 67,340,872

Notes to Financial Statements
(continued)
37
Notes to Financial Statements
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Manager uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information
38
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
As of December 31, 2024, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/24
Year Ended
12/31/23
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Small Cap Index V.I. Fund
Class I
Shares sold .............................................
1,105,059 $ 13,094,359 1,110,381 $ 11,775,336
Shares issued in reinvestment of distributions ........................
1,848,391 23,029,994 1,022,465 11,352,755
Shares redeemed .........................................
(2,644,035) (31,057,006) (1,744,729) (18,476,048)
309,415 $ 5,067,347 388,117 $ 4,652,043
Class III
Shares sold .............................................
165,904 $ 1,990,332 100,824 $ 1,068,736
Shares issued in reinvestment of distributions ........................
28,924 358,671 9,793 108,339
Shares redeemed .........................................
(33,218) (398,891) (21,105) (225,557)
161,610 $ 1,950,112 89,512 $ 951,518
471,025 $ 7,017,459 477,629 $ 5,603,561
Class I .......................................................................................................... 710
Class III ......................................................................................................... 1,319

Report of Independent Registered Public Accounting Firm
39
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Small Cap Index V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Small Cap Index V.I. Fund of BlackRock Variable Series Funds, Inc. (the “Fund”),
including the schedule of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2024, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 17, 2025
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in these Financial Statements
2024
BlackRock Annual Financial Statements and Additional Information
40
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CVR Contingent Value Rights
REIT Real Estate Investment Trust

Additional Information
Additional Information
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of the Company is paid by the Company, on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  537-4942 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2024
Annual Financial Statements and AdditionaI Information
Funds and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
(a)
Edinburgh, EH3 8BL
United Kingdom
BlackRock Asset Management
North Asia Limited
(b)
Hong Kong
BlackRock (Singapore) Limited
(c)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Sidley Austin LLP
(d)
New York, NY 10019
Willkie Farr & Gallagher LLP
(e)
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Global Allocation V.I. Fund, BlackRock High Yield V.I. Fund, BlackRock International V.I. Fund, BlackRock Managed Volatility V.I. Fund and BlackRock Total Return V.I. Fund.
(b)
For BlackRock Managed Volatility V.I. Fund.
(c)
For BlackRock Global Allocation V.I. Fund, BlackRock Managed Volatility V.I. Fund and BlackRock Total Return V.I. Fund.
(d)
For BlackRock 60/40 Target Allocation ETF V.I. Fund, BlackRock Advantage Large Cap Core V.I. Fund, BlackRock Advantage Large Cap Value V.I. Fund, BlackRock Advantage SMID Cap V.I.
Fund, BlackRock Basic Value V.I. Fund, BlackRock Capital Appreciation V.I. Fund, BlackRock Equity Dividend V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock Government Money
Market V.I. Fund, BlackRock International V.I. Fund, BlackRock International Index V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock
S&P 500 Index V.I. Fund and BlackRock Small Cap Index V.I. Fund.
(e)
For BlackRock High Yield V.I. Fund and BlackRock Total Return V.I. Fund.

Want to know more?
blackrock.com | 800-537-4942
This report is only for distribution to shareholders of the Funds of BlackRock Variable Series Funds, Inc. and BlackRock
Variable Series Funds II, Inc. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of non-money market fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. You could lose money by investing in the
Funds. Although BlackRock Government Money Market V.I. Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in BlackRock Government Money Market V.I. Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
BlackRock Government Money Market V.I. Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted.
For current month-end performance information, call (800) 626-1960. BlackRock Government Money Market V.I. Fund’s
current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers  – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached.
              <<section302>>
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached.
<<section906>>
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Variable Series Funds, Inc.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Variable Series Funds, Inc.

Date: February 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Variable Series Funds, Inc.

Date: February 17, 2025

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Variable Series Funds, Inc.

Date: February 17, 2025